UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI Emerging Markets Low Volatility Index Fund Fidelity® SAI Emerging Markets Low Volatility Index Fund : FGKPX

This annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 29	0.26%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, financials gained about 25% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+31%). Utilities rose 31%, communication services gained 15%, and health care advanced 24%. Other contributors included the energy (+23%), consumer discretionary (+11%) and consumer staples (+10%) sectors.
•Conversely, from a sector standpoint, materials returned -2% and detracted most. Industrials (+0%), hampered by the transportation industry (-3%), and real estate (+1%), especially the equity real estate investment trusts industry (-6%), each also hurt.
•Turning to individual stocks, the top contributor was Asustek Computer (+78%), from the technology hardware & equipment industry. In utilities, PowerGrid (+61%) and Tenaga Nasional (+61%) also helped. China Shenhua Energy (+49%), a stock in the energy sector, boosted the fund as well. Lastly, Bank of China gained 44% and contributed.
•In contrast, the biggest detractor was Yum China (-35%), from the consumer services group. Formosa Petrochemical (-37%), a stock in the energy sector, also hurt, as did Formosa Plastics (-37%), a stock in the materials sector. Rumo (-22%), from the transportation category, hindered the fund as well. Lastly, in technology hardware & equipment, Samsung Electronics returned roughly -11% and detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 30, 2019 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Emerging Markets Low Volatility Index Fund	18.98%	5.30%	4.78%
Fidelity Emerging Markets Low Volatility Focus Index℠	20.82%	6.21%	5.84%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	6.66%
A   From January 30, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,628,003,671
Number of Holdings	125
Total Advisory Fee	$5,304,513
Portfolio Turnover	34%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	27.6
Information Technology	20.1
Communication Services	13.6
Consumer Staples	9.4
Consumer Discretionary	7.8
Utilities	6.2
Health Care	5.3
Materials	4.2
Industrials	2.2
Energy	1.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Asustek Computer Inc	1.8
Advanced Info Service PCL	1.7
Uni-President Enterprises Corp	1.7
China Construction Bank Corp H Shares	1.7
Saudi Telecom Co	1.7
Agricultural Bank of China Ltd H Shares	1.6
Bank of China Ltd H Shares	1.6
Industrial & Commercial Bank of China Ltd H Shares	1.6
Bharti Airtel Ltd	1.6
Bank of Communications Co Ltd H Shares	1.6
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914005.100    3315-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI Emerging Markets Value Index Fund Fidelity® SAI Emerging Markets Value Index Fund : FEMVX

This annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 25	0.21%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, information technology gained about 47% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 37%, also helped, as did consumer discretionary, which advanced roughly 39%. The communication services sector rose 19%, while industrials gained 25% and utilities advanced 42%. Other contributors included the health care (+35%), consumer staples (+19%), materials (+3%), energy (+3%) and real estate (+6%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. Hon Hai Precision Industry (+129%), a stock in the technology hardware & equipment category, and Tencent Holdings (+42%), from the media & entertainment group, each also boosted the fund. In automobiles & components, Mahindra & Mahindra (+83%) helped. Lastly, in consumer discretionary distribution & retail, JD.com (+61%) also lifted the fund.
•Conversely, the biggest detractor was Samsung Electronics (-12%), from the technology hardware & equipment industry. In materials, Sasol (-56%) and Vale (-13%) each hurt the fund's performance. Another notable detractor was Gazprom (-100%), a stock in the energy sector. Lastly, in consumer discretionary distribution & retail, PDD returned -34% and also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 12, 2020 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Emerging Markets Value Index Fund	29.09%	11.46%
Fidelity Emerging Markets Value Focus Index℠	31.84%	12.49%
MSCI Emerging Markets Index	25.33%	7.44%
A   From May 12, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,954,224,579
Number of Holdings	214
Total Advisory Fee	$6,639,914
Portfolio Turnover	30%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.2
Financials	24.2
Consumer Discretionary	13.0
Communication Services	8.8
Industrials	6.9
Materials	5.4
Consumer Staples	4.4
Energy	4.3
Health Care	3.1
Utilities	2.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.0
Tencent Holdings Ltd	3.2
Samsung Electronics Co Ltd	2.4
JD.com Inc A Shares	2.3
Hon Hai Precision Industry Co Ltd	2.2
China Construction Bank Corp H Shares	2.1
Industrial & Commercial Bank of China Ltd H Shares	1.6
Bank of China Ltd H Shares	1.6
Vale SA	1.5
Petroleo Brasileiro SA	1.5
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914013.100    6049-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® International Index Fund Fidelity Flex® International Index Fund : FITFX

This annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained roughly 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained about 35% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced approximately 33%, lifted by the capital goods industry (+36%). The consumer discretionary sector rose about 19%, while health care gained approximately 20% and communication services advanced roughly 25%. Other contributors included the materials (+14%), utilities (+21%), real estate (+22%), consumer staples (+5%) and energy (+5%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment industry. SAP (+76%), a stock in the software & services category, helped. In media & entertainment, Tencent Holdings gained 42% and contributed. In capital goods, Hitachi gained 109% and lifted the fund. Lastly, in banks, Royal Bank of Canada (+56%) was helpful.
•Conversely, the biggest individual detractor was Samsung Electronics (-11%), from the technology hardware & equipment group. Nestle (-10%), from the food, beverage & tobacco group, hurt. In energy, BP returned about -17% and detracted. Lastly, Bayer (-37%) and Wuxi Biologics (-66%), from the pharmaceuticals, biotechnology & life sciences group, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® International Index Fund	23.59%	5.84%	6.30%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	6.47%
A   From March 9, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,536,506,074
Number of Holdings	2,171
Total Advisory Fee	$0
Portfolio Turnover	4%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.8
Industrials	13.4
Information Technology	12.8
Consumer Discretionary	10.8
Health Care	9.0
Consumer Staples	6.8
Materials	6.6
Communication Services	5.0
Energy	4.9
Utilities	3.0
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.0
Novo Nordisk A/S Series B	1.4
Tencent Holdings Ltd	1.3
ASML Holding NV	1.1
Nestle SA	1.0
SAP SE	0.9
Astrazeneca PLC	0.9
Roche Holding AG	0.9
Novartis AG	0.8
Shell PLC	0.8
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913990.100    2922-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® International Sustainability Index Fund Fidelity® International Sustainability Index Fund : FNIDX

This annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 22	0.20%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, emerging markets gained approximately 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+20%).
•By sector, financials gained roughly 31% and contributed most. Information technology, which gained 48%, also helped, benefiting from the semiconductors & semiconductor equipment industry (+58%), as did industrials, which advanced 32%. The consumer discretionary sector rose 17%, while health care gained approximately 18% and communication services advanced 22%. Other contributors included the materials (+18%), consumer staples (+10%), utilities (+26%) and real estate (+28%) sectors.
•Conversely, from a sector standpoint, energy returned -2% and detracted most.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. In media & entertainment, Tencent Holdings (+42%) lifted the fund. In capital goods, Hitachi (+109%) and Schneider Electric (+71%) helped. Lastly, Novo Nordisk (+17%), from the pharmaceuticals, biotechnology & life sciences category, also contributed.
•In contrast, the biggest detractor was Wuxi Biologics (-66%), from the pharmaceuticals, biotechnology & life sciences category. In energy, Gazprom (-100%) and Lukoil (-100%) hurt. Lastly, in consumer durables & apparel, Kering (-36%) and LVMH Moet Hennessy Louis Vuitton (-5%) also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 9, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® International Sustainability Index Fund	23.62%	5.28%	5.17%
MSCI ACWI (All Country World Index) ex USA ESG Leaders Index	24.93%	5.63%	5.64%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	5.67%
A   From May 9, 2017
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$441,951,608
Number of Holdings	911
Total Advisory Fee	$857,904
Portfolio Turnover	14%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.7
Industrials	13.5
Information Technology	12.8
Consumer Discretionary	11.1
Health Care	9.8
Communication Services	7.3
Consumer Staples	6.9
Materials	6.4
Energy	4.0
Utilities	2.7
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.6
Novo Nordisk A/S Series B	2.6
Tencent Holdings Ltd	2.4
ASML Holding NV	1.9
Astrazeneca PLC	1.7
Novartis AG	1.6
Alibaba Group Holding Ltd	1.4
LVMH Moet Hennessy Louis Vuitton SE	1.4
HSBC Holdings PLC	1.3
Unilever PLC	1.1
21.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913994.100    2988-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Global ex U.S. Index Fund Fidelity® Global ex U.S. Index Fund : FSGGX

This annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained about 35% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced roughly 33%, lifted by the capital goods industry (+36%). The consumer discretionary sector rose approximately 19%, while health care gained approximately 20% and communication services advanced roughly 25%. Other contributors included the materials (+14%), utilities (+21%), consumer staples (+5%), real estate (+23%) and energy (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment category. SAP (+76%), from the software & services industry, contributed. Tencent Holdings, within the media & entertainment industry, gained 42% and contributed. Hitachi (+109%), a stock in the capital goods industry, boosted the fund. Lastly, in banks, Royal Bank of Canada (+56%) also contributed.
•Conversely, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment industry. Nestle (-10%), from the food, beverage & tobacco industry, hurt the fund's performance. BP (-16%), from the energy sector, hurt the fund's performance. Lastly, in pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) and Bayer (-37%) also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Global ex U.S. Index Fund	23.57%	5.84%	4.78%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$10,844,499,225
Number of Holdings	2,192
Total Advisory Fee	$5,523,301
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Industrials	13.4
Information Technology	12.8
Consumer Discretionary	10.7
Health Care	8.9
Consumer Staples	6.8
Materials	6.6
Communication Services	4.9
Energy	4.7
Utilities	3.0
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.9
Novo Nordisk A/S Series B	1.4
Tencent Holdings Ltd	1.3
ASML Holding NV	1.1
Nestle SA	1.0
SAP SE	0.9
Roche Holding AG	0.9
Astrazeneca PLC	0.8
Novartis AG	0.8
Shell PLC	0.8
11.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913966.100    2348-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Total International Index Fund Fidelity® Total International Index Fund : FTIHX

This annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 7	0.06%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained 35% and contributed most. Industrials, which gained approximately 33%, also helped, benefiting from the capital goods industry (+36%), as did information technology, which advanced about 37%. The consumer discretionary sector rose approximately 19%, while health care gained 21% and materials advanced roughly 15%. Other contributors included the communication services (+24%), utilities (+22%), real estate (+22%), consumer staples (+7%) and energy (+5%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment category. SAP (+76%), a stock in the software & services group, boosted the fund. Tencent Holdings (+42%), from the media & entertainment group, helped. Hitachi (+109%), from the capital goods category, boosted the fund. Lastly, Royal Bank of Canada (+57%), a stock in the banks industry, was a contributor.
•In contrast, the biggest detractor was Samsung Electronics (-12%), from the technology hardware & equipment category. Nestle (-10%), from the food, beverage & tobacco industry, hurt the fund's performance. BP (-17%), from the energy sector, was a detractor. Lastly, in pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) and Bayer (-37%) hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2016 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Total International Index Fund	23.34%	5.84%	6.36%
MSCI ACWI (All Country World Index) ex USA Investable Market Index	24.46%	6.00%	6.61%
A   From June 7, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$13,433,009,806
Number of Holdings	5,088
Total Advisory Fee	$7,421,867
Portfolio Turnover	5%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	22.2
Industrials	14.3
Information Technology	12.4
Consumer Discretionary	11.1
Health Care	8.9
Materials	7.2
Consumer Staples	7.0
Communication Services	4.9
Energy	4.4
Utilities	3.0
Real Estate	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Novo Nordisk A/S Series B	1.2
Tencent Holdings Ltd	1.2
ASML Holding NV	0.9
SAP SE	0.9
Nestle SA	0.8
Astrazeneca PLC	0.7
Novartis AG	0.7
Roche Holding AG	0.7
Shell PLC	0.7
10.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913989.100    2834-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Emerging Markets Index Fund Fidelity® Emerging Markets Index Fund : FPADX

This annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 8	0.07%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Emerging Asia gained approximately 29% and contributed most to the fund's performance for the fiscal year, followed by Africa (+34%), especially South Africa (+36%).
•By sector, information technology gained about 46% and contributed most, driven by the semiconductors & semiconductor equipment industry (+79%). Financials, which gained about 26%, also helped, as did consumer discretionary, which advanced about 28%. The communication services sector rose 22%, while industrials gained 24% and utilities advanced approximately 30%. Other contributors included the health care (+11%), real estate (+16%), energy (+3%), consumer staples (+3%) and materials (+3%) sectors.
•Conversely, Emerging Europe, primarily by Russia (-100%), returned approximately -12% and was a notable detractor.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment category. Another notable contributor was Tencent Holdings (+42%), a stock in the media & entertainment category. In technology hardware & equipment, Hon Hai Precision Industry gained roughly 127% and helped. In consumer services, Meituan (+66%) contributed. Lastly, Alibaba (+23%), from the consumer discretionary distribution & retail group, also boosted the fund.
•In contrast, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment group. In pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) hindered the fund. In energy, Gazprom (-100%) and Lukoil (-100%) detracted. Lastly, NetEase (-24%), a stock in the media & entertainment category, also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Emerging Markets Index Fund	23.63%	3.58%	3.13%
Fidelity Emerging Markets Index Fund Linked Index℠	25.33%	3.95%	3.49%
MSCI Emerging Markets Index	25.33%	3.95%	3.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,218,898,629
Number of Holdings	1,338
Total Advisory Fee	$5,570,358
Portfolio Turnover	5%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Information Technology	22.8
Consumer Discretionary	13.1
Communication Services	8.6
Industrials	6.4
Materials	6.2
Consumer Staples	4.7
Energy	4.5
Health Care	3.4
Utilities	2.7
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.6
Tencent Holdings Ltd	4.3
Samsung Electronics Co Ltd	2.5
Alibaba Group Holding Ltd	2.4
Meituan B Shares	1.5
HDFC Bank Ltd	1.2
Hon Hai Precision Industry Co Ltd	1.1
ICICI Bank Ltd	1.1
PDD Holdings Inc Class A ADR	1.0
China Construction Bank Corp H Shares	1.0
25.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913965.100    2344-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® U.S. Sustainability Index Fund Fidelity® U.S. Sustainability Index Fund : FITLX

This annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 13	0.11%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained 59% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 45%, also helped, as did industrials, which advanced approximately 39%, lifted by the capital goods industry (+51%). The communication services sector rose approximately 33%, boosted by the media & entertainment industry (+33%), while consumer discretionary gained approximately 27% and health care advanced 18%. Other contributors included the consumer staples (+14%), real estate (+35%), materials (+29%), energy (+12%) and utilities (+25%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+226%), from the semiconductors & semiconductor equipment industry. In software & services, Microsoft gained 21% and lifted the fund. Another notable contributor was Alphabet (+38%), a stock in the media & entertainment industry. Another notable contributor was Eli Lilly (+51%), a stock in the pharmaceuticals, biotechnology & life sciences category. Lastly, Tesla (+24%), from the automobiles & components category, also lifted the fund.
•In contrast, the biggest detractor was Intel (-40%), from the semiconductors & semiconductor equipment category. Within the same group, Advanced Micro Devices returned about -14% and hurt the fund. Humana (-50%), from the health care equipment & services category, detracted. Nike (-24%), from the consumer durables & apparel category, hurt. Lastly, Adobe (-10%), a stock in the software & services group, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 9, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® U.S. Sustainability Index Fund	38.21%	15.53%	14.61%
MSCI USA ESG Leaders Index	38.49%	15.67%	14.76%
MSCI USA Index	37.82%	14.73%	13.65%
A   From May 9, 2017
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$4,195,026,130
Number of Holdings	292
Total Advisory Fee	$4,033,182
Portfolio Turnover	9%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.4
Financials	11.3
Health Care	9.8
Consumer Discretionary	9.0
Communication Services	8.7
Industrials	7.8
Consumer Staples	4.6
Materials	2.4
Real Estate	2.1
Energy	1.5
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.2
Microsoft Corp	9.9
Alphabet Inc Class A	3.5
Alphabet Inc Class C	3.0
Tesla Inc	2.6
Eli Lilly & Co	2.5
Visa Inc Class A	1.6
Mastercard Inc Class A	1.4
Home Depot Inc/The	1.3
Procter & Gamble Co/The	1.3
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913991.100    2941-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI International Quality Index Fund Fidelity® SAI International Quality Index Fund : FQITX

This annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 20	0.18%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 24% and contributed most to the fund's performance for the fiscal year, followed by Japan (+29%).
•By sector, industrials gained roughly 50% and contributed most. Financials, which gained approximately 40%, also helped, as did health care, which advanced approximately 19%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+16%). The consumer discretionary sector rose 24%, while information technology gained about 30% and materials advanced roughly 16%. Other contributors included the communication services (+15%), consumer staples (+5%), utilities (+22%) and real estate (+10%) sectors.
•Conversely, from a sector standpoint, energy returned -9% and detracted.
•Turning to individual stocks, the top contributor was Recruit Holdings (+120%), from the commercial & professional services category. Schneider Electric (+52%), a stock in the capital goods group, helped. Unilever (+32%), a stock in the household & personal products category, contributed. Adyen (+128%), from the financial services category, lifted the fund. Lastly, Roche (+25%), a stock in the pharmaceuticals, biotechnology & life sciences group, boosted the fund.
•In contrast, the biggest detractor was Diageo (-16%), from the food, beverage & tobacco category. From the same industry, Nestle returned -10% and hurt the fund. In capital goods, Atlas Copco (-12%) detracted. ASM International (-27%), from the semiconductors & semiconductor equipment group, detracted. Lastly, in household & personal products, L'Oreal (-10%) hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 12, 2020 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI International Quality Index Fund	21.81%	10.05%
Fidelity International Quality Focus Index℠	22.97%	10.41%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	10.26%
A   From May 12, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,580,584,126
Number of Holdings	134
Total Advisory Fee	$1,431,195
Portfolio Turnover	39%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	17.5
Industrials	16.3
Consumer Discretionary	14.6
Financials	14.1
Information Technology	13.0
Consumer Staples	11.5
Materials	6.0
Communication Services	4.0
Utilities	0.6
Energy	0.4
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	3.7
SAP SE	3.5
ASML Holding NV	3.2
Roche Holding AG	3.2
Novartis AG	3.1
LVMH Moet Hennessy Louis Vuitton SE	3.0
Unilever PLC	2.7
BHP Group Ltd	2.7
Recruit Holdings Co Ltd	2.7
ABB Ltd	2.5
30.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914015.100    6051-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI Emerging Markets Index Fund Fidelity® SAI Emerging Markets Index Fund : FERGX

This annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 9	0.08%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, emerging markets gained approximately 25% and was a notable contributor to the fund's performance for the fiscal year.
•By sector, information technology gained 46% and contributed most, driven by the semiconductors & semiconductor equipment industry (+79%). Financials, which gained approximately 26%, also helped, as did consumer discretionary, which advanced about 27%. The communication services sector rose 22%, while industrials gained 24% and utilities advanced roughly 29%. Other contributors included the health care (+11%), real estate (+16%), energy (+4%), consumer staples (+3%) and materials (+3%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+100%), from the semiconductors & semiconductor equipment industry. Tencent Holdings (+42%), a stock in the media & entertainment industry, contributed. Hon Hai Precision Industry, within the technology hardware & equipment industry, gained approximately 127% and boosted the fund. Meituan, within the consumer services category, gained 65% and contributed. Lastly, Alibaba (+23%), from the consumer discretionary distribution & retail group, also helped.
•Conversely, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment industry. In pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) detracted. In energy, Gazprom Oao (Rub) (-100%) and Lukoil (-100%) hindered the fund. Lastly, in media & entertainment, NetEase (-24%) also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 5, 2016 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Emerging Markets Index Fund	23.48%	3.42%	6.45%
MSCI Emerging Markets Index	25.33%	3.95%	6.93%
A   From January 5, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,123,676,032
Number of Holdings	1,318
Total Advisory Fee	$3,903,648
Portfolio Turnover	29%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	23.2
Consumer Discretionary	13.3
Communication Services	8.7
Industrials	6.5
Materials	6.4
Consumer Staples	4.9
Energy	4.5
Health Care	3.5
Utilities	2.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	4.3
Samsung Electronics Co Ltd	2.6
Alibaba Group Holding Ltd	2.4
Meituan B Shares	1.6
HDFC Bank Ltd	1.2
PDD Holdings Inc Class A ADR	1.1
Hon Hai Precision Industry Co Ltd	1.1
ICICI Bank Ltd	1.1
China Construction Bank Corp H Shares	1.0
26.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913988.100    2809-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI International Momentum Index Fund Fidelity® SAI International Momentum Index Fund : FITMX

This annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 20	0.18%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 29% and contributed most to the fund's performance for the fiscal year, followed by Japan (+27%).
•By sector, industrials gained 50% and contributed most, driven by the capital goods industry (+54%). Financials, which gained 42%, also helped, as did consumer discretionary, which advanced 24%. The materials sector rose 26%, while health care gained about 19% and communication services advanced 33%. Other contributors included the information technology (+19%), consumer staples (+10%), utilities (+9%) and energy (+3%) sectors.
•Conversely, from a sector standpoint, real estate returned 16% and detracted most. This group was hampered by the real estate management & development industry (+4%).
•Turning to individual stocks, the biggest contributor was UniCredit (+85%), from the banks group. From the same group, HSBC gained approximately 41% and boosted the fund. Lastly, Rolls-Royce (+163%), ABB (+69%) and Mitsubishi Heavy Industries (+188%), within the capital goods category, contributed.
•In contrast, the biggest detractor was Tokyo Electron (-34%), from the semiconductors & semiconductor equipment industry. In pharmaceuticals, biotechnology & life sciences, GSK (+5%) and argenx (-21%) detracted. In household & personal products, L'Oreal (-9%) hurt. Lastly, Capgemini (-28%), from the software & services group, hurt for the 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 12, 2020 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI International Momentum Index Fund	27.42%	10.82%
Fidelity International Momentum Focus Index℠	28.90%	11.25%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	10.26%
A   From May 12, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$813,112,674
Number of Holdings	203
Total Advisory Fee	$1,133,898
Portfolio Turnover	62%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.0
Industrials	20.5
Health Care	13.4
Consumer Discretionary	9.7
Consumer Staples	7.8
Information Technology	7.5
Materials	5.5
Communication Services	3.9
Utilities	3.1
Energy	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	3.6
ABB Ltd	2.4
HSBC Holdings PLC	2.3
Hitachi Ltd	2.2
Safran SA	2.2
UniCredit SpA	2.0
Tokio Marine Holdings Inc	2.0
Shell PLC	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.9
L'Oreal SA	1.8
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914014.100    6050-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI International Value Index Fund Fidelity® SAI International Value Index Fund : FIWCX

This annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 18	0.16%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 20% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+31%).
•By sector, financials gained roughly 50% and contributed most, driven by the banks industry (+50%). Industrials, which gained roughly 23%, also helped, as did communication services, which advanced approximately 33%. The consumer staples sector rose 21%, while health care gained about 10% and materials advanced roughly 12%. Other contributors included the information technology (+19%), consumer discretionary (+6%), utilities (+8%) and real estate (+9%) sectors.
•In contrast, emerging markets, primarily China (-5%), returned approximately -5% and notably detracted. From a sector standpoint, energy returned roughly -6% and hurt most.
•Turning to individual stocks, the top contributor was UniCredit (+84%), from the banks industry. Within the same industry, Barclays (+99%) and Banco Santander (+38%) boosted the fund. Another notable contributor was Deutsche Telekom (+45%), a stock in the telecommunication services category. Lastly, Mitsubishi, within the capital goods category, gained 25% and lifted the fund.
•Conversely, the biggest detractor was BP (-21%), from the energy sector. Another notable detractor was Bayer (-37%), a stock in the pharmaceuticals, biotechnology & life sciences industry. Stellantis (-22%), from the automobiles & components group, detracted. In semiconductors & semiconductor equipment, STMicroelectronics (-28%) hurt for the period. Lastly, Vinci, within the capital goods group, returned roughly -8% and hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 19, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Value Index Fund	20.34%	6.65%	3.85%
Fidelity International Value Focus Index℠	21.22%	6.89%	4.22%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.45%
A   From December 19, 2017
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$6,277,390,831
Number of Holdings	204
Total Advisory Fee	$7,853,225
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.6
Industrials	16.4
Consumer Discretionary	10.9
Health Care	10.2
Materials	8.4
Consumer Staples	6.3
Communication Services	6.3
Information Technology	6.2
Energy	5.5
Utilities	4.0
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Deutsche Telekom AG	2.8
UBS Group AG	2.7
Sanofi SA	2.6
Banco Santander SA	2.2
GSK PLC	2.1
BP PLC	2.1
UniCredit SpA	1.9
British American Tobacco PLC	1.9
Rio Tinto PLC	1.9
BNP Paribas SA	1.9
22.1
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913996.100    3057-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI International Index Fund Fidelity® SAI International Index Fund : FIONX

This annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained approximately 23% and contributed most to the fund's performance for the fiscal year, followed by Japan (+23%).
•By sector, financials gained 38% and contributed most. Industrials, which gained approximately 36%, also helped, benefiting from the capital goods industry (+38%), as did health care, which advanced about 21%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+20%). The information technology sector rose 29%, while consumer discretionary gained roughly 14% and communication services advanced 28%. Other contributors included the materials (+15%), utilities (+18%), real estate (+24%) and consumer staples (+5%) sectors.
•Conversely, from a sector standpoint, energy returned roughly -4% and detracted.
•Turning to individual stocks, the top contributor was SAP (+76%), from the software & services industry. Hitachi (+109%) and Schneider Electric (+70%), within the capital goods industry, helped. Lastly, Commonwealth Bank of Australia (+59%) and HSBC (+41%), from the banks category, lifted the fund.
•In contrast, the biggest detractor was Nestle (-10%), from the food, beverage & tobacco industry. From the same industry, Diageo returned -16% and detracted. Another notable detractor was BP (-17%), a stock in the energy sector. Bayer, within the pharmaceuticals, biotechnology & life sciences category, returned -37% and detracted. Lastly, LVMH Moet Hennessy Louis Vuitton, within the consumer durables & apparel group, returned approximately -6% and detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 5, 2016 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Index Fund	22.26%	6.38%	6.69%
MSCI EAFE Index	23.25%	6.46%	6.93%
A   From January 5, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,526,926,983
Number of Holdings	740
Total Advisory Fee	$2,598,054
Portfolio Turnover	4%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.4
Industrials	17.5
Health Care	13.0
Consumer Discretionary	10.9
Consumer Staples	8.3
Information Technology	8.2
Materials	6.2
Communication Services	4.1
Energy	3.5
Utilities	3.2
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	2.2
ASML Holding NV	1.6
Nestle SA	1.5
SAP SE	1.5
Novartis AG	1.4
Astrazeneca PLC	1.3
Roche Holding AG	1.3
Shell PLC	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.2
Toyota Motor Corp	1.1
14.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913987.100    2808-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series Global ex U.S. Index Fund Fidelity® Series Global ex U.S. Index Fund : FSGEX

This annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained about 35% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced roughly 33%, lifted by the capital goods industry (+36%). The consumer discretionary sector rose approximately 19%, while health care gained roughly 20% and communication services advanced approximately 25%. Other contributors included the materials (+14%), utilities (+21%), real estate (+23%), consumer staples (+5%) and energy (+5%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. SAP (+76%), a stock in the software & services group, contributed. In media & entertainment, Tencent Holdings (+42%) lifted the fund. Another notable contributor was Hitachi (+109%), a stock in the capital goods industry. Lastly, Royal Bank of Canada, within the banks category, gained approximately 56% and also lifted the fund.
•In contrast, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment category. In food, beverage & tobacco, Nestle (-10%) hindered the fund. In energy, BP (-16%) detracted. Lastly, Wuxi Biologics (-66%) and Bayer (-37%), from the pharmaceuticals, biotechnology & life sciences industry, also hurt the fund's performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Global ex U.S. Index Fund	23.60%	5.83%	4.77%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$49,437,743,559
Number of Holdings	2,205
Total Advisory Fee	$0
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	13.1
Information Technology	12.8
Consumer Discretionary	10.6
Health Care	8.9
Consumer Staples	6.8
Materials	6.5
Communication Services	4.9
Energy	4.6
Utilities	3.0
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	2.9
Novo Nordisk A/S Series B	1.3
Tencent Holdings Ltd	1.2
ASML Holding NV	1.1
SAP SE	1.0
Nestle SA	0.9
Roche Holding AG	0.9
Astrazeneca PLC	0.8
Novartis AG	0.8
Shell PLC	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913961.100    2215-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI International Low Volatility Index Fund Fidelity® SAI International Low Volatility Index Fund : FSKLX

This annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 18	0.16%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 20% and contributed most to the fund's performance for the fiscal year, followed by Japan (+11%).
•By sector, financials gained roughly 28% and contributed most. Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+21%), as did industrials, which advanced 16%, lifted by the commercial & professional services industry (+28%). The utilities sector rose 21%, while materials gained approximately 29% and consumer staples advanced 8%. Other contributors included the communication services (+9%), information technology (+23%), real estate (+13%) and consumer discretionary (+6%) sectors.
•Turning to individual stocks, the biggest contributor was Tokio Marine Holdings (+70%), from the insurance group. Givaudan (+45%), from the materials sector, contributed. Another notable contributor was Deutsche Boerse (+44%), a stock in the financial services category. Unilever (+34%), a stock in the household & personal products group, helped. Lastly, RELX (+34%), a stock in the commercial & professional services group, was a contributor.
•In contrast, the biggest detractor was Kyocera (-25%), from the technology hardware & equipment industry. Oriental Land (-17%), a stock in the consumer services category, hurt the fund. In food, beverage & tobacco, Diageo (-15%) and Nestle (-10%) were detractors. Lastly, Nippon Telegraph & Telephone (-14%), a stock in the telecommunication services group, hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2015 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI International Low Volatility Index Fund	16.34%	2.80%	3.94%
Fidelity SAI International Low Volatility Index Fund Linked Index℠	17.05%	2.97%	4.22%
Fidelity International Low Volatility Focus Index℠	17.05%	2.97%	n/a
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.84%
A   From May 29, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,441,570,004
Number of Holdings	128
Total Advisory Fee	$10,420,959
Portfolio Turnover	31%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	17.6
Health Care	16.3
Industrials	13.4
Consumer Staples	13.3
Communication Services	8.8
Utilities	8.2
Materials	6.2
Consumer Discretionary	6.1
Real Estate	5.3
Information Technology	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Sanofi SA	2.1
Unilever PLC	2.0
RELX PLC	2.0
Reckitt Benckiser Group PLC	2.0
Air Liquide SA	2.0
Deutsche Boerse AG	1.9
Novartis AG	1.9
Roche Holding AG	1.9
Tokio Marine Holdings Inc	1.9
CSL Ltd	1.8
19.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913986.100    2760-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI U.S. Low Volatility Index Fund Fidelity® SAI U.S. Low Volatility Index Fund : FSUVX

This annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 13	0.11%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 30%, also helped, as did health care, which advanced 22%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+27%). The industrials sector rose 28%, while communication services gained about 40% and consumer discretionary advanced 29%. Other contributors included the real estate (+29%), consumer staples (+15%), utilities (+27%), materials (+24%) and energy (+31%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+225%), from the semiconductors & semiconductor equipment category. Microsoft (+21%) and Oracle (+64%), within the software & services industry, helped. Another notable contributor was Eli Lilly (+51%), a stock in the pharmaceuticals, biotechnology & life sciences group. Lastly, Apple, within the technology hardware & equipment category, gained 33% and also contributed.
•In contrast, the biggest detractor was Yum China Holdings (-35%), from the consumer services industry. Another notable detractor was Regeneron Pharmaceuticals (-29%), a stock in the pharmaceuticals, biotechnology & life sciences group. Cdw (-22%), a stock in the technology hardware & equipment group, hurt the fund's performance. Verisign, within the software & services industry, returned about -11% and hindered the fund. Lastly, Coterra Energy, within the energy sector, returned -10% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 29, 2015 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Low Volatility Index Fund	29.21%	11.04%	11.63%
Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠	29.39%	11.14%	11.76%
Fidelity U.S. Low Volatility Focus Index℠	29.39%	11.14%	n/a
S&P 500® Index	38.02%	15.27%	13.19%
A   From May 29, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$16,879,173,125
Number of Holdings	176
Total Advisory Fee	$13,229,356
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.4
Health Care	13.0
Financials	11.7
Industrials	9.4
Consumer Discretionary	8.3
Consumer Staples	7.2
Communication Services	6.9
Real Estate	4.5
Utilities	4.3
Materials	4.3
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.7
Apple Inc	4.3
NVIDIA Corp	3.9
Eli Lilly & Co	3.3
Visa Inc Class A	3.0
UnitedHealth Group Inc	2.9
Home Depot Inc/The	2.9
Procter & Gamble Co/The	2.8
Johnson & Johnson	2.6
Oracle Corp	2.6
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913985.100    2759-TSRA-1224

Item 2.

Code of Ethics

As of the end of the period, October 31, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Index Fund, Fidelity Flex International Index Fund, Fidelity Global ex U.S. Index Fund, Fidelity International Sustainability Index Fund, and Fidelity Series Global ex U.S. Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$47,000	$-	$12,300	$1,100
Fidelity Flex International Index Fund	$49,100	$-	$10,000	$1,100
Fidelity Global ex U.S. Index Fund	$52,100	$-	$10,000	$1,200
Fidelity International Sustainability Index Fund	$35,900	$-	$10,000	$900
Fidelity Series Global ex U.S. Index Fund	$57,500	$-	$10,000	$1,300

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$47,200	$-	$12,300	$1,200
Fidelity Flex International Index Fund	$49,200	$-	$10,000	$1,200
Fidelity Global ex U.S. Index Fund	$52,600	$-	$10,000	$1,300
Fidelity International Sustainability Index Fund	$36,100	$-	$10,000	$1,000
Fidelity Series Global ex U.S. Index Fund	$57,500	$-	$10,000	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Emerging Markets Index Fund, Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI Emerging Markets Value Index Fund, Fidelity SAI International Index Fund, Fidelity SAI International Low Volatility Index Fund, Fidelity SAI International Momentum Index Fund, Fidelity SAI International Quality Index Fund, Fidelity SAI International Value Index Fund, Fidelity SAI U.S. Low Volatility Index Fund, Fidelity Total International Index Fund, and Fidelity U.S. Sustainability Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$40,800	$3,500	$10,400	$1,500
Fidelity SAI Emerging Markets Low Volatility Index Fund	$36,000	$3,100	$9,800	$1,300
Fidelity SAI Emerging Markets Value Index Fund	$38,100	$3,300	$10,000	$1,400
Fidelity SAI International Index Fund	$40,900	$3,500	$10,400	$1,500
Fidelity SAI International Low Volatility Index Fund	$36,200	$3,100	$9,800	$1,300
Fidelity SAI International Momentum Index Fund	$37,900	$3,300	$10,000	$1,400
Fidelity SAI International Quality Index Fund	$37,900	$3,300	$10,000	$1,400
Fidelity SAI International Value Index Fund	$39,200	$3,300	$9,800	$1,400
Fidelity SAI U.S. Low Volatility Index Fund	$37,300	$3,200	$9,800	$1,400
Fidelity Total International Index Fund	$68,100	$5,600	$19,600	$2,400
Fidelity U.S. Sustainability Index Fund	$31,400	$2,600	$6,600	$1,100

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$40,900	$3,700	$35,800	$1,600
Fidelity SAI Emerging Markets Low Volatility Index Fund	$36,100	$3,300	$10,900	$1,400
Fidelity SAI Emerging Markets Value Index Fund	$38,100	$3,500	$10,000	$1,500
Fidelity SAI International Index Fund	$40,900	$3,700	$46,500	$1,600
Fidelity SAI International Low Volatility Index Fund	$36,200	$3,300	$12,900	$1,400
Fidelity SAI International Momentum Index Fund	$38,000	$3,500	$10,000	$1,500
Fidelity SAI International Quality Index Fund	$38,000	$3,500	$10,300	$1,500
Fidelity International Value Index Fund	$39,300	$3,600	$15,900	$1,500
Fidelity SAI U.S. Low Volatility Index Fund	$37,200	$3,400	$9,800	$1,400
Fidelity Total International Index Fund	$68,100	$6,000	$28,700	$2,500
Fidelity U.S. Sustainability Index Fund	$31,500	$2,800	$6,600	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2024A	October 31, 2023A
Deloitte Entities	$3,406,900	$5,865,500
PwC	$15,501,200	$14,651,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Emerging Markets Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Emerging Markets Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
Brazil - 4.7%
Ambev SA	3,025,298	6,614,847
Atacadao SA	404,400	523,959
B3 SA - Brasil Bolsa Balcao	3,544,340	6,511,251
Banco Bradesco SA	931,412	2,052,654
Banco Bradesco SA (PN)	3,478,188	8,645,983
Banco BTG Pactual SA unit	752,600	4,233,692
Banco do Brasil SA	1,099,310	5,006,977
BB Seguridade Participacoes SA	449,558	2,665,044
BRF SA (a)	377,200	1,711,491
Caixa Seguridade Participacoes	385,300	959,768
CCR SA	645,112	1,367,023
Centrais Eletricas Brasileiras SA (Electrobras)	735,397	4,830,221
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	186,205	1,359,600
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	284,100	4,525,234
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,155,818	2,273,288
Companhia Paranaense de Energia-COPEL (PN-B)	694,300	1,178,205
Companhia Siderurgica Nacional SA (CSN)	424,100	863,474
Cosan SA	785,024	1,605,111
CPFL Energia SA	141,900	804,384
Embraer SA (a)	450,800	3,780,516
Energisa SA unit	153,500	1,145,760
ENGIE Brasil Energia SA	132,520	950,649
Equatorial Energia SA	742,756	4,126,922
Gerdau SA	888,492	2,812,608
Hapvida Participacoes e Investimentos SA (a)(b)	3,134,743	1,908,750
Hypera SA (a)	242,500	927,062
Inter & Co., Inc. Class A (c)	154,700	1,014,832
Itau Unibanco Holding SA	3,098,971	18,773,195
Itausa SA	3,469,639	6,368,017
Klabin SA unit	526,000	1,898,037
Localiza Rent a Car SA	588,558	4,278,089
Natura & Co. Holding SA	577,126	1,368,714
Nu Holdings Ltd. Class A (a)	1,897,486	28,633,064
PagSeguro Digital Ltd. (a)	127,130	1,022,125
Petroleo Brasileiro SA - Petrobras:
(ON)	2,263,808	15,295,947
(PN) (non-vtg.)	2,999,500	18,632,401
PRIO SA	515,100	3,651,473
Raia Drogasil SA	825,660	3,476,373
Rede D'Oregon Sao Luiz SA (b)	512,917	2,605,000
Rumo SA	829,800	2,856,479
Sendas Distribuidora SA (a)	865,800	1,121,770
StoneCo Ltd. Class A (a)	160,772	1,784,569
Suzano SA	500,912	5,179,040
Telefonica Brasil SA	261,400	2,380,269
TIM SA	542,900	1,557,073
Totvs SA	355,700	1,836,062
Ultrapar Participacoes SA	467,138	1,688,061
Vale SA	2,177,673	23,378,088
Vibra Energia SA	646,949	2,496,745
Weg SA	1,074,380	10,056,341
XP, Inc. Class A	237,374	4,144,550
TOTAL BRAZIL		238,880,787
Chile - 0.4%
Banco de Chile	28,866,974	3,362,839
Banco de Credito e Inversiones	55,976	1,641,866
Banco Santander Chile	42,187,731	2,094,862
Cencosud SA	824,451	1,709,924
Empresas CMPC SA	721,853	1,149,505
Empresas COPEC SA	250,034	1,578,609
Enel Americas SA	13,512,310	1,265,611
Enel Chile SA	17,526,992	930,111
Falabella SA (a)	562,008	2,017,318
LATAM Airlines Group SA	96,866,047	1,295,685
Sociedad Quimica y Minera de Chile SA (PN-B)	91,393	3,517,331
TOTAL CHILE		20,563,661
China - 27.1%
360 Security Technology, Inc. (A Shares)	274,600	373,055
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	85,500	196,024
AAC Technology Holdings, Inc.	460,133	1,858,480
Accelink Technologies Co. Ltd. (A Shares)	31,000	198,053
ACM Research Shanghai, Inc. (A Shares)	11,255	168,690
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	23,871	644,547
AECC Aero-Engine Control Co. Ltd. (A Shares)	53,900	181,519
AECC Aviation Power Co. Ltd.	104,400	627,417
Agricultural Bank of China Ltd.:
(A Shares)	3,429,900	2,280,569
(H Shares)	17,476,297	8,586,919
Aier Eye Hospital Group Co. Ltd. (A Shares)	357,999	728,081
Air China Ltd. (A Shares) (a)	442,600	456,334
Airtac International Group	89,926	2,497,253
Akeso, Inc. (a)(b)	388,000	3,127,260
Alibaba Group Holding Ltd.	9,728,916	119,007,167
Alibaba Health Information Technology Ltd. (a)(c)	3,603,000	1,822,100
Aluminum Corp. of China Ltd.:
(A shares)	542,700	581,077
(H Shares)	2,466,000	1,571,215
Amlogic Shanghai Co. Ltd. (A Shares)	16,411	160,367
Angel Yeast Co. Ltd. (A Shares)	33,800	172,960
Anhui Conch Cement Co. Ltd.:
(A Shares)	181,100	680,839
(H Shares)	757,400	2,200,129
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	18,300	485,390
(B Shares)	69,257	1,060,379
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	83,900	482,689
Anhui Kouzi Distillery Co. Ltd. (A Shares)	23,200	126,357
Anhui Yingjia Distillery Co. Ltd. (A Shares)	26,200	221,510
Anjoy Foods Group Co. Ltd. (A Shares)	11,400	137,291
Anker Innovations Technology Co. Ltd. (A Shares)	20,330	229,065
Anta Sports Products Ltd.	815,200	8,700,784
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	13,160	153,619
Autobio Diagnostics Co. Ltd.	21,900	138,484
Autohome, Inc. ADR Class A	42,643	1,198,268
Avary Holding Shenzhen Co. Ltd. (A Shares)	89,200	469,401
AviChina Industry & Technology Co. Ltd. (H Shares)	1,593,000	855,651
Avicopter PLC (A Shares)	33,600	198,327
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	213,800	247,960
Baidu, Inc. Class A (a)	1,458,774	16,645,823
Bank of Beijing Co. Ltd. (A Shares)	808,325	642,251
Bank of Changsha Co. Ltd. (A Shares)	136,600	163,692
Bank of Chengdu Co. Ltd. (A Shares)	138,400	299,795
Bank of China Ltd.:
(A Shares)	1,114,000	754,690
(H Shares)	51,159,464	24,281,811
Bank of Communications Co. Ltd.:
(A Shares)	1,574,600	1,574,026
(H Shares)	5,510,176	4,173,327
Bank of Hangzhou Co. Ltd. (A Shares)	215,000	418,857
Bank of Jiangsu Co. Ltd. (A Shares)	696,543	862,863
Bank of Nanjing Co. Ltd. (A Shares)	386,200	556,672
Bank of Ningbo Co. Ltd. (A Shares)	249,520	896,785
Bank of Shanghai Co. Ltd. (A Shares)	531,580	579,319
Bank of Suzhou Co. Ltd.	123,100	132,152
Baoshan Iron & Steel Co. Ltd. (A Shares)	853,200	782,721
BeiGene Ltd. (a)	443,332	6,982,281
Beijing Enlight Media Co. Ltd. (A Shares)	108,000	134,346
Beijing Enterprises Holdings Ltd.	319,927	1,048,191
Beijing Enterprises Water Group Ltd.	2,564,000	763,400
Beijing Kingsoft Office Software, Inc. (A Shares)	17,736	640,984
Beijing New Building Materials PLC (A Shares)	66,200	290,145
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	47,100	96,664
Beijing Roborock Technology Co. Ltd. (A Shares)	7,055	233,850
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	76,060	230,058
Beijing Tongrentang Co. Ltd. (A Shares)	52,700	293,329
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	40,312	403,957
Beijing Yanjing Brewery Co. Ltd. (A Shares)	109,100	155,811
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,881,800	1,435,542
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	24,020	163,627
Bilibili, Inc. Class Z (a)	147,961	3,269,057
Bloomage Biotechnology Corp. Ltd. (A Shares)	18,460	155,872
BOC Aviation Ltd. Class A (b)	133,600	1,036,204
BOC International China Co. Ltd.	109,400	178,185
BOE Technology Group Co. Ltd. (A Shares)	1,422,600	933,383
Bosideng International Holdings Ltd.	2,468,000	1,383,920
By-Health Co. Ltd. (A Shares)	62,500	111,780
BYD Co. Ltd.:
(A Shares)	73,000	3,006,880
(H Shares)	663,300	23,957,480
BYD Electronic International Co. Ltd.	504,000	2,159,851
C&D International Investment Group Ltd. (c)	452,299	855,883
Caitong Securities Co. Ltd.	182,500	212,055
Cambricon Technologies Corp. Ltd. (A Shares) (a)	15,998	1,018,497
Cathay Biotech, Inc. (A Shares)	22,440	148,584
CGN Power Co. Ltd.:
(A Shares)	712,000	403,581
(H Shares) (b)	6,631,447	2,383,597
Changchun High & New Technology Industry Group, Inc. (A Shares)	15,600	228,593
Changjiang Securities Co. Ltd. (A Shares)	213,700	212,158
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	11,000	212,079
Chaozhou Three-Circle Group Co. (A Shares)	74,400	388,394
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	63,900	169,066
China CITIC Bank Corp. Ltd. (H Shares)	5,710,051	3,558,765
China Coal Energy Co. Ltd. (H Shares)	1,319,000	1,645,424
China Communications Services Corp. Ltd. (H Shares)	1,536,000	825,214
China Construction Bank Corp. (H Shares)	62,032,000	48,151,506
China CSSC Holdings Ltd. (A Shares)	172,600	890,808
China Eastern Airlines Corp. Ltd. (A Shares) (a)	648,500	350,057
China Energy Engineering Corp. Ltd. (A Shares)	1,222,000	401,863
China Everbright Bank Co. Ltd.:
(A Shares)	1,316,500	638,435
(H Shares)	2,627,000	887,976
China Feihe Ltd. (b)	2,321,000	1,751,761
China Galaxy Securities Co. Ltd.:
(A Shares)	283,900	580,990
(H Shares)	2,231,000	1,985,990
China Gas Holdings Ltd.	1,725,300	1,481,608
China Great Wall Securities Co. Ltd. (A Shares)	158,500	190,267
China Greatwall Technology Group Co. Ltd. (A Shares) (a)	125,400	278,895
China Hongqiao Group Ltd.	1,819,700	2,923,703
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	3
China International Capital Corp. Ltd.	93,700	466,367
China International Capital Corp. Ltd. (H Shares) (b)(c)	972,600	1,757,781
China Jushi Co. Ltd. (A Shares)	156,214	248,146
China Life Insurance Co. Ltd.:
(A Shares)	109,900	646,920
(H Shares)	4,749,747	10,068,241
China Literature Ltd. (a)(b)	260,700	941,277
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,016,000	1,792,643
China Mengniu Dairy Co. Ltd.	2,013,000	4,508,033
China Merchants Bank Co. Ltd.:
(A Shares)	766,800	4,029,002
(H Shares)	2,522,421	12,343,538
China Merchants Energy Shipping Co. Ltd. (A Shares)	316,800	299,150
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	217,000	354,348
China Merchants Holdings International Co. Ltd.	806,242	1,325,878
China Merchants Securities Co. Ltd. (A Shares)	285,650	772,559
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	348,000	552,910
China Minmetals Rare Earth Co. Ltd. (A Shares)	41,300	176,038
China Minsheng Banking Corp. Ltd.:
(A Shares)	440,700	234,086
(H Shares)	5,334,561	1,981,355
China National Building Materials Co. Ltd. (H Shares)	2,920,000	1,242,289
China National Chemical Engineering Co. Ltd. (A Shares)	240,708	273,627
China National Medicines Corp. Ltd. (A Shares)	27,800	123,449
China National Nuclear Power Co. Ltd. (A Shares)	724,100	1,022,723
China National Software & Service Co. Ltd. (A Shares) (a)	32,710	208,683
China Northern Rare Earth Group High-Tech Co. Ltd.	139,600	420,115
China Oilfield Services Ltd. (H Shares)	1,218,000	1,139,643
China Overseas Land and Investment Ltd.	2,450,702	4,682,846
China Pacific Insurance (Group) Co. Ltd.	247,400	1,279,828
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,708,428	5,933,120
China Petroleum & Chemical Corp.:
(A Shares)	1,333,700	1,158,509
(H Shares)	15,446,704	8,700,981
China Power International Development Ltd.	2,772,619	1,190,288
China Railway Group Ltd.:
(A Shares)	948,000	854,192
(H Shares)	2,439,000	1,217,108
China Railway Signal & Communications Corp. (A Shares)	278,834	245,864
China Resource Gas Group Ltd.	591,000	2,278,677
China Resources Beer Holdings Co. Ltd.	1,038,144	3,845,592
China Resources Land Ltd.	2,052,812	6,842,917
China Resources Microelectronics Ltd. (A Shares)	51,013	360,785
China Resources Mixc Lifestyle Services Ltd. (b)	438,000	1,806,933
China Resources Pharmaceutical Group Ltd. (b)	1,205,000	852,328
China Resources Power Holdings Co. Ltd.	1,230,940	2,961,023
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	49,270	311,917
China Ruyi Holdings Ltd. (a)(c)	3,992,000	980,231
China Shenhua Energy Co. Ltd.:
(A Shares)	269,085	1,514,012
(H Shares)	2,141,702	9,273,406
China Southern Airlines Ltd. (A Shares) (a)	425,600	368,821
China State Construction Engineering Corp. Ltd. (A Shares)	1,601,440	1,355,916
China State Construction International Holdings Ltd.	1,291,500	1,895,593
China Taiping Insurance Group Ltd.	920,255	1,585,093
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,102,200	736,540
China Tourism Group Duty Free Corp. Ltd. (A Shares)	75,100	716,222
China Tower Corp. Ltd. (H Shares) (b)	28,277,000	3,815,446
China United Network Communications Ltd. (A Shares)	1,199,700	841,074
China Vanke Co. Ltd.:
(A Shares) (a)	402,200	525,714
(H Shares) (a)(c)	1,374,400	1,308,514
China XD Electric Co. Ltd. (A Shares)	200,200	232,315
China Yangtze Power Co. Ltd. (A Shares)	938,500	3,637,136
China Zheshang Bank Co. Ltd.	745,850	297,657
Chongqing Brewery Co. Ltd. (A Shares)	18,600	151,853
Chongqing Changan Automobile Co. Ltd. (A Shares)	317,974	591,672
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	325,300	255,017
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	91,650	365,727
Chow Tai Fook Jewellery Group Ltd.	1,278,800	1,211,220
CITIC Pacific Ltd.	3,724,941	4,375,355
CITIC Pacific Special Steel Group Co. Ltd.	130,500	222,132
CITIC Securities Co. Ltd.:
(A Shares)	478,100	1,885,888
(H Shares)	993,590	2,744,137
Cmoc Group Ltd.:
(A Shares)	762,100	808,713
(H Shares)	2,287,000	1,893,096
CNGR Advanced Material Co. Ltd.	36,220	195,249
CNOOC Energy Technology & Services Ltd. (A Shares)	303,100	185,865
CNPC Capital Co. Ltd. (A Shares)	309,100	384,076
Contemporary Amperex Technology Co. Ltd.	168,820	5,857,169
COSCO Shipping Development Co. Ltd. (A Shares)	414,800	154,495
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	156,800	288,513
(H Shares)	792,000	758,008
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	532,720	1,090,841
(H Shares)	1,786,800	2,646,137
CRRC Corp. Ltd.:
(A Shares)	1,109,600	1,296,393
(H Shares)	2,524,000	1,633,706
CSC Financial Co. Ltd. (A Shares)	165,400	591,012
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	53,820	193,302
CSPC Pharmaceutical Group Ltd.	5,309,608	3,930,879
Daqin Railway Co. Ltd. (A Shares)	700,600	641,212
Datang International Power Generation Co. Ltd. (A Shares)	484,000	200,520
Dong-E-E-Jiao Co. Ltd. (A Shares)	25,100	207,824
Dongfang Electric Corp. Ltd. (A Shares)	107,900	239,062
Dongxing Securities Co. Ltd. (A Shares)	128,700	198,942
East Money Information Co. Ltd. (A Shares)	605,708	1,971,375
Eastroc Beverage Group Co. Ltd. (A Shares)	16,910	503,531
Ecovacs Robotics Co. Ltd. Class A	22,800	167,138
Empyrean Technology Co. Ltd. (A Shares)	17,400	244,276
ENN Energy Holdings Ltd.	505,843	3,563,813
ENN Natural Gas Co. Ltd. (A Shares)	91,900	236,974
Eoptolink Technology, Inc. Ltd. (A Shares)	27,300	494,787
Eve Energy Co. Ltd. (A shares)	78,474	535,508
Everbright Securities Co. Ltd. (A Shares)	149,458	363,833
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	417,908	148,175
Far East Horizon Ltd.	1,248,000	871,091
FAW Jiefang Group Co. Ltd. (A Shares)	116,100	140,586
Flat Glass Group Co. Ltd.	7,000	14,265
Flat Glass Group Co. Ltd. (A Shares)	70,100	283,389
Focus Media Information Technology Co. Ltd. (A Shares)	551,240	558,589
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	177,876	1,094,696
Fosun International Ltd.	1,571,454	892,177
Founder Securities Co. Ltd. (A Shares)	314,800	382,677
Foxconn Industrial Internet Co. Ltd. (A Shares)	508,797	1,705,852
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	82,900	663,085
(H Shares) (b)	382,000	2,702,114
GalaxyCore, Inc. (A Shares)	83,772	181,314
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	62,140	296,501
(H Shares) (b)	320	878
GCL Technology Holdings Ltd. (a)	13,784,000	3,043,607
GD Power Development Co. Ltd. (A Shares)	685,500	466,162
Geely Automobile Holdings Ltd.	3,864,517	6,793,434
GEM Co. Ltd. (A Shares)	205,200	201,112
Genscript Biotech Corp. (a)(c)	746,000	1,141,063
GF Securities Co. Ltd. (A Shares)	227,100	516,743
Giant Biogene Holding Co. Ltd. (b)	197,800	1,341,548
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	25,260	318,670
Ginlong Technologies Co. Ltd. (A Shares)	15,700	159,316
GoerTek, Inc. (A Shares)	131,600	431,883
Goldwind Science & Technology Co. Ltd. (A Shares)	133,100	203,600
Goneo Group Co. Ltd. (A Shares)	24,455	250,477
Gotion High-tech Co. Ltd. (A Shares)	67,200	214,611
Great Wall Motor Co. Ltd.:
(A Shares)	101,600	373,975
(H Shares)	1,470,000	2,337,563
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	108,500	663,594
GRG Banking Equipment Co. Ltd. (A Shares)	98,200	169,679
Guangdong Haid Group Co. Ltd. (A Shares)	64,500	397,727
Guangdong Investment Ltd.	1,875,126	1,193,663
Guanghui Energy Co. Ltd. (A Shares)	259,600	278,550
Guangzhou Automobile Group Co. Ltd.	236,200	265,189
Guangzhou Automobile Group Co. Ltd. (H Shares) (c)	1,648,200	577,752
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	60,700	82,662
Guangzhou Baiyunshan Pharma Health (A Shares)	53,100	208,492
Guangzhou Haige Communications Group (A Shares)	97,100	154,316
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	74,100	197,185
Guolian Securities Co. Ltd.	90,900	157,094
Guosen Securities Co. Ltd. (A Shares)	246,200	399,146
Guotai Junan Securities Co. Ltd. (A Shares)	288,600	769,294
Guoyuan Securities Co. Ltd. (A Shares)	169,170	201,336
H World Group Ltd. ADR	130,471	4,786,981
Haidilao International Holding Ltd. (b)	1,069,000	2,156,088
Haier Smart Home Co. Ltd.	1,537,000	5,578,121
Haier Smart Home Co. Ltd. (A Shares)	257,900	1,059,511
Hainan Airlines Co. Ltd. (A Shares) (a)	1,611,700	313,187
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	447,200	221,415
Haitian International Holdings Ltd.	409,000	1,131,286
Haitong Securities Co. Ltd.:
(A Shares)	376,000	622,801
(H Shares) (c)	1,734,000	1,444,255
Hangzhou First Applied Material Co. Ltd. (A Shares)	100,660	264,144
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	46,500	187,210
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	64,100	278,667
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	14,300	126,484
Hansoh Pharmaceutical Group Co. Ltd. (b)	758,000	1,767,315
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	49,600	144,187
Heilongjiang Agriculture Co. Ltd. (A Shares)	68,200	148,472
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	87,100	218,619
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	133,400	466,644
Hengan International Group Co. Ltd.	409,900	1,210,377
Hengli Petrochemical Co. Ltd. (A Shares)	272,420	525,945
Hengtong Optic-electric Co. Ltd. (A Shares)	95,100	231,487
Hengyi Petrochemical Co. Ltd. (A Shares)	140,080	125,706
Hisense Electric Co. Ltd. (A Shares)	50,300	157,672
Hisense Home Appliances Group Co. Ltd.:
(A Shares)	41,700	164,279
(H Shares)	213,000	674,846
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	20,600	593,920
HLA Group Corp. Ltd. (A Shares)	191,100	152,867
Hoshine Silicon Industry Co. Ltd. (A Shares)	29,800	247,445
Hua Hong Semiconductor Ltd. (b)	419,000	1,171,900
Huadian Power International Corp. Ltd. (A Shares)	327,400	265,352
Huadong Medicine Co. Ltd. (A Shares)	65,600	304,551
Huafon Chemical Co. Ltd. (A Shares) (d)	196,400	223,767
Huagong Tech Co. Ltd. (A Shares)	39,900	220,043
Huaibei Mining Holdings Co. Ltd. (A Shares)	103,800	225,572
Hualan Biological Engineer, Inc. (A Shares)	67,270	155,834
Huaneng Lancang River Hydropower, Inc. (A Shares)	205,600	281,509
Huaneng Power International, Inc.:
(A Shares)	396,200	404,073
(H Shares)	2,636,186	1,412,461
Huatai Securities Co. Ltd.:
(A Shares)	297,700	737,471
(H Shares) (b)	801,000	1,355,827
Huaxia Bank Co. Ltd. (A Shares)	499,058	495,814
Huayu Automotive Systems Co. Ltd. (A Shares)	122,400	259,596
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	35,800	151,899
Huizhou Desay SV Automotive Co. Ltd.	21,300	363,988
Humanwell Healthcare Group Co. Ltd. (A Shares)	63,000	190,663
Hunan Valin Steel Co. Ltd. (A Shares)	271,700	179,166
Hundsun Technologies, Inc. (A Shares)	73,119	274,926
Hwatsing Technology Co. Ltd. (A Shares)	9,131	246,884
Hygon Information Technology Co. Ltd. (A Shares)	89,279	1,609,586
IEIT Systems Co. Ltd. (A Shares)	57,072	373,014
iFlytek Co. Ltd. (A Shares)	89,300	574,993
IMEIK Technology Development Co. Ltd. (A Shares)	11,540	344,674
Industrial & Commercial Bank of China Ltd.:
(A Shares)	2,586,100	2,196,429
(H Shares)	44,171,000	26,496,264
Industrial Bank Co. Ltd. (A Shares)	795,200	2,043,364
Industrial Securities Co. Ltd. (A Shares)	323,870	297,183
Ingenic Semiconductor Co. Ltd. (A Shares)	18,900	193,327
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	244,400	960,159
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,707,400	410,118
Inner Mongolia Dian Tou Energy Corp. Ltd.	90,700	256,062
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	325,800	194,817
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	687,290	1,593,291
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	148,300	140,722
Innovent Biologics, Inc. (a)(b)	780,500	3,392,971
iQIYI, Inc. ADR (a)	302,375	789,199
iSoftStone Information Technology Group Co. Ltd. (A Shares)	36,550	347,567
JA Solar Technology Co. Ltd. (A Shares)	127,304	346,265
JCET Group Co. Ltd. (A Shares)	68,200	380,312
JCHX Mining Management Co. Ltd. (A Shares)	23,700	133,075
JD Health International, Inc. (a)(b)	714,450	2,557,268
JD Logistics, Inc. (a)(b)	1,270,500	2,585,315
JD.com, Inc. Class A	1,580,600	32,053,347
Jiangsu Eastern Shenghong Co. Ltd.	244,900	272,003
Jiangsu Expressway Co. Ltd. (H Shares)	780,000	784,885
Jiangsu Hengli Hydraulic Co. Ltd.	51,576	375,055
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	243,858	1,599,128
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	48,500	299,670
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	38,800	144,490
Jiangsu Phoenix Publishing & Media Corp. Ltd.	95,800	135,446
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	58,100	656,691
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	15,670	127,335
Jiangsu Yoke Technology Co. Ltd. (A Shares)	18,600	165,741
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	39,000	185,766
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	131,600	291,355
Jiangxi Copper Co. Ltd.:
(A Shares)	85,100	259,202
(H Shares)	705,000	1,185,887
Jinduicheng Molybdenum Co. Ltd. (A Shares)	128,800	194,124
Jinko Solar Co. Ltd. (A Shares)	385,148	513,127
Jointown Pharmaceutical Group (A Shares)	188,765	137,157
Juneyao Airlines Co. Ltd. (A shares)	86,600	155,359
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	16,959	0
Kanzhun Ltd. ADR	168,883	2,457,248
KE Holdings, Inc. ADR	413,985	9,078,691
Kingdee International Software Group Co. Ltd. (a)	1,949,000	2,040,321
Kingsoft Corp. Ltd.	599,400	2,065,681
Kuaishou Technology Class B (a)(b)	1,500,400	8,841,870
Kuang-Chi Technologies Co. Ltd. (A Shares)	83,100	494,905
Kunlun Energy Co. Ltd.	2,487,000	2,358,576
Kunlun Tech Co. Ltd. (A Shares)	47,300	269,392
Kweichow Moutai Co. Ltd. (A Shares)	48,200	10,348,759
Lb Group Co. Ltd. (A Shares)	92,900	246,069
Lenovo Group Ltd.	5,159,000	6,802,848
Lens Technology Co. Ltd. (A Shares)	191,800	605,305
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	74,100	125,479
Li Auto, Inc. Class A (a)	790,936	9,946,097
Li Ning Co. Ltd.	1,487,500	3,035,108
Liaoning Port Co. Ltd. (A Shares)	561,600	121,627
Lingyi iTech Guangdong Co. (A Shares)	269,300	339,323
Livzon Pharmaceutical Group, Inc. (A Shares)	22,000	113,266
Longfor Properties Co. Ltd. (b)(c)	1,299,301	2,104,876
LONGi Green Energy Technology Co. Ltd.	291,199	808,466
Luxshare Precision Industry Co. Ltd. (A Shares)	276,524	1,628,629
Luzhou Laojiao Co. Ltd. (A Shares)	56,600	1,078,798
Mango Excellent Media Co. Ltd. (A Shares)	70,970	250,119
Maxscend Microelectronics Co. Ltd. (A Shares)	20,528	275,066
Meihua Holdings Group Co. Ltd. (A Shares)	110,300	146,741
Meituan Class B (a)(b)	3,188,220	75,338,828
Metallurgical Corp. China Ltd. (A Shares)	696,900	327,075
Midea Group Co. Ltd.:
(A Shares)	125,100	1,253,606
(H Shares) (c)	246,600	2,298,661
MINISO Group Holding Ltd. (c)	241,484	1,210,160
MMG Ltd. (a)	2,716,000	955,987
Montage Technology Co. Ltd. (A Shares)	43,885	421,384
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	209,754	1,286,703
Nanjing Iron & Steel Co. Ltd.	248,400	151,531
Nanjing Securities Co. Ltd. (A Shares)	138,800	176,899
NARI Technology Co. Ltd. (A Shares)	308,575	1,127,129
National Silicon Industry Group Co. Ltd. (A Shares)	104,854	330,009
NAURA Technology Group Co. Ltd.	20,400	1,122,579
NetEase, Inc.	1,236,720	19,897,341
New China Life Insurance Co. Ltd.	96,700	652,350
New China Life Insurance Co. Ltd. (H Shares)	530,800	1,791,321
New Hope Liuhe Co. Ltd. (A Shares) (a)	173,900	239,587
New Oriental Education & Technology Group, Inc.	952,910	5,963,366
Ninestar Corp. (A Shares) (a)	54,400	215,080
Ningbo Deye Technology Co. Ltd. (A Shares)	24,624	327,701
Ningbo Joyson Electronic Corp. (A shares)	57,500	134,362
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	26,800	213,117
Ningbo Sanxing Medical Electric Co. Ltd.	54,500	236,847
Ningbo Tuopu Group Co. Ltd. (A Shares)	65,015	394,970
Ningxia Baofeng Energy Group Co. Ltd.	282,200	630,217
NIO, Inc. (A Shares) (a)	868,019	4,464,600
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	1,288,400	4,800,396
Offshore Oil Enginering Co. Ltd. (A Shares)	196,800	149,978
OFILM Group Co. Ltd. (A Shares) (a)	127,100	314,149
Oppein Home Group, Inc. (A Shares)	19,580	193,706
Orient Securities Co. Ltd. (A Shares)	285,839	423,005
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	358,100	144,738
PDD Holdings, Inc. ADR (a)	444,268	53,574,278
People's Insurance Co. of China Group Ltd.:
(A Shares)	364,900	364,580
(H Shares)	5,582,552	2,817,819
PetroChina Co. Ltd.:
(A Shares)	998,900	1,135,559
(H Shares)	13,265,790	9,961,476
Pharmaron Beijing Co. Ltd. (A Shares)	57,400	235,661
PICC Property & Casualty Co. Ltd. (H Shares)	4,411,568	6,692,220
Ping An Bank Co. Ltd. (A Shares)	713,700	1,142,543
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	416,296	3,274,207
(H Shares)	4,284,641	26,546,713
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	101,200	144,296
Piotech, Inc. (A Shares)	10,715	242,075
Poly Developments & Holdings (A Shares)	460,600	700,161
Pop Mart International Group Ltd. (b)	344,000	3,110,066
Postal Savings Bank of China Co. Ltd.	498,900	365,556
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	5,816,000	3,340,023
Power Construction Corp. of China Ltd. (A Shares)	668,100	517,163
Qifu Technology, Inc. ADR	74,585	2,447,134
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	209,200	527,371
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	55,400	248,889
Rockchip Electronics Co. Ltd.	16,300	201,836
Rongsheng Petrochemical Co. Ltd. (A Shares)	387,200	512,983
SAIC Motor Corp. Ltd. (A Shares)	297,200	537,521
Sailun Group Co. Ltd. A Shares	127,300	259,147
Sanan Optoelectronics Co. Ltd. (A Shares)	179,500	345,878
Sany Heavy Industry Co. Ltd. (A Shares)	327,300	839,919
Satellite Chemical Co. Ltd. (A Shares)	131,130	348,392
SDIC Capital Co. Ltd.	252,100	280,969
SDIC Power Holdings Co. Ltd. (A Shares)	285,500	610,280
Seres Group Co. Ltd. (A Shares) (a)	58,000	950,060
SF Holding Co. Ltd. (A Shares)	184,000	1,156,708
SG Micro Corp. (A Shares)	18,192	227,758
Shaanxi Coal Industry Co. Ltd. (A Shares)	374,100	1,297,722
Shan Xi Hua Yang Group New Energy Co. Ltd.	150,550	158,310
Shandong Gold Mining Co. Ltd.:
(A Shares)	139,144	511,865
(H Shares) (b)	465,750	922,690
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	31,400	200,654
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	82,300	265,110
Shandong Linglong Tyre Co. Ltd. (A Shares)	60,300	164,750
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	456,900	261,620
Shandong Sun Paper Industry JSC Ltd. (A Shares)	105,100	192,219
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,588,800	983,269
Shanghai Baosight Software Co. Ltd.	421,814	638,465
Shanghai Baosight Software Co. Ltd. (A Shares)	98,821	373,192
Shanghai Electric Group Co. Ltd. (A Shares) (a)	464,000	587,898
Shanghai Electric Power Co. Ltd. (A Shares)	109,900	147,454
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	70,800	264,592
(H Shares)	1,000	1,902
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,060	214,059
Shanghai International Airport Co. Ltd. (A Shares)	43,300	212,761
Shanghai International Port Group Co. Ltd. (A Shares)	264,343	221,325
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	93,800	149,401
Shanghai M&G Stationery, Inc. (A Shares)	35,200	143,451
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	144,500	393,291
(H Shares)	374,809	579,303
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,127,609	1,561,774
Shanghai Putailai New Energy Technology Co. Ltd.	83,774	197,995
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	252,000	260,644
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	363,800	396,435
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	31,727	545,008
Shanghai Zhangjiang High Ltd. (A Shares)	59,700	239,974
Shanjin International Gold Co. (A Shares)	106,880	269,242
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	79,100	147,684
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	119,900	245,595
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	46,860	1,323,425
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	228,190	264,064
Shenergy Co. Ltd. (A Shares)	189,700	229,892
Shengyi Technology Co. Ltd.	91,800	264,293
Shennan Circuits Co. Ltd. (A Shares)	19,740	289,292
Shenwan Hongyuan Group Co. Ltd. (A Shares)	862,600	645,062
Shenzhen Capchem Technology Co. Ltd. (A Shares)	29,420	158,920
Shenzhen Energy Group Co. Ltd. (A Shares)	186,660	174,773
Shenzhen Goodix Technology Co. Ltd. (A Shares)	17,700	222,906
Shenzhen Inovance Technology Co. Ltd. (A Shares)	51,600	402,745
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	46,500	1,741,550
Shenzhen New Industries Biomedical Engineering Co. Ltd.	30,300	292,021
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	42,200	190,845
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	43,240	579,033
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	37,600	134,670
Shenzhou International Group Holdings Ltd.	528,700	4,082,627
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	64,060	153,108
Sichuan Chuantou Energy Co. Ltd. (A Shares)	186,400	438,457
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	61,600	278,031
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	224,160	241,022
Sieyuan Electric Co. Ltd. (A Shares)	30,100	323,139
Silergy Corp.	210,000	3,268,628
Sinolink Securities Co. Ltd. (A Shares)	145,400	186,866
Sinoma International Engineering Co. Ltd. (A Shares)	103,700	150,448
Sinopharm Group Co. Ltd. (H Shares)	859,400	2,141,016
Sinotruk Hong Kong Ltd.	442,500	1,194,343
Smoore International Holdings Ltd. (b)	1,177,000	1,536,632
Soochow Securities Co. Ltd. (A Shares)	194,460	222,384
Southwest Securities Co. Ltd. (A Shares)	264,700	178,835
Spring Airlines Co. Ltd. (A Shares)	37,900	293,039
Sungrow Power Supply Co. Ltd. (A Shares)	79,620	1,014,441
Sunny Optical Technology Group Co. Ltd.	455,000	2,959,774
Sunwoda Electronic Co. Ltd. (A Shares)	72,900	231,846
SUPCON Technology Co. Ltd. (A Shares)	31,112	210,521
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	66,000	290,495
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	10,740	175,123
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	21,240	378,717
TAL Education Group ADR (a)	263,855	2,934,068
TBEA Co. Ltd. (A Shares)	189,300	375,897
TCL Technology Group Corp. (A Shares)	725,170	540,252
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	155,875	277,812
Tencent Holdings Ltd.	4,189,800	218,465,100
Tencent Music Entertainment Group ADR	480,331	5,346,084
Tian Di Science & Technology Co. Ltd. (A Shares)	170,100	146,907
Tianqi Lithium Corp. (A Shares)	57,000	286,867
Tianshan Aluminum Group Co. Ltd.	181,900	211,327
Tianshui Huatian Technology Co. Ltd. (A Shares)	126,700	243,447
Tingyi (Cayman Islands) Holding Corp.	1,261,000	1,839,665
Tongcheng Travel Holdings Ltd.	818,000	1,850,668
TongFu Microelectronics Co. Ltd. (A Shares)	59,200	223,430
Tongkun Group Co. Ltd. (A Shares)	96,900	160,344
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	498,900	237,356
Tongwei Co. Ltd. (A Shares)	173,200	750,650
Topsports International Holdings Ltd. (b)	1,388,000	462,478
TravelSky Technology Ltd. (H Shares)	594,000	832,542
Trina Solar Co. Ltd. (A Shares)	83,895	295,364
Trip.com Group Ltd. (a)	354,093	22,787,482
Tsingtao Brewery Co. Ltd.:
(A Shares)	28,000	263,803
(H Shares)	398,000	2,562,757
Unigroup Guoxin Microelectronics Co. Ltd.	30,939	289,893
Unisplendour Corp. Ltd. (A Shares)	110,710	406,228
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	72,200	150,629
Victory Giant Technology Huizhou Co. Ltd. (A Shares)	33,200	207,654
Vipshop Holdings Ltd. ADR	237,687	3,432,200
Wanda Film Holding Co. Ltd. (A Shares) (a)	80,300	136,193
Wanhua Chemical Group Co. Ltd. (A Shares)	120,400	1,274,198
Want Want China Holdings Ltd.	3,022,418	1,880,748
Weichai Power Co. Ltd.:
(A Shares)	269,200	505,247
(H Shares)	1,233,000	1,863,140
Weihai Guangwei Composites Co. Ltd. (A Shares)	32,540	159,910
Wens Foodstuffs Group Co. Ltd. (A Shares)	254,700	666,764
Western Mining Co. Ltd. (A Shares)	93,000	229,785
Western Securities Co. Ltd. (A Shares)	177,800	204,517
Western Superconducting Technologies Co. Ltd. (A Shares)	25,357	179,483
Will Semiconductor Ltd.	46,830	704,234
Wingtech Technology Co. Ltd. (A Shares)	47,900	292,959
Wintime Energy Group Co. Ltd. (A Shares)	864,700	170,548
Wuhan Guide Infrared Co. Ltd. (A Shares)	168,868	210,272
Wuliangye Yibin Co. Ltd. (A Shares)	149,100	3,077,439
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	73,760	418,350
WuXi AppTec Co. Ltd.	84,284	616,351
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	235,168	1,563,945
Wuxi Biologics (Cayman), Inc. (a)(b)	2,256,500	4,793,716
XCMG Construction Machinery Co. Ltd. (A Shares)	458,300	499,532
Xiamen C&D, Inc. (A Shares)	121,625	159,276
Xiamen Tungsten Co. Ltd. (A Shares)	55,900	152,666
Xiaomi Corp. Class B (a)(b)	9,833,200	33,726,855
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	68,731	313,688
Xinyi Solar Holdings Ltd.	3,137,538	1,609,138
XPeng, Inc. Class A (a)	788,550	4,455,529
Yadea Group Holdings Ltd. (b)	783,430	1,353,184
Yankuang Ener-A:
(A Shares)	188,400	408,324
(H Shares) (c)	2,097,200	2,728,766
Yantai Jereh Oilfield Services (A Shares)	43,000	202,554
Yealink Network Technology Corp. Ltd.	48,670	266,434
Yifeng Pharmacy Chain Co. Ltd.	47,364	157,942
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	62,300	285,247
Yonyou Network Technology Co. Ltd. (A Shares) (a)	133,420	212,988
Youngor Fashion Co. Ltd. (A Shares)	193,987	204,901
YTO Express Group Co. Ltd. (A Shares)	131,600	303,553
Yum China Holdings, Inc.	249,414	11,001,652
Yunnan Aluminium Co. Ltd. (A Shares)	134,400	267,946
Yunnan Baiyao Group Co. Ltd. (A Shares)	68,460	549,682
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	210,900	170,707
Yunnan Energy New Material Co. Ltd.	37,900	189,521
Yunnan Tin Co. Ltd. (A Shares)	64,800	138,642
Yunnan Yuntianhua Co. Ltd. (Series A)	73,500	237,782
Yutong Bus Co. Ltd.	86,500	294,494
Zangge Mining Co. Ltd. (Series A)	60,900	245,023
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	23,100	761,945
Zhaojin Mining Industry Co. Ltd. (H Shares)	964,000	1,689,349
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	287,810	191,000
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	213,000	319,499
Zhejiang Chint Electric Co. Ltd. (A Shares)	79,500	260,989
Zhejiang Dahua Technology Co. Ltd. (A Shares)	123,000	283,601
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	20,240	144,224
Zhejiang Expressway Co. Ltd. (H Shares)	1,003,359	664,761
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	56,490	146,766
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	65,415	285,081
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	50,400	255,001
Zhejiang Juhua Co. Ltd. (A Shares)	104,400	307,024
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	321,400	1,268,763
Zhejiang Longsheng Group Co. Ltd. (A Shares)	122,700	173,450
Zhejiang NHU Co. Ltd. (A Shares)	120,036	382,460
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	73,500	225,073
Zhejiang Supor Cookware Co. Ltd.	20,700	152,173
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	82,400	239,446
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	62,530	180,056
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	62,800	131,554
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	429,400	354,362
Zheshang Securities Co. Ltd.	148,600	269,594
Zhongji Innolight Co. Ltd. (A Shares)	43,060	850,539
Zhongjin Gold Co. Ltd. (A Shares)	186,100	369,626
Zhongsheng Group Holdings Ltd. Class H	532,100	818,258
Zhongtai Securities Co. Ltd. (A Shares)	272,000	260,158
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	28,243	193,105
(H Shares)	321,327	1,233,081
Zijin Mining Group Co. Ltd.:
(A Shares)	795,300	1,864,856
(H Shares)	3,634,000	7,740,681
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	279,300	272,869
ZTE Corp.:
(A Shares)	105,300	446,759
(H Shares)	550,400	1,369,875
ZTO Express, Inc.	271,544	6,262,652
TOTAL CHINA		1,387,438,893
Colombia - 0.1%
Bancolombia SA	181,772	1,552,676
Interconexion Electrica SA ESP	308,359	1,225,005
TOTAL COLOMBIA		2,777,681
Czech Republic - 0.1%
CEZ A/S (c)	102,641	3,977,257
Komercni Banka A/S	47,576	1,643,237
MONETA Money Bank A/S (b)	161,211	803,358
TOTAL CZECH REPUBLIC		6,423,852
Egypt - 0.1%
Commercial International Bank SAE	1,456,145	2,379,808
Eastern Co. SAE	861,439	480,435
Talaat Moustafa Group Holding	530,157	640,196
TOTAL EGYPT		3,500,439
Greece - 0.4%
Alpha Services and Holdings SA	1,429,298	2,144,735
Eurobank Ergasias Services and Holdings SA	1,663,657	3,442,475
Ff Group (a)(d)	1,944	0
Hellenic Telecommunications Organization SA	118,698	1,958,656
Jumbo SA	74,072	1,974,010
Metlen Energy & Metals SA	68,807	2,399,525
National Bank of Greece SA	547,907	4,279,178
OPAP SA	118,273	2,017,255
Piraeus Financial Holdings SA	680,011	2,543,027
Public Power Corp. of Greece	133,551	1,750,505
TOTAL GREECE		22,509,366
Hong Kong - 0.1%
Orient Overseas International Ltd.	84,500	1,151,839
Sino Biopharmaceutical Ltd.	6,602,750	2,999,413
TOTAL HONG KONG		4,151,252
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	264,878	1,837,989
OTP Bank PLC	142,951	7,115,742
Richter Gedeon PLC	88,909	2,568,213
TOTAL HUNGARY		11,521,944
India - 18.6%
ABB India Ltd.	33,894	2,985,294
Adani Enterprises Ltd.	94,953	3,320,937
Adani Green Energy Ltd. (a)	202,605	3,837,171
Adani Ports & Special Economic Zone Ltd.	345,360	5,634,627
Adani Power Ltd. (a)	493,470	3,464,639
Ambuja Cements Ltd.	394,020	2,716,276
APL Apollo Tubes Ltd.	106,488	1,923,116
Apollo Hospitals Enterprise Ltd.	64,453	5,369,384
Ashok Leyland Ltd.	941,520	2,325,653
Asian Paints Ltd.	245,393	8,546,338
Astral Ltd.	86,038	1,807,812
AU Small Finance Bank Ltd. (b)	232,378	1,689,208
Aurobindo Pharma Ltd.	168,627	2,795,098
Avenue Supermarts Ltd. (a)(b)	104,077	4,857,397
Axis Bank Ltd.	1,462,956	20,096,325
Bajaj Auto Ltd.	42,866	5,006,365
Bajaj Finance Ltd.	178,089	14,546,040
Bajaj Finserv Ltd.	244,709	5,077,918
Bajaj Holdings & Investment Ltd.	17,087	2,076,467
Balkrishna Industries Ltd.	49,511	1,666,180
Bank of Baroda	662,425	1,969,869
Bharat Electronics Ltd.	2,340,512	7,900,416
Bharat Forge Ltd.	163,934	2,743,926
Bharat Heavy Electricals Ltd.	668,295	1,891,749
Bharat Petroleum Corp. Ltd.	973,766	3,591,933
Bharti Airtel Ltd.	1,639,142	31,373,139
Bosch Ltd.	4,733	1,974,271
Britannia Industries Ltd.	69,326	4,713,212
Canara Bank Ltd.	1,158,727	1,407,925
Cg Power & Industrial Soluti	391,143	3,266,526
Cholamandalam Investment and Finance Co. Ltd.	268,392	4,045,921
Cipla Ltd./India	335,517	6,172,250
Coal India Ltd.	1,184,709	6,354,559
Colgate-Palmolive Ltd.	87,050	3,165,955
Container Corp. of India Ltd.	155,616	1,564,748
Cummins India Ltd.	88,847	3,685,283
Dabur India Ltd.	340,045	2,180,428
Divi's Laboratories Ltd.	76,359	5,336,627
Dixon Technologies India Ltd.	21,084	3,517,554
DLF Ltd.	474,861	4,615,847
Dr. Reddy's Laboratories Ltd.	373,465	5,648,799
Eicher Motors Ltd.	87,677	5,088,431
GAIL India Ltd.	1,469,756	3,482,455
GMR Airports Infrastructure Ltd. (a)	1,538,785	1,444,633
Godrej Consumer Products Ltd.	261,831	3,989,362
Godrej Properties Ltd. (a)	80,086	2,725,721
Grasim Industries Ltd.	168,555	5,397,939
Havells India Ltd.	160,282	3,119,215
HCL Technologies Ltd.	607,735	12,716,285
HDFC Asset Management Co. Ltd. (b)	61,441	3,135,337
HDFC Bank Ltd.	2,725,650	56,023,455
HDFC Standard Life Insurance Co. Ltd. (b)	618,927	5,286,431
Hero Motocorp Ltd.	76,769	4,539,262
Hindalco Industries Ltd.	862,573	6,999,082
Hindustan Aeronautics Ltd.	128,480	6,465,187
Hindustan Petroleum Corp. Ltd.	614,097	2,776,693
Hindustan Unilever Ltd.	526,054	15,793,729
ICICI Bank Ltd.	3,331,747	51,106,148
ICICI Lombard General Insurance Co. Ltd. (b)	154,564	3,511,172
ICICI Prudential Life Insurance Co. Ltd. (b)	230,558	2,027,036
IDFC Bank Ltd. (a)	2,281,280	1,782,137
Indian Oil Corp. Ltd.	1,813,062	3,055,619
Indian Railway Catering & Tourism Corp. Ltd.	153,525	1,495,316
Indus Towers Ltd. (a)	774,023	3,123,048
IndusInd Bank Ltd.	183,852	2,300,032
Info Edge India Ltd.	45,559	4,019,743
Infosys Ltd.	2,125,172	44,339,769
InterGlobe Aviation Ltd. (a)(b)	120,971	5,811,228
ITC Ltd.	1,916,075	11,116,566
Jindal Stainless Ltd.	210,624	1,686,246
Jindal Steel & Power Ltd.	228,262	2,491,136
Jio Financial Services Ltd. (a)	1,827,598	6,990,047
JSW Energy Ltd.	223,539	1,801,965
JSW Steel Ltd.	390,997	4,464,116
Jubilant Foodworks Ltd.	231,742	1,583,220
Kotak Mahindra Bank Ltd.	699,037	14,351,001
Larsen & Toubro Ltd.	430,934	18,511,016
Ltimindtree Ltd. (b)	47,356	3,204,440
Lupin Ltd.	145,871	3,784,784
Macrotech Developers Ltd. (b)	190,909	2,729,245
Mahindra & Mahindra Ltd.	596,748	19,269,940
Mankind Pharma Ltd. (a)	63,960	2,023,957
Marico Ltd.	331,116	2,515,792
Maruti Suzuki India Ltd.	80,437	10,557,259
Max Healthcare Institute Ltd.	497,599	6,006,543
Mphasis BFL Ltd.	66,548	2,268,290
MRF Ltd.	1,495	2,174,251
Muthoot Finance Ltd.	77,072	1,764,570
Nestle India Ltd.	215,680	5,800,151
NHPC Ltd.	1,926,850	1,886,456
NMDC Ltd.	655,895	1,722,475
NTPC Ltd.	2,791,522	13,501,072
Oil & Natural Gas Corp. Ltd.	2,014,792	6,353,931
Oil India Ltd.	312,803	1,752,891
Oracle Financial Services Software Ltd.	13,894	1,793,116
Page Industries Ltd.	3,932	2,014,764
PB Fintech Ltd. (a)	189,712	3,832,926
Persistent Systems Ltd.	69,030	4,395,124
Petronet LNG Ltd.	483,542	1,908,051
Phoenix Mills Ltd.	125,756	2,271,602
PI Industries Ltd.	48,594	2,584,837
Pidilite Industries Ltd.	97,663	3,646,625
Polycab India Ltd.	33,661	2,581,591
Power Finance Corp. Ltd.	950,046	5,103,745
Power Grid Corp. of India Ltd.	2,972,737	11,307,930
Prestige Estates Projs. Ltd.	110,302	2,141,373
Punjab National Bank	1,405,829	1,632,826
Rail Vikas Nigam Ltd.	333,668	1,861,235
REC Ltd.	842,360	5,200,736
Reliance Industries Ltd. (a)	1,985,729	31,172,925
Reliance Industries Ltd.	1,910,706	30,211,228
Samvardhana Motherson International Ltd.	1,736,024	3,719,473
SBI Cards & Payment Services Ltd.	181,603	1,483,042
SBI Life Insurance Co. Ltd. (b)	288,142	5,547,382
Shree Cement Ltd.	5,771	1,716,496
Shriram Finance Ltd.	180,354	6,695,864
Siemens Ltd.	57,011	4,716,196
Solar Industries India Ltd.	17,382	2,107,822
Sona Blw Precision Forgings Ltd. (b)	278,199	2,262,876
SRF Ltd.	85,321	2,268,524
State Bank of India	1,141,527	11,108,199
Sun Pharmaceutical Industries Ltd.	613,942	13,472,759
Sundaram Finance Ltd.	42,272	2,415,847
Supreme Industries Ltd.	40,601	2,068,491
Suzlon Energy Ltd. (a)	6,102,208	4,838,863
Tata Communications Ltd.	72,007	1,516,235
Tata Consultancy Services Ltd.	578,624	27,216,071
Tata Consumer Products Ltd.	379,405	4,513,740
Tata Elxsi Ltd.	21,889	1,823,673
Tata Motors Ltd.	1,302,984	12,887,522
Tata Power Co. Ltd./The	918,475	4,787,485
Tata Steel Ltd.	4,790,068	8,418,432
Tech Mahindra Ltd.	344,230	6,551,904
The Indian Hotels Co. Ltd.	546,353	4,381,522
Thermax Ltd.	26,740	1,565,015
Titan Co. Ltd.	227,159	8,798,724
Torrent Pharmaceuticals Ltd.	64,924	2,467,737
Torrent Power Ltd.	107,552	2,326,602
Trent Ltd.	116,071	9,808,079
Tube Investments of India Ltd.	68,102	3,620,543
Tvs Motor Co. Ltd.	151,998	4,498,992
Ultratech Cement Ltd.	73,876	9,700,832
Union Bank of India Ltd.	975,954	1,353,369
United Spirits Ltd.	186,303	3,205,688
UPL Ltd.	288,062	1,893,607
Varun Beverages Ltd.	727,605	5,125,690
Vedanta Ltd.	876,040	4,822,187
Vodafone Idea Ltd. (a)	15,165,846	1,458,217
Wipro Ltd.	836,668	5,446,075
Yes Bank Ltd. (a)	9,012,425	2,175,562
Zomato Ltd. (a)	4,235,446	12,151,199
Zydus Lifesciences Ltd.	160,858	1,910,611
TOTAL INDIA		951,236,788
Indonesia - 1.6%
Amman Mineral Internasional PT (a)	4,171,200	2,431,029
PT Adaro Energy Indonesia Tbk	9,230,300	2,124,479
PT Astra International Tbk	12,948,559	4,203,717
PT Bank Central Asia Tbk	35,463,050	22,951,564
PT Bank Mandiri (Persero) Tbk	23,860,696	10,129,322
PT Bank Negara Indonesia (Persero) Tbk	9,526,000	3,177,265
PT Bank Rakyat Indonesia (Persero) Tbk	43,593,727	13,289,728
PT Barito Pacific Tbk	18,067,900	1,143,909
PT Chandra Asri Pacific Tbk	4,981,600	2,752,259
PT Charoen Pokphand Indonesia Tbk	4,706,100	1,575,491
PT GoTo Gojek Tokopedia Tbk (a)	575,898,800	2,485,888
PT Indah Kiat Pulp & Paper Tbk	1,564,100	803,383
PT Indofood CBP Sukses Makmur Tbk	1,485,700	1,156,193
PT Indofood Sukses Makmur Tbk	2,801,000	1,355,206
PT Kalbe Farma Tbk	13,496,700	1,376,298
PT Merdeka Copper Gold Tbk (a)	6,239,286	964,501
PT Sumber Alfaria Trijaya Tbk	11,973,500	2,509,987
PT Telkom Indonesia Persero Tbk	31,579,665	5,644,637
PT Unilever Indonesia Tbk	4,831,995	604,767
PT United Tractors Tbk	962,300	1,679,715
TOTAL INDONESIA		82,359,338
Korea (South) - 9.4%
Alteogen, Inc. (a)	25,508	6,928,745
AMOREPACIFIC Corp.	18,700	1,583,568
Celltrion Pharm, Inc.	11,929	535,243
Celltrion, Inc.	97,129	12,812,724
CJ CheilJedang Corp.	5,293	1,050,688
Cosmo AM&T Co. Ltd. (a)	15,464	1,151,106
Coway Co. Ltd.	35,447	1,624,773
Db Insurance Co. Ltd.	29,458	2,329,459
Doosan Bobcat, Inc.	35,347	954,844
Doosan Heavy Industries & Construction Co. Ltd. (a)	292,294	4,213,423
Ecopro BM Co. Ltd. (a)(c)	31,268	3,828,296
Ecopro Co. Ltd. (a)	63,841	3,630,931
Ecopro Materials Co. Ltd.	11,041	888,747
Enchem Co. Ltd. (a)	8,460	1,059,023
GS Holdings Corp.	29,896	893,401
Hana Financial Group, Inc.	187,117	8,099,510
Hanjin Kal Corp.	14,956	915,829
Hankook Tire Co. Ltd.	47,602	1,216,326
Hanmi Pharm Co. Ltd.	4,093	947,909
Hanmi Semiconductor Co. Ltd.	27,914	1,821,970
Hanwha Aerospace Co. Ltd.	20,438	5,425,470
Hanwha Ocean Co. Ltd. (a)	58,900	1,137,383
Hanwha Solutions Corp.	71,461	1,100,976
HD Hyundai Co. Ltd.	28,024	1,622,245
HD Hyundai Electric Co. Ltd.	14,996	3,521,363
HD Hyundai Heavy Industries Co. Ltd. (a)	14,212	1,877,471
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	27,192	3,609,581
HLB, Inc. (a)	75,348	3,586,498
HMM Co. Ltd.	167,892	2,081,010
HYBE Co. Ltd.	14,641	1,967,619
Hyundai Engineering & Construction Co. Ltd.	50,170	1,013,742
Hyundai Glovis Co. Ltd.	23,980	2,116,725
Hyundai Mobis	38,700	6,978,442
Hyundai Motor Co. Ltd.	87,086	13,457,832
Hyundai Steel Co.	55,638	1,020,343
Industrial Bank of Korea	176,442	1,803,061
Kakao Corp.	198,612	5,303,501
KakaoBank Corp.	106,692	1,668,812
KB Financial Group, Inc.	245,291	16,013,067
Kia Corp.	153,518	10,185,235
Korea Aerospace Industries Ltd.	46,917	1,985,232
Korea Electric Power Corp. (a)	164,245	2,754,944
Korea Investment Holdings Co. Ltd.	26,791	1,491,743
Korea Zinc Co. Ltd.	3,286	2,375,601
Korean Air Lines Co. Ltd.	117,861	2,041,162
KRAFTON, Inc. (a)	18,389	4,410,658
KT Corp.	18,167	581,154
KT&G Corp.	66,682	5,314,181
Kum Yang Co. Ltd. (a)	24,052	718,518
Kumho Petro Chemical Co. Ltd.	10,634	1,098,620
L&F Co. Ltd. (a)	16,246	1,380,657
LG Chemical Ltd.	31,676	7,145,495
LG Corp.	60,468	3,315,136
LG Display Co. Ltd. (a)	191,923	1,470,739
LG Electronics, Inc.	68,038	4,395,873
LG Energy Solution (a)	29,935	8,813,805
LG H & H Co. Ltd.	5,896	1,416,110
LG Innotek Co. Ltd.	9,072	1,155,376
LG Uplus Corp.	122,748	892,560
Lotte Chemical Corp.	12,330	850,338
LS Electric Co. Ltd.	9,605	1,009,957
Meritz Financial Holdings Co.	61,083	4,535,522
Mirae Asset Securities Co. Ltd.	152,587	998,122
NAVER Corp.	83,123	10,201,055
NCSOFT Corp.	9,125	1,437,243
Netmarble Corp. (a)(b)	19,240	806,857
NH Investment & Securities Co. Ltd.	84,241	813,848
Orion Corp./Republic of Korea	15,212	1,099,935
POSCO	45,977	11,114,511
POSCO Chemtech Co. Ltd. (c)	19,814	3,192,614
POSCO ICT Co. Ltd. (c)	33,927	664,980
Posco International Corp.	33,787	1,272,038
S-Oil Corp.	29,181	1,214,418
Samsung Biologics Co. Ltd. (a)(b)	11,376	8,254,531
Samsung C&T Corp.	56,913	4,821,267
Samsung E&A Co. Ltd. (a)	100,226	1,294,126
Samsung Electro-Mechanics Co. Ltd.	35,826	3,056,083
Samsung Electronics Co. Ltd.	3,057,492	130,249,335
Samsung Fire & Marine Insurance Co. Ltd.	19,704	4,792,700
Samsung Heavy Industries Co. Ltd. (a)	422,634	2,924,792
Samsung Life Insurance Co. Ltd.	51,212	3,759,685
Samsung SDI Co. Ltd.	35,189	8,277,616
Samsung SDS Co. Ltd.	27,228	2,817,301
Shinhan Financial Group Co. Ltd.	277,058	10,354,267
SK Biopharmaceuticals Co. Ltd. (a)	20,034	1,707,151
SK Bioscience Co. Ltd. (a)	17,077	668,878
SK Hynix, Inc.	349,338	45,882,961
SK Innovation Co., Ltd. (a)	39,862	3,379,417
SK Square Co. Ltd. (a)	60,375	3,657,978
SK Telecom Co. Ltd.	33,897	1,395,665
SK, Inc.	23,215	2,492,392
SKC Co. Ltd. (a)	12,124	1,312,583
Woori Financial Group, Inc.	404,184	4,514,524
Yuhan Corp.	36,039	3,609,329
TOTAL KOREA (SOUTH)		483,168,474
Kuwait - 0.7%
Boubyan Bank KSC	806,574	1,467,933
Gulf Bank	914,350	936,418
Kuwait Finance House KSCP	6,464,186	15,201,168
Mabanee Co. SAKC	474,920	1,293,406
Mobile Telecommunication Co.	1,140,350	1,696,020
National Bank of Kuwait	5,509,985	15,275,562
TOTAL KUWAIT		35,870,507
Luxembourg - 0.0%
Reinet Investments SCA	86,202	2,404,642
Malaysia - 1.4%
AMMB Holdings Bhd	1,581,000	1,835,440
Axiata Group Bhd	1,758,598	904,324
CelcomDigi Bhd	2,327,500	1,805,107
CIMB Group Holdings Bhd	4,444,731	8,059,763
Gamuda Bhd	1,243,939	2,414,944
Genting Bhd	1,356,700	1,218,795
Genting Malaysia Bhd	1,848,640	943,356
Hong Leong Bank Bhd	408,800	1,907,180
IHH Healthcare Bhd	1,395,487	2,309,447
Inari Amertron Bhd	1,809,100	1,172,791
IOI Corp. Bhd	1,605,500	1,379,074
Kuala Lumpur Kepong Bhd	316,053	1,539,903
Malayan Banking Bhd	3,469,197	8,308,080
Malaysia Airports Holdings Bhd	586,180	1,356,052
Maxis Bhd	1,497,900	1,233,354
MISC Bhd	857,100	1,466,104
MR DIY Group M Sdn Bhd (b)	2,133,550	1,063,257
Nestle (Malaysia) Bhd	47,900	1,091,335
Petronas Chemicals Group Bhd	1,786,400	2,200,223
Petronas Dagangan Bhd	191,626	783,864
Petronas Gas Bhd	533,600	2,102,560
PPB Group Bhd	411,940	1,309,297
Press Metal Aluminium Holdings	2,367,800	2,548,371
Public Bank Bhd	9,305,485	9,363,952
QL Resources Bhd	1,031,550	1,127,895
RHB Bank Bhd	929,774	1,359,057
SD Guthrie Bhd	1,323,796	1,388,259
Sime Darby Bhd	1,745,749	920,644
Sunway Bhd	1,464,100	1,454,404
Telekom Malaysia Bhd	705,047	1,043,806
Tenaga Nasional Bhd	1,667,472	5,334,478
YTL Corp. Bhd	2,108,900	942,744
YTL Power International Bhd	1,576,300	1,097,979
TOTAL MALAYSIA		72,985,839
Mexico - 2.0%
Alfa SA de CV Series A	2,306,815	1,671,647
America Movil S.A.B. de CV Series L	11,810,847	9,332,042
Arca Continental S.A.B. de CV	324,000	2,773,904
Banco del Bajio SA (b)	527,300	1,172,158
CEMEX S.A.B. de CV unit	9,682,386	5,100,195
Coca-Cola FEMSA S.A.B. de CV unit	335,259	2,790,041
Fibra Uno Administracion SA de CV	1,833,883	2,111,630
Fomento Economico Mexicano S.A.B. de CV unit	1,147,691	11,140,509
Gruma S.A.B. de CV Series B	115,625	1,997,283
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	250,312	4,340,351
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	114,615	3,065,469
Grupo Aeroportuario Norte S.A.B. de CV	181,800	1,522,852
Grupo Bimbo S.A.B. de CV Series A	840,870	2,612,183
Grupo Carso SA de CV Series A1	380,500	2,287,811
Grupo Comercial Chedraui S.A.B. de CV	183,400	1,160,462
Grupo Financiero Banorte S.A.B. de CV	1,658,481	11,548,322
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,228,000	2,757,392
Grupo Mexico SA de CV Series B	1,989,054	10,406,760
Industrias Penoles SA de CV (a)(c)	126,820	1,992,093
Kimberly-Clark de Mexico SA de CV Series A	960,327	1,378,855
Operadora de Sites Mexicanos, SA de CV (c)	795,300	696,749
Orbia Advance Corp. S.A.B. de CV (c)	556,620	510,735
Prologis Property Mexico SA	633,928	2,121,700
Promotora y Operadora de Infraestructura S.A.B. de CV	119,900	1,045,811
Southern Copper Corp.	55,819	6,114,971
Wal-Mart de Mexico SA de CV Series V	3,342,356	9,190,456
TOTAL MEXICO		100,842,381
Netherlands - 0.0%
Nebius Group NV Class A (a)(d)	148,436	0
Peru - 0.2%
Compania de Minas Buenaventura SAA sponsored ADR	104,730	1,367,774
Credicorp Ltd. (United States)	43,027	7,922,562
TOTAL PERU		9,290,336
Philippines - 0.5%
Ayala Corp.	155,796	1,835,622
Ayala Land, Inc.	4,228,913	2,362,788
Bank of the Philippine Islands (BPI)	1,166,088	2,852,899
BDO Unibank, Inc.	1,512,335	3,942,183
International Container Terminal Services, Inc.	648,900	4,392,079
JG Summit Holdings, Inc.	1,670,913	694,850
Jollibee Food Corp.	281,953	1,279,448
Manila Electric Co.	185,860	1,546,890
Metropolitan Bank & Trust Co.	1,129,482	1,466,310
PLDT, Inc.	46,170	1,130,120
SM Investments Corp.	138,840	2,229,762
SM Prime Holdings, Inc.	6,780,300	3,552,018
Universal Robina Corp.	546,168	912,436
TOTAL PHILIPPINES		28,197,405
Poland - 0.8%
Alior Bank SA	58,485	1,277,019
Allegro.eu SA (a)(b)	370,537	3,251,080
Bank Polska Kasa Opieki SA	117,459	4,114,110
Budimex SA	8,182	1,024,091
CD Projekt SA	41,557	1,668,925
Dino Polska SA (a)(b)	31,368	2,599,404
KGHM Polska Miedz SA (Bearer)	89,598	3,345,305
LPP SA	714	2,588,256
mBank SA (a)	9,461	1,327,885
Orlen SA	373,090	4,855,227
PGE Polska Grupa Energetyczna SA (a)	572,082	985,020
Powszechna Kasa Oszczednosci Bank SA	559,441	7,798,840
Powszechny Zaklad Ubezpieczen SA	386,157	3,829,975
Santander Bank Polska SA	26,099	2,919,124
TOTAL POLAND		41,584,261
Qatar - 0.8%
Barwa Real Estate Co.	1,267,379	994,132
Dukhan Bank	1,020,283	1,034,014
Industries Qatar QSC	938,033	3,439,368
Masraf al Rayan	3,432,383	2,236,092
Mesaieed Petrochemical Holding Co.	3,422,984	1,487,273
Ooredoo QSC	475,832	1,495,061
Qatar Electricity & Water Co.	287,613	1,281,264
Qatar Fuel Co.	380,375	1,601,524
Qatar Gas Transport Co. Ltd. (Nakilat)	1,741,354	2,046,964
Qatar International Islamic Bank QSC	624,182	1,798,316
Qatar Islamic Bank	1,212,943	6,829,259
Qatar National Bank SAQ	3,108,467	14,812,387
The Commercial Bank of Qatar	2,005,261	2,340,664
TOTAL QATAR		41,396,318
Romania - 0.1%
NEPI Rockcastle PLC	387,827	3,056,057
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	1,399,461	0
Gazprom OAO (a)(d)	6,384,126	1
GMK Norilskiy Nickel PAO ADR (a)(d)	3,422,100	0
Inter Rao Ues JSC (a)(d)	20,040,158	2
LUKOIL PJSC (a)(d)	224,329	0
Moscow Exchange MICEX-RTS OAO (a)(d)	808,717	0
Novolipetsk Steel OJSC (a)(d)	812,466	0
Ozon Holdings PLC ADR (a)(d)	28,218	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(d)	472	0
Polyus PJSC (a)(d)	18,462	0
Rosneft Oil Co. OJSC (a)(d)	635,841	0
Sberbank of Russia (a)(d)	5,823,145	1
Severstal PAO (a)(d)	113,908	0
Surgutneftegas OJSC (a)(d)	4,033,562	0
Tatneft PAO (a)(d)	770,244	0
TKS Holding MKPAO JSC (a)(d)	7,325	0
United Co. RUSAL International PJSC (a)(d)	1,646,280	0
VK IPJSC (a)(d)	9,348	0
VK IPJSC GDR (Reg. S) (a)(d)	32,306	0
VTB Bank OJSC (a)(d)	360,207	0
TOTAL RUSSIA		4
Saudi Arabia - 3.9%
ACWA Power Co.	93,727	11,484,721
Ades Holding Co.	222,641	1,172,575
Advanced Petrochemicals Co. (a)	81,451	788,333
Al Rajhi Bank	1,253,297	29,366,067
Al Rajhi Co. for Co-operative Insurance	25,629	1,222,866
Alinma Bank	781,925	5,850,332
Almarai Co. Ltd.	159,285	2,336,876
Arab National Bank	574,217	2,895,777
Arabian Internet and Communications Services Co. Ltd.	15,273	1,037,801
Bank Al-Jazira	319,960	1,400,576
Bank Albilad	391,147	3,832,630
Banque Saudi Fransi	376,453	3,127,335
Bupa Arabia for Cooperative Insurance Co.	52,706	2,826,367
Dallah Healthcare Co.	21,765	924,913
Dar Al Arkan Real Estate Development Co. (a)	338,200	1,500,230
Dr Sulaiman Al Habib Medical Services Group Co.	55,872	4,257,679
Elm Co.	15,340	4,176,767
Etihad Etisalat Co.	241,445	3,330,099
Jarir Marketing Co.	378,823	1,335,468
Mobile Telecommunications Co. Saudi Arabia	282,127	793,264
Mouwasat Medical Services Co.	62,594	1,568,308
Nahdi Medical Co.	25,106	824,901
Power & Water Utility Co. for Jubail & Yanbu	46,820	733,023
Riyad Bank	939,027	6,438,199
Sabic Agriculture-Nutrients Co.	149,106	4,518,003
Sahara International Petrochemical Co.	229,241	1,605,303
SAL Saudi Logistics Services	15,297	1,123,336
Saudi Arabian Mining Co. (a)	826,490	12,411,544
Saudi Arabian Oil Co. (b)	2,786,651	20,033,436
Saudi Aramco Base Oil Co. - Luberef	32,286	1,007,514
Saudi Awwal Bank	642,961	5,786,426
Saudi Basic Industries Corp.	575,195	11,134,190
Saudi Electricity Co.	529,353	2,311,524
Saudi Industrial Investment Group	235,168	1,117,075
Saudi Investment Bank/The	385,370	1,352,391
Saudi Kayan Petrochemical Co. (a)	468,526	970,560
Saudi Research & Marketing Group (a)	22,994	1,831,830
Saudi Tadawul Group Holding Co.	30,613	1,946,477
Saudi Telecom Co.	1,276,652	14,327,790
The Co. for Cooperative Insurance	46,978	1,756,187
The Saudi National Bank	1,879,826	16,592,441
The Savola Group (a)	354,971	2,438,494
Yanbu National Petrochemical Co.	176,052	1,865,663
TOTAL SAUDI ARABIA		197,355,291
South Africa - 2.9%
Absa Group Ltd.	542,904	5,202,994
Anglo American Platinum Ltd.	50,898	2,000,669
Aspen Pharmacare Holdings Ltd.	242,244	2,460,969
Bid Corp. Ltd.	214,731	5,062,748
Bidvest Group Ltd./The	217,678	3,522,495
Capitec Bank Holdings Ltd. (c)	55,681	10,058,822
Clicks Group Ltd.	152,777	3,274,310
Discovery Ltd.	346,316	3,551,283
Exxaro Resources Ltd.	157,415	1,484,438
FirstRand Ltd.	3,228,321	14,184,258
Gold Fields Ltd.	572,583	9,442,508
Harmony Gold Mining Co. Ltd.	364,358	3,953,058
Impala Platinum Holdings Ltd. (a)	578,628	3,819,252
Kumba Iron Ore Ltd.	40,951	775,516
MTN Group Ltd.	1,084,561	5,386,522
Naspers Ltd. Class N	114,048	26,954,953
Nedbank Group Ltd.	296,444	5,024,566
Northam Platinum Holdings Ltd.	228,208	1,688,392
Old Mutual Ltd.	3,059,608	2,112,048
OUTsurance Group Ltd.	541,121	1,850,499
Pepkor Holdings Ltd. (b)	1,535,591	1,993,309
Remgro Ltd.	321,062	2,797,031
Sanlam Ltd.	1,150,396	5,747,472
Sasol Ltd.	369,231	2,075,270
Shoprite Holdings Ltd.	322,031	5,561,605
Sibanye-Stillwater Ltd. (a)	1,810,269	2,110,499
Standard Bank Group Ltd.	855,570	11,779,084
Vodacom Group Ltd.	398,702	2,496,152
Woolworths Holdings Ltd.	599,724	2,223,381
TOTAL SOUTH AFRICA		148,594,103
Taiwan - 18.4%
Accton Technology Corp.	322,000	5,428,406
Acer, Inc.	1,854,000	2,304,909
Advantech Co. Ltd.	302,946	2,978,560
Alchip Technologies Ltd.	51,000	3,169,398
ASE Technology Holding Co. Ltd.	2,107,592	9,971,342
Asia Cement Corp.	1,478,000	2,154,700
Asia Vital Components Co. Ltd.	208,000	3,997,572
ASUSTeK Computer, Inc.	451,502	7,998,544
AUO Corp.	4,192,800	2,167,141
Catcher Technology Co. Ltd.	392,095	2,863,026
Cathay Financial Holding Co. Ltd.	6,099,834	12,924,473
Chailease Holding Co. Ltd.	960,142	4,510,779
Chang Hwa Commercial Bank	3,800,656	2,095,251
Cheng Shin Rubber Industry Co. Ltd.	1,141,000	1,644,102
China Airlines Ltd.	1,855,000	1,297,851
China Steel Corp.	7,547,289	5,295,788
Chunghwa Telecom Co. Ltd.	2,426,129	9,239,425
Compal Electronics, Inc.	2,685,000	2,957,052
CTBC Financial Holding Co. Ltd.	10,039,778	11,166,090
Delta Electronics, Inc.	1,246,717	15,448,198
E Ink Holdings, Inc.	549,000	5,154,939
E.SUN Financial Holdings Co. Ltd.	9,193,351	7,842,854
ECLAT Textile Co. Ltd.	123,129	2,064,817
eMemory Technology, Inc.	41,000	3,999,612
EVA Airways Corp.	1,725,000	1,998,693
Evergreen Marine Corp. (Taiwan)	661,494	4,204,949
Far Eastern New Century Corp.	1,888,000	2,185,707
Far EasTone Telecommunications Co. Ltd.	1,131,348	3,134,264
Feng Tay Enterprise Co. Ltd.	315,596	1,391,868
First Financial Holding Co. Ltd.	7,176,273	6,062,503
Formosa Chemicals & Fibre Corp.	2,247,149	2,689,547
Formosa Plastics Corp.	2,441,085	3,591,513
Fortune Electric Co. Ltd.	92,100	1,546,640
Fubon Financial Holding Co. Ltd.	5,245,135	14,699,784
Gigabyte Technology Co. Ltd.	343,000	2,712,230
Global Unichip Corp.	56,000	2,100,273
GlobalWafers Co. Ltd.	168,000	2,193,996
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,983,465	51,338,449
Hotai Motor Co. Ltd.	195,960	3,956,552
Hua Nan Financial Holdings Co. Ltd.	5,727,232	4,530,896
Innolux Corp.	4,859,885	2,350,571
Inventec Corp.	1,722,000	2,389,348
Kgi Financial Holding Co. Ltd.	10,234,624	5,290,814
Largan Precision Co. Ltd.	63,451	4,458,627
Lite-On Technology Corp.	1,352,044	4,252,186
MediaTek, Inc.	971,615	37,946,393
Mega Financial Holding Co. Ltd.	7,586,628	9,273,625
Micro-Star International Co. Ltd.	460,000	2,524,462
Nan Ya Plastics Corp.	3,295,358	4,259,653
Nanya Technology Corp. (a)	791,000	1,027,637
Nien Made Enterprise Co. Ltd.	112,000	1,674,375
Novatek Microelectronics Corp.	370,000	5,735,613
Pegatron Corp.	1,280,000	3,893,813
PharmaEssentia Corp. (a)	153,000	3,001,926
Pou Chen Corp.	1,419,391	1,664,910
President Chain Store Corp.	367,000	3,380,707
Quanta Computer, Inc.	1,730,000	15,761,876
Realtek Semiconductor Corp.	312,000	4,592,719
Ruentex Development Co. Ltd.	1,003,296	1,445,030
Shin Kong Financial Holding Co. Ltd. (a)	9,089,533	3,226,772
Sinopac Financial Holdings Co.	6,893,251	4,909,302
Synnex Technology International Corp.	801,700	1,766,646
Taishin Financial Holdings Co. Ltd.	7,462,252	3,977,752
Taiwan Business Bank	4,271,207	2,061,286
Taiwan Cooperative Financial Holding Co. Ltd.	7,021,710	5,507,955
Taiwan High Speed Rail Corp.	1,227,000	1,116,467
Taiwan Mobile Co. Ltd.	1,168,000	4,129,971
Taiwan Semiconductor Manufacturing Co. Ltd.	15,763,740	495,952,651
Tcc Group Holdings	4,350,354	4,335,796
The Shanghai Commercial & Savings Bank Ltd.	2,450,439	3,053,944
Uni-President Enterprises Corp.	3,089,332	8,679,536
Unimicron Technology Corp.	878,000	4,301,930
United Microelectronics Corp.	7,213,000	10,440,420
Vanguard International Semiconductor Corp.	630,000	1,865,632
Vanguard International Semiconductor Corp. rights 10/18/24 (a)	64,704	17,221
Voltronic Power Technology Corp.	42,000	2,771,094
Walsin Lihwa Corp.	1,802,779	1,657,636
Wan Hai Lines Ltd.	449,415	1,193,708
Winbond Electronics Corp.	2,131,188	1,265,539
Wistron Corp.	1,761,000	5,938,292
Wiwynn Corp.	71,629	4,085,544
WPG Holding Co. Ltd.	1,021,880	2,329,341
Yageo Corp.	258,378	4,408,912
Yang Ming Marine Transport Corp.	1,118,000	2,302,753
Yuanta Financial Holding Co. Ltd.	6,623,049	6,664,332
Zhen Ding Technology Holding Ltd.	426,000	1,473,760
TOTAL TAIWAN		941,371,170
Thailand - 1.5%
Advanced Information Service PCL NVDR	747,400	6,079,298
Airports of Thailand PCL NVDR	2,788,300	5,052,569
Bangkok Dusit Medical Services PCL:
(For. Reg.)	18,200	14,825
NVDR	7,226,100	5,885,916
Bangkok Expressway and Metro PCL NVDR	4,938,600	1,152,481
Bumrungrad Hospital PCL NVDR	361,700	2,916,986
Central Pattana PCL:
(For. Reg.)	307,700	572,053
NVDR	1,017,600	1,891,848
Central Retail Corp. PCL NVDR	1,178,000	1,115,336
Charoen Pokphand Foods PCL NVDR	2,484,300	1,827,163
CP ALL PCL NVDR	3,656,400	6,848,411
CP Axtra PCL NVDR	1,200,094	1,197,393
Delta Electronics PCL NVDR	1,985,500	8,063,849
Gulf Energy Development PCL NVDR	1,913,300	3,770,289
Home Product Center PCL NVDR	3,882,200	1,096,499
Intouch Holdings PCL NVDR	626,100	1,983,596
Kasikornbank PCL NVDR	379,600	1,644,043
Krung Thai Bank PCL:
(For. Reg.)	342,100	207,628
NVDR	1,894,800	1,149,998
Krungthai Card PCL NVDR	588,400	830,211
Minor International PCL NVDR	2,219,600	1,758,014
PTT Exploration and Production PCL NVDR	911,900	3,422,406
PTT Global Chemical PCL NVDR	1,481,500	1,141,089
PTT Oil & Retail Business PCL NVDR	1,970,000	898,339
PTT PCL NVDR	6,271,800	6,226,310
Robinsons Department Store PCL (For. Reg.) (d)	55,100	0
SCB X PCL:
(For. Reg.)	222,300	747,061
NVDR	312,300	1,049,514
SCG Packaging PCL NVDR	849,600	640,173
Siam Cement PCL NVDR	512,700	3,189,326
Thai Oil PCL NVDR	814,421	989,342
TMBThanachart Bank PCL NVDR	15,442,800	814,208
True Corp. PCL (a)	2,189,832	796,868
True Corp. PCL NVDR (a)	4,467,498	1,625,699
TOTAL THAILAND		76,598,741
Turkey - 0.6%
Akbank TAS	1,994,571	2,945,434
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,809	743,017
Aselsan A/S	876,400	1,556,368
Bim Birlesik Magazalar A/S JSC	291,444	3,967,857
Coca-Cola Icecek Sanayi A/S	536,720	797,287
Eregli Demir ve Celik Fabrikalari T.A.S.	892,911	1,240,408
Ford Otomotiv Sanayi A/S	44,876	1,281,517
Haci Omer Sabanci Holding A/S	669,946	1,627,696
Koc Holding A/S	486,451	2,399,248
Pegasus Hava Tasimaciligi A/S	143,549	970,260
Sasa Polyester Sanayi A/S	6,881,499	773,202
Tofas Turk Otomobil Fabrikasi A/S	79,383	435,547
Turk Hava Yollari AO (a)	351,922	2,798,738
Turkcell Iletisim Hizmet A/S	774,122	1,914,690
Turkiye Is Bankasi A/S Series C	5,596,841	1,920,877
Turkiye Petrol Rafinerileri A/S	618,829	2,611,489
Turkiye Sise ve Cam Fabrikalari A/S	879,779	1,004,948
Yapi ve Kredi Bankasi A/S	2,158,443	1,542,060
TOTAL TURKEY		30,530,643
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	1,834,933	4,466,125
Abu Dhabi Islamic Bank	912,788	3,131,220
Abu Dhabi National Oil Co. for Distribution PJSC	1,903,881	1,871,200
ADNOC Drilling Co. PJSC	1,765,307	2,436,696
Aldar Properties PJSC	2,306,624	4,785,253
Americana Restaurants International PLC	1,836,286	1,129,853
Dubai Islamic Bank Pakistan Ltd.	1,786,664	3,040,157
Emaar Properties PJSC	4,223,392	9,992,044
Emirates NBD Bank PJSC	1,197,196	6,192,871
Emirates Telecommunications Corp.	2,431,837	11,731,981
First Abu Dhabi Bank PJSC	3,002,982	10,742,893
Multiply Group (a)	1,786,175	1,103,883
TOTAL UNITED ARAB EMIRATES		60,624,176
United Kingdom - 0.1%
AngloGold Ashanti PLC	268,534	7,491,866
United States of America - 0.1%
JBS SA	497,000	3,095,880
Legend Biotech Corp. ADR (a)	46,365	2,087,352
TOTAL UNITED STATES OF AMERICA		5,183,232
TOTAL COMMON STOCKS (Cost $3,522,677,016)		5,017,909,447

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	281,705	2,254,786
Korea (South) - 0.4%
Hyundai Motor Co. Ltd.	15,659	1,774,206
Hyundai Motor Co. Ltd. Series 2	21,788	2,525,547
LG Chemical Ltd.	4,820	728,054
LG H & H Co. Ltd.	247	26,079
Samsung Electronics Co. Ltd.	524,007	18,085,029
TOTAL KOREA (SOUTH)		23,138,915
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	3,570,022	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,808,590)		25,393,701

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $4,059,655)	4,071,000	4,060,569

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (g)	767	767
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	43,537,727	43,542,081
TOTAL MONEY MARKET FUNDS (Cost $43,542,847)		43,542,848

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,592,088,108)	5,090,906,565
NET OTHER ASSETS (LIABILITIES) - 0.6%	32,769,467
NET ASSETS - 100.0%	5,123,676,032

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,387	Dec 2024	78,122,775	(346,176)	(346,176)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,221,025 or 5.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,916,078.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	215,977,603	1,820,270,049	2,036,243,732	7,587,615	(3,154)	1	767	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	26,639,700	286,367,721	269,465,340	456,537	-	-	43,542,081	0.2%
Total	242,617,303	2,106,637,770	2,305,709,072	8,044,152	(3,154)	1	43,542,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	457,259,094	64,505,248	392,753,846	-
Consumer Discretionary	683,616,228	97,706,037	585,910,191	-
Consumer Staples	251,785,364	66,854,922	184,930,439	3
Energy	231,361,416	77,468,893	153,892,522	1
Financials	1,174,595,844	352,681,573	821,914,270	1
Health Care	176,861,452	16,847,277	160,014,175	-
Industrials	336,114,260	55,387,839	280,726,421	-
Information Technology	1,181,170,887	7,050,630	1,174,120,257	-
Materials	327,169,053	106,554,984	220,390,302	223,767
Real Estate	80,077,309	32,517,282	47,560,027	-
Utilities	143,292,241	47,138,304	96,153,935	2

Government Obligations	4,060,569	-	4,060,569	-

Money Market Funds	43,542,848	43,542,848	-	-
Total Investments in Securities:	5,090,906,565	968,255,837	4,122,426,954	223,774
Derivative Instruments: Liabilities
Futures Contracts	(346,176)	(346,176)	-	-
Total Liabilities	(346,176)	(346,176)	-	-
Total Derivative Instruments:	(346,176)	(346,176)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(346,176)
Total Equity Risk	0	(346,176)
Total Value of Derivatives	0	(346,176)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $40,709,476) - See accompanying schedule:
Unaffiliated issuers (cost $3,548,545,261)	$5,047,363,717
Fidelity Central Funds (cost $43,542,847)	43,542,848

Total Investment in Securities (cost $3,592,088,108)		$5,090,906,565
Foreign currency held at value (cost $27,732,892)		27,633,801
Receivable for investments sold		73,170,555
Receivable for fund shares sold		28,393,069
Dividends receivable		6,276,485
Distributions receivable from Fidelity Central Funds		566,457
Prepaid expenses		6,739
Receivable from investment adviser for expense reductions		176,811
Other receivables		765
Total assets		5,227,131,247
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	202,711
Payable for fund shares redeemed	2,436,656
Accrued management fee	362,135
Notes payable to affiliates	20,421,000
Payable for daily variation margin on futures contracts	230,498
Deferred taxes	34,239,218
Other payables and accrued expenses	2,009,662
Collateral on securities loaned	43,553,334
Total liabilities		103,455,215
Net Assets		$5,123,676,032
Net Assets consist of:
Paid in capital		$4,495,651,168
Total accumulated earnings (loss)		628,024,864
Net Assets		$5,123,676,032
Net Asset Value, offering price and redemption price per share ($5,123,676,032 ÷ 356,973,111 shares)		$14.35
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$157,384,655
Interest		574,692
Income from Fidelity Central Funds (including $456,537 from security lending)		8,044,152
Income before foreign taxes withheld		$166,003,499
Less foreign taxes withheld		(17,963,034)
Total income		148,040,465
Expenses
Management fee	$3,903,648
Custodian fees and expenses	3,138,116
Independent trustees' fees and expenses	13,294
Registration fees	161,057
Audit fees	92,666
Legal	3,818
Interest	195,536
Miscellaneous	19,156
Total expenses before reductions	7,527,291
Expense reductions	(3,498,410)
Total expenses after reductions		4,028,881
Net Investment income (loss)		144,011,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $16,052,995)	(115,908,067)
Fidelity Central Funds	(3,154)
Foreign currency transactions	(1,140,066)
Futures contracts	38,657,294
Total net realized gain (loss)		(78,393,993)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $24,160,385)	981,746,650
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(431,267)
Futures contracts	6,832,675
Total change in net unrealized appreciation (depreciation)		988,148,059
Net gain (loss)		909,754,066
Net increase (decrease) in net assets resulting from operations		$1,053,765,650
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,011,584	$104,406,121
Net realized gain (loss)	(78,393,993)	(163,057,283)
Change in net unrealized appreciation (depreciation)	988,148,059	402,410,789
Net increase (decrease) in net assets resulting from operations	1,053,765,650	343,759,627
Distributions to shareholders	(104,651,089)	(87,971,565)

Share transactions
Proceeds from sales of shares	2,800,927,863	1,703,730,387
Reinvestment of distributions	103,468,129	87,324,787
Cost of shares redeemed	(2,238,500,861)	(1,494,269,332)

Net increase (decrease) in net assets resulting from share transactions	665,895,131	296,785,842
Total increase (decrease) in net assets	1,615,009,692	552,573,904

Net Assets
Beginning of period	3,508,666,340	2,956,092,436
End of period	$5,123,676,032	$3,508,666,340

Other Information
Shares
Sold	210,593,568	137,300,618
Issued in reinvestment of distributions	8,172,838	7,193,146
Redeemed	(155,539,671)	(117,777,572)
Net increase (decrease)	63,226,735	26,716,192

Financial Highlights
Fidelity® SAI Emerging Markets Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.94	$11.07	$16.49	$14.45	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.37	.37	.41	.36	.30
Net realized and unrealized gain (loss)	2.39	.81	(5.38)	1.93	.80
Total from investment operations	2.76	1.18	(4.97)	2.29	1.10
Distributions from net investment income	(.35)	(.31)	(.45)	(.25)	(.36)
Total distributions	(.35)	(.31)	(.45)	(.25)	(.36)
Net asset value, end of period	$14.35	$11.94	$11.07	$16.49	$14.45
Total Return C	23.48%	10.58%	(30.89)%	15.87%	8.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.14%	.15%	.15%	.13%	.14%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.76%	2.93%	2.95%	2.10%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,123,676	$3,508,666	$2,956,092	$3,806,157	$3,564,409
Portfolio turnover rate F	29%	32%	30%	16%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,718,398,539
Gross unrealized depreciation	(302,554,008)
Net unrealized appreciation (depreciation)	$1,415,844,531
Tax Cost	$3,675,062,034

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$109,035,156
Capital loss carryforward	$(862,114,716)
Net unrealized appreciation (depreciation) on securities and other investments	$1,415,343,641

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(439,893,697)
Long-term	(422,221,019)
Total capital loss carryforward	$(862,114,716)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$104,651,089	$ 87,971,565

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	2,300,159,163	1,434,821,579
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Index Fund	Borrower	115,631,333	5.07%	195,536

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Emerging Markets Index Fund	7,962
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Index Fund	49,194	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,406,051.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $92,359.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	32%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Emerging Markets Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $5,322,380 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 38.04% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3881 and $0.0582 for the dividend paid December 18, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.075% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9879600.108
SV6-ANN-1224
Fidelity® Emerging Markets Index Fund
Fidelity® Global ex U.S. Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
Brazil - 4.6%
Ambev SA	4,776,000	10,442,775
Atacadao SA	635,400	823,253
B3 SA - Brasil Bolsa Balcao	5,598,742	10,285,360
Banco Bradesco SA	1,665,280	3,669,959
Banco Bradesco SA (PN)	5,322,104	13,229,538
Banco BTG Pactual SA unit	1,190,000	6,694,252
Banco do Brasil SA	1,733,000	7,893,216
BB Seguridade Participacoes SA	707,000	4,191,197
BRF SA (a)	593,900	2,694,736
Caixa Seguridade Participacoes	604,000	1,504,541
CCR SA	1,012,200	2,144,900
Centrais Eletricas Brasileiras SA (Electrobras)	1,177,965	7,737,088
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	280,806	2,050,342
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	449,200	7,154,999
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,826,374	3,592,152
Companhia Paranaense de Energia-COPEL (PN-B)	1,097,100	1,861,743
Companhia Siderurgica Nacional SA (CSN)	666,700	1,357,411
Cosan SA	1,229,496	2,513,907
CPFL Energia SA	230,400	1,306,061
Embraer SA (a)	710,800	5,960,938
Energisa SA unit	244,200	1,822,766
ENGIE Brasil Energia SA	204,950	1,470,234
Equatorial Energia SA	1,229,073	6,829,010
Gerdau SA	1,401,170	4,435,540
Hapvida Participacoes e Investimentos SA (a)(b)	4,942,244	3,009,341
Hypera SA (a)	382,700	1,463,037
Inter & Co., Inc. Class A (c)	243,495	1,597,327
Itau Unibanco Holding SA	4,894,831	29,652,300
Itausa SA	5,476,547	10,051,404
Klabin SA unit	828,290	2,988,830
Localiza Rent a Car SA	929,379	6,755,437
Natura & Co. Holding SA	909,590	2,157,186
Nu Holdings Ltd. Class A (a)	2,996,736	45,220,746
PagSeguro Digital Ltd. (a)	200,400	1,611,216
Petroleo Brasileiro SA - Petrobras:
(ON)	3,758,097	25,392,459
(PN) (non-vtg.)	4,532,000	28,152,039
PRIO SA	811,700	5,754,029
Raia Drogasil SA	1,301,336	5,479,167
Rede D'Oregon Sao Luiz SA (b)	809,220	4,109,862
Rumo SA	1,308,400	4,503,998
Sendas Distribuidora SA (a)	1,361,800	1,764,411
StoneCo Ltd. Class A (a)	253,489	2,813,728
Suzano SA	790,417	8,172,296
Telefonica Brasil SA	417,300	3,799,871
TIM SA	855,000	2,452,196
Totvs SA	560,900	2,895,268
Ultrapar Participacoes SA	732,600	2,647,341
Vale SA	3,439,707	36,926,468
Vibra Energia SA	1,016,091	3,921,360
Weg SA	1,696,564	15,880,067
XP, Inc. Class A	374,841	6,544,724
TOTAL BRAZIL		377,382,026
Chile - 0.4%
Banco de Chile	46,026,927	5,361,877
Banco de Credito e Inversiones	88,496	2,595,730
Banco Santander Chile	66,799,497	3,316,977
Cencosud SA	1,294,886	2,685,614
Empresas CMPC SA	1,136,183	1,809,299
Empresas COPEC SA	394,264	2,489,216
Enel Americas SA	21,653,210	2,028,116
Enel Chile SA	27,970,328	1,484,311
Falabella SA (a)	886,804	3,183,167
LATAM Airlines Group SA	150,187,336	2,008,913
Sociedad Quimica y Minera de Chile SA (PN-B)	144,271	5,552,382
TOTAL CHILE		32,515,602
China - 26.7%
360 Security Technology, Inc. (A Shares)	435,300	591,373
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	134,900	309,282
AAC Technology Holdings, Inc.	726,000	2,932,319
Accelink Technologies Co. Ltd. (A Shares)	48,200	307,940
ACM Research Shanghai, Inc. (A Shares)	17,732	265,768
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	37,693	1,017,759
AECC Aero-Engine Control Co. Ltd. (A Shares)	81,600	274,805
AECC Aviation Power Co. Ltd.	162,900	978,987
Agricultural Bank of China Ltd.:
(A Shares)	5,122,600	3,406,060
(H Shares)	28,012,000	13,763,601
Aier Eye Hospital Group Co. Ltd. (A Shares)	565,871	1,150,842
Air China Ltd.:
(A Shares) (a)	635,500	655,220
(H Shares) (a)(c)	144,000	81,046
Airtac International Group	141,551	3,930,884
Akeso, Inc. (a)(b)	612,000	4,932,689
Alibaba Group Holding Ltd.	15,367,040	187,974,477
Alibaba Health Information Technology Ltd. (a)(c)	5,692,000	2,878,544
Aluminum Corp. of China Ltd.:
(A shares)	807,400	864,495
(H Shares)	3,978,000	2,534,588
Amlogic Shanghai Co. Ltd. (A Shares)	25,381	248,020
Angel Yeast Co. Ltd. (A Shares)	53,100	271,721
Anhui Conch Cement Co. Ltd.:
(A Shares)	240,000	902,271
(H Shares)	1,243,000	3,610,721
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	24,300	644,534
(B Shares)	115,900	1,774,520
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	132,200	760,566
Anhui Kouzi Distillery Co. Ltd. (A Shares)	36,800	200,429
Anhui Yingjia Distillery Co. Ltd. (A Shares)	40,600	343,257
Anjoy Foods Group Co. Ltd. (A Shares)	17,900	215,571
Anker Innovations Technology Co. Ltd. (A Shares)	32,110	361,795
Anta Sports Products Ltd.	1,288,000	13,747,069
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	20,840	243,270
Autobio Diagnostics Co. Ltd.	36,000	227,646
Autohome, Inc. ADR Class A	67,367	1,893,013
Avary Holding Shenzhen Co. Ltd. (A Shares)	140,400	738,832
AviChina Industry & Technology Co. Ltd. (H Shares)	2,505,000	1,345,515
Avicopter PLC (A Shares)	50,600	298,671
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	335,300	388,873
Baidu, Inc. Class A (a)	2,304,452	26,295,711
Bank of Beijing Co. Ltd. (A Shares)	1,277,080	1,014,698
Bank of Changsha Co. Ltd. (A Shares)	244,000	292,393
Bank of Chengdu Co. Ltd. (A Shares)	231,400	501,248
Bank of China Ltd.:
(A Shares)	2,210,200	1,497,322
(H Shares)	80,162,000	38,047,282
Bank of Communications Co. Ltd.:
(A Shares)	2,358,100	2,357,241
(H Shares)	8,873,000	6,720,281
Bank of Hangzhou Co. Ltd. (A Shares)	360,220	701,770
Bank of Jiangsu Co. Ltd. (A Shares)	1,112,100	1,377,646
Bank of Nanjing Co. Ltd. (A Shares)	625,300	901,313
Bank of Ningbo Co. Ltd. (A Shares)	400,780	1,440,420
Bank of Shanghai Co. Ltd. (A Shares)	857,877	934,919
Bank of Suzhou Co. Ltd.	221,200	237,466
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,345,100	1,233,987
BeiGene Ltd. (a)	700,530	11,033,035
Beijing Enlight Media Co. Ltd. (A Shares)	177,600	220,925
Beijing Enterprises Holdings Ltd.	508,500	1,666,022
Beijing Enterprises Water Group Ltd.	4,058,000	1,208,221
Beijing Kingsoft Office Software, Inc. (A Shares)	28,076	1,014,674
Beijing New Building Materials PLC (A Shares)	102,200	447,928
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	70,400	144,483
Beijing Roborock Technology Co. Ltd. (A Shares)	11,116	368,459
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	119,760	362,237
Beijing Tongrentang Co. Ltd. (A Shares)	83,200	463,093
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	64,307	644,405
Beijing Yanjing Brewery Co. Ltd. (A Shares)	173,100	247,212
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,979,200	2,272,699
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	36,660	249,732
Bilibili, Inc. Class Z (a)	233,712	5,163,644
Bloomage Biotechnology Corp. Ltd. (A Shares)	29,224	246,761
BOC Aviation Ltd. Class A (b)	210,300	1,631,091
BOC International China Co. Ltd.	168,300	274,118
BOE Technology Group Co. Ltd. (A Shares)	2,238,800	1,468,900
Bosideng International Holdings Ltd.	3,890,000	2,181,300
By-Health Co. Ltd. (A Shares)	103,700	185,465
BYD Co. Ltd.:
(A Shares)	110,100	4,535,034
(H Shares)	1,054,000	38,069,024
BYD Electronic International Co. Ltd.	796,500	3,413,336
C&D International Investment Group Ltd. (c)	712,859	1,348,940
Caitong Securities Co. Ltd.	280,290	325,681
Cambricon Technologies Corp. Ltd. (A Shares) (a)	25,258	1,608,026
Cathay Biotech, Inc. (A Shares)	35,591	235,663
CGN Power Co. Ltd.:
(A Shares)	949,000	537,919
(H Shares) (b)	10,718,000	3,852,460
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,700	361,939
Changjiang Securities Co. Ltd. (A Shares)	335,100	332,683
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	17,300	333,543
Chaozhou Three-Circle Group Co. (A Shares)	116,800	609,736
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	100,700	266,432
China CITIC Bank Corp. Ltd.:
(A Shares)	32,900	30,222
(H Shares)	8,978,000	5,595,501
China Coal Energy Co. Ltd. (H Shares)	2,077,000	2,591,013
China Communications Services Corp. Ltd. (H Shares)	2,414,000	1,296,918
China Construction Bank Corp.:
(A Shares)	565,100	630,053
(H Shares)	97,205,000	75,454,074
China CSSC Holdings Ltd. (A Shares)	271,000	1,398,662
China Eastern Airlines Corp. Ltd. (A Shares) (a)	1,013,500	547,082
China Energy Engineering Corp. Ltd. (A Shares)	1,976,900	650,118
China Everbright Bank Co. Ltd.:
(A Shares)	2,711,100	1,314,744
(H Shares)	3,349,000	1,132,025
China Feihe Ltd. (b)	3,667,000	2,767,647
China Galaxy Securities Co. Ltd.:
(A Shares)	424,100	867,904
(H Shares)	3,576,000	3,183,280
China Gas Holdings Ltd.	2,742,800	2,355,390
China Great Wall Securities Co. Ltd. (A Shares)	243,100	291,823
China Greatwall Technology Group Co. Ltd. (A Shares) (a)	189,000	420,344
China Hongqiao Group Ltd.	2,872,000	4,614,428
China Huishan Dairy Holdings Co. Ltd. (a)(d)	888,000	1
China International Capital Corp. Ltd.	142,300	708,261
China International Capital Corp. Ltd. (H Shares) (b)	1,552,800	2,806,376
China Jushi Co. Ltd. (A Shares)	237,604	377,434
China Life Insurance Co. Ltd.:
(A Shares)	167,400	985,391
(H Shares)	7,524,000	15,948,944
China Literature Ltd. (a)(b)	413,600	1,493,334
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,183,000	2,830,348
China Mengniu Dairy Co. Ltd.	3,180,000	7,121,483
China Merchants Bank Co. Ltd.:
(A Shares)	1,238,200	6,505,882
(H Shares)	3,958,346	19,370,277
China Merchants Energy Shipping Co. Ltd. (A Shares)	494,100	466,572
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	341,800	558,139
China Merchants Holdings International Co. Ltd.	1,271,283	2,090,646
China Merchants Securities Co. Ltd. (A Shares)	450,100	1,217,324
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	548,400	871,310
China Minmetals Rare Earth Co. Ltd. (A Shares)	65,200	277,909
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,557,400	1,358,409
(H Shares)	6,197,040	2,301,696
China National Building Materials Co. Ltd. (H Shares)	4,578,000	1,947,671
China National Chemical Engineering Co. Ltd. (A Shares)	370,700	421,396
China National Medicines Corp. Ltd. (A Shares)	47,300	210,041
China National Nuclear Power Co. Ltd. (A Shares)	1,143,300	1,614,804
China National Software & Service Co. Ltd. (A Shares) (a)	51,910	331,176
China Northern Rare Earth Group High-Tech Co. Ltd.	220,500	663,578
China Oilfield Services Ltd. (H Shares)	1,834,000	1,716,015
China Overseas Land and Investment Ltd.	3,869,000	7,392,955
China Pacific Insurance (Group) Co. Ltd.	410,400	2,123,045
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,671,200	9,276,686
China Petroleum & Chemical Corp.:
(A Shares)	2,012,300	1,747,971
(H Shares)	24,533,000	13,819,205
China Power International Development Ltd.	4,372,563	1,877,146
China Railway Group Ltd.:
(A Shares)	1,218,900	1,098,285
(H Shares)	4,290,000	2,140,792
China Railway Signal & Communications Corp. (A Shares)	436,304	384,714
China Resource Gas Group Ltd.	935,500	3,606,942
China Resources Beer Holdings Co. Ltd.	1,638,878	6,070,889
China Resources Land Ltd.	3,242,244	10,807,813
China Resources Microelectronics Ltd. (A Shares)	80,440	568,904
China Resources Mixc Lifestyle Services Ltd. (b)	692,000	2,854,789
China Resources Pharmaceutical Group Ltd. (b)	1,902,500	1,345,688
China Resources Power Holdings Co. Ltd.	1,943,691	4,675,544
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	77,780	492,407
China Ruyi Holdings Ltd. (a)(c)	6,312,000	1,549,905
China Shenhua Energy Co. Ltd.:
(A Shares)	398,800	2,243,856
(H Shares)	3,416,000	14,791,019
China Southern Airlines Ltd.:
(A Shares) (a)	545,600	472,812
(H Shares) (a)(c)	270,000	118,013
China State Construction Engineering Corp. Ltd. (A Shares)	2,518,480	2,132,360
China State Construction International Holdings Ltd.	2,035,000	2,986,862
China Taiping Insurance Group Ltd.	1,451,977	2,500,958
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,740,600	1,163,147
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	117,500	1,120,586
(H Shares) (b)(c)	1,200	8,194
China Tower Corp. Ltd. (H Shares) (b)	44,804,000	6,045,451
China United Network Communications Ltd. (A Shares)	1,938,400	1,358,955
China Vanke Co. Ltd.:
(A Shares) (a)	581,400	759,945
(H Shares) (a)(c)	2,239,800	2,132,428
China XD Electric Co. Ltd. (A Shares)	310,700	360,540
China Yangtze Power Co. Ltd. (A Shares)	1,483,500	5,749,272
China Zheshang Bank Co. Ltd.	1,307,980	521,993
Chongqing Brewery Co. Ltd. (A Shares)	29,500	240,843
Chongqing Changan Automobile Co. Ltd. (A Shares)	501,576	933,311
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	490,600	384,603
(H Shares)	61,000	33,082
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	145,250	579,616
Chow Tai Fook Jewellery Group Ltd.	2,017,000	1,910,408
CITIC Pacific Ltd.	5,872,000	6,897,313
CITIC Pacific Special Steel Group Co. Ltd.	204,300	347,752
CITIC Securities Co. Ltd.:
(A Shares)	738,395	2,912,634
(H Shares)	1,595,425	4,406,310
Cmoc Group Ltd.:
(A Shares)	1,039,500	1,103,080
(H Shares)	3,813,000	3,156,264
CNGR Advanced Material Co. Ltd.	56,620	305,218
CNOOC Energy Technology & Services Ltd. (A Shares)	412,000	252,643
CNPC Capital Co. Ltd. (A Shares)	511,800	635,944
Contemporary Amperex Technology Co. Ltd.	266,780	9,255,868
COSCO Shipping Development Co. Ltd. (A Shares)	596,200	222,058
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	222,600	409,585
(H Shares)	1,292,000	1,236,548
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	754,310	1,544,586
(H Shares)	2,940,050	4,354,026
CRRC Corp. Ltd.:
(A Shares)	1,427,100	1,667,341
(H Shares)	4,492,000	2,907,532
CSC Financial Co. Ltd. (A Shares)	263,100	940,116
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	85,460	306,941
CSPC Pharmaceutical Group Ltd.	8,389,840	6,211,277
Daqin Railway Co. Ltd. (A Shares)	1,100,900	1,007,579
Datang International Power Generation Co. Ltd. (A Shares)	747,600	309,729
Dong-E-E-Jiao Co. Ltd. (A Shares)	39,300	325,397
Dongfang Electric Corp. Ltd. (A Shares)	168,200	372,663
Dongxing Securities Co. Ltd. (A Shares)	194,800	301,118
East Money Information Co. Ltd. (A Shares)	957,117	3,115,092
Eastroc Beverage Group Co. Ltd. (A Shares)	26,400	786,116
Ecovacs Robotics Co. Ltd. Class A	34,800	255,105
Empyrean Technology Co. Ltd. (A Shares)	27,600	387,473
ENN Energy Holdings Ltd.	800,400	5,639,054
ENN Natural Gas Co. Ltd. (A Shares)	157,600	406,389
Eoptolink Technology, Inc. Ltd. (A Shares)	43,000	779,335
Eve Energy Co. Ltd. (A shares)	123,955	845,872
Everbright Securities Co. Ltd. (A Shares)	236,300	575,237
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	714,592	253,369
Far East Horizon Ltd.	1,956,000	1,365,267
FAW Jiefang Group Co. Ltd. (A Shares)	186,900	226,318
Flat Glass Group Co. Ltd. (A Shares)	115,000	464,903
Focus Media Information Technology Co. Ltd. (A Shares)	877,120	888,813
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	281,956	1,735,231
Fosun International Ltd.	2,474,000	1,404,589
Founder Securities Co. Ltd. (A Shares)	498,100	605,500
Foxconn Industrial Internet Co. Ltd. (A Shares)	803,296	2,693,223
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	148,000	1,183,794
(H Shares) (b)	582,000	4,116,834
GalaxyCore, Inc. (A Shares)	131,465	284,540
Ganfeng Lithium Group Co. Ltd. (A Shares)	97,500	465,221
GCL Technology Holdings Ltd. (a)	21,754,000	4,803,441
GD Power Development Co. Ltd. (A Shares)	1,078,700	733,551
Geely Automobile Holdings Ltd.	6,103,000	10,728,463
GEM Co. Ltd. (A Shares)	311,300	305,098
Genscript Biotech Corp. (a)(c)	1,182,000	1,807,957
GF Securities Co. Ltd.:
(A Shares)	345,000	785,012
(H Shares)	22,400	31,822
Giant Biogene Holding Co. Ltd. (b)	312,000	2,116,092
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	40,484	510,731
Ginlong Technologies Co. Ltd. (A Shares)	24,250	246,077
GoerTek, Inc. (A Shares)	207,000	679,330
Goldwind Science & Technology Co. Ltd. (A Shares)	208,900	319,549
Goneo Group Co. Ltd. (A Shares)	39,425	403,806
Gotion High-tech Co. Ltd. (A Shares)	108,500	346,507
Great Wall Motor Co. Ltd.:
(A Shares)	148,500	546,607
(H Shares)	2,348,500	3,734,536
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	170,500	1,042,791
GRG Banking Equipment Co. Ltd. (A Shares)	152,700	263,849
Guangdong Haid Group Co. Ltd. (A Shares)	101,300	624,647
Guangdong Investment Ltd.	2,974,000	1,893,181
Guanghui Energy Co. Ltd. (A Shares)	406,000	435,637
Guangzhou Automobile Group Co. Ltd.	309,600	347,597
Guangzhou Automobile Group Co. Ltd. (H Shares) (c)	2,780,000	974,488
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	142,400	193,921
Guangzhou Baiyunshan Pharma Health (A Shares)	86,700	340,418
Guangzhou Haige Communications Group (A Shares)	151,000	239,977
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	115,800	308,152
Guolian Securities Co. Ltd.	144,100	249,035
Guosen Securities Co. Ltd. (A Shares)	389,600	631,631
Guotai Junan Securities Co. Ltd. (A Shares)	455,900	1,215,250
Guoyuan Securities Co. Ltd. (A Shares)	264,510	314,805
H World Group Ltd. ADR	206,036	7,559,461
Haidilao International Holding Ltd. (b)	1,688,000	3,404,561
Haier Smart Home Co. Ltd.	2,458,600	8,922,816
Haier Smart Home Co. Ltd. (A Shares)	379,600	1,559,481
Hainan Airlines Co. Ltd. (A Shares) (a)	2,539,000	493,381
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	679,500	336,430
Haitian International Holdings Ltd.	644,000	1,781,292
Haitong Securities Co. Ltd.:
(A Shares)	577,000	955,734
(H Shares) (c)	2,771,600	2,308,475
Hanergy Mobile Energy Holding (a)(d)	1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	157,857	414,236
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	72,700	292,692
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	101,100	439,521
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	21,100	186,631
(H Shares) (b)	3,300	14,899
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,200,000	2,797,860
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	77,500	225,292
Heilongjiang Agriculture Co. Ltd. (A Shares)	110,500	240,560
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	136,800	343,364
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	210,523	736,426
Hengan International Group Co. Ltd.	644,500	1,903,117
Hengli Petrochemical Co. Ltd. (A Shares)	425,140	820,793
Hengtong Optic-electric Co. Ltd. (A Shares)	149,600	364,148
Hengyi Petrochemical Co. Ltd. (A Shares)	221,620	198,879
Hisense Electric Co. Ltd. (A Shares)	78,700	246,696
Hisense Home Appliances Group Co. Ltd.:
(A Shares)	54,100	213,129
(H Shares) (c)	350,000	1,108,901
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	32,600	939,892
HLA Group Corp. Ltd. (A Shares)	290,000	231,980
Hoshine Silicon Industry Co. Ltd. (A Shares)	47,700	396,079
Hua Hong Semiconductor Ltd. (b)	661,000	1,848,749
Huadian Power International Corp. Ltd. (A Shares)	514,300	416,832
Huadong Medicine Co. Ltd. (A Shares)	107,980	501,302
Huafon Chemical Co. Ltd. (A Shares) (d)	299,600	341,347
Huagong Tech Co. Ltd. (A Shares)	61,300	338,061
Huaibei Mining Holdings Co. Ltd. (A Shares)	164,000	356,395
Hualan Biological Engineer, Inc. (A Shares)	110,860	256,813
Huaneng Lancang River Hydropower, Inc. (A Shares)	325,500	445,677
Huaneng Power International, Inc.:
(A Shares)	537,000	547,671
(H Shares)	4,302,000	2,304,999
Huatai Securities Co. Ltd.:
(A Shares)	396,900	983,212
(H Shares) (b)	1,371,800	2,322,001
Huaxia Bank Co. Ltd. (A Shares)	800,200	794,998
Huayu Automotive Systems Co. Ltd. (A Shares)	190,600	404,241
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	55,800	236,758
Huizhou Desay SV Automotive Co. Ltd.	33,600	574,179
Humanwell Healthcare Group Co. Ltd. (A Shares)	98,800	299,008
Hunan Valin Steel Co. Ltd. (A Shares)	420,300	277,157
Hundsun Technologies, Inc. (A Shares)	115,452	434,097
Hwatsing Technology Co. Ltd. (A Shares)	14,371	388,562
Hygon Information Technology Co. Ltd. (A Shares)	141,009	2,542,212
IEIT Systems Co. Ltd. (A Shares)	89,596	585,586
iFlytek Co. Ltd. (A Shares)	140,800	906,595
IMEIK Technology Development Co. Ltd. (A Shares)	18,400	549,568
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,851,200	3,270,906
(H Shares)	70,114,000	42,058,343
Industrial Bank Co. Ltd. (A Shares)	1,259,700	3,236,953
Industrial Securities Co. Ltd. (A Shares)	521,810	478,812
Ingenic Semiconductor Co. Ltd. (A Shares)	29,300	299,709
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	386,100	1,516,847
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,787,700	669,606
Inner Mongolia Dian Tou Energy Corp. Ltd.	138,700	391,575
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	517,500	309,447
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,078,404	2,499,980
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	226,100	214,547
Innovent Biologics, Inc. (a)(b)	1,233,500	5,362,242
iQIYI, Inc. ADR (a)	477,189	1,245,463
iSoftStone Information Technology Group Co. Ltd. (A Shares)	57,800	549,640
JA Solar Technology Co. Ltd. (A Shares)	201,172	547,185
JCET Group Co. Ltd. (A Shares)	108,600	605,599
JCHX Mining Management Co. Ltd. (A Shares)	37,400	210,000
JD Health International, Inc. (a)(b)	1,128,350	4,038,762
JD Logistics, Inc. (a)(b)	2,007,700	4,085,429
JD.com, Inc. Class A	2,496,557	50,628,247
Jiangsu Eastern Shenghong Co. Ltd.	394,900	438,603
Jiangsu Expressway Co. Ltd. (H Shares)	1,228,000	1,235,691
Jiangsu Hengli Hydraulic Co. Ltd.	81,076	589,575
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	387,075	2,538,291
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	76,100	470,204
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	62,300	232,003
Jiangsu Phoenix Publishing & Media Corp. Ltd.	151,800	214,622
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	91,500	1,034,204
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	24,960	202,827
Jiangsu Yoke Technology Co. Ltd. (A Shares)	28,700	255,741
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	61,700	293,891
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	206,300	456,736
Jiangxi Copper Co. Ltd.:
(A Shares)	122,800	374,031
(H Shares)	1,128,000	1,897,419
Jinduicheng Molybdenum Co. Ltd. (A Shares)	198,500	299,175
Jinko Solar Co. Ltd. (A Shares)	607,441	809,284
Jointown Pharmaceutical Group (A Shares)	308,210	223,946
Juneyao Airlines Co. Ltd. (A shares)	129,200	231,782
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	9,606	0
Kanzhun Ltd. ADR	266,789	3,881,780
KE Holdings, Inc. ADR	653,862	14,339,194
Kingdee International Software Group Co. Ltd. (a)	3,080,000	3,224,315
Kingsoft Corp. Ltd.	947,200	3,264,286
Kuaishou Technology Class B (a)(b)	2,370,700	13,970,555
Kuang-Chi Technologies Co. Ltd. (A Shares)	128,100	762,903
Kunlun Energy Co. Ltd.	3,938,000	3,734,650
Kunlun Tech Co. Ltd. (A Shares)	74,800	426,015
Kweichow Moutai Co. Ltd. (A Shares)	76,200	16,360,487
Lb Group Co. Ltd. (A Shares)	144,273	382,143
Lenovo Group Ltd.	8,148,000	10,744,254
Lens Technology Co. Ltd. (A Shares)	302,300	954,034
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	113,900	192,875
Li Auto, Inc. Class A (a)	1,249,348	15,710,673
Li Ning Co. Ltd.	2,349,500	4,793,941
Liaoning Port Co. Ltd. (A Shares)	1,164,200	252,133
Lingyi iTech Guangdong Co. (A Shares)	423,600	533,744
Livzon Pharmaceutical Group, Inc. (A Shares)	38,600	198,730
Longfor Properties Co. Ltd. (b)	2,051,321	3,323,154
LONGi Green Energy Technology Co. Ltd.	459,448	1,275,582
Luxshare Precision Industry Co. Ltd. (A Shares)	436,828	2,572,763
Luzhou Laojiao Co. Ltd. (A Shares)	89,200	1,700,156
Mango Excellent Media Co. Ltd. (A Shares)	113,507	400,032
Maxscend Microelectronics Co. Ltd. (A Shares)	32,476	435,163
Meihua Holdings Group Co. Ltd. (A Shares)	174,000	231,486
Meituan Class B (a)(b)	5,035,720	118,995,942
Metallurgical Corp. China Ltd. (A Shares)	1,079,000	506,406
Midea Group Co. Ltd.:
(A Shares)	214,500	2,149,468
(H Shares) (c)	367,700	3,427,484
MINISO Group Holding Ltd. (c)	381,364	1,911,147
MMG Ltd. (a)	4,288,000	1,509,305
Montage Technology Co. Ltd. (A Shares)	69,206	664,516
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	331,140	2,031,327
Nanjing Iron & Steel Co. Ltd.	372,000	226,931
Nanjing Securities Co. Ltd. (A Shares)	221,300	282,045
NARI Technology Co. Ltd. (A Shares)	487,594	1,781,030
National Silicon Industry Group Co. Ltd. (A Shares)	166,669	524,560
NAURA Technology Group Co. Ltd.	32,200	1,771,913
NetEase, Inc.	1,953,950	31,436,712
New China Life Insurance Co. Ltd.	130,500	880,369
New China Life Insurance Co. Ltd. (H Shares)	880,400	2,971,136
New Hope Liuhe Co. Ltd. (A Shares) (a)	274,700	378,463
New Oriental Education & Technology Group, Inc.	1,505,210	9,419,691
Ninestar Corp. (A Shares) (a)	85,500	338,039
Ningbo Deye Technology Co. Ltd. (A Shares)	38,608	513,802
Ningbo Joyson Electronic Corp. (A shares)	84,500	197,454
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	41,600	330,809
Ningbo Sanxing Medical Electric Co. Ltd.	85,400	371,133
Ningbo Tuopu Group Co. Ltd. (A Shares)	102,150	620,568
Ningxia Baofeng Energy Group Co. Ltd.	443,900	991,331
NIO, Inc. (A Shares) (a)	1,371,189	7,052,623
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	2,035,200	7,582,867
Offshore Oil Enginering Co. Ltd. (A Shares)	272,400	207,592
OFILM Group Co. Ltd. (A Shares) (a)	192,700	476,291
Oppein Home Group, Inc. (A Shares)	30,760	304,311
Orient Securities Co. Ltd. (A Shares)	451,808	668,618
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	577,400	233,376
PDD Holdings, Inc. ADR (a)	701,726	84,621,138
People's Insurance Co. of China Group Ltd.:
(A Shares)	538,400	537,927
(H Shares)	8,894,000	4,489,288
PetroChina Co. Ltd.:
(A Shares)	1,334,800	1,517,414
(H Shares)	21,290,000	15,986,973
Pharmaron Beijing Co. Ltd.:
(A Shares)	84,925	348,667
(H Shares) (b)(c)	12,775	24,712
PICC Property & Casualty Co. Ltd. (H Shares)	6,969,840	10,573,043
Ping An Bank Co. Ltd. (A Shares)	1,178,000	1,885,828
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	650,894	5,119,342
(H Shares)	6,776,500	41,985,735
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	152,300	217,157
Piotech, Inc. (A Shares)	16,874	381,220
Poly Developments & Holdings (A Shares)	725,400	1,102,686
Pop Mart International Group Ltd. (b)	542,800	4,907,395
Postal Savings Bank of China Co. Ltd.	1,715,100	1,256,693
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	8,088,000	4,644,791
Power Construction Corp. of China Ltd. (A Shares)	1,038,900	804,191
Qifu Technology, Inc. ADR	117,706	3,861,934
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	331,300	835,173
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	87,300	392,203
Rockchip Electronics Co. Ltd.	25,500	315,756
Rongsheng Petrochemical Co. Ltd. (A Shares)	612,300	811,207
SAIC Motor Corp. Ltd. (A Shares)	464,900	840,826
Sailun Group Co. Ltd. A Shares	198,800	404,701
Sanan Optoelectronics Co. Ltd. (A Shares)	303,300	584,429
Sany Heavy Industry Co. Ltd. (A Shares)	512,900	1,316,207
Satellite Chemical Co. Ltd. (A Shares)	204,556	543,474
SDIC Capital Co. Ltd.	389,700	434,326
SDIC Power Holdings Co. Ltd. (A Shares)	450,700	963,409
Seres Group Co. Ltd. (A Shares) (a)	91,400	1,497,164
SF Holding Co. Ltd. (A Shares)	292,100	1,836,273
SG Micro Corp. (A Shares)	28,675	359,002
Shaanxi Coal Industry Co. Ltd. (A Shares)	589,200	2,043,886
Shan Xi Hua Yang Group New Energy Co. Ltd.	222,600	234,074
Shandong Gold Mining Co. Ltd.:
(A Shares)	329,484	1,212,062
(H Shares) (b)	537,500	1,064,833
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	48,200	308,011
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	128,220	413,031
Shandong Linglong Tyre Co. Ltd. (A Shares)	88,500	241,797
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	714,400	409,063
Shandong Sun Paper Industry JSC Ltd. (A Shares)	170,200	311,282
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,513,200	1,555,358
Shanghai Baosight Software Co. Ltd.	730,521	1,105,730
Shanghai Baosight Software Co. Ltd. (A Shares)	131,345	496,018
Shanghai Electric Group Co. Ltd. (A Shares) (a)	770,300	975,986
Shanghai Electric Power Co. Ltd. (A Shares)	169,900	227,957
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	120,400	449,956
(H Shares)	19,500	37,082
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	12,514	332,350
Shanghai International Airport Co. Ltd. (A Shares)	74,300	365,085
Shanghai International Port Group Co. Ltd. (A Shares)	421,900	353,242
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	142,860	227,542
Shanghai M&G Stationery, Inc. (A Shares)	56,300	229,440
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	158,200	430,579
(H Shares)	722,600	1,116,848
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,780,300	2,465,771
Shanghai Putailai New Energy Technology Co. Ltd.	129,264	305,508
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	405,900	419,823
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	586,600	639,221
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	50,100	860,620
Shanghai Zhangjiang High Ltd. (A Shares)	93,800	377,044
Shanjin International Gold Co. (A Shares)	168,580	424,671
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	118,600	221,433
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	184,100	377,097
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	74,040	2,091,045
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	350,960	406,135
Shenergy Co. Ltd. (A Shares)	295,700	358,350
Shengyi Technology Co. Ltd.	143,400	412,850
Shennan Circuits Co. Ltd. (A Shares)	31,040	454,895
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,361,500	1,018,145
Shenzhen Capchem Technology Co. Ltd. (A Shares)	45,580	246,212
Shenzhen Energy Group Co. Ltd. (A Shares)	288,360	269,997
Shenzhen Goodix Technology Co. Ltd. (A Shares)	27,800	350,100
Shenzhen Inovance Technology Co. Ltd. (A Shares)	81,250	634,167
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	73,500	2,752,773
Shenzhen New Industries Biomedical Engineering Co. Ltd.	47,800	460,679
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	68,300	308,879
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	68,443	916,530
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	56,900	203,796
Shenzhou International Group Holdings Ltd.	835,100	6,448,651
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	101,560	242,736
Sichuan Chuantou Energy Co. Ltd. (A Shares)	294,900	693,675
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	96,800	436,906
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	353,000	379,554
Sieyuan Electric Co. Ltd. (A Shares)	47,000	504,568
Silergy Corp.	331,000	5,151,980
Sinolink Securities Co. Ltd. (A Shares)	224,400	288,396
Sinoma International Engineering Co. Ltd. (A Shares)	159,800	231,837
Sinopharm Group Co. Ltd. (H Shares)	1,356,400	3,379,188
Sinotruk Hong Kong Ltd.	697,000	1,881,259
Smoore International Holdings Ltd. (b)	1,862,000	2,430,934
Soochow Securities Co. Ltd. (A Shares)	300,145	343,245
Southwest Securities Co. Ltd. (A Shares)	400,000	270,246
Spring Airlines Co. Ltd. (A Shares)	58,300	450,770
Sungrow Power Supply Co. Ltd. (A Shares)	125,740	1,602,057
Sunny Optical Technology Group Co. Ltd.	718,800	4,675,792
Sunwoda Electronic Co. Ltd. (A Shares)	113,000	359,377
SUPCON Technology Co. Ltd. (A Shares)	48,115	325,573
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	103,200	454,229
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	16,944	276,283
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	33,580	598,744
TAL Education Group ADR (a)	416,727	4,634,004
TBEA Co. Ltd. (A Shares)	305,770	607,174
TCL Technology Group Corp. (A Shares)	1,135,190	845,718
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	244,675	436,078
Tencent Holdings Ltd.	6,618,000	345,076,622
Tencent Music Entertainment Group ADR	758,927	8,446,858
Tian Di Science & Technology Co. Ltd. (A Shares)	250,700	216,518
Tianhe Chemicals Group Ltd. (a)(d)	376,000	0
Tianqi Lithium Corp. (A Shares)	89,500	450,432
Tianshan Aluminum Group Co. Ltd.	283,700	329,596
Tianshui Huatian Technology Co. Ltd. (A Shares)	195,100	374,874
Tingyi (Cayman Islands) Holding Corp.	1,992,000	2,906,116
Tongcheng Travel Holdings Ltd.	1,290,400	2,919,441
TongFu Microelectronics Co. Ltd. (A Shares)	92,000	347,223
Tongkun Group Co. Ltd. (A Shares)	144,600	239,275
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	780,400	371,282
Tongwei Co. Ltd. (A Shares)	272,800	1,182,318
Topsports International Holdings Ltd. (b)	2,188,000	729,036
TravelSky Technology Ltd. (H Shares)	938,000	1,314,688
Trina Solar Co. Ltd. (A Shares)	132,545	466,643
Trip.com Group Ltd. (a)	559,212	35,987,814
Tsingtao Brewery Co. Ltd.:
(A Shares)	48,400	456,003
(H Shares)	622,000	4,005,113
Unigroup Guoxin Microelectronics Co. Ltd.	51,719	484,597
Unisplendour Corp. Ltd. (A Shares)	173,803	637,735
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	111,000	231,576
Victory Giant Technology Huizhou Co. Ltd. (A Shares)	52,300	327,118
Vipshop Holdings Ltd. ADR	375,476	5,421,873
Wanda Film Holding Co. Ltd. (A Shares) (a)	131,300	222,691
Wanhua Chemical Group Co. Ltd. (A Shares)	190,200	2,012,895
Want Want China Holdings Ltd.	4,774,000	2,970,699
Weichai Power Co. Ltd.:
(A Shares)	435,000	816,428
(H Shares)	1,929,200	2,915,141
Weihai Guangwei Composites Co. Ltd. (A Shares)	50,360	247,482
Wens Foodstuffs Group Co. Ltd. (A Shares)	401,480	1,051,010
Western Mining Co. Ltd. (A Shares)	144,700	357,526
Western Securities Co. Ltd. (A Shares)	270,300	310,917
Western Superconducting Technologies Co. Ltd. (A Shares)	39,546	279,917
Will Semiconductor Ltd.	73,735	1,108,834
Wingtech Technology Co. Ltd. (A Shares)	75,400	461,151
Wintime Energy Group Co. Ltd. (A Shares)	1,348,300	265,930
Wuhan Guide Infrared Co. Ltd. (A Shares)	260,169	323,958
Wuliangye Yibin Co. Ltd. (A Shares)	235,400	4,858,680
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	116,090	658,436
WuXi AppTec Co. Ltd.	151,244	1,106,015
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	354,522	2,357,688
Wuxi Biologics (Cayman), Inc. (a)(b)	3,567,500	7,578,809
XCMG Construction Machinery Co. Ltd. (A Shares)	716,100	780,526
Xiamen C&D, Inc. (A Shares)	176,300	230,877
Xiamen Tungsten Co. Ltd. (A Shares)	87,300	238,422
Xiaomi Corp. Class B (a)(b)	15,531,600	53,271,775
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	108,729	496,239
Xinyi Solar Holdings Ltd.	4,949,498	2,538,432
XPeng, Inc. Class A (a)	1,245,452	7,037,154
Yadea Group Holdings Ltd. (b)	1,237,185	2,136,936
Yankuang Ener-A:
(A Shares)	301,275	652,961
(H Shares)	3,298,600	4,291,965
Yantai Jereh Oilfield Services (A Shares)	62,300	293,467
Yealink Network Technology Corp. Ltd.	77,030	421,685
Yifeng Pharmacy Chain Co. Ltd.	73,730	245,863
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	98,600	451,450
Yonyou Network Technology Co. Ltd. (A Shares) (a)	208,538	332,904
Youngor Fashion Co. Ltd. (A Shares)	285,689	301,762
YTO Express Group Co. Ltd. (A Shares)	208,700	481,394
Yum China Holdings, Inc.	393,957	17,377,443
Yunnan Aluminium Co. Ltd. (A Shares)	212,000	422,653
Yunnan Baiyao Group Co. Ltd. (A Shares)	108,800	873,582
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	314,200	254,320
Yunnan Energy New Material Co. Ltd.	59,100	295,533
Yunnan Tin Co. Ltd. (A Shares)	99,700	213,312
Yunnan Yuntianhua Co. Ltd. (Series A)	111,300	360,070
Yutong Bus Co. Ltd.	134,100	456,551
Zangge Mining Co. Ltd. (Series A)	96,600	388,657
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	36,700	1,210,535
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,522,500	2,668,085
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	453,197	300,757
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	333,200	499,799
Zhejiang Chint Electric Co. Ltd. (A Shares)	130,000	426,775
Zhejiang Dahua Technology Co. Ltd. (A Shares)	201,100	463,677
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	29,960	213,485
Zhejiang Expressway Co. Ltd. (H Shares)	1,581,920	1,048,078
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	89,520	232,581
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	102,850	448,224
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	79,600	402,740
Zhejiang Juhua Co. Ltd. (A Shares)	164,400	483,475
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	507,500	2,003,415
Zhejiang Longsheng Group Co. Ltd. (A Shares)	198,000	279,896
Zhejiang NHU Co. Ltd. (A Shares)	187,728	598,142
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	112,800	345,418
Zhejiang Supor Cookware Co. Ltd.	32,600	239,654
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	128,400	373,118
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	104,590	301,168
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	94,800	198,587
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	676,300	558,116
Zheshang Securities Co. Ltd.	234,400	425,255
Zhongji Innolight Co. Ltd. (A Shares)	67,980	1,342,769
Zhongjin Gold Co. Ltd. (A Shares)	293,400	582,743
Zhongsheng Group Holdings Ltd. Class H	838,500	1,289,436
Zhongtai Securities Co. Ltd. (A Shares)	419,400	401,140
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	52,458	358,669
(H Shares)	493,400	1,893,405
Zijin Mining Group Co. Ltd.:
(A Shares)	1,221,100	2,863,292
(H Shares)	5,782,000	12,316,075
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	204,500	199,792
(H Shares)	394,600	268,430
ZTE Corp.:
(A Shares)	240,200	1,019,102
(H Shares)	770,080	1,916,630
ZTO Express, Inc.	429,149	9,897,515
TOTAL CHINA		2,191,445,276
Colombia - 0.0%
Bancolombia SA	258,198	2,205,499
Bancolombia SA sponsored ADR	3,413	108,909
Interconexion Electrica SA ESP	447,112	1,776,223
TOTAL COLOMBIA		4,090,631
Czech Republic - 0.1%
CEZ A/S	163,077	6,319,103
Komercni Banka A/S	76,940	2,657,446
MONETA Money Bank A/S (b)	258,579	1,288,568
TOTAL CZECH REPUBLIC		10,265,117
Egypt - 0.1%
Commercial International Bank SAE	2,307,457	3,771,125
Eastern Co. SAE	1,366,946	762,362
Talaat Moustafa Group Holding	832,287	1,005,035
TOTAL EGYPT		5,538,522
Greece - 0.4%
Alpha Services and Holdings SA	2,255,535	3,384,546
Eurobank Ergasias Services and Holdings SA	2,626,521	5,434,855
Ff Group (a)(d)	1,035	0
Hellenic Telecommunications Organization SA	190,081	3,136,558
Jumbo SA	116,817	3,113,158
Metlen Energy & Metals SA	107,914	3,763,314
National Bank of Greece SA	877,493	6,853,260
OPAP SA	185,935	3,171,292
Piraeus Financial Holdings SA	1,072,528	4,010,916
Public Power Corp. of Greece	211,869	2,777,049
TOTAL GREECE		35,644,948
Hong Kong - 0.1%
Orient Overseas International Ltd.	134,000	1,826,584
Sino Biopharmaceutical Ltd.	10,446,000	4,745,275
TOTAL HONG KONG		6,571,859
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	415,211	2,881,150
OTP Bank PLC	226,191	11,259,220
Richter Gedeon PLC	141,242	4,079,897
TOTAL HUNGARY		18,220,267
India - 18.3%
ABB India Ltd.	53,527	4,714,517
Adani Enterprises Ltd.	149,565	5,230,966
Adani Green Energy Ltd. (a)	319,879	6,058,243
Adani Ports & Special Economic Zone Ltd.	545,167	8,894,524
Adani Power Ltd. (a)	779,259	5,471,155
Ambuja Cements Ltd.	616,467	4,249,770
APL Apollo Tubes Ltd.	168,287	3,039,172
Apollo Hospitals Enterprise Ltd.	101,717	8,473,735
Ashok Leyland Ltd.	1,479,709	3,655,037
Asian Paints Ltd.	387,521	13,496,250
Astral Ltd.	135,465	2,846,362
AU Small Finance Bank Ltd. (b)	367,667	2,672,654
Aurobindo Pharma Ltd.	266,264	4,413,492
Avenue Supermarts Ltd. (a)(b)	164,345	7,670,176
Axis Bank Ltd.	2,310,887	31,744,178
Bajaj Auto Ltd.	67,683	7,904,769
Bajaj Finance Ltd.	281,359	22,980,978
Bajaj Finserv Ltd.	386,890	8,028,294
Bajaj Holdings & Investment Ltd.	26,981	3,278,818
Balkrishna Industries Ltd.	78,022	2,625,653
Bank of Baroda	1,044,139	3,104,981
Bharat Electronics Ltd.	3,693,555	12,467,623
Bharat Forge Ltd.	258,482	4,326,470
Bharat Heavy Electricals Ltd.	1,054,443	2,984,822
Bharat Petroleum Corp. Ltd.	1,534,672	5,660,949
Bharti Airtel Ltd.	2,588,581	49,545,379
Bosch Ltd.	7,450	3,107,610
Britannia Industries Ltd.	109,517	7,445,646
Canara Bank Ltd.	1,828,814	2,222,122
Cg Power & Industrial Soluti	617,735	5,158,848
Cholamandalam Investment and Finance Co. Ltd.	424,009	6,391,797
Cipla Ltd./India	530,270	9,754,972
Coal India Ltd.	1,868,912	10,024,497
Colgate-Palmolive Ltd.	137,378	4,996,354
Container Corp. of India Ltd.	245,895	2,472,520
Cummins India Ltd.	139,946	5,804,817
Dabur India Ltd.	536,476	3,439,977
Divi's Laboratories Ltd.	120,753	8,439,263
Dixon Technologies India Ltd.	33,246	5,546,604
DLF Ltd.	749,539	7,285,832
Dr. Reddy's Laboratories Ltd.	590,090	8,925,335
Eicher Motors Ltd.	138,362	8,029,991
GAIL India Ltd.	2,325,200	5,509,353
GMR Airports Infrastructure Ltd. (a)	2,428,752	2,280,147
Godrej Consumer Products Ltd.	413,144	6,294,828
Godrej Properties Ltd. (a)	126,349	4,300,279
Grasim Industries Ltd.	264,735	8,478,084
Havells India Ltd.	253,174	4,926,967
HCL Technologies Ltd.	959,853	20,084,024
HDFC Asset Management Co. Ltd. (b)	97,037	4,951,803
HDFC Bank Ltd.	4,305,345	88,492,764
HDFC Standard Life Insurance Co. Ltd. (b)	977,609	8,350,036
Hero Motocorp Ltd.	121,172	7,164,760
Hindalco Industries Ltd.	1,362,048	11,051,917
Hindustan Aeronautics Ltd.	202,747	10,202,345
Hindustan Petroleum Corp. Ltd.	967,647	4,375,300
Hindustan Unilever Ltd.	831,000	24,949,129
ICICI Bank Ltd.	5,262,662	80,724,732
ICICI Lombard General Insurance Co. Ltd. (b)	244,134	5,545,900
ICICI Prudential Life Insurance Co. Ltd. (b)	363,773	3,198,246
IDFC Bank Ltd. (a)	3,636,116	2,840,535
Indian Oil Corp. Ltd.	2,854,334	4,810,513
Indian Railway Catering & Tourism Corp. Ltd.	242,228	2,359,274
Indus Towers Ltd. (a)	1,224,869	4,942,133
IndusInd Bank Ltd.	290,752	3,637,377
Info Edge India Ltd.	71,910	6,344,733
Infosys Ltd.	3,356,743	70,035,371
InterGlobe Aviation Ltd. (a)(b)	188,096	9,035,792
ITC Ltd.	3,029,920	17,578,804
Jindal Stainless Ltd.	332,495	2,661,939
Jindal Steel & Power Ltd.	359,951	3,928,323
Jio Financial Services Ltd. (a)	2,887,766	11,044,891
JSW Energy Ltd.	352,555	2,841,973
JSW Steel Ltd.	617,339	7,048,323
Jubilant Foodworks Ltd.	365,420	2,496,484
Kotak Mahindra Bank Ltd.	1,104,864	22,682,496
Larsen & Toubro Ltd.	680,565	29,234,058
Ltimindtree Ltd. (b)	74,842	5,064,336
Lupin Ltd.	230,299	5,975,362
Macrotech Developers Ltd. (b)	301,417	4,309,073
Mahindra & Mahindra Ltd.	942,469	30,433,821
Mankind Pharma Ltd. (a)	101,197	3,202,289
Marico Ltd.	523,063	3,974,189
Maruti Suzuki India Ltd.	127,082	16,679,359
Max Healthcare Institute Ltd.	785,777	9,485,154
Mphasis BFL Ltd.	104,941	3,576,917
MRF Ltd.	2,351	3,419,174
Muthoot Finance Ltd.	121,266	2,776,395
Nestle India Ltd.	340,968	9,169,445
NHPC Ltd.	3,040,426	2,976,687
NMDC Ltd.	1,034,855	2,717,679
NTPC Ltd.	4,408,562	21,321,814
Oil & Natural Gas Corp. Ltd.	3,178,178	10,022,833
Oil India Ltd.	492,959	2,762,452
Oracle Financial Services Software Ltd.	21,895	2,825,699
Page Industries Ltd.	6,198	3,175,867
PB Fintech Ltd. (a)	299,405	6,049,155
Persistent Systems Ltd.	108,995	6,939,687
Petronet LNG Ltd.	758,699	2,993,818
Phoenix Mills Ltd.	198,411	3,584,010
PI Industries Ltd.	76,612	4,075,184
Pidilite Industries Ltd.	154,087	5,753,433
Polycab India Ltd.	53,170	4,077,811
Power Finance Corp. Ltd.	1,499,730	8,056,703
Power Grid Corp. of India Ltd.	4,696,905	17,866,456
Prestige Estates Projs. Ltd.	173,918	3,376,396
Punjab National Bank	2,220,954	2,579,567
Rail Vikas Nigam Ltd.	526,376	2,936,180
REC Ltd.	1,329,809	8,210,250
Reliance Industries Ltd.	3,076,880	48,650,249
Reliance Industries Ltd. (a)	3,076,880	48,302,336
Samvardhana Motherson International Ltd.	2,737,815	5,865,834
SBI Cards & Payment Services Ltd.	286,747	2,341,690
SBI Life Insurance Co. Ltd. (b)	455,145	8,762,566
Shree Cement Ltd.	9,002	2,677,508
Shriram Finance Ltd.	284,729	10,570,915
Siemens Ltd.	89,956	7,441,549
Solar Industries India Ltd.	27,426	3,325,805
Sona Blw Precision Forgings Ltd. (b)	438,318	3,565,288
SRF Ltd.	134,516	3,576,527
State Bank of India	1,803,450	17,549,371
Sun Pharmaceutical Industries Ltd.	969,933	21,284,867
Sundaram Finance Ltd.	66,741	3,814,251
Supreme Industries Ltd.	64,154	3,268,441
Suzlon Energy Ltd. (a)	9,634,548	7,639,900
Tata Communications Ltd.	114,895	2,419,318
Tata Consultancy Services Ltd.	914,068	42,993,964
Tata Consumer Products Ltd.	599,651	7,133,983
Tata Elxsi Ltd.	34,597	2,882,434
Tata Motors Ltd.	2,022,204	20,001,166
Tata Power Co. Ltd./The	1,451,972	7,568,299
Tata Steel Ltd.	7,564,972	13,295,261
Tech Mahindra Ltd.	543,443	10,343,627
The Indian Hotels Co. Ltd.	861,965	6,912,598
Thermax Ltd.	42,096	2,463,757
Titan Co. Ltd.	358,730	13,894,964
Torrent Pharmaceuticals Ltd.	102,542	3,897,583
Torrent Power Ltd.	169,828	3,673,779
Trent Ltd.	183,222	15,482,384
Tube Investments of India Ltd.	107,444	5,712,103
Tvs Motor Co. Ltd.	239,880	7,100,214
Ultratech Cement Ltd.	116,309	15,272,810
Union Bank of India Ltd.	1,540,212	2,135,833
United Spirits Ltd.	293,889	5,056,904
UPL Ltd.	453,426	2,980,646
Varun Beverages Ltd.	1,148,213	8,088,707
Vedanta Ltd.	1,382,714	7,611,188
Vodafone Idea Ltd. (a)	23,955,635	2,303,368
Wipro Ltd.	1,321,060	8,599,100
Yes Bank Ltd. (a)	14,232,511	3,435,669
Zomato Ltd. (a)	6,688,755	19,189,572
Zydus Lifesciences Ltd.	254,012	3,017,059
TOTAL INDIA		1,501,459,367
Indonesia - 1.6%
Amman Mineral Internasional PT (a)	6,593,800	3,842,952
PT Adaro Energy Indonesia Tbk	14,559,000	3,350,952
PT Astra International Tbk	20,439,100	6,635,502
PT Bank Central Asia Tbk	56,067,300	36,286,564
PT Bank Mandiri (Persero) Tbk	37,727,700	16,016,130
PT Bank Negara Indonesia (Persero) Tbk	15,077,600	5,028,923
PT Bank Rakyat Indonesia (Persero) Tbk	68,916,285	21,009,414
PT Barito Pacific Tbk	28,563,030	1,808,374
PT Chandra Asri Pacific Tbk	7,863,600	4,344,520
PT Charoen Pokphand Indonesia Tbk	7,460,400	2,497,566
PT GoTo Gojek Tokopedia Tbk (a)	910,156,608	3,928,724
PT Indah Kiat Pulp & Paper Tbk	2,480,900	1,274,287
PT Indofood CBP Sukses Makmur Tbk	2,362,300	1,838,376
PT Indofood Sukses Makmur Tbk	4,438,900	2,147,670
PT Kalbe Farma Tbk	21,344,900	2,176,602
PT Merdeka Copper Gold Tbk (a)	9,901,596	1,530,640
PT Sumber Alfaria Trijaya Tbk	18,915,400	3,965,208
PT Telkom Indonesia Persero Tbk	50,056,700	8,947,274
PT Unilever Indonesia Tbk	7,716,400	965,776
PT United Tractors Tbk	1,513,700	2,642,195
TOTAL INDONESIA		130,237,649
Korea (South) - 9.3%
Alteogen, Inc. (a)	40,286	10,942,898
AMOREPACIFIC Corp.	29,541	2,501,614
Celltrion Pharm, Inc.	18,921	848,967
Celltrion, Inc.	153,511	20,250,328
CJ CheilJedang Corp.	8,355	1,658,511
Cosmo AM&T Co. Ltd. (a)	24,451	1,820,079
Coway Co. Ltd.	55,900	2,562,271
Db Insurance Co. Ltd.	46,499	3,677,015
Doosan Bobcat, Inc.	55,649	1,503,270
Doosan Heavy Industries & Construction Co. Ltd. (a)	453,110	6,531,588
Ecopro BM Co. Ltd. (a)(c)	49,407	6,049,144
Ecopro Co. Ltd. (a)	100,889	5,738,021
Ecopro Materials Co. Ltd.	17,447	1,404,399
Enchem Co. Ltd. (a)	13,348	1,670,904
GS Holdings Corp.	46,813	1,398,943
Hana Financial Group, Inc.	295,429	12,787,882
Hanjin Kal Corp.	23,602	1,445,266
Hankook Tire Co. Ltd.	75,027	1,917,090
Hanmi Pharm Co. Ltd.	6,475	1,499,563
Hanmi Semiconductor Co. Ltd.	44,111	2,879,161
Hanwha Aerospace Co. Ltd.	32,255	8,562,410
Hanwha Ocean Co. Ltd. (a)	92,776	1,791,543
Hanwha Solutions Corp.	112,812	1,738,056
HD Hyundai Co. Ltd.	44,047	2,549,779
HD Hyundai Electric Co. Ltd.	23,275	5,465,439
HD Hyundai Heavy Industries Co. Ltd. (a)	22,425	2,962,446
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	42,909	5,695,922
HLB, Inc. (a)	118,997	5,664,151
HMM Co. Ltd.	265,174	3,286,814
HYBE Co. Ltd.	23,149	3,111,018
Hyundai Engineering & Construction Co. Ltd.	78,679	1,589,799
Hyundai Glovis Co. Ltd.	37,886	3,344,214
Hyundai Mobis	61,087	11,015,299
Hyundai Motor Co. Ltd.	137,377	21,229,550
Hyundai Steel Co.	87,790	1,609,977
Industrial Bank of Korea	281,950	2,881,248
Kakao Corp.	313,891	8,381,776
KakaoBank Corp.	168,854	2,641,113
KB Financial Group, Inc.	387,389	25,289,497
Kia Corp.	242,439	16,084,746
Korea Aerospace Industries Ltd.	73,956	3,129,352
Korea Electric Power Corp. (a)	259,184	4,347,392
Korea Investment Holdings Co. Ltd.	42,184	2,348,837
Korea Zinc Co. Ltd.	5,232	3,782,454
Korean Air Lines Co. Ltd.	183,129	3,171,498
KRAFTON, Inc. (a)	29,044	6,966,293
KT Corp.	30,696	981,951
KT&G Corp.	105,396	8,399,469
Kum Yang Co. Ltd. (a)	38,068	1,137,225
Kumho Petro Chemical Co. Ltd.	16,768	1,732,336
L&F Co. Ltd. (a)	25,660	2,180,700
LG Chemical Ltd.	49,912	11,259,185
LG Corp.	95,320	5,225,884
LG Display Co. Ltd. (a)	302,777	2,320,232
LG Electronics, Inc.	107,461	6,942,957
LG Energy Solution (a)	47,290	13,923,663
LG H & H Co. Ltd.	9,443	2,268,033
LG Innotek Co. Ltd.	14,327	1,824,633
LG Uplus Corp.	218,240	1,586,929
Lotte Chemical Corp.	19,425	1,339,644
LS Electric Co. Ltd.	15,159	1,593,955
Meritz Financial Holdings Co.	96,401	7,157,947
Mirae Asset Securities Co. Ltd.	240,166	1,571,005
NAVER Corp.	131,341	16,118,485
NCSOFT Corp.	14,421	2,271,396
Netmarble Corp. (a)(b)	30,393	1,274,574
NH Investment & Securities Co. Ltd.	132,220	1,277,371
Orion Corp./Republic of Korea	24,067	1,740,214
POSCO	72,642	17,560,525
POSCO Chemtech Co. Ltd. (c)	31,305	5,044,149
POSCO ICT Co. Ltd.	53,803	1,054,556
Posco International Corp.	53,295	2,006,489
S-Oil Corp.	45,762	1,904,465
Samsung Biologics Co. Ltd. (a)(b)	17,986	13,050,809
Samsung C&T Corp.	89,792	7,606,544
Samsung E&A Co. Ltd. (a)	158,281	2,043,737
Samsung Electro-Mechanics Co. Ltd.	56,604	4,828,519
Samsung Electronics Co. Ltd.	4,827,679	205,659,402
Samsung Fire & Marine Insurance Co. Ltd.	31,117	7,568,739
Samsung Heavy Industries Co. Ltd. (a)	666,625	4,613,305
Samsung Life Insurance Co. Ltd.	80,839	5,934,725
Samsung SDI Co. Ltd.	55,589	13,076,370
Samsung SDS Co. Ltd.	43,034	4,452,759
Shinhan Financial Group Co. Ltd.	437,540	16,351,832
SK Biopharmaceuticals Co. Ltd. (a)	31,675	2,699,112
SK Bioscience Co. Ltd. (a)(c)	27,210	1,065,770
SK Hynix, Inc.	551,759	72,469,462
SK Innovation Co., Ltd. (a)	62,924	5,334,566
SK Square Co. Ltd. (a)	95,292	5,773,516
SK Telecom Co. Ltd.	54,416	2,240,508
SK, Inc.	36,618	3,931,356
SKC Co. Ltd. (a)	19,137	2,071,833
Woori Financial Group, Inc.	637,853	7,124,484
Yuhan Corp.	56,932	5,701,777
TOTAL KOREA (SOUTH)		763,024,634
Kuwait - 0.7%
Boubyan Bank KSC	1,485,755	2,704,016
Gulf Bank	1,921,473	1,967,849
Kuwait Finance House KSCP	10,353,091	24,346,310
Mabanee Co. SAKC	702,342	1,912,771
Mobile Telecommunication Co.	1,969,582	2,929,320
National Bank of Kuwait	7,994,158	22,162,538
TOTAL KUWAIT		56,022,804
Luxembourg - 0.0%
Reinet Investments SCA	138,459	3,862,373
Malaysia - 1.4%
AMMB Holdings Bhd	2,511,300	2,915,458
Axiata Group Bhd	2,780,241	1,429,683
CelcomDigi Bhd	3,555,100	2,757,180
CIMB Group Holdings Bhd	7,026,020	12,740,491
Gamuda Bhd	1,960,541	3,806,132
Genting Bhd	2,131,500	1,914,838
Genting Malaysia Bhd	2,967,000	1,514,053
Hong Leong Bank Bhd	658,000	3,069,776
IHH Healthcare Bhd	2,231,700	3,693,330
Inari Amertron Bhd	2,856,400	1,851,728
IOI Corp. Bhd	2,541,700	2,183,240
Kuala Lumpur Kepong Bhd	500,034	2,436,313
Malayan Banking Bhd	5,489,281	13,145,805
Malaysia Airports Holdings Bhd	927,003	2,144,502
Maxis Bhd	2,372,400	1,953,408
MISC Bhd	1,353,600	2,315,387
MR DIY Group M Sdn Bhd (b)	3,345,250	1,667,109
Nestle (Malaysia) Bhd	71,100	1,619,915
Petronas Chemicals Group Bhd	2,825,800	3,480,402
Petronas Dagangan Bhd	301,700	1,234,132
Petronas Gas Bhd	803,130	3,164,597
PPB Group Bhd	646,520	2,054,878
Press Metal Aluminium Holdings	3,745,300	4,030,921
Public Bank Bhd	14,709,100	14,801,519
QL Resources Bhd	1,664,425	1,819,879
RHB Bank Bhd	1,545,103	2,258,488
SD Guthrie Bhd	2,097,756	2,199,908
Sime Darby Bhd	2,744,649	1,447,428
Sunway Bhd	2,295,700	2,280,497
Telekom Malaysia Bhd	1,165,393	1,725,338
Tenaga Nasional Bhd	2,641,900	8,451,811
YTL Corp. Bhd	3,347,100	1,496,258
YTL Power International Bhd	2,499,200	1,740,829
TOTAL MALAYSIA		115,345,233
Mexico - 1.9%
Alfa SA de CV Series A	3,649,279	2,644,471
America Movil S.A.B. de CV Series L	18,698,500	14,774,147
Arca Continental S.A.B. de CV	515,300	4,411,707
Banco del Bajio SA (b)	840,700	1,868,829
CEMEX S.A.B. de CV unit	15,284,418	8,051,064
Coca-Cola FEMSA S.A.B. de CV unit	530,815	4,417,467
Fibra Uno Administracion SA de CV	2,921,500	3,363,970
Fomento Economico Mexicano S.A.B. de CV unit	1,815,200	17,619,945
Gruma S.A.B. de CV Series B	184,055	3,179,328
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	395,990	6,866,373
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	182,030	4,868,537
Grupo Aeroportuario Norte S.A.B. de CV	288,900	2,419,977
Grupo Bimbo S.A.B. de CV Series A	1,335,800	4,149,695
Grupo Carso SA de CV Series A1	570,200	3,428,410
Grupo Comercial Chedraui S.A.B. de CV	291,800	1,846,363
Grupo Financiero Banorte S.A.B. de CV	2,622,600	18,261,669
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,845,600	4,144,172
Grupo Mexico SA de CV Series B	3,147,407	16,467,280
Industrias Penoles SA de CV (a)	200,920	3,156,059
Kimberly-Clark de Mexico SA de CV Series A	1,538,300	2,208,719
Operadora de Sites Mexicanos, SA de CV	1,292,400	1,132,251
Orbia Advance Corp. S.A.B. de CV (c)	892,455	818,885
Prologis Property Mexico SA	1,007,585	3,372,297
Promotora y Operadora de Infraestructura S.A.B. de CV	191,885	1,673,689
Southern Copper Corp.	87,311	9,564,920
Wal-Mart de Mexico SA de CV Series V	5,290,100	14,546,156
TOTAL MEXICO		159,256,380
Netherlands - 0.0%
Nebius Group NV Class A (a)(d)	261,431	0
Peru - 0.2%
Compania de Minas Buenaventura SAA	22	287
Compania de Minas Buenaventura SAA sponsored ADR	166,584	2,175,587
Credicorp Ltd.	511	94,280
Credicorp Ltd. (United States)	67,772	12,478,858
TOTAL PERU		14,749,012
Philippines - 0.5%
Ayala Corp.	250,585	2,952,446
Ayala Land, Inc.	6,706,840	3,747,262
Bank of the Philippine Islands (BPI)	1,866,399	4,566,249
BDO Unibank, Inc.	2,396,633	6,247,271
International Container Terminal Services, Inc.	1,027,300	6,953,279
JG Summit Holdings, Inc.	2,652,956	1,103,234
Jollibee Food Corp.	451,740	2,049,909
Manila Electric Co.	285,090	2,372,769
Metropolitan Bank & Trust Co.	1,819,827	2,362,526
PLDT, Inc.	76,595	1,874,844
SM Investments Corp.	222,100	3,566,913
SM Prime Holdings, Inc.	10,199,900	5,343,456
Universal Robina Corp.	876,750	1,464,710
TOTAL PHILIPPINES		44,604,868
Poland - 0.8%
Alior Bank SA	92,344	2,016,330
Allegro.eu SA (a)(b)	586,888	5,149,336
Bank Polska Kasa Opieki SA	185,626	6,501,721
Budimex SA	12,890	1,613,363
CD Projekt SA (c)	65,644	2,636,256
Dino Polska SA (a)(b)(c)	49,546	4,105,779
KGHM Polska Miedz SA (Bearer)	141,482	5,282,490
LPP SA	1,125	4,078,134
mBank SA (a)	14,994	2,104,460
Orlen SA (c)	587,090	7,640,127
PGE Polska Grupa Energetyczna SA (a)	903,532	1,555,716
Powszechna Kasa Oszczednosci Bank SA	884,276	12,327,175
Powszechny Zaklad Ubezpieczen SA	610,549	6,055,536
Santander Bank Polska SA	41,316	4,621,116
TOTAL POLAND		65,687,539
Qatar - 0.8%
Barwa Real Estate Co.	2,147,337	1,684,371
Dukhan Bank	1,851,753	1,876,674
Industries Qatar QSC	1,527,578	5,600,979
Masraf al Rayan	6,102,551	3,975,625
Mesaieed Petrochemical Holding Co.	5,713,801	2,482,624
Ooredoo QSC	809,615	2,543,805
Qatar Electricity & Water Co.	443,677	1,976,501
Qatar Fuel Co.	605,106	2,547,727
Qatar Gas Transport Co. Ltd. (Nakilat)	2,804,369	3,296,539
Qatar International Islamic Bank QSC	994,037	2,863,897
Qatar Islamic Bank	1,791,580	10,087,171
Qatar National Bank SAQ	4,667,560	22,241,737
The Commercial Bank of Qatar	3,268,194	3,814,838
TOTAL QATAR		64,992,488
Romania - 0.1%
NEPI Rockcastle PLC	612,096	4,823,285
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	2,234,923	0
Gazprom OAO (a)(d)	8,473,436	1
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	863,533	9
GMK Norilskiy Nickel PAO ADR (a)(d)	4,844,200	1
GMK Norilskiy Nickel PAO ADR sponsored ADR (a)(d)	59,247	1
Inter Rao Ues JSC (a)(d)	31,187,844	3
LUKOIL PJSC (a)(d)	334,533	0
LUKOIL PJSC sponsored ADR (a)(d)	15,032	0
Moscow Exchange MICEX-RTS OAO (a)(d)	1,311,841	0
Novolipetsk Steel OJSC (a)(d)	1,258,902	0
Novolipetsk Steel OJSC GDR (Reg. S) (a)(d)	3,783	0
Ozon Holdings PLC ADR (a)(d)	40,002	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(d)	749	0
Polyus PJSC (a)(d)	26,742	0
Polyus PJSC GDR (a)(d)	5,226	0
Rosneft Oil Co. OJSC (a)(d)	857,494	0
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	150,200	2
Sberbank of Russia (a)(d)	9,313,306	1
Severstal PAO (a)(d)	155,372	0
Severstal PAO GDR (Reg. S) (a)(d)	26,165	0
Surgutneftegas OJSC (a)(d)	5,613,549	1
Surgutneftegas OJSC sponsored ADR (a)(d)	73,333	1
Tatneft PAO (a)(d)	1,103,564	0
United Co. RUSAL International PJSC (a)(d)	2,596,470	0
VK IPJSC GDR (Reg. S) (a)(d)	100,000	1
VTB Bank OJSC (a)(d)	476,163	0
VTB Bank OJSC sponsored GDR (Reg. S) (a)(d)	221,738	2
TOTAL RUSSIA		23
Saudi Arabia - 3.8%
ACWA Power Co.	148,062	18,142,592
Ades Holding Co.	342,572	1,804,211
Advanced Petrochemicals Co. (a)	128,324	1,241,999
Al Rajhi Bank	1,980,566	46,406,744
Al Rajhi Co. for Co-operative Insurance	40,418	1,928,510
Alinma Bank	1,238,000	9,262,667
Almarai Co. Ltd.	252,702	3,707,399
Arab National Bank	909,512	4,586,670
Arabian Internet and Communications Services Co. Ltd.	24,311	1,651,934
Bank Al-Jazira	506,945	2,219,074
Bank Albilad	618,911	6,064,362
Banque Saudi Fransi	596,295	4,953,645
Bupa Arabia for Cooperative Insurance Co.	83,345	4,469,389
Dallah Healthcare Co.	34,699	1,474,548
Dar Al Arkan Real Estate Development Co. (a)	533,821	2,367,989
Dr Sulaiman Al Habib Medical Services Group Co.	88,498	6,743,917
Elm Co.	24,265	6,606,861
Etihad Etisalat Co.	381,440	5,260,961
Jarir Marketing Co.	595,591	2,099,642
Mobile Telecommunications Co. Saudi Arabia	445,526	1,252,697
Mouwasat Medical Services Co.	99,119	2,483,451
Nahdi Medical Co.	39,571	1,300,173
Power & Water Utility Co. for Jubail & Yanbu	75,393	1,180,368
Riyad Bank	1,485,379	10,184,123
Sabic Agriculture-Nutrients Co.	235,785	7,144,429
Sahara International Petrochemical Co.	363,000	2,541,976
SAL Saudi Logistics Services	24,216	1,778,303
Saudi Arabian Mining Co. (a)	1,306,162	19,614,862
Saudi Arabian Oil Co. (b)	4,404,242	31,662,416
Saudi Aramco Base Oil Co. - Luberef	51,164	1,596,619
Saudi Awwal Bank	1,017,526	9,157,382
Saudi Basic Industries Corp.	909,525	17,605,897
Saudi Electricity Co.	840,204	3,668,915
Saudi Industrial Investment Group	372,620	1,769,987
Saudi Investment Bank/The	620,063	2,176,007
Saudi Kayan Petrochemical Co. (a)	740,236	1,533,412
Saudi Research & Marketing Group (a)	36,396	2,899,508
Saudi Tadawul Group Holding Co.	48,509	3,084,365
Saudi Telecom Co.	2,021,493	22,687,097
The Co. for Cooperative Insurance	74,254	2,775,850
The Saudi National Bank	2,970,997	26,223,753
The Savola Group (a)	561,126	3,854,688
Yanbu National Petrochemical Co.	278,563	2,951,995
TOTAL SAUDI ARABIA		312,121,387
South Africa - 2.8%
Absa Group Ltd.	858,382	8,226,421
Anglo American Platinum Ltd.	80,383	3,159,648
Aspen Pharmacare Holdings Ltd.	383,201	3,892,959
Bid Corp. Ltd.	339,070	7,994,308
Bidvest Group Ltd./The	343,300	5,555,327
Capitec Bank Holdings Ltd. (c)	88,028	15,902,336
Clicks Group Ltd.	240,889	5,162,722
Discovery Ltd.	547,352	5,612,798
Exxaro Resources Ltd.	247,782	2,336,607
FirstRand Ltd.	5,102,183	22,417,436
Gold Fields Ltd.	904,406	14,914,626
Harmony Gold Mining Co. Ltd.	575,252	6,241,127
Impala Platinum Holdings Ltd. (a)	913,545	6,029,881
Kumba Iron Ore Ltd.	65,014	1,231,213
MTN Group Ltd.	1,713,234	8,508,855
Naspers Ltd. Class N	180,168	42,582,246
Nedbank Group Ltd.	468,621	7,942,873
Northam Platinum Holdings Ltd.	360,125	2,664,377
Old Mutual Ltd.	4,840,753	3,341,572
OUTsurance Group Ltd.	856,213	2,928,035
Pepkor Holdings Ltd. (b)	2,421,736	3,143,590
Remgro Ltd.	508,169	4,427,072
Sanlam Ltd.	1,818,883	9,087,288
Sasol Ltd.	583,387	3,278,938
Shoprite Holdings Ltd.	508,029	8,773,866
Sibanye-Stillwater Ltd. (a)	2,855,945	3,329,598
Standard Bank Group Ltd.	1,352,776	18,624,381
Vodacom Group Ltd.	629,785	3,942,892
Woolworths Holdings Ltd. (c)	947,937	3,514,325
TOTAL SOUTH AFRICA		234,767,317
Taiwan - 18.1%
Accton Technology Corp.	510,000	8,597,785
Acer, Inc.	2,927,994	3,640,107
Advantech Co. Ltd.	479,100	4,710,503
Alchip Technologies Ltd.	81,000	5,033,750
ASE Technology Holding Co. Ltd.	3,328,927	15,749,666
Asia Cement Corp.	2,315,153	3,375,142
Asia Vital Components Co. Ltd.	329,000	6,323,083
ASUSTeK Computer, Inc.	713,000	12,631,089
AUO Corp.	6,614,400	3,418,799
Catcher Technology Co. Ltd.	619,000	4,519,857
Cathay Financial Holding Co. Ltd.	9,637,410	20,419,972
Chailease Holding Co. Ltd.	1,516,744	7,125,714
Chang Hwa Commercial Bank	6,251,915	3,446,598
Cheng Shin Rubber Industry Co. Ltd.	1,800,937	2,595,026
China Airlines Ltd.	2,879,000	2,014,293
China Steel Corp.	11,934,204	8,374,002
Chunghwa Telecom Co. Ltd.	3,845,000	14,642,910
Compal Electronics, Inc.	4,235,000	4,664,103
CTBC Financial Holding Co. Ltd.	15,866,826	17,646,845
Delta Electronics, Inc.	1,968,381	24,390,410
E Ink Holdings, Inc.	867,000	8,140,860
E.SUN Financial Holdings Co. Ltd.	14,540,678	12,404,662
ECLAT Textile Co. Ltd.	194,613	3,263,571
eMemory Technology, Inc.	64,000	6,243,297
EVA Airways Corp.	2,689,000	3,115,644
Evergreen Marine Corp. (Taiwan)	1,043,363	6,632,393
Far Eastern New Century Corp.	2,970,705	3,439,136
Far EasTone Telecommunications Co. Ltd.	1,786,000	4,947,898
Feng Tay Enterprise Co. Ltd.	499,408	2,202,531
First Financial Holding Co. Ltd.	11,355,182	9,592,838
Formosa Chemicals & Fibre Corp.	3,553,760	4,253,391
Formosa Plastics Corp.	3,860,520	5,679,896
Fortune Electric Co. Ltd.	144,600	2,428,275
Fubon Financial Holding Co. Ltd.	8,287,223	23,225,405
Gigabyte Technology Co. Ltd.	542,000	4,285,797
Global Unichip Corp.	88,000	3,300,429
GlobalWafers Co. Ltd.	266,000	3,473,827
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,608,869	81,082,560
Hotai Motor Co. Ltd.	309,760	6,254,243
Hua Nan Financial Holdings Co. Ltd.	9,059,772	7,167,317
Innolux Corp.	7,670,157	3,709,809
Inventec Corp.	2,718,865	3,772,540
Kgi Financial Holding Co. Ltd.	16,167,648	8,357,905
Largan Precision Co. Ltd.	101,000	7,097,150
Lite-On Technology Corp.	2,135,279	6,715,464
MediaTek, Inc.	1,535,292	59,960,780
Mega Financial Holding Co. Ltd.	11,996,952	14,664,648
Micro-Star International Co. Ltd.	726,000	3,984,260
Nan Ya Plastics Corp.	5,208,860	6,733,088
Nanya Technology Corp. (a)	1,251,000	1,625,251
Nien Made Enterprise Co. Ltd.	178,000	2,661,060
Novatek Microelectronics Corp.	584,000	9,052,968
Pegatron Corp.	2,020,000	6,144,923
PharmaEssentia Corp. (a)	241,000	4,728,523
Pou Chen Corp.	2,234,000	2,620,427
President Chain Store Corp.	579,000	5,333,595
Quanta Computer, Inc.	2,733,000	24,900,120
Realtek Semiconductor Corp.	492,401	7,248,267
Ruentex Development Co. Ltd.	1,579,555	2,275,005
Shin Kong Financial Holding Co. Ltd. (a)	14,352,582	5,095,147
Sinopac Financial Holdings Co.	10,900,620	7,763,309
Synnex Technology International Corp.	1,265,500	2,788,687
Taishin Financial Holdings Co. Ltd.	11,801,076	6,290,562
Taiwan Business Bank	6,974,391	3,365,844
Taiwan Cooperative Financial Holding Co. Ltd.	10,783,443	8,458,725
Taiwan High Speed Rail Corp.	1,989,000	1,809,823
Taiwan Mobile Co. Ltd.	1,845,900	6,526,980
Taiwan Semiconductor Manufacturing Co. Ltd.	24,898,000	783,331,167
Tcc Group Holdings	6,836,730	6,813,851
The Shanghai Commercial & Savings Bank Ltd.	3,891,609	4,850,051
Uni-President Enterprises Corp.	4,881,983	13,716,023
Unimicron Technology Corp.	1,387,000	6,795,873
United Microelectronics Corp.	11,395,000	16,493,634
Vanguard International Semiconductor Corp.	994,000	2,943,553
Vanguard International Semiconductor Corp. rights 10/18/24 (a)	82,002	21,825
Voltronic Power Technology Corp.	66,000	4,354,576
Walsin Lihwa Corp.	2,850,526	2,621,028
Wan Hai Lines Ltd.	708,950	1,883,069
Winbond Electronics Corp.	3,360,279	1,995,396
Wistron Corp.	2,781,000	9,377,847
Wiwynn Corp.	112,756	6,431,328
WPG Holding Co. Ltd.	1,612,200	3,674,956
Yageo Corp.	409,085	6,980,547
Yang Ming Marine Transport Corp.	1,765,000	3,635,384
Yuanta Financial Holding Co. Ltd.	10,470,625	10,535,891
Zhen Ding Technology Holding Ltd.	672,000	2,324,805
TOTAL TAIWAN		1,486,919,288
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	1,198,900	9,751,767
Airports of Thailand PCL (For. Reg.)	4,303,300	7,797,841
Bangkok Dusit Medical Services PCL (For. Reg.)	11,209,600	9,130,619
Bangkok Expressway and Metro PCL (For. Reg.)	7,575,100	1,767,739
Bumrungrad Hospital PCL:
(For. Reg.)	538,500	4,342,817
NVDR	21,300	171,777
Central Pattana PCL (For. Reg.)	2,016,000	3,748,001
Central Retail Corp. PCL (For. Reg.)	1,522,316	1,441,336
Charoen Pokphand Foods PCL (For. Reg.)	3,786,620	2,784,998
CP ALL PCL (For. Reg.)	5,876,600	11,006,830
CP Axtra PCL	2,348,889	2,343,603
CP Axtra PCL NVDR	12,615	12,587
Delta Electronics PCL (For. Reg.)	3,148,700	12,788,034
Gulf Energy Development PCL (For. Reg.)	3,388,700	6,677,665
Home Product Center PCL (For. Reg.)	5,915,106	1,670,678
Intouch Holdings PCL (For. Reg.)	1,386,100	4,391,410
Kasikornbank PCL (For. Reg.)	588,000	2,546,621
Krung Thai Bank PCL (For. Reg.)	3,469,570	2,105,762
Krungthai Card PCL (For. Reg.)	894,900	1,262,672
Minor International PCL (For. Reg.)	3,395,032	2,689,004
PTT Exploration and Production PCL (For. Reg.)	1,394,339	5,233,024
PTT Global Chemical PCL (For. Reg.)	2,255,639	1,737,351
PTT Oil & Retail Business PCL:
(For. Reg.)	1,077,700	491,442
NVDR	1,450,200	661,305
PTT PCL (For. Reg.)	10,068,900	9,995,870
SCB X PCL (For. Reg.)	837,100	2,813,155
SCG Packaging PCL (For. Reg.)	1,248,700	940,895
Siam Cement PCL (For. Reg.)	823,350	5,121,770
Thai Oil PCL (For. Reg.)	1,224,714	1,487,757
TMBThanachart Bank PCL:
(For. Reg.)	24,067,000	1,268,911
NVDR	101,100	5,330
True Corp. PCL (a)	136,100	49,526
True Corp. PCL (a)	10,004,779	3,640,686
TOTAL THAILAND		121,878,783
Turkey - 0.6%
Akbank TAS	3,154,460	4,658,272
Anadolu Efes Biracilik Ve Malt Sanayii A/S	209,855	1,174,061
Aselsan A/S	1,388,315	2,465,459
Bim Birlesik Magazalar A/S JSC	460,409	6,268,227
Coca-Cola Icecek Sanayi A/S	849,855	1,262,443
Eregli Demir ve Celik Fabrikalari T.A.S.	1,419,986	1,972,606
Ford Otomotiv Sanayi A/S	71,177	2,032,590
Haci Omer Sabanci Holding A/S	1,063,499	2,583,870
Koc Holding A/S	769,659	3,796,071
Pegasus Hava Tasimaciligi A/S	223,183	1,508,513
Sasa Polyester Sanayi A/S	10,945,020	1,229,778
Tofas Turk Otomobil Fabrikasi A/S	126,767	695,526
Turk Hava Yollari AO (a)	549,438	4,369,527
Turkcell Iletisim Hizmet A/S	1,224,733	3,029,217
Turkiye Is Bankasi A/S Series C	8,860,099	3,040,851
Turkiye Petrol Rafinerileri A/S	978,677	4,130,066
Turkiye Sise ve Cam Fabrikalari A/S	1,397,333	1,596,136
Yapi ve Kredi Bankasi A/S	3,416,823	2,441,086
TOTAL TURKEY		48,254,299
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	2,958,220	7,200,143
Abu Dhabi Islamic Bank	1,468,625	5,037,959
Abu Dhabi National Oil Co. for Distribution PJSC	3,158,938	3,104,713
ADNOC Drilling Co. PJSC	3,234,733	4,464,980
Aldar Properties PJSC	3,891,221	8,072,611
Americana Restaurants International PLC	2,972,398	1,828,894
Dubai Islamic Bank Pakistan Ltd.	2,927,523	4,981,424
Emaar Properties PJSC	6,696,053	15,842,066
Emirates NBD Bank PJSC	1,914,557	9,903,645
Emirates Telecommunications Corp.	3,514,885	16,956,960
First Abu Dhabi Bank PJSC	4,464,508	15,971,369
Multiply Group (a)	3,391,486	2,095,989
TOTAL UNITED ARAB EMIRATES		95,460,753
United Kingdom - 0.1%
AngloGold Ashanti PLC	424,038	11,830,292
United States of America - 0.1%
JBS SA	783,700	4,881,772
Legend Biotech Corp. ADR (a)	73,498	3,308,880
TOTAL UNITED STATES OF AMERICA		8,190,652
TOTAL COMMON STOCKS (Cost $6,993,899,376)		7,925,162,674

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	443,078	3,546,426
Korea (South) - 0.5%
Hyundai Motor Co. Ltd.	22,674	2,569,024
Hyundai Motor Co. Ltd. Series 2	36,594	4,241,778
LG Chemical Ltd.	7,805	1,178,933
LG H & H Co. Ltd.	70	7,391
Samsung Electronics Co. Ltd.	829,742	28,636,846
TOTAL KOREA (SOUTH)		36,633,972
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	5,794,540	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $46,582,618)		40,180,399

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	16,241

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $6,368,204)	6,386,000	6,369,637

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (g)	286,056,853	286,114,064
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	41,975,113	41,979,310
TOTAL MONEY MARKET FUNDS (Cost $328,093,374)		328,093,374

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $7,374,996,481)	8,299,822,325
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(80,923,696)
NET ASSETS - 100.0%	8,218,898,629

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,501	Dec 2024	253,518,825	1,561,811	1,561,811

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,324,073 or 5.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,369,637.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	205,361,646	1,431,489,501	1,350,752,143	11,404,871	15,060	-	286,114,064	0.6%
Fidelity Securities Lending Cash Central Fund 4.87%	83,815,387	371,887,474	413,723,551	774,645	-	-	41,979,310	0.2%
Total	289,177,033	1,803,376,975	1,764,475,694	12,179,516	15,060	-	328,093,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	723,174,783	100,957,958	622,216,824	1
Consumer Discretionary	1,078,541,071	154,480,947	924,060,124	-
Consumer Staples	398,348,598	105,743,426	292,605,171	1
Energy	365,389,640	122,886,991	242,502,634	15
Financials	1,854,458,776	555,007,902	1,299,450,871	3
Health Care	279,501,813	26,672,933	252,828,880	-
Industrials	530,132,278	87,743,364	442,388,914	-
Information Technology	1,865,646,116	11,154,063	1,854,492,053	-
Materials	516,381,541	168,444,982	347,595,210	341,349
Real Estate	126,589,701	51,960,304	74,629,397	-
Utilities	227,178,756	74,733,289	152,445,462	5

Corporate Bonds	16,241	-	16,241	-

Government Obligations	6,369,637	-	6,369,637	-

Money Market Funds	328,093,374	328,093,374	-	-
Total Investments in Securities:	8,299,822,325	1,787,879,533	6,511,601,418	341,374
Derivative Instruments: Assets
Futures Contracts	1,561,811	1,561,811	-	-
Total Assets	1,561,811	1,561,811	-	-
Total Derivative Instruments:	1,561,811	1,561,811	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,561,811	0
Total Equity Risk	1,561,811	0
Total Value of Derivatives	1,561,811	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $39,193,891) - See accompanying schedule:
Unaffiliated issuers (cost $7,046,903,107)	$7,971,728,951
Fidelity Central Funds (cost $328,093,374)	328,093,374

Total Investment in Securities (cost $7,374,996,481)		$8,299,822,325
Segregated cash with brokers for derivative instruments		1,021,522
Foreign currency held at value (cost $20,101,200)		19,592,686
Receivable for investments sold		1,608,223
Receivable for fund shares sold		20,333,193
Dividends receivable		8,357,042
Distributions receivable from Fidelity Central Funds		1,198,418
Other receivables		85,119
Total assets		8,352,018,528
Liabilities
Payable for investments purchased	$256,093
Payable for fund shares redeemed	5,003,746
Accrued management fee	524,602
Payable for daily variation margin on futures contracts	1,052,296
Deferred taxes	83,894,368
Other payables and accrued expenses	412,965
Collateral on securities loaned	41,975,829
Total liabilities		133,119,899
Net Assets		$8,218,898,629
Net Assets consist of:
Paid in capital		$8,251,482,407
Total accumulated earnings (loss)		(32,583,778)
Net Assets		$8,218,898,629
Net Asset Value, offering price and redemption price per share ($8,218,898,629 ÷ 738,238,545 shares)		$11.13
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$216,860,460
Interest		603,895
Income from Fidelity Central Funds (including $774,645 from security lending)		12,179,516
Income before foreign taxes withheld		$229,643,871
Less foreign taxes withheld		(24,435,390)
Total income		205,208,481
Expenses
Management fee	$5,570,358
Independent trustees' fees and expenses	19,761
Total expenses before reductions	5,590,119
Expense reductions	(114,779)
Total expenses after reductions		5,475,340
Net Investment income (loss)		199,733,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,064,479)	(242,558,314)
Fidelity Central Funds	15,060
Foreign currency transactions	(955,791)
Futures contracts	20,310,649
Total net realized gain (loss)		(223,188,396)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $58,859,848)	1,525,147,122
Assets and liabilities in foreign currencies	(345,567)
Futures contracts	11,514,920
Total change in net unrealized appreciation (depreciation)		1,536,316,475
Net gain (loss)		1,313,128,079
Net increase (decrease) in net assets resulting from operations		$1,512,861,220
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$199,733,141	$185,781,595
Net realized gain (loss)	(223,188,396)	(206,660,418)
Change in net unrealized appreciation (depreciation)	1,536,316,475	556,026,733
Net increase (decrease) in net assets resulting from operations	1,512,861,220	535,147,910
Distributions to shareholders	(186,938,129)	(144,831,374)

Share transactions
Proceeds from sales of shares	2,618,882,038	2,426,882,664
Reinvestment of distributions	145,618,506	115,318,941
Cost of shares redeemed	(2,182,911,933)	(1,855,775,506)

Net increase (decrease) in net assets resulting from share transactions	581,588,611	686,426,099
Total increase (decrease) in net assets	1,907,511,702	1,076,742,635

Net Assets
Beginning of period	6,311,386,927	5,234,644,292
End of period	$8,218,898,629	$6,311,386,927

Other Information
Shares
Sold	250,081,513	248,751,213
Issued in reinvestment of distributions	14,859,031	12,281,037
Redeemed	(208,876,486)	(190,452,525)
Net increase (decrease)	56,064,058	70,579,725

Financial Highlights
Fidelity® Emerging Markets Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$8.56	$12.64	$11.07	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.28	.29	.32	.28	.22
Net realized and unrealized gain (loss)	1.87	.63	(4.14)	1.48	.65
Total from investment operations	2.15	.92	(3.82)	1.76	.87
Distributions from net investment income	(.27)	(.23)	(.26)	(.19)	(.28)
Total distributions	(.27)	(.23)	(.26)	(.19)	(.28)
Net asset value, end of period	$11.13	$9.25	$8.56	$12.64	$11.07
Total Return C	23.63%	10.74%	(30.81)%	15.95%	8.54%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.07% F	.08%	.08%	.07% F	.08%
Expenses net of fee waivers, if any	.07 % F	.08%	.08%	.07% F	.08%
Expenses net of all reductions	.07% F	.07%	.07%	.07% F	.07%
Net investment income (loss)	2.68%	2.93%	2.97%	2.17%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$8,218,899	$6,311,387	$5,234,644	$6,441,516	$3,400,765
Portfolio turnover rate G	5%	7%	8%	5%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Global ex U.S. Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	94,191	1,724,500
ANZ Group Holdings Ltd.	1,194,695	24,348,498
APA Group unit	516,376	2,364,358
Aristocrat Leisure Ltd.	225,547	9,075,933
ASX Ltd.	77,341	3,293,725
BHP Group Ltd.	2,014,396	55,965,118
BlueScope Steel Ltd.	173,780	2,309,255
Brambles Ltd.	553,440	6,663,428
CAR Group Ltd.	142,934	3,520,612
Cochlear Ltd.	26,077	4,827,857
Coles Group Ltd.	533,314	6,155,242
Commonwealth Bank of Australia	664,488	61,979,724
Computershare Ltd.	211,862	3,662,554
Dexus unit unit	425,047	1,994,848
Endeavour Group Ltd.	600,100	1,845,976
Fortescue Ltd.	673,363	8,432,423
Glencore PLC	4,120,915	21,612,718
Goodman Group unit	679,382	16,223,299
Insurance Australia Group Ltd.	943,539	4,633,207
Macquarie Group Ltd.	144,073	21,804,927
Medibank Private Ltd.	1,085,326	2,550,714
Mineral Resources Ltd.	70,484	1,811,257
Mirvac Group unit	1,560,582	2,181,595
National Australia Bank Ltd.	1,228,147	31,127,545
Northern Star Resources Ltd.	457,706	5,311,400
Orica Ltd.	197,205	2,240,046
Origin Energy Ltd.	685,142	4,326,052
Pilbara Minerals Ltd. (a)(b)	1,127,094	2,087,589
Pro Medicus Ltd.	22,637	2,867,549
Qantas Airways Ltd. (a)	313,638	1,660,552
QBE Insurance Group Ltd.	597,272	6,743,274
Ramsay Health Care Ltd.	73,148	1,923,909
REA Group Ltd.	21,082	3,116,658
Reece Ltd.	90,713	1,351,679
Rio Tinto Ltd.	147,409	11,574,192
Rio Tinto PLC	447,700	28,933,967
Santos Ltd.	1,292,815	5,751,558
Scentre Group unit	2,073,043	4,752,798
SEEK Ltd.	140,349	2,280,139
Seven Group Holdings Ltd.	81,217	2,212,769
Sonic Healthcare Ltd.	182,615	3,217,737
South32 Ltd.	1,806,065	4,331,225
Stockland Corp. Ltd. unit	956,181	3,233,445
Suncorp Group Ltd.	506,967	5,946,854
Telstra Group Ltd.	1,609,610	4,029,537
The GPT Group	754,550	2,337,695
The Lottery Corp. Ltd.	876,872	2,865,167
Transurban Group unit	1,224,985	10,208,959
Treasury Wine Estates Ltd.	320,058	2,376,222
Vicinity Centres unit	1,521,072	2,162,386
Washington H. Soul Pattinson & Co. Ltd.	94,018	2,060,243
Wesfarmers Ltd.	450,814	19,831,803
Westpac Banking Corp.	1,374,839	28,874,098
WiseTech Global Ltd.	66,239	5,085,712
Woodside Energy Group Ltd.	754,608	11,876,367
Woolworths Group Ltd.	486,020	9,532,410
TOTAL AUSTRALIA		505,213,304
Austria - 0.1%
Erste Group Bank AG	133,354	7,505,188
Mondi PLC	13,366	215,023
Mondi PLC	163,701	2,649,107
OMV AG	57,893	2,399,276
Verbund AG	26,770	2,189,754
Voestalpine AG	42,427	879,157
TOTAL AUSTRIA		15,837,505
Belgium - 0.5%
Ageas	63,773	3,321,392
Anheuser-Busch InBev SA NV	356,857	21,158,556
D'ieteren Group	8,456	1,825,806
Elia Group SA/NV	11,814	1,122,507
Groupe Bruxelles Lambert SA	33,363	2,402,438
KBC Group NV	91,106	6,608,025
Lotus Bakeries SA	163	2,131,185
Sofina SA	6,158	1,504,453
Syensqo SA	29,294	2,263,339
UCB SA	50,289	9,671,289
Warehouses de Pauw	72,450	1,719,579
TOTAL BELGIUM		53,728,569
Brazil - 1.6%
Ambev SA	1,890,500	4,133,599
Atacadao SA	239,700	310,566
B3 SA - Brasil Bolsa Balcao	2,218,798	4,076,119
Banco Bradesco SA	644,215	1,419,727
Banco Bradesco SA (PN)	2,106,744	5,236,885
Banco BTG Pactual SA unit	470,600	2,647,323
Banco do Brasil SA	673,500	3,067,560
BB Seguridade Participacoes SA	276,100	1,636,760
BRF SA (a)	237,000	1,075,353
Caixa Seguridade Participacoes	231,600	576,907
CCR SA	401,500	850,797
Centrais Eletricas Brasileiras SA (Electrobras)	466,180	3,061,955
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	112,007	817,834
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	174,500	2,779,491
Companhia Energetica de Minas Gerais (CEMIG) (PN)	712,626	1,401,608
Companhia Paranaense de Energia-COPEL (PN-B)	428,100	726,472
Companhia Siderurgica Nacional SA (CSN)	253,300	515,723
Cosan SA	486,164	994,042
CPFL Energia SA	89,600	507,913
Embraer SA (a)	276,700	2,320,472
Energisa SA unit	96,600	721,045
ENGIE Brasil Energia SA	87,950	630,920
Equatorial Energia SA	489,114	2,717,629
Gerdau SA	547,748	1,733,949
Hapvida Participacoes e Investimentos SA (a)(c)	1,979,355	1,205,233
Hypera SA (a)	144,000	550,503
Inter & Co., Inc. Class A (b)	95,635	627,366
Itau Unibanco Holding SA	1,925,921	11,666,999
Itausa SA	2,166,080	3,975,524
Klabin SA unit	324,930	1,172,489
Localiza Rent a Car SA	365,642	2,657,766
Natura & Co. Holding SA	357,103	846,907
Nu Holdings Ltd. Class A (a)	1,178,223	17,779,385
PagSeguro Digital Ltd. (a)	78,472	630,915
Petroleo Brasileiro SA - Petrobras:
(ON)	1,489,609	10,064,891
(PN) (non-vtg.)	1,767,200	10,977,556
PRIO SA	315,800	2,238,662
Raia Drogasil SA	504,964	2,126,109
Rede D'Oregon Sao Luiz SA (c)	315,292	1,601,303
Rumo SA	514,200	1,770,067
Sendas Distribuidora SA (a)	538,700	697,965
StoneCo Ltd. Class A (a)	99,202	1,101,142
Suzano SA	308,138	3,185,907
Telefonica Brasil SA	163,500	1,488,806
TIM SA	334,000	957,934
Totvs SA	215,200	1,110,825
Ultrapar Participacoes SA	286,700	1,036,026
Vale SA	1,353,786	14,533,370
Vibra Energia SA	394,051	1,520,746
Weg SA	668,600	6,258,186
Wheaton Precious Metals Corp.	180,444	11,916,419
XP, Inc. Class A	146,171	2,552,146
Yara International ASA	65,130	1,958,601
TOTAL BRAZIL		162,170,397
Burkina Faso - 0.0%
Endeavour Mining PLC	73,482	1,643,936
Canada - 7.4%
Agnico Eagle Mines Ltd. (Canada)	198,009	17,091,049
Air Canada (a)	67,438	913,962
Alimentation Couche-Tard, Inc. (multi-vtg.)	304,086	15,857,855
AltaGas Ltd.	118,520	2,832,018
ARC Resources Ltd.	238,401	3,948,380
Bank of Montreal	289,576	26,388,051
Bank of Nova Scotia	488,025	25,127,671
Barrick Gold Corp. (Canada)	698,635	13,502,545
BCE, Inc.	28,973	934,103
Brookfield Asset Management Ltd. Class A	141,173	7,489,819
Brookfield Corp. (Canada) Class A	540,563	28,663,602
CAE, Inc. (a)	127,793	2,248,665
Cameco Corp.	172,807	9,030,371
Canadian Apartment Properties (REIT) unit	32,104	1,069,634
Canadian Imperial Bank of Commerce	374,346	23,420,318
Canadian National Railway Co.	213,516	23,056,078
Canadian Natural Resources Ltd.	845,693	28,759,697
Canadian Pacific Kansas City Ltd.	370,450	28,577,609
Canadian Tire Ltd. Class A (non-vtg.)	20,543	2,186,129
Canadian Utilities Ltd. Class A (non-vtg.)	53,275	1,364,063
CCL Industries, Inc. Class B	60,751	3,543,790
Cenovus Energy, Inc. (Canada)	553,815	8,905,748
CGI, Inc. Class A (sub. vtg.)	81,053	8,978,787
Constellation Software, Inc.	7,992	24,102,221
Constellation Software, Inc. warrants 3/31/40 (a)(d)	7,326	1
Descartes Systems Group, Inc. (Canada) (a)	33,523	3,482,675
Dollarama, Inc.	112,775	11,735,533
Element Fleet Management Corp.	159,051	3,254,471
Emera, Inc. (b)	114,653	4,331,345
Empire Co. Ltd. Class A (non-vtg.)	53,517	1,543,992
Enbridge, Inc.	864,343	34,912,666
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,222	10,217,342
FirstService Corp.	16,008	2,963,955
Fortis, Inc.	195,566	8,459,755
Franco-Nevada Corp.	76,602	10,168,120
George Weston Ltd.	23,711	3,760,961
Gildan Activewear, Inc.	59,522	2,912,938
Great-West Lifeco, Inc.	111,084	3,727,399
Hydro One Ltd. (c)	131,040	4,219,143
iA Financial Corp., Inc.	37,543	3,058,770
IGM Financial, Inc.	32,754	984,020
Imperial Oil Ltd.	74,654	5,570,834
Intact Financial Corp.	70,771	13,515,286
Ivanhoe Mines Ltd. (a)	267,703	3,539,636
Keyera Corp.	91,624	2,813,834
Kinross Gold Corp.	490,122	4,945,749
Loblaw Companies Ltd.	60,767	7,682,998
Magna International, Inc. (sub. vtg.)	108,930	4,300,558
Manulife Financial Corp.	708,525	20,695,739
MEG Energy Corp.	108,968	1,991,766
Metro, Inc.	85,435	5,073,882
National Bank of Canada	134,657	12,843,358
Nutrien Ltd.	196,853	9,386,340
Onex Corp. (sub. vtg.)	25,902	1,864,401
Open Text Corp.	105,731	3,171,133
Pan American Silver Corp.	142,998	3,343,997
Parkland Corp.	55,549	1,292,626
Pembina Pipeline Corp.	230,208	9,630,923
Power Corp. of Canada (sub. vtg.)	224,404	7,093,059
Quebecor, Inc. Class B (sub. vtg.)	63,535	1,582,044
RB Global, Inc.	72,998	6,185,851
Restaurant Brands International, Inc.	114,475	7,961,905
Restaurant Brands International, Inc. (b)	4,980	346,359
Rogers Communications, Inc. Class B (non-vtg.)	142,145	5,162,691
Royal Bank of Canada	561,578	67,916,917
Saputo, Inc.	100,333	1,913,919
Shopify, Inc. Class A (a)	480,380	37,578,906
Stantec, Inc.	45,420	3,684,228
Sun Life Financial, Inc.	229,703	12,736,073
Suncor Energy, Inc.	507,043	19,140,432
TC Energy Corp.	412,249	19,174,234
Teck Resources Ltd. Class B (sub. vtg.)	183,125	8,520,011
TELUS Corp.	194,366	3,072,500
TFI International, Inc. (Canada)	32,050	4,289,063
The Toronto-Dominion Bank	693,654	38,345,638
Thomson Reuters Corp.	62,393	10,212,941
TMX Group Ltd.	110,301	3,445,248
Toromont Industries Ltd.	32,403	2,862,476
Tourmaline Oil Corp.	139,998	6,454,176
West Fraser Timber Co. Ltd.	22,097	1,995,689
WSP Global, Inc.	49,508	8,849,108
TOTAL CANADA		807,911,779
Chile - 0.2%
Antofagasta PLC	157,300	3,513,024
Banco de Chile	18,068,059	2,104,827
Banco de Credito e Inversiones	35,572	1,043,384
Banco Santander Chile	26,181,342	1,300,053
Cencosud SA	513,878	1,065,791
Empresas CMPC SA	459,888	732,342
Empresas COPEC SA	156,816	990,070
Enel Americas SA	8,258,860	773,554
Enel Chile SA	10,627,122	563,953
Falabella SA (a)	348,521	1,251,010
LATAM Airlines Group SA	60,484,548	809,044
Lundin Mining Corp.	263,734	2,564,699
Sociedad Quimica y Minera de Chile SA (PN-B)	56,692	2,181,836
TOTAL CHILE		18,893,587
China - 8.2%
360 Security Technology, Inc. (A Shares)	154,800	210,302
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	65,500	150,170
AAC Technology Holdings, Inc.	283,500	1,145,058
Accelink Technologies Co. Ltd. (A Shares)	17,000	108,609
ACM Research Shanghai, Inc. (A Shares)	8,415	126,124
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	13,645	368,432
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	93,959
AECC Aviation Power Co. Ltd.	58,200	349,767
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	1,432,678
(H Shares)	10,819,000	5,315,879
Aier Eye Hospital Group Co. Ltd. (A Shares)	207,169	421,330
Air China Ltd.:
(A Shares) (a)	236,900	244,251
(H Shares) (a)(b)	236,000	132,826
Airtac International Group	56,043	1,556,319
Akeso, Inc. (a)(c)	241,000	1,942,448
Alibaba Group Holding Ltd.	6,040,512	73,889,447
Alibaba Health Information Technology Ltd. (a)(b)	2,216,000	1,120,670
Aluminum Corp. of China Ltd.:
(A shares)	638,400	683,545
(H Shares)	1,084,000	690,672
Amlogic Shanghai Co. Ltd. (A Shares)	8,978	87,732
Angel Yeast Co. Ltd. (A Shares)	19,600	100,296
Anhui Conch Cement Co. Ltd.:
(A Shares)	66,200	248,877
(H Shares)	548,000	1,591,854
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	3,400	90,182
(B Shares)	60,702	929,395
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	43,400	249,686
Anhui Kouzi Distillery Co. Ltd. (A Shares)	13,500	73,527
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	125,128
Anjoy Foods Group Co. Ltd. (A Shares)	6,700	80,689
Anker Innovations Technology Co. Ltd. (A Shares)	12,270	138,250
Anta Sports Products Ltd.	508,600	5,428,384
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	11,560	134,942
Autobio Diagnostics Co. Ltd.	21,900	138,484
Autohome, Inc. ADR Class A	25,869	726,919
Avary Holding Shenzhen Co. Ltd. (A Shares)	53,700	282,588
AviChina Industry & Technology Co. Ltd. (H Shares)	947,000	508,664
Avicopter PLC (A Shares)	17,100	100,934
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	128,400	148,915
Baidu, Inc. Class A (a)	907,044	10,350,125
Bank of Beijing Co. Ltd. (A Shares)	471,716	374,800
Bank of Changsha Co. Ltd. (A Shares)	104,200	124,866
Bank of Chengdu Co. Ltd. (A Shares)	77,600	168,093
Bank of China Ltd.:
(A Shares)	1,025,400	694,667
(H Shares)	31,298,000	14,854,967
Bank of Communications Co. Ltd.:
(A Shares)	730,700	730,434
(H Shares)	3,755,000	2,843,982
Bank of Hangzhou Co. Ltd. (A Shares)	161,980	315,565
Bank of Jiangsu Co. Ltd. (A Shares)	459,730	569,504
Bank of Nanjing Co. Ltd. (A Shares)	231,500	333,686
Bank of Ningbo Co. Ltd. (A Shares)	146,440	526,311
Bank of Shanghai Co. Ltd. (A Shares)	388,820	423,738
Bank of Suzhou Co. Ltd.	79,200	85,024
Baoshan Iron & Steel Co. Ltd. (A Shares)	505,300	463,559
BeiGene Ltd. (a)	276,371	4,352,720
Beijing Enlight Media Co. Ltd. (A Shares)	89,100	110,836
Beijing Enterprises Holdings Ltd.	203,000	665,098
Beijing Enterprises Water Group Ltd.	1,534,000	456,730
Beijing Kingsoft Office Software, Inc. (A Shares)	10,626	384,026
Beijing New Building Materials PLC (A Shares)	36,100	158,221
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	25,200	51,718
Beijing Roborock Technology Co. Ltd. (A Shares)	4,272	141,603
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	47,160	142,644
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	162,528
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	26,146	262,003
Beijing Yanjing Brewery Co. Ltd. (A Shares)	64,000	91,401
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,123,800	857,297
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	16,740	114,035
Bilibili, Inc. Class Z (a)	90,931	2,009,034
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,867	91,758
BOC Aviation Ltd. Class A (c)	84,100	652,281
BOC Hong Kong (Holdings) Ltd.	1,471,649	4,804,540
BOC International China Co. Ltd.	54,800	89,255
BOE Technology Group Co. Ltd. (A Shares)	880,300	577,574
Bosideng International Holdings Ltd.	1,516,000	850,090
By-Health Co. Ltd. (A Shares)	33,900	60,629
BYD Co. Ltd.:
(A Shares)	37,500	1,544,630
(H Shares)	421,000	15,205,939
BYD Electronic International Co. Ltd.	307,000	1,315,624
C&D International Investment Group Ltd. (b)	281,414	532,518
Caitong Securities Co. Ltd.	146,470	170,190
Cambricon Technologies Corp. Ltd. (A Shares) (a)	9,193	585,263
Cathay Biotech, Inc. (A Shares)	15,847	104,930
CGN Power Co. Ltd.:
(A Shares)	544,000	308,354
(H Shares) (c)	3,919,000	1,408,639
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	127,485
Changjiang Securities Co. Ltd. (A Shares)	227,500	225,859
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	117,608
Chaozhou Three-Circle Group Co. (A Shares)	41,300	215,600
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	49,200	130,173
China CITIC Bank Corp. Ltd.:
(A Shares)	200,300	183,994
(H Shares)	3,278,000	2,043,000
China Coal Energy Co. Ltd. (H Shares)	791,000	986,756
China Communications Services Corp. Ltd. (H Shares)	900,000	483,524
China Construction Bank Corp.:
(A Shares)	706,442	787,640
(H Shares)	37,556,000	29,152,340
China CSSC Holdings Ltd. (A Shares)	103,500	534,175
China Eastern Airlines Corp. Ltd. (A Shares) (a)	332,700	179,590
China Energy Engineering Corp. Ltd. (A Shares)	740,800	243,617
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	157,414
(H Shares)	2,302,000	778,119
China Feihe Ltd. (c)	1,489,000	1,123,814
China Galaxy Securities Co. Ltd.:
(A Shares)	166,700	341,145
(H Shares)	1,413,500	1,258,268
China Gas Holdings Ltd.	1,113,200	955,965
China Great Wall Securities Co. Ltd. (A Shares)	160,000	192,068
China Greatwall Technology Group Co. Ltd. (A Shares) (a)	71,700	159,464
China Hongqiao Group Ltd.	1,127,000	1,810,745
China Huishan Dairy Holdings Co. Ltd. (a)(d)	397,000	1
China International Capital Corp. Ltd.	53,100	264,291
China International Capital Corp. Ltd. (H Shares) (c)	636,400	1,150,166
China Jushi Co. Ltd. (A Shares)	110,322	175,246
China Life Insurance Co. Ltd.:
(A Shares)	34,700	204,260
(H Shares)	3,051,000	6,467,335
China Literature Ltd. (a)(c)	156,800	566,138
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	1,097,282
China Mengniu Dairy Co. Ltd.	1,247,000	2,792,607
China Merchants Bank Co. Ltd.:
(A Shares)	410,400	2,156,367
(H Shares)	1,621,751	7,936,084
China Merchants Energy Shipping Co. Ltd. (A Shares)	190,000	179,414
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	98,400	160,681
China Merchants Holdings International Co. Ltd.	510,655	839,780
China Merchants Securities Co. Ltd. (A Shares)	156,930	424,427
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	210,800	334,924
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	96,757
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	425,625
(H Shares)	2,709,800	1,006,470
China National Building Materials Co. Ltd. (H Shares)	1,835,000	780,685
China National Chemical Engineering Co. Ltd. (A Shares)	142,400	161,874
China National Medicines Corp. Ltd. (A Shares)	17,200	76,378
China National Nuclear Power Co. Ltd. (A Shares)	431,200	609,030
China National Software & Service Co. Ltd. (A Shares) (a)	19,630	125,236
China Northern Rare Earth Group High-Tech Co. Ltd.	79,700	239,851
China Oilfield Services Ltd. (H Shares)	688,000	643,739
China Oriental Group Co. Ltd. (H Shares)	107	17
China Overseas Land and Investment Ltd.	1,508,500	2,882,469
China Pacific Insurance (Group) Co. Ltd.	101,700	526,105
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,116,200	3,876,399
China Petroleum & Chemical Corp.:
(A Shares)	924,000	802,626
(H Shares)	9,478,000	5,338,867
China Power International Development Ltd.	1,726,248	741,080
China Railway Group Ltd.:
(A Shares)	811,500	731,199
(H Shares)	1,244,000	620,780
China Railway Signal & Communications Corp. (A Shares)	163,929	144,546
China Resource Gas Group Ltd.	365,400	1,408,847
China Resources Beer Holdings Co. Ltd.	645,162	2,389,871
China Resources Land Ltd.	1,278,634	4,262,245
China Resources Microelectronics Ltd. (A Shares)	29,035	205,347
China Resources Mixc Lifestyle Services Ltd. (c)	269,200	1,110,562
China Resources Pharmaceutical Group Ltd. (c)	717,500	507,507
China Resources Power Holdings Co. Ltd. (b)	752,523	1,810,192
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	28,470	180,237
China Ruyi Holdings Ltd. (a)(b)	2,448,000	601,104
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	762,393
(H Shares)	1,372,500	5,942,820
China Southern Airlines Ltd.:
(A Shares) (a)	165,000	142,988
(H Shares) (a)(b)	410,000	179,205
China State Construction Engineering Corp. Ltd. (A Shares)	947,660	802,370
China State Construction International Holdings Ltd.	801,250	1,176,031
China Taiping Insurance Group Ltd.	576,177	992,436
China Three Gorges Renewables Group Co. Ltd. (A Shares)	731,600	488,888
China Tourism Group Duty Free Corp. Ltd. (A Shares)	50,200	478,753
China Tower Corp. Ltd. (H Shares) (c)	17,758,000	2,396,106
China United Network Communications Ltd. (A Shares)	707,400	495,937
China Vanke Co. Ltd.:
(A Shares) (a)	198,600	259,589
(H Shares) (a)(b)	889,600	846,954
China XD Electric Co. Ltd. (A Shares)	103,000	119,523
China Yangtze Power Co. Ltd. (A Shares)	562,430	2,179,685
China Zheshang Bank Co. Ltd.	508,950	203,114
Chongqing Brewery Co. Ltd. (A Shares)	15,800	128,994
Chongqing Changan Automobile Co. Ltd. (A Shares)	188,290	350,362
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	278,700	218,485
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	53,400	213,091
Chow Tai Fook Jewellery Group Ltd.	764,000	723,625
CITIC Pacific Ltd.	2,321,000	2,726,271
CITIC Pacific Special Steel Group Co. Ltd.	75,100	127,833
CITIC Securities Co. Ltd.:
(A Shares)	204,630	807,173
(H Shares) (b)	768,675	2,122,958
Cmoc Group Ltd.:
(A Shares)	463,700	492,062
(H Shares)	1,455,000	1,204,397
CNGR Advanced Material Co. Ltd.	18,340	98,864
CNOOC Energy Technology & Services Ltd. (A Shares)	150,500	92,288
CNPC Capital Co. Ltd. (A Shares)	223,000	277,092
Contemporary Amperex Technology Co. Ltd.	101,580	3,524,294
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	75,124
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	95,000	174,801
(H Shares)	472,000	451,742
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	464,620	951,394
(H Shares)	936,150	1,386,378
CRRC Corp. Ltd.:
(A Shares)	1,176,900	1,375,022
(H Shares)	901,000	583,189
CSC Financial Co. Ltd. (A Shares)	95,200	340,171
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	37,020	132,962
CSPC Pharmaceutical Group Ltd.	3,320,640	2,458,380
Daqin Railway Co. Ltd. (A Shares)	444,700	407,004
Datang International Power Generation Co. Ltd. (A Shares)	324,200	134,316
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	110,122
Dongfang Electric Corp. Ltd. (A Shares)	61,400	136,037
Dongxing Securities Co. Ltd. (A Shares)	108,400	167,563
East Money Information Co. Ltd. (A Shares)	364,489	1,186,288
Eastroc Beverage Group Co. Ltd. (A Shares)	10,010	298,069
Ecovacs Robotics Co. Ltd. Class A	15,200	111,425
Empyrean Technology Co. Ltd. (A Shares)	9,100	127,754
ENN Energy Holdings Ltd.	314,500	2,215,745
ENN Natural Gas Co. Ltd. (A Shares)	60,000	154,717
Eoptolink Technology, Inc. Ltd. (A Shares)	15,300	277,298
Eve Energy Co. Ltd. (A shares)	45,524	310,657
Everbright Securities Co. Ltd. (A Shares)	86,400	210,328
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	259,443	91,989
Far East Horizon Ltd.	739,000	515,814
FAW Jiefang Group Co. Ltd. (A Shares)	74,400	90,091
Flat Glass Group Co. Ltd. (A Shares)	53,900	217,898
Focus Media Information Technology Co. Ltd. (A Shares)	317,140	321,368
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	103,377	636,209
Fosun International Ltd.	932,500	529,418
Founder Securities Co. Ltd. (A Shares)	186,400	226,592
Foxconn Industrial Internet Co. Ltd. (A Shares)	305,596	1,024,577
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	95,600	764,667
(H Shares) (c)	185,200	1,310,030
GalaxyCore, Inc. (A Shares)	49,802	107,790
Ganfeng Lithium Group Co. Ltd. (A Shares)	46,220	220,538
GCL Technology Holdings Ltd. (a)	8,625,000	1,904,462
GD Power Development Co. Ltd. (A Shares)	445,100	302,682
Geely Automobile Holdings Ltd.	2,418,000	4,250,602
GEM Co. Ltd. (A Shares)	118,800	116,433
Genscript Biotech Corp. (a)(b)	470,000	718,900
GF Securities Co. Ltd.:
(A Shares)	139,500	317,418
(H Shares)	144,000	204,569
Giant Biogene Holding Co. Ltd. (c)	125,000	847,793
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	14,384	181,463
Ginlong Technologies Co. Ltd. (A Shares)	8,900	90,313
GoerTek, Inc. (A Shares)	76,300	250,400
Goldwind Science & Technology Co. Ltd. (A Shares)	103,982	159,058
Goneo Group Co. Ltd. (A Shares)	15,080	154,455
Gotion High-tech Co. Ltd. (A Shares)	38,500	122,954
Great Wall Motor Co. Ltd.:
(A Shares)	69,400	255,452
(H Shares)	892,000	1,418,440
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	64,900	396,933
GRG Banking Equipment Co. Ltd. (A Shares)	57,600	99,527
Guangdong Haid Group Co. Ltd. (A Shares)	36,900	227,537
Guangdong Investment Ltd.	1,128,000	718,059
Guanghui Energy Co. Ltd. (A Shares)	151,500	162,559
Guangzhou Automobile Group Co. Ltd.	159,600	179,188
Guangzhou Automobile Group Co. Ltd. (H Shares) (b)	992,000	347,731
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	51,700	70,405
Guangzhou Baiyunshan Pharma Health (A Shares)	45,000	176,688
Guangzhou Haige Communications Group (A Shares)	45,300	71,993
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	42,420	112,883
Guolian Securities Co. Ltd.	55,900	96,607
Guosen Securities Co. Ltd. (A Shares)	151,000	244,805
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	114,621
(H Shares) (b)(c)	322,800	472,930
Guoyuan Securities Co. Ltd. (A Shares)	132,300	157,456
H World Group Ltd. ADR	80,362	2,948,482
Haidilao International Holding Ltd. (c)	658,000	1,327,134
Haier Smart Home Co. Ltd.	879,600	3,192,268
Haier Smart Home Co. Ltd. (A Shares)	235,229	966,373
Hainan Airlines Co. Ltd. (A Shares) (a)	948,700	184,352
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	251,200	124,373
Haitian International Holdings Ltd.	254,000	702,559
Haitong Securities Co. Ltd.:
(A Shares)	188,500	312,229
(H Shares) (b)	1,136,000	946,178
Hanergy Mobile Energy Holding (a)(d)	576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)	55,148	144,715
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	24,100	97,027
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	47,600	206,936
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	4,600	40,687
(H Shares) (b)(c)	12,600	56,889
Hansoh Pharmaceutical Group Co. Ltd. (c)	476,000	1,109,818
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	28,200	81,977
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	69,882
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	55,000	138,048
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	93,600	327,420
Hengan International Group Co. Ltd.	267,500	789,890
Hengli Petrochemical Co. Ltd. (A Shares)	157,200	303,497
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	127,306
Hengyi Petrochemical Co. Ltd. (A Shares)	73,630	66,075
Hisense Electric Co. Ltd. (A Shares)	26,900	84,322
Hisense Home Appliances Group Co. Ltd.:
(A Shares)	97,000	382,135
(H Shares)	59,000	186,929
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,600	334,440
HLA Group Corp. Ltd. (A Shares)	113,400	90,712
Hoshine Silicon Industry Co. Ltd. (A Shares)	21,400	177,696
Hua Hong Semiconductor Ltd. (b)(c)	265,000	741,178
Huadian Power International Corp. Ltd.:
(A Shares)	21,700	17,588
(H Shares)	264,000	131,172
Huadong Medicine Co. Ltd. (A Shares)	38,660	179,481
Huafon Chemical Co. Ltd. (A Shares) (d)	114,300	130,227
Huagong Tech Co. Ltd. (A Shares)	22,800	125,739
Huaibei Mining Holdings Co. Ltd. (A Shares)	61,600	133,866
Hualan Biological Engineer, Inc. (A Shares)	41,350	95,789
Huaneng Lancang River Hydropower, Inc. (A Shares)	152,600	208,941
Huaneng Power International, Inc.:
(A Shares)	309,900	316,058
(H Shares)	1,524,000	816,555
Huatai Securities Co. Ltd.:
(A Shares)	66,400	164,488
(H Shares) (c)	691,800	1,170,987
Huaxia Bank Co. Ltd. (A Shares)	286,000	284,141
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	142,165
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	80,192
Huizhou Desay SV Automotive Co. Ltd.	12,400	211,899
Humanwell Healthcare Group Co. Ltd. (A Shares)	38,100	115,306
Hunan Valin Steel Co. Ltd. (A Shares)	139,500	91,990
Hundsun Technologies, Inc. (A Shares)	51,777	194,680
Hwatsing Technology Co. Ltd. (A Shares)	5,536	149,682
Hygon Information Technology Co. Ltd. (A Shares)	53,840	970,666
IEIT Systems Co. Ltd. (A Shares)	32,012	209,226
iFlytek Co. Ltd. (A Shares)	53,300	343,193
IMEIK Technology Development Co. Ltd. (A Shares)	6,720	200,712
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,790,200	1,520,455
(H Shares)	27,167,000	16,296,303
Industrial Bank Co. Ltd. (A Shares)	506,100	1,300,486
Industrial Securities Co. Ltd. (A Shares)	186,940	171,536
Ingenic Semiconductor Co. Ltd. (A Shares)	9,900	101,267
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	148,200	582,224
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	978,800	235,108
Inner Mongolia Dian Tou Energy Corp. Ltd.	67,700	191,129
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	98,605
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	521,000	1,207,794
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	78,600	74,584
Innovent Biologics, Inc. (a)(c)	480,500	2,088,818
iQIYI, Inc. ADR (a)	181,471	473,639
iSoftStone Information Technology Group Co. Ltd. (A Shares)	21,450	203,976
JA Solar Technology Co. Ltd. (A Shares)	72,996	198,548
JCET Group Co. Ltd. (A Shares)	37,800	210,789
JCHX Mining Management Co. Ltd. (A Shares)	14,200	79,733
JD Health International, Inc. (a)(c)	445,600	1,594,959
JD Logistics, Inc. (a)(c)	795,600	1,618,951
JD.com, Inc. Class A	981,767	19,909,476
Jiangsu Eastern Shenghong Co. Ltd.	139,600	155,049
Jiangsu Expressway Co. Ltd. (H Shares)	456,000	458,856
Jiangsu Hengli Hydraulic Co. Ltd.	28,772	209,227
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	147,048	964,285
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	27,900	172,387
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	20,700	77,086
Jiangsu Phoenix Publishing & Media Corp. Ltd.	53,500	75,641
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	33,500	378,643
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	7,800	63,383
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	91,781
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	101,457
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	162,503
Jiangxi Copper Co. Ltd.:
(A Shares)	70,300	214,124
(H Shares)	407,000	684,619
Jinduicheng Molybdenum Co. Ltd. (A Shares)	90,700	136,701
Jinko Solar Co. Ltd. (A Shares)	220,168	293,326
Jointown Pharmaceutical Group (A Shares)	112,749	81,924
Juneyao Airlines Co. Ltd. (A shares)	42,800	76,782
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	2,866	0
Kanzhun Ltd. ADR	104,000	1,513,200
KE Holdings, Inc. ADR	257,503	5,647,041
Kingdee International Software Group Co. Ltd. (a)	1,221,000	1,278,211
Kingsoft Corp. Ltd.	366,200	1,262,016
Kuaishou Technology Class B (a)(c)	934,300	5,505,838
Kuang-Chi Technologies Co. Ltd. (A Shares)	45,500	270,977
Kunlun Energy Co. Ltd.	1,546,000	1,466,168
Kunlun Tech Co. Ltd. (A Shares)	26,500	150,928
Kweichow Moutai Co. Ltd. (A Shares)	29,400	6,312,314
Lb Group Co. Ltd. (A Shares)	56,100	148,595
Lenovo Group Ltd.	3,214,000	4,238,099
Lens Technology Co. Ltd. (A Shares)	106,900	337,368
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	63,332
Li Auto, Inc. Class A (a)	491,664	6,182,723
Li Ning Co. Ltd.	933,500	1,904,722
Liaoning Port Co. Ltd. (A Shares)	841,200	182,180
Lingyi iTech Guangdong Co. (A Shares)	150,800	190,011
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	76,712
Longfor Properties Co. Ltd. (c)	799,595	1,295,349
LONGi Green Energy Technology Co. Ltd.	176,668	490,490
Luxshare Precision Industry Co. Ltd. (A Shares)	166,147	978,547
Luzhou Laojiao Co. Ltd. (A Shares)	34,000	648,041
Mango Excellent Media Co. Ltd. (A Shares)	41,100	144,849
Maxscend Microelectronics Co. Ltd. (A Shares)	15,452	207,050
Meihua Holdings Group Co. Ltd. (A Shares)	120,400	160,178
Meituan Class B (a)(c)	1,979,510	46,776,560
Metallurgical Corp. China Ltd.:
(A Shares)	255,700	120,007
(H Shares)	920,000	197,550
Midea Group Co. Ltd.:
(A Shares)	84,200	843,754
(H Shares) (b)	144,400	1,346,012
MINISO Group Holding Ltd. (b)	145,220	727,748
MMG Ltd. (a)	1,676,000	589,924
Montage Technology Co. Ltd. (A Shares)	24,805	238,178
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	125,940	772,559
Nanjing Iron & Steel Co. Ltd.	138,400	84,428
Nanjing Securities Co. Ltd. (A Shares)	88,600	112,920
NARI Technology Co. Ltd. (A Shares)	195,505	714,119
National Silicon Industry Group Co. Ltd. (A Shares)	86,406	271,947
NAURA Technology Group Co. Ltd.	12,400	682,352
NetEase, Inc.	768,395	12,362,554
New China Life Insurance Co. Ltd.	36,900	248,932
New China Life Insurance Co. Ltd. (H Shares)	375,500	1,267,221
New Hope Liuhe Co. Ltd. (A Shares) (a)	103,800	143,009
New Oriental Education & Technology Group, Inc.	593,010	3,711,091
Ninestar Corp. (A Shares) (a)	40,000	158,147
Ningbo Deye Technology Co. Ltd. (A Shares)	12,740	169,546
Ningbo Joyson Electronic Corp. (A shares)	48,100	112,397
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,800	125,644
Ningbo Sanxing Medical Electric Co. Ltd.	36,500	158,623
Ningbo Tuopu Group Co. Ltd. (A Shares)	44,205	268,548
Ningxia Baofeng Energy Group Co. Ltd.	169,200	377,862
NIO, Inc. (A Shares) (a)	535,936	2,756,553
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	797,800	2,972,490
Offshore Oil Enginering Co. Ltd. (A Shares)	106,500	81,162
OFILM Group Co. Ltd. (A Shares) (a)	74,900	185,128
Oppein Home Group, Inc. (A Shares)	14,460	143,054
Orient Securities Co. Ltd. (A Shares)	168,708	249,666
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	191,700	77,482
PDD Holdings, Inc. ADR (a)	275,818	33,260,893
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	140,576
(H Shares)	3,602,000	1,818,126
PetroChina Co. Ltd.:
(A Shares)	525,000	596,825
(H Shares)	8,378,000	6,291,163
Pharmaron Beijing Co. Ltd.:
(A Shares)	12,300	50,499
(H Shares) (b)(c)	92,100	178,161
PICC Property & Casualty Co. Ltd. (H Shares)	2,748,933	4,170,051
Ping An Bank Co. Ltd. (A Shares)	443,400	709,827
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,996,884
(H Shares)	2,668,000	16,530,354
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	56,400	80,418
Piotech, Inc. (A Shares)	5,909	133,497
Poly Developments & Holdings (A Shares)	265,700	403,893
Pop Mart International Group Ltd. (c)	211,800	1,914,860
Postal Savings Bank of China Co. Ltd.	436,700	319,980
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	3,471,000	1,993,332
Power Construction Corp. of China Ltd. (A Shares)	390,200	302,046
Prosus NV	562,983	23,726,847
Prosus NV rights (a)(e)	562,983	61,238
Qifu Technology, Inc. ADR	46,010	1,509,588
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	126,000	317,633
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	34,200	153,646
Rockchip Electronics Co. Ltd.	9,800	121,349
Rongsheng Petrochemical Co. Ltd. (A Shares)	226,550	300,145
SAIC Motor Corp. Ltd. (A Shares)	164,000	296,613
Sailun Group Co. Ltd. A Shares	72,900	148,404
Sanan Optoelectronics Co. Ltd. (A Shares)	110,600	213,115
Sany Heavy Industry Co. Ltd. (A Shares)	213,600	548,142
Satellite Chemical Co. Ltd. (A Shares)	89,199	236,988
SDIC Capital Co. Ltd.	140,200	156,255
SDIC Power Holdings Co. Ltd. (A Shares)	167,600	358,259
Seres Group Co. Ltd. (A Shares) (a)	34,200	560,208
SF Holding Co. Ltd. (A Shares)	112,400	706,597
SG Micro Corp. (A Shares)	9,847	123,281
Shaanxi Coal Industry Co. Ltd. (A Shares)	222,600	772,181
Shan Xi Hua Yang Group New Energy Co. Ltd.	82,650	86,910
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	352,534
(H Shares) (c)	276,500	547,770
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	15,100	96,493
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	44,320	142,767
Shandong Linglong Tyre Co. Ltd. (A Shares)	33,300	90,981
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	135,705
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	102,419
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,016,000	628,778
Shanghai Baosight Software Co. Ltd.	515,511	780,287
Shanghai Baosight Software Co. Ltd. (A Shares)	14,342	54,162
Shanghai Electric Group Co. Ltd. (A Shares) (a)	265,500	336,394
Shanghai Electric Power Co. Ltd. (A Shares)	68,200	91,505
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	136,000	258,622
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	4,270	113,404
Shanghai International Airport Co. Ltd. (A Shares)	27,600	135,617
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	172,058
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	89,641
Shanghai M&G Stationery, Inc. (A Shares)	25,600	104,328
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	108,300	294,764
(H Shares)	193,300	298,764
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	663,300	918,691
Shanghai Putailai New Energy Technology Co. Ltd.	42,380	100,163
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	158,869
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	252,300	274,933
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	18,747	322,037
Shanghai Zhangjiang High Ltd. (A Shares)	35,100	141,090
Shanjin International Gold Co. (A Shares)	59,540	149,988
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	45,200	84,391
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	67,600	138,467
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	28,220	796,992
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	126,970	146,931
Shenergy Co. Ltd. (A Shares)	114,200	138,396
Shengyi Technology Co. Ltd.	54,600	157,194
Shennan Circuits Co. Ltd. (A Shares)	10,700	156,810
Shenwan Hongyuan Group Co. Ltd. (A Shares)	549,400	410,848
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	84,808
Shenzhen Energy Group Co. Ltd. (A Shares)	107,820	100,954
Shenzhen Goodix Technology Co. Ltd. (A Shares)	10,600	133,492
Shenzhen Inovance Technology Co. Ltd. (A Shares)	30,650	239,227
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	27,900	1,044,930
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	162,876
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	104,919
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	28,015	375,153
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	64,828
Shenzhou International Group Holdings Ltd.	326,800	2,523,553
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	38,060	90,966
Sichuan Chuantou Energy Co. Ltd. (A Shares)	134,836	317,166
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	37,000	166,999
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	194,640	209,281
Sieyuan Electric Co. Ltd. (A Shares)	16,900	181,430
Silergy Corp.	129,000	2,007,871
Sinolink Securities Co. Ltd. (A Shares)	92,300	118,623
Sinoma International Engineering Co. Ltd. (A Shares)	60,700	88,063
Sinopharm Group Co. Ltd. (H Shares)	524,000	1,305,437
Sinotruk Hong Kong Ltd.	264,500	713,907
SITC International Holdings Co. Ltd.	537,000	1,517,729
Smoore International Holdings Ltd. (b)(c)	736,000	960,885
Soochow Securities Co. Ltd. (A Shares)	96,649	110,528
Southwest Securities Co. Ltd. (A Shares)	132,600	89,586
Spring Airlines Co. Ltd. (A Shares)	27,400	211,854
Sungrow Power Supply Co. Ltd. (A Shares)	48,160	613,608
Sunny Optical Technology Group Co. Ltd.	285,000	1,853,924
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	115,446
SUPCON Technology Co. Ltd. (A Shares)	18,477	125,026
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	38,200	168,135
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	8,076	131,685
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	11,900	212,182
TAL Education Group ADR (a)	162,651	1,808,679
TBEA Co. Ltd. (A Shares)	116,900	232,131
TCL Technology Group Corp. (A Shares)	439,160	327,175
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	88,500	157,731
Tencent Holdings Ltd.	2,601,000	135,621,682
Tencent Music Entertainment Group ADR	299,095	3,328,927
Tian Di Science & Technology Co. Ltd. (A Shares)	94,200	81,356
Tianqi Lithium Corp. (A Shares)	32,800	165,074
Tianshan Aluminum Group Co. Ltd.	109,400	127,098
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	121,051
Tingyi (Cayman Islands) Holding Corp.	792,000	1,155,444
Tongcheng Travel Holdings Ltd.	513,200	1,161,079
TongFu Microelectronics Co. Ltd. (A Shares)	34,800	131,341
Tongkun Group Co. Ltd. (A Shares)	49,100	81,247
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	331,100	157,524
Tongwei Co. Ltd. (A Shares)	100,200	434,268
Topsports International Holdings Ltd. (c)	883,000	294,214
TravelSky Technology Ltd. (H Shares)	384,000	538,209
Trina Solar Co. Ltd. (A Shares)	48,382	170,335
Trip.com Group Ltd. (a)	220,005	14,158,314
Tsingtao Brewery Co. Ltd.:
(A Shares)	35,500	334,465
(H Shares)	226,000	1,455,234
Unigroup Guoxin Microelectronics Co. Ltd.	18,479	173,145
Unisplendour Corp. Ltd. (A Shares)	62,220	228,304
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,000	87,623
Victory Giant Technology Huizhou Co. Ltd. (A Shares)	22,600	141,355
Vipshop Holdings Ltd. ADR	147,217	2,125,813
Wanda Film Holding Co. Ltd. (A Shares) (a)	49,900	84,633
Wanhua Chemical Group Co. Ltd. (A Shares)	72,500	767,271
Want Want China Holdings Ltd.	1,863,000	1,159,282
Weichai Power Co. Ltd.:
(A Shares)	150,200	281,902
(H Shares)	774,600	1,170,469
Weihai Guangwei Composites Co. Ltd. (A Shares)	25,720	126,395
Wens Foodstuffs Group Co. Ltd. (A Shares)	149,200	390,582
Western Mining Co. Ltd. (A Shares)	57,100	141,083
Western Securities Co. Ltd. (A Shares)	93,900	108,010
Western Superconducting Technologies Co. Ltd. (A Shares)	18,859	133,489
Wharf Holdings Ltd.	424,000	1,201,362
Will Semiconductor Ltd.	28,250	424,826
Wilmar International Ltd.	766,693	1,850,618
Wingtech Technology Co. Ltd. (A Shares)	26,800	163,911
Wintime Energy Group Co. Ltd. (A Shares)	564,400	111,319
Wuhan Guide Infrared Co. Ltd. (A Shares)	83,044	103,405
Wuliangye Yibin Co. Ltd. (A Shares)	91,600	1,890,633
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	42,530	241,220
WuXi AppTec Co. Ltd.	51,948	379,884
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	143,000	950,997
Wuxi Biologics (Cayman), Inc. (a)(c)	1,389,500	2,951,858
XCMG Construction Machinery Co. Ltd. (A Shares)	271,800	296,253
Xiamen C&D, Inc. (A Shares)	65,100	85,253
Xiamen Tungsten Co. Ltd. (A Shares)	32,200	87,940
Xiaomi Corp. Class B (a)(c)	6,109,200	20,953,921
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	39,264	179,201
Xinyi Solar Holdings Ltd.	1,969,446	1,010,063
XPeng, Inc. Class A (a)	486,026	2,746,183
Yadea Group Holdings Ltd. (c)	484,516	836,883
Yankuang Ener-A:
(A Shares)	173,485	375,999
(H Shares) (b)	1,200,500	1,562,027
Yantai Jereh Oilfield Services (A Shares)	24,000	113,053
Yealink Network Technology Corp. Ltd.	27,160	148,682
Yifeng Pharmacy Chain Co. Ltd.	26,062	86,907
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	32,600	149,262
Yonyou Network Technology Co. Ltd. (A Shares) (a)	77,030	122,968
Youngor Fashion Co. Ltd. (A Shares)	112,893	119,244
YTO Express Group Co. Ltd. (A Shares)	74,000	170,691
Yum China Holdings, Inc.	155,213	6,846,445
Yunnan Aluminium Co. Ltd. (A Shares)	75,600	150,720
Yunnan Baiyao Group Co. Ltd. (A Shares)	41,480	333,053
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	102,400	82,885
Yunnan Energy New Material Co. Ltd.	21,000	105,012
Yunnan Tin Co. Ltd. (A Shares)	39,200	83,870
Yunnan Yuntianhua Co. Ltd. (Series A)	41,500	134,258
Yutong Bus Co. Ltd.	51,300	174,654
Zangge Mining Co. Ltd. (Series A)	36,300	146,048
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	13,898	458,420
Zhaojin Mining Industry Co. Ltd. (H Shares) (b)	586,000	1,026,928
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	167,966	111,468
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	187,950
Zhejiang Chint Electric Co. Ltd. (A Shares)	65,200	214,044
Zhejiang Dahua Technology Co. Ltd. (A Shares)	88,500	204,055
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	13,500	96,197
Zhejiang Expressway Co. Ltd. (H Shares)	654,880	433,881
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	87,971
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	39,510	172,186
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	28,400	143,691
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	169,099
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	202,300	798,603
Zhejiang Longsheng Group Co. Ltd. (A Shares)	77,500	109,555
Zhejiang NHU Co. Ltd. (A Shares)	65,380	208,315
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	40,500	124,020
Zhejiang Supor Cookware Co. Ltd.	12,100	88,951
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	49,000	142,389
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	102,510
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	50,300	105,368
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	252,300	208,210
Zheshang Securities Co. Ltd.	89,300	162,010
Zhongji Innolight Co. Ltd. (A Shares)	25,900	511,588
Zhongjin Gold Co. Ltd. (A Shares)	107,400	213,315
Zhongsheng Group Holdings Ltd. Class H	319,000	490,555
Zhongtai Securities Co. Ltd. (A Shares)	132,800	127,018
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	29,654	202,752
(H Shares)	182,300	699,570
Zijin Mining Group Co. Ltd.:
(A Shares)	342,200	802,406
(H Shares)	2,416,000	5,146,253
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	186,700	182,401
ZTE Corp.:
(A Shares)	28,500	120,918
(H Shares)	414,280	1,031,090
ZTO Express, Inc.	167,891	3,872,090
TOTAL CHINA		893,536,134
Colombia - 0.0%
Bancolombia SA	102,172	872,742
Interconexion Electrica SA ESP	169,665	674,021
TOTAL COLOMBIA		1,546,763
Czech Republic - 0.0%
CEZ A/S	63,372	2,455,614
Komercni Banka A/S	30,184	1,042,531
MONETA Money Bank A/S (c)	106,284	529,642
TOTAL CZECH REPUBLIC		4,027,787
Denmark - 2.1%
A.P. Moller - Maersk A/S:
Series A	969	1,473,759
Series B	1,978	3,128,730
Carlsberg A/S Series B	38,008	4,200,405
Coloplast A/S Series B	50,056	6,242,265
Danske Bank A/S	273,243	8,056,540
Demant A/S (a)	38,914	1,427,693
DSV A/S	81,178	17,643,660
Genmab A/S (a)	25,030	5,605,652
Novo Nordisk A/S Series B	1,279,032	143,462,640
Novonesis (NOVOZYMES) B Series B	139,935	8,768,192
ORSTED A/S (a)(c)	75,259	4,397,402
Pandora A/S	32,594	4,914,468
Rockwool International A/S Series B	3,664	1,578,281
Tryg A/S	132,914	3,130,124
Vestas Wind Systems A/S (a)	401,831	7,657,829
Zealand Pharma A/S (a)	25,120	2,895,609
TOTAL DENMARK		224,583,249
Egypt - 0.0%
Commercial International Bank SAE	935,988	1,529,705
Eastern Co. SAE	503,596	280,862
Talaat Moustafa Group Holding	338,289	408,504
TOTAL EGYPT		2,219,071
Finland - 0.6%
Elisa Corp. (A Shares)	57,273	2,726,191
Fortum Corp.	179,014	2,634,595
Kesko Oyj	110,115	2,355,426
Kone OYJ (B Shares)	135,146	7,388,474
Metso Corp.	249,058	2,358,567
Neste OYJ	168,449	2,704,620
Nokia Corp.	2,119,881	10,031,331
Nordea Bank Abp (Helsinki Stock Exchange)	1,252,481	14,662,780
Orion Oyj (B Shares)	42,550	2,066,570
Sampo Oyj (A Shares)	199,761	8,843,704
Stora Enso Oyj (R Shares)	233,596	2,596,841
UPM-Kymmene Corp.	213,475	6,253,346
Wartsila Corp.	200,278	3,814,595
TOTAL FINLAND		68,437,040
France - 5.7%
Accor SA	77,610	3,516,949
Aeroports de Paris SA	13,391	1,584,787
Air Liquide SA	60,830	10,906,904
Air Liquide SA	159,220	28,548,369
Airbus Group NV	235,994	35,998,815
Alstom SA (a)	136,281	2,997,701
Amundi SA (c)	23,621	1,708,634
Arkema SA	22,333	1,951,920
AXA SA	720,840	27,066,915
bioMerieux SA	16,556	1,845,901
BNP Paribas SA	403,851	27,580,613
Bollore SA	280,289	1,748,512
Bouygues SA	75,445	2,415,182
Bureau Veritas SA	126,206	3,986,628
Capgemini SA	61,714	10,706,197
Carrefour SA	213,370	3,388,517
Compagnie de St.-Gobain	180,211	16,342,425
Compagnie Generale des Etablissements Michelin SCA Series B	269,478	9,107,150
Covivio	22,199	1,262,886
Credit Agricole SA	418,084	6,408,431
Danone SA	256,384	18,315,700
Dassault Aviation SA	7,931	1,598,573
Dassault Systemes SA	265,524	9,087,607
Edenred SA	98,245	3,157,890
Eiffage SA	28,850	2,681,870
Engie SA	202,100	3,387,503
Engie SA	522,127	8,751,641
EssilorLuxottica SA	118,020	27,652,245
Eurazeo SA	17,972	1,367,456
Gecina SA	18,046	1,924,676
Getlink SE	119,792	2,030,784
Hermes International SCA	12,578	28,375,886
Ipsen SA	14,937	1,818,120
Kering SA	29,617	7,397,458
Klepierre SA	85,073	2,716,920
L'Oreal SA	25,300	9,491,813
L'Oreal SA	4,395	1,648,874
L'Oreal SA	65,867	24,711,352
La Francaise des Jeux SAEM (c)	40,262	1,715,012
Legrand SA	104,514	11,796,333
LVMH Moet Hennessy Louis Vuitton SE	109,243	72,725,310
Orange SA	740,154	8,131,111
Pernod Ricard SA	80,705	10,029,649
Publicis Groupe SA	90,973	9,669,969
Renault SA	75,623	3,446,649
Rexel SA	90,336	2,474,262
Safran SA	135,739	30,726,654
Sartorius Stedim Biotech	11,491	2,291,128
SEB SA	10,020	1,050,688
Societe Generale Series A	286,955	8,241,774
Sodexo SA	32,572	2,827,329
Sodexo SA	2,224	193,049
Teleperformance	21,675	2,284,609
Thales SA	37,654	6,067,948
TotalEnergies SE	856,648	53,759,547
Unibail-Rodamco-Westfield NV	47,137	3,839,343
Veolia Environnement SA	273,754	8,691,608
VINCI SA	198,493	22,235,329
Vivendi SA	287,604	3,063,967
TOTAL FRANCE		620,451,072
Germany - 5.3%
adidas AG	64,417	15,427,310
Allianz SE	155,486	48,947,827
BASF AG	355,093	17,262,000
Bayer AG	390,677	10,527,548
Bayerische Motoren Werke AG (BMW)	127,207	10,006,876
Bechtle AG	33,169	1,131,456
Beiersdorf AG	39,599	5,341,153
Brenntag SE	51,894	3,377,830
Carl Zeiss Meditec AG	15,945	999,024
Commerzbank AG	400,240	7,109,446
Continental AG	43,306	2,702,743
Covestro AG (a)(c)	75,381	4,772,149
CTS Eventim AG	24,951	2,617,696
Daimler Truck Holding AG	196,429	8,121,431
Deutsche Bank AG	752,616	12,790,713
Deutsche Borse AG	75,472	17,530,508
Deutsche Lufthansa AG	238,766	1,659,155
Deutsche Post AG ADR	405,670	16,295,574
Deutsche Telekom AG	1,385,774	41,896,829
E.ON SE	892,431	12,051,760
Evonik Industries AG	103,614	2,280,045
Fresenius Medical Care AG & Co. KGaA	82,045	3,211,651
Fresenius SE & Co. KGaA (a)	168,429	6,141,154
GEA Group AG	61,986	3,053,016
Hannover Reuck SE	23,994	6,303,023
HeidelbergCement AG	54,455	5,994,423
Henkel AG & Co. KGaA	41,495	3,236,265
Infineon Technologies AG	519,123	16,417,077
Knorr-Bremse AG	29,005	2,385,194
LEG Immobilien AG	29,758	2,810,300
Mercedes-Benz Group AG (Germany)	297,583	18,078,373
Merck KGaA	51,390	8,496,720
MTU Aero Engines AG	21,451	7,016,331
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	53,126	27,167,588
Nemetschek SE	22,767	2,462,860
Puma AG	41,635	1,892,152
Rational AG	2,044	2,001,025
Rheinmetall AG	17,327	8,918,611
RWE AG	251,718	8,151,212
SAP SE	414,658	96,816,464
Scout24 AG (c)	30,075	2,589,320
Siemens AG	301,824	58,719,819
Siemens Energy AG (a)	254,302	10,381,436
Siemens Healthineers AG (c)	112,144	5,851,603
Symrise AG	53,019	6,378,459
Talanx AG	25,392	1,959,650
Volkswagen AG	1	100
Vonovia SE	294,557	9,663,396
Zalando SE (a)(c)	88,330	2,653,756
TOTAL GERMANY		571,600,051
Greece - 0.1%
Alpha Services and Holdings SA	888,826	1,333,729
Eurobank Ergasias Services and Holdings SA	1,026,172	2,123,378
Ff Group (a)(d)	5,453	0
Hellenic Telecommunications Organization SA	71,705	1,183,216
Jumbo SA	44,640	1,189,650
Metlen Energy & Metals SA	42,522	1,482,881
National Bank of Greece SA	341,226	2,664,990
OPAP SA	70,532	1,202,988
Piraeus Financial Holdings SA	419,668	1,569,426
Public Power Corp. of Greece	80,283	1,052,300
TOTAL GREECE		13,802,558
Hong Kong - 1.2%
AIA Group Ltd. (b)	4,426,495	34,935,309
CK Asset Holdings Ltd. (b)	759,971	3,106,735
CK Infrastructure Holdings Ltd.	249,636	1,766,520
CLP Holdings Ltd.	653,108	5,547,893
Futu Holdings Ltd. ADR (a)	22,150	2,104,029
Hang Seng Bank Ltd.	301,850	3,692,287
Henderson Land Development Co. Ltd.	571,059	1,831,206
HKT Trust/HKT Ltd. unit	1,502,557	1,867,237
Hong Kong & China Gas Co. Ltd.	4,412,468	3,417,747
Hong Kong Exchanges and Clearing Ltd.	478,602	19,163,400
Hongkong Land Holdings Ltd.	434,667	1,863,673
Jardine Matheson Holdings Ltd.	63,819	2,452,185
Jinmao Property Services Co. Ltd.	316	117
Link (REIT)	1,016,550	4,736,532
MTR Corp. Ltd.	616,818	2,244,226
Orient Overseas International Ltd.	50,000	681,561
Power Assets Holdings Ltd.	545,854	3,636,080
Prudential PLC	1,091,168	9,083,810
Sino Biopharmaceutical Ltd.	4,118,250	1,870,786
Sino Land Ltd. (b)	1,522,952	1,524,106
Sun Hung Kai Properties Ltd.	577,062	6,248,407
Swire Pacific Ltd. (A Shares)	164,004	1,373,644
Techtronic Industries Co. Ltd.	546,347	7,903,154
WH Group Ltd. (b)(c)	3,335,946	2,596,422
Wharf Real Estate Investment Co. Ltd.	660,654	1,986,318
TOTAL HONG KONG		125,633,384
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	161,606	1,121,385
OTP Bank PLC	88,049	4,382,858
Richter Gedeon PLC	56,338	1,627,372
TOTAL HUNGARY		7,131,615
India - 5.4%
ABB India Ltd.	21,225	1,869,442
Adani Enterprises Ltd.	58,577	2,048,703
Adani Green Energy Ltd. (a)	124,337	2,354,840
Adani Ports & Special Economic Zone Ltd.	214,709	3,503,026
Adani Power Ltd. (a)	303,614	2,131,665
Ambuja Cements Ltd.	247,519	1,706,334
APL Apollo Tubes Ltd.	67,166	1,212,982
Apollo Hospitals Enterprise Ltd.	40,325	3,359,353
Ashok Leyland Ltd.	583,052	1,440,200
Asian Paints Ltd.	152,971	5,327,543
Astral Ltd.	52,348	1,099,925
AU Small Finance Bank Ltd. (c)	146,430	1,064,433
Aurobindo Pharma Ltd.	104,223	1,727,561
Avenue Supermarts Ltd. (a)(c)	64,780	3,023,359
Axis Bank Ltd.	908,580	12,480,976
Bajaj Auto Ltd.	26,684	3,116,452
Bajaj Finance Ltd.	110,716	9,043,116
Bajaj Finserv Ltd.	150,472	3,122,421
Bajaj Holdings & Investment Ltd.	10,526	1,279,153
Balkrishna Industries Ltd.	31,078	1,045,859
Bank of Baroda	409,671	1,218,248
Bharat Electronics Ltd.	1,455,363	4,912,589
Bharat Forge Ltd.	100,978	1,690,169
Bharat Heavy Electricals Ltd.	412,391	1,167,359
Bharat Petroleum Corp. Ltd.	596,383	2,199,880
Bharti Airtel Ltd.	1,017,501	19,474,945
Bosch Ltd.	2,966	1,237,204
Britannia Industries Ltd.	43,215	2,938,024
Canara Bank Ltd.	732,182	889,646
Cg Power & Industrial Soluti	244,983	2,045,910
Cholamandalam Investment and Finance Co. Ltd.	165,524	2,495,220
Cipla Ltd./India	209,930	3,861,922
Coal India Ltd.	736,332	3,949,548
Colgate-Palmolive Ltd.	54,381	1,977,804
Container Corp. of India Ltd.	95,713	962,412
Cummins India Ltd.	54,640	2,266,411
Dabur India Ltd.	211,084	1,353,507
Divi's Laboratories Ltd.	47,005	3,285,116
Dixon Technologies India Ltd.	12,995	2,168,024
DLF Ltd.	291,999	2,838,352
Dr. Reddy's Laboratories Ltd.	230,055	3,479,669
Eicher Motors Ltd.	53,981	3,132,847
GAIL India Ltd.	906,584	2,148,070
GMR Airports Infrastructure Ltd. (a)	931,578	874,579
Godrej Consumer Products Ltd.	161,252	2,456,900
Godrej Properties Ltd. (a)	50,110	1,705,490
Grasim Industries Ltd.	105,310	3,372,531
Havells India Ltd.	101,364	1,972,624
HCL Technologies Ltd.	378,122	7,911,848
HDFC Asset Management Co. Ltd. (c)	37,755	1,926,640
HDFC Bank Ltd.	1,691,850	34,774,561
HDFC Standard Life Insurance Co. Ltd. (c)	387,107	3,306,391
Hero Motocorp Ltd.	47,266	2,794,784
Hindalco Industries Ltd.	538,071	4,366,011
Hindustan Aeronautics Ltd.	79,882	4,019,708
Hindustan Petroleum Corp. Ltd.	377,512	1,706,953
Hindustan Unilever Ltd.	326,860	9,813,324
ICICI Bank Ltd.	2,068,224	31,724,786
ICICI Lombard General Insurance Co. Ltd. (c)	95,772	2,175,616
ICICI Prudential Life Insurance Co. Ltd. (c)	145,228	1,276,826
IDFC Bank Ltd. (a)	1,488,765	1,163,024
Indian Oil Corp. Ltd.	1,112,020	1,874,128
Indian Railway Catering & Tourism Corp. Ltd.	96,602	940,893
Indus Towers Ltd. (a)	478,252	1,929,663
IndusInd Bank Ltd.	112,975	1,413,344
Info Edge India Ltd.	27,975	2,468,279
Infosys Ltd.	1,319,707	27,534,479
InterGlobe Aviation Ltd. (a)(c)	75,157	3,610,406
ITC Ltd.	1,189,532	6,901,354
Jindal Stainless Ltd.	132,180	1,058,227
Jindal Steel & Power Ltd.	141,176	1,540,723
Jio Financial Services Ltd. (a)	1,139,960	4,360,026
JSW Energy Ltd.	140,811	1,135,088
JSW Steel Ltd.	240,461	2,745,407
Jubilant Foodworks Ltd.	143,886	983,003
Kotak Mahindra Bank Ltd.	434,537	8,920,902
Larsen & Toubro Ltd.	267,727	11,500,366
Ltimindtree Ltd. (c)	29,569	2,000,846
Lupin Ltd.	90,107	2,337,926
Macrotech Developers Ltd. (c)	117,509	1,679,915
Mahindra & Mahindra Ltd.	370,653	11,968,974
Mankind Pharma Ltd. (a)	40,306	1,275,448
Marico Ltd.	204,352	1,552,650
Maruti Suzuki India Ltd.	50,013	6,564,146
Max Healthcare Institute Ltd.	309,776	3,739,322
Mphasis BFL Ltd.	40,840	1,392,033
MRF Ltd.	947	1,377,268
Muthoot Finance Ltd.	48,467	1,109,656
Nestle India Ltd.	134,465	3,616,085
NHPC Ltd.	1,189,226	1,164,295
NMDC Ltd.	398,963	1,047,735
NTPC Ltd.	1,737,005	8,400,947
Oil & Natural Gas Corp. Ltd.	1,251,813	3,947,769
Oil India Ltd.	192,145	1,076,745
Oracle Financial Services Software Ltd.	8,659	1,117,503
Page Industries Ltd.	2,493	1,277,418
PB Fintech Ltd. (a)	118,193	2,387,962
Persistent Systems Ltd.	42,668	2,716,662
Petronet LNG Ltd.	297,168	1,172,622
Phoenix Mills Ltd.	77,444	1,398,915
PI Industries Ltd.	29,907	1,590,828
Pidilite Industries Ltd.	60,171	2,246,717
Polycab India Ltd.	20,800	1,595,232
Power Finance Corp. Ltd.	584,453	3,139,741
Power Grid Corp. of India Ltd.	1,849,678	7,035,950
Prestige Estates Projs. Ltd.	67,654	1,313,416
Punjab National Bank	888,433	1,031,887
Rail Vikas Nigam Ltd.	205,033	1,143,695
REC Ltd.	517,978	3,198,000
Reliance Industries Ltd.	1,209,187	19,119,124
Reliance Industries Ltd. (a)	1,209,187	18,982,397
Samvardhana Motherson International Ltd.	1,068,566	2,289,428
SBI Cards & Payment Services Ltd.	115,895	946,445
SBI Life Insurance Co. Ltd. (c)	179,911	3,463,692
Shree Cement Ltd.	3,658	1,088,016
Shriram Finance Ltd.	112,266	4,168,013
Siemens Ltd.	35,038	2,898,495
Solar Industries India Ltd.	10,692	1,296,562
Sona Blw Precision Forgings Ltd. (c)	175,008	1,423,519
SRF Ltd.	53,210	1,414,754
State Bank of India	708,971	6,898,996
Sun Pharmaceutical Industries Ltd.	381,698	8,376,240
Sundaram Finance Ltd.	26,118	1,492,645
Supreme Industries Ltd.	25,055	1,276,472
Suzlon Energy Ltd. (a)	3,799,930	3,013,227
Tata Communications Ltd.	46,407	977,182
Tata Consultancy Services Ltd.	359,241	16,897,205
Tata Consumer Products Ltd.	234,221	2,786,502
Tata Elxsi Ltd.	13,710	1,142,243
Tata Motors Ltd.	794,171	7,854,967
Tata Power Co. Ltd./The	565,477	2,947,508
Tata Steel Ltd.	2,989,773	5,254,456
Tech Mahindra Ltd.	215,166	4,095,364
The Indian Hotels Co. Ltd.	337,343	2,705,349
Thermax Ltd.	16,700	977,403
Titan Co. Ltd.	141,360	5,475,405
Torrent Pharmaceuticals Ltd.	39,985	1,519,815
Torrent Power Ltd.	67,245	1,454,667
Trent Ltd.	72,077	6,090,556
Tube Investments of India Ltd.	41,946	2,229,998
Tvs Motor Co. Ltd.	93,769	2,775,471
Ultratech Cement Ltd.	46,007	6,041,288
Union Bank of India Ltd.	584,281	810,230
United Spirits Ltd.	116,648	2,007,145
UPL Ltd.	178,822	1,175,506
Varun Beverages Ltd.	454,402	3,201,083
Vedanta Ltd.	545,787	3,004,300
Vodafone Idea Ltd. (a)	9,384,725	902,354
Wipro Ltd.	521,992	3,397,773
Yes Bank Ltd. (a)	5,584,452	1,348,063
Zomato Ltd. (a)	2,631,046	7,548,287
Zydus Lifesciences Ltd.	99,881	1,186,349
TOTAL INDIA		590,481,905
Indonesia - 0.5%
Amman Mineral Internasional PT (a)	2,573,800	1,500,044
PT Adaro Energy Indonesia Tbk	5,767,900	1,327,561
PT Astra International Tbk	8,002,800	2,598,089
PT Bank Central Asia Tbk	22,071,200	14,284,405
PT Bank Mandiri (Persero) Tbk	14,865,000	6,310,477
PT Bank Negara Indonesia (Persero) Tbk	5,916,900	1,973,500
PT Bank Rakyat Indonesia (Persero) Tbk	27,149,954	8,276,776
PT Barito Pacific Tbk	10,816,347	684,801
PT Chandra Asri Pacific Tbk	3,063,200	1,692,372
PT Charoen Pokphand Indonesia Tbk	2,851,000	954,448
PT GoTo Gojek Tokopedia Tbk (a)	362,248,512	1,563,659
PT Indah Kiat Pulp & Paper Tbk	936,900	481,228
PT Indofood CBP Sukses Makmur Tbk	921,300	716,969
PT Indofood Sukses Makmur Tbk	1,781,900	862,135
PT Kalbe Farma Tbk	8,208,000	836,994
PT Merdeka Copper Gold Tbk (a)	3,747,395	579,292
PT Sumber Alfaria Trijaya Tbk	7,428,400	1,557,205
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	19,539,100	3,492,473
PT Unilever Indonesia Tbk	2,923,000	365,839
PT United Tractors Tbk	610,500	1,065,641
TOTAL INDONESIA		51,123,908
Ireland - 0.2%
AerCap Holdings NV	77,058	7,208,776
AIB Group PLC	722,012	3,843,594
Bank of Ireland Group PLC	404,578	3,723,955
Kerry Group PLC Class A	61,534	6,124,425
Kingspan Group PLC (Ireland)	61,585	5,402,670
TOTAL IRELAND		26,303,420
Israel - 0.4%
Azrieli Group	16,656	1,277,475
Bank Hapoalim BM (Reg.)	507,277	5,304,378
Bank Leumi le-Israel BM	605,535	6,174,578
Check Point Software Technologies Ltd. (a)	35,306	6,115,352
Elbit Systems Ltd. (Israel)	10,533	2,411,160
Global-e Online Ltd. (a)(b)	39,290	1,510,308
Icl Group Ltd.	306,096	1,266,028
Israel Discount Bank Ltd. (Class A)	495,806	2,924,040
Mizrahi Tefahot Bank Ltd.	61,369	2,539,894
NICE Ltd. (a)	24,894	4,399,076
NICE Ltd. sponsored ADR (a)(b)	360	62,532
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	445,559	8,216,108
Wix.com Ltd. (a)	21,107	3,527,402
TOTAL ISRAEL		45,728,331
Italy - 1.6%
Amplifon SpA	49,101	1,372,627
Banco BPM SpA	506,927	3,416,535
Coca-Cola HBC AG	87,649	3,062,815
Davide Campari Milano NV	243,494	1,634,761
DiaSorin SpA	9,046	983,979
Enel SpA	3,226,965	24,473,551
Eni SpA	913,325	13,912,852
Ferrari NV (Italy)	50,065	23,950,718
FinecoBank SpA	244,324	3,902,736
Generali	404,820	11,250,763
Infrastrutture Wireless Italiane SpA (c)	132,877	1,495,958
Intesa Sanpaolo SpA	5,803,050	24,837,121
Leonardo SpA	161,611	3,862,158
Mediobanca SpA	196,939	3,249,723
Moncler SpA	87,700	4,859,456
Nexi SpA (a)(c)	232,959	1,470,233
Poste Italiane SpA (c)	179,031	2,519,948
Prysmian SpA	107,701	7,593,777
Recordati SpA	41,358	2,343,831
Snam SpA	801,087	3,849,767
Telecom Italia SpA (a)	2,059,098	521,198
Telecom Italia SpA (Risparmio Shares) (a)	1,667,908	487,494
Terna - Rete Elettrica Nazionale	560,025	4,851,408
UniCredit SpA	585,023	25,880,958
TOTAL ITALY		175,784,367
Japan - 13.6%
Advantest Corp.	304,548	17,633,225
AEON Co. Ltd.	260,042	6,371,848
AGC, Inc.	76,973	2,358,848
Aisin Seiki Co. Ltd.	208,386	2,166,668
Ajinomoto Co., Inc.	184,461	7,086,208
Ana Holdings, Inc.	62,656	1,234,119
Asahi Group Holdings	574,847	6,901,196
Asahi Kasei Corp.	502,330	3,465,418
Asics Corp.	271,939	4,749,930
Astellas Pharma, Inc.	719,930	8,429,177
Bandai Namco Holdings, Inc.	236,394	4,956,268
Bridgestone Corp.	226,820	8,082,758
Brother Industries Ltd.	92,821	1,807,897
Canon, Inc.	370,883	12,062,965
Capcom Co. Ltd.	136,248	2,696,139
Central Japan Railway Co.	307,310	6,364,155
Chiba Bank Ltd.	211,732	1,545,160
Chubu Electric Power Co., Inc.	253,344	2,912,230
Chugai Pharmaceutical Co. Ltd.	266,860	12,697,596
Concordia Financial Group Ltd.	414,015	2,050,740
Dai Nippon Printing Co. Ltd.	152,676	2,649,903
Dai-ichi Mutual Life Insurance Co.	359,765	8,969,057
Daifuku Co. Ltd.	127,203	2,391,002
Daiichi Sankyo Co. Ltd.	734,873	23,918,824
Daikin Industries Ltd.	104,846	12,587,468
Daito Trust Construction Co. Ltd.	23,365	2,581,914
Daiwa House Industry Co. Ltd.	222,859	6,647,586
Daiwa Securities Group, Inc.	525,044	3,434,987
DENSO Corp.	752,000	10,681,028
Dentsu Group, Inc.	79,714	2,460,592
Disco Corp.	36,587	10,410,275
East Japan Railway Co.	360,885	7,248,499
Eisai Co. Ltd.	99,348	3,365,922
ENEOS Holdings, Inc.	1,145,705	5,779,565
FANUC Corp.	376,050	9,977,103
Fast Retailing Co. Ltd.	75,874	24,258,550
Fuji Electric Co. Ltd.	53,725	2,736,102
FUJIFILM Holdings Corp.	444,759	10,580,070
Fujitsu Ltd.	658,540	12,660,985
Hamamatsu Photonics K.K.	110,484	1,460,891
Hankyu Hanshin Holdings, Inc.	91,621	2,491,181
Hikari Tsushin, Inc.	7,022	1,417,266
Hitachi Construction Machinery Co. Ltd.	43,209	937,490
Hitachi Ltd.	1,841,580	46,269,440
Honda Motor Co. Ltd.	1,783,127	17,933,110
Hoshizaki Corp.	43,500	1,429,768
Hoya Corp.	139,470	18,660,256
Hulic Co. Ltd.	151,094	1,399,186
Ibiden Co. Ltd.	48,005	1,524,865
Idemitsu Kosan Co. Ltd.	383,325	2,613,295
INPEX Corp.	376,206	4,959,169
Isuzu Motors Ltd.	239,445	3,096,452
Itochu Corp.	472,122	23,354,851
Japan Airlines Co. Ltd.	57,040	914,812
Japan Exchange Group, Inc.	395,216	4,632,353
Japan Post Bank Co. Ltd.	574,990	5,135,436
Japan Post Holdings Co. Ltd.	765,030	7,058,237
Japan Post Insurance Co. Ltd.	74,416	1,226,242
Japan Real Estate Investment Corp.	504	1,833,276
Japan Tobacco, Inc.	475,481	13,274,219
JFE Holdings, Inc.	226,242	2,723,813
Kajima Corp.	155,844	2,684,495
Kansai Electric Power Co., Inc.	279,794	4,487,079
Kao Corp.	185,305	8,167,390
Kawasaki Kisen Kaisha Ltd.	156,800	2,166,042
KDDI Corp.	609,087	18,990,965
Keisei Electric Railway Co.	50,730	1,319,885
Keyence Corp.	77,320	34,903,306
Kikkoman Corp.	271,065	3,180,339
Kirin Holdings Co. Ltd.	309,508	4,556,771
Kobe Bussan Co. Ltd.	59,021	1,447,767
Kokusai Electric Corp.	55,700	1,015,619
Komatsu Ltd.	367,663	9,517,068
Konami Group Corp.	39,892	3,656,496
Kubota Corp.	397,725	5,081,767
Kyocera Corp.	512,568	5,198,315
Kyowa Kirin Co., Ltd.	95,963	1,581,640
Lasertec Corp.	31,874	4,325,167
LY Corp.	1,062,696	2,898,808
M3, Inc.	174,334	1,791,724
Makita Corp.	93,820	3,063,400
Marubeni Corp.	566,329	8,466,185
MatsukiyoCocokara & Co.	135,100	1,839,344
Mazda Motor Corp.	224,272	1,585,490
McDonald's Holdings Co. (Japan) Ltd. (b)	34,068	1,443,698
Meiji Holdings Co. Ltd.	93,726	2,186,364
Minebea Mitsumi, Inc.	142,760	2,513,215
Mitsubishi Chemical Group Corp.	534,062	2,881,846
Mitsubishi Corp.	1,327,642	24,287,985
Mitsubishi Electric Corp.	756,096	13,301,642
Mitsubishi Estate Co. Ltd.	455,267	6,732,501
Mitsubishi HC Capital, Inc.	316,299	2,118,014
Mitsubishi Heavy Industries Ltd.	1,273,310	17,975,256
Mitsubishi UFJ Financial Group, Inc.	4,409,857	46,480,968
Mitsui & Co. Ltd.	1,022,108	20,838,380
Mitsui Chemicals, Inc.	67,143	1,533,937
Mitsui Fudosan Co. Ltd.	1,061,518	9,057,250
Mitsui OSK Lines Ltd.	136,100	4,633,601
Mizuho Financial Group, Inc.	958,314	19,905,144
MonotaRO Co. Ltd.	98,850	1,491,286
MS&AD Insurance Group Holdings, Inc.	511,211	11,307,647
Murata Manufacturing Co. Ltd.	672,798	11,754,531
NEC Corp.	97,656	8,309,586
Nexon Co. Ltd.	132,079	2,289,188
Nidec Corp.	332,282	6,619,331
Nintendo Co. Ltd.	412,510	21,790,009
Nippon Building Fund, Inc.	3,010	2,581,832
Nippon Paint Holdings Co. Ltd.	373,410	2,857,885
Nippon Prologis REIT, Inc.	894	1,438,342
Nippon Sanso Holdings Corp.	69,247	2,403,703
Nippon Steel Corp.	343,824	6,879,705
Nippon Telegraph & Telephone Corp.	11,860,525	11,443,456
Nippon Yusen KK	183,353	6,138,555
Nissan Motor Co. Ltd. (b)	922,171	2,456,712
Nissin Food Holdings Co. Ltd.	80,189	2,159,245
Nitori Holdings Co. Ltd.	31,880	4,060,067
Nitto Denko Corp.	281,875	4,637,898
Nomura Holdings, Inc.	1,196,106	6,133,517
Nomura Real Estate Holdings, Inc.	43,414	1,068,841
Nomura Research Institute Ltd.	150,324	4,496,704
NTT Data Corp.	251,015	3,971,115
Obayashi Corp.	258,543	3,169,537
OBIC Co. Ltd.	128,745	4,207,056
Olympus Corp.	468,248	8,242,238
OMRON Corp.	69,084	2,727,528
Ono Pharmaceutical Co. Ltd.	146,965	1,835,621
Oracle Corp. Japan	15,238	1,457,714
Oriental Land Co. Ltd.	433,385	10,473,683
ORIX Corp.	458,696	9,664,670
Osaka Gas Co. Ltd.	146,775	3,145,192
Otsuka Corp.	91,108	2,044,779
Otsuka Holdings Co. Ltd.	166,385	10,051,445
Pan Pacific International Holdings Ltd.	151,908	3,768,580
Panasonic Holdings Corp.	926,480	7,624,967
Rakuten Group, Inc. (a)	600,150	3,582,029
Recruit Holdings Co. Ltd.	589,736	36,010,772
Renesas Electronics Corp.	669,567	8,971,074
Resona Holdings, Inc.	831,443	5,485,666
Ricoh Co. Ltd.	216,262	2,342,697
ROHM Co. Ltd.	137,748	1,518,649
SBI Holdings, Inc. Japan	107,164	2,353,227
Screen Holdings Co. Ltd.	32,000	2,042,902
SCSK Corp.	63,256	1,180,338
Secom Co. Ltd.	166,812	5,932,320
Seiko Epson Corp.	115,362	2,096,781
Sekisui Chemical Co. Ltd.	149,652	2,112,024
Sekisui House Ltd.	237,408	5,733,776
Seven & i Holdings Co. Ltd.	879,920	12,670,798
SG Holdings Co. Ltd.	126,016	1,263,732
Shimadzu Corp.	94,521	2,788,167
SHIMANO, Inc.	30,374	4,462,235
Shin-Etsu Chemical Co. Ltd.	715,745	26,227,734
Shionogi & Co. Ltd.	301,080	4,300,251
Shiseido Co. Ltd.	159,194	3,436,189
Shizuoka Financial Group	171,312	1,366,991
SMC Corp.	22,757	9,661,406
SoftBank Corp.	11,338,090	14,273,559
SoftBank Group Corp.	408,842	24,374,543
Sompo Holdings, Inc.	373,937	8,016,867
Sony Group Corp.	2,479,410	43,631,459
Subaru Corp.	240,405	4,293,449
Sumco Corp.	137,864	1,318,176
Sumitomo Corp.	413,161	8,716,216
Sumitomo Electric Industries Ltd.	284,532	4,376,832
Sumitomo Metal Mining Co. Ltd.	98,628	2,726,925
Sumitomo Mitsui Financial Group, Inc.	1,491,255	31,636,291
Sumitomo Mitsui Trust Holdings, Inc.	258,454	5,667,979
Sumitomo Realty & Development Co. Ltd.	113,808	3,375,971
Suntory Beverage & Food Ltd.	55,737	1,880,255
Suzuki Motor Corp.	625,356	6,205,618
Sysmex Corp.	200,695	3,723,579
T&D Holdings, Inc.	195,127	3,114,665
Taisei Corp.	65,387	2,753,545
Takeda Pharmaceutical Co. Ltd.	632,046	17,634,851
TDK Corp.	773,120	9,088,255
Terumo Corp.	533,470	10,160,098
TIS, Inc.	84,120	2,097,655
Toho Co. Ltd.	43,713	1,669,320
Tokio Marine Holdings, Inc.	746,463	26,884,735
Tokyo Electric Power Co., Inc. (a)	600,866	2,426,608
Tokyo Electron Ltd.	178,044	26,199,719
Tokyo Gas Co. Ltd.	143,162	3,532,220
Tokyu Corp.	199,781	2,462,982
Toppan Holdings, Inc.	95,258	2,786,416
Toray Industries, Inc.	554,753	3,016,787
Toto Ltd.	55,639	1,552,318
Toyota Industries Corp.	58,342	4,044,387
Toyota Motor Corp.	4,077,365	70,254,615
Toyota Tsusho Corp.	253,633	4,311,436
Trend Micro, Inc.	50,030	2,617,690
Unicharm Corp.	160,097	5,162,324
West Japan Railway Co.	173,218	3,078,730
Yakult Honsha Co. Ltd.	101,054	2,196,015
Yamaha Motor Co. Ltd.	335,934	2,936,406
Yaskawa Electric Corp.	94,535	2,709,326
Yokogawa Electric Corp.	90,023	1,995,973
Zensho Holdings Co. Ltd.	38,000	1,906,425
ZOZO, Inc.	53,907	1,747,960
TOTAL JAPAN		1,473,873,551
Jordan - 0.0%
Hikma Pharmaceuticals PLC	65,515	1,567,073
Korea (South) - 2.8%
Alteogen, Inc. (a)	15,648	4,250,471
AMOREPACIFIC Corp.	11,343	960,557
Celltrion Pharm, Inc.	7,169	321,666
Celltrion, Inc.	60,604	7,994,547
CJ CheilJedang Corp.	3,156	626,482
Cosmo AM&T Co. Ltd. (a)	9,291	691,602
Coway Co. Ltd.	21,717	995,435
Db Insurance Co. Ltd.	18,120	1,432,880
Delivery Hero AG (a)(c)	73,536	3,121,760
Doosan Bobcat, Inc.	21,752	587,596
Doosan Heavy Industries & Construction Co. Ltd. (a)	176,390	2,542,665
Ecopro BM Co. Ltd. (a)(b)	19,306	2,363,729
Ecopro Co. Ltd. (a)(b)	39,388	2,240,177
Ecopro Materials Co. Ltd.	6,872	553,163
Enchem Co. Ltd. (a)	5,213	652,564
GS Holdings Corp.	17,737	530,046
Hana Financial Group, Inc.	116,489	5,042,320
Hanjin Kal Corp.	9,340	571,934
Hankook Tire Co. Ltd.	29,117	743,998
Hanmi Pharm Co. Ltd.	2,626	608,163
Hanmi Semiconductor Co. Ltd.	17,596	1,148,505
Hanwha Aerospace Co. Ltd.	12,576	3,338,424
Hanwha Ocean Co. Ltd. (a)	35,244	680,576
Hanwha Solutions Corp.	42,924	661,316
HD Hyundai Co. Ltd.	17,722	1,025,886
HD Hyundai Electric Co. Ltd.	9,215	2,163,868
HD Hyundai Heavy Industries Co. Ltd. (a)	8,890	1,174,410
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	16,986	2,254,793
HLB, Inc. (a)	46,310	2,204,315
HMM Co. Ltd.	105,242	1,304,468
HYBE Co. Ltd.	9,093	1,222,018
Hyundai Engineering & Construction Co. Ltd.	31,839	643,343
Hyundai Glovis Co. Ltd.	14,910	1,316,112
Hyundai Mobis	23,836	4,298,143
Hyundai Motor Co. Ltd.	53,949	8,337,007
Hyundai Steel Co.	32,842	602,288
Industrial Bank of Korea	114,008	1,165,048
Kakao Corp.	122,591	3,273,526
KakaoBank Corp.	68,223	1,067,103
KB Financial Group, Inc.	152,483	9,954,383
Kia Corp.	95,619	6,343,894
Korea Aerospace Industries Ltd.	29,854	1,263,233
Korea Electric Power Corp. (a)	101,057	1,695,067
Korea Investment Holdings Co. Ltd.	16,436	915,169
Korea Zinc Co. Ltd.	2,055	1,485,654
Korean Air Lines Co. Ltd.	74,004	1,281,630
KRAFTON, Inc. (a)	11,333	2,718,255
KT Corp.	12,749	407,835
KT&G Corp.	41,225	3,285,401
Kum Yang Co. Ltd. (a)	14,475	432,419
Kumho Petro Chemical Co. Ltd.	6,351	656,135
L&F Co. Ltd. (a)	9,747	828,343
LG Chemical Ltd.	19,644	4,431,308
LG Corp.	37,935	2,079,773
LG Display Co. Ltd. (a)	118,586	908,745
LG Electronics, Inc.	42,478	2,744,465
LG Energy Solution (a)	18,659	5,493,796
LG H & H Co. Ltd.	3,477	835,111
LG Innotek Co. Ltd.	5,446	693,582
LG Uplus Corp.	81,066	589,470
Lotte Chemical Corp.	7,862	542,202
LS Electric Co. Ltd.	5,914	621,852
Meritz Financial Holdings Co.	37,594	2,791,422
Mirae Asset Securities Co. Ltd.	90,091	589,315
NAVER Corp.	51,893	6,368,434
NCSOFT Corp.	5,462	860,298
Netmarble Corp. (a)(c)	12,208	511,960
NH Investment & Securities Co. Ltd.	54,076	522,425
Orion Corp./Republic of Korea	9,060	655,102
POSCO	28,671	6,930,947
POSCO Chemtech Co. Ltd. (b)	12,272	1,977,377
POSCO ICT Co. Ltd.	20,375	399,357
Posco International Corp.	21,193	797,890
S-Oil Corp.	18,049	751,140
Samsung Biologics Co. Ltd. (a)(c)	7,086	5,141,667
Samsung C&T Corp.	35,037	2,968,087
Samsung E&A Co. Ltd. (a)	62,612	808,451
Samsung Electro-Mechanics Co. Ltd.	22,223	1,895,700
Samsung Electronics Co. Ltd.	1,891,306	80,569,744
Samsung Fire & Marine Insurance Co. Ltd.	12,130	2,950,439
Samsung Heavy Industries Co. Ltd. (a)	258,042	1,785,751
Samsung Life Insurance Co. Ltd.	31,557	2,316,730
Samsung SDI Co. Ltd.	21,925	5,157,485
Samsung SDS Co. Ltd.	16,899	1,748,552
Shinhan Financial Group Co. Ltd.	172,374	6,441,995
SK Biopharmaceuticals Co. Ltd. (a)	12,780	1,089,018
SK Bioscience Co. Ltd. (a)	11,886	465,555
SK Hynix, Inc.	217,111	28,515,923
SK Innovation Co., Ltd. (a)	24,635	2,088,504
SK Square Co. Ltd. (a)	37,155	2,251,133
SK Telecom Co. Ltd.	22,409	922,661
SK, Inc.	14,229	1,527,644
SKC Co. Ltd. (a)	7,272	787,290
Woori Financial Group, Inc.	249,184	2,783,255
Yuhan Corp.	22,220	2,225,347
TOTAL KOREA (SOUTH)		302,517,224
Kuwait - 0.2%
Boubyan Bank KSC	580,472	1,056,436
Gulf Bank	765,692	784,173
Kuwait Finance House KSCP	4,029,266	9,475,215
Mabanee Co. SAKC	262,737	715,543
Mobile Telecommunication Co.	771,763	1,147,828
National Bank of Kuwait	3,125,631	8,665,318
TOTAL KUWAIT		21,844,513
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	186,682	4,605,477
Eurofins Scientific SA	53,155	2,612,278
Reinet Investments SCA	54,237	1,512,964
TOTAL LUXEMBOURG		8,730,719
Macau - 0.1%
Galaxy Entertainment Group Ltd.	863,136	3,841,455
Sands China Ltd. (a)	969,187	2,465,881
TOTAL MACAU		6,307,336
Malaysia - 0.4%
AMMB Holdings Bhd	956,200	1,110,087
Axiata Group Bhd	1,136,234	584,285
CelcomDigi Bhd	1,419,700	1,101,057
CIMB Group Holdings Bhd	2,747,211	4,981,599
Gamuda Bhd	776,658	1,507,779
Genting Bhd	811,400	728,923
Genting Malaysia Bhd	1,138,900	581,178
Hong Leong Bank Bhd	261,000	1,217,647
IHH Healthcare Bhd	878,500	1,453,865
Inari Amertron Bhd	1,128,700	731,706
IOI Corp. Bhd	1,004,900	863,177
IOI Properties Group Bhd	30	16
Kuala Lumpur Kepong Bhd	202,512	986,698
Malayan Banking Bhd	2,139,807	5,124,439
Malaysia Airports Holdings Bhd	361,716	836,783
Maxis Bhd	978,000	805,274
MISC Bhd	529,700	906,073
MR DIY Group M Sdn Bhd (c)	1,263,950	629,891
Nestle (Malaysia) Bhd	27,200	619,714
Petronas Chemicals Group Bhd	1,101,200	1,356,295
Petronas Dagangan Bhd	120,500	492,917
Petronas Gas Bhd	314,000	1,237,264
PPB Group Bhd	244,380	776,730
Press Metal Aluminium Holdings	1,468,000	1,579,951
Public Bank Bhd	5,800,300	5,836,744
QL Resources Bhd	685,625	749,661
RHB Bank Bhd	622,963	910,590
SD Guthrie Bhd	792,640	831,238
Sime Darby Bhd	1,129,785	595,807
Sime Darby Property Bhd	10	3
SP Setia Bhd	13	4
Sunway Bhd	912,400	906,358
Telekom Malaysia Bhd	453,197	670,948
Tenaga Nasional Bhd	1,032,000	3,301,514
YTL Corp. Bhd	1,266,200	566,031
YTL Power International Bhd	993,500	692,027
TOTAL MALAYSIA		45,274,273
Mexico - 0.6%
Alfa SA de CV Series A	1,437,151	1,041,440
America Movil S.A.B. de CV Series L	7,313,400	5,778,498
Arca Continental S.A.B. de CV	204,300	1,749,101
Banco del Bajio SA (c)	340,800	757,579
CEMEX S.A.B. de CV unit	6,053,694	3,188,782
Coca-Cola FEMSA S.A.B. de CV unit	211,275	1,758,240
Fibra Uno Administracion SA de CV	1,123,900	1,294,118
Fomento Economico Mexicano S.A.B. de CV unit	715,500	6,945,279
Gruma S.A.B. de CV Series B	73,350	1,267,033
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	156,105	2,706,824
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	70,940	1,897,347
Grupo Aeroportuario Norte S.A.B. de CV	109,300	915,554
Grupo Bimbo S.A.B. de CV Series A	520,400	1,616,635
Grupo Carso SA de CV Series A1	223,300	1,342,623
Grupo Comercial Chedraui S.A.B. de CV	116,300	735,888
Grupo Financiero Banorte S.A.B. de CV	1,031,800	7,184,622
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	724,900	1,627,715
Grupo Mexico SA de CV Series B	1,239,724	6,486,254
Industrias Penoles SA de CV (a)	77,110	1,211,247
Kimberly-Clark de Mexico SA de CV Series A	583,600	837,943
Operadora de Sites Mexicanos, SA de CV (b)	488,100	427,617
Orbia Advance Corp. S.A.B. de CV (b)	366,137	335,954
Prologis Property Mexico SA	391,494	1,310,295
Promotora y Operadora de Infraestructura S.A.B. de CV	75,325	657,012
Southern Copper Corp.	34,486	3,777,941
Wal-Mart de Mexico SA de CV Series V	2,086,300	5,736,686
TOTAL MEXICO		62,588,227
Netherlands - 2.5%
ABN AMRO Bank NV GDR (Bearer) (c)	180,679	2,985,345
Adyen BV (a)(c)	8,636	13,192,864
AEGON NV	543,708	3,431,788
Akzo Nobel NV	68,249	4,355,205
Argenx SE (a)	23,622	13,928,855
ASM International NV (Netherlands)	18,674	10,404,136
ASML Holding NV (Netherlands)	158,708	107,240,630
ASR Nederland NV	62,247	2,950,089
BE Semiconductor Industries NV	30,748	3,275,715
Euronext NV (c)	31,924	3,521,149
EXOR NV	39,467	4,172,818
Heineken Holding NV	51,817	3,593,201
Heineken NV (Bearer)	114,480	9,389,275
IMCD NV	22,461	3,568,287
ING Groep NV (Certificaten Van Aandelen)	1,311,005	22,248,268
JDE Peet's BV	48,990	1,103,080
Koninklijke Ahold Delhaize NV	372,142	12,269,411
Koninklijke KPN NV	1,571,393	6,141,453
Koninklijke Philips Electronics NV	317,434	8,351,314
Nebius Group NV Class A (a)(d)	102,848	0
NN Group NV	107,376	5,278,113
Randstad NV	42,793	1,971,311
Universal Music Group NV	329,781	8,299,333
Wolters Kluwer NV	98,567	16,586,355
TOTAL NETHERLANDS		268,257,995
New Zealand - 0.2%
Auckland International Airport Ltd.	594,639	2,571,184
Fisher & Paykel Healthcare Corp. Ltd.	233,151	4,996,681
Mercury Nz Ltd.	276,213	1,087,198
Meridian Energy Ltd.	516,980	1,835,987
Spark New Zealand Ltd.	753,187	1,306,770
Xero Ltd. (a)	57,627	5,598,784
TOTAL NEW ZEALAND		17,396,604
Norway - 0.3%
Aker BP ASA	124,428	2,653,662
DNB Bank ASA	354,582	7,323,597
Equinor ASA	332,483	7,900,530
Gjensidige Forsikring ASA	78,410	1,414,918
Kongsberg Gruppen ASA	34,998	3,642,907
Mowi ASA	186,680	3,208,292
Norsk Hydro ASA	562,135	3,489,368
Orkla ASA	276,082	2,552,457
Salmar ASA	26,071	1,322,487
Telenor ASA	246,270	3,024,588
TOTAL NORWAY		36,532,806
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	64,127	837,499
Credicorp Ltd. (United States)	26,968	4,965,618
TOTAL PERU		5,803,117
Philippines - 0.2%
Altus Property Ventures, Inc. (a)	7	1
Ayala Corp.	97,930	1,153,832
Ayala Land, Inc.	2,611,500	1,459,104
Bank of the Philippine Islands (BPI)	741,807	1,814,872
BDO Unibank, Inc.	948,091	2,471,376
DMCI Holdings, Inc.	4	1
International Container Terminal Services, Inc.	400,690	2,712,070
JG Summit Holdings, Inc.	993,336	413,079
Jollibee Food Corp.	179,360	813,901
Manila Electric Co.	112,720	938,155
Metropolitan Bank & Trust Co.	713,141	925,810
PLDT, Inc.	30,330	742,399
SM Investments Corp.	86,993	1,397,102
SM Prime Holdings, Inc.	3,975,900	2,082,868
Universal Robina Corp.	347,820	581,073
TOTAL PHILIPPINES		17,505,643
Poland - 0.2%
Alior Bank SA	36,129	788,876
Allegro.eu SA (a)(c)	229,290	2,011,783
Bank Polska Kasa Opieki SA	72,427	2,536,822
Budimex SA	4,948	619,311
CD Projekt SA	25,049	1,005,965
Dino Polska SA (a)(c)	19,333	1,602,088
InPost SA (a)	79,917	1,558,650
KGHM Polska Miedz SA (Bearer)	55,194	2,060,769
LPP SA	439	1,591,378
mBank SA (a)	5,757	808,015
Orlen SA	228,055	2,967,806
PGE Polska Grupa Energetyczna SA (a)	345,064	594,137
Powszechna Kasa Oszczednosci Bank SA	350,098	4,880,512
Powszechny Zaklad Ubezpieczen SA	238,046	2,360,983
Santander Bank Polska SA	16,051	1,795,274
TOTAL POLAND		27,182,369
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	82,039	1
Energias de Portugal SA	1,249,949	4,910,991
Galp Energia SGPS SA	184,798	3,149,890
Jeronimo Martins SGPS SA	111,597	2,169,233
TOTAL PORTUGAL		10,230,115
Qatar - 0.2%
Barwa Real Estate Co.	852,619	668,794
Dukhan Bank	747,049	757,103
Industries Qatar QSC	595,716	2,184,237
Masraf al Rayan	2,406,157	1,567,538
Mesaieed Petrochemical Holding Co.	2,232,961	970,213
Ooredoo QSC	322,109	1,012,065
Qatar Electricity & Water Co.	169,428	754,771
Qatar Fuel Co.	237,843	1,001,410
Qatar Gas Transport Co. Ltd. (Nakilat)	1,109,673	1,304,422
Qatar International Islamic Bank QSC	398,625	1,148,469
Qatar Islamic Bank	699,028	3,935,752
Qatar National Bank SAQ	1,832,453	8,731,958
The Commercial Bank of Qatar	1,293,732	1,510,124
TOTAL QATAR		25,546,856
Romania - 0.0%
NEPI Rockcastle PLC	230,003	1,812,412
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	846,411	0
Gazprom OAO (a)(d)	3,422,762	0
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	266,976	3
GMK Norilskiy Nickel PAO ADR (a)(d)	1,810,200	0
GMK Norilskiy Nickel PAO ADR sponsored ADR (a)(d)	27,948	0
Inter Rao Ues JSC (a)(d)	12,405,200	1
LUKOIL PJSC (a)(d)	135,807	0
LUKOIL PJSC sponsored ADR (a)(d)	625	0
Moscow Exchange MICEX-RTS OAO (a)(d)	524,685	0
Novolipetsk Steel OJSC (a)(d)	477,930	0
Ozon Holdings PLC ADR (a)(d)	15,142	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(d)	300	0
Polyus PJSC (a)(d)	11,075	0
Rosneft Oil Co. OJSC (a)(d)	322,313	0
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	56,929	1
Sberbank of Russia (a)(d)	3,621,326	0
Severstal PAO (a)(d)	60,348	0
Severstal PAO GDR (Reg. S) (a)(d)	9,813	0
Surgutneftegas OJSC (a)(d)	1,105,600	0
Surgutneftegas OJSC sponsored ADR (a)(d)	71,885	1
Tatneft PAO (a)(d)	446,514	0
TKS Holding MKPAO JSC (a)(d)	1,424	0
United Co. RUSAL International PJSC (a)(d)	1,020,580	0
VK IPJSC (a)(d)	25,459	0
VK IPJSC GDR (Reg. S) (a)(d)	12,889	0
VTB Bank OJSC (a)(d)	232,170	0
TOTAL RUSSIA		6
Saudi Arabia - 1.1%
ACWA Power Co.	58,229	7,135,018
Ades Holding Co.	134,453	708,118
Advanced Petrochemicals Co. (a)	52,587	508,970
Al Rajhi Bank	778,806	18,248,243
Al Rajhi Co. for Co-operative Insurance	15,749	751,450
Alinma Bank	483,325	3,616,219
Almarai Co. Ltd.	99,384	1,458,066
Arab National Bank	362,771	1,829,455
Arabian Internet and Communications Services Co. Ltd.	9,555	649,263
Bank Al-Jazira	199,387	872,786
Bank Albilad	245,389	2,404,429
Banque Saudi Fransi	237,474	1,972,785
Bupa Arabia for Cooperative Insurance Co.	33,018	1,770,595
Dallah Healthcare Co.	14,299	607,642
Dar Al Arkan Real Estate Development Co. (a)	215,819	957,357
Dr Sulaiman Al Habib Medical Services Group Co.	34,459	2,625,919
Elm Co.	9,482	2,581,754
Etihad Etisalat Co.	149,156	2,057,215
Jarir Marketing Co.	230,596	812,922
Mobile Telecommunications Co. Saudi Arabia	165,740	466,016
Mouwasat Medical Services Co.	39,861	998,727
Nahdi Medical Co.	16,544	543,582
Power & Water Utility Co. for Jubail & Yanbu	28,481	445,904
Riyad Bank	579,420	3,972,646
Sabic Agriculture-Nutrients Co.	92,205	2,793,868
Sahara International Petrochemical Co.	142,238	996,049
SAL Saudi Logistics Services	9,181	674,207
Saudi Arabian Mining Co. (a)	514,222	7,722,161
Saudi Arabian Oil Co. (c)	1,726,333	12,410,733
Saudi Aramco Base Oil Co. - Luberef	21,500	670,927
Saudi Awwal Bank	397,026	3,573,097
Saudi Basic Industries Corp.	358,561	6,940,753
Saudi Electricity Co.	329,089	1,437,032
Saudi Industrial Investment Group	146,861	697,606
Saudi Investment Bank/The	248,182	870,953
Saudi Kayan Petrochemical Co. (a)	297,956	617,221
Saudi Research & Marketing Group (a)	14,519	1,156,664
Saudi Tadawul Group Holding Co.	18,907	1,202,170
Saudi Telecom Co.	795,698	8,930,072
The Co. for Cooperative Insurance	28,957	1,082,505
The Saudi National Bank	1,168,483	10,313,713
The Savola Group (a)	223,205	1,533,320
Yanbu National Petrochemical Co.	110,373	1,169,648
TOTAL SAUDI ARABIA		122,787,780
Singapore - 1.0%
CapitaLand Ascendas REIT	1,499,354	3,038,455
CapitaLand Integrated Commercial Trust	2,275,621	3,457,305
CapitaLand Investment Ltd.	930,771	1,966,337
DBS Group Holdings Ltd.	790,540	22,921,555
Genting Singapore Ltd.	2,354,513	1,482,892
Grab Holdings Ltd. (a)	841,520	3,433,402
Keppel Ltd.	575,720	2,771,779
Oversea-Chinese Banking Corp. Ltd.	1,341,851	15,395,195
Sea Ltd. ADR Class A (a)	147,036	13,828,736
Sembcorp Industries Ltd.	354,000	1,343,022
Singapore Airlines Ltd. (b)	587,868	2,867,685
Singapore Exchange Ltd.	338,817	2,903,321
Singapore Technologies Engineering Ltd.	615,624	2,110,668
Singapore Telecommunications Ltd.	2,957,969	6,978,538
STMicroelectronics NV (France)	269,553	7,337,487
United Overseas Bank Ltd.	501,009	12,179,053
TOTAL SINGAPORE		104,015,430
South Africa - 1.0%
Absa Group Ltd.	333,884	3,199,823
Anglo American Platinum Ltd.	31,252	1,228,435
Anglo American PLC (United Kingdom)	504,897	15,652,018
Aspen Pharmacare Holdings Ltd.	147,868	1,502,199
Bid Corp. Ltd.	132,514	3,124,304
Bidvest Group Ltd./The	133,979	2,168,066
Capitec Bank Holdings Ltd.	34,656	6,260,637
Clicks Group Ltd.	93,829	2,010,939
Discovery Ltd.	214,797	2,202,627
Exxaro Resources Ltd.	99,295	936,361
FirstRand Ltd.	2,007,537	8,820,505
Gold Fields Ltd.	355,951	5,870,014
Harmony Gold Mining Co. Ltd.	227,153	2,464,469
Impala Platinum Holdings Ltd. (a)	361,399	2,385,425
Kumba Iron Ore Ltd.	24,583	465,544
MTN Group Ltd.	676,765	3,361,184
Naspers Ltd. Class N	70,846	16,744,271
Nedbank Group Ltd.	182,830	3,098,870
Northam Platinum Holdings Ltd.	142,144	1,051,649
Old Mutual Ltd.	1,869,941	1,290,820
OUTsurance Group Ltd.	333,865	1,141,735
Pepkor Holdings Ltd. (c)	973,456	1,263,617
Remgro Ltd.	197,905	1,724,111
Sanlam Ltd.	721,172	3,603,034
Sasol Ltd.	226,798	1,274,722
Shoprite Holdings Ltd.	197,591	3,412,476
Sibanye-Stillwater Ltd. (a)	1,100,266	1,282,743
Standard Bank Group Ltd.	532,902	7,336,743
Vodacom Group Ltd.	246,271	1,541,828
Woolworths Holdings Ltd.	371,194	1,376,142
TOTAL SOUTH AFRICA		107,795,311
Spain - 1.7%
Acciona SA	9,540	1,218,276
ACS Actividades de Construccion y Servicios SA	72,230	3,457,000
Aena SME SA (c)	29,727	6,564,115
Amadeus IT Holding SA Class A	178,876	12,958,520
Banco Bilbao Vizcaya Argentaria SA	2,288,760	22,783,869
Banco de Sabadell SA	2,164,064	4,210,059
Banco Santander SA (Spain)	6,151,644	30,057,997
CaixaBank SA	1,443,446	8,796,018
Cellnex Telecom SA (c)	210,674	7,722,714
EDP Renovaveis SA	125,767	1,693,622
Endesa SA	124,794	2,688,423
Grifols SA (a)(b)	117,571	1,310,211
Iberdrola SA	2,423,045	35,963,679
Industria de Diseno Textil SA	433,106	24,639,108
Redeia Corp. SA	159,592	2,951,135
Repsol SA	483,485	6,052,449
Telefonica SA	1,580,586	7,417,142
TOTAL SPAIN		180,484,337
Sweden - 2.0%
AddTech AB (B Shares)	102,244	2,834,740
Alfa Laval AB	115,029	5,073,150
ASSA ABLOY AB (B Shares)	398,312	12,476,224
Atlas Copco AB:
(A Shares)	1,054,926	17,409,884
(B Shares)	633,059	9,182,863
Beijer Ref AB (B Shares)	144,024	2,160,789
Boliden AB	109,456	3,398,365
Epiroc AB:
(A Shares)	258,958	5,057,529
(B Shares)	158,836	2,726,638
EQT AB	148,562	4,308,550
Essity AB (B Shares)	241,754	6,825,216
Evolution AB (c)	71,532	6,763,124
Fastighets AB Balder (a)	260,815	2,017,577
Getinge AB (B Shares)	90,159	1,587,898
H&M Hennes & Mauritz AB (B Shares) (b)	225,448	3,348,536
Hexagon AB (B Shares)	826,084	7,723,166
Holmen AB (B Shares)	31,400	1,238,370
Husqvarna AB (B Shares)	138,238	892,390
Industrivarden AB:
(A Shares)	49,836	1,715,684
(C Shares)	61,635	2,117,256
Indutrade AB	108,781	2,946,553
Investment AB Latour (B Shares)	58,247	1,603,979
Investor AB:
(A Shares)	32,388	918,028
(B Shares)	653,457	18,488,309
L E Lundbergforetagen AB (B Shares)	29,893	1,477,178
Lifco AB (B Shares)	91,552	2,723,905
Nibe Industrier AB (B Shares)	604,449	2,918,270
Saab AB (B Shares)	127,793	2,627,933
Sagax AB	86,454	2,067,519
Sandvik AB	423,823	8,313,726
Securitas AB (B Shares)	193,649	2,271,905
Skandinaviska Enskilda Banken AB (A Shares)	630,250	8,899,589
Skanska AB (B Shares)	135,622	2,752,015
SKF AB (B Shares)	134,154	2,534,617
Svenska Cellulosa AB SCA (B Shares)	243,769	3,222,554
Svenska Handelsbanken AB (A Shares)	579,381	6,020,139
Swedbank AB (A Shares)	337,327	6,844,972
Swedish Orphan Biovitrum AB (a)	78,097	2,440,863
Tele2 AB (B Shares)	214,700	2,249,861
Telefonaktiebolaget LM Ericsson (B Shares)	1,103,519	9,252,022
Telia Co. AB	928,559	2,698,207
Trelleborg AB (B Shares)	83,958	2,786,373
Volvo AB:
(A Shares)	82,218	2,152,960
(B Shares)	628,116	16,312,251
Volvo Car AB (b)	283,604	610,220
TOTAL SWEDEN		213,991,897
Switzerland - 3.9%
ABB Ltd. (Reg.)	628,466	34,924,571
Adecco SA (Reg.)	66,506	2,084,016
Avolta AG	36,252	1,441,324
Bachem Holding AG (B Shares)	13,145	1,040,427
Baloise Holdings AG	17,424	3,347,393
Banque Cantonale Vaudoise	11,825	1,179,008
Barry Callebaut AG	1,404	2,458,280
BKW AG	8,291	1,455,522
Chocoladefabriken Lindt & Spruengli AG	386	4,545,909
Chocoladefabriken Lindt & Spruengli AG	43	4,999,363
Clariant AG (Reg.)	85,474	1,186,768
Compagnie Financiere Richemont SA Series A	213,601	31,100,411
DSM-Firmenich AG	73,924	8,772,822
Ems-Chemie Holding AG	2,837	2,183,066
Galderma Group AG (a)	23,351	2,185,159
Geberit AG (Reg.)	13,328	8,346,688
Givaudan SA	3,671	17,416,579
Helvetia Holding AG (Reg.)	14,895	2,521,740
Julius Baer Group Ltd.	82,070	5,003,939
Kuehne & Nagel International AG	19,163	4,784,370
Logitech International SA (Reg.)	62,035	5,083,199
Lonza Group AG	28,693	17,696,592
Novartis AG	782,654	84,922,876
Partners Group Holding AG	9,019	12,459,808
Sandoz Group AG	163,015	7,428,221
Schindler Holding AG:
(participation certificate)	15,570	4,532,798
(Reg.)	9,940	2,831,614
SGS SA (Reg.)	61,132	6,477,422
Sig Group AG	121,131	2,607,637
Sika AG	60,649	16,890,840
Sonova Holding AG	20,162	7,378,034
Straumann Holding AG	44,386	5,851,825
Swatch Group AG (Bearer)	11,483	2,356,346
Swatch Group AG (Bearer) (Reg.)	21,411	866,556
Swiss Life Holding AG	11,419	9,314,508
Swiss Prime Site AG	31,027	3,364,806
Swisscom AG	10,296	6,271,433
Temenos AG	23,763	1,644,189
UBS Group AG	1,305,286	40,116,137
VAT Group AG (c)	10,749	4,474,860
Zurich Insurance Group Ltd.	58,079	34,243,682
TOTAL SWITZERLAND		417,790,738
Taiwan - 5.4%
Accton Technology Corp.	199,000	3,354,822
Acer, Inc.	1,144,288	1,422,589
Advantech Co. Ltd.	189,411	1,862,286
Alchip Technologies Ltd.	32,000	1,988,642
ASE Technology Holding Co. Ltd.	1,312,840	6,211,248
Asia Cement Corp.	921,466	1,343,358
Asia Vital Components Co. Ltd.	130,000	2,498,483
ASUSTeK Computer, Inc.	281,000	4,978,031
AUO Corp.	2,586,000	1,336,631
Catcher Technology Co. Ltd.	241,000	1,759,750
Cathay Financial Holding Co. Ltd.	3,790,869	8,032,183
Chailease Holding Co. Ltd.	591,759	2,780,103
Chang Hwa Commercial Bank	2,452,468	1,352,013
Cheng Shin Rubber Industry Co. Ltd.	705,899	1,017,152
China Airlines Ltd.	1,147,490	802,842
China Steel Corp.	4,707,426	3,303,110
Chunghwa Telecom Co. Ltd.	1,509,000	5,746,723
Compal Electronics, Inc.	1,659,000	1,827,095
CTBC Financial Holding Co. Ltd.	6,240,579	6,940,678
Delta Electronics, Inc.	774,621	9,598,408
E Ink Holdings, Inc.	342,000	3,211,274
E.SUN Financial Holdings Co. Ltd.	5,720,156	4,879,869
ECLAT Textile Co. Ltd.	77,941	1,307,035
eMemory Technology, Inc.	25,000	2,438,788
EVA Airways Corp.	1,076,000	1,246,721
Evergreen Marine Corp. (Taiwan)	405,248	2,576,059
Far Eastern New Century Corp.	1,170,664	1,355,258
Far EasTone Telecommunications Co. Ltd.	697,000	1,930,955
Feng Tay Enterprise Co. Ltd.	197,244	869,902
First Financial Holding Co. Ltd.	4,456,863	3,765,150
Formosa Chemicals & Fibre Corp.	1,414,590	1,693,081
Formosa Plastics Corp.	1,530,480	2,251,761
Fortune Electric Co. Ltd.	56,500	948,807
Fubon Financial Holding Co. Ltd.	3,259,195	9,134,076
Gigabyte Technology Co. Ltd.	215,000	1,700,086
Global Unichip Corp.	34,000	1,275,166
GlobalWafers Co. Ltd.	104,000	1,358,188
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,955,990	31,869,976
Hotai Motor Co. Ltd.	121,220	2,447,506
Hua Nan Financial Holdings Co. Ltd.	3,521,287	2,785,741
Innolux Corp.	3,037,119	1,468,957
Inventec Corp.	1,069,280	1,483,671
Kgi Financial Holding Co. Ltd.	6,293,405	3,253,391
Largan Precision Co. Ltd.	40,000	2,810,753
Lite-On Technology Corp.	831,910	2,616,362
MediaTek, Inc.	603,970	23,588,029
Mega Financial Holding Co. Ltd.	4,714,193	5,762,462
Micro-Star International Co. Ltd.	284,000	1,558,581
Nan Ya Plastics Corp.	2,036,780	2,632,787
Nanya Technology Corp. (a)	513,000	666,470
Nien Made Enterprise Co. Ltd.	69,000	1,031,534
Novatek Microelectronics Corp.	231,000	3,580,883
Pegatron Corp.	796,000	2,421,465
PharmaEssentia Corp. (a)	94,000	1,844,320
Pou Chen Corp.	857,000	1,005,240
President Chain Store Corp.	225,000	2,072,640
Quanta Computer, Inc.	1,075,000	9,794,229
Realtek Semiconductor Corp.	195,090	2,871,774
Ruentex Development Co. Ltd.	631,851	910,044
Shin Kong Financial Holding Co. Ltd. (a)	5,596,764	1,986,844
Sinopac Financial Holdings Co.	4,240,824	3,020,271
Synnex Technology International Corp.	497,500	1,096,303
Taishin Financial Holdings Co. Ltd.	4,663,235	2,485,737
Taiwan Business Bank	2,758,601	1,331,302
Taiwan Cooperative Financial Holding Co. Ltd.	4,237,462	3,323,941
Taiwan High Speed Rail Corp.	763,000	694,266
Taiwan Mobile Co. Ltd.	726,600	2,569,209
Taiwan Semiconductor Manufacturing Co. Ltd.	9,785,000	307,851,850
Tcc Group Holdings	2,708,612	2,699,548
The Shanghai Commercial & Savings Bank Ltd.	1,514,059	1,886,948
Uni-President Enterprises Corp.	1,922,080	5,400,120
Unimicron Technology Corp.	541,000	2,650,734
United Microelectronics Corp.	4,492,000	6,501,922
Vanguard International Semiconductor Corp.	393,000	1,163,799
Vanguard International Semiconductor Corp. rights 10/18/24 (a)	32,581	8,672
Voltronic Power Technology Corp.	26,000	1,715,439
Walsin Lihwa Corp.	1,151,312	1,058,619
Wan Hai Lines Ltd.	280,360	744,675
Winbond Electronics Corp.	1,351,436	802,508
Wistron Corp.	1,085,000	3,658,743
Wiwynn Corp.	44,000	2,509,653
WPG Holding Co. Ltd.	637,320	1,452,750
Yageo Corp.	159,528	2,722,155
Yang Ming Marine Transport Corp.	697,000	1,435,616
Yuanta Financial Holding Co. Ltd.	4,073,956	4,099,350
Zhen Ding Technology Holding Ltd.	266,302	921,280
TOTAL TAIWAN		584,367,392
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	228,500	1,858,603
Advanced Information Service PCL NVDR	240,100	1,952,956
Airports of Thailand PCL:
(For. Reg.)	841,000	1,523,943
NVDR	882,600	1,599,325
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,653,507
NVDR	2,347,200	1,911,878
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,583,600	369,552
NVDR	1,531,600	357,417
Bumrungrad Hospital PCL:
(For. Reg.)	104,400	841,950
NVDR	132,300	1,066,954
Central Pattana PCL:
(For. Reg.)	461,500	857,987
NVDR	342,200	636,193
Central Retail Corp. PCL:
(For. Reg.)	249,566	236,290
NVDR	368,600	348,992
Charoen Pokphand Foods PCL:
(For. Reg.)	706,700	519,766
NVDR	762,800	561,027
CP ALL PCL:
(For. Reg.)	1,160,500	2,173,608
NVDR	1,136,300	2,128,282
CP Axtra PCL NVDR	793,976	792,189
Delta Electronics PCL NVDR	1,227,300	4,984,519
Gulf Energy Development PCL:
(For. Reg.)	350,400	690,487
NVDR	838,300	1,651,928
Home Product Center PCL:
(For. Reg.)	1,156,167	326,551
NVDR	1,298,800	366,836
Intouch Holdings PCL:
(For. Reg.)	169,100	535,739
NVDR	280,400	888,357
Kasikornbank PCL NVDR	247,600	1,072,352
Krung Thai Bank PCL:
(For. Reg.)	788,655	478,653
NVDR	527,800	320,334
Krungthai Card PCL:
(For. Reg.)	150,000	211,645
NVDR	224,400	316,620
Minor International PCL:
(For. Reg.)	1,019,598	807,563
NVDR	303,500	240,384
PTT Exploration and Production PCL:
(For. Reg.)	369,144	1,385,416
NVDR	179,100	672,171
PTT Global Chemical PCL:
(For. Reg.)	534,039	411,330
NVDR	325,700	250,862
PTT Oil & Retail Business PCL NVDR	1,150,400	524,594
PTT PCL:
(For. Reg.)	2,584,300	2,565,556
NVDR	1,346,900	1,337,131
SCB X PCL:
(For. Reg.)	94,050	316,064
NVDR	244,000	819,986
SCG Packaging PCL NVDR	485,900	366,126
Siam Cement PCL:
(For. Reg.)	166,100	1,033,249
NVDR	147,500	917,545
Thai Oil PCL:
(For. Reg.)	321,912	391,052
NVDR	142,110	172,632
TMBThanachart Bank PCL NVDR	9,136,100	481,693
True Corp. PCL (a)	2,632,130	957,818
True Corp. PCL NVDR (a)	1,403,171	510,607
TOTAL THAILAND		47,396,219
Turkey - 0.2%
Akbank TAS	1,231,312	1,818,310
Anadolu Efes Biracilik Ve Malt Sanayii A/S	83,015	464,438
Aselsan A/S	547,667	972,582
Bim Birlesik Magazalar A/S JSC	179,625	2,445,500
Coca-Cola Icecek Sanayi A/S	319,561	474,702
Eregli Demir ve Celik Fabrikalari T.A.S.	535,799	744,317
Ford Otomotiv Sanayi A/S	27,713	791,396
Haci Omer Sabanci Holding A/S	418,853	1,017,642
Koc Holding A/S	300,588	1,482,544
Pegasus Hava Tasimaciligi A/S	85,458	577,618
Sasa Polyester Sanayi A/S	4,201,448	472,073
Tofas Turk Otomobil Fabrikasi A/S	47,749	261,982
Turk Hava Yollari AO (a)	227,160	1,806,540
Turkcell Iletisim Hizmet A/S	480,952	1,189,572
Turkiye Is Bankasi A/S Series C	3,404,752	1,168,536
Turkiye Petrol Rafinerileri A/S	382,934	1,616,000
Turkiye Sise ve Cam Fabrikalari A/S	558,673	638,157
Yapi ve Kredi Bankasi A/S	1,309,566	935,595
TOTAL TURKEY		18,877,504
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	1,163,169	2,831,089
Abu Dhabi Islamic Bank	584,191	2,004,004
Abu Dhabi National Oil Co. for Distribution PJSC	1,251,249	1,229,771
ADNOC Drilling Co. PJSC	1,263,299	1,743,762
Aldar Properties PJSC	1,514,554	3,142,049
Americana Restaurants International PLC	1,187,264	730,515
Dubai Islamic Bank Pakistan Ltd.	1,154,075	1,963,755
Emaar Properties PJSC	2,643,447	6,254,082
Emirates NBD Bank PJSC	756,456	3,913,005
Emirates Telecommunications Corp.	1,389,214	6,702,025
First Abu Dhabi Bank PJSC	1,761,520	6,301,676
Multiply Group (a)	1,335,908	825,611
NMC Health PLC (a)(d)	30,958	0
TOTAL UNITED ARAB EMIRATES		37,641,344
United Kingdom - 6.7%
3i Group PLC	386,327	15,842,389
Admiral Group PLC	103,875	3,434,263
AngloGold Ashanti PLC	167,255	4,666,269
Ashtead Group PLC	173,782	12,969,936
Associated British Foods PLC	133,521	3,823,866
AstraZeneca PLC (United Kingdom)	615,648	87,602,773
Auto Trader Group PLC (c)	355,551	3,839,059
Aviva PLC	1,067,151	6,234,828
BAE Systems PLC	1,203,988	19,405,047
Barclays PLC	5,862,468	17,971,414
Barratt Developments PLC	550,259	3,167,348
Berkeley Group Holdings PLC	40,144	2,290,811
British American Tobacco PLC (United Kingdom)	792,028	27,696,514
BT Group PLC	2,572,447	4,585,810
Bunzl PLC	134,444	5,915,003
Centrica PLC	2,065,088	3,123,497
CK Hutchison Holdings Ltd.	1,065,393	5,603,039
Coca-Cola Europacific Partners PLC	82,068	6,237,168
Compass Group PLC	674,700	21,911,844
Croda International PLC	52,318	2,499,447
DCC PLC (United Kingdom)	38,814	2,454,389
Diageo PLC	883,399	27,280,932
Entain PLC	251,997	2,420,785
Halma PLC	150,984	4,818,486
Hargreaves Lansdown PLC	140,045	1,964,722
HSBC Holdings PLC (United Kingdom)	7,350,831	67,466,098
Imperial Brands PLC	320,759	9,679,874
Informa PLC	530,403	5,530,243
InterContinental Hotel Group PLC	64,047	7,064,227
Intertek Group PLC	64,267	3,851,755
J Sainsbury PLC	651,405	2,235,958
JD Sports Fashion PLC	1,034,632	1,654,292
Kingfisher PLC	727,516	2,751,322
Land Securities Group PLC	284,322	2,205,213
Legal & General Group PLC	2,370,759	6,636,693
Lloyds Banking Group PLC	24,762,409	16,996,926
London Stock Exchange Group PLC	189,714	25,713,057
M&G PLC	915,593	2,289,796
Melrose Industries PLC	525,306	3,217,440
National Grid PLC	1,910,316	23,986,213
NatWest Group PLC	2,639,979	12,508,880
Next PLC	47,655	6,015,832
Pearson PLC	240,286	3,528,438
Persimmon PLC	127,833	2,418,119
Phoenix Group Holdings PLC	281,289	1,781,622
Reckitt Benckiser Group PLC	277,070	16,808,183
RELX PLC (London Stock Exchange)	740,821	33,973,832
Rentokil Initial PLC	1,003,579	5,033,727
Rolls-Royce Holdings PLC (a)	3,378,970	23,316,240
Sage Group PLC	399,245	4,990,534
Schroders PLC	318,293	1,411,855
Segro PLC	512,547	5,189,416
Severn Trent PLC	106,019	3,510,615
Smith & Nephew PLC	348,229	4,329,467
Smiths Group PLC	136,445	2,690,107
Spirax-Sarco Engineering PLC	29,111	2,423,025
SSE PLC	438,920	9,966,651
Standard Chartered PLC (United Kingdom)	861,717	9,992,802
Taylor Wimpey PLC	1,414,900	2,675,128
Tesco PLC	2,751,776	12,150,940
Unilever PLC	990,559	60,426,110
United Utilities Group PLC	268,516	3,543,724
Vodafone Group PLC	8,711,090	8,100,580
Vodafone Group PLC sponsored ADR	26,396	244,691
Whitbread PLC	71,170	2,765,035
Wise PLC (a)	262,091	2,385,950
WPP PLC	430,154	4,521,316
TOTAL UNITED KINGDOM		725,741,565
United States of America - 5.6%
Alcon, Inc. (Switzerland)	198,507	18,293,309
BP PLC	6,563,707	32,101,904
Brookfield Renewable Corp.	54,762	1,676,665
BRP, Inc. Subordinate Voting Shares	13,865	683,616
CSL Ltd.	191,992	36,047,522
CyberArk Software Ltd. (a)(b)	17,319	4,789,050
Experian PLC	364,757	17,764,587
Ferrovial SE	207,193	8,311,800
GFL Environmental, Inc.	86,975	3,638,664
GSK PLC	1,646,388	29,731,422
Haleon PLC	3,084,318	14,823,436
Holcim AG	207,016	20,395,948
James Hardie Industries PLC CDI (a)	171,492	5,469,437
JBS SA	305,900	1,905,492
Legend Biotech Corp. ADR (a)	29,310	1,319,536
Monday.com Ltd. (a)	14,846	4,362,794
Nestle SA (Reg. S)	1,040,421	98,312,131
QIAGEN NV (Germany)	87,146	3,701,669
Roche Holding AG:
(Bearer)	12,733	4,323,219
(participation certificate)	278,996	86,461,840
Sanofi SA	452,614	47,832,168
Schneider Electric SA	217,230	56,273,161
Shell PLC (London)	2,501,943	83,533,173
Stellantis NV (Italy)	840,566	11,516,846
Swiss Re Ltd.	119,795	15,349,796
Tenaris SA	185,408	3,054,685
TOTAL UNITED STATES OF AMERICA		611,673,870
Zambia - 0.0%
First Quantum Minerals Ltd. (a)	282,161	3,645,690
TOTAL COMMON STOCKS (Cost $8,804,248,852)		10,496,969,648

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	178,298	1,427,109
France - 0.0%
Air Liquide SA	9,586	1,718,783
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	22,959	1,686,970
Dr. Ing. h.c. F. Porsche AG Series F (c)	45,391	3,193,731
Henkel AG & Co. KGaA	66,965	5,796,701
Porsche Automobil Holding SE (Germany)	61,978	2,574,768
Sartorius AG (non-vtg.)	10,317	2,667,545
Volkswagen AG	81,875	7,947,018
TOTAL GERMANY		23,866,733
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	8,326	943,358
Hyundai Motor Co. Ltd. Series 2	15,119	1,752,513
LG Chemical Ltd.	3,195	482,600
LG H & H Co. Ltd.	694	73,274
Samsung Electronics Co. Ltd.	334,282	11,537,059
TOTAL KOREA (SOUTH)		14,788,804
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	2,913,333	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,029,136)		41,801,429

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	4,285

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $8,808,385)	8,833,000	8,810,367

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (h)	263,082,330	263,134,946
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	42,234,199	42,238,423
TOTAL MONEY MARKET FUNDS (Cost $305,373,369)		305,373,369

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,169,473,701)	10,852,959,098
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,459,873)
NET ASSETS - 100.0%	10,844,499,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,611	Dec 2024	90,739,575	882,855	882,855
ICE MSCI EAFE Index Contracts (United States)	1,618	Dec 2024	190,131,180	(5,786,523)	(5,786,523)
TME S&P/TSX 60 Index Contracts (Canada)	116	Dec 2024	24,115,603	146,605	146,605

TOTAL FUTURES CONTRACTS					(4,757,063)
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,114,309 or 2.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,810,367.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	93,306,422	1,827,986,633	1,658,152,172	11,608,234	(5,937)	-	263,134,946	0.5%
Fidelity Securities Lending Cash Central Fund 4.87%	30,949,089	346,017,443	334,728,109	629,026	-	-	42,238,423	0.2%
Total	124,255,511	2,174,004,076	1,992,880,281	12,237,260	(5,937)	-	305,373,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	583,561,215	127,515,557	456,045,658	-
Consumer Discretionary	1,166,929,663	281,296,915	885,632,748	-
Consumer Staples	755,323,022	172,866,292	582,456,729	1
Energy	539,160,745	208,013,328	331,147,412	5
Financials	2,425,099,353	897,982,580	1,527,116,772	1
Health Care	986,522,929	167,706,565	818,816,364	-
Industrials	1,459,627,554	470,106,224	989,521,330	-
Information Technology	1,369,268,694	253,300,462	1,115,968,231	1
Materials	726,116,028	298,008,042	427,977,759	130,227
Real Estate	194,151,367	64,490,478	129,660,889	-
Utilities	333,010,507	158,864,976	174,145,529	2

Corporate Bonds	4,285	-	4,285	-

Government Obligations	8,810,367	-	8,810,367	-

Money Market Funds	305,373,369	305,373,369	-	-
Total Investments in Securities:	10,852,959,098	3,405,524,788	7,447,304,073	130,237
Derivative Instruments: Assets
Futures Contracts	1,029,460	1,029,460	-	-
Total Assets	1,029,460	1,029,460	-	-
Liabilities
Futures Contracts	(5,786,523)	(5,786,523)	-	-
Total Liabilities	(5,786,523)	(5,786,523)	-	-
Total Derivative Instruments:	(4,757,063)	(4,757,063)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,029,460	(5,786,523)
Total Equity Risk	1,029,460	(5,786,523)
Total Value of Derivatives	1,029,460	(5,786,523)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Global ex U.S. Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $39,671,128) - See accompanying schedule:
Unaffiliated issuers (cost $8,864,100,332)	$10,547,585,729
Fidelity Central Funds (cost $305,373,369)	305,373,369

Total Investment in Securities (cost $9,169,473,701)		$10,852,959,098
Segregated cash with brokers for derivative instruments		1,184,238
Foreign currency held at value (cost $22,235,243)		22,010,204
Receivable for investments sold		625,226
Receivable for fund shares sold		8,333,627
Dividends receivable		20,857,777
Reclaims receivable		22,829,193
Interest receivable		33
Distributions receivable from Fidelity Central Funds		1,112,018
Other receivables		601
Total assets		10,929,912,015
Liabilities
Payable for investments purchased
Regular delivery	$102,749
Delayed delivery	61,238
Payable for fund shares redeemed	5,898,977
Accrued management fee	509,990
Payable for daily variation margin on futures contracts	1,780,968
Deferred taxes	34,802,074
Other payables and accrued expenses	19,774
Collateral on securities loaned	42,237,020
Total liabilities		85,412,790
Net Assets		$10,844,499,225
Net Assets consist of:
Paid in capital		$9,835,077,414
Total accumulated earnings (loss)		1,009,421,811
Net Assets		$10,844,499,225
Net Asset Value, offering price and redemption price per share ($10,844,499,225 ÷ 709,882,035 shares)		$15.28
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$309,884,194
Interest		509,555
Income from Fidelity Central Funds (including $629,026 from security lending)		12,237,260
Income before foreign taxes withheld		$322,631,009
Less foreign taxes withheld		(25,504,116)
Total income		297,126,893
Expenses
Management fee	$5,523,301
Independent trustees' fees and expenses	26,717
Total expenses before reductions	5,550,018
Expense reductions	(198,678)
Total expenses after reductions		5,351,340
Net Investment income (loss)		291,775,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $165,787)	(167,587,832)
Fidelity Central Funds	(5,937)
Foreign currency transactions	(429,719)
Futures contracts	40,111,495
Total net realized gain (loss)		(127,911,993)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $23,422,313)	1,820,224,278
Assets and liabilities in foreign currencies	203,530
Futures contracts	(3,038,788)
Total change in net unrealized appreciation (depreciation)		1,817,389,020
Net gain (loss)		1,689,477,027
Net increase (decrease) in net assets resulting from operations		$1,981,252,580
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,775,553	$275,258,066
Net realized gain (loss)	(127,911,993)	(221,998,269)
Change in net unrealized appreciation (depreciation)	1,817,389,020	915,261,834
Net increase (decrease) in net assets resulting from operations	1,981,252,580	968,521,631
Distributions to shareholders	(273,194,043)	(208,386,222)

Share transactions
Proceeds from sales of shares	3,257,355,899	3,103,954,657
Reinvestment of distributions	258,456,453	198,751,243
Cost of shares redeemed	(2,708,065,922)	(3,207,929,609)

Net increase (decrease) in net assets resulting from share transactions	807,746,430	94,776,291
Total increase (decrease) in net assets	2,515,804,967	854,911,700

Net Assets
Beginning of period	8,328,694,258	7,473,782,558
End of period	$10,844,499,225	$8,328,694,258

Other Information
Shares
Sold	222,491,834	233,829,985
Issued in reinvestment of distributions	18,824,212	15,938,351
Redeemed	(185,113,293)	(240,542,102)
Net increase (decrease)	56,202,753	9,226,234

Financial Highlights
Fidelity® Global ex U.S. Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$11.60	$15.79	$12.43	$13.09
Income from Investment Operations
Net investment income (loss) A,B	.42	.42	.42	.38	.29
Net realized and unrealized gain (loss)	2.54	1.05	(4.21)	3.23	(.57)
Total from investment operations	2.96	1.47	(3.79)	3.61	(.28)
Distributions from net investment income	(.42)	(.33)	(.40)	(.25)	(.38)
Total distributions	(.42)	(.33)	(.40)	(.25)	(.38)
Net asset value, end of period	$15.28	$12.74	$11.60	$15.79	$12.43
Total Return C	23.57%	12.74%	(24.56)%	29.25%	(2.25)%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.05% F	.06%	.06%	.05% F	.06%
Expenses net of fee waivers, if any	.05 % F	.06%	.06%	.05% F	.06%
Expenses net of all reductions	.05% F	.05%	.06%	.05% F	.06%
Net investment income (loss)	2.89%	3.13%	3.06%	2.46%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$10,844,499	$8,328,694	$7,473,783	$9,132,488	$5,621,566
Portfolio turnover rate G	3%	8%	5% H	5% H	5%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations  are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. The Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions,  certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Index Fund	7,516,176,190	2,034,817,789	(1,251,171,654)	783,646,135
Fidelity Global ex U.S. Index Fund	9,286,104,897	2,609,684,282	(1,042,683,476)	1,567,000,806

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Emerging Markets Index Fund	183,226,989	(914,640,782)	782,724,382
Fidelity Global ex U.S. Index Fund	271,425,317	(793,329,549)	1,566,128,116

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Index Fund	(157,987,967)	(756,652,815)	(914,640,782)
Fidelity Global ex U.S. Index Fund	(84,989,376)	(708,340,173)	(793,329,549)

The tax character of distributions paid was as follows:

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Emerging Markets Index Fund	186,938,129	186,938,129
Fidelity Global ex U.S. Index Fund	273,194,043	273,194,043

October 31, 2023
	Ordinary Income ($)	Total ($)
Fidelity Emerging Markets Index Fund	144,831,374	144,831,374
Fidelity Global ex U.S. Index Fund	208,386,222	208,386,222

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	906,092,102	375,343,870
Fidelity Global ex U.S. Index Fund	1,020,276,850	334,646,159
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Emerging Markets Index Fund	Borrower	9,885,500	5.58%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Index Fund	83,250	-	-
Fidelity Global ex U.S. Index Fund	67,072	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Index Fund	114,779
Fidelity Global ex U.S. Index Fund	198,678
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity Emerging Markets Index Fund	10%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Emerging Markets Index Fund
December, 2023	40.20%
Fidelity Global ex U.S. Index Fund
December, 2023	80.27%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Index Fund	$9,704,857
Fidelity Global ex U.S. Index Fund	$7,026,346
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund	12/18/2023	$0.2900	$0.0337
Fidelity Global ex U.S. Index Fund	12/18/2023	$0.4350	$0.0291
The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Emerging Markets Index Fund
Fidelity Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the funds oblige FMR to pay all expenses of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.075% for Fidelity Emerging Markets Index Fund and 0.055% for Fidelity Global ex U.S. Index Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.929368.113
EMX-I-GUX-I-ANN-1224
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Fidelity® SAI International Low Volatility Index Fund
Fidelity® SAI U.S. Low Volatility Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Brazil - 1.3%
Rumo SA	5,339,400	18,380,193
Telefonica Brasil SA	1,777,500	16,185,646
TOTAL BRAZIL		34,565,839
Chile - 0.8%
Banco de Chile	170,990,352	19,919,410
China - 15.0%
Agricultural Bank of China Ltd. (H Shares)	85,486,000	42,003,256
Bank of China Ltd. (H Shares)	87,979,000	41,757,464
Bank of Communications Co. Ltd. (H Shares)	53,887,000	40,813,230
CGN Power Co. Ltd. (H Shares) (a)	54,319,000	19,524,333
China CITIC Bank Corp. Ltd. (H Shares)	46,496,000	28,978,437
China Construction Bank Corp. (H Shares)	55,269,000	42,901,818
China Minsheng Banking Corp. Ltd. (H Shares)	33,665,500	12,503,994
China Railway Group Ltd. (H Shares)	21,549,000	10,753,362
China Shenhua Energy Co. Ltd. (H Shares)	9,401,000	40,705,612
China Tower Corp. Ltd. (H Shares) (a)	142,446,000	19,220,390
Hengan International Group Co. Ltd.	3,253,500	9,607,125
Industrial & Commercial Bank of China Ltd. (H Shares)	69,372,000	41,613,250
PICC Property & Casualty Co. Ltd. (H Shares)	11,110,000	16,853,545
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	20,236,000	11,621,166
Want Want China Holdings Ltd.	25,409,000	15,811,160
TOTAL CHINA		394,668,142
India - 21.5%
Bharti Airtel Ltd.	2,147,602	41,105,051
Cipla Ltd./India	1,714,019	31,531,499
Crompton Greaves Consumer Electricals Ltd.	3,279,963	15,222,811
Dr. Reddy's Laboratories Ltd.	2,344,689	35,464,308
FSN E-Commerce Ventures Ltd. (b)	3,891,818	8,371,272
HCL Technologies Ltd.	1,933,492	40,456,508
Hindustan Unilever Ltd.	1,190,441	35,740,632
Infosys Ltd.	1,745,397	36,416,111
Jubilant Foodworks Ltd.	1,960,152	13,391,406
Marico Ltd.	865,168	6,573,475
MRF Ltd.	12,381	18,006,292
Nestle India Ltd.	1,301,503	35,000,528
Pidilite Industries Ltd.	781,492	29,180,021
Power Grid Corp. of India Ltd.	8,949,481	34,042,738
Sona Blw Precision Forgings Ltd. (a)	2,102,600	17,102,592
Sun Pharmaceutical Industries Ltd.	947,462	20,791,748
Tata Consultancy Services Ltd.	735,483	34,594,067
Tech Mahindra Ltd.	1,908,573	36,326,839
Titan Co. Ltd.	269,772	10,449,285
Tvs Motor Co. Ltd.	1,216,642	36,011,416
Wipro Ltd.	4,398,759	28,632,589
TOTAL INDIA		564,411,188
Indonesia - 2.1%
PT Bank Central Asia Tbk	55,528,500	35,937,854
PT Telkom Indonesia Persero Tbk	100,023,100	17,878,407
TOTAL INDONESIA		53,816,261
Korea (South) - 7.6%
Coway Co. Ltd.	275,930	12,647,717
Db Insurance Co. Ltd.	207,882	16,438,744
Hankook Tire Co. Ltd.	380,796	9,730,101
Hyundai Mobis	200,616	36,175,378
Industrial Bank of Korea	1,632,819	16,685,782
Korea Zinc Co. Ltd.	8,223	5,944,785
KT&G Corp.	499,372	39,797,144
NCSOFT Corp.	80,959	12,751,537
Samsung Electronics Co. Ltd.	634,788	27,042,005
Samsung SDS Co. Ltd.	202,119	20,913,398
SK Hynix, Inc.	16,251	2,134,449
TOTAL KOREA (SOUTH)		200,261,040
Kuwait - 2.1%
Boubyan Bank KSC	3,482,354	6,337,748
Mobile Telecommunication Co.	10,637,873	15,821,494
National Bank of Kuwait	12,016,417	33,313,615
TOTAL KUWAIT		55,472,857
Malaysia - 4.9%
CelcomDigi Bhd	14,887,600	11,546,171
IHH Healthcare Bhd	15,352,700	25,407,798
Malayan Banking Bhd	5,859,616	14,032,688
MISC Bhd	6,858,800	11,732,252
Petronas Gas Bhd	2,112,500	8,323,947
PPB Group Bhd	2,565,700	8,154,738
Public Bank Bhd	10,073,100	10,136,390
Tenaga Nasional Bhd	12,512,200	40,028,294
TOTAL MALAYSIA		129,362,278
Mexico - 0.3%
Kimberly-Clark de Mexico SA de CV Series A	5,216,300	7,489,657
Philippines - 1.4%
Bank of the Philippine Islands (BPI)	8,584,453	21,002,342
Manila Electric Co.	648,350	5,396,138
PLDT, Inc.	431,260	10,556,110
TOTAL PHILIPPINES		36,954,590
Qatar - 2.6%
Masraf al Rayan	4,701,482	3,062,872
Qatar Electricity & Water Co.	1,435,976	6,397,015
Qatar Islamic Bank	4,717,921	26,563,411
Qatar National Bank SAQ	5,828,416	27,773,419
The Commercial Bank of Qatar	3,538,499	4,130,355
TOTAL QATAR		67,927,072
Russia - 0.0%
PhosAgro PJSC (b)(c)	1,400	0
PhosAgro PJSC sponsored GDR (Reg. S) (b)(c)	3,774	0
TOTAL RUSSIA		0
Saudi Arabia - 7.8%
Alinma Bank	3,953,223	29,577,859
Almarai Co. Ltd.	1,178,006	17,282,565
Arabian Internet and Communications Services Co. Ltd.	45,518	3,092,950
Elm Co.	73,280	19,952,639
Etihad Etisalat Co.	464,368	6,404,735
Jarir Marketing Co.	3,011,603	10,616,829
Mouwasat Medical Services Co.	481,445	12,062,725
Sabic Agriculture-Nutrients Co.	570,361	17,282,286
Saudi Basic Industries Corp.	1,429,630	27,673,696
Saudi Electricity Co.	4,054,655	17,705,446
Saudi Telecom Co.	3,778,111	42,401,517
Yanbu National Petrochemical Co.	145,199	1,538,707
TOTAL SAUDI ARABIA		205,591,954
Taiwan - 24.9%
Asia Cement Corp.	11,147,000	16,250,635
ASUSTeK Computer, Inc.	2,573,000	45,581,753
Catcher Technology Co. Ltd.	3,485,000	25,447,012
Chang Hwa Commercial Bank	37,879,608	20,882,525
Chicony Electronics Co. Ltd.	3,465,000	17,531,227
Chunghwa Telecom Co. Ltd.	10,418,000	39,674,859
Compal Electronics, Inc.	21,218,000	23,367,871
Far Eastern New Century Corp.	6,111,000	7,074,604
Far EasTone Telecommunications Co. Ltd.	7,387,000	20,464,795
Formosa Petrochemical Corp.	7,799,000	11,716,236
Formosa Plastics Corp.	7,854,000	11,555,413
Highwealth Construction Corp.	8,810,590	11,103,120
Inventec Corp.	15,986,000	22,181,252
Lite-On Technology Corp.	8,205,000	25,804,771
Lotes Co. Ltd.	462,000	23,573,122
Mega Financial Holding Co. Ltd.	29,376,797	35,909,154
Pegatron Corp.	10,507,000	31,962,728
President Chain Store Corp.	2,875,000	26,483,739
Quanta Computer, Inc.	1,552,000	14,140,134
SINBON Electronics Co. Ltd.	1,107,000	9,091,039
Sinopac Financial Holdings Co.	39,530,427	28,153,161
Synnex Technology International Corp.	6,493,000	14,308,136
Taichung Commercial Bank Co. Ltd.	19,502,904	10,765,786
Taiwan Cooperative Financial Holding Co. Ltd.	48,165,468	37,781,853
Taiwan High Speed Rail Corp.	11,242,000	10,229,274
Taiwan Mobile Co. Ltd.	9,344,000	33,039,765
The Shanghai Commercial & Savings Bank Ltd.	13,597,080	16,945,827
Uni-President Enterprises Corp.	15,664,000	44,008,303
WPG Holding Co. Ltd.	8,600,000	19,603,414
TOTAL TAIWAN		654,631,508
Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	5,483,400	44,601,583
Bangkok Dusit Medical Services PCL (For. Reg.)	18,366,500	14,960,169
TOTAL THAILAND		59,561,752
United Arab Emirates - 4.1%
Abu Dhabi National Oil Co. for Distribution PJSC	14,725,100	14,472,335
Americana Restaurants International PLC	14,668,927	9,025,680
Dubai Electricity & Water Authority PJSC	46,095,909	31,248,911
Dubai Islamic Bank Pakistan Ltd.	14,834,127	25,241,501
Emirates Telecommunications Corp.	5,952,460	28,716,623
TOTAL UNITED ARAB EMIRATES		108,705,050
TOTAL COMMON STOCKS (Cost $2,124,972,044)		2,593,338,598

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $782,812)	785,000	782,989

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f) (Cost $335)	335	335

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $2,125,755,191)	2,594,121,922
NET OTHER ASSETS (LIABILITIES) - 1.3%	33,881,749
NET ASSETS - 100.0%	2,628,003,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	713	Dec 2024	40,159,725	964,685	964,685

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,468,481 or 2.6% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $782,989.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	22,637,413	891,793,087	914,430,134	2,152,051	(31)	-	335	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	4,428,000	572,907	5,000,907	357	-	-	-	0.0%
Total	27,065,413	892,365,994	919,431,041	2,152,408	(31)	-	335

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	360,368,683	109,530,015	250,838,668	-
Consumer Discretionary	211,223,114	34,114,844	177,108,270	-
Consumer Staples	245,949,066	24,772,222	221,176,844	-
Energy	52,421,848	-	52,421,848	-
Financials	719,638,456	175,920,190	543,718,266	-
Health Care	140,218,247	12,062,725	128,155,522	-
Industrials	58,169,685	18,380,193	39,789,492	-
Information Technology	522,154,014	23,045,589	499,108,425	-
Materials	109,425,543	46,494,689	62,930,854	-
Real Estate	11,103,120	-	11,103,120	-
Utilities	162,666,822	55,351,372	107,315,450	-

Government Obligations	782,989	-	782,989	-

Money Market Funds	335	335	-	-
Total Investments in Securities:	2,594,121,922	499,672,174	2,094,449,748	-
Derivative Instruments: Assets
Futures Contracts	964,685	964,685	-	-
Total Assets	964,685	964,685	-	-
Total Derivative Instruments:	964,685	964,685	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	964,685	0
Total Equity Risk	964,685	0
Total Value of Derivatives	964,685	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,125,754,856)	$2,594,121,587
Fidelity Central Funds (cost $335)	335

Total Investment in Securities (cost $2,125,755,191)		$2,594,121,922
Segregated cash with brokers for derivative instruments		792,852
Foreign currency held at value (cost $74,504,672)		74,544,030
Receivable for investments sold		220,400,658
Receivable for fund shares sold		353,992
Dividends receivable		2,621,207
Distributions receivable from Fidelity Central Funds		265,678
Prepaid expenses		4,118
Total assets		2,893,104,457
Liabilities
Payable for fund shares redeemed	$9,467,250
Accrued management fee	426,296
Notes payable to affiliates	232,628,000
Payable for daily variation margin on futures contracts	224,639
Other affiliated payables	32,956
Deferred taxes	18,815,845
Other payables and accrued expenses	3,505,800
Total liabilities		265,100,786
Net Assets		$2,628,003,671
Net Assets consist of:
Paid in capital		$2,091,692,611
Total accumulated earnings (loss)		536,311,060
Net Assets		$2,628,003,671
Net Asset Value, offering price and redemption price per share ($2,628,003,671 ÷ 224,015,038 shares)		$11.73
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$138,692,650
Interest		90,949
Income from Fidelity Central Funds (including $357 from security lending)		2,152,408
Income before foreign taxes withheld		$140,936,007
Less foreign taxes withheld		(17,349,588)
Total income		123,586,419
Expenses
Management fee	$5,304,513
Custodian fees and expenses	3,302,525
Independent trustees' fees and expenses	9,615
Registration fees	53,466
Audit fees	78,230
Legal	2,819
Interest	440,317
Miscellaneous	14,086
Total expenses		9,205,571
Net Investment income (loss)		114,380,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $22,442,643)	31,631,908
Fidelity Central Funds	(31)
Foreign currency transactions	(49,177)
Futures contracts	1,987,540
Total net realized gain (loss)		33,570,240
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $5,464,002)	464,160,751
Assets and liabilities in foreign currencies	(166,175)
Futures contracts	1,595,297
Total change in net unrealized appreciation (depreciation)		465,589,873
Net gain (loss)		499,160,113
Net increase (decrease) in net assets resulting from operations		$613,540,961
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,380,848	$103,668,999
Net realized gain (loss)	33,570,240	10,092,357
Change in net unrealized appreciation (depreciation)	465,589,873	155,304,597
Net increase (decrease) in net assets resulting from operations	613,540,961	269,065,953
Distributions to shareholders	(98,766,194)	(53,120,773)

Share transactions
Proceeds from sales of shares	1,047,524,981	1,377,836,095
Reinvestment of distributions	93,428,323	51,309,868
Cost of shares redeemed	(2,199,673,325)	(545,094,970)

Net increase (decrease) in net assets resulting from share transactions	(1,058,720,021)	884,050,993
Total increase (decrease) in net assets	(543,945,254)	1,099,996,173

Net Assets
Beginning of period	3,171,948,925	2,071,952,752
End of period	$2,628,003,671	$3,171,948,925

Other Information
Shares
Sold	92,869,813	137,366,579
Issued in reinvestment of distributions	8,983,495	5,225,037
Redeemed	(190,143,275)	(53,285,723)
Net increase (decrease)	(88,289,967)	89,305,893

Financial Highlights
Fidelity® SAI Emerging Markets Low Volatility Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$9.29	$11.44	$9.41	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.36	.35	.33	.27	.24
Net realized and unrealized gain (loss)	1.53	.70	(2.22)	1.95	(.75)
Total from investment operations	1.89	1.05	(1.89)	2.22	(.51)
Distributions from net investment income	(.32)	(.18)	(.26)	(.19)	(.19)
Total distributions	(.32)	(.18)	(.26)	(.19)	(.19)
Net asset value, end of period	$11.73	$10.16	$9.29	$11.44	$9.41
Total Return C	18.98%	11.41%	(16.88)%	23.79%	(5.10)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.26%	.26%	.26%	.23%	.24%
Expenses net of fee waivers, if any	.26%	.26%	.25%	.23%	.24%
Expenses net of all reductions	.26%	.26%	.25%	.23%	.24%
Net investment income (loss)	3.24%	3.37%	3.09%	2.44%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,628,004	$3,171,949	$2,071,953	$1,792,423	$1,259,405
Portfolio turnover rate F	34%	22%	21%	28%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® SAI International Low Volatility Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Australia - 2.8%
ASX Ltd.	860,374	36,640,786
Insurance Australia Group Ltd.	10,785,316	52,960,828
Medibank Private Ltd.	12,531,560	29,451,457
The Lottery Corp. Ltd.	10,127,946	33,092,921
TOTAL AUSTRALIA		152,145,992
China - 1.0%
BOC Hong Kong (Holdings) Ltd.	15,976,500	52,158,991
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	7
TOTAL CHINA		52,158,998
Denmark - 4.5%
Coloplast A/S Series B	551,188	68,736,244
Novo Nordisk A/S Series B	820,420	92,022,419
Novonesis (NOVOZYMES) B Series B	483,540	30,298,150
Ringkjoebing Landbobank A/S	96,261	15,847,569
Tryg A/S	1,542,625	36,328,816
TOTAL DENMARK		243,233,198
Finland - 1.6%
Elisa Corp. (A Shares)	685,283	32,619,430
Kone OYJ (B Shares)	1,020,661	55,799,858
TOTAL FINLAND		88,419,288
France - 4.1%
Air Liquide SA	591,661	106,085,648
bioMerieux SA	210,418	23,460,423
Danone SA	77,131	5,510,127
Orange SA	7,881,246	86,581,019
TOTAL FRANCE		221,637,217
Germany - 5.6%
Beiersdorf AG	441,880	59,601,216
Deutsche Borse AG	451,497	104,872,956
Hannover Reuck SE	267,992	70,399,254
Symrise AG	590,146	70,997,603
TOTAL GERMANY		305,871,029
Hong Kong - 4.8%
CLP Holdings Ltd.	7,411,000	62,953,496
Hang Seng Bank Ltd.	2,650,300	32,418,975
Hong Kong & China Gas Co. Ltd.	37,066,015	28,710,073
Hongkong Land Holdings Ltd.	4,609,400	19,763,208
Jardine Matheson Holdings Ltd.	939,076	36,083,115
MTR Corp. Ltd.	7,072,583	25,732,838
Power Assets Holdings Ltd.	6,062,000	40,380,604
Sino Land Ltd.	15,546,500	15,558,283
TOTAL HONG KONG		261,600,592
Israel - 0.5%
Elbit Systems Ltd. (Israel)	113,310	25,938,342
Italy - 0.5%
Recordati SpA	456,633	25,878,203
Japan - 29.7%
Advance Residence Investment Corp.	6,521	13,104,060
Ajinomoto Co., Inc.	1,575,200	60,512,491
Alfresa Holdings Corp.	923,000	13,317,102
Bridgestone Corp.	1,479,100	52,707,903
Canon, Inc.	248,300	8,075,955
Chubu Electric Power Co., Inc.	3,449,100	39,647,960
Daiwa House REIT Investment Corp.	9,712	14,792,902
FUJIFILM Holdings Corp.	3,892,530	92,596,753
Gunma Bank Ltd.	1,937,900	10,913,431
Hankyu Hanshin Holdings, Inc.	1,157,040	31,459,988
Haseko Corp.	958,100	11,580,660
Hirogin Holdings, Inc.	1,421,400	10,382,149
Japan Post Bank Co. Ltd.	6,419,900	57,338,367
Japan Post Holdings Co. Ltd.	8,351,900	77,055,396
Japan Real Estate Investment Corp.	6,175	22,461,272
Kansai Electric Power Co., Inc.	3,758,900	60,281,780
KDDI Corp.	1,607,600	50,123,998
Kinden Corp.	590,100	12,230,542
Kintetsu Group Holdings Co. Ltd.	867,600	20,164,343
Kuraray Co. Ltd.	1,501,700	20,350,241
Kyocera Corp.	6,323,300	64,129,068
Kyushu Railway Co.	715,800	18,833,073
McDonald's Holdings Co. (Japan) Ltd. (c)	387,200	16,408,361
Mebuki Financial Group, Inc.	4,627,900	17,310,214
Medipal Holdings Corp.	936,500	14,837,646
Nippon Building Fund, Inc.	37,676	32,316,642
Nippon Prologis REIT, Inc.	10,851	17,457,992
Nippon Telegraph & Telephone Corp.	67,981,500	65,590,966
Nisshin Seifun Group, Inc.	1,191,000	13,904,971
Oji Holdings Corp.	4,615,700	17,163,963
Osaka Gas Co. Ltd.	1,865,260	39,970,027
Otsuka Corp.	1,054,800	23,673,366
Otsuka Holdings Co. Ltd.	316,060	19,093,427
Pan Pacific International Holdings Ltd.	2,426,800	60,204,787
Secom Co. Ltd.	1,910,840	67,955,030
Seven & i Holdings Co. Ltd.	566,800	8,161,888
Skylark Holdings Co. Ltd.	1,035,200	16,033,454
SoftBank Corp.	67,252,500	84,664,394
Sohgo Security Services Co., Ltd.	1,973,300	13,719,806
Suntory Beverage & Food Ltd.	285,900	9,644,669
The Hachijuni Bank Ltd.	2,337,800	12,829,233
Tobu Railway Co. Ltd.	954,700	15,449,300
Tokio Marine Holdings, Inc.	2,777,100	100,020,492
Tokyo Gas Co. Ltd.	1,694,600	41,810,679
Tokyu Corp.	2,843,300	35,053,369
Toyota Motor Corp.	4,478,200	77,161,161
Yamaguchi Financial Group, Inc.	1,068,300	10,460,595
Zensho Holdings Co. Ltd.	424,200	21,281,724
TOTAL JAPAN		1,614,237,590
Netherlands - 5.8%
ASML Holding NV (Netherlands)	30,223	20,421,992
EXOR NV	432,384	45,715,658
Koninklijke Ahold Delhaize NV	2,831,648	93,358,592
Koninklijke KPN NV	14,908,432	58,266,412
Wolters Kluwer NV	572,526	96,341,770
TOTAL NETHERLANDS		314,104,424
Norway - 0.9%
Gjensidige Forsikring ASA	844,440	15,238,027
Orkla ASA	3,338,086	30,861,561
Telenor ASA	282,525	3,469,858
TOTAL NORWAY		49,569,446
Singapore - 2.7%
CapitaLand Ascendas REIT	16,193,699	32,816,679
CapitaLand Integrated Commercial Trust	14,735,586	22,387,477
Mapletree Industrial (REIT)	9,418,343	17,006,865
Oversea-Chinese Banking Corp. Ltd.	1,474,000	16,911,354
Singapore Exchange Ltd.	3,754,700	32,174,008
Singapore Technologies Engineering Ltd.	6,962,100	23,869,575
TOTAL SINGAPORE		145,165,958
Spain - 0.8%
Redeia Corp. SA	1,846,560	34,146,126
Viscofan Envolturas Celulosicas SA	177,735	11,870,539
TOTAL SPAIN		46,016,665
Sweden - 0.5%
Telia Co. AB	10,310,814	29,961,172
Switzerland - 10.9%
Allreal Holding AG	70,218	12,489,705
Banque Cantonale Vaudoise	129,231	12,884,939
Barry Callebaut AG	26	45,524
Chocoladefabriken Lindt & Spruengli AG	625	72,665,161
DKSH Holding AG	131,387	9,387,503
Galenica AG (d)	227,515	19,812,551
Givaudan SA	18,949	89,901,051
Novartis AG	963,535	104,549,601
PSP Swiss Property AG	208,713	29,631,421
SGS SA (Reg.)	674,550	71,473,945
Swiss Prime Site AG	349,095	37,858,545
Swisscom AG	115,500	70,352,614
Zurich Insurance Group Ltd.	109,428	64,519,320
TOTAL SWITZERLAND		595,571,880
United Kingdom - 13.5%
Admiral Group PLC	1,198,652	39,629,231
AstraZeneca PLC (United Kingdom)	678,911	96,604,693
Bunzl PLC	1,502,308	66,095,594
Diageo PLC	2,042,212	63,067,139
National Grid PLC	7,962,104	99,973,367
Pearson PLC	3,068,896	45,064,673
Reckitt Benckiser Group PLC	1,778,067	107,864,709
RELX PLC (London Stock Exchange)	2,353,540	107,932,649
Unilever PLC	1,776,356	108,361,323
TOTAL UNITED KINGDOM		734,593,378
United States of America - 8.9%
CSL Ltd.	535,954	100,628,221
GSK PLC	4,823,301	87,101,945
Nestle SA (Reg. S)	861,136	81,371,017
QIAGEN NV (Germany)	67,792	2,879,576
Roche Holding AG (participation certificate)	332,349	102,996,122
Sanofi SA	1,059,527	111,970,626
TOTAL UNITED STATES OF AMERICA		486,947,507
TOTAL COMMON STOCKS (Cost $4,935,416,971)		5,393,050,879

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $3,478,280)	3,488,000	3,479,063

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (g)	2,547,404	2,547,913
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	13,482,152	13,483,500
TOTAL MONEY MARKET FUNDS (Cost $16,031,413)		16,031,413

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,954,926,664)	5,412,561,355
NET OTHER ASSETS (LIABILITIES) - 0.5%	29,008,649
NET ASSETS - 100.0%	5,441,570,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	406	Dec 2024	47,709,060	(488,232)	(488,232)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,812,551 or 0.4% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,946,998.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	1,287,238,290	1,284,688,203	2,731,116	(2,174)	-	2,547,913	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	45,398,400	372,468,270	404,383,170	486,893	-	-	13,483,500	0.1%
Total	45,398,400	1,659,706,560	1,689,071,373	3,218,009	(2,174)	-	16,031,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	481,629,863	194,669,486	286,960,377	-
Consumer Discretionary	333,535,644	-	333,535,644	-
Consumer Staples	726,800,934	268,402,593	458,398,334	7
Financials	954,462,046	236,043,494	718,418,552	-
Health Care	883,888,799	140,766,997	743,121,802	-
Industrials	733,520,640	325,037,012	408,483,628	-
Information Technology	208,897,134	20,421,992	188,475,142	-
Materials	334,796,656	191,196,804	143,599,852	-
Real Estate	287,645,051	79,979,671	207,665,380	-
Utilities	447,874,112	34,146,126	413,727,986	-

Government Obligations	3,479,063	-	3,479,063	-

Money Market Funds	16,031,413	16,031,413	-	-
Total Investments in Securities:	5,412,561,355	1,506,695,588	3,905,865,760	7
Derivative Instruments: Liabilities
Futures Contracts	(488,232)	(488,232)	-	-
Total Liabilities	(488,232)	(488,232)	-	-
Total Derivative Instruments:	(488,232)	(488,232)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(488,232)
Total Equity Risk	0	(488,232)
Total Value of Derivatives	0	(488,232)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI International Low Volatility Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $12,779,551) - See accompanying schedule:
Unaffiliated issuers (cost $4,938,895,251)	$5,396,529,942
Fidelity Central Funds (cost $16,031,413)	16,031,413

Total Investment in Securities (cost $4,954,926,664)		$5,412,561,355
Cash		1
Foreign currency held at value (cost $2,485,345)		2,481,699
Receivable for investments sold		508,079,971
Receivable for fund shares sold		6,965,231
Dividends receivable		22,193,140
Reclaims receivable		28,244,991
Distributions receivable from Fidelity Central Funds		70,093
Prepaid expenses		7,939
Other receivables		253
Total assets		5,980,604,673
Liabilities
Payable for fund shares redeemed	$524,119,288
Accrued management fee	867,523
Payable for daily variation margin on futures contracts	336,082
Other payables and accrued expenses	228,276
Collateral on securities loaned	13,483,500
Total liabilities		539,034,669
Net Assets		$5,441,570,004
Net Assets consist of:
Paid in capital		$5,209,291,334
Total accumulated earnings (loss)		232,278,670
Net Assets		$5,441,570,004
Net Asset Value, offering price and redemption price per share ($5,441,570,004 ÷ 473,213,914 shares)		$11.50
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$223,465,511
Interest		212,294
Income from Fidelity Central Funds (including $486,893 from security lending)		3,218,009
Income before foreign taxes withheld		$226,895,814
Less foreign taxes withheld		(12,814,742)
Total income		214,081,072
Expenses
Management fee	$10,420,959
Custodian fees and expenses	540,648
Independent trustees' fees and expenses	18,682
Registration fees	125,468
Audit fees	52,552
Legal	6,663
Interest	211,804
Miscellaneous	28,791
Total expenses before reductions	11,405,567
Expense reductions	(194,004)
Total expenses after reductions		11,211,563
Net Investment income (loss)		202,869,509
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,529,815)
Redemptions in-kind	366,914,013
Fidelity Central Funds	(2,174)
Foreign currency transactions	(212,534)
Futures contracts	13,983,343
Total net realized gain (loss)		334,152,833
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	496,966,562
Assets and liabilities in foreign currencies	51,842
Futures contracts	1,439,021
Total change in net unrealized appreciation (depreciation)		498,457,425
Net gain (loss)		832,610,258
Net increase (decrease) in net assets resulting from operations		$1,035,479,767
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$202,869,509	$151,468,851
Net realized gain (loss)	334,152,833	(159,975,514)
Change in net unrealized appreciation (depreciation)	498,457,425	649,473,779
Net increase (decrease) in net assets resulting from operations	1,035,479,767	640,967,116
Distributions to shareholders	(154,634,991)	(105,861,928)

Share transactions
Proceeds from sales of shares	2,220,528,701	1,822,038,768
Reinvestment of distributions	145,342,059	98,129,051
Cost of shares redeemed	(3,850,839,394)	(1,904,398,706)

Net increase (decrease) in net assets resulting from share transactions	(1,484,968,634)	15,769,113
Total increase (decrease) in net assets	(604,123,858)	550,874,301

Net Assets
Beginning of period	6,045,693,862	5,494,819,561
End of period	$5,441,570,004	$6,045,693,862

Other Information
Shares
Sold	198,925,755	175,043,162
Issued in reinvestment of distributions	13,685,693	9,952,236
Redeemed	(336,992,592)	(189,480,961)
Net increase (decrease)	(124,381,144)	(4,485,563)

Financial Highlights
Fidelity® SAI International Low Volatility Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$9.13	$11.67	$9.64	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.33	.27	.26	.27	.24
Net realized and unrealized gain (loss)	1.30	.92	(2.52)	1.90	(1.46)
Total from investment operations	1.63	1.19	(2.26)	2.17	(1.22)
Distributions from net investment income	(.25)	(.20)	(.28)	(.14)	(.22)
Distributions from net realized gain	-	-	-	-	(.46)
Total distributions	(.25)	(.20)	(.28)	(.14)	(.68)
Net asset value, end of period	$11.50	$10.12	$9.13	$11.67	$9.64
Total Return C	16.34%	13.07%	(19.80)%	22.69%	(11.31)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.16%	.17%	.17%	.17%	.18%
Expenses net of fee waivers, if any	.16%	.17%	.17%	.17%	.18%
Expenses net of all reductions	.16%	.17%	.17%	.17%	.18%
Net investment income (loss)	2.92%	2.63%	2.46%	2.37%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$5,441,570	$6,045,694	$5,494,820	$5,938,738	$4,603,961
Portfolio turnover rate F	31 % G	37%	26%	26%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® SAI U.S. Low Volatility Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	11,591,949	261,282,530
Verizon Communications, Inc.	6,805,052	286,696,841
		547,979,371
Entertainment - 0.4%
Electronic Arts, Inc.	393,322	59,332,624
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A	1,600,006	273,777,027
Meta Platforms, Inc. Class A	58,456	33,178,456
		306,955,483
Media - 0.4%
Fox Corp. Class A	572,469	24,043,698
Omnicom Group, Inc.	309,046	31,213,646
TEGNA, Inc. (a)	274,194	4,505,007
		59,762,351
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	833,590	186,023,944
TOTAL COMMUNICATION SERVICES		1,160,053,773
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.1%
Gentex Corp.	373,752	11,328,423
Broadline Retail - 1.3%
Amazon.com, Inc. (b)	1,203,097	224,257,281
Diversified Consumer Services - 0.1%
Service Corp. International	235,409	19,221,145
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	1,165,119	340,342,911
Household Durables - 0.3%
Garmin Ltd.	248,425	49,275,099
Specialty Retail - 4.5%
AutoZone, Inc. (b)	27,974	84,173,766
O'Reilly Automotive, Inc. (b)	95,213	109,793,919
The Home Depot, Inc.	1,222,862	481,501,913
TJX Companies, Inc.	281,780	31,849,593
Tractor Supply Co.	174,295	46,277,065
		753,596,256
TOTAL CONSUMER DISCRETIONARY		1,398,021,115
CONSUMER STAPLES - 7.2%
Beverages - 2.3%
PepsiCo, Inc.	664,443	110,350,693
The Coca-Cola Co.	4,263,845	278,471,717
		388,822,410
Food Products - 1.1%
Campbell Soup Co.	318,079	14,838,385
Flowers Foods, Inc.	310,624	6,905,172
General Mills, Inc.	912,702	62,081,990
Hormel Foods Corp.	469,282	14,336,565
Kellanova	425,594	34,324,156
The Hershey Co.	238,649	42,379,289
		174,865,557
Household Products - 3.8%
Colgate-Palmolive Co.	1,326,398	124,296,757
Kimberly-Clark Corp.	544,354	73,041,420
Procter & Gamble Co.	2,716,113	448,647,545
		645,985,722
TOTAL CONSUMER STAPLES		1,209,673,689
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Coterra Energy, Inc.	1,203,195	28,780,424
DT Midstream, Inc.	156,995	14,153,099
Expand Energy Corp. (a)	180,085	15,256,801
Exxon Mobil Corp.	626,655	73,180,771
Kinder Morgan, Inc.	3,121,609	76,510,637
The Williams Companies, Inc.	1,970,357	103,187,596
		311,069,328
FINANCIALS - 11.7%
Banks - 0.6%
Commerce Bancshares, Inc.	190,572	11,910,750
First Financial Bankshares, Inc.	207,835	7,511,157
Glacier Bancorp, Inc. (a)	183,316	9,559,929
M&T Bank Corp.	269,751	52,515,125
Old National Bancorp, Indiana	510,528	9,832,769
Prosperity Bancshares, Inc.	155,103	11,353,540
		102,683,270
Capital Markets - 1.6%
Cboe Global Markets, Inc.	170,001	36,307,114
CME Group, Inc.	582,108	131,183,859
FactSet Research Systems, Inc.	61,622	27,980,085
Houlihan Lokey Class A (a)	84,658	14,626,363
NASDAQ, Inc.	615,169	45,473,292
SEI Investments Co.	161,433	12,068,731
		267,639,444
Financial Services - 3.1%
Jack Henry & Associates, Inc.	117,857	21,441,724
The Western Union Co. (a)	546,974	5,885,440
Visa, Inc. Class A	1,725,812	500,226,608
		527,553,772
Insurance - 6.4%
American Financial Group, Inc.	105,757	13,635,250
Arch Capital Group Ltd. (b)	604,594	59,588,785
Arthur J. Gallagher & Co.	353,246	99,332,775
Assurant, Inc.	84,045	16,111,427
Brown & Brown, Inc.	382,762	40,052,216
Chubb Ltd.	656,476	185,415,081
Erie Indemnity Co. Class A	40,323	18,098,575
Everest Re Group Ltd.	70,258	24,984,447
Globe Life, Inc.	135,747	14,334,883
Hanover Insurance Group, Inc.	58,108	8,619,160
Hartford Financial Services Group, Inc.	95,143	10,507,593
Marsh & McLennan Companies, Inc.	796,584	173,846,492
Progressive Corp.	946,893	229,934,027
RLI Corp.	65,030	10,142,729
Selective Insurance Group, Inc.	98,281	8,925,880
The Travelers Companies, Inc.	370,211	91,049,693
W.R. Berkley Corp.	489,793	28,001,466
Willis Towers Watson PLC	165,284	49,947,172
		1,082,527,651
TOTAL FINANCIALS		1,980,404,137
HEALTH CARE - 13.0%
Biotechnology - 2.4%
Amgen, Inc.	536,732	171,840,117
Regeneron Pharmaceuticals, Inc. (b)	33,334	27,940,559
Vertex Pharmaceuticals, Inc. (b)	417,192	198,575,048
		398,355,724
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	467,233	109,140,956
Health Care Providers & Services - 3.0%
Chemed Corp.	24,475	13,222,374
UnitedHealth Group, Inc.	862,554	486,911,733
		500,134,107
Pharmaceuticals - 7.0%
Eli Lilly & Co.	646,861	536,726,446
Johnson & Johnson	2,791,056	446,178,212
Merck & Co., Inc.	2,038,987	208,629,150
		1,191,533,808
TOTAL HEALTH CARE		2,199,164,595
INDUSTRIALS - 9.4%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	147,780	17,992,215
General Dynamics Corp.	367,565	107,185,630
Huntington Ingalls Industries, Inc.	63,751	11,791,385
L3Harris Technologies, Inc.	306,654	75,887,665
Lockheed Martin Corp.	345,235	188,515,572
Northrop Grumman Corp.	224,899	114,478,089
		515,850,556
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	189,307	19,506,193
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	330,946	65,527,308
Rollins, Inc.	454,053	21,404,058
Waste Management, Inc.	590,067	127,365,962
		214,297,328
Construction & Engineering - 0.0%
MDU Resources Group, Inc.	329,622	9,509,595
Ground Transportation - 0.1%
Landstar System, Inc.	57,815	10,162,143
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	312,146	64,202,189
Machinery - 0.9%
Graco, Inc. (a)	273,441	22,271,769
IDEX Corp.	122,375	26,266,570
Nordson Corp.	87,839	21,774,410
Otis Worldwide Corp.	653,665	64,189,903
Toro Co. (a)	168,794	13,584,541
		148,087,193
Professional Services - 3.2%
Amentum Holdings, Inc.	202,431	6,020,298
Automatic Data Processing, Inc.	661,698	191,389,530
Booz Allen Hamilton Holding Corp. Class A	209,759	38,104,820
Broadridge Financial Solutions, Inc.	187,017	39,434,405
CACI International, Inc. (b)	36,046	19,917,578
Exponent, Inc. (a)	81,917	7,731,326
FTI Consulting, Inc. (b)	56,710	11,062,987
Jacobs Solutions, Inc.	202,431	28,457,750
Leidos Holdings, Inc.	218,596	40,038,043
Maximus, Inc.	98,287	8,495,928
Paychex, Inc.	517,934	72,163,744
Science Applications International Corp. (a)	82,889	11,960,054
Verisk Analytics, Inc.	230,661	63,367,190
		538,143,653
Trading Companies & Distributors - 0.4%
Fastenal Co.	925,632	72,365,910
TOTAL INDUSTRIALS		1,592,124,760
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	6,546,288	358,540,194
Juniper Networks, Inc.	525,405	20,438,255
Motorola Solutions, Inc.	269,642	121,163,633
		500,142,082
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	217,280	40,898,614
Keysight Technologies, Inc. (b)	282,203	42,051,069
Teledyne Technologies, Inc. (b)	76,667	34,908,018
		117,857,701
IT Services - 3.5%
Accenture PLC Class A	450,044	155,184,172
Akamai Technologies, Inc. (b)	246,250	24,890,950
Amdocs Ltd.	189,007	16,584,419
Cognizant Technology Solutions Corp. Class A	803,817	59,956,710
IBM Corp.	1,485,097	306,999,252
VeriSign, Inc. (b)	140,090	24,773,516
		588,389,019
Semiconductors & Semiconductor Equipment - 5.7%
NVIDIA Corp.	4,990,561	662,546,878
Texas Instruments, Inc.	1,471,967	299,044,816
		961,591,694
Software - 11.2%
Aspen Technology, Inc. (a)(b)	45,048	10,574,117
Dolby Laboratories, Inc. Class A	96,596	7,041,848
Microsoft Corp.	3,178,942	1,291,763,084
Oracle Corp.	2,577,230	432,562,283
Qualys, Inc. (a)(b)	59,719	7,120,894
Roper Technologies, Inc.	173,058	93,058,478
SPS Commerce, Inc. (b)	59,869	9,878,385
Tyler Technologies, Inc. (b)	68,637	41,565,881
		1,893,564,970
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	3,178,689	718,097,632
TOTAL INFORMATION TECHNOLOGY		4,779,643,098
MATERIALS - 4.3%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	359,400	111,604,482
Balchem Corp.	52,418	8,771,104
Corteva, Inc.	1,126,794	68,644,290
Linde PLC	777,170	354,506,096
		543,525,972
Construction Materials - 0.4%
Vulcan Materials Co.	213,810	58,568,973
Containers & Packaging - 0.7%
Amcor PLC	2,336,680	26,007,248
Aptargroup, Inc.	107,129	17,988,030
Avery Dennison Corp.	130,229	26,961,310
Packaging Corp. of America	144,118	32,994,375
Silgan Holdings, Inc. (a)	131,190	6,787,771
Sonoco Products Co.	158,848	8,342,697
		119,081,431
TOTAL MATERIALS		721,176,376
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Agree Realty Corp.	162,306	12,051,221
American Homes 4 Rent Class A	520,258	18,333,892
American Tower Corp.	754,952	161,212,450
Crown Castle, Inc.	702,489	75,510,543
CubeSmart	363,710	17,399,886
Digital Realty Trust, Inc.	280,569	50,005,813
Equinix, Inc.	153,434	139,330,347
Equity Lifestyle Properties, Inc.	301,506	21,141,601
Equity Residential (SBI)	557,539	39,234,019
Essex Property Trust, Inc.	103,806	29,466,371
Extra Space Storage, Inc.	173,738	28,371,415
Mid-America Apartment Communities, Inc.	188,871	28,583,737
Public Storage Operating Co.	255,684	84,135,377
Realty Income Corp.	235,606	13,987,928
		718,764,600
Real Estate Management & Development - 0.3%
CoStar Group, Inc. (b)	660,163	48,053,265
TOTAL REAL ESTATE		766,817,865
UTILITIES - 4.4%
Electric Utilities - 3.2%
Alliant Energy Corp.	414,485	24,869,100
American Electric Power Co., Inc.	835,070	82,463,163
Duke Energy Corp.	1,247,715	143,824,108
Exelon Corp.	1,616,731	63,537,528
IDACORP, Inc.	81,956	8,480,807
Southern Co.	1,767,726	160,916,098
Xcel Energy, Inc.	898,297	60,015,223
		544,106,027
Gas Utilities - 0.1%
Atmos Energy Corp.	96,119	13,339,395
Multi-Utilities - 1.1%
Ameren Corp.	431,124	37,555,212
CMS Energy Corp.	482,801	33,607,778
Consolidated Edison, Inc.	559,108	56,850,101
WEC Energy Group, Inc.	510,588	48,776,472
		176,789,563
TOTAL UTILITIES		734,234,985
TOTAL COMMON STOCKS (Cost $12,631,389,228)		16,852,383,721

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $1,424,021)	1,428,000	1,424,341

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	15,082,732	15,085,748
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	16,251,249	16,252,874
TOTAL MONEY MARKET FUNDS (Cost $31,338,622)		31,338,622

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,664,151,871)	16,885,146,684
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,973,559)
NET ASSETS - 100.0%	16,879,173,125

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	71	Dec 2024	20,371,675	(221,070)	(221,070)
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Dec 2024	6,538,560	(15,529)	(15,529)

TOTAL FUTURES CONTRACTS					(236,599)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,424,341.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	2,203,021,934	2,187,938,220	1,535,325	2,034	-	15,085,748	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	51,820,121	345,942,982	381,510,229	19,986	-	-	16,252,874	0.1%
Total	51,820,121	2,548,964,916	2,569,448,449	1,555,311	2,034	-	31,338,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,160,053,773	1,160,053,773	-	-
Consumer Discretionary	1,398,021,115	1,398,021,115	-	-
Consumer Staples	1,209,673,689	1,209,673,689	-	-
Energy	311,069,328	311,069,328	-	-
Financials	1,980,404,137	1,980,404,137	-	-
Health Care	2,199,164,595	2,199,164,595	-	-
Industrials	1,592,124,760	1,592,124,760	-	-
Information Technology	4,779,643,098	4,779,643,098	-	-
Materials	721,176,376	721,176,376	-	-
Real Estate	766,817,865	766,817,865	-	-
Utilities	734,234,985	734,234,985	-	-

U.S. Government and Government Agency Obligations	1,424,341	-	1,424,341	-

Money Market Funds	31,338,622	31,338,622	-	-
Total Investments in Securities:	16,885,146,684	16,883,722,343	1,424,341	-
Derivative Instruments: Liabilities
Futures Contracts	(236,599)	(236,599)	-	-
Total Liabilities	(236,599)	(236,599)	-	-
Total Derivative Instruments:	(236,599)	(236,599)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(236,599)
Total Equity Risk	0	(236,599)
Total Value of Derivatives	0	(236,599)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI U.S. Low Volatility Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $15,591,386) - See accompanying schedule:
Unaffiliated issuers (cost $12,632,813,249)	$16,853,808,062
Fidelity Central Funds (cost $31,338,622)	31,338,622

Total Investment in Securities (cost $12,664,151,871)		$16,885,146,684
Segregated cash with brokers for derivative instruments		180,621
Cash		7
Receivable for fund shares sold		3,833,295
Dividends receivable		18,286,630
Distributions receivable from Fidelity Central Funds		41,306
Prepaid expenses		17,427
Total assets		16,907,505,970
Liabilities
Payable for fund shares redeemed	$9,235,632
Accrued management fee	1,453,798
Payable for daily variation margin on futures contracts	536,086
Other payables and accrued expenses	858,384
Collateral on securities loaned	16,248,945
Total liabilities		28,332,845
Net Assets		$16,879,173,125
Net Assets consist of:
Paid in capital		$12,458,742,427
Total accumulated earnings (loss)		4,420,430,698
Net Assets		$16,879,173,125
Net Asset Value, offering price and redemption price per share ($16,879,173,125 ÷ 764,328,328 shares)		$22.08
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$256,015,232
Interest		79,540
Income from Fidelity Central Funds (including $19,986 from security lending)		1,555,311
Total income		257,650,083
Expenses
Management fee	$13,229,356
Custodian fees and expenses	166,110
Independent trustees' fees and expenses	33,261
Registration fees	876,806
Audit fees	46,763
Legal	10,308
Interest	243,265
Miscellaneous	45,564
Total expenses before reductions	14,651,433
Expense reductions	(34,363)
Total expenses after reductions		14,617,070
Net Investment income (loss)		243,033,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	95,333,695
Fidelity Central Funds	2,034
Futures contracts	6,093,251
Total net realized gain (loss)		101,428,980
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,776,976,282
Futures contracts	(244,385)
Total change in net unrealized appreciation (depreciation)		2,776,731,897
Net gain (loss)		2,878,160,877
Net increase (decrease) in net assets resulting from operations		$3,121,193,890
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243,033,013	$166,041,806
Net realized gain (loss)	101,428,980	(24,846,002)
Change in net unrealized appreciation (depreciation)	2,776,731,897	312,163,380
Net increase (decrease) in net assets resulting from operations	3,121,193,890	453,359,184
Distributions to shareholders	(162,945,805)	(303,046,026)

Share transactions
Proceeds from sales of shares	7,794,755,990	5,108,381,896
Reinvestment of distributions	159,625,369	300,330,158
Cost of shares redeemed	(3,608,216,779)	(3,696,540,350)

Net increase (decrease) in net assets resulting from share transactions	4,346,164,580	1,712,171,704
Total increase (decrease) in net assets	7,304,412,665	1,862,484,862

Net Assets
Beginning of period	9,574,760,460	7,712,275,598
End of period	$16,879,173,125	$9,574,760,460

Other Information
Shares
Sold	383,651,675	294,395,239
Issued in reinvestment of distributions	8,689,459	17,887,442
Redeemed	(178,627,819)	(215,136,108)
Net increase (decrease)	213,713,315	97,146,573

Financial Highlights
Fidelity® SAI U.S. Low Volatility Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.39	$17.01	$19.26	$14.87	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.33	.31	.30
Net realized and unrealized gain (loss)	4.64	.71	(1.90)	4.30	.03
Total from investment operations	5.01	1.06	(1.57)	4.61	.33
Distributions from net investment income	(.32)	(.35)	(.34)	(.22)	(.24)
Distributions from net realized gain	-	(.34)	(.35)	-	(.34)
Total distributions	(.32)	(.68) C	(.68) C	(.22)	(.58)
Net asset value, end of period	$22.08	$17.39	$17.01	$19.26	$14.87
Total Return D	29.21%	6.39%	(8.39)%	31.25%	2.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11%	.11%	.11%	.11%	.12%
Expenses net of fee waivers, if any	.11%	.11%	.11%	.11%	.12%
Expenses net of all reductions	.11%	.11%	.11%	.11%	.12%
Net investment income (loss)	1.83%	2.01%	1.85%	1.76%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$16,879,173	$9,574,760	$7,712,276	$7,816,045	$5,243,996
Portfolio turnover rate G	32%	50%	41%	44%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity SAI International Low Volatility Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	2,133,527,919	552,312,171	(91,718,168)	460,594,003
Fidelity SAI International Low Volatility Index Fund	4,976,983,450	757,417,162	(321,839,257)	435,577,905
Fidelity SAI U.S. Low Volatility Index Fund	12,722,710,668	4,319,952,811	(157,516,795)	4,162,436,016

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	87,002,745	7,800,419	-	460,323,741
Fidelity SAI International Low Volatility Index Fund	85,715,688	-	(288,718,280)	435,280,611
Fidelity SAI U.S. Low Volatility Index Fund	223,572,679	34,422,004	-	4,162,436,016

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity SAI International Low Volatility Index Fund	(83,915,332)	(204,802,948)	(288,718,280)

The tax character of distributions paid was as follows:

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	98,766,194	98,766,194
Fidelity SAI International Low Volatility Index Fund	154,634,991	154,634,991
Fidelity SAI U.S. Low Volatility Index Fund	162,945,805	162,945,805

October 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	53,120,773	-	53,120,773
Fidelity SAI International Low Volatility Index Fund	105,861,928	-	105,861,928
Fidelity SAI U.S. Low Volatility Index Fund	154,189,107	148,856,919	303,046,026

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,159,553,359	2,239,505,103
Fidelity SAI International Low Volatility Index Fund	2,260,141,395	2,059,573,605
Fidelity SAI U.S. Low Volatility Index Fund	8,709,497,161	4,280,035,824
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	45,310,312	5.38%	433,693
Fidelity SAI International Low Volatility Index Fund	Borrower	25,388,679	5.56%	207,748
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	82,858,158	5.56%	243,265

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI International Low Volatility Index Fund	143,189,250	366,914,013	1,676,879,291

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity SAI International Low Volatility Index Fund	406,453
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	5,689
Fidelity SAI International Low Volatility Index Fund	11,066
Fidelity SAI U.S. Low Volatility Index Fund	19,699
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	37	-	-
Fidelity SAI International Low Volatility Index Fund	51,847	-	-
Fidelity SAI U.S. Low Volatility Index Fund	2,075	22	-
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	5,843,000	5.83%	6,624
Fidelity SAI International Low Volatility Index Fund	4,174,667	5.83%	4,056

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity SAI International Low Volatility Index Fund	194,004
Fidelity SAI U.S. Low Volatility Index Fund	34,363

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers U.S. Total Stock Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	28%	43%	-	-	-	-
Fidelity SAI International Low Volatility Index Fund	-	-	42%	18%	-	-
Fidelity SAI U.S. Low Volatility Index Fund	-	-	-	-	58%	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	71%
Fidelity SAI International Low Volatility Index Fund	60%
Fidelity SAI U.S. Low Volatility Index Fund	68%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund, and Fidelity SAI U.S. Low Volatility Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund, and Fidelity SAI U.S. Low Volatility Index Fund (three of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity SAI Emerging Markets Low Volatility Index Fund	$33,695,068
Fidelity SAI U.S. Low Volatility Index Fund	$34,422,004
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity SAI U.S. Low Volatility Index Fund
December 2023	96%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity SAI Emerging Markets Low Volatility Index Fund
December 2023	52.86%
Fidelity SAI International Low Volatility Index Fund
December 2023	82.22%
Fidelity SAI U.S. Low Volatility Index Fund
December 2023	98.08%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity SAI U.S. Low Volatility Index Fund
December 2023	1.93%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity SAI Emerging Markets Low Volatility Index Fund	$848,038
Fidelity SAI International Low Volatility Index Fund	$1,363,878
Fidelity SAI U.S. Low Volatility Index Fund	$1,753,363
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity SAI Emerging Markets Low Volatility Index Fund	12/11/2023	$0.3682	$0.0539
Fidelity SAI International Low Volatility Index Fund	12/11/2023	$0.2714	$0.0200

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Low Volatility Index Fund
Fidelity SAI International Low Volatility Index Fund
Fidelity SAI U.S. Low Volatility Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to its benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of each fund ranked equal to or below the competitive median of the mapped group for 2023. The information provided to the Board indicated that the management fee rate of Fidelity SAI Emerging Markets Low Volatility Fund and Fidelity SAI International Low Volatility ranked below the competitive median of the asset size peer group for 2023 and the management fee rate of Fidelity SAI U.S. Low Volatility Fund ranked above the competitive median of the asset size peer group for 2023.  Further, the information provided to the Board indicated that the total expense ratio of Fidelity SAI Emerging Markets Low Volatility Fund ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Fidelity U.S. Low Volatility Index Fund ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.  The information provided to the Board indicated that the total expense ratio of Fidelity SAI International Low Volatility Index Fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
For Fidelity SAI U.S. Low Volatility Fund, the Board noted that the fund has a unitary management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The total expense ratio for the fund was below the similar sales load structure group competitive median. The Board noted that, although total expenses ranked above the total expense asset size peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
For Fidelity SAI Emerging Markets Low Volatility Fund, the Board noted that the fund's mapped group contains emerging markets funds in addition to developed markets funds that may not be directly comparable. The Board also noted that, although the fund's total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.25% for Fidelity SAI Emerging Markets Low Volatility Index Fund, 0.20% for Fidelity SAI International Low Volatility Index Fund, and 0.15% for Fidelity SAI U.S. Low Volatility Index Fund through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies .
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9867660.109
SV1-SV2-ANN-1224
Fidelity® Series Global ex U.S. Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Global ex U.S. Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 4.6%
Ampol Ltd.	416,988	7,634,442
ANZ Group Holdings Ltd.	5,380,434	109,656,012
APA Group unit	2,332,860	10,681,590
Aristocrat Leisure Ltd.	1,016,915	40,920,307
ASX Ltd.	342,363	14,580,228
BHP Group Ltd.	9,076,689	252,173,839
BlueScope Steel Ltd.	778,423	10,343,983
Brambles Ltd.	2,498,801	30,085,612
CAR Group Ltd.	634,157	15,619,942
Cochlear Ltd.	117,682	21,787,473
Coles Group Ltd.	2,415,214	27,875,187
Commonwealth Bank of Australia	2,993,587	279,225,051
Computershare Ltd.	960,462	16,603,941
Dexus unit unit	1,910,073	8,964,432
Endeavour Group Ltd.	2,672,791	8,221,809
Fortescue Ltd.	3,036,237	38,022,338
Glencore PLC	18,570,744	97,396,878
Goodman Group unit	3,060,047	73,072,378
Insurance Australia Group Ltd.	4,257,718	20,907,340
Macquarie Group Ltd.	648,525	98,151,909
Medibank Private Ltd.	4,860,306	11,422,607
Mineral Resources Ltd.	311,219	7,997,527
Mirvac Group unit	7,161,796	10,011,736
National Australia Bank Ltd.	5,532,482	140,221,474
Northern Star Resources Ltd.	2,062,337	23,932,170
Orica Ltd.	903,129	10,258,616
Origin Energy Ltd.	3,099,853	19,572,766
Pilbara Minerals Ltd. (a)(b)	5,168,216	9,572,504
Pro Medicus Ltd.	103,654	13,130,403
Qantas Airways Ltd. (a)	1,392,823	7,374,281
QBE Insurance Group Ltd.	2,695,235	30,429,533
Ramsay Health Care Ltd.	327,163	8,604,910
REA Group Ltd.	93,445	13,814,444
Reece Ltd.	398,255	5,934,241
Rio Tinto Ltd.	664,603	52,182,994
Rio Tinto PLC	2,016,452	130,319,312
Santos Ltd.	5,869,413	26,112,219
Scentre Group unit	9,348,886	21,433,885
SEEK Ltd. (b)	646,620	10,505,124
Seven Group Holdings Ltd.	370,088	10,083,101
Sonic Healthcare Ltd.	825,749	14,549,971
South32 Ltd.	8,154,402	19,555,527
Stockland Corp. Ltd. unit	4,226,641	14,292,913
Suncorp Group Ltd.	2,283,110	26,781,472
Telstra Group Ltd.	7,276,902	18,217,172
The GPT Group	3,392,598	10,510,714
The Lottery Corp. Ltd.	3,921,140	12,812,270
Transurban Group unit	5,544,463	46,207,254
Treasury Wine Estates Ltd.	1,474,435	10,946,720
Vicinity Centres unit	6,857,495	9,748,752
Washington H. Soul Pattinson & Co. Ltd.	412,152	9,031,602
Wesfarmers Ltd.	2,031,559	89,370,511
Westpac Banking Corp.	6,191,575	130,034,240
WiseTech Global Ltd.	298,729	22,935,876
Woodside Energy Group Ltd.	3,407,658	53,631,287
Woolworths Group Ltd.	2,195,692	43,064,557
TOTAL AUSTRALIA		2,276,529,376
Austria - 0.1%
Erste Group Bank AG	602,556	33,911,963
Mondi PLC	211,291	3,399,107
Mondi PLC	573,627	9,282,775
OMV AG	269,526	11,170,040
Verbund AG	123,105	10,069,841
Voestalpine AG	188,541	3,906,878
TOTAL AUSTRIA		71,740,604
Belgium - 0.5%
Ageas	289,369	15,070,763
Anheuser-Busch InBev SA NV	1,607,653	95,320,020
D'ieteren Group	38,082	8,222,604
Elia Group SA/NV (b)	50,074	4,757,779
Groupe Bruxelles Lambert SA	148,348	10,682,399
KBC Group NV	410,558	29,778,252
Lotus Bakeries SA (b)	705	9,217,702
Sofina SA	27,513	6,721,664
Syensqo SA	135,612	10,477,774
UCB SA	226,361	43,532,435
Warehouses de Pauw	321,691	7,635,241
TOTAL BELGIUM		241,416,633
Brazil - 1.5%
Ambev SA	8,136,130	17,789,736
Ambev SA sponsored ADR	380,176	828,784
Atacadao SA	1,073,900	1,391,394
B3 SA - Brasil Bolsa Balcao	10,070,475	18,500,310
Banco Bradesco SA	1,817,838	4,006,168
Banco Bradesco SA:
(PN)	9,390,334	23,342,230
(PN) sponsored ADR ADR	1,102,352	2,722,809
Banco BTG Pactual SA unit	2,133,900	12,004,087
Banco do Brasil SA	3,009,500	13,707,232
BB Seguridade Participacoes SA	1,219,100	7,226,999
BRF SA (a)	1,076,400	4,884,010
Caixa Seguridade Participacoes	1,026,400	2,556,723
CCR SA	1,715,800	3,635,861
Centrais Eletricas Brasileiras SA (Electrobras)	2,102,130	13,807,171
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	524,842	3,832,203
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	781,900	12,454,350
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,219,380	6,331,947
Companhia Paranaense de Energia-COPEL (PN-B)	1,880,100	3,190,469
Companhia Siderurgica Nacional SA (CSN)	1,134,200	2,309,248
Cosan SA	2,413,732	4,935,272
CPFL Energia SA	408,200	2,313,950
Embraer SA (a)	1,242,100	10,416,546
Energisa SA unit	452,800	3,379,806
ENGIE Brasil Energia SA	363,650	2,608,688
Equatorial Energia SA	2,201,367	12,231,298
Gerdau SA	2,442,938	7,733,357
Hapvida Participacoes e Investimentos SA (a)(c)	8,650,244	5,267,149
Hypera SA	681,900	2,606,859
Inter & Co., Inc. Class A	433,041	2,840,749
Itau Unibanco Holding SA	7,858,561	47,606,222
Itau Unibanco Holding SA sponsored ADR	825,105	4,991,885
Itausa SA	9,591,138	17,603,137
Klabin SA unit	1,452,870	5,242,586
Localiza Rent a Car SA	1,641,038	11,928,319
Natura & Co. Holding SA	1,535,919	3,642,590
Nu Holdings Ltd. Class A (a)	5,309,692	80,123,252
PagSeguro Digital Ltd. (a)	354,246	2,848,138
Petroleo Brasileiro SA - Petrobras:
(ON)	6,086,211	41,122,905
(PN) (non-vtg.)	7,054,640	43,822,263
(PN) sponsored ADR (non-vtg.)	649,615	8,035,738
sponsored ADR	149,348	2,008,731
PRIO SA	1,469,700	10,418,500
Raia Drogasil SA	2,269,344	9,554,885
Rede D'Oregon Sao Luiz SA (c)	1,417,811	7,200,770
Rumo SA	2,278,800	7,844,474
Sendas Distribuidora SA (a)	2,428,000	3,145,829
StoneCo Ltd. Class A (a)	448,036	4,973,200
Suzano SA	1,410,195	14,580,317
Telefonica Brasil SA	727,940	6,628,511
TIM SA	1,450,003	4,158,704
Totvs SA	1,001,400	5,169,053
Ultrapar Participacoes SA	1,303,400	4,709,998
Vale SA	6,066,247	65,123,301
Vale SA sponsored ADR	39,195	419,387
Vibra Energia SA	1,899,150	7,329,315
Weg SA	3,014,532	28,216,424
Wheaton Precious Metals Corp.	812,302	53,643,961
XP, Inc. Class A	657,008	11,471,360
Yara International ASA	292,636	8,800,203
TOTAL BRAZIL		731,219,363
Burkina Faso - 0.0%
Endeavour Mining PLC (b)	323,689	7,241,557
Canada - 7.4%
Agnico Eagle Mines Ltd. (Canada)	891,352	76,936,606
Air Canada (a)	332,486	4,506,059
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,371,089	71,501,255
AltaGas Ltd. (b)	535,945	12,806,328
ARC Resources Ltd. (b)	1,081,693	17,914,921
Bank of Montreal	1,304,362	118,861,960
Bank of Nova Scotia (b)	2,196,727	113,106,158
Barrick Gold Corp. (Canada)	3,148,164	60,844,682
BCE, Inc. (b)	130,553	4,209,088
Brookfield Asset Management Ltd. Class A (b)	635,663	33,724,585
Brookfield Corp. (Canada) Class A	2,434,592	129,095,362
CAE, Inc. (a)	565,037	9,942,476
Cameco Corp.	779,184	40,717,799
Canadian Apartment Properties (REIT) unit	151,004	5,031,117
Canadian Imperial Bank of Commerce	1,684,799	105,406,572
Canadian National Railway Co.	961,250	103,798,569
Canadian Natural Resources Ltd.	3,812,371	129,648,269
Canadian Pacific Kansas City Ltd. (b)	1,668,647	128,724,368
Canadian Tire Ltd. Class A (non-vtg.) (b)	92,636	9,858,065
Canadian Utilities Ltd. Class A (non-vtg.)	245,466	6,284,959
CCL Industries, Inc. Class B	266,737	15,559,579
Cenovus Energy, Inc. (Canada)	2,500,757	40,213,990
CGI, Inc. Class A (sub. vtg.)	365,240	40,460,098
Constellation Software, Inc.	36,019	108,625,864
Constellation Software, Inc. warrants 3/31/40 (a)(d)	30,824	2
Descartes Systems Group, Inc. (Canada) (a)	154,470	16,047,751
Dollarama, Inc.	508,492	52,914,429
Element Fleet Management Corp.	725,353	14,842,035
Emera, Inc. (b)	521,295	19,693,408
Empire Co. Ltd. Class A (non-vtg.) (b)	241,992	6,981,591
Enbridge, Inc. (b)	3,893,808	157,279,249
Fairfax Financial Holdings Ltd. (sub. vtg.)	37,044	46,033,958
FirstService Corp.	71,719	13,279,102
Fortis, Inc.	884,928	38,280,040
Franco-Nevada Corp. (b)	344,968	45,790,919
George Weston Ltd.	107,234	17,009,106
Gildan Activewear, Inc.	263,385	12,889,758
Great-West Lifeco, Inc.	497,003	16,676,827
Hydro One Ltd. (b)(c)	593,535	19,110,263
iA Financial Corp., Inc.	168,849	13,756,764
IGM Financial, Inc.	141,709	4,257,326
Imperial Oil Ltd. (b)	337,622	25,194,043
Intact Financial Corp.	318,123	60,752,617
Ivanhoe Mines Ltd. (a)(b)	1,207,179	15,961,623
Keyera Corp. (b)	416,280	12,784,237
Kinross Gold Corp.	2,207,395	22,274,500
Loblaw Companies Ltd.	273,622	34,595,049
Magna International, Inc. (sub. vtg.)	493,390	19,479,045
Manulife Financial Corp.	3,184,486	93,017,593
MEG Energy Corp.	484,986	8,864,792
Metro, Inc. (b)	387,266	22,999,264
National Bank of Canada (b)	606,164	57,814,902
Nutrien Ltd.	889,078	42,392,996
Onex Corp. (sub. vtg.)	116,016	8,350,719
Open Text Corp.	474,128	14,220,265
Pan American Silver Corp.	652,717	15,263,738
Parkland Corp.	245,896	5,722,003
Pembina Pipeline Corp. (b)	1,038,459	43,444,706
Power Corp. of Canada (sub. vtg.)	1,009,005	31,893,066
Quebecor, Inc. Class B (sub. vtg.)	288,958	7,195,155
RB Global, Inc. (b)	329,455	27,918,017
Restaurant Brands International, Inc. (b)	452,821	31,494,370
Restaurant Brands International, Inc. (b)	86,349	6,005,573
Rogers Communications, Inc. Class B (non-vtg.)	644,778	23,418,267
Royal Bank of Canada (b)	2,528,562	305,802,819
Saputo, Inc.	462,723	8,826,748
Shopify, Inc. Class A (a)	2,164,867	169,352,041
Stantec, Inc.	205,109	16,637,347
Sun Life Financial, Inc.	1,032,108	57,226,084
Suncor Energy, Inc.	2,286,808	86,325,011
TC Energy Corp.	1,858,521	86,442,216
Teck Resources Ltd. Class B (sub. vtg.)	825,543	38,408,931
TELUS Corp.	861,788	13,622,978
TFI International, Inc. (Canada)	144,987	19,402,756
The Toronto-Dominion Bank	3,126,190	172,817,786
Thomson Reuters Corp. (b)	280,517	45,917,068
TMX Group Ltd.	489,554	15,291,201
Toromont Industries Ltd.	145,239	12,830,393
Tourmaline Oil Corp. (b)	633,366	29,199,385
West Fraser Timber Co. Ltd.	99,984	9,030,048
WSP Global, Inc.	222,895	39,840,470
TOTAL CANADA		3,640,651,079
Chile - 0.2%
Antofagasta PLC	708,831	15,830,517
Banco de Chile	80,391,731	9,365,183
Banco de Credito e Inversiones	157,665	4,624,569
Banco Santander Chile	113,748,480	5,648,262
Cencosud SA	2,308,444	4,787,749
Compania Sud Americana de Vapores SA	3,317,796	179,103
Empresas CMPC SA	1,911,835	3,044,475
Empresas COPEC SA	667,052	4,211,485
Enel Americas SA	37,044,078	3,469,679
Enel Chile SA	49,330,773	2,617,853
Falabella SA (a)	1,570,194	5,636,183
LATAM Airlines Group SA	274,527,513	3,672,093
Lundin Mining Corp.	1,168,119	11,359,451
Sociedad Quimica y Minera de Chile SA (PN-B)	254,720	9,803,098
TOTAL CHILE		84,249,700
China - 8.2%
360 Security Technology, Inc. (A Shares)	912,900	1,240,212
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	202,700	464,725
AAC Technology Holdings, Inc.	1,317,500	5,321,391
Accelink Technologies Co. Ltd. (A Shares)	73,700	470,854
ACM Research Shanghai, Inc. (A Shares)	27,615	413,895
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	63,799	1,722,654
AECC Aero-Engine Control Co. Ltd. (A Shares)	120,600	406,145
AECC Aviation Power Co. Ltd.	271,652	1,632,558
Agricultural Bank of China Ltd.:
(A Shares)	7,458,100	4,958,954
(H Shares)	51,884,000	25,493,028
Aier Eye Hospital Group Co. Ltd. (A Shares)	1,047,501	2,130,358
Air China Ltd. (A Shares) (a)	1,310,400	1,351,062
Airtac International Group	246,456	6,844,105
Akeso, Inc. (a)(c)	1,075,000	8,664,445
Alibaba Group Holding Ltd.	27,226,824	333,047,093
Alibaba Health Information Technology Ltd. (a)(b)	9,768,000	4,939,849
Aluminum Corp. of China Ltd.:
(A shares)	1,126,300	1,205,946
(H Shares)	7,610,000	4,848,722
Amlogic Shanghai Co. Ltd. (A Shares)	38,668	377,860
Angel Yeast Co. Ltd. (A Shares)	74,000	378,669
Anhui Conch Cement Co. Ltd.:
(A Shares)	318,000	1,195,510
(H Shares)	2,308,500	6,705,832
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	74,200	1,968,084
(B Shares)	177,200	2,713,070
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	225,900	1,299,635
Anhui Kouzi Distillery Co. Ltd. (A Shares)	54,900	299,010
Anhui Yingjia Distillery Co. Ltd. (A Shares)	74,200	627,331
Anjoy Foods Group Co. Ltd. (A Shares)	26,600	320,345
Anker Innovations Technology Co. Ltd. (A Shares)	56,810	640,098
Anta Sports Products Ltd.	2,301,200	24,561,145
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	52,400	611,676
Autobio Diagnostics Co. Ltd.	54,700	345,895
Autohome, Inc. ADR Class A	115,402	3,242,796
Avary Holding Shenzhen Co. Ltd. (A Shares)	233,100	1,226,651
AviChina Industry & Technology Co. Ltd. (H Shares)	4,188,000	2,249,508
Avicopter PLC (A Shares)	76,700	452,728
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	573,300	664,899
Baidu, Inc. Class A (a)	4,099,348	46,776,965
Bank of Beijing Co. Ltd. (A Shares)	2,303,700	1,830,394
Bank of Changsha Co. Ltd. (A Shares)	484,900	581,071
Bank of Chengdu Co. Ltd. (A Shares)	508,300	1,101,055
Bank of China Ltd.:
(A Shares)	6,702,800	4,540,878
(H Shares)	138,058,024	65,526,466
Bank of Communications Co. Ltd.:
(A Shares)	3,558,000	3,556,704
(H Shares)	16,343,200	12,378,102
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	1,072,334
Bank of Jiangsu Co. Ltd. (A Shares)	1,836,260	2,274,720
Bank of Nanjing Co. Ltd. (A Shares)	1,175,600	1,694,521
Bank of Ningbo Co. Ltd. (A Shares)	657,010	2,361,321
Bank of Shanghai Co. Ltd. (A Shares)	1,737,900	1,893,972
Bank of Suzhou Co. Ltd.	496,700	533,225
Baoshan Iron & Steel Co. Ltd. (A Shares)	2,222,000	2,038,451
BeiGene Ltd. (a)	1,248,018	19,655,727
Beijing Enlight Media Co. Ltd. (A Shares)	279,600	347,807
Beijing Enterprises Holdings Ltd.	914,500	2,996,218
Beijing Enterprises Water Group Ltd.	7,030,000	2,093,099
Beijing Kingsoft Office Software, Inc. (A Shares)	48,612	1,756,850
Beijing New Building Materials PLC (A Shares)	250,500	1,097,906
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	105,900	217,341
Beijing Roborock Technology Co. Ltd. (A Shares)	17,096	566,676
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	185,280	560,414
Beijing Tongrentang Co. Ltd. (A Shares)	127,500	709,668
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	108,599	1,088,244
Beijing Yanjing Brewery Co. Ltd. (A Shares)	257,300	367,462
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	5,477,400	4,178,465
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	74,760	509,273
Bilibili, Inc. Class Z (a)	417,944	9,234,074
Bloomage Biotechnology Corp. Ltd. (A Shares)	45,651	385,466
BOC Aviation Ltd. Class A (c)	359,200	2,785,963
BOC Hong Kong (Holdings) Ltd.	6,661,451	21,747,852
BOC International China Co. Ltd.	243,200	396,111
BOE Technology Group Co. Ltd. (A Shares)	3,773,200	2,475,636
Bosideng International Holdings Ltd.	6,574,000	3,686,341
By-Health Co. Ltd. (A Shares)	155,500	278,108
BYD Co. Ltd.:
(A Shares)	356,120	14,668,633
(H Shares)	1,677,500	60,588,983
BYD Electronic International Co. Ltd.	1,385,500	5,937,448
C&D International Investment Group Ltd. (b)	1,259,960	2,384,217
Caitong Securities Co. Ltd.	377,560	438,703
Cambricon Technologies Corp. Ltd. (A Shares) (a)	42,776	2,723,292
Cathay Biotech, Inc. (A Shares)	62,032	410,739
CGN Power Co. Ltd.:
(A Shares)	1,829,100	1,036,784
(H Shares) (c)	18,679,000	6,713,949
Changchun High & New Technology Industry Group, Inc. (A Shares)	37,500	549,503
Changjiang Securities Co. Ltd. (A Shares)	566,100	562,016
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	26,200	505,135
Chaozhou Three-Circle Group Co. (A Shares)	177,300	925,567
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	156,200	413,273
China CITIC Bank Corp. Ltd.:
(A Shares)	341,500	313,699
(H Shares)	15,728,293	9,802,593
China Coal Energy Co. Ltd. (H Shares)	3,788,000	4,725,449
China Communications Services Corp. Ltd. (H Shares)	4,022,000	2,160,814
China Construction Bank Corp.:
(A Shares)	7,839,800	8,740,905
(H Shares)	163,070,649	126,581,399
China CSSC Holdings Ltd. (A Shares)	485,600	2,506,237
China Eastern Airlines Corp. Ltd. (A Shares) (a)	1,486,100	802,189
China Energy Engineering Corp. Ltd. (A Shares)	3,111,400	1,023,206
China Everbright Bank Co. Ltd.:
(A Shares)	5,662,900	2,746,215
(H Shares)	5,019,000	1,696,517
China Feihe Ltd. (c)	6,793,000	5,126,977
China Galaxy Securities Co. Ltd.:
(A Shares)	404,400	827,589
(H Shares)	7,003,500	6,234,369
China Gas Holdings Ltd.	4,669,400	4,009,866
China Great Wall Securities Co. Ltd. (A Shares)	318,100	381,855
China Greatwall Technology Group Co. Ltd. (A Shares) (a)	293,400	652,534
China Hongqiao Group Ltd.	5,013,500	8,055,166
China Huishan Dairy Holdings Co. Ltd. (a)(d)	958,000	1
China International Capital Corp. Ltd.	195,900	975,041
China International Capital Corp. Ltd. (H Shares) (c)	3,029,200	5,474,675
China Jushi Co. Ltd. (A Shares)	360,740	573,035
China Life Insurance Co. Ltd.:
(A Shares)	359,300	2,114,999
(H Shares)	13,232,000	28,048,435
China Literature Ltd. (a)(c)	697,600	2,518,737
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,469,000	4,863,076
China Mengniu Dairy Co. Ltd.	5,723,000	12,816,431
China Merchants Bank Co. Ltd.:
(A Shares)	1,543,300	8,108,971
(H Shares)	7,807,691	38,207,155
China Merchants Energy Shipping Co. Ltd. (A Shares)	824,100	778,187
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	523,500	854,845
China Merchants Holdings International Co. Ltd.	2,213,836	3,640,689
China Merchants Securities Co. Ltd. (A Shares)	817,700	2,211,522
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	963,400	1,530,671
China Minmetals Rare Earth Co. Ltd. (A Shares)	90,600	386,174
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,506,500	1,331,373
(H Shares)	13,671,332	5,077,787
China National Building Materials Co. Ltd. (H Shares) (b)	7,716,000	3,282,706
China National Chemical Engineering Co. Ltd. (A Shares)	620,300	705,131
China National Medicines Corp. Ltd. (A Shares)	70,900	314,839
China National Nuclear Power Co. Ltd. (A Shares)	1,931,300	2,727,780
China National Software & Service Co. Ltd. (A Shares) (a)	77,090	491,819
China Northern Rare Earth Group High-Tech Co. Ltd.	373,900	1,125,223
China Oilfield Services Ltd. (H Shares)	3,074,000	2,876,243
China Overseas Land and Investment Ltd.	6,981,000	13,339,421
China Pacific Insurance (Group) Co. Ltd.	578,700	2,993,679
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,990,000	17,329,539
China Petroleum & Chemical Corp.:
(A Shares)	3,523,200	3,060,404
(H Shares)	43,767,800	24,653,984
China Power International Development Ltd.	7,884,699	3,384,909
China Railway Group Ltd.:
(A Shares)	2,792,600	2,516,262
(H Shares)	6,682,000	3,334,445
China Railway Signal & Communications Corp. (A Shares)	841,482	741,983
China Resource Gas Group Ltd.	1,661,400	6,405,744
China Resources Beer Holdings Co. Ltd.	2,865,489	10,614,619
China Resources Land Ltd.	5,697,965	18,993,802
China Resources Microelectronics Ltd. (A Shares)	122,447	865,995
China Resources Mixc Lifestyle Services Ltd. (c)	1,261,600	5,204,627
China Resources Pharmaceutical Group Ltd. (c)	3,188,000	2,254,956
China Resources Power Holdings Co. Ltd.	3,409,780	8,202,218
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	118,430	749,752
China Ruyi Holdings Ltd. (a)(b)	10,848,000	2,663,714
China Shenhua Energy Co. Ltd.:
(A Shares)	389,800	2,193,217
(H Shares)	6,484,500	28,077,390
China Southern Airlines Ltd.:
(A Shares) (a)	950,300	823,522
(H Shares) (a)(b)	1,158,000	506,145
China State Construction Engineering Corp. Ltd. (A Shares)	4,674,540	3,957,864
China State Construction International Holdings Ltd.	3,589,750	5,268,839
China Taiping Insurance Group Ltd.	2,525,665	4,350,331
China Three Gorges Renewables Group Co. Ltd. (A Shares)	3,008,900	2,010,682
China Tourism Group Duty Free Corp. Ltd. (A Shares)	226,000	2,155,341
China Tower Corp. Ltd. (H Shares) (c)	80,410,000	10,849,806
China United Network Communications Ltd. (A Shares)	3,871,000	2,713,843
China Vanke Co. Ltd.:
(A Shares) (a)	827,400	1,081,491
(H Shares) (a)(b)	4,093,900	3,897,647
China XD Electric Co. Ltd. (A Shares)	533,500	619,080
China Yangtze Power Co. Ltd. (A Shares)	2,577,400	9,988,658
China Zheshang Bank Co. Ltd.	2,006,420	800,729
Chongqing Brewery Co. Ltd. (A Shares)	58,200	475,154
Chongqing Changan Automobile Co. Ltd. (A Shares)	860,764	1,601,672
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	235,889
(H Shares)	900,000	488,101
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	261,900	1,045,105
Chow Tai Fook Jewellery Group Ltd.	3,609,800	3,419,034
CITIC Pacific Ltd.	10,569,000	12,414,459
CITIC Pacific Special Steel Group Co. Ltd.	340,500	579,587
CITIC Securities Co. Ltd.:
(A Shares)	459,005	1,810,567
(H Shares)	4,378,275	12,092,098
Cmoc Group Ltd.:
(A Shares)	409,500	434,547
(H Shares)	8,490,000	7,027,717
CNGR Advanced Material Co. Ltd.	87,220	470,171
CNOOC Energy Technology & Services Ltd. (A Shares)	694,000	425,569
CNPC Capital Co. Ltd. (A Shares)	885,200	1,099,918
Contemporary Amperex Technology Co. Ltd.	452,360	15,694,521
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	358,303
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	1,461,366	2,688,923
(H Shares)	360,000	344,549
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	706,470	1,446,625
(H Shares)	6,125,600	9,071,622
CRRC Corp. Ltd.:
(A Shares)	5,254,900	6,139,522
(H Shares)	3,532,000	2,286,153
CSC Financial Co. Ltd. (A Shares)	430,200	1,537,202
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	138,240	496,508
CSPC Pharmaceutical Group Ltd.	14,714,800	10,893,855
Daqin Railway Co. Ltd. (A Shares)	1,775,200	1,624,720
Datang International Power Generation Co. Ltd. (A Shares)	1,260,600	522,264
Dong-E-E-Jiao Co. Ltd. (A Shares)	75,800	627,611
Dongfang Electric Corp. Ltd. (A Shares)	288,724	639,694
Dongxing Securities Co. Ltd. (A Shares)	327,900	506,861
East Money Information Co. Ltd. (A Shares)	1,579,820	5,141,779
Eastroc Beverage Group Co. Ltd. (A Shares)	43,940	1,308,408
Ecovacs Robotics Co. Ltd. Class A	63,600	466,227
Empyrean Technology Co. Ltd. (A Shares)	37,500	526,457
ENN Energy Holdings Ltd.	1,451,400	10,225,542
ENN Natural Gas Co. Ltd. (A Shares)	338,800	873,634
Eoptolink Technology, Inc. Ltd. (A Shares)	72,800	1,319,432
Eve Energy Co. Ltd. (A shares)	211,129	1,440,749
Everbright Securities Co. Ltd. (A Shares)	393,500	957,917
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	1,063,280	377,001
Far East Horizon Ltd.	3,172,000	2,214,023
FAW Jiefang Group Co. Ltd. (A Shares)	551,100	667,328
Flat Glass Group Co. Ltd. (b)	465,000	947,610
Focus Media Information Technology Co. Ltd. (A Shares)	1,482,540	1,502,304
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	583,903	3,593,492
Fosun International Ltd.	4,081,500	2,317,231
Founder Securities Co. Ltd. (A Shares)	773,000	939,674
Foxconn Industrial Internet Co. Ltd. (A Shares)	1,362,494	4,568,055
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	996,627
(H Shares) (c)	1,192,000	8,431,729
GalaxyCore, Inc. (A Shares)	307,635	665,838
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	181,360	865,358
(H Shares) (c)	59,920	164,382
GCL Technology Holdings Ltd. (a)	37,968,000	8,383,609
GD Power Development Co. Ltd. (A Shares)	1,798,400	1,222,971
Geely Automobile Holdings Ltd.	10,808,000	18,999,382
GEM Co. Ltd. (A Shares)	584,000	572,366
Genscript Biotech Corp. (a)(b)	2,146,000	3,282,468
GF Securities Co. Ltd.:
(A Shares)	296,100	673,745
(H Shares)	1,150,400	1,634,279
Giant Biogene Holding Co. Ltd. (c)	578,000	3,920,196
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	84,684	1,068,341
Ginlong Technologies Co. Ltd. (A Shares)	36,450	369,876
GoerTek, Inc. (A Shares)	318,300	1,044,592
Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	150,061
(H Shares)	663,364	563,499
Goneo Group Co. Ltd. (A Shares)	59,065	604,966
Gotion High-tech Co. Ltd. (A Shares)	204,900	654,372
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	590,410
(H Shares)	4,474,000	7,114,462
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	315,900	1,932,068
GRG Banking Equipment Co. Ltd. (A Shares)	216,000	373,225
Guangdong Haid Group Co. Ltd. (A Shares)	211,400	1,303,558
Guangdong Investment Ltd.	5,000,000	3,182,887
Guanghui Energy Co. Ltd. (A Shares)	667,700	716,441
Guangzhou Automobile Group Co. Ltd.	390,800	438,763
Guangzhou Automobile Group Co. Ltd. (H Shares) (b)	5,831,526	2,044,156
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	216,200	294,423
Guangzhou Baiyunshan Pharma Health (A Shares)	128,200	503,364
Guangzhou Haige Communications Group (A Shares)	255,800	406,530
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	178,940	476,172
Guolian Securities Co. Ltd.	343,100	592,948
Guosen Securities Co. Ltd. (A Shares)	582,400	944,203
Guotai Junan Securities Co. Ltd. (A Shares)	977,800	2,606,429
Guoyuan Securities Co. Ltd. (A Shares)	410,900	489,030
H World Group Ltd. ADR	361,541	13,264,939
Haidilao International Holding Ltd. (c)	3,080,000	6,212,114
Haier Smart Home Co. Ltd.	4,430,400	16,078,925
Haier Smart Home Co. Ltd. (A Shares)	641,100	2,633,781
Hainan Airlines Co. Ltd. (A Shares) (a)	3,934,900	764,634
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	1,031,900	510,909
Haitian International Holdings Ltd.	1,085,000	3,001,090
Haitong Securities Co. Ltd.:
(A Shares)	502,500	832,334
(H Shares) (b)	6,706,800	5,586,117
Hanergy Mobile Energy Holding (a)(d)	1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	242,900	637,400
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	106,700	429,577
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	212,800	925,123
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	36,107	319,368
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,164,000	5,045,475
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	160,240	465,816
Heilongjiang Agriculture Co. Ltd. (A Shares)	147,900	321,980
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	231,600	581,309
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	376,800	1,318,077
Hengan International Group Co. Ltd.	1,143,000	3,375,117
Hengli Petrochemical Co. Ltd. (A Shares)	714,760	1,379,945
Hengtong Optic-electric Co. Ltd. (A Shares)	243,200	591,984
Hengyi Petrochemical Co. Ltd. (A Shares)	327,310	293,724
Hisense Electric Co. Ltd. (A Shares)	114,900	360,170
Hisense Home Appliances Group Co. Ltd.:
(A Shares)	379,800	1,496,236
(H Shares)	262,000	830,092
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	55,400	1,597,240
HLA Group Corp. Ltd. (A Shares)	455,100	364,049
Hoshine Silicon Industry Co. Ltd. (A Shares)	72,800	604,497
Hua Hong Semiconductor Ltd. (c)	1,205,000	3,370,261
Huadian Power International Corp. Ltd. (A Shares)	776,600	629,422
Huadong Medicine Co. Ltd. (A Shares)	161,960	751,906
Huafon Chemical Co. Ltd. (A Shares) (d)	442,200	503,817
Huagong Tech Co. Ltd. (A Shares)	91,500	504,609
Huaibei Mining Holdings Co. Ltd. (A Shares)	274,900	597,397
Hualan Biological Engineer, Inc. (A Shares)	169,250	392,076
Huaneng Lancang River Hydropower, Inc. (A Shares)	674,400	923,394
Huaneng Power International, Inc.:
(A Shares)	1,348,500	1,375,297
(H Shares)	6,902,000	3,698,071
Huatai Securities Co. Ltd.:
(A Shares)	413,900	1,025,325
(H Shares) (c)	3,015,400	5,104,070
Huaxia Bank Co. Ltd. (A Shares)	1,423,964	1,414,707
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	579,426
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	114,400	485,397
Huizhou Desay SV Automotive Co. Ltd.	51,500	880,066
Humanwell Healthcare Group Co. Ltd. (A Shares)	148,700	450,025
Hunan Valin Steel Co. Ltd. (A Shares)	1,721,200	1,135,004
Hundsun Technologies, Inc. (A Shares)	176,268	662,764
Hwatsing Technology Co. Ltd. (A Shares)	24,225	654,994
Hygon Information Technology Co. Ltd. (A Shares)	237,930	4,289,574
IEIT Systems Co. Ltd. (A Shares)	136,034	889,098
iFlytek Co. Ltd. (A Shares)	252,900	1,628,395
IMEIK Technology Development Co. Ltd. (A Shares)	31,520	941,433
Industrial & Commercial Bank of China Ltd.:
(A Shares)	14,036,600	11,921,581
(H Shares)	114,153,008	68,475,432
Industrial Bank Co. Ltd. (A Shares)	2,108,300	5,417,535
Industrial Securities Co. Ltd. (A Shares)	838,270	769,195
Ingenic Semiconductor Co. Ltd. (A Shares)	56,000	572,822
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	661,900	2,600,365
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	4,647,200	1,116,258
Inner Mongolia Dian Tou Energy Corp. Ltd.	224,600	634,086
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	731,800	437,591
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,897,030	4,397,737
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	307,065
Innovent Biologics, Inc. (a)(c)	2,209,000	9,602,912
iQIYI, Inc. ADR (a)	805,861	2,103,297
iSoftStone Information Technology Group Co. Ltd. (A Shares)	85,950	817,328
JA Solar Technology Co. Ltd. (A Shares)	307,936	837,582
JCET Group Co. Ltd. (A Shares)	164,000	914,533
JCHX Mining Management Co. Ltd. (A Shares)	64,000	359,358
JD Health International, Inc. (a)(c)	2,038,000	7,294,719
JD Logistics, Inc. (a)(c)	3,600,500	7,326,587
JD.com, Inc. Class A	4,426,649	89,769,022
Jiangsu Eastern Shenghong Co. Ltd.	613,400	681,284
Jiangsu Expressway Co. Ltd. (H Shares)	2,340,000	2,354,655
Jiangsu Hengli Hydraulic Co. Ltd.	137,332	998,663
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	652,066	4,276,002
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	128,700	795,206
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	115,700	430,863
Jiangsu Phoenix Publishing & Media Corp. Ltd.	230,800	326,316
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	152,100	1,719,151
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	55,450	450,590
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	389,403
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	204,400	973,604
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	435,200	963,507
Jiangxi Copper Co. Ltd.:
(A Shares)	16,300	49,647
(H Shares)	2,358,000	3,966,414
Jinduicheng Molybdenum Co. Ltd. (A Shares)	290,200	437,383
Jinko Solar Co. Ltd. (A Shares)	1,206,857	1,607,877
Jointown Pharmaceutical Group (A Shares)	1,271,754	924,058
Juneyao Airlines Co. Ltd. (A shares)	270,000	484,375
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	9,959	0
Kanzhun Ltd. ADR	462,358	6,727,309
KE Holdings, Inc. ADR	1,162,867	25,501,673
Kingdee International Software Group Co. Ltd. (a)	5,573,000	5,834,126
Kingsoft Corp. Ltd.	1,677,400	5,780,735
Kuaishou Technology Class B (a)(c)	4,239,800	24,985,177
Kuang-Chi Technologies Co. Ltd. (A Shares)	200,400	1,193,488
Kunlun Energy Co. Ltd.	6,994,000	6,632,844
Kunlun Tech Co. Ltd. (A Shares)	110,100	627,062
Kweichow Moutai Co. Ltd. (A Shares)	133,500	28,663,058
Lb Group Co. Ltd. (A Shares)	214,100	567,098
Lenovo Group Ltd.	14,518,000	19,143,972
Lens Technology Co. Ltd. (A Shares)	507,300	1,600,997
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	226,300	383,211
Li Auto, Inc. Class A (a)	2,218,718	27,900,595
Li Ning Co. Ltd.	4,104,500	8,374,858
Liaoning Port Co. Ltd. (A Shares)	1,825,800	395,417
Lingyi iTech Guangdong Co. (A Shares)	643,200	810,444
Livzon Pharmaceutical Group, Inc. (A Shares)	127,800	657,972
Longfor Properties Co. Ltd. (b)(c)	3,629,914	5,880,485
LONGi Green Energy Technology Co. Ltd.	815,766	2,264,841
Luxshare Precision Industry Co. Ltd. (A Shares)	733,882	4,322,306
Luzhou Laojiao Co. Ltd. (A Shares)	150,400	2,866,630
Mango Excellent Media Co. Ltd. (A Shares)	171,894	605,805
Maxscend Microelectronics Co. Ltd. (A Shares)	49,716	666,171
Meihua Holdings Group Co. Ltd. (A Shares)	238,200	316,896
Meituan Class B (a)(c)	8,923,000	210,853,819
Metallurgical Corp. China Ltd. (A Shares)	1,525,600	716,008
Midea Group Co. Ltd.:
(A Shares)	373,400	3,741,779
(H Shares) (b)	646,900	6,030,022
MINISO Group Holding Ltd. (b)	687,384	3,444,718
MMG Ltd. (a)	7,380,000	2,597,637
Montage Technology Co. Ltd. (A Shares)	118,354	1,136,436
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	556,770	3,415,419
Nanjing Iron & Steel Co. Ltd.	630,100	384,380
Nanjing Securities Co. Ltd. (A Shares)	474,500	604,746
NARI Technology Co. Ltd. (A Shares)	980,140	3,580,147
National Silicon Industry Group Co. Ltd. (A Shares)	356,995	1,123,577
NAURA Technology Group Co. Ltd.	56,600	3,114,605
NetEase, Inc.	3,470,335	55,833,528
New China Life Insurance Co. Ltd.	120,100	810,210
New China Life Insurance Co. Ltd. (H Shares)	1,888,400	6,372,892
New Hope Liuhe Co. Ltd. (A Shares) (a)	431,900	595,042
New Oriental Education & Technology Group, Inc.	2,683,630	16,794,311
Ninestar Corp. (A Shares) (a)	128,800	509,233
Ningbo Deye Technology Co. Ltd. (A Shares)	55,636	740,414
Ningbo Joyson Electronic Corp. (A shares)	122,900	287,185
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	63,000	500,985
Ningbo Sanxing Medical Electric Co. Ltd.	174,700	759,216
Ningbo Tuopu Group Co. Ltd. (A Shares)	180,525	1,096,701
Ningxia Baofeng Energy Group Co. Ltd.	743,700	1,660,853
NIO, Inc. (A Shares) (a)	2,442,229	12,561,449
Nongfu Spring Co. Ltd. (H Shares) (c)	3,572,600	13,311,002
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	273,512
OFILM Group Co. Ltd. (A Shares) (a)	323,200	798,844
Oppein Home Group, Inc. (A Shares)	58,900	582,702
Orient Securities Co. Ltd. (A Shares)	900,472	1,332,583
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	865,600	349,862
PDD Holdings, Inc. ADR (a)	1,243,340	149,934,371
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,664,800	3,661,583
(H Shares)	11,153,000	5,629,528
PetroChina Co. Ltd.:
(A Shares)	1,622,100	1,844,019
(H Shares)	38,908,000	29,216,587
Pharmaron Beijing Co. Ltd.:
(A Shares)	40,325	165,558
(H Shares) (b)(c)	317,500	614,183
PICC Property & Casualty Co. Ltd. (H Shares)	12,416,001	18,834,710
Ping An Bank Co. Ltd. (A Shares)	2,844,800	4,554,163
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,738,577	13,674,071
(H Shares)	11,311,000	70,080,521
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	251,200	358,174
Piotech, Inc. (A Shares)	25,870	584,459
Poly Developments & Holdings (A Shares)	1,221,700	1,857,115
Pop Mart International Group Ltd. (c)	952,800	8,614,159
Postal Savings Bank of China Co. Ltd.	2,728,800	1,999,455
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	14,730,000	8,459,170
Power Construction Corp. of China Ltd. (A Shares)	2,112,039	1,634,886
Prosus NV	2,537,651	106,948,981
Prosus NV rights (a)(e)	2,537,651	276,033
Qifu Technology, Inc. ADR	208,847	6,852,270
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	558,100	1,406,912
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	143,300	643,788
Rockchip Electronics Co. Ltd.	40,000	495,303
Rongsheng Petrochemical Co. Ltd. (A Shares)	1,034,950	1,371,155
SAIC Motor Corp. Ltd. (A Shares)	828,300	1,498,078
Sailun Group Co. Ltd. A Shares	337,300	686,648
Sanan Optoelectronics Co. Ltd. (A Shares)	464,300	894,659
Sany Heavy Industry Co. Ltd. (A Shares)	958,000	2,458,426
Satellite Chemical Co. Ltd. (A Shares)	343,601	912,896
SDIC Capital Co. Ltd.	531,500	592,364
SDIC Power Holdings Co. Ltd. (A Shares)	752,600	1,608,746
Seres Group Co. Ltd. (A Shares) (a)	157,200	2,574,990
SF Holding Co. Ltd. (A Shares)	486,800	3,060,246
SG Micro Corp. (A Shares)	43,557	545,320
Shaanxi Coal Industry Co. Ltd. (A Shares)	1,060,400	3,678,439
Shan Xi Hua Yang Group New Energy Co. Ltd.	307,650	323,508
Shandong Gold Mining Co. Ltd.:
(A Shares)	630,523	2,319,484
(H Shares) (c)	849,750	1,683,427
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	71,000	453,709
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	219,800	708,034
Shandong Linglong Tyre Co. Ltd. (A Shares)	193,900	529,768
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	1,802,600	1,032,163
Shandong Sun Paper Industry JSC Ltd. (A Shares)	281,600	515,024
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,199,200	2,598,782
Shanghai Baosight Software Co. Ltd.	1,922,011	2,909,190
Shanghai Baosight Software Co. Ltd. (A Shares)	37,900	143,127
Shanghai Electric Group Co. Ltd. (A Shares) (a)	1,118,000	1,416,529
Shanghai Electric Power Co. Ltd. (A Shares)	242,800	325,768
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	755,500	1,436,685
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	19,303	512,653
Shanghai International Airport Co. Ltd. (A Shares)	109,172	536,434
Shanghai International Port Group Co. Ltd. (A Shares)	743,900	622,842
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	357,352
Shanghai M&G Stationery, Inc. (A Shares)	81,600	332,546
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	2,179,568
(H Shares)	376,300	581,608
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	3,022,800	4,186,673
Shanghai Putailai New Energy Technology Co. Ltd.	186,751	441,375
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	680,984
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	1,089,200	1,186,907
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	81,170	1,394,341
Shanghai Zhangjiang High Ltd. (A Shares)	152,000	610,988
Shanjin International Gold Co. (A Shares)	326,980	823,697
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	283,700	529,684
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	322,800	661,201
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	124,460	3,515,012
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	574,180	664,448
Shenergy Co. Ltd. (A Shares)	440,800	534,192
Shengyi Technology Co. Ltd.	216,100	622,154
Shennan Circuits Co. Ltd. (A Shares)	60,040	879,893
Shenwan Hongyuan Group Co. Ltd. (A Shares)	2,339,415	1,749,441
Shenzhen Capchem Technology Co. Ltd. (A Shares)	108,220	584,579
Shenzhen Energy Group Co. Ltd. (A Shares)	384,398	359,919
Shenzhen Goodix Technology Co. Ltd. (A Shares)	46,300	583,081
Shenzhen Inovance Technology Co. Ltd. (A Shares)	131,000	1,022,472
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	128,000	4,793,945
Shenzhen New Industries Biomedical Engineering Co. Ltd.	72,900	702,584
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	100,900	456,309
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	119,963	1,606,442
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	311,488	1,115,643
Shenzhou International Group Holdings Ltd.	1,467,700	11,333,596
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	168,960	403,828
Sichuan Chuantou Energy Co. Ltd. (A Shares)	600,100	1,411,577
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	165,000	744,727
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	783,200	842,115
Sieyuan Electric Co. Ltd. (A Shares)	73,300	786,912
Silergy Corp.	590,000	9,183,287
Sinolink Securities Co. Ltd. (A Shares)	377,000	484,515
Sinoma International Engineering Co. Ltd. (A Shares)	244,200	354,285
Sinopharm Group Co. Ltd. (H Shares)	2,512,000	6,258,124
Sinotruk Hong Kong Ltd.	1,172,500	3,164,671
SITC International Holdings Co. Ltd.	2,397,000	6,774,669
Smoore International Holdings Ltd. (b)(c)	3,355,000	4,380,119
Soochow Securities Co. Ltd. (A Shares)	433,225	495,435
Southwest Securities Co. Ltd. (A Shares)	582,900	393,815
Spring Airlines Co. Ltd. (A Shares)	109,700	848,191
Sungrow Power Supply Co. Ltd. (A Shares)	219,800	2,800,478
Sunny Optical Technology Group Co. Ltd.	1,253,200	8,152,063
Sunwoda Electronic Co. Ltd. (A Shares)	162,600	517,121
SUPCON Technology Co. Ltd. (A Shares)	89,360	604,660
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	156,500	688,825
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	25,868	421,795
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	51,100	911,133
TAL Education Group ADR (a)	734,153	8,163,781
TBEA Co. Ltd. (A Shares)	516,150	1,024,930
TCL Technology Group Corp. (A Shares)	1,944,320	1,448,521
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	375,200	668,709
Tencent Holdings Ltd.	11,722,900	611,256,986
Tencent Music Entertainment Group ADR	1,351,765	15,045,144
Tian Di Science & Technology Co. Ltd. (A Shares)	419,700	362,475
Tianqi Lithium Corp. (A Shares)	153,000	770,012
Tianshan Aluminum Group Co. Ltd.	419,900	487,830
Tianshui Huatian Technology Co. Ltd. (A Shares)	288,900	555,105
Tingyi (Cayman Islands) Holding Corp.	3,448,000	5,030,265
Tongcheng Travel Holdings Ltd.	2,340,000	5,294,088
TongFu Microelectronics Co. Ltd. (A Shares)	138,900	524,231
Tongkun Group Co. Ltd. (A Shares)	229,300	379,430
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	1,451,800	690,707
Tongwei Co. Ltd. (A Shares)	525,700	2,278,389
Topsports International Holdings Ltd. (c)	4,134,000	1,377,439
TravelSky Technology Ltd. (H Shares)	1,606,000	2,250,947
Trina Solar Co. Ltd. (A Shares)	202,669	713,524
Trip.com Group Ltd. (a)	992,543	63,874,619
Tsingtao Brewery Co. Ltd.:
(A Shares)	115,200	1,085,362
(H Shares)	1,098,000	7,070,120
Unigroup Guoxin Microelectronics Co. Ltd.	79,359	743,579
Unisplendour Corp. Ltd. (A Shares)	294,780	1,081,636
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	232,100	484,223
Victory Giant Technology Huizhou Co. Ltd. (A Shares)	103,600	647,981
Vipshop Holdings Ltd. ADR	654,804	9,455,370
Wanda Film Holding Co. Ltd. (A Shares) (a)	190,200	322,588
Wanhua Chemical Group Co. Ltd. (A Shares)	316,000	3,344,242
Want Want China Holdings Ltd.	8,400,000	5,227,036
Weichai Power Co. Ltd.:
(A Shares)	398,800	748,486
(H Shares)	3,867,800	5,844,486
Weihai Guangwei Composites Co. Ltd. (A Shares)	77,560	381,149
Wens Foodstuffs Group Co. Ltd. (A Shares)	664,420	1,739,345
Western Mining Co. Ltd. (A Shares)	268,800	664,153
Western Securities Co. Ltd. (A Shares)	499,740	574,833
Western Superconducting Technologies Co. Ltd. (A Shares)	78,064	552,557
Wharf Holdings Ltd.	1,888,000	5,349,461
Will Semiconductor Ltd.	132,515	1,992,774
Wilmar International Ltd.	3,415,080	8,243,206
Wingtech Technology Co. Ltd. (A Shares)	115,700	707,629
Wintime Energy Group Co. Ltd. (A Shares)	1,893,800	373,521
Wuhan Guide Infrared Co. Ltd. (A Shares)	405,243	504,602
Wuliangye Yibin Co. Ltd. (A Shares)	406,100	8,381,945
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	197,040	1,117,566
WuXi AppTec Co. Ltd.	178,796	1,307,496
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	757,874	5,040,111
Wuxi Biologics (Cayman), Inc. (a)(c)	6,248,000	13,273,272
XCMG Construction Machinery Co. Ltd. (A Shares)	1,205,500	1,313,956
Xiamen C&D, Inc. (A Shares)	250,800	328,440
Xiamen Tungsten Co. Ltd. (A Shares)	130,200	355,584
Xiaomi Corp. Class B (a)(c)	27,539,800	94,458,653
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	164,580	751,142
Xinyi Solar Holdings Ltd.	8,941,450	4,585,770
XPeng, Inc. Class A (a)	2,225,964	12,577,322
Yadea Group Holdings Ltd. (c)	2,196,826	3,794,482
Yankuang Ener-A:
(A Shares)	150,600	326,399
(H Shares) (b)	6,402,100	8,330,076
Yantai Jereh Oilfield Services (A Shares)	88,800	418,297
Yealink Network Technology Corp. Ltd.	117,050	640,766
Yifeng Pharmacy Chain Co. Ltd.	107,928	359,901
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	166,300	761,422
Yonyou Network Technology Co. Ltd. (A Shares) (a)	310,420	495,545
Youngor Fashion Co. Ltd. (A Shares)	900,377	951,031
YTO Express Group Co. Ltd. (A Shares)	393,100	906,737
Yum China Holdings, Inc.	701,411	30,939,239
Yunnan Aluminium Co. Ltd. (A Shares)	482,700	962,334
Yunnan Baiyao Group Co. Ltd. (A Shares)	183,520	1,473,527
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	463,900	375,490
Yunnan Energy New Material Co. Ltd.	90,800	454,051
Yunnan Tin Co. Ltd. (A Shares)	157,100	336,121
Yunnan Yuntianhua Co. Ltd. (Series A)	160,100	517,945
Yutong Bus Co. Ltd.	227,500	774,537
Zangge Mining Co. Ltd. (Series A)	143,700	578,157
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	66,200	2,183,581
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,696,500	4,725,445
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	852,500	565,747
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	589,700	884,548
Zhejiang Chint Electric Co. Ltd. (A Shares)	219,800	721,577
Zhejiang Dahua Technology Co. Ltd. (A Shares)	695,500	1,603,615
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	44,240	315,240
Zhejiang Expressway Co. Ltd. (H Shares)	2,808,920	1,861,009
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	133,880	347,832
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	177,700	774,423
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	122,000	617,265
Zhejiang Juhua Co. Ltd. (A Shares)	337,600	992,829
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	855,600	3,377,579
Zhejiang Longsheng Group Co. Ltd. (A Shares)	305,900	432,424
Zhejiang NHU Co. Ltd. (A Shares)	284,508	906,503
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	165,600	507,103
Zhejiang Supor Cookware Co. Ltd.	46,000	338,162
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	256,400	745,073
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	600,435
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	274,628
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	1,138,500	939,545
Zheshang Securities Co. Ltd.	398,900	723,695
Zhongji Innolight Co. Ltd. (A Shares)	116,480	2,300,761
Zhongjin Gold Co. Ltd. (A Shares)	570,700	1,133,508
Zhongsheng Group Holdings Ltd. Class H	1,418,000	2,180,585
Zhongtai Securities Co. Ltd. (A Shares)	607,800	581,338
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	25,415	173,769
(H Shares)	1,013,200	3,888,119
Zijin Mining Group Co. Ltd.:
(A Shares)	1,060,300	2,486,240
(H Shares)	11,345,000	24,165,664
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	976,200	953,724
ZTE Corp.:
(A Shares)	229,100	972,008
(H Shares)	1,647,336	4,100,008
ZTO Express, Inc.	754,981	17,412,218
TOTAL CHINA		4,029,621,331
Colombia - 0.0%
Bancolombia SA	433,509	3,702,986
Interconexion Electrica SA ESP	747,224	2,968,465
TOTAL COLOMBIA		6,671,451
Czech Republic - 0.0%
CEZ A/S	284,118	11,009,345
Komercni Banka A/S	130,010	4,490,441
MONETA Money Bank A/S (c)	475,768	2,370,879
TOTAL CZECH REPUBLIC		17,870,665
Denmark - 2.1%
A.P. Moller - Maersk A/S:
Series A	4,679	7,116,324
Series B	8,670	13,713,899
Carlsberg A/S Series B	171,747	18,980,399
Coloplast A/S Series B	226,027	28,186,838
Danske Bank A/S	1,231,331	36,305,658
Demant A/S (a)	174,855	6,415,153
DSV A/S	365,825	79,510,359
Genmab A/S (a)	113,156	25,342,114
Novo Nordisk A/S Series B	5,763,722	646,487,947
Novonesis (NOVOZYMES) B Series B	632,131	39,608,719
ORSTED A/S (a)(c)	340,020	19,867,451
Pandora A/S	147,496	22,239,199
Rockwool International A/S Series B	16,927	7,291,365
Tryg A/S	605,569	14,261,149
Vestas Wind Systems A/S (a)	1,814,633	34,582,075
Zealand Pharma A/S (a)	114,667	13,217,785
TOTAL DENMARK		1,013,126,434
Egypt - 0.0%
Commercial International Bank SAE	4,026,408	6,580,442
Eastern Co. SAE	2,405,991	1,341,850
Talaat Moustafa Group Holding	1,474,522	1,780,572
TOTAL EGYPT		9,702,864
Finland - 0.6%
Elisa Corp. (A Shares)	251,351	11,964,293
Fortum Corp.	788,620	11,606,324
Kesko Oyj	481,065	10,290,271
Kone OYJ (B Shares)	609,937	33,345,448
Metso Corp.	1,101,793	10,433,926
Neste OYJ	762,925	12,249,537
Nokia Corp.	9,560,710	45,241,524
Nordea Bank Abp (Helsinki Stock Exchange)	5,648,701	66,129,276
Orion Oyj (B Shares)	191,125	9,282,566
Sampo Oyj (A Shares)	899,215	39,809,529
Stora Enso Oyj (R Shares)	1,031,297	11,464,728
UPM-Kymmene Corp.	968,630	28,374,183
Wartsila Corp.	905,693	17,250,284
TOTAL FINLAND		307,441,889
France - 5.7%
Accor SA	350,671	15,890,890
Aeroports de Paris SA	60,878	7,204,741
Air Liquide SA	726,543	130,270,179
Air Liquide SA	257,070	46,093,012
Airbus Group NV	1,063,579	162,239,650
Alstom SA (a)	622,841	13,700,305
Amundi SA (c)	108,264	7,831,317
Arkema SA	100,492	8,783,072
AXA SA	3,243,884	121,805,022
bioMerieux SA	73,334	8,176,329
BNP Paribas SA	1,819,175	124,238,794
Bollore SA	1,251,539	7,807,408
Bouygues SA	343,379	10,992,414
Bureau Veritas SA	570,530	18,022,050
Capgemini SA	278,256	48,272,087
Carrefour SA	983,507	15,619,019
Compagnie de St.-Gobain	812,011	73,637,175
Compagnie Generale des Etablissements Michelin SCA Series B	1,216,017	41,095,931
Covivio	94,052	5,350,555
Credit Agricole SA	1,880,332	28,821,908
Danone SA	1,154,531	82,478,017
Dassault Aviation SA	34,464	6,946,566
Dassault Systemes SA	1,198,974	41,035,101
Edenred SA	441,261	14,183,458
Eiffage SA	130,068	12,091,006
Engie SA	863,500	14,473,570
Engie SA	2,402,004	40,261,232
EssilorLuxottica SA	531,400	124,507,737
Eurazeo SA	80,772	6,145,789
Eurazeo SA	19,800	1,506,545
Gecina SA	82,320	8,779,748
Getlink SE	531,529	9,010,790
Hermes International SCA	56,671	127,849,408
Ipsen SA	66,817	8,132,913
Kering SA	133,733	33,402,580
Klepierre SA	387,320	12,369,583
L'Oreal SA	406,912	152,661,361
L'Oreal SA	23,733	8,903,920
La Francaise des Jeux SAEM (c)	179,594	7,650,038
Legrand SA	471,793	53,250,542
LVMH Moet Hennessy Louis Vuitton SE	492,307	327,738,887
Orange SA	3,344,202	36,738,406
Pernod Ricard SA	364,109	45,249,805
Publicis Groupe SA	410,102	43,591,763
Renault SA	345,162	15,731,354
Rexel SA	410,091	11,232,206
Safran SA	611,433	138,407,461
Sartorius Stedim Biotech	52,406	10,448,948
SEB SA	44,422	4,658,051
Societe Generale Series A	1,293,545	37,152,537
Sodexo SA	8,142	706,746
Sodexo SA	150,820	13,091,546
Teleperformance	98,109	10,340,980
Thales SA	170,012	27,397,461
TotalEnergies SE	3,860,841	242,289,789
Unibail-Rodamco-Westfield NV	212,669	17,322,043
Veolia Environnement SA	1,237,276	39,283,144
VINCI SA	894,530	100,205,894
Vivendi SA	1,301,185	13,862,075
TOTAL FRANCE		2,796,940,858
Germany - 5.2%
adidas AG	290,542	69,582,277
Allianz SE	699,690	220,266,165
BASF AG	1,602,656	77,909,304
Bayer AG	1,762,130	47,484,003
Bayerische Motoren Werke AG (BMW)	575,397	45,264,226
Bechtle AG	145,391	4,959,555
Beiersdorf AG	178,958	24,138,034
Brenntag SE	235,783	15,347,342
Carl Zeiss Meditec AG	71,704	4,492,571
Commerzbank AG	1,803,980	32,044,020
Continental AG	194,109	12,114,413
Covestro AG (a)(c)	341,094	21,593,655
CTS Eventim AG	112,945	11,849,454
Daimler Truck Holding AG	886,977	36,672,399
Deutsche Bank AG	3,392,608	57,657,393
Deutsche Borse AG	340,049	78,986,004
Deutsche Lufthansa AG (b)	1,071,930	7,448,706
Deutsche Post AG ADR	1,827,935	73,427,292
Deutsche Telekom AG	6,245,132	188,812,336
E.ON SE	4,026,356	54,373,587
Evonik Industries AG	458,804	10,096,066
Fresenius Medical Care AG & Co. KGaA	324,911	12,718,638
Fresenius Medical Care AG & Co. KGaA sponsored ADR	90,750	1,773,255
Fresenius SE & Co. KGaA (a)	757,904	27,634,226
GEA Group AG	282,796	13,928,642
Hannover Reuck SE	108,167	28,414,565
HeidelbergCement AG	246,076	27,088,120
Henkel AG & Co. KGaA	180,792	14,100,271
Infineon Technologies AG	2,339,796	73,995,200
Knorr-Bremse AG	127,961	10,522,732
LEG Immobilien AG	134,877	12,737,575
Mercedes-Benz Group AG (Germany)	1,340,549	81,439,280
Merck KGaA	231,540	38,282,361
MTU Aero Engines AG	96,767	31,651,172
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	239,354	122,400,911
Nemetschek SE	102,619	11,100,989
Puma AG	185,285	8,420,498
Rational AG	9,210	9,016,360
Rheinmetall AG	78,150	40,225,626
RWE AG	1,138,167	36,856,485
SAP SE	1,868,473	436,260,604
Scout24 AG (c)	133,416	11,486,506
Siemens AG	1,360,110	264,609,218
Siemens Energy AG (a)	1,145,669	46,769,941
Siemens Healthineers AG (c)	504,944	26,347,659
Symrise AG	240,354	28,915,824
Talanx AG	116,483	8,989,676
Volkswagen AG	2,336	232,736
Vonovia SE	1,328,876	43,595,824
Zalando SE (a)(c)	396,204	11,903,416
TOTAL GERMANY		2,575,937,112
Greece - 0.1%
Alpha Services and Holdings SA	3,993,962	5,993,144
Eurobank Ergasias Services and Holdings SA	4,764,562	9,858,936
Ff Group (a)(d)	7,962	0
Hellenic Telecommunications Organization SA	334,468	5,519,112
Jumbo SA	205,595	5,479,081
Metlen Energy & Metals SA	190,678	6,649,564
National Bank of Greece SA	1,583,352	12,366,050
OPAP SA	329,595	5,621,546
Piraeus Financial Holdings SA	1,893,690	7,081,803
Public Power Corp. of Greece	358,221	4,695,341
TOTAL GREECE		63,264,577
Hong Kong - 1.1%
AIA Group Ltd.	19,960,209	157,532,329
CK Asset Holdings Ltd.	3,391,639	13,864,904
CK Infrastructure Holdings Ltd.	1,118,631	7,915,863
CLP Holdings Ltd.	2,956,976	25,118,335
Futu Holdings Ltd. ADR (a)	98,428	9,349,676
Hang Seng Bank Ltd.	1,366,653	16,717,160
Henderson Land Development Co. Ltd.	2,572,869	8,250,379
HKT Trust/HKT Ltd. unit	6,752,479	8,391,349
Hong Kong & China Gas Co. Ltd.	19,830,350	15,359,914
Hong Kong Exchanges and Clearing Ltd.	2,158,884	86,442,510
Hongkong Land Holdings Ltd.	1,952,145	8,369,993
Jardine Matheson Holdings Ltd.	289,264	11,114,698
Link (REIT)	4,604,409	21,453,870
MTR Corp. Ltd.	2,749,620	10,004,199
Orient Overseas International Ltd.	236,500	3,223,785
Power Assets Holdings Ltd.	2,501,926	16,665,999
Prudential PLC	4,926,729	41,014,280
Sino Biopharmaceutical Ltd.	18,408,000	8,362,151
Sino Land Ltd.	7,332,596	7,338,154
Sun Hung Kai Properties Ltd.	2,607,922	28,238,489
Swire Pacific Ltd. (A Shares)	732,060	6,131,495
Techtronic Industries Co. Ltd.	2,467,870	35,698,845
WH Group Ltd. (c)	14,774,743	11,499,426
Wharf Real Estate Investment Co. Ltd.	2,944,349	8,852,460
TOTAL HONG KONG		566,910,263
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	711,175	4,934,845
OTP Bank PLC	404,194	20,119,762
Richter Gedeon PLC	246,183	7,111,209
TOTAL HUNGARY		32,165,816
India - 5.4%
ABB India Ltd.	93,624	8,246,155
Adani Enterprises Ltd.	260,909	9,125,171
Adani Green Energy Ltd. (a)	558,418	10,575,975
Adani Ports & Special Economic Zone Ltd.	974,064	15,892,076
Adani Power Ltd. (a)	1,357,460	9,530,688
Ambuja Cements Ltd.	1,130,275	7,791,834
APL Apollo Tubes Ltd.	294,410	5,316,885
Apollo Hospitals Enterprise Ltd.	182,478	15,201,689
Ashok Leyland Ltd.	2,601,384	6,425,692
Asian Paints Ltd.	692,238	24,108,674
Astral Ltd.	235,974	4,958,236
AU Small Finance Bank Ltd. (c)	672,091	4,885,581
Aurobindo Pharma Ltd.	467,520	7,749,436
Avenue Supermarts Ltd. (a)(c)	292,837	13,667,050
Axis Bank Ltd.	4,097,992	56,293,270
Bajaj Auto Ltd.	120,158	14,033,379
Bajaj Finance Ltd.	500,243	40,859,092
Bajaj Finserv Ltd.	695,271	14,427,460
Bajaj Holdings & Investment Ltd.	47,219	5,738,205
Balkrishna Industries Ltd.	132,607	4,462,587
Bank of Baroda	1,835,311	5,457,708
Bharat Electronics Ltd.	6,566,666	22,165,831
Bharat Forge Ltd.	448,080	7,499,960
Bharat Heavy Electricals Ltd.	1,833,687	5,190,635
Bharat Petroleum Corp. Ltd.	2,659,751	9,811,031
Bharti Airtel Ltd.	4,588,669	87,827,015
Bosch Ltd.	13,083	5,457,296
Britannia Industries Ltd.	195,662	13,302,318
Canara Bank Ltd.	3,246,198	3,944,331
Cg Power & Industrial Soluti	1,107,262	9,247,002
Cholamandalam Investment and Finance Co. Ltd.	742,331	11,190,396
Cipla Ltd./India	950,894	17,492,871
Coal India Ltd.	3,333,122	17,878,248
Colgate-Palmolive Ltd.	239,738	8,719,125
Container Corp. of India Ltd.	434,503	4,369,009
Cummins India Ltd.	251,088	10,414,874
Dabur India Ltd.	934,296	5,990,868
Divi's Laboratories Ltd.	215,138	15,035,703
Dixon Technologies India Ltd.	58,487	9,757,692
DLF Ltd.	1,315,611	12,788,289
Dr. Reddy's Laboratories Ltd.	1,031,645	15,604,021
Eicher Motors Ltd.	247,692	14,375,078
GAIL India Ltd.	4,151,622	9,836,897
GMR Airports Infrastructure Ltd. (a)	4,333,684	4,068,524
Godrej Consumer Products Ltd.	723,452	11,022,805
Godrej Properties Ltd. (a)	219,411	7,467,637
Grasim Industries Ltd.	466,104	14,926,885
Havells India Ltd.	446,483	8,688,913
HCL Technologies Ltd.	1,705,661	35,689,358
HDFC Asset Management Co. Ltd. (c)	170,140	8,682,253
HDFC Bank Ltd.	7,626,082	156,747,734
HDFC Standard Life Insurance Co. Ltd. (c)	1,750,043	14,947,614
Hero Motocorp Ltd.	211,616	12,512,609
Hindalco Industries Ltd.	2,432,888	19,740,918
Hindustan Aeronautics Ltd.	360,462	18,138,654
Hindustan Petroleum Corp. Ltd.	1,692,004	7,650,542
Hindustan Unilever Ltd.	1,474,255	44,261,585
ICICI Bank Ltd.	9,321,758	142,987,792
ICICI Lombard General Insurance Co. Ltd. (c)	429,031	9,746,135
ICICI Prudential Life Insurance Co. Ltd. (c)	660,291	5,805,194
IDFC Bank Ltd. (a)	6,165,175	4,816,237
Indian Oil Corp. Ltd.	4,936,791	8,320,153
Indian Railway Catering & Tourism Corp. Ltd.	427,481	4,163,617
Indus Towers Ltd. (a)	2,198,312	8,869,806
IndusInd Bank Ltd.	508,803	6,365,247
Info Edge India Ltd.	125,712	11,091,769
Infosys Ltd.	5,667,366	118,244,406
Infosys Ltd. sponsored ADR (b)	293,145	6,129,662
InterGlobe Aviation Ltd. (a)(c)	342,266	16,441,840
ITC Ltd.	5,376,631	31,193,808
Jindal Stainless Ltd.	582,062	4,659,961
Jindal Steel & Power Ltd.	634,365	6,923,139
Jio Financial Services Ltd. (a)	5,172,350	19,782,782
JSW Energy Ltd.	617,838	4,980,440
JSW Steel Ltd.	1,075,216	12,276,026
Jubilant Foodworks Ltd.	648,066	4,427,470
Kotak Mahindra Bank Ltd.	1,961,898	40,277,123
Larsen & Toubro Ltd.	1,207,955	51,888,397
Ltimindtree Ltd. (c)	131,780	8,917,161
Lupin Ltd.	413,217	10,721,371
Macrotech Developers Ltd. (c)	521,212	7,451,274
Mahindra & Mahindra Ltd.	1,670,751	53,951,203
Mankind Pharma Ltd. (a)	183,636	5,810,998
Marico Ltd.	910,277	6,916,209
Maruti Suzuki India Ltd.	225,579	29,606,971
Max Healthcare Institute Ltd.	1,398,065	16,876,114
Mphasis BFL Ltd.	182,924	6,234,970
MRF Ltd.	4,394	6,390,408
Muthoot Finance Ltd.	207,399	4,748,418
Nestle India Ltd.	608,050	16,351,918
NHPC Ltd.	5,300,327	5,189,212
NMDC Ltd.	1,811,049	4,756,078
NTPC Ltd.	7,849,855	37,965,475
Oil & Natural Gas Corp. Ltd.	5,663,393	17,860,310
Oil India Ltd.	862,690	4,834,356
Oracle Financial Services Software Ltd.	38,913	5,021,989
Page Industries Ltd.	11,404	5,843,431
PB Fintech Ltd. (a)	533,567	10,780,146
Persistent Systems Ltd.	190,899	12,154,496
Petronet LNG Ltd.	1,329,897	5,247,758
Phoenix Mills Ltd.	344,140	6,216,396
PI Industries Ltd.	132,924	7,070,561
Pidilite Industries Ltd.	278,383	10,394,504
Polycab India Ltd.	92,276	7,076,999
Power Finance Corp. Ltd.	2,674,850	14,369,569
Power Grid Corp. of India Ltd.	8,354,610	31,779,921
Prestige Estates Projs. Ltd.	303,003	5,882,417
Punjab National Bank	3,920,500	4,553,536
Rail Vikas Nigam Ltd.	920,414	5,134,165
REC Ltd.	2,370,462	14,635,248
Reliance Industries Ltd. (a)	5,357,124	84,098,699
Reliance Industries Ltd.	5,543,328	87,648,621
Samvardhana Motherson International Ltd.	4,891,265	10,479,652
SBI Cards & Payment Services Ltd.	485,436	3,964,263
SBI Life Insurance Co. Ltd. (c)	812,288	15,638,372
Shree Cement Ltd.	16,005	4,760,444
Shriram Finance Ltd.	507,687	18,848,505
Siemens Ltd.	157,122	12,997,810
Solar Industries India Ltd.	47,930	5,812,215
Sona Blw Precision Forgings Ltd. (c)	793,490	6,454,264
SRF Ltd.	239,529	6,368,624
State Bank of India	3,198,525	31,124,845
Sun Pharmaceutical Industries Ltd.	1,719,528	37,734,487
Sundaram Finance Ltd.	116,921	6,682,041
Supreme Industries Ltd.	111,439	5,677,460
Suzlon Energy Ltd. (a)	17,170,376	13,615,579
Tata Communications Ltd.	194,585	4,097,332
Tata Consultancy Services Ltd.	1,618,819	76,142,525
Tata Consumer Products Ltd.	1,077,465	12,818,484
Tata Elxsi Ltd.	62,882	5,238,987
Tata Motors Ltd.	3,627,772	35,881,479
Tata Power Co. Ltd./The	2,538,016	13,229,225
Tata Steel Ltd.	13,508,415	23,740,722
Tech Mahindra Ltd.	973,787	18,534,583
The Indian Hotels Co. Ltd.	1,513,264	12,135,742
Thermax Ltd.	74,054	4,334,166
Titan Co. Ltd.	639,138	24,756,222
Torrent Pharmaceuticals Ltd.	179,705	6,830,520
Torrent Power Ltd.	297,679	6,439,496
Trent Ltd.	325,226	27,481,819
Tube Investments of India Ltd.	192,366	10,226,856
Tvs Motor Co. Ltd.	419,063	12,403,856
Ultratech Cement Ltd.	207,990	27,311,659
Union Bank of India Ltd.	2,598,323	3,603,130
United Spirits Ltd.	515,895	8,876,928
UPL Ltd.	858,975	5,646,567
Varun Beverages Ltd.	2,051,288	14,450,513
Vedanta Ltd.	2,462,318	13,553,899
Vodafone Idea Ltd. (a)	42,221,852	4,059,690
Wipro Ltd.	2,312,030	15,049,564
Yes Bank Ltd. (a)	25,008,311	6,036,902
Zomato Ltd. (a)	11,862,466	34,032,588
Zydus Lifesciences Ltd.	446,308	5,301,078
TOTAL INDIA		2,661,446,363
Indonesia - 0.5%
Amman Mineral Internasional PT (a)	11,426,700	6,659,629
PT Adaro Energy Indonesia Tbk	25,414,200	5,849,424
PT Astra International Tbk	36,119,800	11,726,201
PT Bank Central Asia Tbk	99,784,700	64,580,315
PT Bank Mandiri (Persero) Tbk	67,393,000	28,609,618
PT Bank Negara Indonesia (Persero) Tbk	26,478,378	8,831,494
PT Bank Rakyat Indonesia (Persero) Tbk	122,904,700	37,468,006
PT Barito Pacific Tbk	48,000,317	3,038,981
PT Chandra Asri Pacific Tbk	13,972,100	7,719,374
PT Charoen Pokphand Indonesia Tbk	12,461,000	4,171,649
PT GoTo Gojek Tokopedia Tbk (a)	1,597,499,568	6,895,665
PT Indah Kiat Pulp & Paper Tbk	4,199,600	2,157,078
PT Indofood CBP Sukses Makmur Tbk	4,121,100	3,207,099
PT Indofood Sukses Makmur Tbk	7,742,600	3,746,097
PT Kalbe Farma Tbk	36,286,100	3,700,200
PT Merdeka Copper Gold Tbk (a)	16,717,290	2,584,245
PT Sumber Alfaria Trijaya Tbk	33,238,800	6,967,801
PT Surya Citra Media Tbk	35	0
PT Telkom Indonesia Persero Tbk	87,878,800	15,707,701
PT Unilever Indonesia Tbk	13,111,800	1,641,057
PT United Tractors Tbk	2,703,312	4,718,688
TOTAL INDONESIA		229,980,322
Ireland - 0.2%
AerCap Holdings NV	348,428	32,595,439
AIB Group PLC	3,251,310	17,308,181
Bank of Ireland Group PLC	1,821,986	16,770,544
Kerry Group PLC Class A	276,679	27,537,619
Kingspan Group PLC (Ireland)	277,799	24,370,483
TOTAL IRELAND		118,582,266
Israel - 0.4%
Azrieli Group	76,269	5,849,648
Bank Hapoalim BM (Reg.)	2,286,040	23,904,141
Bank Leumi le-Israel BM	2,728,499	27,822,224
Check Point Software Technologies Ltd. (a)	159,202	27,575,378
Elbit Systems Ltd. (Israel)	47,314	10,830,878
Global-e Online Ltd. (a)	174,588	6,711,163
Icl Group Ltd.	1,375,984	5,691,136
Israel Discount Bank Ltd. (Class A)	2,243,768	13,232,732
Mizrahi Tefahot Bank Ltd.	273,846	11,333,733
NICE Ltd. (a)	94,414	16,684,116
NICE Ltd. sponsored ADR (a)(b)	20,019	3,477,300
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,007,654	37,021,140
Wix.com Ltd. (a)	95,161	15,903,306
TOTAL ISRAEL		206,036,895
Italy - 1.6%
Amplifon SpA (b)	216,454	6,051,009
Banco BPM SpA	2,321,019	15,642,969
Coca-Cola HBC AG	395,656	13,825,841
Davide Campari Milano NV (b)	1,094,865	7,350,666
DiaSorin SpA	40,973	4,456,838
Enel SpA	14,531,367	110,207,006
Eni SpA	4,118,002	62,730,300
Ferrari NV (Italy)	225,409	107,833,964
FinecoBank SpA	1,097,783	17,535,556
Generali	1,813,317	50,395,729
Infrastrutture Wireless Italiane SpA (c)	588,801	6,628,847
Intesa Sanpaolo SpA	26,052,057	111,503,103
Leonardo SpA	729,095	17,423,816
Mediobanca SpA	894,604	14,762,010
Moncler SpA	395,679	21,924,567
Nexi SpA (a)(c)	1,050,043	6,626,953
Poste Italiane SpA (c)	809,442	11,393,289
Prysmian SpA	485,025	34,198,121
Recordati SpA	189,576	10,743,608
Snam SpA	3,589,415	17,249,578
Telecom Italia SpA (a)	9,177,493	2,323,002
Telecom Italia SpA (Risparmio Shares) (a)	7,564,311	2,210,885
Terna - Rete Elettrica Nazionale	2,535,190	21,961,948
UniCredit SpA	2,633,300	116,495,122
TOTAL ITALY		791,474,727
Japan - 13.4%
Advantest Corp.	1,372,228	79,451,531
AEON Co. Ltd.	1,173,278	28,749,005
AGC, Inc.	346,796	10,627,609
Aisin Seiki Co. Ltd.	939,303	9,766,287
Ajinomoto Co., Inc.	831,815	31,954,798
Ana Holdings, Inc.	282,551	5,565,332
Asahi Group Holdings	2,590,751	31,102,675
Asahi Kasei Corp.	2,222,825	15,334,575
Asics Corp.	1,225,749	21,410,030
Astellas Pharma, Inc.	3,246,965	38,016,533
Bandai Namco Holdings, Inc.	1,072,194	22,479,762
Bridgestone Corp.	1,024,095	36,493,746
Brother Industries Ltd.	418,675	8,154,636
Canon, Inc.	1,668,028	54,252,592
Canon, Inc. sponsored ADR	1,681	54,111
Capcom Co. Ltd.	624,400	12,355,917
Central Japan Railway Co.	1,387,690	28,737,998
Chiba Bank Ltd.	958,494	6,994,816
Chubu Electric Power Co., Inc.	1,133,595	13,030,857
Chugai Pharmaceutical Co. Ltd.	1,202,424	57,213,125
Concordia Financial Group Ltd.	1,844,088	9,134,321
Dai Nippon Printing Co. Ltd.	684,042	11,872,493
Dai-ichi Mutual Life Insurance Co.	1,621,091	40,414,321
Daifuku Co. Ltd.	570,527	10,724,048
Daiichi Sankyo Co. Ltd.	3,311,796	107,793,137
Daikin Industries Ltd.	472,782	56,760,661
Daito Trust Construction Co. Ltd.	105,321	11,638,340
Daiwa House Industry Co. Ltd.	1,004,908	29,975,062
Daiwa Securities Group, Inc.	2,396,951	15,681,536
DENSO Corp.	3,391,400	48,169,733
Dentsu Group, Inc. (b)	366,822	11,322,973
Disco Corp.	160,487	45,664,137
East Japan Railway Co.	1,627,143	32,681,725
Eisai Co. Ltd.	453,897	15,378,083
ENEOS Holdings, Inc.	5,172,364	26,092,246
FANUC Corp.	1,696,825	45,019,007
Fast Retailing Co. Ltd.	341,989	109,341,239
Fuji Electric Co. Ltd.	237,604	12,100,674
FUJIFILM Holdings Corp.	2,001,844	47,620,508
Fujitsu Ltd.	2,967,180	57,046,531
Hamamatsu Photonics K.K.	498,092	6,586,096
Hankyu Hanshin Holdings, Inc.	415,180	11,288,769
Hikari Tsushin, Inc.	31,370	6,331,479
Hitachi Construction Machinery Co. Ltd. (b)	198,471	4,306,155
Hitachi Ltd.	8,298,345	208,494,757
Honda Motor Co. Ltd.	8,032,258	80,781,326
Hoshizaki Corp.	192,506	6,327,332
Hoya Corp.	628,182	84,047,012
Hulic Co. Ltd.	683,172	6,326,425
Ibiden Co. Ltd.	218,640	6,945,036
Idemitsu Kosan Co. Ltd.	1,720,935	11,732,371
INPEX Corp. (b)	1,704,312	22,466,336
Isuzu Motors Ltd.	1,077,992	13,940,364
Itochu Corp.	2,127,071	105,221,588
Japan Airlines Co. Ltd.	245,126	3,931,351
Japan Exchange Group, Inc.	1,782,588	20,893,831
Japan Post Bank Co. Ltd.	2,590,840	23,139,696
Japan Post Holdings Co. Ltd.	3,443,546	31,770,471
Japan Post Insurance Co. Ltd.	337,442	5,560,440
Japan Real Estate Investment Corp. (b)	2,259	8,217,006
Japan Tobacco, Inc.	2,146,626	59,928,332
JFE Holdings, Inc. (b)	1,034,990	12,460,635
Kajima Corp.	698,578	12,033,375
Kansai Electric Power Co., Inc.	1,263,599	20,264,438
Kao Corp.	835,226	36,812,912
Kawasaki Kisen Kaisha Ltd.	706,300	9,756,858
KDDI Corp.	2,746,707	85,640,667
Keisei Electric Railway Co. (b)	224,842	5,849,903
Keyence Corp.	348,329	157,240,476
Kikkoman Corp.	1,200,940	14,090,332
Kirin Holdings Co. Ltd.	1,393,820	20,520,695
Kobe Bussan Co. Ltd.	264,772	6,494,777
Kokusai Electric Corp.	250,700	4,571,198
Komatsu Ltd.	1,658,764	42,937,609
Konami Group Corp.	177,636	16,282,095
Kubota Corp. (b)	1,799,567	22,993,222
Kyocera Corp.	2,319,224	23,520,895
Kyowa Kirin Co., Ltd.	430,221	7,090,802
Lasertec Corp.	139,795	18,969,591
LY Corp.	4,799,849	13,092,966
M3, Inc.	776,802	7,983,613
Makita Corp.	420,668	13,735,606
Marubeni Corp. (b)	2,556,045	38,210,916
MatsukiyoCocokara & Co. (b)	602,400	8,201,487
Mazda Motor Corp.	996,609	7,045,522
McDonald's Holdings Co. (Japan) Ltd. (b)	153,445	6,502,534
Meiji Holdings Co. Ltd.	415,312	9,688,061
Minebea Mitsumi, Inc.	641,300	11,289,752
Mitsubishi Chemical Group Corp.	2,456,884	13,257,567
Mitsubishi Corp.	5,982,203	109,438,883
Mitsubishi Electric Corp.	3,410,897	60,006,312
Mitsubishi Estate Co. Ltd.	2,053,612	30,368,872
Mitsubishi HC Capital, Inc.	1,424,516	9,538,900
Mitsubishi Heavy Industries Ltd.	5,737,880	81,001,376
Mitsubishi UFJ Financial Group, Inc.	19,871,018	209,445,375
Mitsui & Co. Ltd.	4,607,192	93,929,816
Mitsui Chemicals, Inc.	301,171	6,880,499
Mitsui Fudosan Co. Ltd.	4,786,230	40,837,819
Mitsui OSK Lines Ltd.	611,200	20,808,650
Mizuho Financial Group, Inc.	4,318,432	89,698,171
MonotaRO Co. Ltd.	442,108	6,669,797
MS&AD Insurance Group Holdings, Inc.	2,302,345	50,926,338
Murata Manufacturing Co. Ltd.	3,034,083	53,008,810
NEC Corp.	440,063	37,445,128
Nexon Co. Ltd.	606,859	10,518,055
Nidec Corp.	1,498,812	29,857,569
Nintendo Co. Ltd.	1,859,390	98,218,528
Nippon Building Fund, Inc.	13,734	11,780,358
Nippon Paint Holdings Co. Ltd.	1,674,830	12,818,273
Nippon Prologis REIT, Inc.	4,011	6,453,231
Nippon Sanso Holdings Corp.	313,286	10,874,788
Nippon Steel Corp.	1,547,899	30,972,501
Nippon Telegraph & Telephone Corp.	53,415,575	51,537,244
Nippon Yusen KK (b)	825,533	27,638,380
Nissan Motor Co. Ltd. (b)	4,241,825	11,300,446
Nissin Food Holdings Co. Ltd. (b)	363,215	9,780,271
Nitori Holdings Co. Ltd.	143,842	18,318,951
Nitto Denko Corp.	1,275,650	20,989,215
Nomura Holdings, Inc.	5,395,365	27,666,915
Nomura Real Estate Holdings, Inc.	196,418	4,835,756
Nomura Research Institute Ltd.	677,480	20,265,737
NTT Data Corp.	1,132,256	17,912,551
Obayashi Corp.	1,165,585	14,289,171
OBIC Co. Ltd.	580,160	18,958,138
Olympus Corp.	2,108,963	37,122,584
OMRON Corp.	316,977	12,514,672
Ono Pharmaceutical Co. Ltd.	659,345	8,235,347
Oracle Corp. Japan	69,203	6,620,174
Oriental Land Co. Ltd.	1,953,540	47,211,506
ORIX Corp.	2,068,954	43,592,616
Osaka Gas Co. Ltd.	662,318	14,192,589
Otsuka Corp.	404,464	9,077,573
Otsuka Holdings Co. Ltd.	749,003	45,247,845
Pan Pacific International Holdings Ltd.	686,091	17,020,753
Panasonic Holdings Corp.	4,176,993	34,376,818
Rakuten Group, Inc. (a)	2,707,060	16,157,241
Recruit Holdings Co. Ltd.	2,657,283	162,260,421
Renesas Electronics Corp.	3,018,883	40,447,963
Resona Holdings, Inc.	3,747,989	24,728,354
Ricoh Co. Ltd.	987,438	10,696,600
ROHM Co. Ltd.	624,780	6,888,096
SBI Holdings, Inc. Japan	482,565	10,596,701
Screen Holdings Co. Ltd.	144,200	9,205,829
SCSK Corp.	273,333	5,100,310
Secom Co. Ltd. (b)	752,318	26,754,617
Seiko Epson Corp.	521,109	9,471,503
Sekisui Chemical Co. Ltd.	668,439	9,433,614
Sekisui House Ltd.	1,070,803	25,861,573
Seven & i Holdings Co. Ltd.	3,967,816	57,136,325
SG Holdings Co. Ltd.	568,449	5,700,605
Shimadzu Corp.	428,077	12,627,352
SHIMANO, Inc.	137,690	20,227,997
Shin-Etsu Chemical Co. Ltd.	3,226,785	118,242,195
Shionogi & Co. Ltd.	1,357,582	19,390,008
Shiseido Co. Ltd.	719,475	15,529,808
Shizuoka Financial Group	770,318	6,146,783
SMC Corp.	102,855	43,666,736
SoftBank Corp.	51,128,270	64,365,548
SoftBank Group Corp.	1,842,844	109,867,578
Sompo Holdings, Inc.	1,684,362	36,111,179
Sony Group Corp.	11,172,400	196,606,497
Subaru Corp.	1,085,278	19,382,232
Sumco Corp.	614,829	5,878,640
Sumitomo Corp.	1,865,269	39,350,488
Sumitomo Electric Industries Ltd.	1,285,103	19,768,179
Sumitomo Metal Mining Co. Ltd.	436,232	12,061,200
Sumitomo Mitsui Financial Group, Inc.	6,719,616	142,553,574
Sumitomo Mitsui Trust Holdings, Inc.	1,164,814	25,544,745
Sumitomo Realty & Development Co. Ltd.	514,279	15,255,440
Suntory Beverage & Food Ltd.	245,303	8,275,153
Suzuki Motor Corp.	2,819,728	27,981,108
Sysmex Corp.	905,787	16,805,450
T&D Holdings, Inc.	880,653	14,057,200
Taisei Corp. (b)	300,002	12,633,534
Takeda Pharmaceutical Co. Ltd.	2,846,920	79,432,527
TDK Corp.	3,486,035	40,979,376
Terumo Corp.	2,403,548	45,776,299
TIS, Inc.	384,467	9,587,248
Toho Co. Ltd.	198,305	7,572,906
Tokio Marine Holdings, Inc.	3,363,124	121,126,829
Tokyo Electric Power Co., Inc. (a)	2,693,926	10,879,466
Tokyo Electron Ltd.	802,358	118,069,433
Tokyo Gas Co. Ltd.	646,139	15,942,117
Tokyu Corp.	905,075	11,158,136
Toppan Holdings, Inc.	430,577	12,594,916
Toray Industries, Inc.	2,514,519	13,674,134
Toto Ltd.	250,417	6,986,589
Toyota Industries Corp.	264,043	18,304,003
Toyota Motor Corp.	18,371,330	316,545,296
Toyota Tsusho Corp.	1,147,885	19,512,572
Trend Micro, Inc.	224,545	11,748,736
Unicharm Corp.	723,097	23,316,245
West Japan Railway Co.	774,760	13,770,376
Yakult Honsha Co. Ltd. (b)	452,636	9,836,280
Yamaha Motor Co. Ltd.	1,517,017	13,260,277
Yaskawa Electric Corp.	424,789	12,174,242
Yokogawa Electric Corp.	414,400	9,187,997
Zensho Holdings Co. Ltd.	174,100	8,734,437
ZOZO, Inc.	239,263	7,758,214
TOTAL JAPAN		6,641,851,715
Jordan - 0.0%
Hikma Pharmaceuticals PLC	294,082	7,034,235
Korea (South) - 2.8%
Alteogen, Inc. (a)	71,632	19,457,421
AMOREPACIFIC Corp.	48,545	4,110,926
Celltrion Pharm, Inc.	31,546	1,415,438
Celltrion, Inc.	274,328	36,187,842
CJ CheilJedang Corp.	14,094	2,797,732
Cosmo AM&T Co. Ltd. (a)	43,899	3,267,745
Coway Co. Ltd.	99,823	4,575,555
Db Insurance Co. Ltd.	81,116	6,414,433
Delivery Hero AG (a)(c)	331,844	14,087,483
Doosan Bobcat, Inc.	93,547	2,527,025
Doosan Heavy Industries & Construction Co. Ltd. (a)	815,265	11,752,059
Ecopro BM Co. Ltd. (a)(b)	86,816	10,629,314
Ecopro Co. Ltd. (a)	177,086	10,071,695
Ecopro Materials Co. Ltd.	32,125	2,585,907
Enchem Co. Ltd. (a)(b)	24,276	3,038,871
EUSU Holdings Co. Ltd.	6	22
GS Holdings Corp.	78,874	2,357,043
Hana Financial Group, Inc.	527,428	22,830,145
Hanjin Kal Corp.	42,752	2,617,915
Hanjin Shipping Co. Ltd. (a)(d)	12	0
Hankook Tire Co. Ltd.	126,572	3,234,168
Hanmi Pharm Co. Ltd.	12,231	2,832,611
Hanmi Semiconductor Co. Ltd.	80,418	5,248,948
Hanwha Aerospace Co. Ltd.	56,470	14,990,522
Hanwha Ocean Co. Ltd. (a)	156,640	3,024,783
Hanwha Solutions Corp.	190,194	2,930,255
HD Hyundai Co. Ltd.	74,157	4,292,777
HD Hyundai Electric Co. Ltd.	41,409	9,723,668
HD Hyundai Heavy Industries Co. Ltd. (a)	39,424	5,208,092
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	74,743	9,921,702
HLB, Inc. (a)	211,661	10,074,875
HMM Co. Ltd.	479,979	5,949,308
HYBE Co. Ltd.	42,924	5,768,601
Hyundai Engineering & Construction Co. Ltd.	132,854	2,684,467
Hyundai Glovis Co. Ltd.	66,986	5,912,885
Hyundai Mobis	107,181	19,327,038
Hyundai Motor Co. Ltd.	244,318	37,755,674
Hyundai Steel Co.	147,337	2,702,007
Industrial Bank of Korea	479,073	4,895,648
Kakao Corp.	553,510	14,780,280
KakaoBank Corp.	311,403	4,870,779
KB Financial Group, Inc.	688,011	44,914,678
Kia Corp.	433,185	28,739,893
Korea Aerospace Industries Ltd.	137,510	5,818,557
Korea Electric Power Corp. (a)	457,901	7,680,547
Korea Investment Holdings Co. Ltd.	71,017	3,954,280
Korea Zinc Co. Ltd.	9,265	6,698,095
Korean Air Lines Co. Ltd.	319,028	5,525,049
KRAFTON, Inc. (a)	50,949	12,220,274
KT Corp.	63,072	2,017,645
KT&G Corp.	189,950	15,137,948
Kum Yang Co. Ltd. (a)	64,323	1,921,555
Kumho Petro Chemical Co. Ltd.	28,290	2,922,698
L&F Co. Ltd. (a)	45,662	3,880,558
LG Chemical Ltd.	89,407	20,168,495
LG Corp.	169,562	9,296,175
LG Display Co. Ltd. (a)	525,971	4,030,606
LG Electronics, Inc.	188,640	12,187,858
LG Energy Solution (a)	84,389	24,846,775
LG H & H Co. Ltd.	16,549	3,974,763
LG Innotek Co. Ltd.	25,695	3,272,419
LG Uplus Corp.	383,731	2,790,294
Lotte Chemical Corp.	32,272	2,225,636
LS Electric Co. Ltd.	26,680	2,805,377
Meritz Financial Holdings Co.	169,678	12,598,895
Mirae Asset Securities Co. Ltd.	417,478	2,730,861
NAVER Corp.	235,763	28,933,405
NCSOFT Corp.	24,313	3,829,446
Netmarble Corp. (a)(c)	49,072	2,057,905
NH Investment & Securities Co. Ltd.	254,295	2,456,731
Orion Corp./Republic of Korea	40,473	2,926,484
POSCO	129,870	31,394,860
POSCO Chemtech Co. Ltd. (b)	54,794	8,828,913
POSCO ICT Co. Ltd.	90,424	1,772,340
Posco International Corp.	89,663	3,375,698
S-Oil Corp.	76,815	3,196,789
Samsung Biologics Co. Ltd. (a)(c)	32,041	23,249,247
Samsung C&T Corp.	157,706	13,359,738
Samsung E&A Co. Ltd. (a)	266,683	3,443,432
Samsung Electro-Mechanics Co. Ltd.	99,305	8,471,064
Samsung Electronics Co. Ltd.	8,506,371	362,371,893
Samsung Fire & Marine Insurance Co. Ltd.	54,408	13,233,922
Samsung Heavy Industries Co. Ltd. (a)	1,174,990	8,131,389
Samsung Life Insurance Co. Ltd.	140,410	10,308,079
Samsung SDI Co. Ltd.	99,415	23,385,694
Samsung SDS Co. Ltd.	76,538	7,919,442
Shinhan Financial Group Co. Ltd.	779,189	29,120,006
SK Biopharmaceuticals Co. Ltd. (a)	58,746	5,005,904
SK Bioscience Co. Ltd. (a)(b)	46,253	1,811,653
SK Hynix, Inc.	978,744	128,550,782
SK Innovation Co., Ltd. (a)	109,798	9,308,446
SK Square Co. Ltd. (a)	167,144	10,126,859
SK Telecom Co. Ltd.	92,215	3,796,832
SK, Inc.	64,383	6,912,242
SKC Co. Ltd. (a)	32,317	3,498,741
Woori Financial Group, Inc.	1,122,675	12,539,691
Yuhan Corp.	100,178	10,032,892
TOTAL KOREA (SOUTH)		1,362,564,109
Kuwait - 0.2%
Boubyan Bank KSC	2,696,331	4,907,217
Gulf Bank	3,317,283	3,397,348
Kuwait Finance House KSCP	18,448,021	43,382,332
Mabanee Co. SAKC	1,182,966	3,221,711
Mobile Telecommunication Co.	3,307,760	4,919,565
National Bank of Kuwait	14,149,472	39,227,173
TOTAL KUWAIT		99,055,346
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	842,450	20,783,385
Eurofins Scientific SA	242,572	11,921,091
Reinet Investments SCA	241,911	6,748,211
TOTAL LUXEMBOURG		39,452,687
Macau - 0.1%
Galaxy Entertainment Group Ltd.	3,954,239	17,598,652
Sands China Ltd. (a)	4,288,065	10,910,031
TOTAL MACAU		28,508,683
Malaysia - 0.4%
AMMB Holdings Bhd	4,539,700	5,270,301
Axiata Group Bhd	4,678,715	2,405,935
CelcomDigi Bhd	6,138,400	4,760,675
CIMB Group Holdings Bhd	12,689,188	23,009,681
Gamuda Bhd	3,537,505	6,867,600
Genting Bhd	3,668,900	3,295,965
Genting Malaysia Bhd	5,179,400	2,643,035
Hong Leong Bank Bhd	1,134,700	5,293,731
IHH Healthcare Bhd	3,978,500	6,584,179
Inari Amertron Bhd	4,938,200	3,201,303
IOI Corp. Bhd	4,394,200	3,774,478
IOI Properties Group Bhd	11	6
Kuala Lumpur Kepong Bhd	851,063	4,146,630
Malayan Banking Bhd	9,896,468	23,700,196
Malaysia Airports Holdings Bhd	1,657,140	3,833,579
Maxis Bhd	3,956,000	3,257,326
MISC Bhd	2,448,900	4,188,941
MR DIY Group M Sdn Bhd (c)	5,618,350	2,799,911
Nestle (Malaysia) Bhd	120,000	2,734,034
Petronas Chemicals Group Bhd	4,931,600	6,074,015
Petronas Dagangan Bhd	499,200	2,042,025
Petronas Gas Bhd	1,343,000	5,291,863
PPB Group Bhd	1,093,220	3,474,655
Press Metal Aluminium Holdings	6,601,100	7,104,507
Public Bank Bhd	26,362,200	26,527,836
QL Resources Bhd	3,060,150	3,345,962
RHB Bank Bhd	2,941,876	4,300,162
SD Guthrie Bhd	3,508,924	3,679,793
Sime Darby Bhd	5,036,207	2,655,912
Sime Darby Property Bhd	15	5
SP Setia Bhd	14	4
Sunway Bhd	4,117,600	4,090,332
Telekom Malaysia Bhd	2,024,199	2,996,780
Tenaga Nasional Bhd	4,630,225	14,812,743
YTL Corp. Bhd	5,895,600	2,635,517
YTL Power International Bhd	4,364,400	3,040,042
TOTAL MALAYSIA		203,839,659
Mexico - 0.6%
Alfa SA de CV Series A	6,575,758	4,765,161
America Movil S.A.B. de CV Series L	33,261,546	26,280,769
Arca Continental S.A.B. de CV	906,762	7,763,182
Banco del Bajio SA (c)	1,511,300	3,359,535
CEMEX S.A.B. de CV unit	27,324,940	14,393,407
Coca-Cola FEMSA S.A.B. de CV unit	938,975	7,814,194
Fibra Uno Administracion SA de CV	5,187,600	5,973,278
Fomento Economico Mexicano S.A.B. de CV unit	3,225,500	31,309,571
Gruma S.A.B. de CV Series B	328,645	5,676,946
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	706,930	12,257,999
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	316,275	8,459,027
Grupo Aeroportuario Norte S.A.B. de CV	525,300	4,400,187
Grupo Bimbo S.A.B. de CV Series A (b)	2,318,600	7,202,787
Grupo Carso SA de CV Series A1	988,800	5,945,302
Grupo Comercial Chedraui S.A.B. de CV (b)	519,600	3,287,766
Grupo Financiero Banorte S.A.B. de CV	4,655,200	32,415,054
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	3,259,200	7,318,317
Grupo Mexico SA de CV Series B	5,580,123	29,195,286
Industrias Penoles SA de CV (a)	362,840	5,699,505
Kimberly-Clark de Mexico SA de CV Series A	2,760,800	3,964,006
Operadora de Sites Mexicanos, SA de CV	2,169,300	1,900,489
Orbia Advance Corp. S.A.B. de CV (b)	1,663,916	1,526,750
Prologis Property Mexico SA (b)	1,753,630	5,869,242
Promotora y Operadora de Infraestructura S.A.B. de CV	321,265	2,802,188
Southern Copper Corp.	155,566	17,042,255
Wal-Mart de Mexico SA de CV Series V	9,404,700	25,860,046
TOTAL MEXICO		282,482,249
Netherlands - 2.4%
ABN AMRO Bank NV GDR (Bearer) (c)	824,663	13,625,843
Adyen BV (a)(c)	38,938	59,483,992
AEGON NV	2,436,430	15,378,312
Akzo Nobel NV	311,491	19,877,320
Argenx SE (a)	106,482	62,787,753
ASM International NV (Netherlands)	84,176	46,898,284
ASML Holding NV (Netherlands)	715,206	483,272,061
ASR Nederland NV	286,736	13,589,356
BE Semiconductor Industries NV	138,951	14,803,038
Euronext NV (c)	144,220	15,907,156
EXOR NV	177,724	18,790,634
Heineken Holding NV	233,435	16,187,331
Heineken NV (Bearer)	516,227	42,339,249
IMCD NV (b)	103,051	16,371,289
ING Groep NV (Certificaten Van Aandelen)	5,905,835	100,224,333
JDE Peet's BV	217,474	4,896,737
Koninklijke Ahold Delhaize NV	1,680,910	55,419,103
Koninklijke KPN NV	7,130,041	27,866,238
Koninklijke Philips Electronics NV	1,430,382	37,631,662
Nebius Group NV Class A (a)(d)	371,380	0
NN Group NV	484,160	23,799,089
Randstad NV (b)	191,993	8,844,390
Universal Music Group NV	1,474,442	37,106,096
Wolters Kluwer NV	444,970	74,877,293
TOTAL NETHERLANDS		1,209,976,559
New Zealand - 0.2%
Auckland International Airport Ltd.	2,646,429	11,443,003
Fisher & Paykel Healthcare Corp. Ltd.	1,048,910	22,479,288
Mercury Nz Ltd.	1,235,605	4,863,446
Meridian Energy Ltd.	2,359,136	8,378,164
Spark New Zealand Ltd.	3,391,511	5,884,228
Xero Ltd. (a)	260,613	25,320,003
TOTAL NEW ZEALAND		78,368,132
Norway - 0.3%
Aker BP ASA	558,211	11,904,902
DNB Bank ASA	1,608,518	33,222,604
Equinor ASA	1,508,274	35,839,920
Equinor ASA sponsored ADR	37	869
Gjensidige Forsikring ASA	350,697	6,328,372
Kongsberg Gruppen ASA	158,189	16,465,737
Mowi ASA	822,308	14,132,227
Norsk Hydro ASA	2,486,225	15,432,867
Orkla ASA	1,237,543	11,441,440
Salmar ASA	120,206	6,097,612
Telenor ASA	1,084,575	13,320,311
TOTAL NORWAY		164,186,861
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	284,462	3,715,074
Credicorp Ltd. (United States)	122,056	22,474,171
TOTAL PERU		26,189,245
Philippines - 0.2%
Ayala Corp.	435,605	5,132,391
Ayala Land, Inc.	11,839,370	6,614,921
Bank of the Philippine Islands (BPI)	3,327,060	8,139,838
BDO Unibank, Inc.	4,219,399	10,998,650
International Container Terminal Services, Inc.	1,830,760	12,391,497
JG Summit Holdings, Inc.	4,555,665	1,894,476
Jollibee Food Corp.	759,480	3,446,373
Manila Electric Co.	464,340	3,864,645
Metropolitan Bank & Trust Co.	3,046,841	3,955,453
PLDT, Inc.	123,935	3,033,603
SM Investments Corp.	400,375	6,429,999
SM Prime Holdings, Inc.	17,730,975	9,288,785
Universal Robina Corp.	1,503,070	2,511,049
TOTAL PHILIPPINES		77,701,680
Poland - 0.2%
Alior Bank SA	163,946	3,579,759
Allegro.eu SA (a)(c)	1,058,477	9,287,043
Bank Polska Kasa Opieki SA	324,849	11,378,135
Budimex SA	21,751	2,722,441
CD Projekt SA	120,800	4,851,315
Dino Polska SA (a)(c)	85,718	7,103,282
InPost SA (a)	354,658	6,917,022
KGHM Polska Miedz SA (Bearer)	245,576	9,169,030
LPP SA	1,947	7,057,890
mBank SA (a)	25,133	3,527,505
Orlen SA	1,021,453	13,292,733
PGE Polska Grupa Energetyczna SA (a)	1,525,179	2,626,078
Powszechna Kasa Oszczednosci Bank SA	1,594,007	22,221,121
Powszechny Zaklad Ubezpieczen SA	1,066,762	10,580,339
Santander Bank Polska SA	71,886	8,040,313
TOTAL POLAND		122,354,006
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	319,729	3
Energias de Portugal SA	5,674,677	22,295,539
Galp Energia SGPS SA	840,138	14,320,188
Jeronimo Martins SGPS SA	500,602	9,730,748
TOTAL PORTUGAL		46,346,478
Qatar - 0.2%
Barwa Real Estate Co.	3,680,915	2,887,309
Dukhan Bank	3,450,744	3,497,184
Industries Qatar QSC	2,758,126	10,112,876
Masraf al Rayan	10,867,514	7,079,853
Mesaieed Petrochemical Holding Co.	9,753,785	4,237,981
Ooredoo QSC	1,379,214	4,333,482
Qatar Electricity & Water Co.	751,229	3,346,590
Qatar Fuel Co.	1,058,475	4,456,584
Qatar Gas Transport Co. Ltd. (Nakilat)	4,859,404	5,712,235
Qatar International Islamic Bank QSC	1,716,073	4,944,138
Qatar Islamic Bank	3,158,278	17,782,120
Qatar National Bank SAQ	8,300,236	39,552,072
The Commercial Bank of Qatar	5,695,605	6,648,262
TOTAL QATAR		114,590,686
Romania - 0.0%
NEPI Rockcastle PLC (b)	1,107,286	8,725,356
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	3,102,770	0
Gazprom OAO (a)(d)	12,146,244	1
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	1,078,053	11
GMK Norilskiy Nickel PAO ADR (a)(d)	6,655,600	1
GMK Norilskiy Nickel PAO ADR sponsored ADR (a)(d)	85,403	1
Inter Rao Ues JSC (a)(d)	42,112,900	4
LUKOIL PJSC (a)(d)	451,803	0
Moscow Exchange MICEX-RTS OAO (a)(d)	1,699,470	0
Novolipetsk Steel OJSC (a)(d)	1,805,640	0
Ozon Holdings PLC ADR (a)(d)	62,559	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(d)	1,019	0
Polyus PJSC (a)(d)	41,353	0
Rosneft Oil Co. OJSC (a)(d)	1,187,356	0
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	214,392	2
Sberbank of Russia (a)(d)	13,066,303	1
Severstal PAO (a)(d)	245,384	0
Severstal PAO GDR (Reg. S) (a)(d)	10,278	0
Surgutneftegas OJSC (a)(d)	6,111,900	1
Surgutneftegas OJSC sponsored ADR (a)(d)	214,357	2
Tatneft PAO (a)(d)	1,520,327	0
TKS Holding MKPAO JSC (a)(d)	5,907	0
United Co. RUSAL International PJSC (a)(d)	3,455,150	0
VK IPJSC (a)(d)	51,978	0
VK IPJSC GDR (Reg. S) (a)(d)	68,289	1
VTB Bank OJSC (a)(d)	826,735	0
TOTAL RUSSIA		25
Saudi Arabia - 1.1%
ACWA Power Co.	262,754	32,196,233
Ades Holding Co.	581,855	3,064,433
Advanced Petrochemicals Co. (a)	224,620	2,174,012
Al Rajhi Bank	3,515,343	82,368,183
Al Rajhi Co. for Co-operative Insurance	70,753	3,375,919
Alinma Bank	2,235,841	16,728,475
Almarai Co. Ltd.	445,451	6,535,226
Arab National Bank	1,599,692	8,067,249
Arabian Internet and Communications Services Co. Ltd.	41,094	2,792,339
Bank Al-Jazira	858,316	3,757,146
Bank Albilad	1,085,740	10,638,558
Banque Saudi Fransi	1,046,495	8,693,624
Bupa Arabia for Cooperative Insurance Co.	149,883	8,037,499
Dallah Healthcare Co.	61,879	2,629,573
Dar Al Arkan Real Estate Development Co. (a)	903,278	4,006,873
Dr Sulaiman Al Habib Medical Services Group Co.	154,249	11,754,417
Elm Co.	43,426	11,824,008
Etihad Etisalat Co.	669,664	9,236,253
Jarir Marketing Co.	994,203	3,504,872
Mobile Telecommunications Co. Saudi Arabia	808,125	2,272,226
Mouwasat Medical Services Co.	174,013	4,359,939
Nahdi Medical Co.	71,373	2,345,083
Power & Water Utility Co. for Jubail & Yanbu	129,078	2,020,871
Riyad Bank	2,669,719	18,304,248
Sabic Agriculture-Nutrients Co.	429,233	13,006,022
Sahara International Petrochemical Co.	669,046	4,685,121
SAL Saudi Logistics Services	40,911	3,004,301
Saudi Arabian Mining Co. (a)	2,322,144	34,872,040
Saudi Arabian Oil Co. (c)	7,781,828	55,944,127
Saudi Aramco Base Oil Co. - Luberef	88,050	2,747,680
Saudi Awwal Bank	1,833,782	16,503,403
Saudi Basic Industries Corp.	1,630,907	31,569,864
Saudi Electricity Co.	1,474,507	6,438,724
Saudi Industrial Investment Group	635,951	3,020,839
Saudi Investment Bank/The	1,053,290	3,696,345
Saudi Kayan Petrochemical Co. (a)	1,257,685	2,605,317
Saudi Research & Marketing Group (a)	65,256	5,198,657
Saudi Tadawul Group Holding Co.	85,643	5,445,469
Saudi Telecom Co.	3,598,230	40,382,723
The Co. for Cooperative Insurance	130,202	4,867,364
The Saudi National Bank	5,277,444	46,581,801
The Savola Group (a)	990,728	6,805,864
Yanbu National Petrochemical Co.	505,115	5,352,818
TOTAL SAUDI ARABIA		553,415,738
Singapore - 1.0%
CapitaLand Ascendas REIT	6,680,315	13,537,719
CapitaLand Integrated Commercial Trust	10,408,822	15,813,912
CapitaLand Investment Ltd.	4,188,399	8,848,366
DBS Group Holdings Ltd.	3,565,001	103,366,515
Genting Singapore Ltd.	10,802,223	6,803,332
Grab Holdings Ltd. (a)	3,807,291	15,533,747
Keppel Ltd.	2,581,057	12,426,387
Oversea-Chinese Banking Corp. Ltd.	6,060,291	69,530,343
Sea Ltd. ADR Class A (a)	663,020	62,357,031
Sembcorp Industries Ltd.	1,609,200	6,105,060
Singapore Airlines Ltd. (b)	2,717,839	13,257,919
Singapore Exchange Ltd.	1,533,190	13,137,898
Singapore Technologies Engineering Ltd.	2,772,197	9,504,483
Singapore Telecommunications Ltd.	13,369,918	31,542,749
STMicroelectronics NV (France)	1,216,032	33,101,539
United Overseas Bank Ltd.	2,263,915	55,033,625
TOTAL SINGAPORE		469,900,625
South Africa - 1.0%
Absa Group Ltd.	1,504,526	14,418,830
Anglo American Platinum Ltd.	139,968	5,501,780
Anglo American PLC (United Kingdom)	2,276,163	70,562,005
Aspen Pharmacare Holdings Ltd.	664,333	6,748,993
Bid Corp. Ltd.	592,738	13,975,080
Bidvest Group Ltd./The	631,415	10,217,642
Capitec Bank Holdings Ltd. (b)	156,708	28,309,439
Clicks Group Ltd.	418,447	8,968,137
Discovery Ltd.	959,870	9,842,946
Exxaro Resources Ltd. (b)	428,580	4,041,549
FirstRand Ltd. (b)	9,075,207	39,873,692
Gold Fields Ltd.	1,605,275	26,472,708
Harmony Gold Mining Co. Ltd.	1,023,932	11,109,026
Impala Platinum Holdings Ltd. (a)	1,632,881	10,777,880
Kumba Iron Ore Ltd. (b)	110,139	2,085,774
MTN Group Ltd.	2,996,843	14,883,957
Naspers Ltd. Class N	319,488	75,510,173
Nedbank Group Ltd.	842,224	14,275,242
Northam Platinum Holdings Ltd. (b)	649,634	4,806,304
Old Mutual Ltd. (b)	8,513,478	5,876,854
OUTsurance Group Ltd.	1,450,999	4,962,054
Pepkor Holdings Ltd. (c)	4,124,055	5,353,325
Remgro Ltd.	895,086	7,797,820
Sanlam Ltd.	3,277,561	16,374,962
Sasol Ltd.	1,008,298	5,667,158
Shoprite Holdings Ltd.	892,779	15,418,653
Sibanye-Stillwater Ltd. (a)(b)	5,021,047	5,853,779
Standard Bank Group Ltd.	2,406,921	33,137,352
Vodacom Group Ltd.	1,115,333	6,982,761
Woolworths Holdings Ltd. (b)	1,678,188	6,221,613
TOTAL SOUTH AFRICA		486,027,488
Spain - 1.6%
Acciona SA (b)	46,046	5,880,159
ACS Actividades de Construccion y Servicios SA	323,829	15,498,780
Aena SME SA (c)	134,409	29,679,288
Amadeus IT Holding SA Class A	806,289	58,410,921
Banco Bilbao Vizcaya Argentaria SA	10,313,816	102,670,719
Banco de Sabadell SA	9,772,216	19,011,268
Banco Santander SA (Spain) (b)	27,652,456	135,114,684
Banco Santander SA (Spain) sponsored ADR	56,541	274,789
CaixaBank SA (b)	6,502,888	39,627,061
Cellnex Telecom SA (c)	951,538	34,880,695
EDP Renovaveis SA	551,777	7,430,419
Endesa SA	560,606	12,077,073
Grifols SA (a)(b)	528,777	5,892,690
Iberdrola SA (b)	10,924,725	162,148,578
Industria de Diseno Textil SA (b)	1,952,603	111,082,267
Redeia Corp. SA	716,554	13,250,337
Repsol SA	2,196,885	27,501,441
Telefonica SA (b)	7,139,875	33,504,956
TOTAL SPAIN		813,936,125
Sweden - 2.0%
AddTech AB (B Shares)	468,776	12,996,929
Alfa Laval AB	522,759	23,055,357
ASSA ABLOY AB (B Shares)	1,797,861	56,313,936
Atlas Copco AB:
(A Shares)	4,767,551	78,680,883
(B Shares)	2,839,596	41,189,873
Beijer Ref AB (B Shares) (b)	635,780	9,538,595
Boliden AB	496,707	15,421,644
Epiroc AB:
(A Shares) (b)	1,172,630	22,901,825
(B Shares)	718,206	12,328,993
EQT AB	670,143	19,435,282
Essity AB (B Shares)	1,094,866	30,910,333
Evolution AB (c)	322,718	30,511,966
Fastighets AB Balder (a)	1,172,599	9,070,830
Getinge AB (B Shares)	401,897	7,078,288
H&M Hennes & Mauritz AB (B Shares) (b)	1,020,928	15,163,649
Hexagon AB (B Shares)	3,733,532	34,905,272
Holmen AB (B Shares)	138,104	5,446,621
Husqvarna AB (B Shares) (b)	597,876	3,859,563
Industrivarden AB:
(A Shares)	211,514	7,281,709
(C Shares) (b)	283,046	9,723,061
Indutrade AB	491,304	13,307,961
Investment AB Latour (B Shares)	261,826	7,210,042
Investor AB:
(A Shares)	668,771	18,956,112
(B Shares)	2,423,862	68,578,513
L E Lundbergforetagen AB (B Shares)	134,205	6,631,808
Lifco AB (B Shares)	418,685	12,456,945
Nibe Industrier AB (B Shares) (b)	2,676,526	12,922,225
Saab AB (B Shares)	565,481	11,628,542
Sagax AB	388,373	9,287,810
Sandvik AB	1,922,432	37,710,489
Securitas AB (B Shares) (b)	870,011	10,207,036
Skandinaviska Enskilda Banken AB (A Shares)	2,841,141	40,118,979
Skanska AB (B Shares) (b)	599,839	12,171,813
SKF AB (B Shares)	601,610	11,366,420
Svenska Cellulosa AB SCA (B Shares)	1,075,210	14,213,958
Svenska Handelsbanken AB (A Shares)	2,618,617	27,209,106
Swedbank AB (A Shares)	1,523,595	30,916,485
Swedish Orphan Biovitrum AB (a)	352,543	11,018,468
Tele2 AB (B Shares)	950,638	9,961,822
Telefonaktiebolaget LM Ericsson (B Shares)	4,973,699	41,700,026
Telia Co. AB (b)	4,287,379	12,458,269
Trelleborg AB (B Shares)	376,309	12,488,830
Volvo AB:
(A Shares)	356,821	9,343,713
(B Shares)	2,847,589	73,952,244
Volvo Car AB (b)	1,324,195	2,849,221
TOTAL SWEDEN		964,481,446
Switzerland - 3.8%
ABB Ltd. (Reg.)	2,832,430	157,401,361
Adecco SA (Reg.)	295,802	9,269,182
Avolta AG	160,671	6,388,034
Bachem Holding AG (B Shares) (b)	57,834	4,577,562
Baloise Holdings AG	78,799	15,138,387
Banque Cantonale Vaudoise (b)	53,257	5,309,974
Barry Callebaut AG (b)	6,287	11,007,983
BKW AG	37,255	6,540,279
Chocoladefabriken Lindt & Spruengli AG	1,756	20,680,354
Chocoladefabriken Lindt & Spruengli AG	193	22,439,002
Clariant AG (Reg.)	384,637	5,340,510
Compagnie Financiere Richemont SA Series A	962,969	140,208,763
DSM-Firmenich AG	333,909	39,626,158
Ems-Chemie Holding AG	12,497	9,616,417
Galderma Group AG (a)	104,583	9,786,755
Geberit AG (Reg.)	60,340	37,788,052
Givaudan SA	16,567	78,599,964
Helvetia Holding AG (Reg.) (b)	66,607	11,276,641
Julius Baer Group Ltd.	370,793	22,607,841
Kuehne & Nagel International AG	86,137	21,505,573
Logitech International SA (Reg.)	279,931	22,937,777
Lonza Group AG	129,261	79,722,551
Novartis AG	3,524,991	382,483,669
Partners Group Holding AG	40,657	56,167,913
Sandoz Group AG	735,392	33,510,133
Schindler Holding AG:
(participation certificate)	71,663	20,862,808
(Reg.)	43,611	12,423,491
SGS SA (Reg.)	276,021	29,246,623
Sig Group AG (b)	541,012	11,646,590
Sika AG	273,882	76,276,557
Sonova Holding AG	90,924	33,272,509
Straumann Holding AG	200,444	26,426,423
Swatch Group AG (Bearer) (b)	52,326	10,737,454
Swatch Group AG (Bearer) (Reg.)	90,443	3,660,451
Swiss Life Holding AG	51,371	41,903,459
Swiss Prime Site AG	139,260	15,102,425
Swisscom AG	46,583	28,374,336
Temenos AG	106,443	7,364,911
UBS Group AG	5,828,959	179,144,892
UBS Group AG	52,258	1,603,275
VAT Group AG (c)	48,548	20,210,765
Zurich Insurance Group Ltd.	261,257	154,038,491
TOTAL SWITZERLAND		1,882,226,295
Taiwan - 5.3%
Accton Technology Corp.	911,000	15,358,005
Acer, Inc.	5,100,060	6,340,438
Advantech Co. Ltd.	862,303	8,478,148
Alchip Technologies Ltd.	144,000	8,948,889
ASE Technology Holding Co. Ltd.	5,915,943	27,989,237
Asia Cement Corp.	4,120,785	6,007,479
Asia Vital Components Co. Ltd.	587,000	11,281,610
ASUSTeK Computer, Inc.	1,266,422	22,435,188
AUO Corp.	11,728,600	6,062,186
Catcher Technology Co. Ltd.	1,074,000	7,842,207
Cathay Financial Holding Co. Ltd.	17,097,184	36,225,918
Chailease Holding Co. Ltd.	2,660,202	12,497,717
Chang Hwa Commercial Bank	10,924,617	6,022,596
Cheng Shin Rubber Industry Co. Ltd.	3,094,513	4,458,980
China Airlines Ltd.	5,249,000	3,672,464
China Steel Corp.	21,382,421	15,003,634
Chunghwa Picture Tubes, Ltd. (a)(d)	551	0
Chunghwa Telecom Co. Ltd. (f)	6,812,400	25,943,656
Compal Electronics, Inc.	7,477,394	8,235,026
CTBC Financial Holding Co. Ltd.	28,175,255	31,336,094
Delta Electronics, Inc.	3,495,383	43,311,648
E Ink Holdings, Inc.	1,543,000	14,488,290
E.SUN Financial Holdings Co. Ltd.	25,875,978	22,074,814
ECLAT Textile Co. Ltd.	341,420	5,725,457
eMemory Technology, Inc.	115,000	11,218,425
EVA Airways Corp.	4,812,000	5,575,485
Evergreen Marine Corp. (Taiwan)	1,853,221	11,780,455
Far Eastern New Century Corp.	5,430,032	6,286,259
Far EasTone Telecommunications Co. Ltd.	3,132,000	8,676,829
Feng Tay Enterprise Co. Ltd.	882,710	3,893,001
First Financial Holding Co. Ltd.	20,235,891	17,095,245
Formosa Chemicals & Fibre Corp.	6,261,620	7,494,349
Formosa Plastics Corp.	6,778,640	9,973,260
Fortune Electric Co. Ltd.	261,600	4,393,061
Fubon Financial Holding Co. Ltd.	14,694,526	41,182,229
Gigabyte Technology Co. Ltd.	979,000	7,741,320
Global Unichip Corp.	159,000	5,963,275
GlobalWafers Co. Ltd.	487,000	6,359,977
Hon Hai Precision Industry Co. Ltd. (Foxconn)	22,338,593	143,650,497
Hotai Motor Co. Ltd.	548,180	11,068,088
Hua Nan Financial Holdings Co. Ltd.	15,820,270	12,515,645
Innolux Corp.	13,337,805	6,451,069
Inventec Corp.	4,729,209	6,561,978
Kgi Financial Holding Co. Ltd.	28,247,457	14,602,592
Largan Precision Co. Ltd.	177,000	12,437,580
Lite-On Technology Corp.	3,732,053	11,737,328
MediaTek, Inc.	2,720,989	106,268,139
Mega Financial Holding Co. Ltd.	21,316,131	26,056,082
Micro-Star International Co. Ltd.	1,279,000	7,019,102
Nan Ya Plastics Corp.	9,160,980	11,841,686
Nanya Technology Corp. (a)	2,271,000	2,950,395
Nien Made Enterprise Co. Ltd.	320,000	4,783,928
Novatek Microelectronics Corp.	1,044,000	16,183,731
Pegatron Corp.	3,523,652	10,719,095
PharmaEssentia Corp. (a)	423,000	8,299,441
Pou Chen Corp.	3,784,240	4,438,820
President Chain Store Corp.	1,045,000	9,626,263
Quanta Computer, Inc.	4,848,000	44,169,697
Realtek Semiconductor Corp.	885,744	13,038,376
Ruentex Development Co. Ltd.	2,658,661	3,829,223
Shin Kong Financial Holding Co. Ltd. (a)	25,266,074	8,969,422
Sinopac Financial Holdings Co.	19,047,883	13,565,705
Synnex Technology International Corp.	2,226,920	4,907,296
Taishin Financial Holdings Co. Ltd.	20,600,046	10,980,851
Taiwan Business Bank	12,207,501	5,891,345
Taiwan Cooperative Financial Holding Co. Ltd.	18,775,204	14,727,605
Taiwan High Speed Rail Corp.	3,295,000	2,998,173
Taiwan Mobile Co. Ltd.	3,320,400	11,740,714
Taiwan Semiconductor Manufacturing Co. Ltd.	44,094,000	1,387,268,264
Tcc Group Holdings	12,272,302	12,231,233
The Shanghai Commercial & Savings Bank Ltd.	6,811,811	8,489,453
Uni-President Enterprises Corp.	8,685,620	24,402,413
Unimicron Technology Corp.	2,435,000	11,930,751
United Microelectronics Corp.	20,282,000	29,357,076
Vanguard International Semiconductor Corp.	1,779,000	5,268,189
Vanguard International Semiconductor Corp. rights 10/18/24 (a)	145,334	38,682
Voltronic Power Technology Corp.	116,000	7,653,498
Walsin Lihwa Corp.	4,871,600	4,479,383
Wan Hai Lines Ltd.	1,213,050	3,222,028
Winbond Electronics Corp.	6,087,118	3,614,644
Wistron Corp.	4,976,000	16,779,636
Wiwynn Corp.	201,000	11,464,552
WPG Holding Co. Ltd.	2,792,378	6,365,133
Yageo Corp.	719,182	12,271,981
Yang Ming Marine Transport Corp.	3,152,000	6,492,198
Yuanta Financial Holding Co. Ltd.	18,755,938	18,872,849
Zhen Ding Technology Holding Ltd.	1,190,230	4,117,638
TOTAL TAIWAN		2,633,722,318
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	834,600	6,788,577
Advanced Information Service PCL NVDR	1,317,300	10,714,824
Airports of Thailand PCL:
(For. Reg.)	2,874,900	5,209,494
NVDR	4,866,600	8,818,575
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	6,612,889
NVDR	11,943,800	9,728,651
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,345,868
NVDR	8,353,800	1,949,458
Bumrungrad Hospital PCL:
(For. Reg.)	333,600	2,690,369
NVDR	721,600	5,819,456
Central Pattana PCL:
(For. Reg.)	1,703,600	3,167,209
NVDR	2,035,000	3,783,324
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,157,137
NVDR	1,567,300	1,483,927
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	2,587,167
NVDR	3,448,400	2,536,242
CP ALL PCL:
(For. Reg.)	4,316,600	8,084,961
NVDR	6,033,900	11,301,451
CP Axtra PCL NVDR	3,564,417	3,556,395
Delta Electronics PCL:
(For. Reg.)	2,269,000	9,215,247
NVDR	3,323,000	13,495,931
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	2,472,866
NVDR	4,086,900	8,053,516
Home Product Center PCL:
(For. Reg.)	4,757,447	1,343,706
NVDR	5,260,500	1,485,789
Intouch Holdings PCL:
(For. Reg.)	737,800	2,337,481
NVDR	1,315,200	4,166,786
Kasikornbank PCL NVDR	1,098,700	4,758,456
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	1,196,533
NVDR	3,889,400	2,360,566
Krungthai Card PCL:
(For. Reg.)	402,600	568,054
NVDR	1,299,500	1,833,548
Minor International PCL:
(For. Reg.)	2,307,541	1,827,666
NVDR	3,829,782	3,033,343
PTT Exploration and Production PCL:
(For. Reg.)	1,205,451	4,524,118
NVDR	1,238,200	4,647,027
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	1,522,802
NVDR	1,888,700	1,454,725
PTT Oil & Retail Business PCL NVDR	5,044,400	2,300,295
PTT PCL:
(For. Reg.)	7,492,700	7,438,355
NVDR	10,198,000	10,124,033
SCB X PCL:
(For. Reg.)	403,200	1,354,993
NVDR	1,130,800	3,800,163
SCG Packaging PCL NVDR	2,187,100	1,647,980
Siam Cement PCL:
(For. Reg.)	548,850	3,414,202
NVDR	853,100	5,306,834
Thai Oil PCL:
(For. Reg.)	934,645	1,135,387
NVDR	1,141,454	1,386,615
TMBThanachart Bank PCL NVDR	42,432,400	2,237,210
True Corp. PCL (a)	8,968,153	3,263,464
True Corp. PCL NVDR (a)	9,914,905	3,607,982
TOTAL THAILAND		214,651,647
Turkey - 0.2%
Akbank TAS	5,820,588	8,595,411
Anadolu Efes Biracilik Ve Malt Sanayii A/S	372,005	2,081,230
Aselsan A/S	2,352,805	4,178,263
Bim Birlesik Magazalar A/S JSC	804,893	10,958,196
Coca-Cola Icecek Sanayi A/S	1,424,995	2,116,803
Eregli Demir ve Celik Fabrikalari T.A.S.	2,381,608	3,308,465
Ford Otomotiv Sanayi A/S	125,701	3,589,623
Haci Omer Sabanci Holding A/S	1,906,253	4,631,419
Koc Holding A/S	1,333,974	6,579,355
Pegasus Hava Tasimaciligi A/S	382,684	2,586,593
Sasa Polyester Sanayi A/S	18,098,200	2,033,506
Tofas Turk Otomobil Fabrikasi A/S	304,683	1,671,688
Turk Hava Yollari AO (a)	993,480	7,900,870
Turkcell Iletisim Hizmet A/S	2,142,328	5,298,768
Turkiye Is Bankasi A/S Series C	15,321,594	5,258,484
Turkiye Petrol Rafinerileri A/S	1,701,523	7,180,511
Turkiye Sise ve Cam Fabrikalari A/S	2,358,499	2,694,051
Yapi ve Kredi Bankasi A/S	5,932,631	4,238,459
TOTAL TURKEY		84,901,695
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	5,207,042	12,673,651
Abu Dhabi Islamic Bank	2,588,666	8,880,138
Abu Dhabi National Oil Co. for Distribution PJSC	5,343,011	5,251,295
ADNOC Drilling Co. PJSC	5,700,179	7,868,095
Aldar Properties PJSC	6,833,320	14,176,202
Americana Restaurants International PLC	5,034,797	3,097,873
Dubai Islamic Bank Pakistan Ltd.	5,188,304	8,828,331
Emaar Properties PJSC	12,041,294	28,488,271
Emirates NBD Bank PJSC	3,401,494	17,595,292
Emirates Telecommunications Corp.	6,227,359	30,042,826
First Abu Dhabi Bank PJSC	7,863,379	28,130,518
Multiply Group (a)	6,024,496	3,723,229
NMC Health PLC (a)(d)	75,611	1
TOTAL UNITED ARAB EMIRATES		168,755,722
United Kingdom - 6.6%
3i Group PLC	1,739,774	71,344,161
Admiral Group PLC	469,444	15,520,522
AngloGold Ashanti PLC	754,887	21,060,693
Ashtead Group PLC	784,235	58,530,098
Associated British Foods PLC	603,148	17,273,365
AstraZeneca PLC (United Kingdom)	2,773,857	394,702,110
Auto Trader Group PLC (c)	1,604,908	17,328,979
Aviva PLC	4,799,780	28,042,705
BAE Systems PLC	5,430,597	87,526,612
Barclays PLC	26,417,771	80,983,760
Barratt Developments PLC	2,492,172	14,345,203
Berkeley Group Holdings PLC	185,064	10,560,647
British American Tobacco PLC (United Kingdom)	3,571,306	124,885,392
BT Group PLC	11,607,239	20,691,814
Bunzl PLC	608,131	26,755,352
Centrica PLC	9,456,305	14,302,896
CK Hutchison Holdings Ltd.	4,833,223	25,418,540
Coca-Cola Europacific Partners PLC	370,357	28,147,132
Compass Group PLC	3,037,829	98,657,824
Croda International PLC	244,015	11,657,602
DCC PLC (United Kingdom)	179,140	11,327,851
Diageo PLC	3,981,371	122,951,818
Entain PLC	1,153,791	11,083,781
Halma PLC	681,486	21,748,867
Hargreaves Lansdown PLC	621,596	8,720,505
HSBC Holdings PLC (United Kingdom)	33,108,706	303,872,474
Imperial Brands PLC	1,452,074	43,820,728
Informa PLC	2,400,083	25,024,448
InterContinental Hotel Group PLC	288,895	31,864,411
Intertek Group PLC	291,133	17,448,659
J Sainsbury PLC	2,927,439	10,048,481
JD Sports Fashion PLC	4,530,865	7,244,482
Kingfisher PLC	3,276,621	12,391,532
Land Securities Group PLC	1,257,646	9,754,355
Legal & General Group PLC	10,684,890	29,911,238
Lloyds Banking Group PLC	111,612,897	76,611,131
London Stock Exchange Group PLC	854,236	115,779,640
M&G PLC	4,174,906	10,440,973
Melrose Industries PLC	2,376,905	14,558,276
National Grid PLC	8,608,269	108,086,712
NatWest Group PLC	11,886,991	56,323,535
Next PLC	215,119	27,156,010
Pearson PLC	778,469	11,431,293
Pearson PLC sponsored ADR (b)	281,153	4,104,834
Persimmon PLC	579,340	10,958,930
Phoenix Group Holdings PLC	1,276,704	8,086,360
Reckitt Benckiser Group PLC	1,250,502	75,860,490
RELX PLC (London Stock Exchange)	3,339,061	153,128,350
Rentokil Initial PLC	4,530,240	22,722,666
Rolls-Royce Holdings PLC (a)	15,221,101	105,031,666
Sage Group PLC	1,808,531	22,606,508
Schroders PLC	1,427,225	6,330,753
Segro PLC	2,312,104	23,409,501
Severn Trent PLC	487,667	16,148,154
Smith & Nephew PLC	1,569,838	19,517,508
Smiths Group PLC	613,853	12,102,536
Spirax-Sarco Engineering PLC	129,936	10,815,093
SSE PLC	1,963,266	44,580,302
Standard Chartered PLC (United Kingdom)	3,884,866	45,050,401
Taylor Wimpey PLC	6,437,085	12,170,489
Tesco PLC	12,420,525	54,844,962
Unilever PLC	4,462,439	272,217,839
United Utilities Group PLC	1,234,078	16,286,672
Vodafone Group PLC	38,685,848	35,974,580
Vodafone Group PLC sponsored ADR	193,800	1,796,526
Whitbread PLC	319,446	12,410,838
Wise PLC (a)	1,176,970	10,714,566
WPP PLC	1,917,915	20,159,060
TOTAL UNITED KINGDOM		3,272,366,191
United States of America - 5.6%
Alcon, Inc. (Switzerland)	894,470	82,429,416
BP PLC	29,397,187	143,776,327
BP PLC sponsored ADR	33,804	992,485
Brookfield Renewable Corp.	241,532	7,395,058
BRP, Inc. Subordinate Voting Shares (b)	63,605	3,136,053
CSL Ltd.	865,184	162,442,909
CyberArk Software Ltd. (a)	78,331	21,660,088
Experian PLC	1,643,624	80,048,641
Ferrovial SE	934,687	37,496,109
GFL Environmental, Inc.	392,538	16,422,120
GSK PLC	7,419,153	133,979,335
Haleon PLC	13,897,897	66,794,209
Holcim AG	932,778	91,900,587
James Hardie Industries PLC CDI (a)	773,917	24,682,729
JBS SA	1,357,500	8,456,049
Legend Biotech Corp. ADR (a)	129,184	5,815,864
Monday.com Ltd. (a)	66,939	19,671,364
Nestle SA (Reg. S)	4,688,060	442,987,183
QIAGEN NV (Germany)	391,879	16,645,702
Roche Holding AG:
(Bearer) (b)	56,429	19,159,264
(participation certificate)	1,258,148	389,904,484
Sanofi SA	2,038,824	215,462,561
Schneider Electric SA	978,667	253,522,470
Shell PLC (London)	11,275,660	376,464,074
Stellantis NV (Italy)	3,789,954	51,927,293
Swiss Re Ltd.	539,960	69,187,162
Tenaris SA	853,468	14,061,290
TOTAL UNITED STATES OF AMERICA		2,756,420,826
Zambia - 0.0%
First Quantum Minerals Ltd. (a)	1,273,570	16,455,291
TOTAL COMMON STOCKS (Cost $39,671,419,435)		47,310,711,263

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	792,137	6,340,318
France - 0.0%
Air Liquide SA	51,490	9,232,229
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	101,454	7,454,588
Dr. Ing. h.c. F. Porsche AG Series F (c)	205,071	14,428,885
Henkel AG & Co. KGaA	308,499	26,704,644
Porsche Automobil Holding SE (Germany)	269,523	11,196,865
Sartorius AG (non-vtg.)	46,149	11,932,201
Volkswagen AG	366,758	35,598,563
TOTAL GERMANY		107,315,746
Korea (South) - 0.2%
AMOREPACIFIC Corp.	7,985	191,886
Hyundai Motor Co. Ltd.	41,134	4,660,590
Hyundai Motor Co. Ltd. Series 2	64,027	7,421,663
LG Chemical Ltd.	14,509	2,191,562
LG H & H Co. Ltd.	1,539	162,490
Samsung Electronics Co. Ltd.	1,530,009	52,805,128
TOTAL KOREA (SOUTH)		67,433,319
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	8,898,217	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $233,490,775)		190,321,613

Nonconvertible Bonds - 0.0%
		Principal Amount (g)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	14,330

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (h) (Cost $40,962,532)	41,077,000	40,971,747

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (i)	559,131,072	559,242,898
Fidelity Securities Lending Cash Central Fund 4.87% (i)(j)	1,104,886,685	1,104,997,173
TOTAL MONEY MARKET FUNDS (Cost $1,664,239,943)		1,664,240,071

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $41,610,159,366)	49,206,259,024
NET OTHER ASSETS (LIABILITIES) - 0.5%	231,484,535
NET ASSETS - 100.0%	49,437,743,559

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10,354	Dec 2024	583,189,050	4,776,017	4,776,017
ICE MSCI EAFE Index Contracts (United States)	10,400	Dec 2024	1,222,104,000	(11,672,752)	(11,672,752)
TME S&P/TSX 60 Index Contracts (Canada)	740	Dec 2024	153,840,916	769,939	769,939

TOTAL FUTURES CONTRACTS					(6,126,796)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,154,883,440 or 2.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,041,378.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	1,204,498,921	7,483,662,839	8,128,886,400	58,799,827	(32,460)	(2)	559,242,898	1.1%
Fidelity Securities Lending Cash Central Fund 4.87%	646,052,156	9,229,123,967	8,770,178,950	7,563,065	-	-	1,104,997,173	4.6%
Total	1,850,551,077	16,712,786,806	16,899,065,350	66,362,892	(32,460)	(2)	1,664,240,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Chunghwa Telecom Co. Ltd.	21,640,717	3,165,079	288,361	765,984	(31,681)	1,457,902	25,943,656
Total	21,640,717	3,165,079	288,361	765,984	(31,681)	1,457,902	25,943,656

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,630,202,320	575,043,157	2,055,159,162	1
Consumer Discretionary	5,259,957,614	1,272,448,039	3,987,509,575	-
Consumer Staples	3,403,393,218	778,036,106	2,625,357,111	1
Energy	2,429,949,462	939,646,075	1,490,303,369	18
Financials	10,933,462,064	4,047,157,811	6,886,304,249	4
Health Care	4,446,999,244	756,157,507	3,690,841,736	1
Industrials	6,577,756,850	2,119,507,001	4,458,249,849	-
Information Technology	6,170,953,499	1,148,440,273	5,022,513,224	2
Materials	3,271,696,252	1,340,218,266	1,930,974,167	503,819
Real Estate	875,935,916	290,480,488	585,455,428	-
Utilities	1,500,726,437	716,505,846	784,220,585	6

Corporate Bonds	14,330	-	14,330	-

U.S. Government and Government Agency Obligations	40,971,747	-	40,971,747	-

Money Market Funds	1,664,240,071	1,664,240,071	-	-
Total Investments in Securities:	49,206,259,024	15,647,880,640	33,557,874,532	503,852
Derivative Instruments: Assets
Futures Contracts	5,545,956	5,545,956	-	-
Total Assets	5,545,956	5,545,956	-	-
Liabilities
Futures Contracts	(11,672,752)	(11,672,752)	-	-
Total Liabilities	(11,672,752)	(11,672,752)	-	-
Total Derivative Instruments:	(6,126,796)	(6,126,796)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,545,956	(11,672,752)
Total Equity Risk	5,545,956	(11,672,752)
Total Value of Derivatives	5,545,956	(11,672,752)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,033,803,088) - See accompanying schedule:
Unaffiliated issuers (cost $39,920,442,372)	$47,516,075,297
Fidelity Central Funds (cost $1,664,239,943)	1,664,240,071
Other affiliated issuers (cost $25,477,051)	25,943,656

Total Investment in Securities (cost $41,610,159,366)		$49,206,259,024
Cash		409,124
Foreign currency held at value (cost $146,411,477)		146,123,553
Receivable for investments sold		2,698,782
Receivable for fund shares sold		1,255,221,006
Dividends receivable		93,407,434
Reclaims receivable		57,554,327
Interest receivable		109
Distributions receivable from Fidelity Central Funds		4,945,613
Receivable from investment adviser for expense reductions		49,986
Other receivables		98,406
Total assets		50,766,767,364
Liabilities
Payable for investments purchased
Regular delivery	$73,322,577
Delayed delivery	276,033
Payable for fund shares redeemed	555,254
Payable for daily variation margin on futures contracts	3,323,638
Deferred taxes	144,141,982
Other payables and accrued expenses	2,387,267
Collateral on securities loaned	1,105,017,054
Total liabilities		1,329,023,805
Net Assets		$49,437,743,559
Net Assets consist of:
Paid in capital		$43,168,612,618
Total accumulated earnings (loss)		6,269,130,941
Net Assets		$49,437,743,559
Net Asset Value, offering price and redemption price per share ($49,437,743,559 ÷ 3,289,631,669 shares)		$15.03
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends (including $765,984 earned from affiliated issuers)		$1,384,469,188
Interest		2,879,239
Income from Fidelity Central Funds (including $7,563,065 from security lending)		66,362,892
Income before foreign taxes withheld		$1,453,711,319
Less foreign taxes withheld		(122,992,185)
Total income		1,330,719,134
Expenses
Custodian fees and expenses	$6,619,471
Independent trustees' fees and expenses	118,626
Total expenses before reductions	6,738,097
Expense reductions	(780,814)
Total expenses after reductions		5,957,283
Net Investment income (loss)		1,324,761,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $82,835)	(630,048,001)
Fidelity Central Funds	(32,460)
Other affiliated issuers	(31,681)
Foreign currency transactions	(5,828,999)
Futures contracts	163,842,020
Total net realized gain (loss)		(472,099,121)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $103,007,329)	7,904,688,957
Fidelity Central Funds	(2)
Other affiliated issuers	1,457,902
Assets and liabilities in foreign currencies	(1,711,095)
Futures contracts	58,353,807
Total change in net unrealized appreciation (depreciation)		7,962,789,569
Net gain (loss)		7,490,690,448
Net increase (decrease) in net assets resulting from operations		$8,815,452,299
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,324,761,851	$1,105,414,759
Net realized gain (loss)	(472,099,121)	(636,997,027)
Change in net unrealized appreciation (depreciation)	7,962,789,569	3,116,330,387
Net increase (decrease) in net assets resulting from operations	8,815,452,299	3,584,748,119
Distributions to shareholders	(1,183,731,202)	(864,349,534)

Share transactions
Proceeds from sales of shares	8,712,520,722	8,456,848,187
Reinvestment of distributions	1,183,731,202	864,349,534
Cost of shares redeemed	(4,582,120,737)	(5,436,184,955)

Net increase (decrease) in net assets resulting from share transactions	5,314,131,187	3,885,012,766
Total increase (decrease) in net assets	12,945,852,284	6,605,411,351

Net Assets
Beginning of period	36,491,891,275	29,886,479,924
End of period	$49,437,743,559	$36,491,891,275

Other Information
Shares
Sold	604,012,356	643,820,506
Issued in reinvestment of distributions	89,540,938	68,982,405
Redeemed	(315,465,868)	(417,024,417)
Net increase (decrease)	378,087,426	295,778,494

Financial Highlights
Fidelity® Series Global ex U.S. Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$11.43	$15.55	$12.23	$12.78
Income from Investment Operations
Net investment income (loss) A,B	.42	.41	.42	.38	.29
Net realized and unrealized gain (loss)	2.48	1.03	(4.15)	3.18	(.56)
Total from investment operations	2.90	1.44	(3.73)	3.56	(.27)
Distributions from net investment income	(.40)	(.34)	(.39)	(.24)	(.26)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.40)	(.34)	(.39)	(.24)	(.28) C
Net asset value, end of period	$15.03	$12.53	$11.43	$15.55	$12.23
Total Return D	23.60%	12.62%	(24.57)%	29.34%	(2.27)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.94%	3.11%	3.11%	2.52%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$49,437,744	$36,491,891	$29,886,480	$30,864,862	$18,177,449
Portfolio turnover rate G	3%	6%	4%	5% H	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,355,755,078
Gross unrealized depreciation	(4,265,126,148)
Net unrealized appreciation (depreciation)	$7,090,628,930
Tax Cost	$42,116,403,547

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,296,640,265
Capital loss carryforward	$(1,970,660,529)
Net unrealized appreciation (depreciation) on securities and other investments	$7,087,298,643

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(323,169,584)
Long-term	(1,647,490,945)
Total capital loss carryforward	$(1,970,660,529)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$1,183,731,202	$864,349,534

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	6,579,519,030	1,458,656,032
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Global ex U.S. Index Fund	825,337	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $770,694.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10,120.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Global ex U.S. Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $53,092,431 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 55.79% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

 The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.4101 and $0.0275 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Global ex U.S. Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.899279.115
SGX-ANN-1224
Fidelity® SAI Emerging Markets Value Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Emerging Markets Value Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Brazil - 4.7%
Banco do Brasil SA	11,183,100	50,935,152
Companhia Energetica de Minas Gerais (CEMIG) (PN)	9,095,930	17,890,073
Gerdau SA	5,416,468	17,146,355
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	14,542,900	90,338,103
Vale SA	8,542,800	91,709,970
Vibra Energia SA	2,379,400	9,182,725
TOTAL BRAZIL		277,202,378
Chile - 0.4%
Cencosud SA	4,978,116	10,324,690
Empresas COPEC SA	1,420,457	8,968,166
Sociedad Quimica y Minera de Chile SA (PN-B)	82,580	3,178,156
TOTAL CHILE		22,471,012
China - 22.2%
Agricultural Bank of China Ltd. (H Shares)	119,967,000	58,945,379
Alibaba Group Holding Ltd.	5,990,500	73,277,684
Anhui Conch Cement Co. Ltd. (H Shares)	4,615,500	13,407,306
Baidu, Inc. Class A (a)	5,963,450	68,047,916
Bank of China Ltd. (H Shares)	199,577,000	94,725,211
Bank of Communications Co. Ltd. (H Shares)	83,353,000	63,130,351
China CITIC Bank Corp. Ltd. (H Shares)	35,430,000	22,081,599
China Construction Bank Corp. (H Shares)	161,883,000	125,659,502
China Merchants Bank Co. Ltd. (H Shares)	5,762,000	28,196,509
China Minsheng Banking Corp. Ltd. (H Shares)	25,653,000	9,528,002
China Overseas Land and Investment Ltd.	14,523,500	27,751,767
China Resources Land Ltd.	9,877,000	32,924,347
China State Construction International Holdings Ltd.	6,791,400	9,968,047
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	12,487,800	18,493,634
Geely Automobile Holdings Ltd.	20,158,000	35,435,746
Hengan International Group Co. Ltd.	2,507,000	7,402,816
Industrial & Commercial Bank of China Ltd. (H Shares)	163,699,000	98,195,920
JD.com, Inc. Class A	6,597,850	133,799,301
Kunlun Energy Co. Ltd.	15,342,000	14,549,771
Li Auto, Inc. Class A (a)	4,549,500	57,210,406
Longfor Properties Co. Ltd. (b)(c)	6,867,160	11,124,846
New China Life Insurance Co. Ltd. (H Shares)	3,430,500	11,577,105
People's Insurance Co. of China Group Ltd. (H Shares)	31,597,000	15,948,732
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	29,448,000	16,911,449
Qifu Technology, Inc. ADR	497,577	16,325,501
Sinopharm Group Co. Ltd. (H Shares)	5,236,800	13,046,394
Tencent Holdings Ltd.	3,559,800	185,615,557
Vipshop Holdings Ltd. ADR	1,051,613	15,185,292
Weichai Power Co. Ltd. (H Shares)	7,127,800	10,770,549
Xinyi Glass Holdings Ltd.	9,067,800	10,297,268
Yangzijiang Shipbuilding Holdings Ltd.	10,546,800	20,490,282
TOTAL CHINA		1,320,024,189
Czech Republic - 0.1%
CEZ A/S	187,362	7,260,128
Egypt - 0.1%
Commercial International Bank SAE	1,896,164	3,098,940
Greece - 0.4%
Alpha Services and Holdings SA	7,882,265	11,827,742
National Bank of Greece SA	848,135	6,623,973
Star Bulk Carriers Corp.	362,946	6,935,898
TOTAL GREECE		25,387,613
Hong Kong - 0.4%
WH Group Ltd. (c)	30,545,000	23,773,676
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,758,928	12,205,207
OTP Bank PLC	31,077	1,546,935
TOTAL HUNGARY		13,752,142
India - 21.6%
Apollo Tyres Ltd.	1,264,122	7,557,082
Aurobindo Pharma Ltd.	1,097,664	18,194,467
Bandhan Bank Ltd. (c)	2,955,027	6,371,002
Bank of Baroda	4,036,554	12,003,598
Biocon Ltd.	1,733,710	6,505,163
Canara Bank Ltd.	7,080,179	8,602,855
Cipla Ltd./India	2,077,714	38,222,119
Dr. Reddy's Laboratories Ltd.	2,376,240	35,941,529
Federal Bank Ltd.	7,040,433	17,028,951
GAIL India Ltd.	9,445,115	22,379,355
HCL Technologies Ltd.	3,565,657	74,608,031
HDFC Bank Ltd.	1,536,179	31,574,874
Hero Motocorp Ltd.	500,484	29,593,039
Hindalco Industries Ltd.	5,700,780	46,257,217
ICICI Bank Ltd.	91,563	1,404,498
Indus Towers Ltd. (a)	3,099,728	12,506,862
IndusInd Bank Ltd.	801,282	10,024,229
Infosys Ltd.	3,134,447	65,397,369
InterGlobe Aviation Ltd. (a)(c)	767,171	36,853,507
ITC Ltd.	11,694,079	67,845,990
LIC Housing Finance Ltd.	1,180,730	8,834,423
Mahindra & Mahindra Ltd.	1,632,826	52,726,544
MakeMyTrip Ltd. (a)(b)	219,382	22,265,079
Maruti Suzuki India Ltd.	345,538	45,351,444
Ncc Ltd.	1,911,279	6,763,830
NMDC Ltd.	4,460,648	11,714,309
NTPC Ltd.	13,995,340	67,687,840
Oil & Natural Gas Corp. Ltd.	15,220,465	47,999,887
Power Finance Corp. Ltd.	5,667,036	30,443,899
Punjab National Bank	8,594,751	9,982,530
REC Ltd.	4,830,160	29,821,440
Reliance Industries Ltd. (a)	1,051,359	16,504,737
Reliance Industries Ltd.	1,051,359	16,623,618
State Bank of India	6,966,188	67,787,972
Sun Pharmaceutical Industries Ltd.	2,815,343	61,781,794
Tata Motors Ltd.	5,990,666	59,252,333
Tata Steel Ltd.	30,343,591	53,328,149
Tech Mahindra Ltd.	2,439,845	46,438,809
Union Bank of India Ltd.	5,958,480	8,262,705
Vedanta Ltd.	5,090,067	28,018,417
Wipro Ltd.	5,508,546	35,856,462
WNS Holdings Ltd. (b)	162,249	7,786,330
TOTAL INDIA		1,284,104,288
Indonesia - 1.6%
PT Adaro Energy Indonesia Tbk	49,057,200	11,291,181
PT Astra International Tbk	78,999,600	25,647,018
PT Bank Negara Indonesia (Persero) Tbk	13,880,700	4,629,714
PT Indofood Sukses Makmur Tbk	17,134,200	8,290,028
PT Telkom Indonesia Persero Tbk	185,577,600	33,170,655
PT United Tractors Tbk	5,823,200	10,164,518
TOTAL INDONESIA		93,193,114
Korea (South) - 10.5%
BNK Financial Group, Inc.	1,105,898	7,565,861
CJ CheilJedang Corp.	33,424	6,634,837
Db Insurance Co. Ltd.	193,422	15,295,286
Hana Financial Group, Inc.	1,139,617	49,329,239
Hankook Tire Co. Ltd.	290,368	7,419,484
HMM Co. Ltd.	1,129,391	13,998,727
Hyundai Glovis Co. Ltd.	172,699	15,244,219
Hyundai Mobis	244,896	44,160,013
Hyundai Motor Co. Ltd.	298,518	46,131,469
Industrial Bank of Korea	1,244,212	12,714,606
KB Financial Group, Inc.	473,909	30,937,689
Kia Corp.	972,238	64,503,655
Korea Investment Holdings Co. Ltd.	177,193	9,866,238
Korean Air Lines Co. Ltd.	718,115	12,436,591
LG Corp.	435,045	23,851,185
LG Electronics, Inc.	426,227	27,538,136
Samsung Electronics Co. Ltd.	3,398,547	144,778,297
Shinhan Financial Group Co. Ltd.	1,765,257	65,971,536
Woori Financial Group, Inc.	2,580,802	28,826,206
TOTAL KOREA (SOUTH)		627,203,274
Kuwait - 0.7%
Mobile Telecommunication Co.	8,106,059	12,055,978
National Bank of Kuwait	11,270,456	31,245,556
TOTAL KUWAIT		43,301,534
Malaysia - 1.6%
AMMB Holdings Bhd	8,425,794	9,781,806
Genting Bhd	8,624,486	7,747,829
Kuala Lumpur Kepong Bhd	1,578,714	7,691,960
MISC Bhd	5,226,400	8,939,966
PPB Group Bhd	2,776,002	8,823,155
RHB Bank Bhd	7,682,205	11,229,135
SD Guthrie Bhd	14,385,390	15,085,896
Tenaga Nasional Bhd	8,890,841	28,443,055
TOTAL MALAYSIA		97,742,802
Mexico - 1.5%
America Movil S.A.B. de CV Series L	60,202,715	47,567,652
CEMEX S.A.B. de CV unit	59,078,392	31,119,531
Fibra Uno Administracion SA de CV	10,997,543	12,663,155
TOTAL MEXICO		91,350,338
Peru - 0.2%
Credicorp Ltd. (United States)	66,332	12,213,711
Philippines - 0.6%
Ayala Corp.	967,589	11,400,340
Metropolitan Bank & Trust Co.	7,021,000	9,114,764
PLDT, Inc.	330,407	8,087,494
SM Investments Corp.	431,400	6,928,259
TOTAL PHILIPPINES		35,530,857
Poland - 0.8%
Bank Polska Kasa Opieki SA	537,386	18,822,439
Orlen SA	2,265,459	29,481,671
TOTAL POLAND		48,304,110
Qatar - 0.8%
Industries Qatar QSC	3,551,424	13,021,563
Ooredoo QSC	3,000,335	9,427,034
Qatar Navigation QPSC	3,946,451	12,410,564
The Commercial Bank of Qatar	12,320,553	14,381,310
TOTAL QATAR		49,240,471
Russia - 0.0%
Gazprom OAO (a)(d)	9,889,350	1
Inter Rao Ues JSC (a)(d)	63,735,100	7
Magnit OJSC (a)(d)	135,409	0
Sberbank of Russia (a)(d)	440,500	0
Surgutneftegas OJSC (a)(d)	29,672,400	3
VK IPJSC GDR (Reg. S) (a)(d)	217,763	2
VTB Bank OJSC (a)(d)	1,815,144	0
TOTAL RUSSIA		13
Saudi Arabia - 3.2%
Almarai Co. Ltd.	885,973	12,998,139
Banque Saudi Fransi	1,940,538	16,120,773
Etihad Etisalat Co.	1,472,525	20,309,608
Riyad Bank	3,084,121	21,145,490
Sabic Agriculture-Nutrients Co.	348,285	10,553,248
Sahara International Petrochemical Co.	1,384,171	9,692,919
Saudi Electricity Co.	3,089,662	13,491,615
Saudi Telecom Co.	6,361,403	71,393,651
The Savola Group (a)	1,725,041	11,850,270
TOTAL SAUDI ARABIA		187,555,713
South Africa - 3.1%
Absa Group Ltd.	3,246,230	31,110,687
Aspen Pharmacare Holdings Ltd.	1,445,553	14,685,447
Bidvest Group Ltd./The	963,874	15,597,539
Exxaro Resources Ltd. (b)	940,655	8,870,464
Foschini Group Ltd./The	1,291,930	11,285,093
Investec Ltd.	956,008	7,466,716
MTN Group Ltd.	6,544,987	32,505,976
Nedbank Group Ltd.	1,904,979	32,288,366
Sasol Ltd.	2,252,872	12,662,309
Vodacom Group Ltd.	2,676,096	16,754,223
TOTAL SOUTH AFRICA		183,226,820
Taiwan - 20.6%
Acer, Inc.	11,466,000	14,254,629
ASE Technology Holding Co. Ltd.	13,283,000	62,843,917
ASUSTeK Computer, Inc.	2,725,000	48,274,498
Catcher Technology Co. Ltd.	2,655,000	19,386,461
Cheng Shin Rubber Industry Co. Ltd.	2,372,000	3,417,889
China Airlines Ltd.	11,336,000	7,931,234
Compal Electronics, Inc.	16,168,000	17,806,190
EVA Airways Corp.	10,536,000	12,207,671
Evergreen Marine Corp. (Taiwan)	4,002,300	25,441,603
Far Eastern New Century Corp.	14,832,900	17,171,805
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,128,000	129,435,064
Innolux Corp.	31,180,336	15,080,929
Largan Precision Co. Ltd.	391,000	27,475,107
Novatek Microelectronics Corp.	2,129,000	33,003,030
Pegatron Corp.	8,006,000	24,354,583
Pou Chen Corp.	9,776,000	11,467,006
Powertech Technology, Inc.	2,755,000	10,762,652
Radiant Opto-Electronics Corp.	1,791,000	11,695,490
Simplo Technology Co. Ltd.	722,000	7,635,844
Sino-American Silicon Products, Inc.	2,145,000	10,415,549
Ta Chen Stainless Pipe Co. Ltd.	7,695,300	7,775,747
Taiwan Semiconductor Manufacturing Co. Ltd.	16,950,000	533,274,299
Tripod Technology Corp.	1,764,000	10,446,056
Uni-President Enterprises Corp.	18,385,000	51,653,004
United Microelectronics Corp.	43,634,000	63,157,808
Yageo Corp.	1,538,918	26,259,796
Yang Ming Marine Transport Corp.	6,814,000	14,034,846
Zhen Ding Technology Holding Ltd.	2,476,400	8,567,183
TOTAL TAIWAN		1,225,229,890
Thailand - 1.4%
Bangkok Bank PCL:
(For. Reg.)	400	1,740
NVDR	2,234,500	9,717,800
Charoen Pokphand Foods PCL NVDR	12,189,000	8,964,813
Kasikornbank PCL:
(For. Reg.)	7,700	33,349
NVDR	4,523,200	19,589,922
Krung Thai Bank PCL NVDR	13,636,400	8,276,244
PTT Exploration and Production PCL NVDR	3,735,900	14,021,020
SCB X PCL NVDR	2,797,600	9,401,605
Thai Beverage PCL	33,343,700	13,337,021
TOTAL THAILAND		83,343,514
Turkey - 0.6%
Koc Holding A/S	4,864,700	23,993,413
Turk Hava Yollari AO (a)	1,592,447	12,664,287
TOTAL TURKEY		36,657,700
United Arab Emirates - 1.4%
Emaar Properties PJSC	10,175,152	24,073,201
Emirates NBD Bank PJSC	9,614,426	49,733,626
Multiply Group (a)	14,424,722	8,914,695
TOTAL UNITED ARAB EMIRATES		82,721,522
United States of America - 0.2%
JBS SA	1,963,800	12,232,773
TOTAL COMMON STOCKS (Cost $5,293,257,677)		5,886,122,522

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Colombia - 0.1%
Bancolombia SA (PN)	762,394	6,102,253
Russia - 0.0%
AK Transneft OAO (a)(d)	279,200	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,443,438)		6,102,253

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $1,577,591)	1,582,000	1,577,946

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (g)	84,675,515	84,692,450
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	19,998,427	20,000,427
TOTAL MONEY MARKET FUNDS (Cost $104,692,877)		104,692,877

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,410,971,583)	5,998,495,598
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(44,271,019)
NET ASSETS - 100.0%	5,954,224,579

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,080	Dec 2024	60,831,000	915,416	915,416

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,034,480 or 1.6% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,577,946.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	38,494,181	1,421,300,735	1,375,102,097	4,582,679	(369)	-	84,692,450	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	3,000,000	259,092,901	242,092,474	180,242	-	-	20,000,427	0.1%
Total	41,494,181	1,680,393,636	1,617,194,571	4,762,921	(369)	-	104,692,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	517,442,608	160,753,923	356,688,683	2
Consumer Discretionary	773,475,415	55,601,262	717,874,153	-
Consumer Staples	266,909,068	47,405,872	219,503,196	-
Energy	257,500,410	132,024,981	125,475,425	4
Financials	1,420,314,645	260,123,401	1,160,191,244	-
Health Care	188,376,913	-	188,376,913	-
Industrials	410,194,870	85,726,750	324,468,120	-
Information Technology	1,441,208,053	-	1,441,208,053	-
Materials	336,563,633	163,400,179	173,163,454	-
Real Estate	108,537,316	36,736,356	71,800,960	-
Utilities	171,701,844	38,641,816	133,060,021	7

Government Obligations	1,577,946	-	1,577,946	-

Money Market Funds	104,692,877	104,692,877	-	-
Total Investments in Securities:	5,998,495,598	1,085,107,417	4,913,388,168	13
Derivative Instruments: Assets
Futures Contracts	915,416	915,416	-	-
Total Assets	915,416	915,416	-	-
Total Derivative Instruments:	915,416	915,416	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	915,416	0
Total Equity Risk	915,416	0
Total Value of Derivatives	915,416	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $18,932,113) - See accompanying schedule:
Unaffiliated issuers (cost $5,306,278,706)	$5,893,802,721
Fidelity Central Funds (cost $104,692,877)	104,692,877

Total Investment in Securities (cost $5,410,971,583)		$5,998,495,598
Segregated cash with brokers for derivative instruments		309,070
Foreign currency held at value (cost $5,924,808)		5,876,644
Receivable for fund shares sold		293,986
Dividends receivable		9,735,355
Distributions receivable from Fidelity Central Funds		528,985
Prepaid expenses		5,761
Other receivables		267,624
Total assets		6,015,513,023
Liabilities
Payable for fund shares redeemed	$206,637
Accrued management fee	771,012
Payable for daily variation margin on futures contracts	270,029
Deferred taxes	38,686,900
Other payables and accrued expenses	1,353,439
Collateral on securities loaned	20,000,427
Total liabilities		61,288,444
Net Assets		$5,954,224,579
Net Assets consist of:
Paid in capital		$5,567,049,790
Total accumulated earnings (loss)		387,174,789
Net Assets		$5,954,224,579
Net Asset Value, offering price and redemption price per share ($5,954,224,579 ÷ 429,812,905 shares)		$13.85
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$197,124,417
Interest		253,823
Income from Fidelity Central Funds (including $180,242 from security lending)		4,762,921
Income before foreign taxes withheld		$202,141,161
Less foreign taxes withheld		(23,225,288)
Total income		178,915,873
Expenses
Management fee	$6,639,914
Custodian fees and expenses	2,340,938
Independent trustees' fees and expenses	10,895
Registration fees	388,501
Audit fees	109,865
Legal	2,744
Interest	27,392
Miscellaneous	14,914
Total expenses		9,535,163
Net Investment income (loss)		169,380,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $12,177,452)	(23,603,832)
Fidelity Central Funds	(369)
Foreign currency transactions	(1,253,580)
Futures contracts	21,958,857
Total net realized gain (loss)		(2,898,924)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $26,374,458)	783,180,981
Assets and liabilities in foreign currencies	(411,263)
Futures contracts	2,006,252
Total change in net unrealized appreciation (depreciation)		784,775,970
Net gain (loss)		781,877,046
Net increase (decrease) in net assets resulting from operations		$951,257,756
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$169,380,710	$127,681,738
Net realized gain (loss)	(2,898,924)	(126,672,744)
Change in net unrealized appreciation (depreciation)	784,775,970	377,118,545
Net increase (decrease) in net assets resulting from operations	951,257,756	378,127,539
Distributions to shareholders	(143,891,024)	(124,080,652)

Share transactions
Proceeds from sales of shares	2,311,181,579	172,147,252
Reinvestment of distributions	132,127,272	113,809,111
Cost of shares redeemed	(54,895,631)	(214,463,522)

Net increase (decrease) in net assets resulting from share transactions	2,388,413,220	71,492,841
Total increase (decrease) in net assets	3,195,779,952	325,539,728

Net Assets
Beginning of period	2,758,444,627	2,432,904,899
End of period	$5,954,224,579	$2,758,444,627

Other Information
Shares
Sold	177,735,672	15,065,921
Issued in reinvestment of distributions	11,600,287	10,374,577
Redeemed	(4,341,633)	(19,027,713)
Net increase (decrease)	184,994,326	6,412,785

Financial Highlights
Fidelity® SAI Emerging Markets Value Index Fund

Years ended October 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.27	$10.20	$14.32	$11.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.50	.53	.61	.51	.19
Net realized and unrealized gain (loss)	2.65	1.07	(4.04)	2.22	1.59
Total from investment operations	3.15	1.60	(3.43)	2.73	1.78
Distributions from net investment income	(.57)	(.53)	(.37)	(.17)	-
Distributions from net realized gain	-	-	(.32)	(.02)	-
Total distributions	(.57)	(.53)	(.69)	(.19)	-
Net asset value, end of period	$13.85	$11.27	$10.20	$14.32	$11.78
Total Return D,E	29.09%	15.81%	(25.19)%	23.32%	17.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.22%	.22%	.22%	.27% H,I
Expenses net of fee waivers, if any	.21%	.22%	.22%	.22%	.25% H
Expenses net of all reductions	.21%	.22%	.22%	.22%	.25% H
Net investment income (loss)	3.81%	4.63%	4.95%	3.53%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,954,225	$2,758,445	$2,432,905	$1,970,050	$838,148
Portfolio turnover rate J	30%	35%	30%	33%	17% K

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$934,426,139
Gross unrealized depreciation	(442,333,099)
Net unrealized appreciation (depreciation)	$492,093,040
Tax Cost	$5,506,402,558

The tax-based components of distributable earnings as of period end were as follows:
Undistributed ordinary income	$184,331,568
Capital loss carryforward	$(250,077,019)
Net unrealized appreciation (depreciation) on securities and other investments	$491,607,139

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(110,430,263)
Long-term	(139,646,756)
Total capital loss carryforward	$(250,077,019)
The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$143,891,024	$ 124,080,652

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	3,689,177,110	1,310,269,280

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Value Index Fund	Borrower	25,294,714	5.57%	27,392

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	2,879
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	6,508
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Value Index Fund	19,011	-	-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	25%	70%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	95%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Value Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Emerging Markets Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period May 12, 2020 (commencement of operations) through October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period May 12, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $1,109,531 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 39.89% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.6445 and $0.0755 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board noted that the fund's mapped group contains emerging markets funds in addition to developed markets funds that may not be directly comparable. The Board also noted that, although total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.25% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9900583.104
EMV-ANN-1224
Fidelity® Total International Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total International Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 4.8%
Abacus Storage King	322,369	265,437
Accent Group Ltd.	193,560	299,183
AGL Energy Ltd.	252,622	1,734,506
ALS Ltd.	206,787	1,908,932
Amotiv Ltd.	63,258	440,288
AMP Ltd.	1,135,884	1,061,079
Ampol Ltd.	100,488	1,839,789
Ansell Ltd.	63,058	1,282,270
ANZ Group Holdings Ltd.	1,270,663	25,896,765
APA Group unit	536,104	2,454,688
ARB Corp. Ltd.	34,894	945,328
Arena (REIT) unit	185,003	486,499
Aristocrat Leisure Ltd.	239,621	9,642,266
ASX Ltd.	82,810	3,526,633
Atlas Arteria Ltd. unit	474,521	1,519,049
Aub Group Ltd.	48,478	1,015,965
Audinate Group Ltd. (a)(b)	35,687	217,482
Aurizon Holdings Ltd.	815,701	1,808,627
Aussie Broadband Ltd.	114,708	273,933
Austal Ltd.	163,863	353,817
AVZ Minerals Ltd. (a)(c)	729,530	5
Bank of Queensland Ltd.	287,278	1,228,777
Bapcor Ltd.	147,683	442,505
Beach Energy Ltd.	694,305	568,677
Bega Cheese Ltd.	123,831	417,369
Bellevue Gold Ltd. (a)	526,462	558,672
Bendigo & Adelaide Bank Ltd.	240,226	1,935,460
BHP Group Ltd.	2,153,875	59,840,205
BlueScope Steel Ltd.	184,967	2,457,912
Boss Energy Ltd. (a)(b)	185,401	412,304
Brambles Ltd.	592,271	7,130,954
Breville Group Ltd.	44,874	932,729
Brickworks Ltd.	34,553	613,836
BWP Trust	252,473	570,304
Capricorn Metals Ltd. (a)(c)	146,027	606,393
CAR Group Ltd.	153,125	3,771,627
Centuria Capital Group unit	325,889	393,632
Centuria Industrial REIT	240,286	479,948
Challenger Ltd.	217,170	860,112
Champion Iron Ltd. (b)	172,785	663,161
Charter Hall Group unit	200,943	1,982,869
Charter Hall Long Wale REIT unit	291,460	742,464
Charter Hall Retail REIT	245,065	542,550
Charter Hall Social Infrastructure REIT	187,694	319,927
Clarity Pharmaceuticals Ltd. (a)(b)	99,155	441,322
Cleanaway Waste Management Ltd.	922,529	1,651,689
Cochlear Ltd.	28,055	5,194,061
Codan Ltd./Australia	44,587	461,312
Coles Group Ltd.	557,976	6,439,879
Collins Foods Ltd.	52,951	289,090
Commonwealth Bank of Australia	709,986	66,223,523
Computershare Ltd.	226,240	3,911,113
Coronado Global Resources, Inc. CDI (b)(d)	382,729	254,953
Corporate Travel Management Ltd.	56,929	461,180
Credit Corp. Group Ltd.	32,386	365,920
Cromwell Property Group unit	727,211	197,994
Data#3 Ltd.	70,726	338,828
De Grey Mining Ltd. (a)	1,000,761	996,232
Deep Yellow Ltd. (a)	419,441	372,106
Deterra Royalties Ltd.	197,849	478,658
Dexus Industria (REIT)	132,183	233,788
Dexus unit unit	455,298	2,136,823
Dicker Data Ltd.	41,782	235,884
Domain Holdings Australia Ltd.	132,491	261,141
Dominos Pizza Enterprises Ltd.	30,876	675,738
Downer EDI Ltd.	288,652	1,057,634
DroneShield Ltd. (a)(b)	351,475	217,593
Eagers Automotive Ltd.	70,106	508,647
EBOS Group Ltd.	65,726	1,420,977
Elders Ltd.	102,574	572,163
Emerald Resources NL (a)	231,837	636,755
Endeavour Group Ltd.	639,986	1,968,670
Evolution Mining Ltd.	843,950	2,893,527
EVT Ltd. (b)	46,595	332,697
Firefinch Ltd. (b)(c)	386,763	3
Fleetpartners Group Ltd. (a)	127,100	243,620
Flight Centre Travel Group Ltd.	81,262	849,923
Fortescue Ltd.	722,515	9,047,946
G8 Education Ltd.	389,319	340,233
Genesis Minerals Ltd. (a)	447,243	714,133
Glencore PLC	4,396,366	23,057,360
Gold Road Resources Ltd.	484,842	632,366
Goodman Group unit	726,307	17,343,845
GrainCorp Ltd.	97,368	575,346
Hansen Technologies Ltd.	101,903	332,772
Harvey Norman Holdings Ltd.	238,778	716,116
Healius Ltd. (a)(b)	297,629	321,976
Helia Group Ltd.	135,413	359,794
Hmc Capital Ltd.	122,002	810,188
HomeCo Daily Needs (REIT) unit	941,579	746,749
HUB24 Ltd.	35,601	1,602,307
IDP Education Ltd. (b)	115,075	1,047,637
IGO Ltd.	295,730	1,013,071
Iluka Resources Ltd.	190,868	733,550
Imdex Ltd. (b)	244,620	415,568
Incitec Pivot Ltd.	855,959	1,688,567
Ingenia Communities Group unit	181,426	572,222
Inghams Group Ltd.	176,913	332,533
Insignia Financial Ltd.	244,870	530,004
Insurance Australia Group Ltd.	1,006,746	4,943,583
IPH Ltd.	103,465	364,052
Iress Ltd. (a)	84,644	550,431
JB Hi-Fi Ltd.	47,837	2,567,042
Johns Lyng Group Ltd. (b)	94,607	236,886
Judo Capital Holdings Ltd. (a)(b)	327,246	402,156
Jumbo Interactive Ltd.	26,247	221,481
Kelsian Group Ltd. (b)	98,096	251,150
Lendlease Group unit	279,841	1,239,893
Leo Lithium Ltd. (a)(c)	399,362	132,724
Lifestyle Communities Ltd.	51,209	288,652
Liontown Resources Ltd. (a)(b)	658,614	351,858
Lovisa Holdings Ltd.	27,605	536,394
Lynas Rare Earths Ltd. (a)(b)	379,265	1,884,857
Macquarie Group Ltd.	151,872	22,985,277
Magellan Financial Group Ltd.	81,406	570,332
Magellan Financial Group Ltd. warrants 4/16/27 (a)	4,999	424
McMillan Shakespeare Ltd.	33,239	318,968
Medibank Private Ltd.	1,210,222	2,844,243
Megaport Ltd. (a)(b)	71,889	326,278
Mesoblast Ltd. (a)(b)	443,390	380,812
Metcash Ltd.	498,348	999,619
Mineral Resources Ltd.	74,839	1,923,170
Mirvac Group unit	1,676,984	2,344,317
Monadelphous Group Ltd.	47,771	393,823
Nanosonics Ltd. (a)(b)	127,501	265,896
National Australia Bank Ltd.	1,310,675	33,219,228
National Storage REIT unit	564,461	928,650
Netwealth Group Ltd.	54,549	984,208
Neuren Pharmaceuticals Ltd. (a)	50,598	407,234
New Hope Corp. Ltd.	223,535	713,704
NEXTDC Ltd. (a)	262,211	2,800,960
NIB Holdings Ltd.	214,035	810,197
Nick Scali Ltd.	36,678	337,241
Nine Entertainment Co. Holdings Ltd.	631,951	486,215
Northern Star Resources Ltd.	487,232	5,654,032
NRW Holdings Ltd.	197,435	497,552
Nufarm Ltd.	163,215	411,296
Nuix Ltd. (a)	100,556	507,850
OceanaGold Corp.	316,872	898,944
oOh!media Ltd.	275,541	223,484
Orica Ltd.	211,838	2,406,262
Origin Energy Ltd.	733,108	4,628,913
Orora Ltd.	580,876	918,106
Paladin Energy Ltd. (Australia) (a)	122,938	809,375
Perenti Ltd.	423,045	325,007
Perpetual Trustees Australia Ltd.	55,240	732,998
Perseus Mining Ltd. (Australia)	593,750	1,110,097
PEXA Group Ltd. (a)	59,363	527,382
Pilbara Minerals Ltd. (a)(b)	1,212,096	2,245,029
Pinnacle Investment Management Group Ltd.	62,825	825,162
PolyNovo Ltd. (a)	296,053	395,918
Premier Investments Ltd.	40,211	884,880
Pro Medicus Ltd.	24,410	3,092,145
PWR Holdings Ltd.	42,964	256,357
Qantas Airways Ltd. (a)	335,509	1,776,348
QBE Insurance Group Ltd.	635,393	7,173,665
Qube Holdings Ltd.	689,942	1,682,737
Ramelius Resources Ltd.	492,455	768,342
Ramsay Health Care Ltd.	80,662	2,121,540
REA Group Ltd.	22,649	3,348,316
Redox Ltd.	127,927	308,441
Reece Ltd.	95,762	1,426,912
Region RE Ltd. unit	506,588	728,476
Regis Resources Ltd. (a)	349,060	614,870
Resolute Mng Ltd. (a)	956,318	511,334
Rio Tinto Ltd.	156,546	12,291,607
Rio Tinto PLC	476,579	30,800,360
Rural Funds Group unit	289,816	355,144
Sandfire Resources NL (a)	198,953	1,346,455
Santos Ltd.	1,370,850	6,098,725
Scentre Group unit	2,163,331	4,959,798
SEEK Ltd.	151,839	2,466,808
Seven Group Holdings Ltd.	91,106	2,482,196
Sigma Healthcare Ltd. (b)	638,412	819,631
Silex Systems Ltd. (a)(b)	83,335	282,778
SiteMinder Ltd. (a)	106,993	462,158
Smartgroup Corp. Ltd.	62,622	317,719
Sonic Healthcare Ltd.	194,500	3,427,154
South32 Ltd.	1,943,939	4,661,869
Spartan Resources Ltd. (a)	346,169	359,835
Stanmore Resources Ltd.	160,199	328,714
Steadfast Group Ltd.	443,526	1,597,340
Stockland Corp. Ltd. unit	1,003,187	3,392,402
Suncorp Group Ltd.	536,565	6,294,046
Super Retail Group Ltd.	69,118	655,412
Tabcorp Holdings Ltd.	1,011,458	310,274
Technology One Ltd.	124,917	1,990,927
Telix Pharmaceuticals Ltd. (a)(b)	107,759	1,472,487
Telstra Group Ltd.	1,664,724	4,167,510
Temple & Webster Group Ltd. (a)	39,243	296,487
The GPT Group	803,125	2,488,187
The Lottery Corp. Ltd.	927,573	3,030,832
The Star Entertainment Group Ltd. (a)(b)	1,061,404	165,472
Transurban Group unit	1,275,487	10,629,840
Treasury Wine Estates Ltd.	354,232	2,629,942
Vault Minerals Ltd. (a)	2,706,692	697,161
Ventia Services Group Pty Ltd.	352,398	1,058,360
Vicinity Centres unit	1,623,698	2,308,282
Viva Energy Group Ltd. (d)	516,515	888,550
WA1 Resources Ltd. (a)	19,145	168,682
Washington H. Soul Pattinson & Co. Ltd.	96,978	2,125,106
Waypoint (REIT) unit	329,123	536,236
Web Travel Group Ltd. (a)	160,462	421,401
Wesfarmers Ltd.	480,238	21,126,197
West African Resources Ltd. (a)	488,016	585,860
Westgold Resources Ltd.	405,891	854,370
Westpac Banking Corp.	1,466,755	30,804,500
Whitehaven Coal Ltd.	337,255	1,508,334
WiseTech Global Ltd.	71,052	5,455,245
Woodside Energy Group Ltd.	806,864	12,698,796
Woolworths Group Ltd.	515,861	10,117,687
WorleyParsons Ltd.	200,088	1,837,347
Yancoal Australia Ltd.	169,503	725,329
Zip Co. Ltd. (a)	515,675	1,005,303
TOTAL AUSTRALIA		651,031,234
Austria - 0.2%
ams-OSRAM AG (a)	44,799	433,179
Andritz AG	28,518	1,716,982
AT&S Austria Technologie & Systemtechnik AG (a)(b)	13,087	239,297
BAWAG Group AG (d)	32,140	2,482,180
CA Immobilien Anlagen AG (b)	18,138	438,787
DO & CO Restaurants & Catering AG	3,590	556,856
Erste Group Bank AG	139,147	7,831,219
EVN AG	14,515	403,401
Immofinanz AG (a)(b)	14,211	230,943
Immofinanz AG (a)(c)	23,102	0
Kontron AG (b)	19,621	330,172
Lenzing AG (a)	8,929	303,031
Mondi PLC	192,719	3,118,694
Oesterreichische Post AG (b)	15,801	501,017
OMV AG	60,620	2,512,291
Raiffeisen International Bank-Holding AG	55,414	993,961
S IMMO AG rights (a)(c)	14,648	0
Schoeller-Bleckmann Oilfield Equipment AG (b)	6,331	190,413
UNIQA Insurance Group AG	51,148	401,694
Verbund AG	28,171	2,304,354
Vienna Insurance Group AG	15,436	491,122
Voestalpine AG	45,956	952,284
Wienerberger AG	48,480	1,460,735
TOTAL AUSTRIA		27,892,612
Bailiwick of Jersey - 0.0%
JTC PLC (d)	78,838	1,045,041
Belgium - 0.5%
Ackermans & Van Haaren SA	9,070	1,841,962
Aedifica SA	19,707	1,265,813
Ageas	67,018	3,490,396
Anheuser-Busch InBev SA NV	376,637	22,331,340
Barco NV (b)	31,749	391,972
Bekaert SA	15,812	576,183
Cofinimmo SA	15,595	983,033
Colruyt NV	17,135	799,596
D'ieteren Group	8,880	1,917,355
Deme Group NV	3,236	491,386
Elia Group SA/NV	12,559	1,193,293
Fagron NV	30,927	623,701
Galapagos NV (a)	21,725	579,982
Groupe Bruxelles Lambert SA	33,599	2,419,432
KBC Ancora	17,747	895,719
KBC Group NV	96,455	6,995,994
Kinepolis Group NV (b)	6,992	293,954
Lotus Bakeries SA	175	2,288,082
Melexis NV	8,694	564,104
Montea SICAFI SCA	7,819	569,843
Ontex Group NV (a)(b)	38,934	325,675
Proximus	61,492	447,480
Recticel SA (b)	24,235	317,394
Retail Estates NV	5,276	356,390
Shurgard Self Storage SA	14,056	597,816
Sofina SA	6,564	1,603,642
Solvay SA Class A	32,024	1,290,952
Syensqo SA	31,385	2,424,896
Tessenderlo Group (b)	13,874	374,268
UCB SA	54,067	10,397,852
Umicore SA	87,850	1,057,660
VGP NV (b)	5,782	483,653
Warehouses de Pauw	73,755	1,750,553
X-Fab Silicon Foundries SE (a)(d)	32,533	154,715
Xior Student Housing NV	14,569	486,516
Xior Student Housing NV rights (a)	14,508	8,233
TOTAL BELGIUM		72,590,835
Brazil - 1.4%
AES Brasil Energia SA	120,632	169,234
Allos SA	177,049	677,459
Alupar Investimento SA unit	83,657	424,587
Ambev SA	1,977,622	4,324,092
Atacadao SA	286,687	371,445
Auren Energia SA	184,970	327,967
Azul SA (a)	139,298	136,867
Azzas 2154 SA	61,915	441,692
B3 SA - Brasil Bolsa Balcao	2,348,230	4,313,896
Banco Bradesco SA	836,521	1,843,533
Banco Bradesco SA (PN)	2,133,705	5,303,904
Banco BTG Pactual SA unit	494,491	2,781,720
Banco do Brasil SA	706,866	3,219,530
Banco do Estado Rio Grande do Sul SA Class B	110,810	215,643
Banco Pan SA	179,921	264,549
BB Seguridade Participacoes SA	285,917	1,694,957
Bradespar SA (PN)	141,282	479,991
Brava Energia	144,886	425,568
BRF SA (a)	253,296	1,149,294
Caixa Seguridade Participacoes	262,651	654,254
CCR SA	431,729	914,854
Centrais Eletricas Brasileiras SA (Electrobras)	450,464	2,958,729
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	165,909	1,211,406
Cogna Educacao (a)	982,036	239,525
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	185,392	2,952,982
Companhia de Saneamento de Minas Gerais - COPASA	87,522	348,974
Companhia Energetica de Minas Gerais (CEMIG) (PN)	770,447	1,515,332
Companhia Paranaense de Energia-COPEL (PN-B)	509,153	864,016
Companhia Siderurgica Nacional SA (CSN)	297,695	606,112
Compania de Saneamento do Parana	104,625	488,657
Cosan SA	540,702	1,105,554
CPFL Energia SA	102,271	579,740
Cury Construtora e Incorporado SA	79,691	336,911
Cyrela Brazil Realty SA	136,839	514,605
Dexco SA (a)	220,523	315,856
Direcional Engenharia SA	68,732	371,904
Embraer SA (a)	299,141	2,508,667
Energisa SA unit	106,073	791,754
ENGIE Brasil Energia SA	108,365	777,370
Equatorial Energia SA	537,162	2,984,595
ERO Copper Corp. (a)	42,997	789,624
Fleury SA	131,195	336,333
Gerdau SA	583,264	1,846,379
GPS Participacoes e Empreendimentos SA (d)	193,064	569,751
Grupo Mateus SA (a)	257,462	337,588
Hapvida Participacoes e Investimentos SA (a)(d)	2,069,941	1,260,391
Hidrovias do Brasil SA (a)	297,505	162,110
Hidrovias do Brasil SA rights 11/18/24 (a)	172,613	597
Hypera SA (a)	169,213	646,890
Iguatemi SA unit	111,542	407,895
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	54,614	180,822
Inter & Co., Inc. Class A (b)	105,599	692,729
IRB Brasil Resseguros SA (a)	31,380	235,259
Itau Unibanco Holding SA	2,039,933	12,357,670
Itausa SA	2,266,968	4,160,690
Karoon Energy Ltd.	369,077	336,426
Klabin SA unit	362,918	1,309,566
Localiza Rent a Car SA	400,413	2,910,508
Lojas Renner SA	411,748	1,322,659
M. Dias Branco SA	46,587	201,550
Magazine Luiza SA (a)	145,584	238,237
Marcopolo SA (PN)	364,396	533,272
Marfrig Global Foods SA (a)	166,098	450,808
Metalurgica Gerdau SA (PN)	289,209	513,791
MRV Engenharia e Participacoes SA (a)	201,993	241,795
Multiplan Empreendimentos Imobiliarios SA	125,382	555,022
Natura & Co. Holding SA	401,892	953,128
Nu Holdings Ltd. Class A (a)	1,264,060	19,074,665
Odontoprev SA	152,877	290,897
PagSeguro Digital Ltd. (a)	91,518	735,805
Petroleo Brasileiro SA - Petrobras:
(ON)	1,435,799	9,701,311
(PN) (non-vtg.)	2,066,606	12,837,417
Petroreconcavo SA	75,386	221,428
PRIO SA	340,485	2,413,651
Raia Drogasil SA	547,558	2,305,448
Rede D'Oregon Sao Luiz SA (d)	345,998	1,757,253
Rumo SA	598,244	2,059,378
Santos Brasil Participacoes SA	210,159	459,151
Sao Martinho SA	74,137	324,716
Sendas Distribuidora SA (a)	585,451	758,537
Serena Energia SA (a)	176,305	253,132
Sigma Lithium Corp. (a)(b)	37,251	505,869
Simpar SA (a)	182,114	168,539
SLC Agricola SA	98,037	288,469
Smartfit Escola de Ginastica e Danca SA	123,290	465,998
StoneCo Ltd. Class A (a)	113,323	1,257,885
Suzano SA	332,950	3,442,443
Telefonica Brasil SA	183,061	1,666,926
TIM SA	368,555	1,057,040
Totvs SA	244,494	1,262,035
Transmissora Alianca de Energia Eletrica SA	119,755	725,461
Ultrapar Participacoes SA	315,176	1,138,928
Unipar Carbocloro SA	35,820	276,973
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	215,070	245,915
Vale SA	1,447,337	15,537,673
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	214,428	233,312
Vibra Energia SA	429,991	1,659,447
Vivara Participacoes S.A.	70,327	311,069
Weg SA	715,145	6,693,853
Wheaton Precious Metals Corp.	193,332	12,767,535
Wilson Sons Holdings Brasil SA	111,110	305,409
XP, Inc. Class A	158,055	2,759,640
Yara International ASA	69,886	2,101,624
YDUQS Participacoes SA	126,449	232,079
TOTAL BRAZIL		193,456,126
Burkina Faso - 0.0%
Endeavour Mining PLC	78,932	1,765,863
IAMGOLD Corp. (a)	242,213	1,344,710
TOTAL BURKINA FASO		3,110,573
Canada - 7.4%
Adentra, Inc.	11,561	318,761
Advantage Energy Ltd. (a)	77,315	483,653
Aecon Group, Inc.	29,194	486,235
Africa Oil Corp.	199,961	257,069
AG Growth International, Inc.	8,893	315,264
Agnico Eagle Mines Ltd. (Canada)	211,356	18,243,088
Air Canada (a)	74,220	1,005,876
Alamos Gold, Inc. Class A	178,377	3,603,796
Algoma Steel Group, Inc. (b)	44,620	461,817
Algonquin Power & Utilities Corp. (b)	322,900	1,560,755
Alimentation Couche-Tard, Inc. (multi-vtg.)	325,065	16,951,894
Allied Properties (REIT)	29,010	382,744
AltaGas Ltd.	124,094	2,965,208
Altius Minerals Corp. (b)	22,852	432,306
Altus Group Ltd. (b)	20,475	774,678
Andlauer Healthcare Group, Inc.	9,302	274,380
ARC Resources Ltd.	259,691	4,300,984
Aritzia, Inc. (a)	35,416	1,140,302
ATCO Ltd. Class I (non-vtg.)	33,357	1,157,619
Athabasca Oil Corp. (a)	247,022	917,229
AtkinsRealis	76,456	3,679,069
ATS Corp. (a)	35,956	1,077,634
Aya Gold & Silver, Inc. (a)	52,288	671,837
B2Gold Corp.	565,139	1,867,088
Badger Infrastructure Solution	16,555	430,655
Ballard Power Systems, Inc. (a)(b)	117,449	186,420
Bank of Montreal	309,734	28,224,979
Bank of Nova Scotia	519,093	26,727,315
Barrick Gold Corp. (Canada)	749,862	14,492,611
Baytex Energy Corp. (b)	311,462	879,122
BCE, Inc.	28,423	916,371
Birchcliff Energy Ltd. (b)	127,876	476,659
Bird Construction, Inc.	24,374	530,596
Bitfarms Ltd. (a)(b)	159,504	309,305
BlackBerry Ltd. (a)(b)	246,657	558,027
Boardwalk (REIT)	9,730	505,246
Bombardier, Inc. Class B (sub. vtg.) (a)	37,920	2,789,361
Boralex, Inc. Class A	39,688	954,040
Boyd Group Services, Inc.	9,522	1,481,967
Brookfield Asset Management Ltd. Class A	151,336	8,029,009
Brookfield Business Corp. Class A	18,267	438,980
Brookfield Corp. (Canada) Class A	578,275	30,663,298
Brookfield Infrastructure Corp. Class A (b)	57,635	2,369,395
Brookfield Wealth Solutions Lt Class A	9,304	494,017
CAE, Inc. (a)	141,179	2,484,207
Calian Group Ltd.	6,664	229,879
Calibre Mining Corp. (a)	344,004	625,080
Cameco Corp.	185,732	9,705,793
Canaccord Genuity Group, Inc.	46,796	336,766
Canada Goose Holdings, Inc. (a)(b)	23,583	232,044
Canadian Apartment Properties (REIT) unit	33,356	1,111,348
Canadian Imperial Bank of Commerce	399,217	24,976,330
Canadian National Railway Co.	226,583	24,467,091
Canadian Natural Resources Ltd.	905,268	30,785,679
Canadian Pacific Kansas City Ltd.	394,454	30,429,349
Canadian Tire Ltd. Class A (non-vtg.)	22,501	2,394,494
Canadian Utilities Ltd. Class A (non-vtg.)	55,869	1,430,481
Canadian Western Bank, Edmonton	42,227	1,736,270
Canfor Corp. (a)	30,952	369,241
Capital Power Corp.	56,140	2,276,889
Capstone Copper Corp. (a)(b)	242,737	1,678,858
Cardinal Energy Ltd. (b)	79,718	367,000
Cargojet, Inc.	3,983	389,303
Cascades, Inc.	41,685	314,056
CCL Industries, Inc. Class B	67,676	3,947,746
Celestica, Inc. (sub. vtg.) (a)	50,319	3,443,383
Cenovus Energy, Inc. (Canada)	594,257	9,556,084
Centerra Gold, Inc.	96,894	684,768
CES Energy Solutions Corp.	101,432	581,339
CGI, Inc. Class A (sub. vtg.)	86,754	9,610,326
Choice Properties REIT	62,784	639,406
CI Financial Corp.	62,794	1,032,774
Cogeco Communications, Inc.	6,896	347,437
Colliers International Group, Inc.	18,743	2,865,127
Computer Modelling Group Ltd.	37,157	305,294
Constellation Software, Inc.	8,546	25,772,971
Constellation Software, Inc. warrants 3/31/40 (a)(c)	7,284	1
Converge Technology Solutions Corp.	95,412	205,578
Crombie (REIT)	27,349	293,260
Cronos Group, Inc. (a)	105,874	221,277
CT Real Estate Investment Trust	30,921	338,224
Definity Financial Corp.	35,396	1,365,912
Denison Mines Corp. (a)(b)	388,459	817,456
dentalcorp Holdings Ltd. (a)	49,567	334,280
Descartes Systems Group, Inc. (Canada) (a)	36,348	3,776,161
Docebo, Inc. (a)	7,255	330,457
Dollarama, Inc.	120,543	12,543,883
Dream Industrial (REIT) (b)	60,825	577,518
Dundee Precious Metals, Inc.	79,340	806,876
Dye & Durham Ltd. (b)	27,575	377,080
Element Fleet Management Corp.	171,708	3,513,456
Emera, Inc.	122,646	4,633,303
Empire Co. Ltd. Class A (non-vtg.)	57,928	1,671,252
Enbridge, Inc.	919,032	37,121,672
Endeavour Silver Corp. (a)(b)	109,622	552,495
Enerflex Ltd. (b)	57,157	377,667
Enghouse Systems Ltd.	22,372	473,518
EQB, Inc.	12,542	962,212
Equinox Gold Corp. (a)	158,922	878,873
Exchange Income Corp. (b)	12,003	471,982
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,782	10,913,244
Fiera Capital Corp.	48,497	338,209
Filo Corp. (a)	40,045	922,644
Finning International, Inc.	61,133	1,784,354
First Capital (REIT) unit	44,614	569,711
First Majestic Silver Corp. (b)	126,463	933,297
First National Financial Corp.	14,317	417,474
FirstService Corp.	17,305	3,204,100
Fission Uranium Corp. (a)	346,201	236,213
Foran Mining Corp. (a)	126,911	398,320
Fortis, Inc.	202,128	8,743,613
Fortuna Mining Corp. (a)	130,078	647,424
Franco-Nevada Corp.	81,985	10,882,657
Freehold Royalties Ltd.	61,599	607,429
George Weston Ltd.	24,325	3,858,352
Gibson Energy, Inc.	70,932	1,176,808
Gildan Activewear, Inc.	62,959	3,081,141
goeasy Ltd.	5,887	748,924
Granite (REIT)	13,273	724,302
Great-West Lifeco, Inc.	115,142	3,863,565
H&R (REIT)	61,193	464,546
Hammond Power Solutions, Inc. Class A	3,732	323,439
Headwater Exploration, Inc.	110,480	544,326
HudBay Minerals, Inc.	168,316	1,509,870
Hydro One Ltd. (d)	136,859	4,406,499
iA Financial Corp., Inc.	41,048	3,344,335
IGM Financial, Inc.	35,086	1,054,079
Imperial Oil Ltd.	79,703	5,947,601
Innergex Renewable Energy, Inc.	79,952	523,692
Intact Financial Corp.	74,699	14,265,425
Interfor Corp. (a)	26,729	368,391
International Petroleum Corp. (a)	41,226	469,006
InterRent REIT	34,335	280,875
Ivanhoe Mines Ltd. (a)	289,167	3,823,438
Jamieson Wellness, Inc. (d)	24,680	587,952
K92 Mining, Inc. (a)	111,308	740,268
Kelt Exploration Ltd. (a)	83,891	393,441
Keyera Corp.	94,337	2,897,152
Killam Apartment (REIT)	27,447	368,628
Kinaxis, Inc. (a)	12,379	1,374,862
Kinross Gold Corp.	530,259	5,350,766
Labrador Iron Ore Royalty Corp.	31,457	688,175
Laurentian Bank of Canada	20,649	386,775
Lightspeed Commerce, Inc. (Canada) (a)	59,967	906,601
Linamar Corp.	18,621	761,905
Lithium Americas Corp. (b)	62,801	218,305
Lithium Americas Corp. (b)	98,571	400,698
Loblaw Companies Ltd.	63,220	7,993,140
Lundin Gold, Inc.	47,246	1,142,509
MAG Silver Corp. (a)(b)	45,426	777,790
Magna International, Inc. (sub. vtg.)	117,444	4,636,691
Major Drilling Group International, Inc. (a)	40,982	246,654
Manulife Financial Corp.	752,383	21,976,814
Maple Leaf Foods, Inc.	40,844	617,786
Martinrea International, Inc.	37,618	278,282
Mattr Corp. (a)	32,439	283,071
MEG Energy Corp.	114,732	2,097,123
Methanex Corp.	28,806	1,127,538
Metro, Inc.	89,436	5,311,497
MTY Food Group, Inc.	10,353	332,670
Mullen Group Ltd.	56,760	613,930
National Bank of Canada	143,309	13,668,571
New Gold, Inc. (a)	343,731	945,516
NexGen Energy Ltd. (a)	228,776	1,682,527
NFI Group, Inc. (a)	38,177	434,593
NGEx Minerals Ltd. (a)	63,040	536,973
North American Construction Group Ltd.	13,408	261,448
North West Co., Inc.	21,884	823,744
Northland Power, Inc.	111,486	1,694,289
Novagold Resources, Inc. (a)(b)	114,198	394,507
Nutrien Ltd.	209,880	10,007,493
Nuvei Corp. (Canada) (d)	30,579	1,028,983
NuVista Energy Ltd. (a)	74,987	602,115
Obsidian Energy Ltd. (a)	37,407	212,242
Onex Corp. (sub. vtg.)	28,670	2,063,639
Open Text Corp.	114,570	3,436,236
Orla Mining Ltd. (a)	106,268	510,599
Osisko Gold Royalties Ltd.	73,537	1,479,877
Pan American Silver Corp.	157,323	3,678,987
Paramount Resources Ltd. Class A (b)	34,971	674,630
Parex Resources, Inc.	44,296	411,353
Parkland Corp.	59,795	1,391,430
Pason Systems, Inc.	34,978	338,387
Patriot Battery Metals, Inc. (a)(b)	62,188	155,878
Pembina Pipeline Corp.	241,683	10,110,988
Pet Valu Holdings Ltd.	25,097	459,095
Peyto Exploration & Development Corp. (b)	86,143	939,168
Power Corp. of Canada (sub. vtg.)	235,747	7,451,593
PrairieSky Royalty Ltd.	92,177	1,844,401
Precision Drilling Corp. (a)	6,381	383,268
Premium Brands Holdings Corp.	19,760	1,233,838
Primaris (REIT)	28,856	323,719
Quebecor, Inc. Class B (sub. vtg.)	66,957	1,667,253
RB Global, Inc.	78,199	6,626,583
Resolute Forest Products, Inc. rights (a)(c)	19,734	0
Restaurant Brands International, Inc.	127,474	8,866,005
Richelieu Hardware Ltd.	25,674	676,539
RioCan (REIT)	62,670	855,194
Rogers Communications, Inc. Class B (non-vtg.)	150,222	5,456,047
Rogers Sugar, Inc.	63,434	253,308
Royal Bank of Canada	598,742	72,411,510
Russel Metals, Inc.	27,191	757,134
Sandstorm Gold Ltd.	116,752	706,350
Saputo, Inc.	110,445	2,106,812
Savaria Corp.	32,879	526,593
Seabridge Gold, Inc. (a)	33,686	587,147
Secure Energy Services, Inc.	94,001	1,047,119
Shopify, Inc. Class A (a)	515,206	40,303,255
Sienna Senior Living, Inc.	40,665	502,928
Silvercorp Metals, Inc.	94,669	444,669
SilverCrest Metals, Inc. (a)	65,610	669,600
Skeena Resources Ltd. (a)	36,907	358,640
SmartCentres (REIT)	29,594	529,455
South Bow Corp.	87,046	2,173,727
Spartan Delta Corp. (a)	93,095	226,661
Spin Master Corp. (d)	17,564	371,754
Sprott, Inc. (b)	10,707	473,773
SSR Mining, Inc.	91,002	561,482
Stantec, Inc.	49,049	3,978,593
Stelco Holdings, Inc. (b)	15,349	751,052
Stella-Jones, Inc.	22,943	1,387,109
StorageVault Canada, Inc.	114,778	335,509
Sun Life Financial, Inc.	242,947	13,470,398
Suncor Energy, Inc.	541,704	20,448,854
SunOpta, Inc. (a)	40,493	265,027
Superior Plus Corp.	110,572	524,132
Surge Energy, Inc.	63,006	266,532
Tamarack Valley Energy Ltd. (b)	235,890	703,087
Taseko Mines Ltd. (a)	131,074	290,889
TC Energy Corp.	441,062	20,514,364
Teck Resources Ltd. Class B (sub. vtg.)	196,328	9,134,289
TELUS Corp.	206,658	3,266,810
TFI International, Inc. (Canada)	34,775	4,653,733
The Toronto-Dominion Bank	742,440	41,042,559
Thomson Reuters Corp.	65,508	10,722,827
Timbercreek Financial Corp.	56,681	308,573
TMX Group Ltd.	114,486	3,575,966
Topaz Energy Corp.	43,929	842,707
Torex Gold Resources, Inc. (a)	40,843	880,896
Toromont Industries Ltd.	35,831	3,165,305
Tourmaline Oil Corp.	148,637	6,852,450
TransAlta Corp.	113,176	1,183,497
Transcontinental, Inc. Class A	35,221	435,093
Trican Well Service Ltd.	103,025	341,850
Triple Flag Precious Metals Corp.	29,899	512,364
Trisura Group Ltd. (a)	22,392	662,585
Veren, Inc.	248,573	1,280,043
Vermilion Energy, Inc.	70,822	660,229
Well Health Technologies Corp. (a)	110,812	352,567
Wesdome Gold Mines, Inc. (a)	66,862	585,856
West Fraser Timber Co. Ltd.	23,601	2,131,523
Westshore Terminals Investment Corp.	16,131	266,581
Whitecap Resources, Inc.	251,786	1,878,879
Winpak Ltd.	15,002	534,527
WSP Global, Inc.	52,563	9,395,162
TOTAL CANADA		992,388,233
Cayman Islands - 0.0%
Patria Investments Ltd.	29,108	338,817
Chile - 0.2%
Aguas Andinas SA	1,183,759	338,154
Antofagasta PLC	169,599	3,787,701
Banco de Chile	19,399,992	2,259,990
Banco de Credito e Inversiones	37,193	1,090,931
Banco Itau Chile SA	35,924	388,602
Banco Santander Chile	27,781,358	1,379,503
CAP SA (a)	33,285	199,761
Cencosud SA	575,074	1,192,712
Colbun SA	3,764,361	465,935
Compania Cervecerias Unidas SA	65,415	362,041
Embotelladora Andina SA Class B	166,410	496,762
Empresa Nacional de Telecomunicaciones SA (ENTEL)	88,142	286,864
Empresas CMPC SA	550,909	877,287
Empresas COPEC SA	164,812	1,040,553
Enel Americas SA	8,748,504	819,416
Enel Chile SA	11,670,858	619,341
Falabella SA (a)	387,218	1,389,912
LATAM Airlines Group SA	72,743,089	973,015
Lundin Mining Corp.	287,800	2,798,730
Parque Arauco SA	308,660	506,899
Plaza SA	202,551	330,766
SMU SA	1,765,414	271,986
Sociedad Quimica y Minera de Chile SA (PN-B)	61,059	2,349,903
Vina Concha y Toro SA	250,942	289,227
TOTAL CHILE		24,515,991
China - 7.5%
360 Security Technology, Inc. (A Shares)	267,593	363,536
361 Degrees International Ltd.	645,580	333,178
3SBio, Inc. (d)	934,473	700,931
AAC Technology Holdings, Inc.	312,576	1,262,496
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	17,434	470,740
AECC Aviation Power Co. Ltd.	89,035	535,077
Agricultural Bank of China Ltd.:
(A Shares)	3,171,669	2,108,869
(H Shares)	10,394,297	5,107,203
Aier Eye Hospital Group Co. Ltd. (A Shares)	256,972	522,617
Air China Ltd. (A Shares) (a)	425,420	438,621
Airtac International Group	60,359	1,676,175
Akeso, Inc. (a)(d)	271,792	2,190,630
Alibaba Group Holding Ltd.	6,480,446	79,270,858
Alibaba Health Information Technology Ltd. (a)	2,467,800	1,248,010
Aluminum Corp. of China Ltd. (H Shares)	2,265,763	1,443,634
ANE (Cayman), Inc. (a)	348,059	371,296
Anhui Conch Cement Co. Ltd. (H Shares)	656,206	1,906,176
Anhui Expressway Co. Ltd. (H Shares)	226,849	252,754
Anhui Gujing Distillery Co. Ltd. (B Shares)	93,037	1,424,469
Anta Sports Products Ltd.	542,939	5,794,891
Ascentage Pharma Group International (a)(b)(d)	113,278	629,364
Atour Lifestyle Holdings Ltd. ADR	17,658	462,640
Autohome, Inc. ADR Class A	30,297	851,346
Avary Holding Shenzhen Co. Ltd. (A Shares)	97,700	514,130
AviChina Industry & Technology Co. Ltd. (H Shares)	1,266,743	680,408
Baic Motor Corp. Ltd. (H Shares) (d)	1,308,159	361,272
Baidu, Inc. Class A (a)	977,474	11,153,790
Bank of Beijing Co. Ltd. (A Shares)	547,386	434,923
Bank of Chengdu Co. Ltd. (A Shares)	142,656	309,015
Bank of China Ltd.:
(A Shares)	3,731,180	2,527,725
(H Shares)	29,734,565	14,112,914
Bank of Communications Co. Ltd.:
(A Shares)	757,129	756,853
(H Shares)	4,088,020	3,096,207
Bank of Hangzhou Co. Ltd. (A Shares)	202,684	394,863
Bank of Jiangsu Co. Ltd. (A Shares)	485,109	600,943
Bank of Nanjing Co. Ltd. (A Shares)	289,142	416,772
Bank of Ningbo Co. Ltd. (A Shares)	175,471	630,650
Bank of Shanghai Co. Ltd. (A Shares)	399,637	435,526
Baoshan Iron & Steel Co. Ltd. (A Shares)	516,290	473,642
BeiGene Ltd. (a)	295,681	4,656,844
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,032,973	375,444
Beijing Enterprises Holdings Ltd.	227,970	746,908
Beijing Enterprises Water Group Ltd.	1,810,921	539,180
Beijing Kingsoft Office Software, Inc. (A Shares)	11,899	430,033
Beijing New Building Materials PLC (A Shares)	60,954	267,153
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	79,151	239,407
Beijing Tongrentang Co. Ltd. (A Shares)	49,138	273,503
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	24,152	242,021
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,183,166	902,585
Bilibili, Inc. Class Z (a)	99,261	2,193,077
BOC Aviation Ltd. Class A (d)	92,386	716,548
BOC Hong Kong (Holdings) Ltd.	1,555,785	5,079,221
BOE Technology Group Co. Ltd. (A Shares)	1,024,368	672,099
Bosideng International Holdings Ltd.	1,699,147	952,789
Brilliance China Automotive Holdings Ltd.	1,313,117	423,865
BYD Co. Ltd.:
(A Shares)	113,720	4,684,143
(H Shares)	364,913	13,180,154
BYD Electronic International Co. Ltd.	346,339	1,484,208
C&D International Investment Group Ltd. (b)	321,326	608,044
Cambricon Technologies Corp. Ltd. (A Shares) (a)	10,522	669,873
CGN Mining Co. Ltd. (b)	1,357,041	340,239
CGN New Energy Holdings Co. Ltd. (d)	955,501	282,384
CGN Power Co. Ltd. (H Shares) (d)	5,083,524	1,827,214
Chaozhou Three-Circle Group Co. (A Shares)	78,857	411,661
China BlueChemical Ltd. (H Shares)	1,008,073	259,839
China CITIC Bank Corp. Ltd. (H Shares)	3,918,533	2,442,209
China Coal Energy Co. Ltd. (H Shares)	902,363	1,125,679
China Communications Services Corp. Ltd. (H Shares)	1,146,023	615,699
China Conch Venture Holdings Ltd.	666,673	617,542
China Construction Bank Corp.:
(A Shares)	2,055,786	2,292,078
(H Shares)	38,507,821	29,891,178
China CSSC Holdings Ltd. (A Shares)	119,197	615,189
China Datang Corp. Renewable Power Co. Ltd. (b)	1,401,308	403,294
China Eastern Airlines Corp. Ltd. (A Shares) (a)	611,797	330,245
China Education Group Holdings Ltd.	596,267	372,129
China Energy Engineering Corp. Ltd. (A Shares)	820,589	269,857
China Everbright Bank Co. Ltd.:
(A Shares)	931,670	451,812
(H Shares)	1,764,201	596,333
China Everbright International Ltd. (b)	1,741,383	843,266
China Everbright Ltd.	668,326	434,794
China Feihe Ltd. (d)	1,732,704	1,307,748
China Galaxy Securities Co. Ltd. (H Shares)	2,036,313	1,812,683
China Gas Holdings Ltd.	1,220,889	1,048,443
China Hongqiao Group Ltd.	1,234,587	1,983,605
China Huishan Dairy Holdings Co. Ltd. (a)(c)	51,000	0
China International Capital Corp. Ltd. (H Shares) (b)(d)	897,641	1,622,307
China Jinmao Holdings Group Ltd.	3,015,159	468,079
China Jushi Co. Ltd. (A Shares)	166,909	265,135
China Liansu Group Holdings Ltd.	611,452	304,584
China Life Insurance Co. Ltd. (H Shares)	3,416,131	7,241,319
China Literature Ltd. (a)(b)(d)	191,888	692,826
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,404,145	1,248,576
China Medical System Holdings Ltd.	627,043	627,201
China Mengniu Dairy Co. Ltd.	1,361,390	3,048,779
China Merchants Bank Co. Ltd.:
(A Shares)	317,206	1,666,697
(H Shares)	1,891,142	9,254,356
China Merchants Energy Shipping Co. Ltd. (A Shares)	221,611	209,264
China Merchants Holdings International Co. Ltd.	570,517	938,224
China Merchants Securities Co. Ltd. (A Shares)	208,139	562,925
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	277,919	441,564
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,439,748	764,748
(H Shares)	2,176,458	808,377
China National Building Materials Co. Ltd. (H Shares) (b)	2,044,146	869,664
China National Chemical Engineering Co. Ltd. (A Shares)	204,692	232,685
China National Nuclear Power Co. Ltd. (A Shares)	416,358	588,067
China Nonferrous Mining Co. Ltd.	649,823	460,766
China Northern Rare Earth Group High-Tech Co. Ltd.	112,549	338,708
China Oilfield Services Ltd. (H Shares)	838,652	784,700
China Overseas Grand Oceans Group Ltd. (b)	1,029,217	271,139
China Overseas Land and Investment Ltd.	1,684,770	3,219,289
China Overseas Property Holdings Ltd.	662,121	509,070
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,366,653	4,746,186
China Petroleum & Chemical Corp.:
(A Shares)	1,181,210	1,026,050
(H Shares)	9,926,351	5,591,419
China Power International Development Ltd.	2,216,552	951,568
China Railway Group Ltd.:
(A Shares)	380,666	342,998
(H Shares)	2,295,411	1,145,454
China Resource Gas Group Ltd.	401,747	1,548,988
China Resources Beer Holdings Co. Ltd.	702,395	2,601,879
China Resources Cement Holdings Ltd.	1,389,374	359,317
China Resources Land Ltd.	1,387,192	4,624,116
China Resources Medical Holdin	568,632	283,632
China Resources Microelectronics Ltd. (A Shares)	42,066	297,508
China Resources Mixc Lifestyle Services Ltd. (d)	308,833	1,274,065
China Resources Pharmaceutical Group Ltd. (d)	882,489	624,208
China Resources Power Holdings Co. Ltd. (b)	829,684	1,995,803
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	44,833	283,827
China Risun Group Ltd. Class H (b)	919,763	387,837
China Ruyi Holdings Ltd. (a)(b)	2,748,452	674,879
China Shenhua Energy Co. Ltd.:
(A Shares)	428,483	2,410,868
(H Shares)	1,115,543	4,830,216
China Southern Airlines Ltd. (A Shares) (a)	362,382	314,037
China State Construction Engineering Corp. Ltd. (A Shares)	983,397	832,628
China State Construction International Holdings Ltd.	894,118	1,312,338
China Taiping Insurance Group Ltd.	674,094	1,161,093
China Three Gorges Renewables Group Co. Ltd. (A Shares)	818,439	546,918
China Tobacco International Co. Ltd.	129,940	420,597
China Tourism Group Duty Free Corp. Ltd. (A Shares)	84,850	809,206
China Tower Corp. Ltd. (H Shares) (d)	19,071,615	2,573,353
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	1,386,104	424,368
China United Network Communications Ltd. (A Shares)	861,658	604,083
China Vanke Co. Ltd. (H Shares) (a)(b)	1,400,204	1,333,081
China Water Affairs Group Ltd.	437,697	266,724
China Yangtze Power Co. Ltd. (A Shares)	556,381	2,156,242
China Zheshang Bank Co. Ltd.	784,381	313,034
ChinaSoft International Ltd. (b)	1,176,507	860,487
Chongqing Changan Automobile Co. Ltd. (A Shares)	210,703	392,067
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	418,212	327,855
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	56,723	226,352
Chow Tai Fook Jewellery Group Ltd.	908,867	860,836
Cimc Enric Holdings Ltd.	387,722	327,215
CITIC 1616 Holdings Ltd.	924,702	265,077
CITIC Pacific Ltd.	2,443,668	2,870,358
CITIC Securities Co. Ltd. (H Shares)	1,268,091	3,502,265
Cloud Music, Inc. (a)(d)	31,526	504,524
Cmoc Group Ltd. (H Shares)	2,159,590	1,787,631
CNPC Capital Co. Ltd. (A Shares)	307,917	382,607
COFCO Meat Holdings Ltd. (a)(b)	1,676,434	331,720
Contemporary Amperex Technology Co. Ltd.	118,130	4,098,492
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	358,177	659,048
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	1,622,311	2,402,539
Cosco Shipping Ports Ltd.	621,565	355,445
Country Garden Services Holdings Co. Ltd.	1,014,743	764,631
CRRC Corp. Ltd.:
(A Shares)	1,529,985	1,787,546
(H Shares)	525,090	339,874
CSC Financial Co. Ltd. (A Shares)	111,668	399,015
CSG Holding Co. Ltd. (B Shares)	3,781,434	1,202,324
CSPC Pharmaceutical Group Ltd.	3,581,916	2,651,811
CT Environmental Group Ltd. (a)(c)	26,000	0
Daqin Railway Co. Ltd. (A Shares)	408,925	374,261
Daqo New Energy Corp. ADR (a)	23,474	530,043
Dongfang Electric Corp. Ltd. (A Shares)	118,122	261,710
Dongyue Group Co. Ltd.	604,461	492,667
East Buy Holding Ltd. (a)(b)(d)	190,383	363,466
East Money Information Co. Ltd. (A Shares)	439,968	1,431,947
Eastroc Beverage Group Co. Ltd. (A Shares)	12,359	368,016
ENN Energy Holdings Ltd.	337,559	2,378,203
ENN Natural Gas Co. Ltd. (A Shares)	77,065	198,721
Eoptolink Technology, Inc. Ltd. (A Shares)	25,800	467,601
ESR Group Ltd. (b)(d)	641,878	870,204
Eve Energy Co. Ltd. (A shares)	62,238	424,714
Everbright Securities Co. Ltd. (A Shares)	147,358	358,721
Everest Medicines Ltd. (a)(b)(d)	103,019	417,216
Far East Horizon Ltd.	950,866	663,694
FinVolution Group ADR	70,758	428,793
First Tractor Co. Ltd. (H Shares)	218,805	195,634
Focus Media Information Technology Co. Ltd. (A Shares)	531,945	539,037
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	115,681	711,931
Fosun International Ltd.	1,173,466	666,224
Founder Securities Co. Ltd. (A Shares)	231,550	281,477
Foxconn Industrial Internet Co. Ltd. (A Shares)	311,047	1,042,852
Fu Shou Yuan International Group Ltd.	854,618	434,026
Fufeng Group Ltd.	655,722	370,438
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)	319,382	2,259,180
Ganfeng Lithium Group Co. Ltd. (H Shares) (d)	102,502	281,199
GCL Technology Holdings Ltd. (a)	9,248,364	2,042,106
GD Power Development Co. Ltd. (A Shares)	528,611	359,473
GDS Holdings Ltd. Class A (a)(b)	439,552	1,185,441
Geely Automobile Holdings Ltd.	2,669,573	4,692,842
Genertec Universal Medical Group Co. Ltd. (d)	717,813	449,782
Genscript Biotech Corp. (a)	506,993	775,484
GF Securities Co. Ltd. (H Shares)	837,828	1,190,234
Giant Biogene Holding Co. Ltd. (d)	141,661	960,794
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	23,390	295,079
GoerTek, Inc. (A Shares)	115,301	378,393
Goneo Group Co. Ltd. (A Shares)	23,907	244,864
Great Wall Motor Co. Ltd.:
(A Shares)	116,681	429,486
(H Shares)	904,902	1,438,956
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	72,849	445,550
Greentown China Holdings Ltd. (b)	507,475	672,188
Greentown Service Group Co. Ltd.	738,741	388,181
Guangdong Haid Group Co. Ltd. (A Shares)	58,922	363,331
Guangdong Investment Ltd.	1,333,205	848,688
Guanghui Energy Co. Ltd. (A Shares)	220,633	236,739
Guangzhou Automobile Group Co. Ltd.	227,853	255,817
Guangzhou Automobile Group Co. Ltd. (H Shares) (b)	1,126,449	394,860
Guangzhou Baiyunshan Pharma Health (A Shares)	64,449	253,052
Guosen Securities Co. Ltd. (A Shares)	244,848	396,955
Guotai Junan Securities Co. Ltd. (A Shares)	204,464	545,020
H World Group Ltd. ADR	87,142	3,197,240
Haidilao International Holding Ltd. (d)	733,995	1,480,409
Haier Smart Home Co. Ltd.	849,327	3,082,400
Haier Smart Home Co. Ltd. (A Shares)	356,448	1,464,368
Hainan Airlines Co. Ltd. (A Shares) (a)	1,797,143	349,223
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	517,843	256,392
Haitian International Holdings Ltd.	279,880	774,143
Haitong Securities Co. Ltd. (H Shares) (b)	1,934,919	1,611,601
Hangzhou Steam Turbine Power G (c)	841,147	883,983
Hansoh Pharmaceutical Group Co. Ltd. (d)	512,552	1,195,041
Hello Group, Inc. ADR	65,496	463,057
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	105,311	368,386
Hengan International Group Co. Ltd.	324,554	958,362
Hengli Petrochemical Co. Ltd. (A Shares)	220,420	425,552
Hisense Home Appliances Group Co. Ltd. (H Shares)	187,949	595,477
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,929	343,926
Hopson Development Holdings Ltd. (b)	737,333	330,245
Hoshine Silicon Industry Co. Ltd. (A Shares)	35,070	291,205
Hua Hong Semiconductor Ltd. (d)	289,232	808,952
Huadian Power International Corp. Ltd. (A Shares)	273,052	221,304
Huadong Medicine Co. Ltd. (A Shares)	59,311	275,354
Huaneng Power International, Inc.:
(A Shares)	222,589	227,012
(H Shares)	1,829,185	980,072
Huangshan Tourism Development Co. Ltd.	647,483	476,402
Huatai Securities Co. Ltd. (H Shares) (d)	911,137	1,542,252
Huaxia Bank Co. Ltd. (A Shares)	393,671	391,112
Huayu Automotive Systems Co. Ltd. (A Shares)	120,077	254,669
Huizhou Desay SV Automotive Co. Ltd.	15,532	265,421
HUTCHMED China Ltd. (a)	254,188	926,829
Hygeia Healthcare Holdings Co. (a)(d)	173,231	391,736
Hygon Information Technology Co. Ltd. (A Shares)	83,030	1,496,925
IEIT Systems Co. Ltd. (A Shares)	42,785	279,636
iFlytek Co. Ltd. (A Shares)	64,438	414,909
IMEIK Technology Development Co. Ltd. (A Shares)	9,210	275,082
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,208,553	3,574,413
(H Shares)	25,748,776	15,445,572
Industrial Bank Co. Ltd. (A Shares)	477,960	1,228,177
Industrial Securities Co. Ltd. (A Shares)	366,685	336,470
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	171,901	675,337
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,446,398	347,425
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	936,516	2,171,052
Innovent Biologics, Inc. (a)(d)	523,997	2,277,907
iQIYI, Inc. ADR (a)	207,673	542,027
JCET Group Co. Ltd. (A Shares)	69,275	386,306
JD Health International, Inc. (a)(d)	489,029	1,750,407
JD Logistics, Inc. (a)(d)	910,987	1,853,750
JD.com, Inc. Class A	1,054,735	21,389,211
Jiangsu Eastern Shenghong Co. Ltd.	242,012	268,795
Jiangsu Expressway Co. Ltd. (H Shares)	587,452	591,131
Jiangsu Hengli Hydraulic Co. Ltd.	39,050	283,967
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	159,115	1,043,416
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	34,132	210,893
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	44,492	502,883
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	145,666	322,496
Jiangxi Copper Co. Ltd. (H Shares)	581,099	977,472
Jinan Acetate Chemical Co. Ltd.	23,080	607,314
Jinko Solar Co. Ltd. (A Shares)	234,648	312,618
JinkoSolar Holdings Co. Ltd. ADR (b)	16,193	430,086
Jinxin Fertility Group Ltd. (b)(d)	1,041,955	462,216
JOYY, Inc. ADR	17,336	590,291
Kanzhun Ltd. ADR	114,114	1,660,359
KE Holdings, Inc. ADR	278,038	6,097,373
Kerry Logistics Network Ltd.	217,382	204,154
Keymed Biosciences, Inc. (a)(b)(d)	88,684	472,859
Kingboard Chemical Holdings Ltd.	300,852	728,502
Kingdee International Software Group Co. Ltd. (a)	1,356,041	1,419,579
Kingsoft Cloud Holdings Ltd. (a)(b)	1,158,991	222,291
Kingsoft Corp. Ltd.	420,090	1,447,734
Kuaishou Technology Class B (a)(d)	993,994	5,857,615
Kunlun Energy Co. Ltd.	1,706,575	1,618,451
Kweichow Moutai Co. Ltd. (A Shares)	33,062	7,098,562
Lb Group Co. Ltd. (A Shares)	95,741	253,594
Lee & Man Paper Manufacturing Ltd.	918,360	283,326
Legend Holdings Corp. (H Shares) (a)(d)	329,405	323,191
Lenovo Group Ltd.	3,484,622	4,594,952
Lens Technology Co. Ltd. (A Shares)	192,146	606,397
Li Auto, Inc. Class A (a)	529,862	6,663,066
Li Ning Co. Ltd.	1,007,584	2,055,883
Lifetech Scientific Corp. (a)(b)	1,917,222	411,855
Longfor Properties Co. Ltd. (d)	873,297	1,414,747
LONGi Green Energy Technology Co. Ltd.	197,477	548,263
Lufax Holding Ltd. ADR (b)	117,897	315,964
Luxshare Precision Industry Co. Ltd. (A Shares)	179,019	1,054,359
Luye Pharma Group Ltd. (a)(b)(d)	1,155,369	414,988
Luzhou Laojiao Co. Ltd. (A Shares)	37,157	708,214
Maoyan Entertainment (a)(b)(d)	226,773	227,140
Meitu, Inc. (b)(d)	1,365,159	463,876
Meituan Class B (a)(d)	2,124,515	50,203,082
Metallurgical Corp. China Ltd. (A Shares)	577,207	270,900
Microport Scientific Corp. (a)(b)	437,793	362,608
Midea Group Co. Ltd.:
(A Shares)	82,529	827,009
(H Shares) (b)	180,000	1,677,854
MINISO Group Holding Ltd. (b)	165,716	830,460
Minth Group Ltd. (a)	371,899	679,631
MMG Ltd. (a)	1,848,021	650,473
Montage Technology Co. Ltd. (A Shares)	37,154	356,753
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	134,516	825,168
NARI Technology Co. Ltd. (A Shares)	205,178	749,452
National Silicon Industry Group Co. Ltd. (A Shares)	106,709	335,847
NAURA Technology Group Co. Ltd.	13,881	763,849
NetDragon WebSoft, Inc.	190,526	248,211
NetEase, Inc.	826,472	13,296,943
New China Life Insurance Co. Ltd. (H Shares)	512,693	1,730,215
New Hope Liuhe Co. Ltd. (A Shares) (a)	209,273	288,322
New Horizon Health Ltd. (a)(b)(c)(d)	117,000	212,807
New Oriental Education & Technology Group, Inc.	643,116	4,024,657
Nexteer Auto Group Ltd.	512,137	186,902
Ningbo Deye Technology Co. Ltd. (A Shares)	27,100	360,652
Ningbo Tuopu Group Co. Ltd. (A Shares)	45,347	275,486
Ningxia Baofeng Energy Group Co. Ltd.	222,454	496,791
NIO, Inc. (A Shares) (a)	585,617	3,012,084
Noah Holdings Ltd. sponsored ADR	19,988	246,252
Nongfu Spring Co. Ltd. (H Shares) (b)(d)	858,120	3,197,234
Orient Securities Co. Ltd. (A Shares)	289,621	428,602
PDD Holdings, Inc. ADR (a)	295,974	35,691,505
People's Insurance Co. of China Group Ltd. (H Shares)	4,356,038	2,198,730
PetroChina Co. Ltd. (H Shares)	9,817,426	7,372,049
PICC Property & Casualty Co. Ltd. (H Shares)	2,952,167	4,478,351
Ping An Bank Co. Ltd. (A Shares)	488,031	781,276
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	289,270	428,891
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	477,266	3,753,742
(H Shares)	2,626,047	16,270,422
Poly Developments & Holdings (A Shares)	326,881	496,894
Poly Property Development Co. Ltd. (H Shares)	89,265	370,703
Poly Property Group Co. Ltd.	1,298,521	280,207
Pop Mart International Group Ltd. (d)	238,577	2,156,948
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	4,406,705	2,530,690
Power Construction Corp. of China Ltd. (A Shares)	522,941	404,798
Prosus NV	602,137	25,376,988
Prosus NV rights (a)(e)	602,137	65,497
Qifu Technology, Inc. ADR	52,470	1,721,541
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	180,882	455,985
RLX Technology, Inc. ADR (b)	268,007	434,171
Rongsheng Petrochemical Co. Ltd. (A Shares)	293,005	388,188
SAIC Motor Corp. Ltd. (A Shares)	191,557	346,453
Sailun Group Co. Ltd. A Shares	104,421	212,572
Sanan Optoelectronics Co. Ltd. (A Shares)	161,185	310,587
Sany Heavy Equipment International Holdings Co. Ltd. (b)	518,081	339,800
Sany Heavy Industry Co. Ltd. (A Shares)	248,270	637,112
Satellite Chemical Co. Ltd. (A Shares)	118,628	315,177
SDIC Capital Co. Ltd.	286,406	319,203
SDIC Power Holdings Co. Ltd. (A Shares)	205,931	440,195
Seazen Group Ltd. (a)(b)	1,199,891	362,415
Seres Group Co. Ltd. (A Shares) (a)	35,983	589,414
SF Holding Co. Ltd. (A Shares)	131,224	824,934
Shaanxi Coal Industry Co. Ltd. (A Shares)	223,726	776,087
Shandong Gold Mining Co. Ltd. (A Shares)	243,048	894,093
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	82,958	267,230
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	641,128	367,108
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,174,423	726,822
Shanghai Baosight Software Co. Ltd.	1,219,010	1,845,115
Shanghai Chlor Alkali Co. Ltd. (B Shares)	1,076,976	644,512
Shanghai Electric Group Co. Ltd. (A Shares) (a)	340,828	431,836
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	262,056	498,335
Shanghai Industrial Holdings Ltd.	283,418	432,286
Shanghai International Airport Co. Ltd. (A Shares)	56,577	278,000
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	379,373	322,531
Shanghai MicroPort MedBot (Group) Co. Ltd. (H Shares) (a)(b)	168,264	185,899
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	518,977	802,129
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	700,512	970,231
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	294,601	304,706
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	343,973	374,829
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	713,624	785,919
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	21,374	367,163
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	341,389	275,842
Shangri-La Asia Ltd.	677,602	489,473
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	83,911	171,877
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	30,215	853,335
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	158,434	183,342
Shengyi Technology Co. Ltd.	105,517	303,785
Shenwan Hongyuan Group Co. Ltd. (A Shares)	665,213	497,454
Shenzhen Inovance Technology Co. Ltd. (A Shares)	39,700	309,864
Shenzhen International Holdings Ltd.	712,298	604,721
Shenzhen Investment Ltd. (b)	1,751,317	215,541
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	28,064	1,051,073
Shenzhen New Industries Biomedical Engineering Co. Ltd.	24,058	231,862
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	27,864	373,131
Shenzhou International Group Holdings Ltd.	356,371	2,751,901
Shoucheng Holdings Ltd. (b)	1,374,456	183,452
Shougang Fushan Resources Group Ltd.	1,037,564	375,262
Sichuan Chuantou Energy Co. Ltd. (A Shares)	154,202	362,720
Silergy Corp.	138,962	2,162,929
Simcere Pharmaceutical Group Ltd. (b)(d)	490,861	442,906
Sinopec Engineering Group Co. Ltd. (H Shares)	729,626	506,628
Sinopec Kantons Holdings Ltd.	658,678	362,781
Sinopharm Group Co. Ltd. (H Shares)	571,799	1,424,518
Sinotruk Hong Kong Ltd.	301,385	813,462
SITC International Holdings Co. Ltd.	577,408	1,631,935
Smoore International Holdings Ltd. (d)	793,794	1,036,338
Spring Airlines Co. Ltd. (A Shares)	35,103	271,413
Sun Art Retail Group Ltd.	1,278,515	376,295
Sunac China Holdings Ltd. (a)(b)	2,689,567	940,565
Sungrow Power Supply Co. Ltd. (A Shares)	56,106	714,848
Sunny Optical Technology Group Co. Ltd.	304,623	1,981,572
TAL Education Group ADR (a)	185,306	2,060,603
TBEA Co. Ltd. (A Shares)	175,038	347,577
TCL Electronics Holdings Ltd.	432,864	307,220
TCL Technology Group Corp. (A Shares)	642,316	478,526
Tencent Holdings Ltd.	2,787,410	145,341,497
Tencent Music Entertainment Group ADR	318,429	3,544,115
Tianli Education International Holdings Ltd. (b)	614,659	372,885
Tianneng Power International Ltd. (b)	406,446	330,225
Tingyi (Cayman Islands) Holding Corp.	888,143	1,295,706
Tong Ren Tang Technologies Co. Ltd. (H Shares)	497,961	326,101
Tongcheng Travel Holdings Ltd.	563,501	1,274,882
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	567,895	270,181
Tongwei Co. Ltd. (A Shares)	121,446	526,348
Topsports International Holdings Ltd. (d)	1,020,869	340,151
Towngas Smart Energy Co. Ltd.	719,409	296,075
TravelSky Technology Ltd. (H Shares)	443,093	621,033
Trip.com Group Ltd. (a)	236,634	15,228,465
Tsingtao Brewery Co. Ltd. (H Shares)	291,528	1,877,175
Tuya, Inc. ADR	127,899	194,406
Unisplendour Corp. Ltd. (A Shares)	107,340	393,863
Up Fintech Holdings Ltd. ADR (a)	41,219	262,153
Vipshop Holdings Ltd. ADR	159,506	2,303,267
VSTECS Holdings Ltd.	447,433	258,716
Wanhua Chemical Group Co. Ltd. (A Shares)	82,605	874,212
Want Want China Holdings Ltd.	2,069,694	1,287,900
Weibo Corp. sponsored ADR	42,051	380,562
Weichai Power Co. Ltd. (H Shares)	1,046,686	1,581,608
Weifu High-Technology Group Co. Ltd. (B Shares)	528,300	859,993
Weimob, Inc. (a)(b)(d)	1,236,793	256,777
Wens Foodstuffs Group Co. Ltd. (A Shares)	185,689	486,104
Western Mining Co. Ltd. (A Shares)	99,458	245,741
Wharf Holdings Ltd.	461,027	1,306,274
Will Semiconductor Ltd.	31,873	479,309
Wilmar International Ltd.	807,877	1,950,027
Wuliangye Yibin Co. Ltd. (A Shares)	91,231	1,883,017
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	55,395	314,188
WuXi AppTec Co. Ltd. (H Shares) (b)(d)	221,409	1,472,443
Wuxi Biologics (Cayman), Inc. (a)(d)	1,567,006	3,328,953
XCMG Construction Machinery Co. Ltd. (A Shares)	351,097	382,684
XD, Inc. (a)(b)	132,832	356,625
Xiaomi Corp. Class B (a)(d)	6,563,017	22,510,467
Xinhua Winshare Publishing and Media Co. Ltd.	261,880	316,951
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	50,093	228,624
Xinte Energy Co. Ltd. (H Shares) (a)(b)	195,932	272,106
Xinyi Glass Holdings Ltd.	785,252	891,721
Xinyi Solar Holdings Ltd.	2,128,634	1,091,705
XPeng, Inc. Class A (a)	530,295	2,996,316
XTEP International Holdings Ltd.	800,972	594,011
Yadea Group Holdings Ltd. (d)	562,197	971,058
Yangzijiang Shipbuilding Holdings Ltd.	1,091,909	2,121,357
Yankuang Ener-A (H Shares) (b)	1,616,664	2,103,518
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	512,400	567,706
Yihai International Holding Ltd.	274,474	489,131
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	61,700	282,500
YTO Express Group Co. Ltd. (A Shares)	156,637	361,304
Yuexiu Property Co. Ltd. (b)	743,788	615,331
Yuexiu Transport Infrastructure Ltd.	598,773	293,880
Yum China Holdings, Inc.	165,458	7,298,352
Yunnan Aluminium Co. Ltd. (A Shares)	133,636	266,423
Yunnan Baiyao Group Co. Ltd. (A Shares)	63,275	508,051
Zai Lab Ltd. (a)	406,327	1,238,941
Zangge Mining Co. Ltd. (Series A)	59,298	238,577
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	14,765	487,018
Zhaojin Mining Industry Co. Ltd. (H Shares)	657,201	1,151,703
Zhejiang Chint Electric Co. Ltd. (A Shares)	105,415	346,065
Zhejiang Dahua Technology Co. Ltd. (A Shares)	88,019	202,946
Zhejiang Expressway Co. Ltd. (H Shares)	793,998	526,052
Zhejiang Juhua Co. Ltd. (A Shares)	80,294	236,132
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(d)	224,162	884,905
Zhejiang NHU Co. Ltd. (A Shares)	125,805	400,842
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	341,651	281,947
Zheshang Securities Co. Ltd.	170,778	309,830
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(d)	333,136	600,950
Zhongji Innolight Co. Ltd. (A Shares)	25,404	501,790
Zhongjin Gold Co. Ltd. (A Shares)	167,099	331,887
Zhongsheng Group Holdings Ltd. Class H	375,998	578,206
Zhongtai Securities Co. Ltd. (A Shares)	304,025	290,788
Zhongyu Energy Holdings Ltd. (a)(b)	496,710	284,622
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	249,348	956,864
Zijin Mining Group Co. Ltd. (H Shares)	3,075,717	6,551,498
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	244,594	238,962
ZTE Corp. (H Shares)	516,574	1,285,686
ZTO Express, Inc.	181,507	4,186,118
TOTAL CHINA		1,011,747,310
Colombia - 0.0%
Aris Mining Corp. (a)(b)	72,925	338,346
Bancolombia SA	106,857	912,761
Interconexion Electrica SA ESP	193,451	768,514
TOTAL COLOMBIA		2,019,621
Cyprus - 0.0%
Atalaya Mining PLC	53,907	256,493
Czech Republic - 0.0%
CEZ A/S	67,868	2,629,831
Komercni Banka A/S	42,399	1,464,427
MONETA Money Bank A/S (d)	168,618	840,269
TOTAL CZECH REPUBLIC		4,934,527
Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	1,099	1,671,477
Series B	2,060	3,258,435
ALK-Abello A/S (a)	55,503	1,298,193
Alm. Brand A/S	366,508	711,879
Ambu A/S Series B (a)	80,197	1,484,014
Bavarian Nordic A/S (a)	33,324	1,043,296
Better Collective A/S (a)(b)	16,557	217,247
Cadeler A/S (a)	92,097	618,713
Carlsberg A/S Series B	40,809	4,509,954
cBrain A/S	5,556	141,457
Cementir SpA	29,551	306,655
Chemometec A/S	6,871	400,773
Coloplast A/S Series B	53,815	6,711,033
D/S Norden A/S	9,518	326,439
Danske Bank A/S	288,898	8,518,126
Demant A/S (a)	41,907	1,537,502
DFDS A/S	14,846	337,717
DSV A/S	86,973	18,903,176
FLSmidth & Co. A/S	18,152	946,014
Genmab A/S (a)	27,148	6,079,993
GN Store Nord A/S (a)	58,171	1,131,144
H Lundbeck A/S	133,830	871,546
ISS A/S	66,404	1,275,259
Jyske Bank A/S (Reg.)	19,741	1,376,566
Matas A/S	18,063	323,450
Netcompany Group A/S (a)(d)	19,206	913,004
NKT A/S (a)	22,451	2,095,241
Novo Nordisk A/S Series B	1,371,492	153,833,417
Novonesis (NOVOZYMES) B Series B	148,863	9,327,612
ORSTED A/S (a)(d)	80,882	4,725,955
Pandora A/S	35,105	5,293,073
Per Aarsleff Holding A/S	7,786	459,252
Ringkjoebing Landbobank A/S	11,398	1,876,467
Rockwool International A/S Series B	3,907	1,682,954
Royal Unibrew A/S	21,027	1,571,410
Scandinavian Tobacco Group A/S (d)	24,859	373,370
Schouw & Co.	5,785	479,148
Spar Nord Bank A/S	31,639	608,997
Svitzer A/S	6,402	222,370
Sydbank A/S	23,625	1,123,072
Tryg A/S	142,569	3,357,500
Vestas Wind Systems A/S (a)	431,825	8,229,435
Zealand Pharma A/S (a)	27,272	3,143,672
TOTAL DENMARK		263,316,007
Egypt - 0.0%
Centamin PLC	504,670	1,033,386
Commercial International Bank SAE	1,090,707	1,782,565
Eastern Co. SAE	790,391	440,811
EFG Holding SAE (a)	825,187	373,231
Talaat Moustafa Group Holding	548,743	662,639
TOTAL EGYPT		4,292,632
Faroe Islands - 0.0%
Bakkafrost	23,339	1,401,375
Finland - 0.7%
Cargotec Corp. (B Shares)	16,545	1,000,263
Elisa Corp. (A Shares)	60,683	2,888,507
Fortum Corp.	191,017	2,811,246
Harvia Oyj	8,283	410,398
Huhtamaki Oyj	43,658	1,711,503
Kalmar Oyj (B Shares)	17,650	549,565
Kemira Oyj	47,207	1,002,341
Kempower OYJ (a)(b)	10,135	110,133
Kesko Oyj	115,918	2,479,556
Kojamo OYJ (a)	64,964	639,515
Kone OYJ (B Shares)	143,101	7,823,377
Konecranes Oyj	28,638	1,973,415
Mandatum Holding OY	227,334	1,049,467
Marimekko Oyj	19,802	275,276
Metsa Board OYJ (B Shares)	76,359	409,982
Metso Corp.	269,254	2,549,822
Neste OYJ	183,209	2,941,607
Nokia Corp.	2,282,672	10,801,662
Nokian Tyres PLC	57,575	477,470
Nordea Bank Abp (Helsinki Stock Exchange)	1,337,265	15,655,346
Orion Oyj (B Shares)	47,688	2,316,113
Outokumpu Oyj (A Shares)	162,293	581,151
Puuilo Oyj	45,021	451,763
Qt Group Oyj (a)	8,362	634,884
Revenio Group Oyj	12,046	386,540
Sampo Oyj:
(A Shares)	23,501	1,034,589
(A Shares)	190,672	8,441,321
Stora Enso Oyj (R Shares)	254,506	2,829,294
TietoEVRY Oyj	58,324	1,084,857
Tokmanni Group Corp.	24,000	273,591
UPM-Kymmene Corp.	230,515	6,752,501
Valmet Corp.	62,708	1,603,632
Wartsila Corp.	215,347	4,101,607
TOTAL FINLAND		88,052,294
France - 5.2%
Abivax SA (a)	18,610	195,471
Accor SA	82,895	3,756,442
Aeroports de Paris SA	14,358	1,699,229
Air France KLM (Reg.) (a)(b)	56,132	551,228
Air Liquide SA	244,497	43,838,655
Airbus Group NV	252,801	38,562,576
Alstom SA (a)	148,794	3,272,943
Altarea SCA	2,652	291,356
Alten SA	13,127	1,109,470
Amundi SA (d)	26,133	1,890,340
Antin Infrastructure Partners SA	20,845	238,986
Arkema SA	25,570	2,234,836
AXA SA	763,875	28,682,842
Beneteau SA (b)	22,457	245,742
bioMerieux SA	17,813	1,986,049
BNP Paribas SA	430,875	29,426,191
Bollore SA	301,005	1,877,743
Bouygues SA	78,856	2,524,376
Bureau Veritas SA	134,460	4,247,357
Capgemini SA	66,262	11,495,188
Carmila SA	28,037	526,382
Carrefour SA	229,819	3,649,743
Casino Guichard Perrachon SA (a)(b)	63,053	148,831
Coface SA	52,043	838,957
Compagnie de St.-Gobain	192,550	17,461,387
Compagnie Generale des Etablissements Michelin SCA Series B	285,579	9,651,292
Covivio	23,609	1,343,100
Credit Agricole SA	437,744	6,709,782
Danone SA	271,816	19,418,140
Dassault Aviation SA	8,434	1,699,958
Dassault Systemes SA	284,421	9,734,360
Derichebourg	52,030	294,297
Edenred SA	108,460	3,486,231
Eiffage SA	30,841	2,866,952
Elior SA (a)(d)	57,209	261,238
Elis SA	1,901	43,011
Elis SA	75,279	1,703,202
Emeis SA (a)(b)	32,162	213,124
Engie SA	765,591	12,832,467
Eramet SA (b)	4,102	241,168
Esker SA	2,554	725,643
EssilorLuxottica SA	126,167	29,561,098
Esso SA Francaise	1,237	139,130
Etablissements Maurel & Prom	41,861	218,565
Eurazeo SA	19,620	1,492,849
Eutelsat Communications (a)(b)	56,290	235,244
Forvia SE	71,083	670,833
Gaztransport et Technigaz SA	15,379	2,231,583
Gecina SA	19,362	2,065,033
Getlink SE	123,905	2,100,510
Hermes International SCA	13,458	30,361,161
ICADE	16,353	427,623
ID Logistics Group (a)	1,329	591,981
Imerys SA	16,224	523,782
Interparfums SA (b)	11,805	538,033
Ipsen SA	16,233	1,975,868
Ipsos SA	17,450	855,674
JCDecaux SA (a)	29,127	549,065
Kering SA	31,974	7,986,167
Klepierre SA	90,115	2,877,943
L'Oreal SA	102,373	38,407,325
La Francaise des Jeux SAEM (d)	44,336	1,888,549
Legrand SA	111,825	12,621,514
LISI	10,462	253,775
LVMH Moet Hennessy Louis Vuitton SE	117,054	77,925,253
Mercialys SA	45,399	534,321
Mersen SA	11,074	256,574
Metropole Television SA	20,427	256,857
Neoen SA (d)	28,773	1,234,699
Nexans SA	13,140	1,822,362
Nexity (a)(b)	19,312	299,344
Opmobility	30,679	299,672
Orange SA	790,130	8,680,133
Pernod Ricard SA	86,781	10,784,747
Peugeot Invest	2,759	227,784
Pluxee France SA	38,810	809,273
Publicis Groupe SA	97,510	10,364,819
Quadient SA	16,485	288,339
Remy Cointreau SA	10,317	649,256
Renault SA	82,679	3,768,238
Rexel SA	97,408	2,667,961
Rubis SCA	33,317	814,688
Safran SA	144,864	32,792,241
Sartorius Stedim Biotech	12,403	2,472,967
SCOR SE	65,816	1,413,929
SEB SA	11,320	1,187,005
Societe BIC SA	10,417	760,316
Societe Generale Series A	307,963	8,845,155
Sodexo SA	37,115	3,221,673
Soitec SA (a)	10,802	851,278
Sopra Steria Group	6,859	1,311,622
SPIE SA	61,494	2,219,413
Technip Energies NV	67,798	1,684,388
Teleperformance	23,146	2,439,657
Television Francaise 1 SA	26,729	220,821
Thales SA	40,167	6,472,919
TotalEnergies SE	914,360	57,381,304
Trigano SA	4,192	569,981
Ubisoft Entertainment SA (a)	41,736	628,944
Unibail-Rodamco-Westfield NV	49,533	4,034,499
Valeo SA	99,601	963,801
Vallourec SA (a)	72,355	1,184,497
Valneva SE (a)(b)	71,252	200,116
Veolia Environnement SA	290,250	9,215,351
Verallia SA (d)	32,535	933,587
Vicat SA	10,226	378,749
VINCI SA	210,919	23,627,298
Virbac SA	2,000	755,986
Vivendi SA	304,409	3,242,998
VusionGroup (b)	3,188	500,743
Wavestone	4,281	227,012
Wendel SA	11,956	1,186,069
Worldline SA (a)(d)	90,712	633,474
TOTAL FRANCE		703,791,703
Georgia - 0.0%
Bank of Georgia Group PLC	14,515	778,601
TBC Bank Group PLC	18,355	650,866
TOTAL GEORGIA		1,429,467
Germany - 4.9%
1&1 AG	17,657	248,531
adidas AG	69,269	16,589,322
Aixtron AG (b)	49,596	786,023
Allianz SE	164,921	51,918,015
Amadeus Fire AG	3,202	273,414
Aroundtown SA (a)	330,774	980,813
ATOSS Software AG	3,681	485,286
Aurubis AG (b)	13,602	1,067,501
Auto1 Group SE (a)(b)(d)	47,997	490,501
BASF AG	380,304	18,487,573
Bayer AG	419,469	11,303,404
Bayerische Motoren Werke AG (BMW)	130,157	10,238,941
BayWa AG (a)(b)	8,814	96,833
Bechtle AG	38,313	1,306,927
Beiersdorf AG	42,724	5,762,656
Bilfinger Berger AG	14,603	700,503
Brenntag SE	56,640	3,686,752
CANCOM AG	19,779	528,399
Carl Zeiss Meditec AG	17,538	1,098,833
CECONOMY AG (a)	75,118	241,860
Cewe Stiftung & Co. KGAA	3,114	334,661
Commerzbank AG	430,773	7,651,802
CompuGroup Medical AG (b)	15,613	231,139
Continental AG	47,377	2,956,816
Covestro AG (a)(d)	81,227	5,142,242
CTS Eventim AG	27,428	2,877,567
Daimler Truck Holding AG	210,023	8,683,480
Dermapharm Holding SE	9,776	331,776
Deutsche Bank AG	805,359	13,687,081
Deutsche Borse AG	80,420	18,679,821
Deutsche Lufthansa AG	253,682	1,762,804
Deutsche Pfandbriefbank AG (a)(b)(d)	62,842	356,479
Deutsche Post AG ADR	433,959	17,431,929
Deutsche Telekom AG	1,475,373	44,605,722
Deutz AG	61,575	273,271
Duerr AG	25,321	587,215
E.ON SE	952,039	12,856,731
Eckert & Ziegler Strahlen-und Medizintechnik AG	7,320	312,283
ELMOS Semiconductor AG	3,437	205,249
Encavis AG	52,959	1,002,347
Energiekontor AG	5,076	270,550
Evonik Industries AG	111,035	2,443,345
Evotec OAI AG (a)(b)	69,731	539,295
Fielmann AG	12,224	613,641
Flatex AG	34,728	509,968
Fraport AG Frankfurt Airport Services Worldwide (a)(b)	15,791	853,680
Freenet AG	52,746	1,566,323
Fresenius Medical Care AG & Co. KGaA	88,885	3,479,402
Fresenius SE & Co. KGaA (a)	180,124	6,567,570
GEA Group AG	66,477	3,274,213
Gerresheimer AG	14,817	1,249,082
GFT Technologies AG (b)	11,136	245,292
Grand City Properties SA (a)	32,805	433,913
Grenkeleasing AG (b)	14,011	278,291
Hamborner (REIT) AG (b)	59,996	423,542
Hannover Reuck SE	25,696	6,750,124
HeidelbergCement AG	58,465	6,435,845
HelloFresh AG (a)(b)	76,025	837,299
Henkel AG & Co. KGaA	50,200	3,915,182
Hensoldt AG	30,741	1,044,619
Hornbach Holding AG & Co. KGaA	5,768	504,441
Hugo Boss AG (b)	23,963	1,096,847
Hypoport AG (a)	1,825	426,806
Infineon Technologies AG	556,690	17,605,119
Ionos SE (a)	9,917	270,220
Jenoptik AG	23,344	545,937
JOST Werke AG (d)	7,035	331,346
K+S AG (b)	77,010	933,590
KION Group AG	31,096	1,205,511
Knorr-Bremse AG	30,848	2,536,751
Krones AG	6,734	876,059
Lanxess AG (b)	37,290	1,078,143
LEG Immobilien AG	31,486	2,973,489
Mercedes-Benz Group AG (Germany)	316,705	19,240,048
Merck KGaA	55,004	9,094,251
Metro Wholesale & Food Specialist AG (b)	55,018	258,235
Montana Aerospace AG (a)(d)	14,265	251,750
MTU Aero Engines AG	23,116	7,560,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,767	29,029,523
mutares AG (b)	7,162	191,645
Nagarro SE (a)(b)	3,829	372,975
Nemetschek SE	25,452	2,753,314
Nordex SE (a)(b)	52,788	749,333
NORMA Group AG	18,544	257,385
Pentixapharm Holding AG	7,375	28,479
Pfeiffer Vacuum Technology AG	2,099	351,154
PNE AG (b)	18,748	242,270
ProSiebenSat.1 Media AG	64,251	394,873
Puma AG	46,530	2,114,611
Rational AG	2,169	2,123,397
RENK GmbH	29,106	581,152
Rheinmetall AG	18,674	9,611,943
RWE AG	271,467	8,790,731
SAF-Holland SA	21,856	338,064
Salzgitter AG (b)	14,068	214,694
SAP SE	444,128	103,697,270
Schaeffler AG (a)	94,190	470,577
SCHOTT Pharma AG & Co. KGaA (b)	16,242	525,070
Scout24 AG (d)	32,392	2,788,803
SGL Carbon AG (a)	40,672	207,269
Siemens AG	323,020	62,843,498
Siemens Energy AG (a)	273,537	11,166,671
Siemens Healthineers AG (d)	119,912	6,256,932
Siltronic AG (b)	9,677	548,413
Sirius Real Estate Ltd.	678,575	781,365
Sixt SE (b)	9,945	785,363
SMA Solar Technology AG (b)	7,536	131,402
Softwareone Holding AG	52,918	477,981
Stabilus Se	11,590	458,265
Stroeer SE & Co. KGaA	17,403	1,031,691
Suedzucker AG (Bearer) (b)	33,416	400,921
SUSS MicroTec SE	8,267	494,584
Symrise AG	56,810	6,834,536
TAG Immobilien AG (a)	75,570	1,255,213
Talanx AG	27,827	2,147,573
TeamViewer AG (a)(d)	69,576	1,005,426
Thyssenkrupp AG (b)	217,693	758,456
TUI AG (a)	194,945	1,620,921
United Internet AG	37,915	773,701
VERBIO Vereinigte BioEnergie AG (b)	10,361	158,910
Volkswagen AG	11,435	1,139,272
Vonovia SE	315,658	10,355,647
Vossloh AG	6,272	303,595
Wacker Chemie AG (b)	8,080	679,743
Wacker Construction Equipment AG (b)	22,345	344,170
Zalando SE (a)(d)	95,548	2,870,611
TOTAL GERMANY		656,242,543
Ghana - 0.0%
Tullow Oil PLC (a)(b)	733,243	224,457
Greece - 0.1%
Aegean Airlines SA	21,995	238,413
Alpha Services and Holdings SA	949,853	1,425,303
Athens International Airport SA	27,114	231,522
Eurobank Ergasias Services and Holdings SA	1,146,916	2,373,224
Ff Group (a)(c)	881	0
GEK Terna Holding Real Estate Construction SA	28,410	534,622
Hellenic Telecommunications Organization SA	83,295	1,374,465
Helleniq Energy Holdings SA	40,627	304,925
Jumbo SA	50,163	1,336,838
Lamda Development SA (a)	39,821	320,533
Metlen Energy & Metals SA	48,284	1,683,821
Motor Oil (HELLAS) Corinth Refineries SA	29,188	623,555
National Bank of Greece SA	366,232	2,860,288
OPAP SA	76,754	1,309,110
Optima bank SA	36,340	505,969
Piraeus Financial Holdings SA	452,600	1,692,581
Public Power Corp. of Greece	92,608	1,213,849
Terna Energy SA	24,989	538,199
TOTAL GREECE		18,567,217
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	51,538	1,429,871
Hong Kong - 1.1%
AIA Group Ltd.	4,746,816	37,463,384
Alibaba Pictures Group Ltd. (a)	6,565,050	409,002
ASMPT Ltd.	132,098	1,432,053
Bank of East Asia Ltd.	531,846	658,869
Brightoil Petroleum Holdings Ltd. (a)(c)	26,000	0
Cafe de Coral Holdings Ltd.	281,968	302,474
CK Asset Holdings Ltd.	808,535	3,305,263
CK Infrastructure Holdings Ltd.	267,243	1,891,114
CLP Holdings Ltd.	689,343	5,855,695
Concord New Energy Group Ltd.	3,526,564	240,633
Cowell e Holdings, Inc. (a)(b)	126,314	389,793
Dah Sing Financial Holdings Ltd.	106,308	346,585
Fenbi Ltd. (a)	509,381	169,918
Fortune (REIT)	804,863	419,580
Futu Holdings Ltd. ADR (a)	24,180	2,296,858
Grand Pharmaceutical Group, Ltd.	686,039	402,085
Hang Lung Properties Ltd.	867,400	728,584
Hang Seng Bank Ltd.	319,251	3,905,139
Henderson Land Development Co. Ltd.	630,886	2,023,052
HKT Trust/HKT Ltd. unit	1,647,622	2,047,511
Hong Kong & China Gas Co. Ltd.	4,725,943	3,660,555
Hong Kong Exchanges and Clearing Ltd.	514,120	20,585,554
Hongkong Land Holdings Ltd.	459,384	1,969,649
Hutchison Port Holdings Trust	2,309,046	361,433
Hysan Development Co. Ltd.	326,691	529,877
Jardine Matheson Holdings Ltd.	67,215	2,582,673
Johnson Electric Holdings Ltd.	192,929	292,866
Kerry Properties Ltd.	281,616	594,835
Kingboard Laminates Holdings Ltd. (b)	432,199	375,571
Link (REIT)	1,075,185	5,009,737
Luk Fook Holdings International Ltd.	191,685	367,256
Man Wah Holdings Ltd.	752,307	546,580
Melco Crown Entertainment Ltd. sponsored ADR (a)	101,661	683,162
Melco International Development Ltd. (a)(b)	410,053	252,271
MH Development Ltd. (a)(c)	74,000	0
MTR Corp. Ltd.	675,608	2,458,128
New World Development Co. Ltd. (b)	634,715	637,932
Nine Dragons Paper (Holdings) Ltd. (a)	839,508	365,615
NWS Holdings Ltd.	452,402	466,688
Orient Overseas International Ltd.	55,745	759,873
Pacific Basin Shipping Ltd.	2,286,102	629,630
PAX Global Technology Ltd.	414,225	274,427
PCCW Ltd.	2,003,545	1,100,362
Power Assets Holdings Ltd.	587,165	3,911,263
Prudential PLC	1,175,838	9,788,675
Sino Biopharmaceutical Ltd.	4,476,352	2,033,460
Sino Land Ltd.	1,628,142	1,629,376
Skyworth Group Ltd.	791,836	314,976
SMI Corp. Ltd. (a)(c)	7,200	0
SSY Group Ltd.	760,300	369,099
Stella International Holdings Ltd.	274,243	511,936
Sun Hung Kai Properties Ltd.	610,736	6,613,028
Swire Pacific Ltd. (A Shares)	171,658	1,437,751
Techtronic Industries Co. Ltd.	585,754	8,473,194
The United Laboratories International Holdings Ltd.	463,961	629,775
United Energy Group Ltd. (b)	3,560,735	148,397
Vitasoy International Holdings Ltd. (b)	450,225	509,218
Vtech Holdings Ltd.	84,273	627,318
Wasion Holdings Ltd.	273,880	207,217
WH Group Ltd. (d)	3,617,066	2,815,222
Wharf Real Estate Investment Co. Ltd.	719,238	2,162,456
Yue Yuen Industrial (Holdings) Ltd.	364,619	766,476
TOTAL HONG KONG		151,741,103
Hungary - 0.1%
Magyar Telekom PLC	182,728	558,989
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	179,574	1,246,065
OTP Bank PLC	94,637	4,710,792
Richter Gedeon PLC	63,833	1,843,871
TOTAL HUNGARY		8,359,717
India - 6.0%
360 ONE WAM Ltd.	55,952	724,003
3M India Ltd.	1,307	559,691
Aarti Industries Ltd.	83,153	503,325
Aavas Financiers Ltd. (a)	30,864	612,331
ABB India Ltd.	23,116	2,035,996
Action Construction Equipment Ltd.	20,802	331,785
Adani Enterprises Ltd.	63,358	2,215,917
Adani Green Energy Ltd. (a)	134,509	2,547,489
Adani Ports & Special Economic Zone Ltd.	230,530	3,761,149
Adani Power Ltd. (a)	326,135	2,289,785
Aditya Birla Fashion and Retail Ltd. (a)	159,430	582,857
Aditya Birla Real Estate Ltd.	22,832	741,890
Aegis Logistics Ltd.	61,210	581,400
Affle (India) Ltd. (a)	30,660	558,350
Ahluwalia Contracts (India) Ltd.	16,033	201,834
AIA Engineering Ltd.	18,420	835,451
Ajanta Pharma Ltd.	19,714	717,928
Alembic Pharmaceuticals Ltd.	24,247	324,630
Amara Raja Energy & Mobility L	49,389	813,703
Amber Enterprises India Ltd. (a)	9,445	675,765
Ambuja Cements Ltd.	280,604	1,934,414
Anand Rathi Wealth Ltd.	8,129	397,190
Anant Raj Ltd.	54,628	478,236
Angel One Ltd.	20,574	742,619
Apar Industries Ltd.	8,007	956,502
APL Apollo Tubes Ltd.	72,888	1,316,318
Apollo Hospitals Enterprise Ltd.	44,383	3,697,413
Apollo Tyres Ltd.	138,268	826,584
Aptus Value Housing Finance India Ltd.	114,020	482,320
Archean Chemical Industries Ltd.	28,482	218,152
Arvind Ltd.	71,835	315,771
Asahi India Glass Ltd.	35,463	315,500
Ashok Leyland Ltd.	627,491	1,549,969
Asian Paints Ltd.	164,641	5,733,976
Aster DM Healthcare Ltd. (d)	83,408	439,838
Astra Microwave Products Ltd.	25,862	242,565
Astral Ltd.	57,915	1,216,898
Atul Ltd.	6,789	631,588
AU Small Finance Bank Ltd. (d)	160,334	1,165,504
Aurobindo Pharma Ltd.	113,025	1,873,460
Avenue Supermarts Ltd. (a)(d)	69,857	3,260,309
Axis Bank Ltd.	975,368	13,398,429
Bajaj Auto Ltd.	28,439	3,321,421
Bajaj Electricals Ltd.	27,326	282,549
Bajaj Finance Ltd.	118,854	9,707,815
Bajaj Finserv Ltd.	162,209	3,365,974
Bajaj Holdings & Investment Ltd.	11,555	1,404,201
Balkrishna Industries Ltd.	33,491	1,127,063
Balrampur Chini Mills Ltd.	71,826	535,020
Bandhan Bank Ltd. (d)	347,872	750,008
Bank of Baroda	445,322	1,324,265
BASF India Ltd.	4,961	451,760
Bata India Ltd.	28,683	461,279
Bayer CropScience Ltd.	6,129	482,063
Beml Ltd.	8,352	402,709
Bharat Dynamics Ltd.	39,304	504,896
Bharat Electronics Ltd.	1,573,878	5,312,637
Bharat Forge Ltd.	108,747	1,820,207
Bharat Heavy Electricals Ltd.	472,431	1,337,315
Bharat Petroleum Corp. Ltd.	662,222	2,442,740
Bharti Airtel Ltd.	1,089,445	20,851,951
Bikaji Foods International Ltd.	35,485	358,178
Biocon Ltd.	195,590	733,886
Birla Corp. Ltd.	17,785	246,551
Birlasoft Ltd.	73,595	478,655
BLS International Services Ltd.	52,642	247,897
Blue Dart Express Ltd.	3,162	305,545
Blue Star Ltd.	58,673	1,301,301
Bombay Burmah Trading Co.	11,195	367,942
Bosch Ltd.	3,218	1,342,320
Brigade Enterprises Ltd.	50,411	703,711
Britannia Industries Ltd.	46,874	3,186,786
Brookfield India Real Estate Trust (d)	115,018	400,241
BSE Ltd.	28,282	1,493,696
Can Finance Homes Ltd.	45,617	469,381
Canara Bank Ltd.	812,307	987,003
Carborundum Universal Ltd.	50,302	822,931
Castrol India Ltd.	182,705	454,895
CCL Products (India) Ltd.	44,036	354,402
CEAT Ltd.	10,407	346,403
Cello World Ltd.	30,100	295,960
Central Depository Services (India) Ltd.	44,059	807,474
Century Plyboards India Ltd.	32,510	327,228
Cera Sanitaryware Ltd.	3,239	275,925
CESC Ltd. GDR	270,266	604,198
Cg Power & Industrial Soluti	267,471	2,233,712
Chalet Hotels Ltd. (a)	43,873	453,219
Chambal Fertilizers & Chemicals Ltd.	85,776	491,463
Chemplast Sanmar Ltd. (a)	37,612	214,127
Chennai Petroleum Corp. Ltd.	25,402	192,448
Cholamandalam Financial Holdings Ltd.	41,219	838,668
Cholamandalam Investment and Finance Co. Ltd.	180,090	2,714,798
Cipla Ltd./India	229,653	4,224,751
City Union Bank Ltd.	197,497	411,254
CMS Info Systems Ltd.	79,699	507,671
Coal India Ltd.	797,359	4,276,886
Coforge Ltd.	27,297	2,461,075
Colgate-Palmolive Ltd.	58,355	2,122,336
Compagnie Automotive India Ltd.	71,491	420,472
Computer Age Management Services Private Ltd.	19,637	1,034,564
Concord Biotech Ltd.	21,386	464,557
Container Corp. of India Ltd.	115,368	1,160,047
Coromandel International Ltd.	51,452	1,019,384
Craftsman Automation Ltd.	5,484	331,403
CreditAccess Grameen Ltd.	26,988	314,068
CRISIL Ltd.	8,467	550,813
Crompton Greaves Consumer Electricals Ltd.	279,589	1,297,615
Cummins India Ltd.	58,684	2,434,152
Cyient Ltd.	37,702	819,693
Dabur India Ltd.	231,610	1,485,124
Data Patterns India Ltd.	11,971	342,772
Deepak Fertilisers and Petrochemicals Corp. Ltd.	32,386	480,177
Deepak Nitrite Ltd.	27,616	864,280
Delhivery Private Ltd. (a)	196,288	829,140
Devyani International Ltd. (a)	200,633	402,874
Divi's Laboratories Ltd.	51,515	3,600,313
Dixon Technologies India Ltd.	14,467	2,413,605
DLF Ltd.	314,935	3,061,300
Dr Lal Pathlabs Ltd. (d)	16,943	625,881
Dr. Reddy's Laboratories Ltd.	255,505	3,864,610
E.I.D. Parry (India) Ltd.	42,568	406,797
eClerx Services Ltd.	11,397	393,497
Edelweiss Financial Services Ltd.	260,090	337,808
Eicher Motors Ltd.	59,945	3,478,974
EIH Ltd.	102,962	444,116
Elecon Engineering Co. Ltd.	38,186	259,878
Electrosteel Castings Ltd.	145,297	283,003
Elgi Equipments Ltd.	83,467	655,868
Emami Ltd.	87,899	733,591
Embassy Office Parks (REIT)	368,341	1,729,675
Endurance Technologies Ltd. (d)	15,618	439,763
Engineers India Ltd.	124,469	287,228
Equinox India Developments Ltd. (a)	207,860	271,481
Equitas Small Finance Bank Ltd. (d)	329,352	272,833
Eris Lifesciences Ltd. (a)(d)	26,241	411,880
Exide Industries Ltd.	204,674	1,107,096
Federal Bank Ltd.	789,833	1,910,398
Fine Organic Industries Ltd.	5,824	335,969
Finolex Cables Ltd.	30,451	442,217
Finolex Industries Ltd.	114,882	413,429
Firstsource Solutions Ltd.	143,780	578,816
Five Star Business Finance Ltd. (a)	55,873	471,451
Force Motors Ltd.	2,376	221,562
Fortis Healthcare Ltd.	214,315	1,591,045
G R Infraprojects Ltd. (a)	13,318	255,277
GAIL India Ltd.	1,008,575	2,389,728
Garden Reach Shipbuilders & Engineers Ltd.	13,600	260,031
Gateway Distriparks Ltd.	349,524	364,999
GE Vernova T&D India Ltd.	27,461	577,942
GHCL Ltd.	37,062	262,000
Gillette India Ltd.	4,463	528,159
Gland Pharma Ltd. (d)	19,327	379,188
GlaxoSmithKline Pharmaceuticals Ltd.	18,679	601,759
Glenmark Pharmaceuticals Ltd.	62,394	1,255,331
Global Health Ltd. of India (a)	35,235	462,241
GMM Pfaudler Ltd.	19,115	316,977
GMR Airports Infrastructure Ltd. (a)	1,031,833	968,699
Go Digit General Insurance Ltd.	92,829	364,097
Godawari Power & Ispat Ltd.	113,375	262,706
Godfrey Phillips India Ltd.	5,780	454,690
Godrej Consumer Products Ltd.	175,182	2,669,143
Godrej Industries Ltd. (a)	32,376	399,490
Godrej Properties Ltd. (a)	53,544	1,822,366
Gokaldas Exports Ltd.	28,232	300,673
Granules India Ltd.	61,824	417,884
Graphite India Ltd.	35,196	221,050
Grasim Industries Ltd.	115,853	3,710,168
Gravita India Ltd.	12,447	311,377
Great Eastern Shipping Co. Ltd.	44,867	685,209
Grindwell Norton Ltd.	19,883	523,660
Gujarat Fluorochemicals Ltd.	12,500	639,462
Gujarat Gas Ltd.	64,794	399,478
Gujarat Narmada Valley Fertilizers Co.	44,408	329,342
Gujarat Pipavav Port Ltd.	141,060	329,745
Gujarat State Fertilizers & Chemicals Ltd.	159,433	394,287
Gujarat State Petronet Ltd.	125,876	580,881
Happiest Minds Technologies Ltd.	41,812	378,866
Havells India Ltd.	111,361	2,167,173
HBL Power Systems Ltd.	51,697	343,408
HCL Technologies Ltd.	406,811	8,512,139
HDFC Asset Management Co. Ltd. (d)	42,932	2,190,822
HDFC Bank Ltd.	1,811,894	37,241,965
HDFC Standard Life Insurance Co. Ltd. (d)	425,389	3,633,368
Hero Motocorp Ltd.	51,061	3,019,178
Hfcl Ltd.	319,065	459,448
Himadri Speciality Chemical Ltd.	80,544	547,147
Hindalco Industries Ltd.	585,106	4,747,662
Hindustan Aeronautics Ltd.	86,476	4,351,522
Hindustan Construction Co. Ltd. (a)	575,215	276,946
Hindustan Copper Ltd.	135,133	469,579
Hindustan Petroleum Corp. Ltd.	411,894	1,862,414
Hindustan Unilever Ltd.	350,785	10,531,625
Hitachi Energy India Ltd.	4,608	754,605
Home First Finance Co. India Ltd. (d)	21,815	305,354
Honasa Consumer Ltd.	75,130	351,302
ICICI Bank Ltd.	2,215,436	33,982,893
ICICI Lombard General Insurance Co. Ltd. (d)	104,256	2,368,344
ICICI Prudential Life Insurance Co. Ltd. (d)	157,951	1,388,685
ICICI Securities Ltd. (d)	40,931	421,311
IDFC Bank Ltd. (a)	1,615,346	1,261,909
IFCI Ltd. (a)	307,914	210,455
Iifl Finance Ltd.	102,558	531,996
India Cements Ltd./The (a)	77,310	333,699
IndiaMART InterMESH Ltd. (d)	14,958	443,619
Indian Energy Exchange Ltd. (d)	222,366	468,353
Indian Oil Corp. Ltd.	1,230,792	2,074,298
Indian Railway Catering & Tourism Corp. Ltd.	105,146	1,024,110
Indraprastha Gas Ltd.	125,588	626,208
Indus Towers Ltd. (a)	514,698	2,076,717
IndusInd Bank Ltd.	123,150	1,540,636
Infibeam Avenues Ltd.	652,001	225,017
Info Edge India Ltd.	30,431	2,684,975
Infosys Ltd.	1,415,019	29,523,077
Inox Wind Ltd.	240,106	634,244
Intellect Design Arena Ltd.	38,468	335,715
InterGlobe Aviation Ltd. (a)(d)	82,948	3,984,672
Ion Exchange (INDIA) Ltd.	39,913	332,761
Ipca Laboratories Ltd.	61,944	1,168,117
IRB Infrastructure Developers Ltd.	877,804	539,053
Ircon International Ltd. (d)	150,411	387,854
ITC Ltd.	1,262,360	7,323,883
ITD Cementation India Ltd.	49,309	329,737
J.B. Chemicals & Pharmaceuticals Ltd.	31,877	742,691
Jaiprakash Power Ventures Ltd. (a)	1,716,077	370,770
JBM Auto Ltd.	12,664	242,651
Jindal Saw Ltd.	107,405	402,659
Jindal Stainless Ltd.	143,968	1,152,601
Jindal Steel & Power Ltd.	156,081	1,703,389
Jio Financial Services Ltd. (a)	1,242,659	4,752,821
JK Cement Ltd.	16,230	832,074
JK Lakshmi Cement Ltd.	36,371	349,841
JK Tyre & Industries Ltd.	61,332	287,931
JM Financial Ltd.	195,257	323,163
JSW Energy Ltd.	151,709	1,222,938
JSW Steel Ltd.	265,711	3,033,693
Jubilant Foodworks Ltd.	163,673	1,118,185
Jubilant Ingrevia Ltd.	34,958	297,155
Jubilant Pharmova Ltd.	31,663	455,326
Jupiter Wagons Ltd.	67,385	411,459
Jyothy Laboratories Ltd.	65,124	400,333
Kajaria Ceramics Ltd.	40,025	570,993
Kalpataru Power Transmission Ltd.	47,789	723,287
Kalyan Jewellers India Ltd.	138,599	1,081,065
Kansai Nerolac Paints Ltd.	107,562	363,183
Kaynes Technology India Ltd. (a)	10,933	705,578
KEC International Ltd.	58,015	678,315
KEI Industries Ltd.	24,961	1,199,338
KFin Technologies Ltd.	32,729	388,274
Kirloskar Brothers Ltd.	11,500	263,528
Kirloskar Oil Engines Ltd.	36,298	493,653
Kirloskar Pneumatic Co. Ltd.	18,148	357,947
KNR Constructions Ltd.	72,626	255,574
Kotak Mahindra Bank Ltd.	467,111	9,589,636
KPI Green Energy Ltd. (d)	22,341	205,582
KPIT Technologies Ltd.	71,579	1,181,372
KPR Mill Ltd.	39,499	437,109
Krishna Institute of Medical Sciences Ltd. (a)(d)	113,916	731,541
KSB Ltd.	30,401	288,865
L&T Finance Ltd.	353,499	612,306
Larsen & Toubro Ltd.	286,856	12,322,063
Laurus Labs Ltd. (d)	163,352	952,658
Lemon Tree Hotels Ltd. (a)(d)	232,941	324,768
LIC Housing Finance Ltd.	131,709	985,469
Lloyds Engineering Works Ltd.	240,910	211,660
LMW Ltd.	1,933	381,960
LT Foods Ltd.	66,168	305,872
Ltimindtree Ltd. (d)	34,708	2,348,587
Lupin Ltd.	97,834	2,538,411
Macrotech Developers Ltd. (d)	127,082	1,816,771
Mahanagar Gas Ltd.	23,399	400,096
Mahindra & Mahindra Financial Services Ltd.	225,617	723,830
Mahindra & Mahindra Ltd.	397,954	12,850,567
Mahindra Lifespace Developers Ltd.	44,739	262,365
Manappuram Finance Ltd.	252,065	468,731
Mankind Pharma Ltd. (a)	44,972	1,423,099
Marico Ltd.	222,055	1,687,156
Marksans Pharma Ltd.	133,832	459,684
Maruti Suzuki India Ltd.	53,415	7,010,654
Mastek Ltd.	8,164	279,502
Max Financial Services Ltd. (a)	114,533	1,745,081
Max Healthcare Institute Ltd.	329,826	3,981,346
MedPlus Health Services Ltd. (a)	34,667	274,747
Metropolis Healthcare Ltd. (d)	14,245	362,368
Minda Corp. Ltd.	57,225	348,965
Mindspace Business Parks (REIT) (d)	97,810	432,660
Motherson Sumi Wiring India Ltd.	820,775	611,098
Motilal Oswal Financial Services Ltd.	64,517	716,633
Mphasis BFL Ltd.	45,857	1,563,037
MRF Ltd.	1,013	1,473,255
Mrs Bectors Food Specialities Ltd.	15,360	344,789
MTAR Technologies Pvt Ltd. (a)	11,850	234,726
Multi Commodity Exchange of India Ltd.	11,256	868,423
Muthoot Finance Ltd.	52,591	1,204,075
Narayana Hrudayalaya Ltd.	32,679	493,765
Natco Pharma Ltd.	35,817	594,477
National Aluminium Co. Ltd.	368,032	988,684
Nava Ltd.	29,901	340,920
Navin Fluorine International Ltd.	14,760	582,919
NBCC India Ltd.	422,573	485,603
Ncc Ltd.	188,602	667,444
Nestle India Ltd.	145,040	3,900,472
Neuland Laboratories Ltd.	3,400	589,971
Newgen Software Technologies Ltd.	29,793	452,893
NHPC Ltd.	1,310,480	1,283,007
Nippon Life India Asset Management Ltd. (d)	72,746	610,504
Nlc India Ltd.	167,208	509,055
NMDC Ltd.	447,910	1,176,277
NMDC Steel Ltd. (a)	754,409	424,411
NTPC Ltd.	1,875,646	9,071,479
Nuvama Wealth Management Ltd.	4,030	333,874
Nuvoco Vistas Corp. Ltd. (a)	73,056	305,773
ODigMa Consultancy Solutions Ltd. (c)	6,691	10,127
Oil & Natural Gas Corp. Ltd.	1,352,259	4,264,540
Oil India Ltd.	210,027	1,176,953
Olectra Greentech Ltd.	19,987	388,606
One97 Communications Ltd. (a)	124,667	1,119,667
Oracle Financial Services Software Ltd.	10,221	1,319,090
Page Industries Ltd.	2,682	1,374,262
PB Fintech Ltd. (a)	126,713	2,560,099
Pcbl Ltd. /India	86,223	419,339
Persistent Systems Ltd.	48,686	3,099,826
Petronet LNG Ltd.	324,718	1,281,334
PG Electroplast Ltd.	60,522	456,469
Phoenix Mills Ltd.	83,941	1,516,274
PI Industries Ltd.	32,953	1,752,853
Pidilite Industries Ltd.	66,618	2,487,440
Piramal Enterprises Ltd.	47,320	594,640
Piramal Pharma Ltd.	273,966	872,010
PNB Housing Finance Ltd. (a)(d)	47,670	545,138
PNC Infratech Ltd.	54,928	206,651
Poly Medicure Ltd.	15,018	512,607
Polycab India Ltd.	23,604	1,810,281
Poonawalla Fincorp Ltd.	109,305	484,732
Power Finance Corp. Ltd.	642,731	3,452,817
Power Grid Corp. of India Ltd.	1,994,314	7,586,128
Power Mech Projects Ltd.	10,918	382,839
Praj Industries Ltd.	55,566	487,196
Prestige Estates Projs. Ltd.	73,671	1,430,229
Procter & Gamble Health Ltd.	5,098	317,394
Protean eGov Technologies Ltd.	13,747	302,546
PTC India Ltd.	123,134	265,357
Punjab National Bank	942,669	1,094,880
PVR INOX Ltd. (a)	35,778	665,229
Quess Corp. Ltd. (d)	32,333	276,743
Radico Khaitan Ltd.	33,202	938,989
Rail Vikas Nigam Ltd.	221,898	1,237,770
RailTel Corp. of India Ltd.	47,626	237,184
Rainbow Children's Medicare Ltd.	24,398	467,707
Ramkrishna Forgings Ltd.	37,323	407,043
Rategain Travel Technologies Ltd. (a)	29,764	265,408
Ratnamani Metals & Tubes Ltd.	13,228	577,766
Rattanindia Power Ltd. (a)	1,278,859	218,330
Raymond Lifestyle Ltd.	13,287	346,150
Raymond Ltd.	14,738	286,125
RBL Bank Ltd. (d)	221,231	444,335
REC Ltd.	568,936	3,512,615
Redington (India) Ltd.	274,037	631,843
Relaxo Footwears Ltd.	41,787	382,980
Reliance Industries Ltd.	1,294,153	20,462,568
Reliance Industries Ltd. (a)	1,294,153	20,316,234
Reliance Infrastructure Ltd. (a)	101,251	336,283
Reliance Power Ltd. (a)	1,170,269	592,141
Restaurant Brands Asia Ltd. (a)	212,754	228,657
RHI Magnesita India Ltd.	35,943	252,725
RITES Ltd.	52,120	185,693
Route Mobile Ltd.	13,650	246,431
RR Kabel Ltd.	18,680	333,202
Safari Industries India Ltd.	11,558	302,636
Sammaan Capital Ltd.	195,204	333,282
Samvardhana Motherson International Ltd.	1,150,042	2,463,992
Sanofi Consumer Healthcare India Ltd.	4,108	238,420
Sanofi India Ltd.	4,186	338,134
Sapphire Foods India Ltd. (a)	111,841	426,297
Saregama India Ltd.	45,368	289,496
SBI Cards & Payment Services Ltd.	127,173	1,038,545
SBI Life Insurance Co. Ltd. (d)	192,410	3,704,326
Schneider Electric Infrastructure Ltd. (a)	25,902	239,168
Shakti Pumps (INDIA) Ltd.	3,941	208,733
Sheela Foam Private Ltd. (a)	27,922	275,612
Shipping Corp. of India Ltd.	77,118	197,647
Shree Cement Ltd.	3,985	1,185,278
Shriram Finance Ltd.	119,862	4,450,024
Shyam Metalics & Energy Ltd.	30,294	304,419
Siemens Ltd.	38,394	3,176,117
SJVN Ltd.	366,416	489,925
SKF India Ltd.	10,851	663,833
Sobha Ltd.	2,095	18,717
Sobha Ltd.	17,608	331,693
Solar Industries India Ltd.	11,626	1,409,823
Sona Blw Precision Forgings Ltd. (d)	190,622	1,550,523
Sonata Software Ltd.	76,893	557,845
South Indian Bank Ltd.	914,641	266,028
SRF Ltd.	63,251	1,681,725
Star Health & Allied Insurance Co. Ltd. (a)	109,728	656,561
State Bank of India	757,011	7,366,474
Sterling & Wilson Renewable Energy Ltd. (a)	49,699	345,010
Strides Pharma Science Ltd.	31,173	575,686
Sumitomo Chemical India Ltd.	57,049	388,502
Sun Pharmaceutical Industries Ltd.	408,323	8,960,517
Sun TV Ltd.	41,469	370,631
Sundaram Finance Ltd.	29,474	1,684,441
Sundram Fasteners Ltd.	49,100	785,169
Supreme Industries Ltd.	27,234	1,387,485
Supreme Petrochem Ltd.	32,629	292,184
Suven Pharmaceuticals Ltd. (a)	45,937	714,641
Suzlon Energy Ltd. (a)	4,129,122	3,274,266
Swan Energy Ltd.	51,280	302,919
Syngene International Ltd. (d)	80,871	826,099
Tamilnad Mercantile Bank Ltd.	54,601	292,082
Tanla Solutions Ltd.	33,861	301,582
Tata Chemicals Ltd.	61,300	834,643
Tata Communications Ltd.	52,608	1,107,755
Tata Consultancy Services Ltd.	383,525	18,039,424
Tata Consumer Products Ltd.	260,290	3,096,642
Tata Elxsi Ltd.	14,918	1,242,887
Tata Investment Corp. Ltd.	5,646	460,704
Tata Motors Ltd.	862,854	8,534,295
Tata Power Co. Ltd./The	615,088	3,206,102
Tata Steel Ltd.	3,239,603	5,693,526
Tata Teleservices (Maharashtra) Ltd. (a)	254,983	221,955
TD Power Systems Ltd.	52,816	257,849
TeamLease Services Ltd. (a)	5,896	195,415
Tech Mahindra Ltd.	237,069	4,512,255
Techno Electric & Engineering Co. Ltd.	20,977	388,269
Tejas Networks Ltd. (a)(d)	36,422	579,013
Texmaco Rail & Engineering Ltd.	97,080	255,486
The Indian Hotels Co. Ltd.	363,680	2,916,561
The Jammu & Kashmir Bank Ltd.	254,594	303,178
The Karnataka Bank Ltd.	126,669	325,714
The Karur Vysya Bank Ltd.	195,127	523,417
The Ramco Cements Ltd.	56,510	594,974
Thermax Ltd.	18,163	1,063,028
Time Technoplast Ltd.	67,837	339,990
Timken India Ltd.	18,500	744,521
Titagarh Rail System Ltd.	35,512	513,804
Titan Co. Ltd.	152,008	5,887,842
Torrent Pharmaceuticals Ltd.	44,118	1,676,909
Torrent Power Ltd.	73,187	1,583,207
Trent Ltd.	77,668	6,562,999
Trident Ltd.	754,664	309,569
Triveni Turbine Ltd.	62,477	512,212
TTK Prestige Ltd.	26,367	270,704
Tube Investments of India Ltd.	45,544	2,421,280
TVS Holdings Ltd.	2,374	351,940
Tvs Motor Co. Ltd.	101,040	2,990,685
Ujjivan Small Finance Bank Ltd. (d)	705,634	318,700
Ultratech Cement Ltd.	49,486	6,498,124
Union Bank of India Ltd.	659,865	915,044
United Spirits Ltd.	123,808	2,130,346
Uno Minda Ltd.	87,154	1,015,120
UPL Ltd.	220,259	1,447,897
Usha Martin Ltd.	73,698	371,579
UTI Asset Management Co. Ltd.	27,917	441,527
V-Guard Industries Ltd.	94,446	486,932
VA Tech Wabag Ltd. (a)	23,243	488,946
Vardhman Textiles Ltd.	52,978	295,717
Varun Beverages Ltd.	483,574	3,406,588
Vedant Fashions Ltd.	33,862	563,524
Vedanta Ltd.	594,111	3,270,301
Vesuvius India Ltd.	4,435	277,647
Vijaya Diagnostic Centre Pvt Ltd.	24,547	291,167
Vinati Organics Ltd.	14,409	337,820
VIP Industries Ltd.	40,323	228,399
Vodafone Idea Ltd. (a)	10,716,740	1,030,430
Voltamp Transformers Ltd.	2,871	395,749
Voltas Ltd.	92,042	1,801,616
Waaree Renewable Technologies Ltd.	11,931	213,358
Welspun Gujarat Stahl Rohren Ltd.	44,362	381,908
Westlife Foodworld Ltd. (a)	31,508	284,260
Whirlpool of India Ltd.	28,526	673,288
Wipro Ltd.	567,379	3,693,207
Wockhardt Ltd. (a)	35,815	511,520
Yes Bank Ltd. (a)	6,152,218	1,485,120
Zee Entertainment Enterprises Ltd.	367,628	531,830
Zen Technologies Ltd.	18,993	422,704
Zensar Technologies Ltd.	55,147	459,488
ZF Commercial Vehicle Control Systems India Ltd.	2,143	365,135
Zomato Ltd. (a)	2,833,387	8,128,790
Zydus Lifesciences Ltd.	117,443	1,394,944
TOTAL INDIA		801,969,644
Indonesia - 0.5%
Amman Mineral Internasional PT (a)	2,763,319	1,610,498
First Pacific Co. Ltd.	1,138,620	640,273
First Resources Ltd.	278,400	306,584
Golden Agri-Resources Ltd.	2,874,598	629,407
Nickel Industries Ltd.	782,672	462,395
PT Adaro Energy Indonesia Tbk	6,197,654	1,426,474
PT AKR Corporindo Tbk	4,316,048	370,975
PT Aneka Tambang Tbk	4,023,741	409,074
PT Astra International Tbk	8,572,147	2,782,926
PT Bank Aladin Syariah Tbk (a)	4,809,863	279,238
PT Bank Central Asia Tbk	23,521,945	15,223,322
PT Bank Jago Tbk (a)	1,936,717	349,348
PT Bank Mandiri (Persero) Tbk	15,902,022	6,750,713
PT Bank Negara Indonesia (Persero) Tbk	6,399,786	2,134,559
PT Bank Rakyat Indonesia (Persero) Tbk	29,076,979	8,864,237
PT Barito Pacific Tbk	12,153,976	769,489
PT BFI Finance Indonesia Tbk	3,910,094	244,419
PT Bukalapak.com Tbk (a)	28,030,612	228,202
PT Bukit Asam Tbk	2,035,731	383,448
PT Bumi Resources Minerals Tbk (a)	28,779,001	672,777
PT Bumi Resources Tbk (a)	52,023,405	456,589
PT Chandra Asri Pacific Tbk	3,383,501	1,869,333
PT Charoen Pokphand Indonesia Tbk	3,322,882	1,112,422
PT Ciputra Development Tbk	4,650,567	397,029
PT ESSA Industries Indonesia Tbk	5,283,248	331,492
PT GoTo Gojek Tokopedia Tbk (a)	388,734,092	1,677,985
PT Gudang Garam Tbk (a)	376,834	337,940
PT Hanson International Tbk (a)(c)	3,268,900	10,414
PT Indah Kiat Pulp & Paper Tbk	1,165,628	598,712
PT Indo Tambangraya Megah Tbk	215,729	344,792
PT Indocement Tunggal Prakarsa Tbk	580,933	265,946
PT Indofood CBP Sukses Makmur Tbk	1,114,781	867,539
PT Indofood Sukses Makmur Tbk	2,218,186	1,073,223
PT Inti Agriculture Resources Tbk (a)(c)	1,180,800	3,762
PT Japfa Comfeed Indonesia Tbk	2,855,135	332,865
PT Jasa Marga Tbk	1,022,042	315,253
PT Kalbe Farma Tbk	9,549,956	973,837
PT Map Aktif Adiperkasa	4,819,060	330,145
PT Medco Energi International Tbk	3,579,731	291,834
PT Medikaloka Hermina Tbk	3,121,994	295,689
PT Merdeka Copper Gold Tbk (a)	4,384,202	677,733
PT Mitra Adiperkasa Tbk	3,860,148	387,861
PT Mitra Keluarga Karyasehat Tbk	2,359,598	403,757
PT Pabrik Kertas Tjiwi Kimia Tbk	858,068	404,519
PT Pacific Strategic Financial Tbk (a)	4,480,471	306,949
PT Pakuwon Jati Tbk	9,922,088	299,463
PT Perusahaan Gas Negara Tbk Series B	4,862,476	484,234
PT Pool Advista Indonesia Tbk (a)(c)	184,900	589
PT Sarana Menara Nusantara Tbk	10,221,192	521,022
PT Semen Indonesia (Persero) Tbk	1,573,269	395,591
PT Sugih Energy Tbk (a)(c)	40,500	129
PT Sumber Alfaria Trijaya Tbk	8,205,051	1,720,013
PT Telkom Indonesia Persero Tbk	21,412,662	3,827,359
PT Transcoal Pacific Tbk	530,881	246,714
PT Unilever Indonesia Tbk	3,405,475	426,225
PT United Tractors Tbk	666,746	1,163,819
PT Wijaya Karya Persero Tbk (a)	10,326,300	248,421
PT XL Axiata Tbk	2,484,013	355,676
TOTAL INDONESIA		68,295,233
Ireland - 0.2%
AerCap Holdings NV	83,264	7,789,347
AIB Group PLC	762,399	4,058,592
Bank of Ireland Group PLC	430,849	3,965,767
C&C Group PLC (United Kingdom)	206,833	393,117
Cairn Homes PLC	282,969	657,152
COSMO Pharmaceuticals NV	4,404	341,182
Dalata Hotel Group PLC	96,208	447,903
Glanbia PLC	86,016	1,426,850
Glenveagh Properties PLC (a)(d)	316,203	550,320
Greencore Group PLC (a)(b)	204,770	549,205
Irish Residential Properties REIT PLC	277,644	262,746
Kerry Group PLC Class A	65,539	6,523,039
Kingspan Group PLC (Ireland)	65,550	5,750,507
Uniphar PLC	116,149	285,531
TOTAL IRELAND		33,001,258
Israel - 0.6%
Airport City Ltd. (a)	30,365	463,346
Alony Hetz Properties & Investments Ltd.	72,476	589,051
Amot Investments Ltd.	103,450	504,864
Ashtrom Group Ltd. (a)	19,347	296,774
Aura Investments Ltd.	75,086	382,119
Azrieli Group	18,784	1,440,687
Bank Hapoalim BM (Reg.)	538,639	5,632,317
Bank Leumi le-Israel BM	648,402	6,611,689
Bezeq The Israel Telecommunication Corp. Ltd.	948,504	1,218,560
Big Shopping Centers Ltd. (a)	7,815	939,361
Camtek Ltd.	12,569	995,641
Cellcom Israel Ltd. (Israel) (a)	56,080	265,579
Cellebrite DI Ltd. (a)	29,676	538,619
Check Point Software Technologies Ltd. (a)	37,795	6,546,472
Clal Insurance Enterprises Holdings Ltd. (a)	28,596	548,885
Danel Adir Yeoshua Ltd.	2,867	287,817
Delek Group Ltd.	4,134	488,937
Delta Galil Industries Ltd.	5,296	236,767
Elbit Systems Ltd. (Israel)	11,565	2,647,400
Electra Israel Ltd.	995	454,235
Energean PLC	69,971	907,655
Energix-Renewable Energies Ltd.	131,347	458,516
Enlight Renewable Energy Ltd. (a)	52,686	839,207
Equital Ltd. (a)	10,828	392,196
Fattal Holdings 1998 Ltd. (a)	3,434	434,002
FIBI Holdings Ltd.	8,230	386,444
First International Bank of Israel	23,425	1,042,867
Formula Systems (1985) Ltd.	4,895	419,596
Fox Wizel Ltd.	4,059	298,276
Global-e Online Ltd. (a)	42,525	1,634,661
Harel Insurance Investments and Financial Services Ltd.	47,207	492,739
Hilan Ltd.	7,453	408,619
Icl Group Ltd.	342,619	1,417,089
Isracard Ltd.	88,450	343,339
Israel Canada T.R Ltd.	75,510	283,406
Israel Corp. Ltd. (Class A)	1,621	356,273
Israel Discount Bank Ltd. (Class A)	536,990	3,166,925
Kornit Digital Ltd. (a)(b)	20,709	474,029
Matrix IT Ltd.	18,251	366,882
Mega Or Holdings Ltd.	11,896	334,067
Melisron Ltd.	11,046	879,729
Menora Mivtachim Holdings Ltd.	11,949	372,342
Migdal Insurance & Financial Holdings Ltd.	214,901	350,359
Mivne Real Estate KD Ltd.	262,007	717,539
Mizrahi Tefahot Bank Ltd.	67,624	2,798,771
Nano Dimension Ltd. ADR (a)(b)	97,621	211,838
Next Vision Stabilized Systems Ltd.	24,639	280,725
NICE Ltd. (a)	27,250	4,815,410
Nova Ltd. (a)	12,292	2,310,025
Oddity Tech Ltd. (a)(b)	13,843	531,433
Oil Refineries Ltd.	1,145,818	292,632
One Software Technologies Ltd.	24,131	357,238
OPC Energy Ltd. (a)	53,883	437,792
OY Nofar Energy Ltd. (a)	10,708	249,393
Partner Communications Co. Ltd. (a)	76,239	324,512
Paz Retail & Energy Ltd.	4,566	517,051
Perion Network Ltd. (a)	22,723	184,925
Phoenix Financial Ltd.	82,863	961,627
Plus500 Ltd.	33,389	1,008,312
Radware Ltd. (a)	17,004	382,760
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,790	289,802
Reit 1 Ltd.	91,030	414,033
Retailors Ltd.	10,655	192,166
Sapiens International Corp. NV	15,041	564,523
Sella Capital Real Estate Ltd.	126,598	268,416
Shapir Engineering and Industry Ltd. (a)	68,866	453,336
Shikun & Binui Ltd. (a)	154,370	409,951
Shufersal Ltd.	97,531	866,055
Strauss Group Ltd.	27,024	456,640
Summit Real Estate Holdings Ltd.	20,310	313,557
Tel Aviv Stock Exchange Ltd.	40,777	409,904
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	478,600	8,825,384
Tower Semiconductor Ltd. (a)	48,146	2,024,853
Wix.com Ltd. (a)	23,057	3,853,286
YH Dimri Construction & Development Ltd.	3,698	323,821
ZIM Integrated Shipping Services Ltd. (b)	41,076	977,198
TOTAL ISRAEL		84,173,246
Italy - 1.7%
A2A SpA	665,372	1,519,893
ACEA SpA	18,549	351,478
Amco - Asset Management Co. SpA Class B (a)(c)	141	0
Amplifon SpA	55,836	1,560,905
Anima Holding SpA (d)	105,080	637,798
Ariston Holding NV (b)	41,091	172,798
Azimut Holding SpA	54,514	1,349,613
Banca Generali SpA	26,091	1,156,221
Banca IFIS SpA	14,879	356,386
Banca Monte dei Paschi di Siena SpA	396,009	2,167,578
Banca Popolare di Sondrio SCARL	164,482	1,228,254
Banco BPM SpA	562,794	3,793,062
BFF Bank SpA (d)	76,143	743,350
BPER Banca	431,996	2,631,460
Brembo N.V.	67,439	707,086
Brunello Cucinelli SpA	15,777	1,558,258
Buzzi SpA	38,176	1,494,103
Carel Industries SpA (b)(d)	23,824	489,785
Coca-Cola HBC AG	92,987	3,249,347
Credito Emiliano SpA	44,461	480,723
Cromwell European (REIT)	164,727	288,808
Davide Campari Milano NV	274,416	1,842,364
De'Longhi SpA	35,193	1,100,967
DiaSorin SpA	9,600	1,044,240
El.En. Group SpA	23,042	250,639
Enav SpA (d)	115,425	488,906
Enel SpA	3,397,411	25,766,227
Eni SpA	962,133	14,656,353
ERG SpA	26,392	592,531
Ferrari NV (Italy)	53,410	25,550,941
Ferretti SpA (b)	132,885	390,273
FinecoBank SpA	266,467	4,256,440
Generali	425,007	11,811,800
GVS SpA (a)(d)	34,095	228,455
Hera SpA	341,528	1,307,670
Industrie de Nora SpA (b)	15,629	146,969
Infrastrutture Wireless Italiane SpA (d)	138,927	1,564,070
Intercos SpA	24,387	391,007
Interpump Group SpA	34,512	1,533,151
Intesa Sanpaolo SpA	6,140,866	26,282,977
Iren SpA	278,734	604,263
Italgas SpA	193,704	1,185,196
Iveco Group NV	76,185	793,234
Leonardo SpA	175,846	4,202,344
Lottomatica Group SpA	49,765	622,517
Maire SpA	66,270	500,632
MARR SpA	22,163	257,953
Mediobanca SpA	214,915	3,546,348
MFE-MediaForEurope NV Class A	110,799	363,252
Moncler SpA	94,706	5,247,658
Nexi SpA (a)(d)	261,676	1,651,470
OVS (d)	106,447	326,753
Piaggio & C SpA (b)	96,168	231,599
Pirelli & C. SpA (d)	150,442	822,471
Poste Italiane SpA (d)	190,089	2,675,595
Prysmian SpA	114,900	8,101,364
Rai Way SpA (d)	59,463	340,868
Recordati SpA	46,754	2,649,632
Reply SpA	10,366	1,581,969
Reply SpA rights (a)	10,366	1
Saipem SpA (a)	558,463	1,326,710
Salcef Group SpA	9,945	280,178
Salvatore Ferragamo Italia SpA (b)	34,688	231,862
Sanlorenzo SpA	8,930	336,091
Sesa SpA (b)	3,565	309,839
Sesa SpA rights (a)	3,565	0
Snam SpA	826,954	3,974,076
SOL SpA	15,761	610,327
Tamburi Investment Partners SpA (b)	59,797	563,283
Technogym SpA (d)	62,022	668,573
Technoprobe SpA (a)	79,370	537,865
Telecom Italia SpA (a)	4,169,827	1,055,464
Terna - Rete Elettrica Nazionale	586,210	5,078,244
Tinexta SpA	12,291	144,525
UniCredit SpA	625,188	27,657,826
Unipol Gruppo SpA	170,419	2,118,816
Webuild SpA	227,130	644,828
Webuild SpA warrants 8/2/30 (a)	276	784
Zignago Vetro SpA	20,815	237,736
TOTAL ITALY		226,625,032
Japan - 14.8%
77 Bank Ltd.	27,468	707,129
ABC-MART, Inc.	42,567	834,049
ACOM Co. Ltd.	206,466	485,125
Activia Properties, Inc.	274	584,361
Adastria Co. Ltd.	12,996	300,354
Adeka Corp.	36,207	653,197
Advance Logistics Investment Corp.	325	253,583
Advance Residence Investment Corp.	568	1,141,406
Advantest Corp.	326,949	18,930,235
Aeon (REIT) Investment Corp.	686	573,326
AEON Co. Ltd.	278,817	6,831,894
Aeon Delight Co. Ltd.	9,982	283,534
AEON Financial Service Co. Ltd.	49,256	396,618
AEON MALL Co. Ltd.	39,433	522,188
AGC, Inc.	85,690	2,625,981
Ai Holdings Corp.	18,999	289,518
Aica Kogyo Co. Ltd.	24,641	533,223
Aichi Financial Group, Inc.	18,471	275,574
Aiful Corp.	147,692	310,354
Ain Holdings, Inc.	12,442	410,895
Air Water, Inc.	80,770	1,016,011
Aisin Seiki Co. Ltd.	223,507	2,323,886
Ajinomoto Co., Inc.	198,088	7,609,699
Alfresa Holdings Corp.	72,911	1,051,964
Alps Alpine Co. Ltd.	81,304	798,954
Amada Co. Ltd.	137,844	1,358,440
Amano Corp.	23,858	688,120
Amvis Holdings, Inc.	17,528	227,537
Ana Holdings, Inc.	65,951	1,299,019
Anritsu Corp.	61,224	461,078
Aozora Bank Ltd. (b)	46,994	810,185
Appier Group, Inc. (a)	31,174	334,306
Arata Corp.	14,003	314,381
Arcland Sakamoto Co. Ltd.	25,032	273,494
ARCS Co. Ltd.	19,266	319,670
ARE Holdings, Inc.	36,668	448,921
Ariake Japan Co. Ltd.	9,997	349,025
Artience Co. Ltd.	17,738	425,143
As One Corp.	24,825	464,249
Asahi Group Holdings	615,499	7,389,234
ASAHI INTECC Co. Ltd.	93,311	1,495,181
Asahi Kasei Corp.	543,655	3,750,506
Asics Corp.	293,724	5,130,447
ASKUL Corp.	19,071	240,482
Astellas Pharma, Inc.	775,022	9,074,212
Atom Corp. (a)(b)	52,572	233,979
Autobacs Seven Co. Ltd.	34,516	321,097
Axial Retailing, Inc.	36,772	214,488
AZ-Com Maruwa Holdings, Inc.	30,670	206,952
Azbil Corp.	193,360	1,503,560
Bandai Namco Holdings, Inc.	255,755	5,362,193
Bank of Nagoya Ltd.	6,741	263,949
BayCurrent Consulting, Inc.	56,172	1,825,538
Belc Co. Ltd.	5,379	230,215
Bic Camera, Inc.	44,081	490,614
Biprogy, Inc.	33,776	1,065,836
Bridgestone Corp.	239,955	8,550,825
Brother Industries Ltd.	101,736	1,981,537
Bunka Shutter Co. Ltd.	28,144	338,647
C. Uyemura & Co. Ltd.	4,801	333,681
Calbee, Inc.	36,210	809,633
Canon Marketing Japan, Inc.	19,764	593,692
Canon, Inc.	396,742	12,904,029
Capcom Co. Ltd.	147,192	2,912,704
Casio Computer Co. Ltd.	87,472	637,589
Central Glass Co. Ltd.	9,989	227,545
Central Japan Railway Co.	327,546	6,783,227
Chiba Bank Ltd.	226,249	1,651,101
Chubu Electric Power Co., Inc.	271,618	3,122,293
Chudenko Corp.	14,009	293,643
Chugai Pharmaceutical Co. Ltd.	286,301	13,622,628
Chugin Financial Group, Inc.	66,295	629,946
Chugoku Electric Power Co., Inc.	123,631	899,745
Chugoku Marine Paints Ltd.	21,175	302,458
Citizen Watch Co. Ltd.	92,404	549,354
CKD Corp.	23,264	391,599
Coca-Cola Bottlers Japan, Inc.	58,487	749,149
Colowide Co. Ltd. (b)	39,234	434,516
Comforia Residential REIT, Inc.	295	578,129
COMSYS Holdings Corp.	48,845	1,024,823
Concordia Financial Group Ltd.	447,784	2,218,008
Cosmo Energy Holdings Co. Ltd.	26,714	1,318,596
Cosmos Pharmaceutical Corp.	18,482	888,301
CRE Logistics REIT, Inc.	296	270,774
Create Restaurants Holdings, Inc.	56,519	450,244
Create SD Holdings Co. Ltd.	13,983	274,647
Credit Saison Co. Ltd.	63,921	1,437,728
CyberAgent, Inc.	185,879	1,213,363
Dai Nippon Printing Co. Ltd.	166,478	2,889,455
Dai-Dan Co. Ltd.	14,657	286,181
Dai-ichi Mutual Life Insurance Co.	387,240	9,654,018
Daicel Chemical Industries Ltd.	104,395	921,397
Daido Steel Co. Ltd.	59,218	458,542
Daiei Kankyo Co. Ltd.	19,264	397,338
Daifuku Co. Ltd.	138,942	2,611,657
Daihen Corp.	8,122	336,921
Daiichi Sankyo Co. Ltd.	788,603	25,667,641
Daiichikosho Co. Ltd.	38,702	483,607
Daikin Industries Ltd.	112,529	13,509,864
Daio Paper Corp.	48,248	273,562
Daiseki Co. Ltd.	21,779	556,058
Daishi Hokuetsu Financial Group, Inc.	33,608	533,574
Daito Trust Construction Co. Ltd.	24,397	2,695,954
Daiwa House Industry Co. Ltd.	236,166	7,044,516
Daiwa House REIT Investment Corp.	947	1,442,430
Daiwa Office Investment Corp.	246	485,812
Daiwa Securities Group, Inc.	576,863	3,774,002
Daiwa Securities Living Invest	880	529,270
Daiwabo Holdings Co. Ltd.	37,983	683,746
DCM Holdings Co. Ltd.	51,313	480,277
DeNA Co. Ltd.	33,298	407,949
Denka Co. Ltd.	38,344	541,896
DENSO Corp.	802,847	11,403,233
Dentsu Group, Inc.	88,629	2,735,779
Dentsu Soken, Inc.	11,734	417,630
Descente Ltd.	14,757	417,998
Dexerials Corp.	71,167	1,086,548
Dic Corp.	35,049	763,061
Digital Garage, Inc.	14,668	302,676
Dip Corp.	17,421	306,226
Disco Corp.	39,448	11,224,329
Dmg Mori Co. Ltd.	61,286	1,168,605
Doutor Nichires Holdings Co., Ltd.	17,799	260,993
Dowa Holdings Co. Ltd.	24,585	835,280
DTS Corp.	20,840	539,789
Duskin Co. Ltd.	18,188	481,944
Earth Corp.	8,328	284,504
East Japan Railway Co.	386,477	7,762,523
Ebara Corp.	196,118	2,947,341
EDION Corp.	33,636	389,564
Eisai Co. Ltd.	109,164	3,698,489
Eizo Corp.	21,548	317,511
Elecom Co. Ltd.	23,605	222,530
Electric Power Development Co. Ltd.	66,855	1,117,241
en japan, Inc.	15,648	249,218
ENEOS Holdings, Inc.	1,235,791	6,234,009
Exedy Corp.	18,471	508,114
Exeo Group, Inc.	82,311	842,434
Ezaki Glico Co. Ltd.	21,931	646,137
FANUC Corp.	403,343	10,701,222
Fast Retailing Co. Ltd.	81,294	25,991,440
FCC Co. Ltd.	20,660	321,303
Ferrotec Holdings Corp.	20,846	348,334
Financial Products Group Co. Ltd.	28,077	431,288
Food & Life Companies Ltd.	47,243	931,614
FP Corp.	22,185	388,664
Freee KK (a)	20,551	383,511
Frontier Real Estate Investment Corp.	219	581,562
Fuji Corp.	37,012	544,623
Fuji Electric Co. Ltd.	57,513	2,929,017
Fuji Kyuko Co. Ltd.	11,573	194,167
Fuji Media Holdings, Inc.	21,360	241,463
Fuji Oil Holdings, Inc.	19,938	429,189
Fuji Seal International, Inc.	20,264	344,126
Fuji Soft ABC, Inc.	22,885	1,401,252
FUJIFILM Holdings Corp.	475,521	11,311,846
Fujikura Ltd.	108,564	3,990,081
Fujimi, Inc.	23,180	356,627
Fujita Kanko, Inc. (a)	3,900	237,881
Fujitec Co. Ltd.	25,723	925,570
Fujitsu General Ltd.	30,491	380,246
Fujitsu Ltd.	707,679	13,605,724
Fukuda Denshi Co. Ltd.	6,850	345,004
Fukuoka (REIT) Investment Fund	310	289,197
Fukuoka Financial Group, Inc.	74,672	1,703,386
Fukushima Galilei Co. Ltd.	5,770	208,372
Fukuyama Transporting Co. Ltd.	10,369	263,701
Funai Soken Holdings, Inc.	21,431	341,112
Furukawa Electric Co. Ltd.	29,170	717,406
Furuya Metal Co. Ltd.	8,889	230,794
Fuso Chemical Co. Ltd.	9,782	238,578
Future Corp.	22,978	294,217
Fuyo General Lease Co. Ltd.	9,544	675,365
Global One Real Estate Investment Corp.	480	309,255
Glory Ltd.	20,142	326,694
GLP J-REIT	1,939	1,705,003
GMO Internet, Inc.	30,593	528,711
GMO Payment Gateway, Inc.	18,004	1,078,388
GNI Group Ltd. (a)	22,907	456,861
GOLDWIN, Inc.	9,493	492,360
GS Yuasa Corp.	35,460	627,351
GungHo Online Entertainment, Inc.	19,742	439,739
Gunma Bank Ltd.	150,018	844,838
Gunze Ltd.	8,695	305,421
H.I.S. Co. Ltd. (a)	24,934	285,749
H.U. Group Holdings, Inc.	24,100	414,703
H2O Retailing Corp.	40,397	540,603
Hakuhodo DY Holdings, Inc.	90,770	719,345
Hakuto Co. Ltd. (b)	6,753	198,660
Hamakyorex Co. Ltd.	46,908	382,297
Hamamatsu Photonics K.K.	124,168	1,641,830
Hankyu Hanshin Holdings, Inc.	97,493	2,650,841
Hankyu REIT, Inc.	314	248,497
Hanwa Co. Ltd.	15,563	515,656
Harmonic Drive Systems, Inc.	24,991	454,152
Haseko Corp.	107,438	1,298,615
Hazama Ando Corp.	68,448	505,592
Heiwa Corp.	24,543	335,150
Heiwa Real Estate (REIT), Inc.	470	375,519
Heiwa Real Estate Co. Ltd.	16,126	442,933
Hiday Hidaka Corp.	14,831	266,833
Hikari Tsushin, Inc.	7,524	1,518,586
Hino Motors Ltd. (a)	131,613	323,122
Hioki EE Corp.	5,081	272,860
Hirata Corp.	5,372	171,313
Hirogin Holdings, Inc.	113,496	828,994
Hirose Electric Co. Ltd.	12,083	1,437,997
Hisamitsu Pharmaceutical Co., Inc.	24,267	713,482
Hitachi Construction Machinery Co. Ltd.	45,718	991,927
Hitachi Ltd.	1,975,236	49,627,528
Hogy Medical Co. Ltd.	11,245	335,821
Hokkaido Electric Power Co., Inc.	72,751	468,006
Hokkoku Financial Holdings, Inc.	9,789	279,466
Hokuetsu Corp. (b)	40,840	407,261
Hokuhoku Financial Group, Inc.	48,208	503,845
Hokuriku Electric Power Co., Inc.	73,727	511,324
Honda Motor Co. Ltd.	1,904,716	19,155,944
Horiba Ltd.	14,474	889,775
Hoshino Resorts REIT, Inc.	274	415,935
Hoshizaki Corp.	46,281	1,521,175
Hosiden Corp.	20,924	313,423
House Foods Group, Inc.	28,748	560,368
Hoya Corp.	149,675	20,025,624
Hulic (REIT), Inc.	551	477,163
Hulic Co. Ltd.	158,930	1,471,750
Ibiden Co. Ltd.	51,048	1,621,525
Ichibanya Co. Ltd.	39,082	267,981
Ichigo Real Estate Investment Corp.	488	250,514
Ichigo, Inc.	115,026	301,378
Idec Corp.	16,908	272,560
Idemitsu Kosan Co. Ltd.	409,395	2,791,026
IDOM, Inc.	33,027	228,450
IHI Corp.	59,169	3,150,094
Iida Group Holdings Co. Ltd.	68,003	985,841
Iino Kaiun Kaisha Ltd.	36,232	265,819
Inaba Denki Sangyo Co. Ltd.	23,565	591,054
Inabata & Co. Ltd.	21,609	459,742
Industrial & Infrastructure Fund Investment Corp.	1,006	759,777
INFRONEER Holdings, Inc.	82,786	622,326
INPEX Corp.	407,033	5,365,532
Internet Initiative Japan, Inc.	47,654	915,003
Invincible Investment Corp.	3,240	1,319,713
Iriso Electronics Co. Ltd.	12,605	223,996
Isetan Mitsukoshi Holdings Ltd.	140,237	2,086,758
Isuzu Motors Ltd.	253,864	3,282,915
ITO EN Ltd.	29,306	642,255
Itochu Corp.	505,194	24,990,851
Itochu Enex Co. Ltd.	26,968	282,276
Itoham Yonekyu Holdings, Inc.	14,079	354,832
Iwatani Corp.	76,564	998,089
Iyogin Holdings, Inc.	103,817	985,536
Izumi Co. Ltd.	15,059	317,806
J. Front Retailing Co. Ltd.	104,746	1,112,368
JACCS Co. Ltd.	9,780	243,935
JAFCO Co. Ltd.	24,445	328,488
Japan Airlines Co. Ltd.	59,761	958,452
Japan Airport Terminal Co. Ltd.	27,997	1,025,591
Japan Aviation Electronics Industry Ltd.	22,735	421,752
Japan Elevator Service Holdings Co. Ltd.	32,489	622,080
Japan Excellent, Inc.	532	411,437
Japan Exchange Group, Inc.	427,812	5,014,412
Japan Hotel REIT Investment Corp.	2,176	1,003,353
Japan Logistics Fund, Inc.	389	696,985
Japan Material Co. Ltd.	29,844	355,287
Japan Petroleum Exploration Co. Ltd.	72,405	544,490
Japan Post Bank Co. Ltd.	618,455	5,523,637
Japan Post Holdings Co. Ltd.	820,712	7,571,964
Japan Post Insurance Co. Ltd.	85,930	1,415,972
Japan Prime Realty Investment Corp.	360	790,933
Japan Real Estate Investment Corp.	538	1,956,950
Japan Retail Fund Investment Corp.	2,935	1,801,392
Japan Securities Finance Co. Ltd.	37,744	492,437
Japan Steel Works Ltd.	27,397	929,275
Japan Tobacco, Inc.	503,344	14,052,083
Jcu Corp.	12,638	291,304
JEOL Ltd.	18,984	704,221
JFE Holdings, Inc.	240,196	2,891,810
JGC Holdings Corp.	97,252	834,742
JMDC, Inc.	12,140	338,311
Joyful Honda Co. Ltd.	27,462	371,568
JTEKT Corp.	94,021	634,174
Juroku Financial Group, Inc.	14,870	396,825
Justsystems Corp.	15,661	350,171
JVCKENWOOD Holdings, Inc.	65,099	511,986
K's Holdings Corp.	64,536	617,124
Kadokawa Corp.	36,670	798,206
KAGA ELECTRONICS Co. Ltd.	19,768	358,895
Kagome Co. Ltd.	34,671	686,811
Kajima Corp.	167,262	2,881,176
Kakaku.com, Inc.	55,665	854,736
Kaken Pharmaceutical Co. Ltd.	16,670	425,968
Kamigumi Co. Ltd.	35,699	745,095
Kanadevia Corp.	74,897	511,954
Kanamoto Co. Ltd.	15,550	281,039
Kandenko Co. Ltd.	49,201	719,985
Kaneka Corp.	20,758	508,804
Kanematsu Corp.	38,392	584,446
Kansai Electric Power Co., Inc.	301,302	4,832,004
Kansai Paint Co. Ltd.	70,860	1,154,072
Kao Corp.	199,585	8,796,787
Kasumigaseki Capital Co. Ltd. (b)	2,941	278,893
Katitas Co. Ltd.	26,528	336,350
Kato Sangyo	14,634	396,183
Kawasaki Heavy Industries Ltd.	64,195	2,457,920
Kawasaki Kisen Kaisha Ltd.	165,779	2,290,078
KDDI Corp.	648,914	20,232,747
KDX Realty Investment Corp.	1,712	1,628,553
Keihan Electric Railway Co., Ltd.	42,569	794,645
Keikyu Corp.	96,185	753,098
Keio Corp.	46,992	1,050,931
Keisei Electric Railway Co.	55,488	1,443,678
Kewpie Corp.	42,586	1,007,087
Keyence Corp.	82,755	37,356,739
KH Neochem Co. Ltd.	21,153	285,226
Kikkoman Corp.	296,214	3,475,406
Kinden Corp.	51,954	1,076,810
Kintetsu Group Holdings Co. Ltd.	81,339	1,890,442
Kirin Holdings Co. Ltd.	327,982	4,828,757
Kisoji Co. Ltd.	17,604	267,394
Kissei Pharmaceutical Co. Ltd.	13,885	338,824
Kitz Corp.	30,840	212,743
Kobayashi Pharmaceutical Co. Ltd. (b)	21,146	787,650
Kobe Bussan Co. Ltd.	64,009	1,570,121
Kobe Steel Ltd.	157,202	1,694,277
Koei Tecmo Holdings Co. Ltd.	52,445	548,852
Kohnan Shoji Co. Ltd.	10,649	252,513
Koito Manufacturing Co. Ltd.	86,722	1,122,951
Kokusai Electric Corp.	61,800	1,126,845
Kokuyo Co. Ltd.	38,929	626,303
Komatsu Ltd.	393,476	10,185,245
KOMEDA Holdings Co. Ltd.	22,978	434,850
KOMERI Co. Ltd.	15,254	329,718
Konami Group Corp.	42,469	3,892,704
Konica Minolta, Inc.	202,312	844,544
Konishi Co. Ltd.	29,773	255,896
Kose Corp.	14,685	807,027
Kotobuki Spirits Co. Ltd.	47,203	637,369
Kubota Corp.	425,572	5,437,570
Kumagai Gumi Co. Ltd.	16,254	375,856
Kura Sushi, Inc.	9,973	261,891
Kuraray Co. Ltd.	130,459	1,767,911
Kureha Chemical Industry Co. Ltd.	19,195	354,498
Kurita Water Industries Ltd.	44,623	1,673,574
Kusuri No Aoki Holdings Co. Ltd.	22,016	458,213
Kyb Corp.	9,784	307,368
Kyocera Corp.	549,200	5,569,827
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,272	258,157
Kyorin Pharmaceutical Co. Ltd.	27,868	276,569
Kyoritsu Maintenance Co. Ltd.	27,659	444,060
Kyoto Financial Group, Inc.	104,978	1,540,697
Kyowa Kirin Co., Ltd.	103,677	1,708,780
Kyudenko Corp.	18,291	656,654
Kyushu Electric Power Co., Inc.	171,023	1,915,251
Kyushu Financial Group, Inc.	142,877	647,066
Kyushu Railway Co.	61,719	1,623,859
LaSalle Logiport REIT	781	743,173
Lasertec Corp.	34,358	4,662,235
Leopalace21 Corp.	75,284	271,844
LIFE Corp.	11,449	248,763
Lifenet Insurance Co. (a)(b)	30,393	396,487
Lintec Corp.	18,708	388,222
Lion Corp.	109,920	1,212,598
LIXIL Group Corp.	131,325	1,541,542
LY Corp.	1,122,146	3,060,975
M&A Research Institute Holding (a)(b)	13,485	195,204
M3, Inc.	188,871	1,941,129
Mabuchi Motor Co. Ltd.	48,135	688,791
Macnica Fuji Electronics Holdings, Inc.	61,453	700,954
Makino Milling Machine Co. Ltd.	10,664	400,338
Makita Corp.	101,731	3,321,710
Mani, Inc.	36,816	439,252
Marubeni Corp.	609,199	9,107,059
Maruha Nichiro Corp.	20,069	393,656
Marui Group Co. Ltd.	68,038	1,068,353
Maruichi Steel Tube Ltd.	26,819	577,955
Maruwa Ceramic Co. Ltd.	3,816	1,052,711
Matsui Securities Co. Ltd.	60,022	323,371
MatsukiyoCocokara & Co.	146,270	1,991,420
Max Co. Ltd.	13,290	306,534
Maxell Ltd.	25,336	309,289
Mazda Motor Corp.	240,557	1,700,616
McDonald's Holdings Co. (Japan) Ltd. (b)	36,686	1,554,641
MCJ Co. Ltd.	32,631	305,749
Mebuki Financial Group, Inc.	396,258	1,482,165
Medipal Holdings Corp.	78,876	1,249,689
Medley, Inc. (a)	10,484	255,806
Megmilk Snow Brand Co. Ltd.	25,518	441,578
Meidensha Corp.	15,352	402,899
Meiji Holdings Co. Ltd.	99,470	2,320,355
Meiko Electronics Co. Ltd.	9,197	359,457
Meitec Group Holdings, Inc.	30,813	590,478
Menicon Co. Ltd.	33,546	369,115
Mercari, Inc. (a)	49,934	698,533
Micronics Japan Co. Ltd.	12,429	309,683
Milbon Co. Ltd.	15,070	318,540
Minebea Mitsumi, Inc.	158,240	2,785,733
Mirai Corp.	985	258,194
Mirait One Corp.	38,624	549,363
Misumi Group, Inc.	121,152	1,971,816
Mitsubishi Chemical Group Corp.	573,643	3,095,429
Mitsubishi Corp.	1,419,903	25,975,815
Mitsubishi Electric Corp.	811,645	14,278,890
Mitsubishi Estate Co. Ltd.	488,490	7,223,804
Mitsubishi Estate Logistics REIT Investment Corp.	205	478,285
Mitsubishi Gas Chemical Co., Inc.	66,102	1,148,814
Mitsubishi HC Capital, Inc.	328,235	2,197,940
Mitsubishi Heavy Industries Ltd.	1,366,634	19,292,706
Mitsubishi Logistics Corp.	113,035	757,768
Mitsubishi Materials Corp.	55,696	913,809
Mitsubishi Motors Corp. of Japan	290,547	863,226
Mitsubishi Pencil Co. Ltd.	15,570	251,152
Mitsubishi Shokuhin Co. Ltd.	9,302	295,146
Mitsubishi UFJ Financial Group, Inc.	4,729,718	49,852,381
Mitsuboshi Belting Ltd.	11,351	291,387
Mitsui & Co. Ltd.	1,096,455	22,354,140
Mitsui Chemicals, Inc.	72,606	1,658,744
Mitsui Engineering & Shipbuilding Co.	41,700	301,667
Mitsui Fudosan Co. Ltd.	1,139,381	9,721,605
Mitsui Fudosan Logistics Park, Inc.	984	655,153
Mitsui High-Tec, Inc. (b)	46,286	246,311
Mitsui Mining & Smelting Co. Ltd.	24,674	783,935
Mitsui OSK Lines Ltd.	143,508	4,885,811
Mitsui-Soko Co. Ltd.	10,553	490,105
Miura Co. Ltd.	37,824	883,218
MIXI, Inc.	17,897	329,915
Mizuho Financial Group, Inc.	1,029,458	21,382,877
Mizuho Leasing Co. Ltd.	63,601	416,237
Mizuno Corp.	7,930	420,908
Mochida Pharmaceutical Co. Ltd.	13,992	320,106
Modec, Inc.	21,335	464,557
Monex Group, Inc.	84,173	394,965
Money Forward, Inc. (a)	19,477	635,449
MonotaRO Co. Ltd.	105,862	1,597,071
Mori Hills REIT Investment Corp.	626	521,043
MORI TRUST Sogo (REIT), Inc.	1,115	450,435
Morinaga & Co. Ltd.	32,954	616,394
Morinaga Milk Industry Co. Ltd.	32,887	764,777
MOS Food Services, Inc.	14,072	332,418
MS&AD Insurance Group Holdings, Inc.	549,099	12,145,704
Murata Manufacturing Co. Ltd.	723,696	12,643,775
Musashi Seimitsu Industry Co. Ltd.	20,909	271,225
Nabtesco Corp.	47,668	772,685
Nagase & Co. Ltd.	37,646	781,247
Nagawa Co. Ltd.	5,961	265,015
Nagoya Railroad Co. Ltd.	82,021	909,064
Nakanishi, Inc.	30,444	517,696
Namura Shipbuilding Co. Ltd.	20,458	210,851
Nankai Electric Railway Co. Ltd.	48,785	766,763
NEC Corp.	105,328	8,962,399
NEC Networks & System Integration Corp. (b)	30,607	646,611
Net One Systems Co. Ltd.	34,040	826,452
Nexon Co. Ltd.	142,383	2,467,776
Nextage Co. Ltd. (b)	21,531	206,650
NGK Insulators Ltd.	100,551	1,238,697
NH Foods Ltd.	37,326	1,292,984
NHK Spring Co. Ltd.	84,440	1,033,534
Nichias Corp.	24,047	861,204
Nichiha Corp.	16,929	382,318
Nichirei Corp.	46,384	1,296,208
Nidec Corp.	355,770	7,087,231
Nifco, Inc.	36,512	848,216
Nihon Kohden Corp.	69,566	1,036,973
Nihon M&A Center Holdings, Inc.	137,570	595,520
Nihon Parkerizing Co. Ltd.	46,612	392,880
Nikkon Holdings Co. Ltd.	47,504	608,167
Nikon Corp.	135,554	1,679,270
Nintendo Co. Ltd.	441,484	23,320,502
Nippn Corp.	22,111	318,797
Nippon Accommodations Fund, Inc.	215	860,976
Nippon Building Fund, Inc.	3,186	2,732,796
Nippon Densetsu Kogyo Co. Ltd.	23,409	285,973
Nippon Electric Glass Co. Ltd.	33,949	772,567
Nippon Express Holdings, Inc.	33,795	1,666,160
Nippon Gas Co. Ltd.	45,781	625,704
Nippon Kayaku Co. Ltd.	65,099	514,952
Nippon Light Metal Holding Co. Ltd.	33,352	356,457
Nippon Paint Holdings Co. Ltd.	408,026	3,122,818
Nippon Paper Industries Co. Ltd.	48,325	282,118
Nippon Prologis REIT, Inc.	956	1,538,092
Nippon REIT Investment Corp.	193	399,295
Nippon Sanso Holdings Corp.	73,600	2,554,804
Nippon Seiki Co. Ltd.	28,625	223,816
Nippon Shinyaku Co. Ltd.	23,094	619,588
Nippon Shokubai Co. Ltd.	51,727	581,922
Nippon Soda Co. Ltd.	22,294	371,327
Nippon Steel Corp.	362,057	7,244,536
Nippon Telegraph & Telephone Corp.	12,580,957	12,138,554
Nippon Television Network Corp.	23,716	364,299
Nippon Yusen KK	193,171	6,467,256
Nipro Corp.	66,823	616,724
Nishi-Nippon Financial Holdings, Inc.	52,751	568,107
Nishi-Nippon Railroad Co. Ltd.	30,762	444,171
Nishimatsu Construction Co. Ltd.	15,768	528,944
Nishimatsuya Chain Co. Ltd.	19,351	285,701
Nishio Holdings Co. Ltd.	10,964	266,895
Nissan Chemical Corp.	56,219	1,898,809
Nissan Motor Co. Ltd.	980,951	2,613,305
Nissan Shatai Co. Ltd.	36,961	249,143
Nissha Co. Ltd.	23,354	285,994
Nisshin Oillio Group Ltd.	14,429	490,361
Nisshin Seifun Group, Inc.	91,688	1,070,461
Nisshinbo Holdings, Inc.	66,411	421,682
Nissin Food Holdings Co. Ltd.	85,398	2,299,507
Nissui Corp.	140,870	855,704
Niterra Co. Ltd.	67,461	1,911,937
Nitori Holdings Co. Ltd.	34,256	4,362,662
Nitto Boseki Co. Ltd.	10,082	483,152
Nitto Denko Corp.	305,845	5,032,295
Nitto Kogyo Corp.	11,442	220,999
Noevir Holdings Co. Ltd.	8,695	292,547
NOF Corp.	98,748	1,604,309
Nojima Co. Ltd.	30,155	422,919
NOK Corp.	38,555	552,788
NOMURA Co. Ltd.	48,454	245,524
Nomura Holdings, Inc.	1,295,321	6,642,282
Nomura Micro Science Co. Ltd. (b)	12,369	170,740
Nomura Real Estate Holdings, Inc.	46,374	1,141,715
Nomura Real Estate Master Fund, Inc.	1,657	1,564,233
Nomura Research Institute Ltd.	161,336	4,826,110
Noritake Co. Ltd.	11,071	278,901
Noritsu Koki Co. Ltd.	8,497	219,735
North Pacific Bank Ltd.	118,111	306,552
NS Solutions Corp.	27,673	700,207
NSD Co. Ltd.	32,747	707,270
NSK Ltd.	159,483	727,197
NTN Corp.	223,341	367,975
NTT Data Corp.	270,898	4,285,669
Ntt Ud (REIT) Investment Corp.	645	462,466
Nxera Pharma Co. Ltd. (a)	34,261	273,511
Obayashi Corp.	279,801	3,430,144
OBIC Business Consultants Ltd.	13,609	601,600
OBIC Co. Ltd.	137,975	4,508,669
Odakyu Electric Railway Co. Ltd.	134,948	1,415,860
Ogaki Kyoritsu Bank Ltd.	32,253	384,716
Ohsho Food Service Corp.	16,916	332,286
Oji Holdings Corp.	362,249	1,347,061
Okamura Corp.	27,314	343,266
Okasan Securities Group, Inc.	71,930	285,615
Oki Electric Industry Co. Ltd.	42,505	277,855
Okinawa Cellular Telephone Co.	11,434	325,278
Okuma Corp.	20,750	419,482
Okumura Corp.	13,903	390,395
Olympus Corp.	504,029	8,872,066
OMRON Corp.	74,273	2,932,396
One (REIT), Inc.	149	228,858
Ono Pharmaceutical Co. Ltd.	157,590	1,968,330
Open House Group Co. Ltd.	33,860	1,248,125
Open Up Group, Inc.	28,219	371,905
Optex Group Co. Ltd.	22,940	243,994
Oracle Corp. Japan	16,148	1,544,768
Organo Corp.	11,451	535,054
Oriental Land Co. Ltd.	463,423	11,199,616
ORIX Corp.	492,944	10,386,272
ORIX JREIT, Inc.	1,077	1,111,768
Osaka Gas Co. Ltd.	157,025	3,364,836
Osaka Soda Co. Ltd.	33,475	351,596
OSAKA Titanium technologies Co. Ltd.	14,657	205,491
OSG Corp.	35,885	423,552
Otsuka Corp.	98,195	2,203,836
Otsuka Holdings Co. Ltd.	178,361	10,774,925
Pal Group Holdings Co. Ltd.	18,484	371,813
PALTAC Corp.	13,201	356,237
Pan Pacific International Holdings Ltd.	164,683	4,085,506
Panasonic Holdings Corp.	989,779	8,145,920
Paramount Bed Holdings Co. Ltd.	19,286	333,284
Park24 Co. Ltd. (a)	59,064	734,097
Penta-Ocean Construction Co. Ltd.	119,856	497,853
PeptiDream, Inc. (a)	43,273	794,332
Persol Holdings Co. Ltd.	797,642	1,339,667
Pigeon Corp.	58,151	630,714
PILLAR Corp.	8,815	246,804
Pilot Corp.	14,094	438,083
Pola Orbis Holdings, Inc.	48,271	475,072
Prestige International, Inc.	65,766	293,994
Raito Kogyo Co. Ltd.	23,467	342,386
Rakus Co. Ltd.	39,139	523,339
Rakuten Bank Ltd. (a)	41,986	851,246
Rakuten Group, Inc. (a)	635,110	3,790,690
Recruit Holdings Co. Ltd.	632,135	38,599,762
Relo Group, Inc.	44,314	539,052
Renesas Electronics Corp.	718,922	9,632,348
Rengo Co. Ltd.	85,920	520,413
Resona Holdings, Inc.	896,833	5,917,094
Resonac Holdings Corp.	75,042	1,784,903
Resorttrust, Inc.	36,799	668,647
Ricoh Co. Ltd.	234,013	2,534,988
Ricoh Leasing Co. Ltd.	8,044	258,849
Riken Keiki Co. Ltd.	14,301	405,174
Rinnai Corp.	42,359	927,957
ROHM Co. Ltd.	145,070	1,599,373
Rohto Pharmaceutical Co. Ltd.	82,208	1,848,641
Rorze Corp.	45,610	664,744
Round One Corp.	84,421	534,300
Royal Holdings Co. Ltd. (b)	18,386	298,912
Ryohin Keikaku Co. Ltd.	106,167	1,737,412
Ryoyo Ryosan Holdings, Inc.	12,225	204,475
Saizeriya Co. Ltd.	14,661	541,174
Sakata INX Corp.	24,621	247,514
Sakata Seed Corp.	19,496	452,087
Sakura Internet, Inc. (b)	10,700	323,508
Samty Holdings Co. Ltd.	16,657	358,131
San-A Co. Ltd.	20,534	384,635
San-Ai Obbli Co. Ltd.	24,152	294,870
Sangetsu Corp.	21,805	399,210
Sanken Electric Co. Ltd.	9,889	388,749
Sanki Engineering Co. Ltd.	19,840	310,997
Sankyo Co. Ltd. (Gunma)	83,417	1,107,974
Sankyu, Inc.	22,427	778,993
Sanrio Co. Ltd.	65,245	1,770,027
Sansan, Inc. (a)	30,453	442,984
Santen Pharmaceutical Co. Ltd.	140,659	1,682,121
Sanwa Holdings Corp.	78,559	1,990,219
Sapporo Holdings Ltd.	27,203	1,305,731
Sawai Group Holdings Co. Ltd.	52,163	698,755
SBI Holdings, Inc. Japan	120,879	2,654,396
SBI Sumishin Net Bank Ltd.	23,554	412,595
Screen Holdings Co. Ltd.	34,245	2,186,225
SCSK Corp.	68,125	1,271,192
Secom Co. Ltd.	177,386	6,308,362
Sega Sammy Holdings, Inc.	67,930	1,278,384
Seibu Holdings, Inc.	96,632	2,157,659
Seiko Epson Corp.	125,326	2,277,884
Seiko Group Corp.	13,029	328,409
Seino Holdings Co. Ltd.	49,562	799,320
Seiren Co. Ltd.	21,987	369,970
Sekisui Chemical Co. Ltd.	166,035	2,343,236
Sekisui House (REIT), Inc.	1,715	815,471
Sekisui House Ltd.	256,164	6,186,763
Sekisui Jushi Corp.	14,265	211,576
SENKO Co. Ltd.	55,102	518,031
Senshu Electric Co. Ltd.	6,546	217,671
Senshu Ikeda Holdings, Inc.	117,055	259,535
Seria Co. Ltd.	20,240	422,851
Seven & i Holdings Co. Ltd.	944,982	13,607,687
Seven Bank Ltd.	283,020	597,335
SG Holdings Co. Ltd.	136,782	1,371,698
Sharp Corp. (a)(b)	114,755	698,599
Shibaura Machine Co. Ltd.	12,431	302,601
Shibaura Mechatronics Corp.	5,875	404,795
SHIFT, Inc. (a)	5,475	550,220
Shiga Bank Ltd.	17,504	375,825
Shikoku Electric Power Co., Inc.	73,697	659,557
Shimadzu Corp.	101,974	3,008,014
Shimamura Co. Ltd.	18,780	966,719
SHIMANO, Inc.	32,759	4,812,615
SHIMIZU Corp.	221,983	1,470,620
Shin-Etsu Chemical Co. Ltd.	767,339	28,118,343
Shinko Electric Industries Co. Ltd.	27,575	986,121
Shinmaywa Industries Ltd.	34,420	305,233
Shionogi & Co. Ltd.	323,107	4,614,857
Ship Healthcare Holdings, Inc.	37,103	564,199
Shiseido Co. Ltd.	169,625	3,661,342
Shizuoka Financial Group	187,611	1,497,049
SHO-BOND Holdings Co. Ltd.	18,113	637,189
Shochiku Co. Ltd.	4,499	325,348
Shoei Co. Ltd.	23,063	353,922
Showa Sangyo Co. Ltd.	12,040	228,211
Simplex Holdings, Inc.	18,591	301,494
Sinfonia Technology Co. Ltd.	9,182	310,058
Sinko Industries Ltd.	12,412	354,670
SKY Perfect JSAT Holdings, Inc.	78,590	448,856
Skylark Holdings Co. Ltd.	97,465	1,509,564
SMC Corp.	24,439	10,375,493
SMS Co., Ltd.	32,978	369,699
Socionext, Inc.	76,127	1,417,267
SoftBank Corp.	12,082,440	15,210,624
SoftBank Group Corp.	438,895	26,166,258
Sohgo Security Services Co., Ltd.	152,764	1,062,126
Sojitz Corp.	95,946	1,960,822
Sompo Holdings, Inc.	402,227	8,623,379
Sony Group Corp.	2,657,015	46,756,866
SOSiLA Logistics REIT, Inc.	366	264,025
Sotetsu Holdings, Inc.	42,757	670,824
Square Enix Holdings Co. Ltd.	33,825	1,321,090
Stanley Electric Co. Ltd.	56,812	971,669
Star Asia Investment Corp.	1,158	386,861
Star Micronics Co. Ltd.	20,827	266,777
Starts Corp., Inc.	15,070	347,147
Subaru Corp.	260,728	4,656,402
Sugi Holdings Co. Ltd.	45,407	775,243
Sumco Corp.	148,059	1,415,655
Sumitomo Bakelite Co. Ltd.	29,748	776,857
Sumitomo Chemical Co. Ltd.	634,161	1,693,045
Sumitomo Corp.	443,646	9,359,340
Sumitomo Dainippon Pharma Co., Ltd. (a)	88,900	304,961
Sumitomo Electric Industries Ltd.	301,593	4,639,274
Sumitomo Forestry Co. Ltd.	65,883	2,538,068
Sumitomo Heavy Industries Ltd.	48,116	1,072,167
Sumitomo Metal Mining Co. Ltd.	107,899	2,983,255
Sumitomo Mitsui Financial Group, Inc.	1,600,191	33,947,319
Sumitomo Mitsui Trust Holdings, Inc.	280,144	6,143,648
Sumitomo Osaka Cement Co. Ltd.	16,164	398,302
Sumitomo Realty & Development Co. Ltd.	120,030	3,560,539
Sumitomo Rubber Industries Ltd.	78,678	806,343
Sun Corp.	6,200	324,468
Sundrug Co. Ltd.	30,953	765,587
Suntory Beverage & Food Ltd.	58,523	1,974,239
Suruga Bank Ltd.	67,737	482,442
Suzuken Co. Ltd.	26,310	860,178
Suzuki Motor Corp.	673,311	6,681,491
SWCC Showa Holdings Co. Ltd.	12,607	442,118
Sysmex Corp.	218,926	4,061,827
Systena Corp.	138,284	328,435
T Hasegawa Co. Ltd.	17,004	368,988
T&D Holdings, Inc.	212,343	3,389,471
T-Gaia Corp.	8,800	152,974
Tadano Ltd.	50,318	320,314
Taiheiyo Cement Corp.	49,441	1,077,087
Taikisha Ltd.	11,660	370,908
Taisei Corp.	72,763	3,064,159
Taiyo Holdings Co. Ltd.	18,775	495,625
Taiyo Yuden Co. Ltd.	52,946	926,013
Takara Holdings, Inc.	70,979	557,922
Takara Leben Real Estate Investment Corp.	401	223,432
Takara Standard Co. Ltd.	30,809	334,602
Takasago Thermal Engineering Co. Ltd.	18,399	590,042
Takashimaya Co. Ltd.	120,646	955,223
Takeda Pharmaceutical Co. Ltd.	674,100	18,808,209
Takeuchi Manufacturing Co. Ltd.	15,659	487,991
Takuma Co. Ltd.	30,822	321,597
Tama Home Co. Ltd.	8,206	206,912
Tamron Co. Ltd.	16,421	462,108
Tbs Holdings, Inc.	14,785	363,841
TDK Corp.	832,735	9,789,047
Techmatrix Corp.	19,853	288,163
TechnoPro Holdings, Inc.	47,463	847,138
Teijin Ltd.	79,045	707,791
Terumo Corp.	574,593	10,943,298
The Awa Bank Ltd.	16,728	266,495
The Hachijuni Bank Ltd.	156,227	857,333
The Hyakugo Bank Ltd.	100,585	362,011
The Keiyo Bank Ltd.	51,205	229,482
The Kiyo Bank Ltd.	30,980	362,843
The Monogatari Corp.	14,301	336,332
The Musashino Bank Ltd.	14,463	252,267
The Nanto Bank Ltd.	13,596	265,438
The San-In Godo Bank Ltd.	64,706	519,343
The Sumitomo Warehouse Co. Ltd.	22,520	394,047
The Toho Bank Ltd.	111,145	190,672
THK Co. Ltd.	51,306	847,034
TIS, Inc.	93,019	2,319,565
TKC Corp.	12,809	332,165
Toagosei Co. Ltd.	43,870	447,582
Tobu Railway Co. Ltd.	83,375	1,349,204
Tocalo Co. Ltd.	28,437	330,794
Toda Corp.	98,046	593,438
Toei Animation Co. Ltd.	28,933	657,130
Toei Co. Ltd.	15,939	510,491
Toho Co. Ltd.	47,359	1,808,554
Toho Gas Co. Ltd.	30,998	775,221
Toho Holdings Co. Ltd. (b)	21,707	646,125
Tohoku Electric Power Co., Inc.	191,991	1,883,219
Tokai Carbon Co. Ltd.	93,264	526,424
TOKAI Holdings Corp.	50,099	307,309
Tokai Rika Co. Ltd.	25,032	353,914
Tokai Tokyo Financial Holdings	112,906	345,717
Tokio Marine Holdings, Inc.	801,116	28,853,126
Tokuyama Corp.	29,785	521,474
Tokyo Century Corp.	65,813	669,565
Tokyo Electric Power Co., Inc. (a)	641,316	2,589,966
Tokyo Electron Device Ltd.	9,404	208,119
Tokyo Electron Ltd.	191,009	28,107,558
Tokyo Gas Co. Ltd.	150,425	3,711,419
Tokyo Ohka Kogyo Co. Ltd.	41,591	957,206
Tokyo Seimitsu Co. Ltd.	17,319	931,923
Tokyo Steel Manufacturing Co. Ltd.	25,255	251,082
Tokyo Tatemono Co. Ltd.	80,543	1,315,251
Tokyo TY Financial Group, Inc.	12,331	331,696
Tokyotokeiba Co. Ltd.	9,606	261,732
Tokyu Construction Co. Ltd.	52,574	237,616
Tokyu Corp.	213,353	2,630,303
Tokyu Fudosan Holdings Corp.	244,401	1,525,162
Tokyu REIT, Inc.	413	419,245
TOMONY Holdings, Inc.	107,161	277,471
Tomy Co. Ltd.	38,288	1,010,757
Topcon Corp.	46,155	468,555
Toppan Holdings, Inc.	103,871	3,038,357
Topre Corp.	20,364	234,576
Toray Industries, Inc.	603,905	3,284,079
TORIDOLL Holdings Corp. (b)	21,960	564,489
Toshiba Tec Corp.	16,368	372,234
Tosoh Corp.	113,604	1,411,598
Totetsu Kogyo Co. Ltd.	13,405	288,771
Toto Ltd.	61,868	1,726,106
Towa Corp.	28,024	358,813
Towa Pharmaceutical Co. Ltd.	14,023	287,381
Toyo Construction Co. Ltd.	27,325	233,791
Toyo Seikan Group Holdings Ltd.	54,102	807,637
Toyo Suisan Kaisha Ltd.	37,507	2,203,303
Toyo Tanso Co. Ltd.	6,670	229,118
Toyo Tire Corp.	49,510	702,441
Toyobo Co. Ltd.	49,937	318,355
Toyoda Gosei Co. Ltd.	31,264	531,185
Toyota Boshoku Corp.	38,488	513,785
Toyota Industries Corp.	62,457	4,329,647
Toyota Motor Corp.	4,368,285	75,267,282
Toyota Tsusho Corp.	274,799	4,671,230
Transcosmos, Inc.	12,214	266,617
TRE Holdings Corp.	22,800	267,406
Trend Micro, Inc.	54,345	2,843,461
Tri Chemical Laboratories, Inc.	12,240	243,527
Trial Holdings, Inc. (b)	17,700	330,132
Trusco Nakayama Corp.	23,258	343,558
TS tech Co. Ltd.	40,482	457,771
Tsubakimoto Chain Co.	34,947	440,020
Tsumura & Co.	25,636	837,894
Tsuruha Holdings, Inc.	16,543	925,345
Tsurumi Manufacturing Co. Ltd.	8,800	245,717
U-Next Holdings Co. Ltd.	9,673	308,565
Uacj Corp.	16,150	531,573
Ube Corp.	44,316	728,932
Ulvac, Inc.	19,437	908,824
Unicharm Corp.	170,693	5,503,992
United Urban Investment Corp.	1,305	1,170,312
Ushio, Inc.	46,785	644,043
USS Co. Ltd.	173,339	1,451,675
UT Group Co. Ltd.	13,896	235,781
Valor Holdings Co. Ltd.	19,058	262,592
Visional, Inc. (a)	11,045	591,008
Wacoal Holdings Corp.	18,108	563,763
Wacom Co. Ltd.	65,762	303,152
Welcia Holdings Co. Ltd.	41,984	524,123
West Holdings Corp.	11,577	172,273
West Japan Railway Co.	191,741	3,407,953
Workman Co. Ltd. (b)	9,478	241,928
Yakult Honsha Co. Ltd.	109,136	2,371,646
Yamada Holdings Co. Ltd.	228,234	655,373
Yamaguchi Financial Group, Inc.	77,398	757,867
Yamaha Corp.	165,756	1,338,524
Yamaha Motor Co. Ltd.	366,334	3,202,133
Yamato Holdings Co. Ltd.	113,683	1,205,745
Yamato Kogyo Co. Ltd.	16,730	799,102
Yamazaki Baking Co. Ltd.	51,866	1,053,327
Yamazen Co. Ltd.	33,514	291,115
Yaoko Co. Ltd.	9,204	559,491
Yaskawa Electric Corp.	101,172	2,899,539
Yellow Hat Ltd.	19,755	321,983
Yodogawa Steel Works Ltd.	8,500	300,395
Yokogawa Bridge Holdings Corp.	18,204	332,196
Yokogawa Electric Corp.	100,292	2,223,655
Yokohama Rubber Co. Ltd.	51,379	1,053,175
YONEX Co. Ltd.	28,929	361,992
Yoshinoya Holdings Co. Ltd. (b)	28,053	571,308
Yuasa Trading Co. Ltd.	8,695	264,351
Zenkoku Hosho Co. Ltd.	21,816	788,293
Zensho Holdings Co. Ltd.	40,904	2,052,116
Zeon Corp.	67,521	628,658
Zojirushi Thermos	30,000	313,864
ZOZO, Inc.	57,043	1,849,646
TOTAL JAPAN		1,989,922,719
Jordan - 0.0%
Hikma Pharmaceuticals PLC	75,093	1,796,172
Korea (South) - 2.9%
ABL Bio, Inc. (a)	16,385	443,091
Advanced Nano Products Co. Ltd.	4,862	304,176
Alteogen, Inc. (a)	17,200	4,672,041
AMOREPACIFIC Corp.	12,671	1,073,016
AMOREPACIFIC Group, Inc.	16,407	265,260
Apr Corp.	7,215	259,522
BGF Retail Co. Ltd.	4,350	365,157
BH Co. Ltd.	12,319	147,724
Bioneer Corp. (a)	12,145	209,400
BNK Financial Group, Inc.	115,924	793,079
Celltrion Pharm, Inc.	8,829	396,149
Celltrion, Inc.	65,883	8,690,923
CHA Biotech Co. Ltd. (a)	22,878	285,256
Cheil Worldwide, Inc.	37,254	498,467
Cheryong Electric Co. Ltd.	5,110	193,618
Chong Kun Dang Pharmaceutical Corp.	4,133	307,336
CJ CheilJedang Corp.	3,665	727,521
CJ Corp.	5,850	435,117
CJ ENM Co. Ltd. (a)	4,945	225,457
CJ Logistics Corp.	4,797	305,130
Classys, Inc.	8,946	327,498
Cosmax, Inc.	4,121	450,143
Cosmo AM&T Co. Ltd. (a)	10,693	795,963
Cosmochemical Co. Ltd. (a)	14,895	229,725
Coway Co. Ltd.	24,240	1,111,081
Creative & Innovative System (a)	29,387	185,893
CS Wind Corp.	11,000	464,581
Daeduck Electronics Co. Ltd.	19,814	244,314
Daejoo Electronic Materials Co. Ltd. (a)	4,915	382,292
Daewoo Engineering & Construction Co. Ltd. (a)	112,703	288,318
Daewoong Pharmaceutical Co. Ltd.	3,222	370,874
DB HiTek Co. Ltd.	14,977	418,201
Db Insurance Co. Ltd.	19,646	1,553,552
Delivery Hero AG (a)(d)	79,082	3,357,199
Dentium Co. Ltd.	4,109	234,045
DGB Financial Group Co. Ltd.	77,311	457,670
DL E&C Co. Ltd.	16,005	359,117
DL Holdings Co. Ltd.	6,075	180,394
Dongjin Semichem Co. Ltd.	18,384	355,544
Dongsuh Co., Inc.	24,439	471,598
Doosan Bobcat, Inc.	24,038	649,349
Doosan Co. Ltd.	3,354	481,493
Doosan Fuel Cell Co. Ltd. (a)(b)	20,764	261,047
Doosan Heavy Industries & Construction Co. Ltd. (a)	191,015	2,753,484
Douzone Bizon Co. Ltd.	8,229	352,013
E-Mart, Inc.	9,797	462,604
Ecopro BM Co. Ltd. (a)(b)	20,785	2,544,811
Ecopro Co. Ltd. (a)	42,557	2,420,412
Ecopro HN Co. Ltd.	6,207	209,106
Ecopro HN Co. Ltd. rights 12/5/24 (a)	1,846	6,777
Ecopro Materials Co. Ltd.	8,658	696,927
Enchem Co. Ltd. (a)	5,881	736,184
EO Technics Co. Ltd.	3,858	469,392
ESR Kendall Square Co. Ltd. (REIT)	104,722	379,410
Eugene Technology Co. Ltd.	7,338	196,603
F&F Co. Ltd.	7,433	335,872
Fila Holdings Corp.	19,250	557,408
Green Cross Corp.	4,252	500,026
GS Engineering & Construction Corp. (a)	31,837	410,095
GS Holdings Corp.	19,968	596,717
GS Retail Co. Ltd.	27,129	426,146
Hana Financial Group, Inc.	126,530	5,476,953
Hana Micron, Inc.	26,282	212,662
Hana Tour Service, Inc.	7,429	264,440
HanAll BioPharma Co. Ltd. (a)	15,761	501,285
Hanjin Kal Corp.	11,284	690,975
Hankook Tire Co. Ltd.	32,178	822,212
Hanmi Pharm Co. Ltd.	3,259	754,761
Hanmi Science Co. Ltd.	10,885	375,607
Hanmi Semiconductor Co. Ltd.	18,627	1,215,799
Hanon Systems	80,849	231,613
Hansol Chemical Co. Ltd.	4,419	401,946
Hanwha Aerospace Co. Ltd.	13,788	3,660,161
Hanwha Corp.	21,505	436,269
Hanwha Engine (a)	26,617	274,029
Hanwha Industrial Solutions Co. Ltd.	14,771	449,249
Hanwha Life Insurance Co. Ltd.	156,447	334,882
Hanwha Ocean Co. Ltd. (a)	39,826	769,056
Hanwha Solutions Corp.	47,903	738,025
Hanwha Systems Co. Ltd.	34,037	448,606
HD Hyundai Co. Ltd.	19,093	1,105,250
HD Hyundai Construction Equipment Co. Ltd.	5,443	202,719
HD Hyundai Electric Co. Ltd.	9,992	2,346,323
HD Hyundai Heavy Industries Co. Ltd. (a)	9,438	1,246,803
HD Hyundai Infracore Co. Ltd.	67,887	325,977
Hd Hyundai Mipo (a)	11,180	887,211
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	18,055	2,396,697
HDC Hyundai Development Co.	17,474	251,301
Hite Jinro Co. Ltd.	19,349	297,647
HK inno.N Corp.	9,927	356,159
HL Mando Co. Ltd.	14,969	392,305
HLB Life Science Co. Ltd. (a)	44,596	285,057
Hlb Pharma Ceutical Co. Ltd. (a)	12,306	173,320
HLB Therapeutics Co. Ltd.	34,372	229,779
HLB, Inc. (a)	49,804	2,370,626
HMM Co. Ltd.	117,583	1,457,434
Hotel Shilla Co.	18,000	579,942
HPSP Co. Ltd.	20,747	454,847
Hs Hyosung Advanced Materials	1,441	277,338
HUGEL, Inc. (a)	2,837	559,868
HYBE Co. Ltd.	10,863	1,459,890
Hyosung Heavy Industries Co. Ltd.	2,039	588,334
Hyosung TNC Co. Ltd.	1,293	288,676
Hyundai Bioscience Co. Ltd. (a)	20,549	258,130
Hyundai Department Store Co. Ltd.	8,375	285,657
Hyundai Elevator Co. Ltd. (b)	10,808	370,667
Hyundai Engineering & Construction Co. Ltd.	35,945	726,310
Hyundai Glovis Co. Ltd.	16,397	1,447,371
Hyundai Marine & Fire Insurance Co. Ltd.	26,521	583,823
Hyundai Mobis	25,997	4,687,818
Hyundai Motor Co. Ltd.	54,029	8,349,370
Hyundai Rotem Co. Ltd.	32,773	1,475,535
Hyundai Steel Co.	40,686	746,139
Hyundai Wia Corp.	10,232	308,332
Iljin Electric Co. Ltd.	10,866	194,546
Industrial Bank of Korea	135,439	1,384,052
ISC Co. Ltd.	5,783	268,869
Isu Specialty Chemical Co. Ltd. (a)	8,774	256,302
Isupetasys Co. Ltd.	21,028	537,454
JB Financial Group Co. Ltd.	52,848	687,847
Jeju Semiconductor Corp. (a)	17,829	153,255
Joongang Advanced Materials Co. Ltd.	30,156	249,240
JR Global (REIT)	111,678	252,556
Jusung Engineering Co. Ltd.	15,301	337,529
JYP Entertainment Corp.	13,216	466,378
Kakao Corp.	137,387	3,668,621
Kakao Games Corp. (a)	22,634	290,298
KakaoBank Corp.	74,020	1,157,776
Kangwon Land, Inc.	46,651	603,711
KB Financial Group, Inc.	164,480	10,737,570
KCC Corp.	2,044	388,713
KEPCO E&C	7,536	373,523
KEPCO Plant Service & Engineering Co. Ltd.	13,001	421,439
Kia Corp.	103,082	6,839,031
Kiwoom Securities Co. Ltd.	6,378	619,702
Koh Young Technology, Inc.	33,146	261,346
Kolmar Korea Co. Ltd.	7,782	396,987
Kolon Industries, Inc.	12,018	282,645
Korea Aerospace Industries Ltd.	31,887	1,349,257
Korea Electric Power Corp. (a)	108,901	1,826,638
Korea Gas Corp. (a)	12,421	352,441
Korea Investment Holdings Co. Ltd.	18,694	1,040,896
Korea Zinc Co. Ltd.	2,205	1,594,096
Korean Air Lines Co. Ltd.	79,475	1,376,379
Korean Reinsurance Co.	60,530	414,118
KRAFTON, Inc. (a)	12,189	2,923,569
KT Corp.	16,287	521,014
KT&G Corp.	44,545	3,549,986
Kum Yang Co. Ltd. (a)	16,840	503,070
Kumho Petro Chemical Co. Ltd.	7,395	763,993
Kumho Tire Co., Inc. (a)	55,158	177,392
L&F Co. Ltd. (a)	11,284	958,964
Lake Materials Co. Ltd. (a)	19,152	204,193
Leeno Industrial, Inc.	4,513	589,949
LG Chemical Ltd.	19,434	4,383,936
LG Corp.	40,107	2,198,852
LG Display Co. Ltd. (a)	137,108	1,050,682
LG Electronics, Inc.	45,299	2,926,727
LG Energy Solution (a)	20,107	5,920,133
LG H & H Co. Ltd.	4,275	1,026,776
LG Innotek Co. Ltd.	6,157	784,132
LG Uplus Corp.	103,484	752,482
LIG Nex1 Co. Ltd.	5,258	938,907
LigaChem Biosciences, Inc. (a)	11,176	1,040,844
Lotte Chemical Corp.	8,607	593,581
Lotte Confectionery Co. Ltd.	17,395	301,850
Lotte Energy Materials Corp.	10,738	292,395
Lotte Fine Chemical Co. Ltd.	9,170	307,966
Lotte Shopping Co. Ltd.	7,093	339,074
LS Corp.	7,668	577,954
LS Electric Co. Ltd.	6,394	672,323
LS Materials Ltd.	12,798	142,783
Lunit, Inc.	10,525	301,109
LX International Corp.	14,012	308,702
Lx Semicon Co. Ltd.	5,919	262,340
Medytox, Inc.	2,789	346,237
Meritz Financial Holdings Co.	40,681	3,020,637
Mezzion Pharma Co. Ltd. (a)	12,752	329,978
Mirae Asset Securities Co. Ltd.	110,659	723,857
Naturecell Co. Ltd. (a)	30,111	476,405
NAVER Corp.	56,274	6,906,081
NCSOFT Corp.	6,344	999,219
Netmarble Corp. (a)(d)	15,089	632,779
NEXTIN, Inc.	5,523	257,214
NH Investment & Securities Co. Ltd.	66,160	639,168
NongShim Co. Ltd.	1,588	431,189
Oci Holdings Co. Ltd.	7,368	366,257
Orion Corp./Republic of Korea	11,067	800,222
Oscotec, Inc. (a)	13,912	283,791
Ottogi Corp.	992	303,221
Pan Ocean Co., Ltd. (Korea)	135,352	348,025
Paradise Co. Ltd.	33,667	257,868
Park Systems Corp.	2,348	361,782
Pearl Abyss Corp. (a)	16,188	452,991
People & Technology, Inc. (a)	9,151	345,070
Peptron, Inc. (a)	9,898	627,738
Peptron, Inc. rights 11/14/24 (a)	1,087	25,714
PharmaResearch Co. Ltd.	3,450	562,094
Poongsan Corp.	7,865	394,674
POSCO	31,041	7,503,872
POSCO Chemtech Co. Ltd. (b)	13,199	2,126,744
POSCO ICT Co. Ltd.	24,557	481,325
Posco International Corp.	22,735	855,944
PSK, Inc.	12,983	192,412
Rainbow Robotics (a)	4,258	374,432
S&S Tech Corp.	10,254	171,281
S-Oil Corp.	20,058	834,748
S.M. Entertainment Co. Ltd.	5,919	303,710
S1 Corp.	8,992	421,962
Sam Chun Dang Pharm Co. Ltd. (a)	6,150	598,394
Samsung Biologics Co. Ltd. (a)(d)	7,644	5,546,557
Samsung C&T Corp.	37,975	3,216,974
Samsung E&A Co. Ltd. (a)	68,144	879,881
Samsung Electro-Mechanics Co. Ltd.	23,967	2,044,469
Samsung Electronics Co. Ltd.	2,036,694	86,763,281
Samsung Fire & Marine Insurance Co. Ltd.	13,440	3,269,076
Samsung Heavy Industries Co. Ltd. (a)	282,615	1,955,806
Samsung Life Insurance Co. Ltd.	34,057	2,500,265
Samsung SDI Co. Ltd.	23,755	5,587,961
Samsung SDS Co. Ltd.	18,338	1,897,446
Samsung Securities Co. Ltd.	27,938	924,954
Samyang Foods Co. Ltd.	1,808	676,301
Sebang Global Battery Co. Ltd.	2,901	148,705
Seegene, Inc.	17,664	307,496
Seojin System Co. Ltd. (a)(b)	11,990	246,080
SFA Engineering Corp.	13,178	200,825
Shinhan Financial Group Co. Ltd.	186,462	6,968,495
Shinsegae Co. Ltd.	3,884	432,845
Shinsung Delta Tech Co. Ltd.	7,783	249,894
Silicon2 Co. Ltd. (a)	15,678	428,132
SIMMTECH Co. Ltd.	13,607	161,224
SK Biopharmaceuticals Co. Ltd. (a)	13,843	1,179,599
SK Bioscience Co. Ltd. (a)	13,884	543,813
SK Chemicals Co. Ltd.	8,205	296,961
SK Hynix, Inc.	233,355	30,649,453
SK IE Technology Co. Ltd. (a)(d)	13,784	341,350
SK Innovation Co., Ltd. (a)	27,015	2,290,275
SK Square Co. Ltd. (a)	40,608	2,460,342
SK Telecom Co. Ltd.	24,293	1,000,233
SK, Inc.	15,465	1,660,342
SKC Co. Ltd. (a)	8,163	883,752
SOLUM Co. Ltd. (a)	22,352	309,607
Solus Advanced Materials Co. Lt	18,412	166,080
SOOP Co. Ltd.	3,801	264,174
Soulbrain Co. Ltd.	2,013	294,277
ST Pharm Co. Ltd.	5,169	374,167
Studio Dragon Corp. (a)	8,543	252,500
Synopex, Inc.	36,073	186,881
Taihan Electric Wire Co. Ltd. (a)	36,907	312,609
TCC Steel	8,570	269,030
TechWing, Inc.	13,268	417,324
Tokai Carbon Korea Co. Ltd.	4,042	248,485
Voronoi, Inc. (a)	5,772	459,434
VT Co. Ltd. (a)	10,292	251,869
WeMade Entertainment Co. Ltd. (a)	10,225	285,737
WONIK IPS Co. Ltd. (a)	14,167	281,834
Woori Financial Group, Inc.	273,727	3,057,387
Youngone Corp.	10,941	334,707
Yuhan Corp.	23,975	2,401,112
TOTAL KOREA (SOUTH)		387,848,432
Kuwait - 0.2%
Agility Global PLC	1,501,691	511,050
Agility Public Warehousing Co. KSC	702,243	570,315
Al Ahli Bank of Kuwait KSCP	531,472	487,096
Ali Alghanim Sons Automotive Co. KSSC	68,707	235,298
Boubyan Bank KSC	616,829	1,122,605
Boubyan Petrochemicals Co. KSCP	193,523	422,898
Boursa Kuwait Securities Co. KPSC	48,225	335,027
Burgan Bank SAK	605,599	365,414
Commercial Real Estate Co.	803,974	385,467
Gulf Bank	811,315	830,897
Gulf Cable & Electrical Industries Co. KSCP	55,466	300,305
Human Soft Holding Co. KSCC	51,428	437,792
Kuwait Finance House KSCP	4,218,184	9,919,474
Kuwait International Bank	449,655	280,118
Kuwait Projects Co. Holding KSCP (a)	961,107	314,413
Kuwait Real Estate Co.	406,892	317,179
Kuwait Telecommunications Co.	186,050	341,031
Mabanee Co. SAKC	294,165	801,134
Mobile Telecommunication Co.	818,713	1,217,655
National Bank of Kuwait	3,297,794	9,142,612
National Industries Group Holding SAK	859,911	675,925
Salhia Real Estate Co. KSCP	217,026	305,082
Warba Bank KSCP	636,891	396,759
TOTAL KUWAIT		29,715,546
Luxembourg - 0.1%
Aperam SA	19,274	522,874
ArcelorMittal SA (Netherlands)	197,873	4,881,561
Eurofins Scientific SA	57,983	2,849,548
Reinet Investments SCA	63,004	1,757,524
SES SA (France) (depositary receipt)	153,800	613,642
TOTAL LUXEMBOURG		10,625,149
Macau - 0.1%
Galaxy Entertainment Group Ltd.	923,747	4,111,209
Sands China Ltd. (a)	1,052,143	2,676,945
SJM Holdings Ltd. (a)	1,248,462	429,311
Wynn Macau Ltd.	785,371	619,789
TOTAL MACAU		7,837,254
Malaysia - 0.5%
Alliance Bank Malaysia Bhd	496,517	497,279
AMMB Holdings Bhd	1,107,293	1,285,496
Axiata Group Bhd	1,279,760	658,091
Axis (REIT)	740,542	302,191
Bermaz Auto Bhd	638,307	298,866
Bursa Malaysia Bhd	331,748	683,567
Carlsberg Brewery Bhd	87,804	387,047
CelcomDigi Bhd	1,544,345	1,197,726
Chin Hin Group Bhd	558,566	331,928
CIMB Group Holdings Bhd	2,969,867	5,385,348
CTOS Digital Bhd	964,672	253,739
Dialog Group Bhd	1,513,758	714,028
Fraser & Neave Holdings Bhd	68,188	480,678
Frontken Corp. Bhd	694,287	602,481
Gamuda Bhd	863,198	1,675,785
Genting Bhd	967,057	868,758
Genting Malaysia Bhd	1,362,109	695,081
Hap Seng Consolidated Bhd	324,342	287,419
Hartalega Holdings Bhd	703,924	506,978
Heineken Malaysia Bhd	89,432	461,282
Hong Leong Bank Bhd	281,055	1,311,210
IHH Healthcare Bhd	934,604	1,546,714
IJM Corp. Bhd	894,894	613,694
Inari Amertron Bhd	1,278,841	829,038
IOI Corp. Bhd	1,153,294	990,643
IOI Properties Group Bhd	714,463	369,606
Kossan Rubber Industries Bhd	643,368	306,762
KPJ Healthcare Bhd	854,694	405,926
Kuala Lumpur Kepong Bhd	225,019	1,096,359
Mah Sing Group Bhd	693,900	270,075
Malayan Banking Bhd	2,305,871	5,522,131
Malaysia Airports Holdings Bhd	408,551	945,130
Malaysian Pacific Industries Bhd	46,742	274,833
Maxis Bhd	1,122,117	923,939
MBSB Bhd	1,694,798	284,668
Mega First Corp. Bhd	340,068	318,966
MISC Bhd	558,502	955,340
MR DIY Group M Sdn Bhd (d)	1,514,905	754,955
My E.G.Services Bhd	2,430,621	458,311
Nestle (Malaysia) Bhd	32,811	747,553
Pentamaster Corp. Bhd	311,648	271,917
Petronas Chemicals Group Bhd	1,227,021	1,511,263
Petronas Dagangan Bhd	141,835	580,189
Petronas Gas Bhd	335,152	1,320,609
PPB Group Bhd	311,600	990,379
Press Metal Aluminium Holdings	1,594,541	1,716,142
Public Bank Bhd	6,289,288	6,328,804
QL Resources Bhd	794,650	868,869
RHB Bank Bhd	687,821	1,005,393
Scientex Bhd	385,581	389,917
SD Guthrie Bhd	936,196	981,785
Sime Darby Bhd	1,256,829	662,806
Sime Darby Property Bhd	1,432,800	461,378
SP Setia Bhd	1,043,662	333,140
Sunway (REIT)	910,436	373,178
Sunway Bhd	1,016,600	1,009,868
Telekom Malaysia Bhd	535,324	792,535
Tenaga Nasional Bhd	1,113,896	3,563,511
TIME dotCom Bhd	590,403	655,750
Top Glove Corp. Bhd (a)	2,389,603	579,056
United Plantations Bhd	76,563	469,327
V.S. Industry Bhd	1,400,962	308,869
V.S. Industry Bhd warrants 9/5/26 (a)	141,146	5,292
ViTrox Corp. Bhd	342,082	251,616
Yinson Holdings Bhd	604,522	370,872
YTL Corp. Bhd	1,431,166	639,776
YTL Power International Bhd	1,069,669	745,083
TOTAL MALAYSIA		63,686,945
Mexico - 0.6%
Alfa SA de CV Series A	1,558,325	1,129,249
Alsea S.A.B. de CV	223,052	539,307
America Movil S.A.B. de CV Series L	7,793,205	6,157,604
Arca Continental S.A.B. de CV	211,751	1,812,892
Banco del Bajio SA (d)	362,299	805,370
Bolsa Mexicana de Valores S.A.B. de CV	226,953	371,119
Borr Drilling Ltd.	97,191	405,367
CEMEX S.A.B. de CV unit	6,403,845	3,373,224
Coca-Cola FEMSA S.A.B. de CV unit	219,987	1,830,742
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	479,623	356,910
Corporacion Inmobiliaria Vesta S.A.B. de CV	383,404	1,001,934
FIBRA Macquarie Mexican (REIT) (d)	340,926	564,305
Fibra Uno Administracion SA de CV	1,290,589	1,486,053
Fomento Economico Mexicano S.A.B. de CV unit	759,477	7,372,159
Genomma Lab Internacional SA de CV	350,648	468,243
Gentera S.A.B. de CV	485,890	620,187
Gruma S.A.B. de CV Series B	77,725	1,342,606
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	165,394	2,867,893
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	75,262	2,012,942
Grupo Aeroportuario Norte S.A.B. de CV	124,470	1,042,626
Grupo Bimbo S.A.B. de CV Series A	558,485	1,734,947
Grupo Carso SA de CV Series A1	236,038	1,419,212
Grupo Comercial Chedraui S.A.B. de CV	121,700	770,056
Grupo Financiero Banorte S.A.B. de CV	1,109,469	7,725,446
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	769,313	1,727,441
Grupo Mexico SA de CV Series B	1,323,365	6,923,865
Grupo Televisa SA de CV	1,046,363	520,841
Grupo Traxion S.A.B. de CV (a)(d)	232,881	253,487
Industrias Penoles SA de CV (a)	85,318	1,340,178
Kimberly-Clark de Mexico SA de CV Series A	642,012	921,812
La Comer S.A.B. de CV (b)	153,517	277,657
Megacable Holdings S.A.B. de CV unit	210,575	461,993
Nemak S.A.B. de CV (a)(d)	1,600,824	168,807
Operadora de Sites Mexicanos, SA de CV (b)	585,111	512,606
Orbia Advance Corp. S.A.B. de CV (b)	423,811	388,874
Prologis Property Mexico SA	418,191	1,399,648
Promotora y Operadora de Infraestructura S.A.B. de CV	80,043	698,164
Qualitas Controladora S.A.B. de CV (b)	87,691	613,502
Regional S.A.B. de CV	108,733	690,507
Southern Copper Corp.	36,640	4,013,912
Terrafina	85,879	157,814
Wal-Mart de Mexico SA de CV Series V	2,211,569	6,081,138
TOTAL MEXICO		74,362,639
Netherlands - 2.3%
Aalberts Industries NV	42,425	1,530,261
ABN AMRO Bank NV GDR (Bearer) (d)	191,272	3,160,372
Adyen BV (a)(d)	9,263	14,150,707
AEGON NV	587,655	3,709,174
Akzo Nobel NV	73,862	4,713,390
Alfen Beheer BV (a)(b)(d)	9,714	129,491
AMG Critical Materials NV (b)	16,473	278,991
Arcadis NV	31,575	2,186,104
Argenx SE (a)	25,431	14,995,542
ASM International NV (Netherlands)	20,078	11,186,368
ASML Holding NV (Netherlands)	170,219	115,018,732
ASR Nederland NV	68,806	3,260,941
Basic-Fit NV (a)(b)(d)	22,611	556,833
BE Semiconductor Industries NV	33,317	3,549,401
Corbion NV	25,979	650,514
Eurocommercial Properties NV	19,728	501,071
Euronext NV (d)	34,036	3,754,098
EXOR NV	40,720	4,305,297
Flow Traders Ltd. (b)	17,068	390,623
Fugro NV (Certificaten Van Aandelen)	49,580	1,135,779
Heineken Holding NV	54,246	3,761,638
Heineken NV (Bearer)	121,488	9,964,048
IMCD NV	24,564	3,902,382
ING Groep NV (Certificaten Van Aandelen)	1,397,889	23,722,724
JDE Peet's BV	54,667	1,230,905
Koninklijke Ahold Delhaize NV	394,047	12,991,612
Koninklijke BAM Groep NV	119,516	551,735
Koninklijke KPN NV	1,687,713	6,596,065
Koninklijke Philips Electronics NV	341,024	8,971,939
Koninklijke Vopak NV	29,801	1,369,253
Nebius Group NV Class A (a)(c)	84,793	0
NN Group NV	113,876	5,597,623
OCI NV	44,967	546,112
Pharming Group NV (a)(b)	429,324	359,121
PostNL NV (b)	194,841	233,768
Randstad NV	47,472	2,186,855
Redcare Pharmacy NV (a)(b)(d)	6,629	1,014,545
SBM Offshore NV	61,185	1,116,110
TKH Group NV (bearer) (depositary receipt)	20,565	834,385
TomTom Group BV (a)(b)	36,833	200,926
Universal Music Group NV	353,016	8,884,070
Van Lanschot Kempen NV (Bearer)	14,074	643,743
Wereldhave NV	20,277	312,317
Wolters Kluwer NV	104,959	17,661,968
TOTAL NETHERLANDS		301,817,533
New Zealand - 0.2%
Air New Zealand Ltd.	823,905	251,328
Auckland International Airport Ltd.	615,271	2,660,396
Contact Energy Ltd.	348,938	1,775,409
Fisher & Paykel Healthcare Corp. Ltd.	250,881	5,376,654
Fletcher Building Ltd.	487,307	866,503
Goodman Property Trust	496,458	625,804
Infratil Ltd.	386,082	2,898,502
Kiwi Property Group Ltd.	749,951	418,914
Mercury Nz Ltd.	311,004	1,224,138
Meridian Energy Ltd.	559,721	1,987,776
Ryman Healthcare Ltd. (a)	268,514	794,912
Spark New Zealand Ltd.	841,768	1,460,457
Xero Ltd. (a)	61,024	5,928,821
TOTAL NEW ZEALAND		26,269,614
Nigeria - 0.0%
Airtel Africa PLC (d)	390,843	514,052
Norway - 0.4%
Aker ASA (A Shares)	9,282	483,499
Aker BP ASA	129,399	2,759,678
Aker Solutions ASA	117,270	557,022
Austevoll Seafood ASA	47,470	411,687
BlueNord ASA (a)(b)	11,577	566,210
Borregaard ASA	42,467	748,950
Crayon Group Holding A/S (a)(d)	36,089	355,306
DNB Bank ASA	368,589	7,612,900
DNO ASA (A Shares)	301,830	294,690
DOF Group ASA (a)	62,071	493,173
Elkem ASA (a)(b)(d)	138,759	226,299
Entra ASA (a)(d)	32,947	349,232
Equinor ASA	351,266	8,346,856
Europris ASA (d)	71,206	440,822
FLEX LNG Ltd.	15,434	377,425
Frontline PLC	61,239	1,179,664
Gjensidige Forsikring ASA	83,695	1,510,287
Golden Ocean Group Ltd.	55,424	597,561
Hoegh Autoliners ASA (b)	53,093	553,122
Kitron ASA	84,809	240,853
Kongsberg Gruppen ASA	37,557	3,909,271
Leroy Seafood Group ASA	124,219	570,268
Mowi ASA	199,766	3,433,189
MPC Container Ships ASA	176,107	347,245
NEL ASA (a)(b)	724,881	275,120
Nordic VLSI ASA (a)(b)	78,487	775,580
Norsk Hydro ASA	602,425	3,739,462
Norwegian Air Shuttle A/S (a)(b)	329,386	317,403
Odfjell Drilling Ltd.	44,624	206,078
Orkla ASA	294,449	2,722,265
Protector Forsikring ASA	24,284	629,165
Salmar ASA	29,498	1,496,326
Schibsted ASA:
(A Shares)	32,951	1,109,530
(B Shares)	36,848	1,146,957
Sparebank 1 Oestlandet	20,354	291,427
Sparebank 1 Sor-Norge ASA (primary capital certificate)	95,801	1,266,292
Sparebanken Midt-Norge	57,547	849,378
Sparebanken Nord-Norge	48,991	524,729
Stolt-Nielsen SA	10,483	298,284
Storebrand ASA (A Shares)	184,960	2,103,461
Telenor ASA	257,723	3,165,249
TGS ASA	83,618	759,390
Tomra Systems ASA (b)	98,051	1,398,538
Wallenius Wilhelmsen ASA	46,432	456,714
TOTAL NORWAY		59,896,557
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	71,670	936,010
Credicorp Ltd. (United States)	28,947	5,330,011
Hochschild Mining PLC (a)	158,275	468,381
Intercorp Financial Services, Inc.	15,889	430,115
TOTAL PERU		7,164,517
Philippines - 0.2%
ACEN Corp.	4,459,382	378,538
Alliance Global Group, Inc.	1,191,088	186,329
AREIT, Inc.	426,331	282,416
Ayala Corp.	110,864	1,306,223
Ayala Land, Inc.	2,922,797	1,633,032
Bank of the Philippine Islands (BPI)	822,703	2,012,789
BDO Unibank, Inc.	1,031,487	2,688,763
Bloomberry Resorts Corp. (a)	1,968,499	259,318
Century Pacific Food, Inc.	593,532	426,921
Converge ICT Solutions, Inc.	1,333,535	366,757
DigiPlus Interactive Corp.	581,100	200,772
DMCI Holdings, Inc.	1,282,726	245,691
GT Capital Holdings, Inc.	43,019	529,374
International Container Terminal Services, Inc.	435,296	2,946,300
JG Summit Holdings, Inc.	1,158,111	481,601
Jollibee Food Corp.	193,204	876,722
Manila Electric Co.	130,088	1,082,707
Metropolitan Bank & Trust Co.	820,636	1,065,362
PLDT, Inc.	33,114	810,544
PUREGOLD Price Club, Inc.	546,582	304,940
Robinsons Land Corp.	957,013	251,735
Semirara Mining & Power Corp.	398,047	221,465
SM Investments Corp.	90,845	1,458,965
SM Prime Holdings, Inc.	4,422,957	2,317,069
Universal Robina Corp.	381,751	637,758
Wilcon Depot, Inc.	699,260	192,792
TOTAL PHILIPPINES		23,164,883
Poland - 0.3%
Alior Bank SA	41,083	897,047
Allegro.eu SA (a)(d)	246,146	2,159,677
Asseco Poland SA	24,941	561,410
Auto Partner SA (b)	41,058	218,484
Bank Millennium SA (a)	283,798	588,831
Bank Polska Kasa Opieki SA	77,114	2,700,989
Budimex SA	5,534	692,657
CCC SA (a)	17,897	788,715
CD Projekt SA	27,819	1,117,208
Cyfrowy Polsat SA (a)(b)	110,078	346,232
Dino Polska SA (a)(d)	21,174	1,754,648
ENEA SA (a)	122,003	339,545
Grupa Kety SA	4,460	758,236
InPost SA (a)	85,163	1,660,964
Jastrzebska Spolka Weglowa SA (a)(b)	25,097	168,160
KGHM Polska Miedz SA (Bearer)	59,373	2,216,800
Kruk SA (b)	7,552	809,396
LPP SA	479	1,736,379
mBank SA (a)	6,661	934,895
Orange Polska SA	299,719	581,654
Orlen SA	238,508	3,103,837
PGE Polska Grupa Energetyczna SA (a)	380,399	654,977
Powszechna Kasa Oszczednosci Bank SA	367,970	5,129,655
Powszechny Zaklad Ubezpieczen SA	256,727	2,546,265
Santander Bank Polska SA	17,056	1,907,681
Tauron Polska Energia SA (a)	457,531	423,497
Text SA	10,058	149,007
XTB SA (b)(d)	25,901	419,955
TOTAL POLAND		35,366,801
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	3,520,565	1,774,588
Corticeira Amorim SGPS SA	27,793	253,343
Energias de Portugal SA	1,344,267	5,281,562
Galp Energia SGPS SA	194,825	3,320,800
Jeronimo Martins SGPS SA	119,620	2,325,185
Mota-Engil SGPS SA (b)	47,027	130,953
NOS SGPS	106,680	408,465
REN - Redes Energeticas Nacionais SGPS SA	181,422	452,899
Sonae SGPS SA	345,907	342,021
The Navigator Co. SA	125,409	482,359
TOTAL PORTUGAL		14,772,175
Qatar - 0.2%
Barwa Real Estate Co.	894,249	701,449
Doha Bank	1,093,632	538,556
Dukhan Bank	811,569	822,491
Estithmar Holding QPSC (a)	443,935	209,104
Gulf International Services QSC	391,987	341,280
Industries Qatar QSC	627,494	2,300,754
Masraf al Rayan	2,751,403	1,792,455
Mesaieed Petrochemical Holding Co.	2,370,248	1,029,863
Ooredoo QSC	371,758	1,168,061
Qatar Aluminum Manufacturing Co.	1,232,271	434,222
Qatar Electricity & Water Co.	180,043	802,059
Qatar Fuel Co.	255,025	1,073,753
Qatar Gas Transport Co. Ltd. (Nakilat)	1,162,490	1,366,508
Qatar International Islamic Bank QSC	428,228	1,233,758
Qatar Islamic Bank	751,155	4,229,244
Qatar National Bank SAQ	1,937,396	9,232,030
Qatar Navigation QPSC	401,357	1,262,164
The Commercial Bank of Qatar	1,379,125	1,609,800
United Development Co.	742,437	233,273
Vodafone Qatar QSC	848,039	433,220
TOTAL QATAR		30,814,044
Romania - 0.0%
NEPI Rockcastle PLC	253,685	1,999,025
Russia - 0.0%
Aeroflot Pjsc (a)(c)	402,869	0
Alrosa Co. Ltd. (a)(c)	739,283	0
Credit Bank of Moscow (a)(c)	4,537,000	0
Detsky Mir PJSC (a)(c)(d)	227,830	0
Gazprom OAO (a)(c)	3,442,771	0
GMK Norilskiy Nickel PAO ADR (a)(c)	1,831,800	0
Inter Rao Ues JSC (a)(c)	11,220,073	1
LUKOIL PJSC (a)(c)	120,075	0
Moscow Exchange MICEX-RTS OAO (a)(c)	449,874	0
Novolipetsk Steel OJSC (a)(c)	409,801	0
Ozon Holdings PLC ADR (a)(c)	17,054	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(c)	277	0
Polyus PJSC (a)(c)	10,038	0
Rosneft Oil Co. OJSC (a)(c)	315,946	0
Rostelecom PJSC (a)(c)	298,140	0
Sberbank of Russia (a)(c)	3,156,853	0
Segezha Group PJSC (a)(c)(d)	1,842,700	0
Severstal PAO (a)(c)	63,766	0
Sistema JSFC GDR (Reg. S) (a)(c)	40,315	0
Surgutneftegas OJSC (a)(c)	2,091,286	0
Tatneft PAO (a)(c)	399,435	0
TKS Holding MKPAO JSC (a)(c)	2,047	0
Unipro PJSC (a)(c)	8,778,000	1
United Co. RUSAL International PJSC (a)(c)	983,490	0
VK IPJSC (a)(c)	35,535	0
VK IPJSC GDR (Reg. S) (a)(c)	4,260	0
VTB Bank OJSC (a)(c)	192,769	0
TOTAL RUSSIA		2
Saudi Arabia - 1.2%
Abdullah Al Othaim Markets Co.	209,731	658,952
ACWA Power Co.	62,603	7,670,980
Ades Holding Co.	152,006	800,564
Advanced Petrochemicals Co. (a)	61,429	594,548
Al Hammadi Co. for Development and Investment	39,187	416,839
Al Masane Al Kobra Mining Co.	19,085	377,055
Al Moammar Information Systems Co. (a)	7,537	377,281
Al Rajhi Bank	835,599	19,578,963
Al Rajhi Co. for Co-operative Insurance	17,181	819,777
Al Rajhi Reit	149,851	340,743
Al-Dawaa Medical Services Co.	16,362	384,250
Aldrees Petroleum and Transport Services Co.	22,519	829,840
Alinma Bank	535,629	4,007,555
Alkhorayef Water & Power Technologies Co.	7,951	339,998
Almarai Co. Ltd.	111,531	1,636,275
Almunajem Foods Co.	10,203	317,307
Arab National Bank	394,065	1,987,270
Arabian Cement Co.	38,384	257,549
Arabian Centres Co. Ltd. (d)	108,435	594,766
Arabian Contracting Services Co. (a)	7,410	346,854
Arabian Internet and Communications Services Co. Ltd.	11,745	798,073
Arriyadh Development Co.	52,432	420,215
Astra Industrial Group	17,395	824,430
Bank Al-Jazira	230,343	1,008,291
Bank Albilad	264,738	2,594,019
Banque Saudi Fransi	266,551	2,214,339
BinDawood Holding Co.	148,428	281,388
Bupa Arabia for Cooperative Insurance Co.	35,393	1,897,955
Catrion Catering Holding Co.	20,026	634,527
Dallah Healthcare Co.	15,670	665,903
Dar Al Arkan Real Estate Development Co. (a)	237,556	1,053,780
Dr Sulaiman Al Habib Medical Services Group Co.	37,148	2,830,832
East Pipes Integrated Co. for Industry	6,470	287,004
Electrical Industries Co.	249,906	530,327
Elm Co.	10,273	2,797,127
Emaar The Economic City (a)	189,623	433,704
Etihad Atheeb Telecommunication Co.	8,364	261,006
Etihad Etisalat Co.	162,719	2,244,280
Jadwa (REIT) Saudi Fund	98,022	296,491
Jahez International Co. (a)	50,798	377,364
Jamjoom Pharmaceuticals Factory Co.	10,427	469,197
Jarir Marketing Co.	302,590	1,066,723
Leejam Sports Co. JSC	11,581	585,880
Middle East Healthcare Co. (a)	19,752	380,241
Middle East Paper Co. (a)	27,954	297,723
Mobile Telecommunications Co. Saudi Arabia	207,529	583,515
Mouwasat Medical Services Co.	42,552	1,066,151
Nahdi Medical Co.	18,447	606,108
National Co. for Learning & Education	8,533	498,025
National Gas & Industrialization Co.	17,529	507,803
National Industrialization Co. (a)	163,652	465,374
National Medical Care Co.	10,307	523,624
Power & Water Utility Co. for Jubail & Yanbu	35,163	550,519
Qassim Cement Co.	28,648	398,938
Retal Urban Development Co.	118,247	456,528
Riyad Bank	639,349	4,383,534
Sabic Agriculture-Nutrients Co.	101,272	3,068,603
Sahara International Petrochemical Co.	171,086	1,198,062
SAL Saudi Logistics Services	12,141	891,575
Saudi Arabian Mining Co. (a)	552,708	8,300,112
Saudi Arabian Oil Co. (d)	1,802,958	12,961,596
Saudi Aramco Base Oil Co. - Luberef	23,479	732,683
Saudi Automotive Services Co.	16,194	349,260
Saudi Awwal Bank	441,735	3,975,462
Saudi Basic Industries Corp.	379,736	7,350,642
Saudi Cement Co.	40,977	438,607
Saudi Chemical Co. Holding	184,164	570,777
Saudi Dairy & Foodstuffs Co.	7,583	724,844
Saudi Electricity Co.	354,627	1,548,548
Saudi Ground Services Co.	41,773	588,383
Saudi Industrial Investment Group	205,378	975,569
Saudi Investment Bank/The	283,487	994,850
Saudi Kayan Petrochemical Co. (a)	387,762	803,256
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	31,022	276,709
Saudi Real Estate Co. (a)	71,040	487,068
Saudi Research & Marketing Group (a)	15,910	1,267,479
Saudi Tadawul Group Holding Co.	22,711	1,444,042
Saudi Telecom Co.	853,442	9,578,129
Seera Group Holding (a)	71,082	435,308
Southern Province Cement Co.	36,886	325,086
The Co. for Cooperative Insurance	31,608	1,181,607
The National Agriculture Development Co. (a)	69,356	489,372
The Saudi National Bank	1,252,710	11,057,150
The Savola Group (a)	242,429	1,665,380
United Electronics Co.	20,710	556,943
United International Transportation Co.	17,283	395,755
Yamama Cement Co.	52,365	446,867
Yanbu Cement Co.	49,189	301,235
Yanbu National Petrochemical Co.	123,242	1,306,023
TOTAL SAUDI ARABIA		154,315,286
Singapore - 1.0%
AIMS APAC (REIT)	301,267	288,638
BW LPG Ltd. (d)	36,658	471,547
CapitaLand Ascendas REIT	1,546,958	3,134,924
Capitaland Ascott Trust unit	1,078,739	736,057
Capitaland India Trust	498,582	410,678
CapitaLand Integrated Commercial Trust	2,434,475	3,698,648
CapitaLand Investment Ltd.	1,067,024	2,254,183
CapitaRetail China Trust	703,062	401,003
CDL Hospitality Trusts unit	427,385	289,723
City Developments Ltd.	211,210	827,775
ComfortDelgro Corp. Ltd.	956,734	1,061,142
DBS Group Holdings Ltd.	842,730	24,434,794
Digital Core (REIT)	442,838	275,072
ESR-LOGOS (REIT)	3,111,076	658,106
ESR-LOGOS (REIT) rights 11/1/24 (a)	124,443	1
Far East Hospitality Trust unit	518,626	242,518
Frasers Centrepoint Trust	589,980	995,478
Frasers Logistics & Industrial Trust	1,241,705	1,000,665
Genting Singapore Ltd.	2,523,862	1,589,550
Grab Holdings Ltd. (a)	889,031	3,627,246
Hafnia Ltd.	121,051	704,284
iFast Corp. Ltd.	64,680	365,939
Kenon Holdings Ltd.	10,636	304,378
Keppel (REIT)	1,078,283	731,745
Keppel DC (REIT)	586,571	1,010,350
Keppel Infrastructure Trust	1,811,227	599,099
Keppel Ltd.	617,496	2,972,908
Lendlease Global Commercial (REIT)	819,869	354,918
Mapletree Industrial (REIT)	890,410	1,607,829
Mapletree Logistics Trust (REIT)	1,582,375	1,578,274
Mapletree Pan Asia Commercial Trust	976,353	958,918
NetLink NBN Trust	1,281,753	866,718
Olam Group Ltd.	409,183	330,066
Oversea-Chinese Banking Corp. Ltd.	1,413,531	16,217,587
PARAGON REIT	563,814	372,467
Parkway Life REIT	195,173	556,656
Raffles Medical Group Ltd. (b)	405,668	269,992
SATS Ltd.	380,387	1,128,527
Sea Ltd. ADR Class A (a)	157,758	14,837,140
Seatrium Ltd. (a)	952,161	1,357,222
Sembcorp Industries Ltd.	378,317	1,435,277
Sheng Siong Group Ltd.	369,943	444,732
SIA Engineering Co. Ltd.	148,043	270,632
Singapore Airlines Ltd. (b)	611,261	2,981,799
Singapore Exchange Ltd.	370,170	3,171,985
Singapore Post Ltd.	750,707	308,187
Singapore Technologies Engineering Ltd.	679,033	2,328,066
Singapore Telecommunications Ltd.	3,188,960	7,523,499
Starhill Global (REIT)	726,259	279,869
StarHub Ltd.	306,054	276,029
STMicroelectronics NV (France)	290,446	7,906,214
Suntec (REIT) (b)	860,057	771,965
UMS Integration Ltd. (b)	303,973	233,060
United Overseas Bank Ltd.	524,873	12,759,165
UOL Group Ltd.	194,616	786,384
Venture Corp. Ltd.	118,747	1,191,011
Yangzijiang Financial Holding Ltd.	1,237,301	373,974
TOTAL SINGAPORE		136,564,613
South Africa - 1.0%
Absa Group Ltd.	358,250	3,433,338
Aeci Ltd.	56,601	309,941
African Rainbow Minerals Ltd.	49,479	498,184
Anglo American Platinum Ltd.	33,769	1,327,372
Anglo American PLC (United Kingdom)	541,849	16,797,546
Aspen Pharmacare Holdings Ltd.	166,491	1,691,391
AVI Ltd.	153,757	964,163
Barloworld Ltd.	79,940	376,502
Bid Corp. Ltd.	141,451	3,335,013
Bidvest Group Ltd./The	148,373	2,400,992
Capitec Bank Holdings Ltd.	36,796	6,647,230
Clicks Group Ltd.	100,697	2,158,134
Dis-Chem Pharmacies Ltd. (d)	224,445	462,189
Discovery Ltd.	229,348	2,351,839
Equites Property Fund Ltd.	390,393	311,634
Exxaro Resources Ltd. (b)	104,312	983,672
FirstRand Ltd.	2,125,037	9,336,765
Fortress Real Estate Investmen Class B (b)	528,150	563,718
Foschini Group Ltd./The	139,917	1,222,184
Gold Fields Ltd.	382,692	6,311,002
Growthpoint Properties Ltd.	1,421,697	1,055,486
Harmony Gold Mining Co. Ltd.	240,725	2,611,717
Hyprop Investments Ltd.	175,477	417,113
Impala Platinum Holdings Ltd. (a)	385,185	2,542,425
Investec Ltd.	106,849	834,523
JSE Ltd.	47,744	340,847
Kumba Iron Ore Ltd.	27,052	512,301
Life Healthcare Group Holdings Ltd.	672,883	611,198
Momentum Group Ltd.	553,456	902,798
Motus Holdings Ltd.	69,081	462,603
Mr Price Group Ltd.	108,997	1,589,921
MTN Group Ltd.	715,612	3,554,120
MultiChoice Group Ltd. (a)	109,601	694,503
Naspers Ltd. Class N	75,832	17,922,699
Nedbank Group Ltd.	194,844	3,302,501
Netcare Ltd.	626,605	527,068
Ninety One Ltd.	124,881	266,710
Northam Platinum Holdings Ltd.	152,839	1,130,776
Old Mutual Ltd.	2,049,682	1,414,896
Omnia Holdings Ltd.	80,442	306,955
OUTsurance Group Ltd.	371,109	1,269,100
Pan African Resources PLC	917,850	428,435
Pepkor Holdings Ltd. (d)	1,004,558	1,303,990
Pick 'n Pay Stores Ltd. (a)	322,533	467,459
Redefine Properties Ltd.	2,930,899	812,575
Remgro Ltd.	224,230	1,953,449
Resilient Property Income Fund Ltd.	138,926	440,856
Reunert Ltd.	83,811	382,932
Sanlam Ltd.	764,706	3,820,534
Santam Ltd.	19,971	421,535
Sappi Ltd.	267,712	720,256
Sasol Ltd.	244,180	1,372,418
Scatec Solar AS (a)(d)	55,692	403,000
Shoprite Holdings Ltd. (b)	209,861	3,624,384
Sibanye-Stillwater Ltd. (a)	1,208,629	1,409,078
Spar Group Ltd./The (a)	84,029	606,612
Standard Bank Group Ltd.	563,782	7,761,884
Super Group Ltd./South Africa	169,205	215,572
Thungela Resources Ltd.	60,357	435,321
Tiger Brands Ltd.	71,952	968,790
Truworths International Ltd.	160,080	1,019,329
Vodacom Group Ltd.	262,694	1,644,647
Vukile Property Fund Ltd.	555,546	588,457
Wilson Bayly Holmes-Ovcon Ltd.	32,462	396,121
Woolworths Holdings Ltd.	400,433	1,484,541
TOTAL SOUTH AFRICA		136,435,244
Spain - 1.6%
Acciona SA	10,676	1,363,345
Acerinox SA	85,465	781,367
ACS Actividades de Construccion y Servicios SA	78,351	3,749,957
Aena SME SA (d)	31,415	6,936,848
Almirall SA	42,090	411,822
Amadeus IT Holding SA Class A	190,441	13,796,336
AmRest Holdings NV (a)	36,794	193,036
Atresmedia Corporacion de Medios de Comunicacion SA	73,422	347,811
Banco Bilbao Vizcaya Argentaria SA	2,454,538	24,434,136
Banco de Sabadell SA	2,354,270	4,580,093
Banco Santander SA (Spain)	6,579,188	32,147,051
Bankinter SA	287,383	2,341,380
Befesa SA (b)(d)	19,415	451,095
CaixaBank SA	1,550,733	9,449,800
Cellnex Telecom SA (d)	225,897	8,280,746
Cie Automotive SA	19,398	519,064
Construcciones y Auxiliar de Ferrocarriles	9,728	384,113
EDP Renovaveis SA	133,847	1,802,430
eDreams ODIGEO SA (a)	45,071	318,179
Enagas SA	101,468	1,437,041
Ence Energia y Celulosa SA (b)	122,088	381,405
Endesa SA	135,945	2,928,648
Faes Farma SA	184,722	711,297
Fluidra SA	40,870	1,098,961
Gestamp Automocion SA (d)	93,193	273,701
Grifols SA (a)(b)	128,475	1,431,725
Iberdrola SA	2,572,417	38,180,710
Indra Sistemas SA	42,781	753,868
Industria de Diseno Textil SA	460,626	26,204,702
Inmobiliaria Colonial SA	120,625	730,183
Laboratorios Farmaceuticos ROVI SA	9,440	801,959
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros (b)	329,705	416,018
Logista Integral SA	32,256	985,930
MAPFRE SA (Reg.)	413,834	1,182,088
Melia Hotels International SA	56,387	418,918
Merlin Properties Socimi SA	163,485	1,824,544
Pharma Mar SA	8,974	688,672
Redeia Corp. SA	179,490	3,319,084
Repsol SA	513,589	6,429,302
Sacyr SA	241,962	804,321
Solaria Energia y Medio Ambiente SA (a)(b)	39,662	415,029
Tecnicas Reunidas SA (a)	23,054	278,355
Telefonica SA (b)	1,685,720	7,910,499
Unicaja Banco SA (b)(d)	502,332	629,466
Vidrala SA	9,318	1,007,484
Viscofan Envolturas Celulosicas SA	18,156	1,212,600
TOTAL SPAIN		214,745,119
Sweden - 2.2%
AAK AB	77,406	2,215,845
AcadeMedia AB (d)	47,617	293,625
Addlife AB B Shares	51,100	649,388
Addnode Group AB (B Shares)	55,864	558,401
AddTech AB (B Shares)	112,246	3,112,048
AFRY AB (B Shares)	49,622	743,779
Alfa Laval AB	121,010	5,336,931
Alimak Group AB (d)	34,664	397,571
Alleima AB	85,431	520,786
Ambea AB (d)	39,198	335,340
AQ Group AB	31,802	401,758
Arjo AB	111,843	368,452
ASSA ABLOY AB (B Shares)	419,080	13,126,735
Atea ASA	36,757	470,481
Atlas Copco AB:
(A Shares)	1,032,122	17,033,540
(B Shares)	775,021	11,242,098
Atrium Ljungberg AB (B Shares)	24,746	494,709
Attendo AB (d)	58,164	258,760
Avanza Bank Holding AB (b)	54,071	1,124,603
Axfood AB	45,917	1,025,257
Beijer Ref AB (B Shares)	153,050	2,296,206
Betsson AB (B Shares) (a)	49,945	664,336
Bilia AB (A Shares)	38,248	451,600
Billerud AB	97,181	860,574
BioArctic AB (a)(d)	17,590	242,523
BioGaia AB	39,528	391,401
Biotage AB (A Shares)	29,723	446,073
Boliden AB	118,346	3,674,379
BONESUPPORT Holding AB (a)(d)	25,504	801,896
Boozt AB (a)(d)	27,656	309,148
Bravida Holding AB (d)	102,602	757,871
Bufab AB	12,328	441,767
Bure Equity AB	24,010	859,935
Camurus AB (a)	15,146	850,088
Castellum AB (a)	164,948	2,056,712
Catena AB	16,371	748,288
Cibus Nordic Real Estate AB	27,748	447,685
Clas Ohlson AB (B Shares)	18,774	308,537
Coor Service Management Holding AB (d)	59,885	209,761
Corem Property Group AB (b)	279,857	188,068
Dios Fastigheter AB	50,876	378,423
Dometic Group AB (d)	131,174	712,223
Electrolux AB (B Shares) (a)	98,908	828,059
Electrolux Professional AB	106,026	728,431
Elekta AB (B Shares)	158,543	953,828
Embracer Group AB (a)	331,703	956,080
Epiroc AB:
(A Shares)	271,446	5,301,424
(B Shares)	172,352	2,958,659
EQT AB	159,071	4,613,328
Essity AB (B Shares)	253,887	7,167,756
Evolution AB (d)	75,877	7,173,930
Fabege AB (b)	99,981	795,753
Fastighets AB Balder (a)	278,909	2,157,546
Fortnox AB	212,266	1,294,967
Getinge AB (B Shares)	97,375	1,714,987
Granges AB	46,168	545,113
H&M Hennes & Mauritz AB (B Shares) (b)	240,819	3,576,839
Hemnet Group AB	37,155	1,166,134
Hexagon AB (B Shares)	876,704	8,196,419
Hexatronic Group AB (a)	70,535	287,647
HEXPOL AB (B Shares)	124,207	1,176,257
HMS Networks AB	17,469	648,618
Holmen AB (B Shares)	33,827	1,334,088
Hufvudstaden AB (A Shares)	51,715	609,637
Husqvarna AB (B Shares)	149,732	966,589
Industrivarden AB:
(A Shares)	58,926	2,028,622
(C Shares)	51,656	1,774,462
Indutrade AB	114,558	3,103,035
Instalco AB	111,853	339,930
Investment AB Latour (B Shares)	61,366	1,689,868
Investor AB (B Shares)	718,430	20,326,595
INVISIO AB	18,730	471,126
Inwido AB	27,639	501,700
JM AB	36,700	617,606
Kinnevik AB (B Shares)	103,821	736,473
L E Lundbergforetagen AB (B Shares)	31,718	1,567,361
Lifco AB (B Shares)	97,895	2,912,626
Lindab International AB	33,840	708,907
Loomis AB	30,486	954,534
Medicover AB Class B	28,941	499,800
Meko AB	22,536	303,313
MIPS AB	11,652	570,321
Modern Times Group MTG AB (B Shares) (a)	43,115	307,544
Munters Group AB (d)	55,453	895,717
Mycronic AB	33,928	1,315,144
NCAB Group AB	77,508	475,761
NCC AB (B Shares)	39,966	594,545
New Wave Group AB (B Shares)	60,691	643,676
Nibe Industrier AB (B Shares) (b)	655,522	3,164,850
Nolato AB (B Shares)	89,674	469,220
Nordnet AB	59,145	1,229,025
Nordnet AB (B Shares) (a)(c)	492	0
NP3 Fastigheter AB	14,994	349,007
Nyfosa AB	72,480	731,293
Pandox AB	39,868	692,995
Paradox Interactive AB	19,398	365,947
Peab AB	76,657	583,496
Platzer Fastigheter Holding AB	30,378	256,606
Ratos AB (B Shares)	99,451	317,361
Saab AB (B Shares)	138,624	2,850,662
Sagax AB	91,945	2,198,834
Samhallsbyggnadsbolaget I Norden AB (B Shares)	460,895	244,754
Sandvik AB	445,993	8,748,613
Scandic Hotels Group AB (d)	65,504	422,674
Sdiptech AB (a)	18,740	421,778
Sectra AB (B Shares)	59,195	1,572,303
Securitas AB (B Shares)	209,121	2,453,424
Skandinaviska Enskilda Banken AB (A Shares)	664,433	9,382,278
Skanska AB (B Shares)	142,518	2,891,947
SKF AB (B Shares)	143,007	2,701,879
SkiStar AB	21,095	324,902
SSAB AB:
(A Shares) (b)	118,665	568,903
(B Shares)	244,365	1,149,516
Stillfront Group AB (a)	234,337	161,766
Storskogen Group AB	597,457	494,696
Surgical Science Sweden AB (a)(b)	21,865	257,753
Svenska Cellulosa AB SCA (B Shares)	261,246	3,453,595
Svenska Handelsbanken AB (A Shares)	610,822	6,346,831
Svolder AB (B Shares)	55,015	310,328
Sweco AB (B Shares)	85,030	1,434,119
Swedbank AB (A Shares)	357,343	7,251,133
Swedish Orphan Biovitrum AB (a)	83,669	2,615,012
Tele2 AB (B Shares)	226,132	2,369,658
Telefonaktiebolaget LM Ericsson (B Shares)	1,186,387	9,946,796
Telia Co. AB	992,138	2,882,955
Thule Group AB (d)	50,432	1,686,029
Trelleborg AB (B Shares)	89,075	2,956,194
Troax Group AB	18,276	372,225
Truecaller AB (B Shares) (b)	109,089	486,339
VBG Group AB (B Shares)	8,777	253,724
Vimian Group AB (a)	82,224	340,331
Vitec Software Group AB	14,396	629,100
Vitrolife AB	32,840	728,028
Volvo AB:
(A Shares)	136,799	3,582,218
(B Shares)	616,190	16,002,532
Volvo Car AB (b)	316,958	681,987
Wallenstam AB (B Shares)	152,526	719,358
Wihlborgs Fastigheter AB	118,523	1,241,457
Xvivo Perfusion AB (a)	11,426	482,583
Yubico AB (a)	18,526	448,607
TOTAL SWEDEN		288,525,977
Switzerland - 3.7%
ABB Ltd. (Reg.)	670,118	37,239,220
Accelleron Industries Ltd.	41,267	2,211,611
Adecco SA (Reg.)	71,546	2,241,949
Allreal Holding AG	6,238	1,109,556
ALSO Holding AG	2,700	719,125
Arbonia AG (a)	31,188	439,893
Aryzta AG (a)	545,067	963,201
Autoneum Holding AG	2,168	290,222
Avolta AG	39,771	1,581,234
Bachem Holding AG (B Shares)	14,209	1,124,643
Baloise Holdings AG	18,552	3,564,098
Banque Cantonale Vaudoise	13,825	1,378,418
Barry Callebaut AG	1,522	2,664,888
Basilea Pharmaceutica AG (a)	6,591	326,669
Belimo Holding AG (Reg.)	4,176	2,766,107
BKW AG	9,171	1,610,009
Bossard Holding AG Series A	2,851	685,059
Bucher Industries AG	2,872	1,119,134
Burckhardt Compression Holding AG	1,353	994,911
Burkhalter Holding AG	3,870	397,509
Bystronic AG	772	295,015
Cembra Money Bank AG	14,396	1,296,148
Chocoladefabriken Lindt & Spruengli AG	403	4,746,118
Chocoladefabriken Lindt & Spruengli AG	47	5,464,420
Clariant AG (Reg.)	100,663	1,397,660
Comet Holding AG	3,260	1,081,570
Compagnie Financiere Richemont SA Series A	228,915	33,330,137
Daetwyler Holdings AG	3,395	571,632
DKSH Holding AG	15,867	1,133,685
DocMorris AG (a)(b)	5,903	232,415
Dorma Kaba Holding AG	1,426	1,086,571
Dottikon ES Holding AG (a)	1,711	470,572
DSM-Firmenich AG	79,017	9,377,226
EFG International	46,044	629,169
Emmi AG	1,053	1,002,335
Ems-Chemie Holding AG	2,966	2,282,331
Flughafen Zuerich AG	8,757	2,062,618
Forbo Holding AG (Reg.)	595	584,975
Galderma Group AG (a)	25,035	2,342,746
Galenica AG (d)	22,041	1,919,383
Geberit AG (Reg.)	14,221	8,905,931
Georg Fischer AG (Reg.)	33,311	2,418,620
Givaudan SA	3,911	18,555,228
Helvetia Holding AG (Reg.)	16,321	2,763,164
Huber+Suhner AG	7,666	724,388
Implenia AG	7,301	257,866
INFICON Holding AG	762	914,171
International Workplace Group PLC	336,268	692,027
Interroll Holding AG	311	819,321
Intershop Holding AG	2,372	333,462
Julius Baer Group Ltd.	88,782	5,413,180
Kardex Holding AG	2,778	846,059
Komax Holding AG (Reg.) (b)	2,142	271,858
Kuehne & Nagel International AG	20,147	5,030,043
Landis+Gyr Group AG	10,782	867,754
LEM Holding SA	228	304,158
Logitech International SA (Reg.)	66,524	5,451,031
Lonza Group AG	30,621	18,885,698
Medacta Group SA (d)	3,609	479,779
Medmix AG (d)	18,236	209,485
Mobilezone Holding AG	31,679	505,514
Mobimo Holding AG	3,706	1,148,000
Novartis AG	834,899	90,591,787
OC Oerlikon Corp. AG (Reg.)	84,061	384,118
Orior AG	4,611	229,335
Partners Group Holding AG	9,677	13,368,839
PSP Swiss Property AG	19,551	2,775,696
Sandoz Group AG	176,005	8,020,146
Schindler Holding AG:
(participation certificate)	13,182	3,837,595
(Reg.)	13,585	3,869,967
Schweiter Technologies AG	598	273,880
Sensirion Holding AG (a)(b)(d)	4,573	333,622
SFS Group AG	7,535	1,078,485
SGS SA (Reg.)	65,150	6,903,161
Siegfried Holding AG	1,714	2,242,858
Sig Group AG	130,756	2,814,839
Sika AG	64,671	18,010,973
SKAN Group AG	5,533	494,641
Sonova Holding AG	21,777	7,969,023
Stadler Rail AG	25,163	719,734
Straumann Holding AG	47,869	6,311,022
Sulzer AG (Reg.)	8,261	1,276,148
Swatch Group AG (Bearer)	11,510	2,361,887
Swatch Group AG (Bearer) (Reg.)	28,001	1,133,270
Swiss Life Holding AG	11,989	9,779,459
Swiss Prime Site AG	32,313	3,504,270
Swisscom AG	10,657	6,491,323
Swissquote Group Holding SA	4,632	1,578,061
Tecan Group AG	5,425	1,369,521
Temenos AG	26,605	1,840,830
u-blox Holding AG	5,349	408,817
UBS Group AG	1,393,485	42,826,810
Valiant Holding AG	7,298	850,187
VAT Group AG (d)	11,600	4,829,136
Vetropack Holding AG	8,340	276,213
Vontobel Holdings AG	13,196	858,798
Ypsomed Holding AG	1,799	798,931
Zehnder Group AG	5,864	327,306
Zurich Insurance Group Ltd.	61,350	36,172,280
TOTAL SWITZERLAND		497,443,887
Taiwan - 5.6%
Ability Opto-Electronics Technology Co. Ltd.	34,296	233,017
Acbel Polytech, Inc.	520,355	514,865
Accton Technology Corp.	219,289	3,696,862
Acer, Inc.	1,224,834	1,522,724
Acter Group Corp. Ltd.	47,899	525,397
ADATA Technology Co. Ltd.	128,464	336,391
Advanced Energy Solution Holding Co. Ltd.	16,648	265,554
Advanced Wireless Semiconductor Co.	66,503	188,493
Advantech Co. Ltd.	199,256	1,959,081
Airoha Technology Corp.	15,670	298,199
Alchip Technologies Ltd.	34,274	2,129,960
Allied Supreme Corp.	21,915	225,691
Allis Elelctric Co. Ltd.	83,771	287,595
Andes Technology Corp. (a)	24,516	295,356
AP Memory Technology Corp.	43,097	398,061
Arcadyan Technology Corp.	85,239	416,003
Ardentec Corp.	201,465	338,215
ASE Technology Holding Co. Ltd.	1,413,234	6,686,228
Asia Cement Corp.	999,347	1,456,896
Asia Optical Co., Inc.	122,984	386,513
Asia Vital Components Co. Ltd.	138,113	2,654,407
ASMedia Technology, Inc.	16,736	828,215
ASPEED Tech, Inc.	12,714	1,617,476
ASUSTeK Computer, Inc.	302,462	5,358,239
AUO Corp.	2,758,846	1,425,971
AURAS Technology Co. Ltd.	26,450	533,203
BES Engineering Corp.	647,426	218,559
BizLink Holding, Inc.	66,353	959,628
Bora Pharmaceuticals Co. Ltd.	24,258	545,528
C Sun Manufacturing Ltd.	45,943	289,938
Capital Securities Corp.	666,192	458,415
Catcher Technology Co. Ltd.	260,276	1,900,501
Cathay Financial Holding Co. Ltd.	4,078,093	8,640,760
Cathay Real Estate Development Co. Ltd.	277,484	208,567
Center Laboratories, Inc.	265,702	406,612
Century Iron & Steel Industrial Co. Ltd.	76,349	487,109
Chailease Holding Co. Ltd.	642,081	3,016,518
Chang Hwa Commercial Bank	2,557,975	1,410,178
Chang Wah Electromaterials, Inc.	179,663	302,994
Chang Wah Technology Co. Ltd.	213,289	240,392
Channel Well Technology Co. Ltd.	126,402	242,682
Charoen Pokphand Enterprise Co. Ltd.	87,997	267,705
Chenbro Micom Co. Ltd.	28,406	245,271
Cheng Loong Corp.	436,062	323,673
Cheng Shin Rubber Industry Co. Ltd.	756,181	1,089,605
Cheng Uei Precision Industries Co. Ltd.	149,896	297,843
Chenming Electronic Technology Corp.	58,000	283,463
Chicony Electronics Co. Ltd.	278,442	1,408,782
Chicony Power Technology Co. Ltd.	67,459	263,067
Chin-Poon Industrial Co. Ltd.	210,059	247,505
China Airlines Ltd.	1,256,085	878,820
China Motor Co. Ltd.	123,987	263,844
China Petrochemical Development Corp. (a)	1,662,605	413,855
China Steel Chemical Corp.	85,063	257,474
China Steel Corp.	5,083,785	3,567,194
Chipbond Technology Corp.	262,056	513,355
ChipMOS TECHNOLOGIES, Inc.	317,977	350,670
Chong Hong Construction Co. Ltd.	90,865	246,402
Chroma ATE, Inc.	164,390	2,084,633
Chung Hsin Electric & Machinery Manufacturing Corp.	175,971	859,198
Chung Hung Steel Co. Ltd.	532,983	340,896
Chunghwa Telecom Co. Ltd.	1,600,283	6,094,356
Cleanaway Co. Ltd.	39,119	223,507
Clevo Co. Ltd.	155,500	267,448
Co-Tech Development Corp.	128,984	236,369
Compal Electronics, Inc.	1,813,484	1,997,232
Compeq Manufacturing Co. Ltd.	434,996	826,558
Coretronic Corp.	114,402	243,927
CTBC Financial Holding Co. Ltd.	6,725,282	7,479,757
CTCI Corp.	284,902	389,114
Da-Li Construction Co. Ltd.	140,000	186,383
Delpha Construction Co. Ltd.	174,905	212,815
Delta Electronics, Inc.	831,992	10,309,298
Depo Auto Parts Industries Co. Ltd.	46,965	351,509
Dynamic Holding Co. Ltd.	113,314	232,487
E Ink Holdings, Inc.	369,031	3,465,086
E.SUN Financial Holdings Co. Ltd.	6,183,483	5,275,133
ECLAT Textile Co. Ltd.	83,386	1,398,345
EGiS Technology, Inc. (a)	28,340	164,779
EirGenix, Inc. (a)	92,953	268,316
Elan Microelectronics Corp.	129,693	584,590
Elite Advanced Laser Corp. (a)	75,000	488,445
Elite Material Co. Ltd.	127,424	1,631,144
Elite Semiconductor Memory Technology, Inc.	129,314	268,871
eMemory Technology, Inc.	27,406	2,673,497
Ennoconn Corp.	50,865	457,839
ENNOSTAR, Inc.	295,308	427,506
Episil Technologies, Inc. (a)	140,131	238,774
Eternal Materials Co. Ltd.	439,950	425,783
Etron Technology, Inc.	184,296	212,207
EVA Airways Corp.	1,133,722	1,313,602
Evergreen Aviation Technologies Corp.	93,799	270,370
Evergreen International Storage & Transport Corp.	235,047	224,781
Evergreen Marine Corp. (Taiwan)	431,637	2,743,807
Evergreen Steel Corp.	75,349	239,004
Everlight Electronics Co. Ltd.	162,235	422,886
Far Eastern Department Stores Co. Ltd.	329,823	263,006
Far Eastern International Bank	1,108,805	454,862
Far Eastern New Century Corp.	1,245,953	1,442,419
Far EasTone Telecommunications Co. Ltd.	744,555	2,062,700
Faraday Technology Corp.	102,151	728,170
Farglory Land Development Co. Ltd.	108,446	227,501
Feng Hsin Iron & Steel Co.	191,663	500,152
Feng Tay Enterprise Co. Ltd.	216,255	953,746
First Financial Holding Co. Ltd.	4,780,094	4,038,215
Fitipower Integrated Technology, Inc.	43,638	333,382
FLEXium Interconnect, Inc.	156,595	365,916
FocalTech Systems Co. Ltd.	105,887	275,461
Formosa Chemicals & Fibre Corp.	1,479,758	1,771,079
Formosa Plastics Corp.	1,602,094	2,357,125
Formosa Taffeta Co. Ltd.	457,534	282,412
Fortune Electric Co. Ltd.	62,789	1,054,419
Fositek Corp.	20,734	535,415
Foxconn Technology Co. Ltd.	392,424	973,783
Foxsemicon Integrated Technology, Inc.	37,141	391,532
Fubon Financial Holding Co. Ltd.	3,500,143	9,809,346
Fulgent Sun International Holding Co. Ltd.	86,129	287,909
Fusheng Precision Co. Ltd.	43,987	406,530
General Interface Solution Holding Ltd. (a)	139,852	246,683
Genius Electronic Optical Co. Ltd.	36,938	510,724
Getac Holdings Corp.	178,191	613,423
Giant Manufacturing Co. Ltd.	135,636	767,212
Gigabyte Technology Co. Ltd.	242,223	1,915,348
Global Brands Manufacture Ltd.	139,852	252,752
Global Mixed-mode Technology, Inc.	34,318	239,457
Global Unichip Corp.	37,185	1,394,619
GlobalWafers Co. Ltd.	110,512	1,443,231
Gloria Material Technology Corp.	247,386	352,918
Gold Circuit Electronics Ltd.	138,353	797,367
Goldsun Development & Construction Co. Ltd.	364,975	606,203
Grand Pacific Petrochemical Corp. (a)	574,481	215,920
Grand Process Technology Corp.	8,802	428,415
Grape King Bio Ltd.	83,283	391,080
Great Tree Pharmacy Co. Ltd.	46,586	255,594
Great Wall Enterprise Co. Ltd.	292,530	467,399
Greatek Electronics, Inc.	164,544	295,442
Gudeng Precision Industrial Co. Ltd.	30,511	506,654
HannStar Board Corp.	134,548	232,114
HannStar Display Corp. (a)	1,157,127	326,004
HD Renewable Energy Co. Ltd.	30,000	207,142
Highwealth Construction Corp.	578,765	729,361
HIWIN Technologies Corp.	123,527	902,576
Hiyes International Co. Ltd.	32,000	147,772
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,314,230	34,173,673
Hota Industrial Manufacturing Co. Ltd.	131,932	227,125
Hotai Finance Co. Ltd.	103,459	292,937
Hotai Motor Co. Ltd.	129,251	2,609,656
Hsin Kuang Steel Co. Ltd.	122,138	210,455
HTC Corp. (a)	329,197	447,764
Hua Nan Financial Holdings Co. Ltd.	3,770,246	2,982,696
Huaku Development Co. Ltd.	111,503	407,319
IBF Financial Holdings Co. Ltd.	1,107,826	507,435
Innodisk Corp.	38,608	307,868
Innolux Corp.	3,185,555	1,540,751
International CSRC Investment Holdings Co. (a)	557,207	259,568
International Games Systems Co. Ltd.	102,755	3,252,711
Inventec Corp.	1,163,683	1,614,659
ITE Tech, Inc.	79,349	331,920
ITEQ Corp.	96,731	229,042
J&V Energy Technology Co. Ltd.	33,000	208,230
Jentech Precision Industrial Co. Ltd.	35,913	1,617,990
Jpc Connectivity, Inc.	44,000	241,571
Kaori Heat Treatment Co. Ltd.	32,318	316,387
Kenda Rubber Industrial Co. Ltd.	339,153	314,537
Kenmec Mechanical Engineering Co. Ltd.	83,569	226,209
Kgi Financial Holding Co. Ltd.	6,789,853	3,510,031
Kindom Development Co. Ltd.	200,355	282,121
King Slide Works Co. Ltd.	24,472	922,358
King Yuan Electronics Co. Ltd.	466,719	1,764,745
King's Town Bank Co. Ltd.	326,603	502,640
Kinik Co.	45,031	423,592
Kinpo Electronics, Inc.	508,156	382,351
Kinsus Interconnect Technology Corp.	132,226	434,324
Kuo Toong International Co. Ltd.	94,755	178,398
L&K Engineering Co. Ltd.	68,132	472,852
LandMark Optoelectronics Corp.	38,000	375,345
Largan Precision Co. Ltd.	42,075	2,956,560
Lien Hwa Industrial Corp.	421,715	785,641
Lite-On Technology Corp.	897,472	2,822,554
Lotes Co. Ltd.	35,385	1,805,487
Lotus Pharmaceutical Co. Ltd.	59,701	464,867
Lumosa Therapeutics Co. Ltd. (a)	42,119	493,762
Lumosa Therapeutics Co. Ltd. rights 11/4/24 (a)	759	3,684
LuxNet Corp.	53,377	225,384
M31 Technology Corp.	10,562	240,243
Machvision, Inc.	21,494	236,905
Macronix International Co. Ltd.	818,033	611,141
Makalot Industrial Co. Ltd.	105,416	1,134,636
Marketech International Corp.	50,009	235,140
Materials Analysis Technology, Inc.	34,207	285,106
MediaTek, Inc.	647,955	25,305,862
Mega Financial Holding Co. Ltd.	5,077,776	6,206,893
Mercuries Life Insurance Co. Ltd. (a)	1,364,538	291,249
Merida Industry Co. Ltd.	99,777	545,232
Merry Electronics Co. Ltd.	104,370	341,874
Micro-Star International Co. Ltd.	320,308	1,757,838
Microbio Co. Ltd.	225,648	266,603
MiTAC Holdings Corp.	398,151	557,382
MPI Corp.	36,207	894,674
Nan Pao Resins Chemical Co. Ltd.	26,516	233,885
Nan Ya Plastics Corp.	2,254,496	2,914,212
Nan Ya Printed Circuit Board Corp.	101,821	412,386
Nankang Rubber Tire Co. Ltd. (a)	196,443	290,125
Nanya Technology Corp. (a)	523,486	680,093
Nien Made Enterprise Co. Ltd.	76,261	1,140,085
Novatek Microelectronics Corp.	247,650	3,838,986
Nuvoton Technology Corp.	100,799	313,687
Oneness Biotech Co. Ltd.	138,047	544,901
Orient Semiconductor Electronics Ltd.	215,817	256,093
Pan Jit International, Inc.	166,456	285,411
Pan-International Industrial	250,122	290,103
Parade Technologies Ltd.	33,274	726,726
Pegatron Corp.	856,530	2,605,600
Pegavision Corp.	21,538	250,467
PharmaEssentia Corp. (a)	101,755	1,996,477
Phihong Technology Co. Ltd. (a)	201,323	235,385
Phison Electronics Corp.	69,481	1,000,397
Phoenix Silicon International Corp.	87,000	325,308
PixArt Imaging, Inc.	64,547	482,598
Polaris Group (a)	174,588	269,102
Pou Chen Corp.	961,020	1,127,253
Powerchip Semiconductor Manufacturing Corp. (a)	1,323,402	733,105
Powertech Technology, Inc.	294,572	1,150,772
Poya International Co. Ltd.	26,656	415,652
President Chain Store Corp.	239,783	2,208,818
President Securities Corp.	346,405	276,372
Primax Electronics Ltd.	200,443	501,919
Promate Electronic Co. Ltd.	89,865	229,618
Qisda Corp.	689,549	769,721
Quanta Computer, Inc.	1,155,969	10,531,931
Quanta Storage, Inc.	94,063	277,529
Radiant Opto-Electronics Corp.	188,861	1,233,290
Raydium Semiconductor Corp.	31,775	334,322
Realtek Semiconductor Corp.	212,443	3,127,215
RichWave Technology Corp. (a)	35,459	182,968
Ruentex Development Co. Ltd.	659,967	950,539
Ruentex Industries Ltd.	267,104	632,357
Run Long Construction Co. Ltd.	176,429	264,583
Sakura Development Co. Ltd.	142,942	224,573
Sanyang Motor Co. Ltd.	253,562	549,513
Scientech Corp.	23,450	322,712
SDI Corp.	63,591	234,426
SerComm Corp.	134,072	458,226
Shihlin Electric & Engineering Corp.	99,843	626,606
Shin Kong Financial Holding Co. Ltd. (a)	6,036,765	2,143,043
Shin Zu Shing Co. Ltd.	67,908	364,475
Shinfox Energy Co. Ltd.	47,201	170,488
Shinkong Insurance Co. Ltd.	96,799	295,414
Shinkong Synthetic Fiber Co.	670,804	317,708
Shiny Chemical Industrial Co. Ltd.	60,836	317,639
Sigurd Microelectronics Corp.	202,553	459,527
Silicon Integrated System Corp.	160,744	382,719
Simplo Technology Co. Ltd.	71,415	755,282
SINBON Electronics Co. Ltd.	101,799	836,006
Sino-American Silicon Products, Inc.	208,355	1,011,716
Sinon Corp.	230,606	300,380
Sinopac Financial Holdings Co.	4,566,410	3,252,150
Sitronix Technology Corp.	56,899	391,088
Solar Applied Materials Technology Corp.	243,364	468,334
Solomon Technology Corp.	54,000	231,615
Sporton International, Inc.	42,190	276,202
Standard Foods Corp.	244,173	286,923
Sunonwealth Electric Machine Industry Co. Ltd.	113,732	336,733
Sunplus Technology Co. Ltd. (a)	248,716	224,545
Supreme Electronics Co. Ltd.	217,201	442,935
Synnex Technology International Corp.	529,100	1,165,938
Systex Corp.	91,019	373,706
Ta Chen Stainless Pipe Co. Ltd.	742,252	750,012
Ta Ya Electric Wire & Cable Co. Ltd.	335,996	474,555
Taichung Commercial Bank Co. Ltd.	1,589,103	877,200
TaiMed Biologics, Inc. (a)	125,396	316,010
Tainan Spinning Co. Ltd.	544,738	257,831
Taishin Financial Holdings Co. Ltd.	4,938,941	2,632,702
Taiwan Business Bank	2,983,899	1,440,031
Taiwan Cogeneration Corp.	278,583	373,080
Taiwan Cooperative Financial Holding Co. Ltd.	4,454,309	3,494,040
Taiwan Fertilizer Co. Ltd.	286,506	509,439
Taiwan Glass Industry Corp. (a)	597,043	360,467
Taiwan High Speed Rail Corp.	778,401	708,279
Taiwan Hon Chuan Enterprise Co. Ltd.	125,966	600,457
Taiwan Mask Corp.	111,909	189,461
Taiwan Mobile Co. Ltd.	768,181	2,716,237
Taiwan Paiho Ltd.	136,786	342,467
Taiwan Secom Co.	123,292	523,684
Taiwan Semiconductor Co. Ltd.	131,292	254,886
Taiwan Semiconductor Manufacturing Co. Ltd.	10,494,148	330,162,773
Taiwan Surface Mounting Technology Co. Ltd.	121,182	399,425
Taiwan Union Technology Corp.	104,578	519,529
Taiwan-Asia Semiconductor Corp.	200,531	215,203
Tatung Co. Ltd. (a)	649,801	889,770
Tcc Group Holdings	2,926,813	2,917,018
TCI Co. Ltd.	67,356	278,538
TECO Electric & Machinery Co. Ltd.	601,131	921,795
Test Research, Inc.	67,415	276,652
The Shanghai Commercial & Savings Bank Ltd.	1,636,411	2,039,433
Tong Hsing Electronics Industries Ltd.	97,930	388,858
Tong Yang Industry Co. Ltd.	165,434	548,828
Topco Scientific Co. Ltd.	76,689	742,743
Topkey Corp.	38,097	273,020
TPK Holding Co. Ltd. (a)	225,716	292,587
Transcend Information, Inc.	91,843	274,592
Tripod Technology Corp.	191,751	1,135,511
TSEC Corp.	293,771	196,079
TSRC Corp.	405,965	307,255
TTY Biopharm Co. Ltd.	126,138	288,714
Tung Ho Steel Enterprise Corp.	213,196	488,953
TXC Corp.	140,918	512,320
U-Ming Marine Transport Corp.	205,333	355,146
Uni-President Enterprises Corp.	2,069,420	5,814,074
Unimicron Technology Corp.	582,254	2,852,865
Unitech Printed Circuit Board Corp. (a)	270,902	251,267
Unitech Printed Circuit Board Corp. rights 12/2/24 (a)	12,950	1,744
United Integrated Services Co.	74,371	774,987
United Microelectronics Corp.	4,793,575	6,938,435
United Renewable Energy Co. Ltd. (a)	685,720	237,882
Universal Microwave Technology, Inc.	32,000	301,658
UPI Semiconductor Corp.	31,318	238,192
Vanguard International Semiconductor Corp.	428,568	1,269,127
Vanguard International Semiconductor Corp. rights 10/18/24 (a)	35,104	9,343
Via Technologies, Inc.	87,173	309,922
VisEra Technologies Co. Ltd.	49,987	427,241
Visual Photonics Epitaxy Co. Ltd.	81,437	351,865
Voltronic Power Technology Corp.	28,457	1,877,548
Wafer Works Corp.	481,512	435,668
Wafer Works Corp. rights (a)	12,626	1,048
Waffer Technology Corp.	72,371	158,304
Waffer Technology Corp. rights 12/2/24 (a)	1,730	1,165
Wah Lee Industrial Corp.	73,283	276,182
Walsin Lihwa Corp.	1,203,171	1,106,303
Walsin Technology Corp.	142,862	440,402
Wan Hai Lines Ltd.	294,804	783,040
Win Semiconductors Corp. (a)	150,232	558,084
Winbond Electronics Corp.	1,464,530	869,665
WinWay Technology Co. Ltd.	11,736	471,950
Wisdom Marine Lines Co. Ltd.	192,641	438,609
Wistron Corp.	1,179,639	3,977,876
Wistron NeWeb Corp.	171,271	642,054
Wiwynn Corp.	48,097	2,743,336
Wowprime Corp.	38,716	288,459
WPG Holding Co. Ltd.	674,795	1,538,173
WT Microelectronics Co. Ltd.	289,681	978,029
XinTec, Inc.	73,305	474,546
Yageo Corp.	170,782	2,914,191
Yang Ming Marine Transport Corp.	729,709	1,502,987
Yankey Engineering Co. Ltd.	23,293	224,090
YFY, Inc.	583,540	555,824
Yieh Phui Enterprise Co.	545,653	256,982
Yuanta Financial Holding Co. Ltd.	4,470,873	4,498,741
Yulon Finance Corp.	123,987	538,692
Yulon Motor Co. Ltd.	283,144	502,221
Yungshin Construction & Development Co. Ltd.	34,000	222,964
Zhen Ding Technology Holding Ltd.	281,726	974,640
ZillTek Technology Corp.	17,670	188,852
TOTAL TAIWAN		746,879,660
Tanzania - 0.0%
Helios Towers PLC (a)(b)	336,001	460,985
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	173,466	1,410,960
Advanced Information Service PCL NVDR	344,936	2,805,685
Airports of Thailand PCL NVDR	1,986,128	3,598,985
Amata Corp. PCL NVDR	456,588	395,062
AP Thailand PCL NVDR	1,551,605	438,151
B. Grimm Power PCL (For. Reg.)	206,599	135,492
Bangchak Corp. PCL NVDR	422,703	428,050
Bangkok Chain Hospital PCL NVDR	713,262	364,976
Bangkok Commercial Asset Management PCL (For. Reg.)	410,600	100,829
Bangkok Dusit Medical Services PCL:
(For. Reg.)	1,692,244	1,378,393
NVDR	3,193,753	2,601,426
Bangkok Expressway and Metro PCL (For. Reg.)	2,692,438	628,312
Banpu PCL NVDR	3,887,514	719,299
Berli Jucker PCL NVDR	545,300	387,990
BTS Group Holdings PCL:
(For. Reg.) (a)	1,558,451	226,839
NVDR (a)	3,081,834	451,794
Bumrungrad Hospital PCL:
(For. Reg.)	91,133	734,956
NVDR	160,478	1,294,200
Carabao Group PCL NVDR	197,815	466,685
Central Pattana PCL:
(For. Reg.)	480,405	893,134
NVDR	415,985	773,369
Central Plaza Hotel PCL NVDR	259,891	277,362
Central Retail Corp. PCL (For. Reg.)	553,920	524,454
CH. Karnchang PCL (For. Reg.)	380,045	216,304
Charoen Pokphand Foods PCL:
(For. Reg.)	690,011	507,492
NVDR	1,110,287	816,598
Chularat Hospital PCL NVDR unit	3,412,479	293,424
Com7 PCL NVDR	554,799	458,933
CP ALL PCL:
(For. Reg.)	1,107,358	2,074,074
NVDR	1,456,317	2,727,671
CP Axtra PCL NVDR	1,019,557	1,017,262
Delta Electronics PCL:
(For. Reg.)	577,529	2,345,559
NVDR	760,087	3,086,994
Electricity Generating PCL (For. Reg.)	79,217	281,391
Energy Absolute PCL NVDR	926,700	215,810
Energy Earth PCL (For. Reg.) (a)(c)	7,600	0
Gulf Energy Development PCL:
(For. Reg.)	166,329	327,763
NVDR	1,260,967	2,484,822
Hana Microelectronics PCL (For. Reg.)	151,001	169,858
Home Product Center PCL:
(For. Reg.)	1,320,845	373,063
NVDR	1,447,841	408,932
i-Tail Corp. PCL	669,366	500,524
Intouch Holdings PCL:
(For. Reg.)	273,594	866,794
NVDR	288,797	914,960
IRPC PCL NVDR	7,206,095	328,286
Kasikornbank PCL NVDR	274,051	1,186,911
KCE Electronics PCL (For. Reg.)	221,476	234,140
Krung Thai Bank PCL:
(For. Reg.)	395,497	240,036
NVDR	1,239,251	752,130
Krungthai Card PCL:
(For. Reg.)	241,151	340,255
NVDR	226,566	319,677
Land & House PCL:
(For. Reg.)	1,618,397	278,078
NVDR	3,139,358	539,415
MBK PCL NVDR unit	703,830	414,287
Mega Lifesciences PCL NVDR	244,317	284,435
Minor International PCL:
(For. Reg.)	331,628	262,663
NVDR	1,221,610	967,565
Muangthai Leasing PCL (For. Reg.)	191,001	285,885
Ngern Tid Lor PCL NVDR	745,018	389,692
Osotspa PCL NVDR	725,023	443,834
Plan B Media PCL NVDR unit	1,228,830	270,747
PTT Exploration and Production PCL:
(For. Reg.)	309,482	1,161,501
NVDR	312,656	1,173,414
PTT Global Chemical PCL:
(For. Reg.)	410,294	316,019
NVDR	659,106	507,660
PTT Oil & Retail Business PCL:
(For. Reg.)	566,748	258,443
NVDR	818,155	373,087
PTT PCL:
(For. Reg.)	2,300,916	2,284,227
NVDR	1,995,611	1,981,137
Quality Houses PCL NVDR	5,465,571	300,916
Ratch Group PCL NVDR unit	620,492	592,356
Sansiri PCL NVDR	8,254,307	446,260
SCB X PCL:
(For. Reg.)	175,618	590,181
NVDR	207,381	696,924
SCG Packaging PCL NVDR	619,143	466,524
Siam Cement PCL:
(For. Reg.)	163,786	1,018,855
NVDR	178,575	1,110,852
Siam Global House PCL NVDR	872,802	415,843
Sri Trang Agro-Industry PCL NVDR	508,523	312,077
Srisawad Corp. PCL (For. Reg.)	199,811	250,668
Star Petroleum Refining PCL NVDR	1,176,938	233,773
STARK Corp. PCL (a)(c)	4,002,200	1,185
Supalai PCL (For. Reg.)	373,468	216,711
Thai Airways International PCL (For. Reg.) (a)(c)	126,000	12,387
Thai Oil PCL:
(For. Reg.)	263,227	319,763
NVDR	309,064	375,445
Thai Union Frozen Products PCL (For. Reg.)	793,405	352,267
TISCO Financial Group PCL NVDR	142,523	407,232
TMBThanachart Bank PCL NVDR	11,976,616	631,456
TOA Paint Thailand PCL NVDR	399,604	213,015
True Corp. PCL (a)	1,596,389	580,918
True Corp. PCL NVDR (a)	2,932,294	1,067,046
WHA Corp. PCL:
(For. Reg.)	1,644,189	284,057
NVDR	2,481,180	428,658
TOTAL THAILAND		68,043,524
Turkey - 0.2%
Akbank TAS	1,345,154	1,986,423
Aksa Akrilik Kimya Sanayii	915,176	222,751
Alarko Holding AS	94,631	238,476
Anadolu Efes Biracilik Ve Malt Sanayii A/S	93,539	523,316
Anadolu Sigoria (a)	115,825	290,872
Aselsan A/S	647,035	1,149,047
Baticim Bati Anadolu Cimento Sanayii A/S (a)	65,475	308,983
Bim Birlesik Magazalar A/S JSC	194,883	2,653,230
Cimsa Cimento Sanayi Ve Ticaret A/S	292,432	297,510
Coca-Cola Icecek Sanayi A/S	389,472	578,553
Dogan Sirketler Grubu Holding A/S	933,323	353,554
Dogus Otomotiv Servis ve Ticaret A/S	42,405	260,259
Ege Endustri Ve Ticaret A/S	867	277,002
Eldorado Gold Corp. (a)	87,728	1,526,033
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	1,003,731	294,982
Enerjisa Enerji A/S (d)	157,287	253,615
Eregli Demir ve Celik Fabrikalari T.A.S.	626,718	870,619
Ford Otomotiv Sanayi A/S	32,856	938,263
Haci Omer Sabanci Holding A/S	481,056	1,168,770
Hektas Ticaret A/S (a)	4,329,726	448,578
Is Yatirim Menkul Degerler A/S	289,092	271,163
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	555,081	399,483
Koc Holding A/S	328,219	1,618,824
Kontrolmatik Enerji Ve Muhendislik A/S	171,095	214,911
Koza Altin Isletmeleri A/S (a)	563,127	330,661
Mavi Jeans Class B (d)	146,448	325,677
MIA Teknoloji A/S	144,175	177,226
Migros Turk Ticaret A/S	43,968	521,932
MLP Saglik Hizmetleri A/S (a)(d)	46,079	466,640
Nuh Cimento Sanayi A/S	35,542	296,918
Otokar Otomotiv ve Savunma Sanayi A.S.	20,788	251,774
Oyak Cimento Fabrikalari A/S (a)	184,532	308,586
Pegasus Hava Tasimaciligi A/S	107,071	723,702
Petkim Petrokimya Holding A/S (a)	640,327	346,840
Reysas Logistics	890,939	369,480
Sasa Polyester Sanayi A/S	5,034,337	565,656
Sok Marketler Ticaret A/S	180,989	207,584
TAV Havalimanlari Holding A/S (a)	89,547	601,858
Tofas Turk Otomobil Fabrikasi A/S	64,307	352,830
Turk Hava Yollari AO (a)	235,232	1,870,735
Turkcell Iletisim Hizmet A/S	534,786	1,322,723
Turkiye Is Bankasi A/S Series C	3,781,287	1,297,766
Turkiye Petrol Rafinerileri A/S	428,189	1,806,979
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,516,577	534,664
Turkiye Sirgota A/S	969,320	365,493
Turkiye Sise ve Cam Fabrikalari A/S	665,082	759,706
Ulker Biskuvi Sanayi A/S (a)	93,892	344,166
Yapi ve Kredi Bankasi A/S	1,470,112	1,050,295
TOTAL TURKEY		32,345,108
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	1,318,936	3,210,217
Abu Dhabi Islamic Bank	656,883	2,253,366
Abu Dhabi National Oil Co. for Distribution PJSC	1,491,468	1,465,866
ADNOC Drilling Co. PJSC	1,373,078	1,895,293
Agthia Group PJSC	173,475	358,941
Air Arabia PJSC	1,293,542	1,014,253
Ajman Bank PJSC (a)	710,212	336,442
Aldar Properties PJSC	1,652,277	3,427,765
Americana Restaurants International PLC	1,289,826	793,620
Aramex Co. (a)	431,756	269,183
Dana Gas PJSC (a)	3,427,320	629,842
Dubai Financial Market PJSC	1,041,838	360,228
Dubai Investments Ltd.	1,074,266	620,042
Dubai Islamic Bank Pakistan Ltd.	1,353,641	2,303,333
Emaar Properties PJSC	2,856,903	6,759,093
Emirates Central Cooling Systems Corp.	1,033,324	492,320
Emirates NBD Bank PJSC	822,891	4,256,661
Emirates Telecommunications Corp.	1,514,046	7,304,255
First Abu Dhabi Bank PJSC	1,915,526	6,852,619
Gulf Navigation Holding PJSC (a)	242,783	394,608
Multiply Group (a)	1,669,224	1,031,605
National Central Cooling Co.	377,802	333,259
NMC Health PLC (a)(c)	17,953	0
Phoenix Group PLC	542,799	196,546
Sharjah Islamic Bank	746,335	467,342
Space42 PLC (a)	837,918	479,064
TOTAL UNITED ARAB EMIRATES		47,505,763
United Kingdom - 7.0%
3i Group PLC	411,076	16,857,289
4Imprint Group PLC	12,534	825,876
A.G. Barr PLC	52,404	420,976
AB Dynamics PLC	9,924	223,939
Abrdn PLC	788,058	1,342,857
Admiral Group PLC	112,136	3,707,384
Advanced Medical Solutions Group PLC	109,356	319,386
AJ Bell PLC	147,222	843,818
Allfunds Group PLC (b)	163,835	1,002,440
Alpha FX Group PLC	16,142	443,345
Alphawave IP Group PLC (a)(b)	148,124	212,772
AngloGold Ashanti PLC	179,891	5,018,803
AO World PLC (a)	189,722	265,676
Ashmore Group PLC	223,121	606,479
Ashtead Group PLC	186,465	13,916,511
Ashtead Technology Holdings PLC	37,584	267,514
Associated British Foods PLC	142,448	4,079,523
Assura PLC	1,360,689	706,027
AstraZeneca PLC (United Kingdom)	659,091	93,784,434
Auction Technology Group PLC (a)(b)	49,336	286,591
Auto Trader Group PLC (d)	374,959	4,048,616
Aviva PLC	1,117,002	6,526,082
B&M European Value Retail SA	424,189	2,120,058
Babcock International Group PLC	113,334	689,774
BAE Systems PLC	1,288,560	20,768,120
Balfour Beatty PLC	231,867	1,329,867
Barclays PLC	6,277,920	19,244,983
Barratt Developments PLC	602,019	3,465,284
Beazley PLC	277,433	2,702,695
Bellway PLC	51,066	1,867,422
Berkeley Group Holdings PLC	44,524	2,540,755
Big Yellow Group PLC	78,327	1,220,065
Bodycote PLC	84,411	602,994
Breedon Group PLC	137,965	782,755
Bridgepoint Group PLC (d)	106,269	426,981
British American Tobacco PLC (United Kingdom)	841,473	29,425,562
British Land Co. PLC	388,294	1,995,733
Britvic PLC	98,842	1,628,834
BT Group PLC (b)	2,766,549	4,931,829
Bunzl PLC	143,800	6,326,630
Burberry Group PLC	153,927	1,564,650
Bytes Technology Group PLC	105,699	617,137
Central Asia Metals PLC	126,231	286,473
Centrica PLC	2,198,270	3,324,938
Chemring Group PLC	131,296	601,014
CK Hutchison Holdings Ltd.	1,125,300	5,918,097
Clarkson PLC	12,203	553,091
Close Brothers Group PLC	67,926	199,699
Coats Group PLC	706,639	863,795
Coca-Cola Europacific Partners PLC	86,510	6,574,760
Compass Group PLC	715,264	23,229,217
Computacenter PLC	36,773	1,038,431
ConvaTec Group PLC (d)	728,118	2,003,552
Craneware PLC	13,441	343,164
Cranswick PLC	25,062	1,638,431
Crest Nicholson Holdings PLC	113,188	247,094
Croda International PLC	56,424	2,695,607
Currys PLC (a)	425,002	452,116
CVS Group PLC	33,184	403,501
DCC PLC (United Kingdom)	42,170	2,666,604
Deliveroo PLC Class A (a)(d)	487,956	867,031
Derwent London PLC	40,224	1,135,884
Diageo PLC	943,411	29,134,210
Diploma PLC	56,927	3,125,564
Direct Line Insurance Group PLC	572,189	1,212,220
Discoverie Group PLC	44,671	383,047
Domino's Pizza UK & IRL PLC	162,221	630,038
Dowlais Group PLC	618,063	390,352
Dr. Martens Ltd.	286,241	201,894
Drax Group PLC	165,264	1,327,611
DS Smith PLC	580,410	4,082,575
Dunelm Group PLC	52,451	751,402
easyJet PLC	133,656	880,327
Elementis PLC	278,663	479,336
Empiric Student Property PLC	308,460	375,868
Entain PLC	272,368	2,616,477
Essentra PLC	151,380	289,672
FDM Group Holdings PLC	49,961	228,055
Fever-Tree Drinks PLC	48,111	460,933
Firstgroup PLC	302,958	520,735
Forterra PLC (d)	126,434	313,670
Frasers Group PLC (a)	49,438	485,121
Future PLC	46,355	524,503
Games Workshop Group PLC	14,465	2,230,767
Gamma Communications PLC	43,534	891,422
GB Group PLC	114,875	503,923
Genuit Group PLC	119,137	720,483
Genus PLC	31,573	850,877
Grafton Group PLC unit	80,289	1,036,943
Grainger Trust PLC	308,832	903,967
Great Portland Estates PLC	205,531	830,844
Greatland Gold PLC (a)	4,216,979	348,005
Greggs PLC	42,861	1,515,424
Halfords Group PLC	144,516	312,316
Halma PLC	161,779	5,162,997
Hammerson PLC	194,901	722,280
Harbour Energy PLC	247,649	882,631
Hargreaves Lansdown PLC	148,131	2,078,162
Hays PLC	709,213	707,819
Hill & Smith Holdings PLC	35,377	928,303
Hilton Food Group PLC	39,176	454,639
Hiscox Ltd.	144,189	2,011,703
Hollywood Bowl Group PLC	88,629	373,133
Home (REIT) PLC (a)(c)	386,246	151,605
Howden Joinery Group PLC	234,225	2,543,020
HSBC Holdings PLC (United Kingdom)	7,859,131	72,131,287
Hunting PLC	66,469	258,411
Ibstock PLC (d)	201,838	521,821
IG Group Holdings PLC	157,321	1,815,575
IMI PLC	108,454	2,307,459
Impax Asset Management Group PLC	45,998	208,186
Imperial Brands PLC	336,431	10,152,824
Inchcape PLC	154,179	1,423,452
Indivior PLC (a)	50,380	445,318
Informa PLC	560,066	5,839,524
IntegraFin Holdings PLC	134,486	638,160
InterContinental Hotel Group PLC	68,115	7,512,918
Intermediate Capital Group PLC	122,569	3,258,921
International Distributions Services PLC	267,440	1,162,836
Intertek Group PLC	68,001	4,075,547
Investec PLC	281,160	2,157,123
IP Group PLC (a)	504,526	298,282
ITV PLC	1,502,090	1,431,347
J Sainsbury PLC	705,756	2,422,519
J.D. Wetherspoon PLC	42,734	338,335
JD Sports Fashion PLC	1,098,330	1,756,140
Jet2 PLC	77,766	1,440,957
John Wood Group PLC (a)	280,978	458,318
Johnson Matthey PLC	87,659	1,681,915
Johnson Service Group PLC	224,608	432,693
Jupiter Fund Management PLC	237,789	246,827
Just Eat Takeaway.com NV (a)(d)	79,353	904,162
Just Group PLC	454,044	784,526
Kainos Group PLC	38,703	372,795
Keller Group PLC	30,781	649,338
Kier Group PLC	223,749	411,997
Kingfisher PLC	778,276	2,943,286
Lancashire Holdings Ltd.	108,962	886,562
Land Securities Group PLC	289,808	2,247,763
Learning Technologies Group PLC	289,293	335,726
Legal & General Group PLC	2,533,661	7,092,720
Liontrust Asset Management PLC	33,225	207,784
Lloyds Banking Group PLC	26,426,382	18,139,078
London Stock Exchange Group PLC	201,052	27,249,763
Londonmetric Properity PLC	914,129	2,286,724
M&G PLC	938,549	2,347,206
Man Group PLC	560,547	1,435,475
Marks & Spencer Group PLC	869,570	4,219,061
Marshalls PLC	108,854	477,230
ME Group International PLC	125,022	342,570
Melrose Industries PLC	573,968	3,515,489
Mitchells & Butlers PLC (a)	117,575	379,776
Mitie Group PLC	658,058	989,389
Molten Ventures PLC (a)	70,475	308,972
MONY Group PLC	238,091	577,172
Moonpig Group PLC (a)	148,000	477,097
Morgan Advanced Materials PLC	139,716	435,079
Morgan Sindall PLC	20,750	1,002,015
National Grid PLC	2,039,458	25,607,739
NatWest Group PLC	2,828,852	13,403,808
NCC Group Ltd.	158,775	316,107
Next Fifteen Communications Group PLC	40,359	209,465
Next PLC	51,019	6,440,493
Ninety One PLC	152,574	325,009
Ocado Group PLC (a)(b)	231,651	1,039,186
OSB Group PLC	165,589	755,429
Oxford Instruments PLC	25,399	704,141
Oxford Nanopore Technologies Ltd. (a)	250,327	434,145
Pagegroup PLC	138,578	638,636
Paragon Banking Group PLC	92,094	814,629
Pearson PLC	256,331	3,764,048
Pennon Group PLC	126,876	890,803
Pepco Group NV (a)(b)	77,944	333,663
Persimmon PLC	140,468	2,657,125
Pets At Home Group PLC	199,431	761,697
Phoenix Group Holdings PLC	310,853	1,968,874
Picton Property Income Ltd.	307,011	274,342
Playtech Ltd. (a)	105,786	990,306
Polar Capital Holdings PLC	46,241	285,010
Premier Foods PLC	320,046	777,495
Primary Health Properties PLC	623,745	766,889
QinetiQ Group PLC	236,294	1,398,524
Quilter PLC (b)(d)	662,116	1,224,300
Rathbone Brothers PLC	29,225	627,065
Reckitt Benckiser Group PLC	295,774	17,942,843
RELX PLC (London Stock Exchange)	787,584	36,118,369
Renew Holdings PLC	41,299	582,588
Renewi PLC	41,329	324,013
Renishaw PLC	15,846	643,628
Rentokil Initial PLC	1,078,568	5,409,855
Rightmove PLC	334,797	2,541,873
Rolls-Royce Holdings PLC (a)	3,621,636	24,990,733
Rotork PLC	363,808	1,409,213
RS GROUP PLC	203,558	1,824,221
RWS Holdings PLC	131,926	249,724
Safestore Holdings PLC	93,840	978,906
Sage Group PLC	431,485	5,393,532
Savills PLC	63,043	873,063
Schroders PLC	340,405	1,509,937
Segro PLC	544,027	5,508,144
Serco Group PLC	462,442	1,044,114
Serica Energy PLC	146,787	270,852
Severn Trent PLC	113,940	3,772,904
Shaftesbury Capital PLC	621,880	1,088,155
Smith & Nephew PLC	376,890	4,685,804
Smiths Group PLC	143,388	2,826,993
Softcat PLC	61,736	1,349,313
Spectris PLC	42,746	1,386,790
Spirax-Sarco Engineering PLC	31,160	2,593,571
Spire Healthcare Group PLC (d)	135,508	377,419
Spirent Communications PLC (a)	332,238	719,719
SSE PLC (b)	461,495	10,479,266
SSP Group PLC	349,678	727,289
St. James's Place PLC	237,989	2,494,893
Standard Chartered PLC (United Kingdom)	925,810	10,736,049
SThree PLC	74,143	337,959
Subsea 7 SA	92,708	1,418,407
Supermarket Income (REIT) PLC	606,860	550,891
Target Healthcare (REIT) PLC	334,030	390,658
Tate & Lyle PLC	172,351	1,666,785
Taylor Wimpey PLC	1,558,599	2,946,817
Team17 Group PLC (a)	58,658	170,182
Telecom Plus PLC	31,624	685,063
Tesco PLC	2,908,837	12,844,469
The PRS REIT PLC	286,434	390,764
The Weir Group PLC	110,126	2,967,841
THG PLC (a)(b)	320,122	192,934
TORM PLC	22,282	580,627
TP ICAP Group PLC	339,094	981,614
Trainline PLC (a)(d)	201,937	1,013,429
Travis Perkins PLC	94,256	982,030
Tritax Big Box REIT PLC	927,500	1,687,506
Trustpilot Group PLC (a)(d)	171,959	549,897
Unilever PLC	1,057,079	64,483,965
Unite Group PLC	158,857	1,793,358
United Utilities Group PLC	288,076	3,801,866
Urban Logistics REIT PLC	255,801	388,555
Vesuvius PLC	97,922	451,399
Victrex PLC	39,227	430,952
Vistry Group PLC (a)	136,642	1,602,476
Vodafone Group PLC	9,540,526	8,871,886
Volex PLC	66,739	279,684
Volution Group PLC	93,146	694,219
Warehouse (REIT) PLC	272,661	303,064
Watches of Switzerland Group PLC (a)(d)	106,351	558,137
WH Smith PLC	57,733	982,658
Whitbread PLC	76,753	2,981,941
Wickes Group PLC	162,888	336,057
Wise PLC (a)	287,887	2,620,784
Workspace Group PLC	65,756	468,884
WPP PLC	465,591	4,893,792
Yellow Cake PLC (a)(d)	95,752	669,193
YouGov PLC	46,922	280,737
Zigup PLC	109,540	500,718
TOTAL UNITED KINGDOM		941,026,187
United States of America - 5.0%
Alcon, Inc. (Switzerland)	212,720	19,603,101
Bausch Health Cos., Inc. (Canada) (a)	137,693	1,266,776
BP PLC	7,015,696	34,312,501
Brookfield Renewable Corp.	60,645	1,856,786
BRP, Inc. Subordinate Voting Shares	15,808	779,416
Burford Capital Ltd.	84,387	1,142,535
Carnival PLC (a)	58,362	1,165,500
CSL Ltd.	205,182	38,524,014
CyberArk Software Ltd. (a)(b)	19,137	5,291,763
Diversified Energy Co. PLC (b)	23,306	281,136
Energy Fuels, Inc. (a)(b)	83,012	501,405
Experian PLC	387,945	18,893,902
Ferrovial SE	220,899	8,861,633
Fiverr International Ltd. (a)(b)	15,545	454,847
GCC S.A.B. de CV	75,622	618,445
GFL Environmental, Inc.	93,333	3,904,656
GSK PLC	1,763,345	31,843,499
Haleon PLC	3,302,553	15,872,287
Holcim AG	220,624	21,736,657
InMode Ltd. (a)	34,336	586,459
James Hardie Industries PLC CDI (a)	184,006	5,868,550
JBS SA	339,884	2,117,183
Legend Biotech Corp. ADR (a)	31,690	1,426,684
MDA Space Ltd. (a)	45,004	688,466
Monday.com Ltd. (a)	15,860	4,660,778
Nestle SA (Reg. S)	1,112,222	105,096,797
PolyPeptide Group AG (a)(d)	7,049	235,089
Primo Water Corp.	68,426	1,794,814
QIAGEN NV (Germany)	96,226	4,087,357
Reliance Worldwide Corp. Ltd.	337,706	1,149,818
RHI Magnesita NV	8,658	358,366
Riskified Ltd. (a)(b)	45,556	203,635
Roche Holding AG:
(Bearer)	19,834	6,734,212
(participation certificate)	291,828	90,438,522
Sanofi SA	483,616	51,108,454
Schneider Electric SA	232,081	60,120,295
Shell PLC (London)	2,673,890	89,274,022
Signify NV (d)	58,098	1,423,176
Sims Ltd.	74,052	615,371
Sinch AB (a)(d)	291,530	866,829
Stellantis NV (Italy)	898,716	12,313,577
Swiss Re Ltd.	128,109	16,415,101
Tenaris SA	195,237	3,216,622
TI Fluid Systems PLC (d)	176,150	386,587
Titan Cement International Trading SA	17,957	640,673
TOTAL UNITED STATES OF AMERICA		668,738,296
Zambia - 0.0%
First Quantum Minerals Ltd. (a)	305,004	3,940,835
TOTAL COMMON STOCKS (Cost $11,643,974,925)		13,102,784,755

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	192,722	1,542,560
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	30,423	2,235,406
Dr. Ing. h.c. F. Porsche AG Series F (d)	48,491	3,411,848
Draegerwerk AG & Co. KGaA (non-vtg.)	5,540	269,067
Fuchs Petrolub AG	30,530	1,422,010
Henkel AG & Co. KGaA	65,584	5,677,157
Jungheinrich AG	25,865	706,743
Porsche Automobil Holding SE (Germany)	66,287	2,753,778
Sartorius AG (non-vtg.)	11,318	2,926,361
Sixt SE Preference Shares	4,372	272,974
Sto SE & Co. KGaA	1,551	205,826
Volkswagen AG	73,487	7,132,855
TOTAL GERMANY		27,014,025
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	22,788	460,554
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	5,934	672,338
Hyundai Motor Co. Ltd. Series 2	24,504	2,840,371
LG Chemical Ltd.	6,656	1,005,379
Samsung Electronics Co. Ltd.	347,295	11,986,176
TOTAL KOREA (SOUTH)		16,504,264
Russia - 0.0%
Surgutneftegas OJSC (a)(c)	1,961,555	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $55,183,362)		45,521,403

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $10,438,829)	10,468,000	10,441,178

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (h)	244,170,544	244,219,378
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	135,281,649	135,295,177
TOTAL MONEY MARKET FUNDS (Cost $379,514,555)		379,514,555

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $12,089,111,671)	13,538,261,891
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(105,252,085)
NET ASSETS - 100.0%	13,433,009,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,476	Dec 2024	83,135,700	1,772,511	1,772,511
ICE MSCI EAFE Index Contracts (United States)	1,484	Dec 2024	174,384,840	(5,100,860)	(5,100,860)
TME S&P/TSX 60 Index Contracts (Canada)	105	Dec 2024	21,828,779	331,768	331,768

TOTAL FUTURES CONTRACTS					(2,996,581)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,485,209 or 2.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,913,103.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	342,388,114	2,295,802,643	2,393,974,710	15,751,267	3,331	-	244,219,378	0.5%
Fidelity Securities Lending Cash Central Fund 4.87%	105,473,115	484,639,056	454,816,994	1,771,877	-	-	135,295,177	0.6%
Total	447,861,229	2,780,441,699	2,848,791,704	17,523,144	3,331	-	379,514,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	690,566,040	169,710,244	520,855,796	-
Consumer Discretionary	1,465,328,906	378,384,769	1,086,944,137	-
Consumer Staples	924,376,041	227,753,252	696,619,027	3,762
Energy	646,938,781	274,015,530	372,923,122	129
Financials	2,817,949,411	1,078,403,180	1,739,545,642	589
Health Care	1,183,189,678	227,544,996	955,431,875	212,807
Industrials	1,953,653,210	676,687,030	1,276,058,498	907,682
Information Technology	1,673,965,096	332,901,922	1,341,063,173	1
Materials	994,218,155	416,846,825	576,632,205	739,125
Real Estate	382,015,617	147,885,469	233,968,129	162,019
Utilities	416,105,223	205,678,917	210,426,304	2

Government Obligations	10,441,178	-	10,441,178	-

Money Market Funds	379,514,555	379,514,555	-	-
Total Investments in Securities:	13,538,261,891	4,515,326,689	9,020,909,086	2,026,116
Derivative Instruments: Assets
Futures Contracts	2,104,279	2,104,279	-	-
Total Assets	2,104,279	2,104,279	-	-
Liabilities
Futures Contracts	(5,100,860)	(5,100,860)	-	-
Total Liabilities	(5,100,860)	(5,100,860)	-	-
Total Derivative Instruments:	(2,996,581)	(2,996,581)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,104,279	(5,100,860)
Total Equity Risk	2,104,279	(5,100,860)
Total Value of Derivatives	2,104,279	(5,100,860)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $125,097,477) - See accompanying schedule:
Unaffiliated issuers (cost $11,709,597,116)	$13,158,747,336
Fidelity Central Funds (cost $379,514,555)	379,514,555

Total Investment in Securities (cost $12,089,111,671)		$13,538,261,891
Foreign currency held at value (cost $17,705,839)		17,673,171
Receivable for investments sold		2,335,531
Receivable for fund shares sold		13,272,612
Dividends receivable		27,395,290
Reclaims receivable		21,520,228
Distributions receivable from Fidelity Central Funds		1,450,433
Other receivables		25
Total assets		13,621,909,181
Liabilities
Payable for investments purchased
Regular delivery	$112,134
Delayed delivery	65,497
Payable for fund shares redeemed	7,777,881
Accrued management fee	693,230
Payable for daily variation margin on futures contracts	1,585,819
Deferred taxes	43,367,167
Other payables and accrued expenses	1,188
Collateral on securities loaned	135,296,459
Total liabilities		188,899,375
Net Assets		$13,433,009,806
Net Assets consist of:
Paid in capital		$12,215,326,723
Total accumulated earnings (loss)		1,217,683,083
Net Assets		$13,433,009,806
Net Asset Value, offering price and redemption price per share ($13,433,009,806 ÷ 945,052,656 shares)		$14.21
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$382,491,051
Interest		814,023
Income from Fidelity Central Funds (including $1,771,877 from security lending)		17,523,144
Income before foreign taxes withheld		$400,828,218
Less foreign taxes withheld		(34,532,487)
Total income		366,295,731
Expenses
Management fee	$7,421,867
Independent trustees' fees and expenses	32,475
Interest	15,473
Total expenses before reductions	7,469,815
Expense reductions	(368,827)
Total expenses after reductions		7,100,988
Net Investment income (loss)		359,194,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,568,216)	(169,303,534)
Redemptions in-kind	159,091,289
Fidelity Central Funds	3,331
Foreign currency transactions	(3,256,880)
Futures contracts	43,711,652
Total net realized gain (loss)		30,245,858
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $29,327,853)	1,971,716,901
Assets and liabilities in foreign currencies	(190,959)
Futures contracts	15,234,495
Total change in net unrealized appreciation (depreciation)		1,986,760,437
Net gain (loss)		2,017,006,295
Net increase (decrease) in net assets resulting from operations		$2,376,201,038
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$359,194,743	$295,393,381
Net realized gain (loss)	30,245,858	(102,144,891)
Change in net unrealized appreciation (depreciation)	1,986,760,437	742,480,360
Net increase (decrease) in net assets resulting from operations	2,376,201,038	935,728,850
Distributions to shareholders	(310,344,728)	(218,213,495)

Share transactions
Proceeds from sales of shares	4,454,246,562	3,690,276,965
Reinvestment of distributions	290,726,537	204,119,321
Cost of shares redeemed	(3,222,230,026)	(2,786,350,539)

Net increase (decrease) in net assets resulting from share transactions	1,522,743,073	1,108,045,747
Total increase (decrease) in net assets	3,588,599,383	1,825,561,102

Net Assets
Beginning of period	9,844,410,423	8,018,849,321
End of period	$13,433,009,806	$9,844,410,423

Other Information
Shares
Sold	326,930,323	296,975,955
Issued in reinvestment of distributions	22,695,308	17,551,102
Redeemed	(235,596,371)	(224,337,969)
Net increase (decrease)	114,029,260	90,189,088

Financial Highlights
Fidelity® Total International Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$10.82	$14.81	$11.54	$12.09
Income from Investment Operations
Net investment income (loss) A,B	.40	.38	.38	.35	.27
Net realized and unrealized gain (loss)	2.33	.94	(4.00)	3.14	(.50)
Total from investment operations	2.73	1.32	(3.62)	3.49	(.23)
Distributions from net investment income	(.37)	(.29)	(.37)	(.22)	(.32)
Total distributions	(.37)	(.29)	(.37)	(.22)	(.32)
Net asset value, end of period	$14.21	$11.85	$10.82	$14.81	$11.54
Total Return C	23.34%	12.29%	(25.01)%	30.47%	(1.97)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.90%	3.02%	3.04%	2.47%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$13,433,010	$9,844,410	$8,018,849	$8,557,656	$4,656,266
Portfolio turnover rate F	5 % G	4% G	3% G	5%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, Futures transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,772,364,628
Gross unrealized depreciation	(1,485,922,323)
Net unrealized appreciation (depreciation)	$1,286,442,305
Tax Cost	$12,252,151,355

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$322,454,946
Capital loss carryforward	$(346,936,579)
Net unrealized appreciation (depreciation) on securities and other investments	$1,285,531,884

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(58,544,757)
Long-term	(288,391,822)
Total capital loss carryforward	$(346,936,579)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$310,344,728	$218,213,495

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	2,690,535,106	621,949,859

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total International Index Fund	32,466,426	159,091,289	455,539,618

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total International Index Fund	4,412,954	17,381,109	56,088,646

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total International Index Fund	Borrower	49,876,000	5.58%	15,473

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Index Fund	186,668	1,540	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $368,827.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $10,960,485 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 74.23% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3860 and $0.0340 for the dividend paid December 18, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9879613.108
TI1-I-ANN-1224
Fidelity® U.S. Sustainability Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Sustainability Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 89.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	583,958	24,602,151
Entertainment - 0.9%
Electronic Arts, Inc.	41,884	6,318,201
Take-Two Interactive Software, Inc. (a)	26,713	4,320,026
The Walt Disney Co.	269,126	25,889,921
		36,528,148
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A	846,485	144,842,048
Class C	744,348	128,541,456
		273,383,504
Media - 0.8%
Charter Communications, Inc. Class A (a)	9,955	3,261,358
Comcast Corp. Class A	538,203	23,503,325
Fox Corp. Class A	36,696	1,541,232
Interpublic Group of Companies, Inc.	41,039	1,206,547
Omnicom Group, Inc.	24,449	2,469,349
		31,981,811
TOTAL COMMUNICATION SERVICES		366,495,614
CONSUMER DISCRETIONARY - 9.0%
Automobile Components - 0.1%
Aptiv PLC (a)	38,313	2,177,328
Automobiles - 2.5%
Rivian Automotive, Inc. Class A (a)	110,117	1,112,182
Tesla, Inc. (a)	423,925	105,917,661
		107,029,843
Broadline Retail - 0.3%
eBay, Inc.	4,612	265,236
MercadoLibre, Inc. (a)	6,203	12,636,628
		12,901,864
Distributors - 0.1%
Genuine Parts Co.	18,853	2,162,439
LKQ Corp.	37,030	1,362,334
Pool Corp.	5,936	2,146,695
		5,671,468
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	4,935	23,077,294
Darden Restaurants, Inc.	10,070	1,611,401
Domino's Pizza, Inc.	5,369	2,221,316
Doordash, Inc. (a)	44,590	6,987,253
Hilton Worldwide Holdings, Inc.	35,575	8,354,789
McDonald's Corp.	99,941	29,193,766
Royal Caribbean Cruises Ltd.	35,505	7,326,457
Yum! Brands, Inc.	33,714	4,421,928
		83,194,204
Household Durables - 0.4%
D.R. Horton, Inc.	43,396	7,333,924
NVR, Inc. (a)	539	4,933,365
PulteGroup, Inc.	38,600	4,999,858
		17,267,147
Specialty Retail - 3.1%
AutoZone, Inc. (a)	2,395	7,206,555
Bath & Body Works, Inc.	30,033	852,337
Best Buy Co., Inc.	27,382	2,476,154
Burlington Stores, Inc. (a)	10,361	2,567,145
CarMax, Inc. (a)	21,832	1,580,200
Dick's Sporting Goods, Inc.	10,037	1,964,743
Lowe's Companies, Inc.	79,683	20,863,400
O'Reilly Automotive, Inc. (a)	7,051	8,130,790
The Home Depot, Inc.	141,778	55,825,088
TJX Companies, Inc.	157,951	17,853,202
Tractor Supply Co.	15,022	3,988,491
Ulta Beauty, Inc. (a)	6,797	2,507,957
Williams-Sonoma, Inc.	23,522	3,155,006
		128,971,068
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	23,856	3,838,192
lululemon athletica, Inc. (a)	15,927	4,744,653
NIKE, Inc. Class B	169,009	13,035,664
		21,618,509
TOTAL CONSUMER DISCRETIONARY		378,831,431
CONSUMER STAPLES - 4.6%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	147,197	4,850,141
PepsiCo, Inc.	191,106	31,738,884
The Coca-Cola Co.	570,531	37,261,380
		73,850,405
Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies, Inc.	42,755	773,866
Kroger Co.	74,988	4,182,081
Target Corp.	64,113	9,619,515
Walgreens Boots Alliance, Inc.	83,863	793,344
		15,368,806
Food Products - 0.5%
Bunge Global SA	20,829	1,750,053
Campbell Soup Co.	29,585	1,380,140
Conagra Brands, Inc.	90,118	2,608,015
General Mills, Inc.	73,113	4,973,146
Hormel Foods Corp.	40,119	1,225,635
Kellanova	38,814	3,130,349
Lamb Weston Holdings, Inc.	20,037	1,556,675
McCormick & Co., Inc. (non-vtg.)	31,336	2,451,729
The J.M. Smucker Co.	21,391	2,428,092
		21,503,834
Household Products - 1.9%
Church & Dwight Co., Inc.	41,384	4,134,675
Colgate-Palmolive Co.	125,118	11,724,808
Kimberly-Clark Corp.	54,638	7,331,327
Procter & Gamble Co.	333,973	55,165,660
The Clorox Co.	21,523	3,412,472
		81,768,942
TOTAL CONSUMER STAPLES		192,491,987
ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	127,696	4,862,664
Halliburton Co.	104,169	2,889,648
Schlumberger Ltd.	190,423	7,630,250
		15,382,562
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy, Inc.	30,405	5,818,909
HF Sinclair Corp.	22,094	853,049
Marathon Petroleum Corp.	52,843	7,687,071
ONEOK, Inc.	69,886	6,770,556
Phillips 66 Co.	61,364	7,475,362
Targa Resources Corp.	29,359	4,901,779
The Williams Companies, Inc.	133,753	7,004,645
Valero Energy Corp.	45,541	5,909,400
		46,420,771
TOTAL ENERGY		61,803,333
FINANCIALS - 11.3%
Banks - 0.9%
Citizens Financial Group, Inc.	65,296	2,750,268
Huntington Bancshares, Inc.	175,268	2,732,428
KeyCorp	130,304	2,247,744
PNC Financial Services Group, Inc.	48,374	9,107,373
Regions Financial Corp.	153,858	3,672,590
Truist Financial Corp.	175,330	7,547,957
U.S. Bancorp	202,977	9,805,819
		37,864,179
Capital Markets - 3.5%
Ameriprise Financial, Inc.	15,846	8,086,214
Bank of New York Mellon Corp.	105,335	7,938,046
BlackRock, Inc.	20,762	20,368,145
Cboe Global Markets, Inc.	14,577	3,113,210
Charles Schwab Corp.	226,586	16,049,086
FactSet Research Systems, Inc.	5,271	2,393,350
Franklin Resources, Inc.	41,195	855,620
Intercontinental Exchange, Inc.	78,338	12,210,544
LPL Financial	11,496	3,243,941
MarketAxess Holdings, Inc.	5,184	1,500,353
Moody's Corp.	23,044	10,462,898
Morgan Stanley	172,020	19,997,325
NASDAQ, Inc.	60,815	4,495,445
Northern Trust Corp.	28,604	2,875,274
Raymond James Financial, Inc.	27,395	4,060,487
S&P Global, Inc.	45,478	21,845,812
State Street Corp.	39,947	3,707,082
T. Rowe Price Group, Inc.	30,978	3,403,243
		146,606,075
Consumer Finance - 1.0%
Ally Financial, Inc.	51,629	1,809,596
American Express Co.	83,136	22,453,371
Capital One Financial Corp.	46,310	7,538,805
Discover Financial Services	36,540	5,423,632
Synchrony Financial	61,546	3,393,646
		40,619,050
Financial Services - 3.9%
Equitable Holdings, Inc.	70,493	3,196,153
Fidelity National Information Services, Inc.	88,391	7,931,324
Fiserv, Inc. (a)	84,628	16,747,881
MasterCard, Inc. Class A	121,323	60,611,758
PayPal Holdings, Inc. (a)	140,833	11,168,057
Visa, Inc. Class A	228,231	66,152,755
		165,807,928
Insurance - 2.0%
AFLAC, Inc.	68,359	7,163,340
Allstate Corp.	39,613	7,388,617
Arch Capital Group Ltd. (a)	54,001	5,322,339
Assurant, Inc.	10,549	2,022,243
Hartford Financial Services Group, Inc.	41,413	4,573,652
Marsh & McLennan Companies, Inc.	60,457	13,194,136
Principal Financial Group, Inc.	37,734	3,109,282
Progressive Corp.	89,365	21,700,503
Prudential Financial, Inc.	50,137	6,140,780
The Travelers Companies, Inc.	31,611	7,774,409
Willis Towers Watson PLC	14,719	4,447,935
		82,837,236
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	93,821	1,783,537
TOTAL FINANCIALS		475,518,005
HEALTH CARE - 9.8%
Biotechnology - 1.0%
Amgen, Inc.	74,482	23,846,157
Biogen, Inc. (a)	17,305	3,011,070
Gilead Sciences, Inc.	161,958	14,385,110
Neurocrine Biosciences, Inc. (a)	11,573	1,391,885
		42,634,222
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	10,042	2,058,911
DexCom, Inc. (a)	53,557	3,774,697
Edwards Lifesciences Corp. (a)	83,939	5,624,752
GE Healthcare Technologies, Inc.	52,434	4,580,110
Hologic, Inc. (a)	22,645	1,831,301
IDEXX Laboratories, Inc. (a)	11,462	4,664,117
Insulet Corp. (a)	9,657	2,235,885
Solventum Corp.	19,195	1,393,173
STERIS PLC	13,058	2,896,917
Teleflex, Inc.	5,818	1,169,767
The Cooper Companies, Inc. (a)	23,758	2,486,987
Zimmer Biomet Holdings, Inc.	21,149	2,261,251
		34,977,868
Health Care Providers & Services - 1.4%
Cencora, Inc.	26,476	6,038,646
Cigna Group	41,177	12,962,931
DaVita, Inc. (a)	9,298	1,299,953
Elevance Health, Inc.	32,803	13,310,145
HCA Holdings, Inc.	28,315	10,157,723
Henry Schein, Inc. (a)	17,452	1,225,654
Humana, Inc.	17,317	4,464,842
Labcorp Holdings, Inc.	13,277	3,030,741
Molina Healthcare, Inc. (a)	8,050	2,585,821
Quest Diagnostics, Inc.	19,587	3,032,655
		58,109,111
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	42,614	5,553,030
Avantor, Inc. (a)	108,543	2,428,107
Bio-Techne Corp.	22,982	1,694,923
Danaher Corp.	104,547	25,683,016
IQVIA Holdings, Inc. (a)	24,912	5,127,388
Mettler-Toledo International, Inc. (a)	3,060	3,952,755
Waters Corp. (a)	9,234	2,983,598
West Pharmaceutical Services, Inc.	10,867	3,346,275
		50,769,092
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	279,612	15,593,961
Catalent, Inc. (a)	30,725	1,800,485
Eli Lilly & Co.	123,389	102,380,789
Johnson & Johnson	344,796	55,119,089
Merck & Co., Inc.	368,622	37,717,403
Zoetis, Inc. Class A	64,530	11,536,673
		224,148,400
TOTAL HEALTH CARE		410,638,693
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	9,916	4,199,426
GE Aerospace	162,278	27,876,115
		32,075,541
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	17,116	1,763,633
Expeditors International of Washington, Inc.	19,847	2,361,793
United Parcel Service, Inc. Class B	100,170	13,428,790
		17,554,216
Building Products - 1.0%
Allegion PLC	17,845	2,491,697
Carrier Global Corp.	113,970	8,287,898
Fortune Brands Innovations, Inc.	22,013	1,834,343
Johnson Controls International PLC	94,373	7,129,880
Lennox International, Inc.	6,664	4,015,526
Owens Corning	15,435	2,728,754
Trane Technologies PLC	36,361	13,459,388
		39,947,486
Commercial Services & Supplies - 0.3%
Cintas Corp.	47,276	9,729,874
Veralto Corp.	29,668	3,031,773
		12,761,647
Construction & Engineering - 0.2%
EMCOR Group, Inc.	10,131	4,519,135
Quanta Services, Inc.	20,046	6,046,475
		10,565,610
Electrical Equipment - 0.6%
Eaton Corp. PLC	59,747	19,810,910
Rockwell Automation, Inc.	14,813	3,950,775
		23,761,685
Ground Transportation - 0.9%
CSX Corp.	259,174	8,718,613
J.B. Hunt Transport Services, Inc.	12,066	2,179,361
Knight-Swift Transportation Holdings, Inc.	32,431	1,689,006
Old Dominion Freight Lines, Inc.	28,211	5,679,439
Union Pacific Corp.	88,218	20,472,751
		38,739,170
Industrial Conglomerates - 0.2%
3M Co.	79,567	10,221,972
Machinery - 2.1%
Caterpillar, Inc.	75,836	28,529,503
CNH Industrial NV Class A	206,862	2,323,060
Cummins, Inc.	19,560	6,434,849
Deere & Co.	35,802	14,488,711
Dover Corp.	18,893	3,577,012
Fortive Corp.	44,302	3,164,492
Graco, Inc.	28,275	2,302,999
IDEX Corp.	10,450	2,242,988
Illinois Tool Works, Inc.	37,826	9,877,503
Ingersoll Rand, Inc.	63,145	6,061,920
Pentair PLC	24,851	2,463,231
Toro Co.	17,129	1,378,542
Xylem, Inc.	33,254	4,049,672
		86,894,482
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	10,754	615,344
Professional Services - 0.7%
Automatic Data Processing, Inc.	52,507	15,187,125
Broadridge Financial Solutions, Inc.	16,347	3,446,928
Dayforce, Inc. (a)	21,619	1,533,868
Paychex, Inc.	40,534	5,647,602
TransUnion	28,683	2,905,588
		28,721,111
Trading Companies & Distributors - 0.6%
Ferguson Enterprises, Inc.	34,607	6,808,581
United Rentals, Inc.	11,218	9,117,990
W.W. Grainger, Inc.	7,592	8,421,274
		24,347,845
TOTAL INDUSTRIALS		326,206,109
INFORMATION TECHNOLOGY - 31.3%
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies, Inc. (a)	20,315	3,027,138
Trimble, Inc. (a)	31,780	1,922,690
		4,949,828
IT Services - 1.7%
Accenture PLC Class A	92,847	32,015,503
Akamai Technologies, Inc. (a)	20,963	2,118,940
Gartner, Inc. (a)	13,042	6,553,605
IBM Corp.	136,818	28,283,017
Twilio, Inc. Class A (a)	27,542	2,221,262
		71,192,327
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)	227,391	32,760,221
Applied Materials, Inc.	102,555	18,621,937
Enphase Energy, Inc. (a)	20,399	1,693,933
First Solar, Inc. (a)	15,547	3,023,581
Intel Corp.	597,081	12,849,183
Lam Research Corp.	154,460	11,484,101
Marvell Technology, Inc.	119,207	9,549,673
NVIDIA Corp.	3,524,486	467,910,766
NXP Semiconductors NV	36,427	8,542,132
Texas Instruments, Inc.	137,880	28,011,701
		594,447,228
Software - 15.3%
Adobe, Inc. (a)	65,899	31,504,994
ANSYS, Inc. (a)	14,310	4,585,067
Aspen Technology, Inc. (a)	6,602	1,549,687
Atlassian Corp. PLC Class A, (a)	26,781	5,049,290
Autodesk, Inc. (a)	35,679	10,125,700
Cadence Design Systems, Inc. (a)	43,327	11,963,451
DocuSign, Inc. (a)	44,243	3,069,579
Fair Isaac Corp. (a)	4,681	9,329,748
Gen Digital, Inc.	118,346	3,445,052
HubSpot, Inc. (a)	8,857	4,913,775
Intuit, Inc.	42,670	26,041,501
Manhattan Associates, Inc. (a)	14,656	3,859,804
Microsoft Corp.	1,007,216	409,282,222
Palo Alto Networks, Inc. (a)	46,084	16,605,448
PTC, Inc. (a)	28,071	5,202,398
Salesforce, Inc.	148,828	43,364,014
ServiceNow, Inc. (a)	31,178	29,088,762
Synopsys, Inc. (a)	23,386	12,011,283
Workday, Inc. Class A (a)	37,293	8,720,968
Zscaler, Inc. (a)	14,274	2,580,596
		642,293,339
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. (a)	10,542	688,498
TOTAL INFORMATION TECHNOLOGY		1,313,571,220
MATERIALS - 2.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	29,260	9,086,108
Ecolab, Inc.	37,936	9,322,013
International Flavors & Fragrances, Inc.	35,252	3,505,106
Linde PLC	68,885	31,421,893
LyondellBasell Industries NV Class A	35,815	3,110,533
PPG Industries, Inc.	32,518	4,048,816
		60,494,469
Construction Materials - 0.4%
CRH PLC	108,108	10,316,746
Martin Marietta Materials, Inc.	8,769	5,194,229
		15,510,975
Containers & Packaging - 0.3%
Avery Dennison Corp.	11,139	2,306,107
Ball Corp.	43,528	2,579,034
International Paper Co.	46,441	2,579,333
Smurfit Westrock PLC	73,004	3,759,706
		11,224,180
Metals & Mining - 0.3%
Newmont Corp.	159,127	7,230,731
Nucor Corp.	32,121	4,556,043
Steel Dynamics, Inc.	21,156	2,760,858
		14,547,632
TOTAL MATERIALS		101,777,256
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	66,956	14,297,784
BXP, Inc.	20,505	1,651,883
Crown Castle, Inc.	62,098	6,674,914
Digital Realty Trust, Inc.	45,561	8,120,337
Equinix, Inc.	13,728	12,466,122
Healthpeak Properties, Inc.	97,751	2,194,510
Iron Mountain, Inc.	47,277	5,849,583
Prologis, Inc.	129,541	14,630,361
SBA Communications Corp. Class A	15,163	3,479,454
Welltower, Inc.	77,471	10,449,288
Weyerhaeuser Co.	82,525	2,571,479
		82,385,715
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	41,743	5,467,081
TOTAL REAL ESTATE		87,852,796
UTILITIES - 0.9%
Electric Utilities - 0.3%
Edison International	33,122	2,729,253
Eversource Energy	39,253	2,584,810
Exelon Corp.	123,058	4,836,179
NRG Energy, Inc.	43,673	3,948,039
		14,098,281
Gas Utilities - 0.1%
Atmos Energy Corp.	20,514	2,846,933
Multi-Utilities - 0.3%
CMS Energy Corp.	40,309	2,805,909
Consolidated Edison, Inc.	32,311	3,285,382
NiSource, Inc.	51,425	1,808,103
Sempra	73,739	6,147,620
		14,047,014
Water Utilities - 0.2%
American Water Works Co., Inc.	26,219	3,621,106
Essential Utilities, Inc.	71,732	2,768,855
		6,389,961
TOTAL UTILITIES		37,382,189
TOTAL COMMON STOCKS (Cost $2,620,388,957)		3,752,568,633

U.S. Treasury Obligations - 0.2%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (c) (Cost $8,600,965)	8,625,000	8,602,900

Money Market Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (d) (Cost $425,050,021)	424,965,028	425,050,021

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,054,039,943)	4,186,221,554
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,804,576
NET ASSETS - 100.0%	4,195,026,130

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	220	Dec 2024	88,095,700	1,306,680	1,306,680
CME E-mini S&P 500 Index Contracts (United States)	1,236	Dec 2024	354,639,300	3,105,343	3,105,343

TOTAL FUTURES CONTRACTS					4,412,023
The notional amount of futures purchased as a percentage of Net Assets is 10.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $380,567,268.

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,602,900.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	16,961,349	1,211,484,440	803,395,617	18,176,323	(151)	-	425,050,021	0.8%
Total	16,961,349	1,211,484,440	803,395,617	18,176,323	(151)	-	425,050,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	366,495,614	366,495,614	-	-
Consumer Discretionary	378,831,431	378,831,431	-	-
Consumer Staples	192,491,987	192,491,987	-	-
Energy	61,803,333	61,803,333	-	-
Financials	475,518,005	475,518,005	-	-
Health Care	410,638,693	410,638,693	-	-
Industrials	326,206,109	326,206,109	-	-
Information Technology	1,313,571,220	1,313,571,220	-	-
Materials	101,777,256	101,777,256	-	-
Real Estate	87,852,796	87,852,796	-	-
Utilities	37,382,189	37,382,189	-	-

U.S. Government and Government Agency Obligations	8,602,900	-	8,602,900	-

Money Market Funds	425,050,021	425,050,021	-	-
Total Investments in Securities:	4,186,221,554	4,177,618,654	8,602,900	-
Derivative Instruments: Assets
Futures Contracts	4,412,023	4,412,023	-	-
Total Assets	4,412,023	4,412,023	-	-
Total Derivative Instruments:	4,412,023	4,412,023	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,412,023	0
Total Equity Risk	4,412,023	0
Total Value of Derivatives	4,412,023	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,628,989,922)	$3,761,171,533
Fidelity Central Funds (cost $425,050,021)	425,050,021

Total Investment in Securities (cost $3,054,039,943)		$4,186,221,554
Segregated cash with brokers for derivative instruments		14,408,613
Receivable for fund shares sold		2,217,355
Dividends receivable		2,390,626
Distributions receivable from Fidelity Central Funds		1,776,667
Total assets		4,207,014,815
Liabilities
Payable for fund shares redeemed	$2,324,505
Accrued management fee	391,615
Payable for daily variation margin on futures contracts	9,272,565
Total liabilities		11,988,685
Net Assets		$4,195,026,130
Net Assets consist of:
Paid in capital		$3,067,586,006
Total accumulated earnings (loss)		1,127,440,124
Net Assets		$4,195,026,130
Net Asset Value, offering price and redemption price per share ($4,195,026,130 ÷ 164,367,712 shares)		$25.52
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$42,443,480
Interest		845,294
Income from Fidelity Central Funds		18,176,323
Total income		61,465,097
Expenses
Management fee	$4,033,182
Independent trustees' fees and expenses	9,337
Miscellaneous	1,922
Total expenses before reductions	4,044,441
Expense reductions	(1,371)
Total expenses after reductions		4,043,070
Net Investment income (loss)		57,422,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,580,076)
Fidelity Central Funds	(151)
Futures contracts	45,049,848
Total net realized gain (loss)		41,469,621
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	938,823,101
Futures contracts	4,510,669
Total change in net unrealized appreciation (depreciation)		943,333,770
Net gain (loss)		984,803,391
Net increase (decrease) in net assets resulting from operations		$1,042,225,418
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,422,027	$33,324,339
Net realized gain (loss)	41,469,621	(73,445,153)
Change in net unrealized appreciation (depreciation)	943,333,770	280,924,535
Net increase (decrease) in net assets resulting from operations	1,042,225,418	240,803,721
Distributions to shareholders	(32,020,496)	(31,003,717)

Share transactions
Proceeds from sales of shares	1,708,050,544	667,415,739
Reinvestment of distributions	29,325,296	28,625,159
Cost of shares redeemed	(976,068,420)	(661,727,724)

Net increase (decrease) in net assets resulting from share transactions	761,307,420	34,313,174
Total increase (decrease) in net assets	1,771,512,342	244,113,178

Net Assets
Beginning of period	2,423,513,788	2,179,400,610
End of period	$4,195,026,130	$2,423,513,788

Other Information
Shares
Sold	74,600,297	35,494,418
Issued in reinvestment of distributions	1,430,502	1,672,031
Redeemed	(41,397,978)	(36,785,982)
Net increase (decrease)	34,632,821	380,467

Financial Highlights
Fidelity® U.S. Sustainability Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.68	$16.85	$20.91	$14.29	$13.18
Income from Investment Operations
Net investment income (loss) A,B	.37	.27	.25	.23	.23
Net realized and unrealized gain (loss)	6.71	1.81	(4.10)	6.56	1.08
Total from investment operations	7.08	2.08	(3.85)	6.79	1.31
Distributions from net investment income	(.24)	(.25)	(.17)	(.17)	(.18)
Distributions from net realized gain	-	-	(.04)	-	(.02)
Total distributions	(.24)	(.25)	(.21)	(.17)	(.20)
Net asset value, end of period	$25.52	$18.68	$16.85	$20.91	$14.29
Total Return C	38.21%	12.47%	(18.58)%	47.84%	9.99%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.11%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11%	.11%	.11%	.11%	.11%
Expenses net of all reductions	.11%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.56%	1.48%	1.37%	1.28%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$4,195,026	$2,423,514	$2,179,401	$1,868,457	$488,752
Portfolio turnover rate F	9%	21%	9%	12%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,251,101,755
Gross unrealized depreciation	(132,886,820)
Net unrealized appreciation (depreciation)	$1,118,214,935
Tax Cost	$3,068,006,619

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$44,214,137
Capital loss carryforward	$(34,988,948)
Net unrealized appreciation (depreciation) on securities and other investments	$1,118,214,935

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(32,991,076)
Long-term	(1,997,872)
Total capital loss carryforward	$(34,988,948)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$32,020,496	$ 31,003,717

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	717,249,127	293,659,079

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,371.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Sustainability Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Sustainability Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $815,555 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 96% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.11% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.70% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Sustainability Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked equal to the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9883815.107
USY-ANN-1224
Fidelity® International Sustainability Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Sustainability Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Australia - 3.2%
ANZ Group Holdings Ltd.	94,434	1,924,613
APA Group unit	40,904	187,289
Aristocrat Leisure Ltd.	17,833	717,594
ASX Ltd.	6,108	260,122
BlueScope Steel Ltd.	13,897	184,669
Brambles Ltd.	44,118	531,182
CAR Group Ltd.	11,379	280,277
Cochlear Ltd.	2,078	384,718
Coles Group Ltd.	42,400	489,360
Computershare Ltd.	16,763	289,790
Endeavour Group Ltd.	47,956	147,518
Fortescue Ltd.	52,973	663,373
Goodman Group unit	53,735	1,283,165
Macquarie Group Ltd.	11,375	1,721,565
Mineral Resources Ltd.	5,564	142,980
Northern Star Resources Ltd.	36,387	422,249
Orica Ltd.	15,633	177,575
Pilbara Minerals Ltd. (a)	91,750	169,938
QBE Insurance Group Ltd.	47,683	538,347
Ramsay Health Care Ltd.	5,937	156,153
REA Group Ltd.	1,683	248,806
SEEK Ltd.	11,339	184,216
Suncorp Group Ltd.	40,358	473,410
The GPT Group	61,992	192,059
Transurban Group unit	97,837	815,368
WiseTech Global Ltd.	5,288	406,003
Woodside Energy Group Ltd.	59,528	936,879
TOTAL AUSTRALIA		13,929,218
Austria - 0.2%
Mondi PLC	10	161
Mondi PLC	13,815	223,563
OMV AG	4,668	193,457
Verbund AG	2,150	175,867
Voestalpine AG	3,357	69,563
TOTAL AUSTRIA		662,611
Belgium - 0.2%
Ageas	5,061	263,584
KBC Group NV	7,272	527,447
Lotus Bakeries SA	13	169,972
Warehouses de Pauw	5,489	130,280
TOTAL BELGIUM		1,091,283
Brazil - 1.3%
Atacadao SA	19,400	25,136
B3 SA - Brasil Bolsa Balcao	178,500	327,920
Banco Bradesco SA (PN)	167,355	416,006
Banco do Brasil SA	56,600	257,793
CCR SA	33,100	70,140
Companhia Energetica de Minas Gerais (CEMIG) (PN)	58,458	114,976
Companhia Paranaense de Energia-COPEL (PN-B)	32,300	54,812
Companhia Siderurgica Nacional SA (CSN)	24,100	49,068
Cosan SA	39,244	80,241
CPFL Energia SA	6,800	38,547
Energisa SA unit	7,300	54,489
ENGIE Brasil Energia SA	6,000	43,042
Equatorial Energia SA	36,023	200,152
Gerdau SA	43,370	137,292
Hapvida Participacoes e Investimentos SA (a)(b)	161,900	98,581
Itau Unibanco Holding SA	152,900	926,250
Klabin SA unit	27,330	98,619
Localiza Rent a Car SA	28,871	209,857
Natura & Co. Holding SA	29,113	69,044
PRIO SA	25,300	179,348
Raia Drogasil SA	40,980	172,543
Rede D'Oregon Sao Luiz SA (b)	18,902	95,999
Rumo SA	43,000	148,022
Sendas Distribuidora SA (a)	42,200	54,676
Telefonica Brasil SA	14,100	128,392
TIM SA	28,900	82,887
Totvs SA	17,700	91,364
Ultrapar Participacoes SA	23,400	84,559
Wheaton Precious Metals Corp.	14,194	937,364
Yara International ASA	5,199	156,345
TOTAL BRAZIL		5,403,464
Burkina Faso - 0.0%
Endeavour Mining PLC	5,932	132,710
Canada - 7.7%
Agnico Eagle Mines Ltd. (Canada)	15,718	1,356,691
Alimentation Couche-Tard, Inc. (multi-vtg.)	24,228	1,263,472
Bank of Montreal	22,942	2,090,624
Bank of Nova Scotia	38,447	1,979,578
Brookfield Corp. (Canada) Class A	42,640	2,261,006
CAE, Inc. (a)	9,893	174,079
Cameco Corp.	13,642	712,890
Canadian National Railway Co.	16,930	1,828,151
Canadian Tire Ltd. Class A (non-vtg.)	1,652	175,801
CGI, Inc. Class A (sub. vtg.)	6,444	713,845
Dollarama, Inc.	8,759	911,474
Element Fleet Management Corp.	12,316	252,008
Enbridge, Inc.	68,693	2,774,657
FirstService Corp.	1,294	239,590
Fortis, Inc.	15,554	672,832
Gildan Activewear, Inc.	4,694	229,719
Hydro One Ltd. (b)	10,438	336,076
iA Financial Corp., Inc.	3,081	251,021
Imperial Oil Ltd.	5,959	444,673
Intact Financial Corp.	5,630	1,075,173
Ivanhoe Mines Ltd. (a)	19,807	261,893
Keyera Corp.	7,110	218,353
Kinross Gold Corp.	38,801	391,535
Metro, Inc.	6,817	404,853
National Bank of Canada	10,650	1,015,779
Nutrien Ltd.	15,497	738,928
Open Text Corp.	8,484	254,456
Parkland Corp.	4,531	105,436
Pembina Pipeline Corp.	18,167	760,030
RB Global, Inc.	5,796	491,153
Rogers Communications, Inc. Class B (non-vtg.)	11,494	417,461
Shopify, Inc. Class A (a)	38,044	2,976,085
Stantec, Inc.	3,602	292,175
Sun Life Financial, Inc.	18,288	1,013,993
TELUS Corp.	15,758	249,099
The Toronto-Dominion Bank	55,098	3,045,853
Thomson Reuters Corp.	4,973	814,017
West Fraser Timber Co. Ltd.	1,664	150,284
WSP Global, Inc.	3,952	706,384
TOTAL CANADA		34,051,127
Chile - 0.2%
Antofagasta PLC	12,499	279,144
Empresas CMPC SA	34,584	55,073
Empresas COPEC SA	12,305	77,689
Enel Americas SA	715,204	66,989
Falabella SA (a)	26,959	96,769
LATAM Airlines Group SA	4,763,524	63,717
Lundin Mining Corp.	20,584	200,170
Sociedad Quimica y Minera de Chile SA (PN-B)	4,445	171,069
TOTAL CHILE		1,010,620
China - 9.3%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	4,100	9,400
AAC Technology Holdings, Inc.	22,000	88,858
Agricultural Bank of China Ltd.:
(A Shares)	157,600	104,790
(H Shares)	884,000	434,350
Aier Eye Hospital Group Co. Ltd. (A Shares)	18,500	37,624
Air China Ltd. (A Shares) (a)	21,400	22,064
Airtac International Group	4,000	111,080
Alibaba Group Holding Ltd.	478,700	5,855,609
Alibaba Health Information Technology Ltd. (a)	182,000	92,041
Angel Yeast Co. Ltd. (A Shares)	1,600	8,187
Anhui Conch Cement Co. Ltd.:
(A Shares)	7,400	27,820
(H Shares)	40,500	117,646
Anjoy Foods Group Co. Ltd. (A Shares)	500	6,022
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	800	9,339
Baidu, Inc. Class A (a)	71,362	814,300
BeiGene Ltd. (a)	21,600	340,190
Beijing Enterprises Water Group Ltd.	124,000	36,920
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	2,100	4,310
Beijing Tongrentang Co. Ltd. (A Shares)	2,500	13,915
Bilibili, Inc. Class Z (a)	7,280	160,845
BOC Aviation Ltd. Class A (b)	6,400	49,639
Bosideng International Holdings Ltd.	118,000	66,168
By-Health Co. Ltd. (A Shares)	3,100	5,544
BYD Co. Ltd.:
(A Shares)	3,300	135,927
(H Shares)	33,000	1,191,914
China Construction Bank Corp.:
(A Shares)	200	223
(H Shares)	3,038,000	2,358,207
China Eastern Airlines Corp. Ltd. (A Shares) (a)	31,200	16,842
China Feihe Ltd. (b)	124,000	93,588
China Jushi Co. Ltd. (A Shares)	7,357	11,687
China Literature Ltd. (a)(b)	12,600	45,493
China Mengniu Dairy Co. Ltd.	99,000	221,707
China Merchants Bank Co. Ltd.:
(A Shares)	39,100	205,443
(H Shares)	121,500	594,564
China Merchants Holdings International Co. Ltd.	40,000	65,781
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	16,800	26,692
China Minsheng Banking Corp. Ltd.:
(A Shares)	147,700	78,454
(H Shares)	101,500	37,699
China National Building Materials Co. Ltd. (H Shares)	142,000	60,413
China Overseas Land and Investment Ltd.	121,500	232,164
China Resource Gas Group Ltd.	29,200	112,584
China Resources Land Ltd.	101,500	338,344
China Resources Pharmaceutical Group Ltd. (b)	59,000	41,732
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	2,340	14,814
China Ruyi Holdings Ltd. (a)	200,000	49,110
China Southern Airlines Ltd. (A Shares) (a)	20,200	17,505
China Three Gorges Renewables Group Co. Ltd. (A Shares)	52,700	35,217
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	2,700	25,750
(H Shares) (b)	1,900	12,974
China Vanke Co. Ltd.:
(A Shares) (a)	18,900	24,704
(H Shares) (a)	72,500	69,024
China Yangtze Power Co. Ltd. (A Shares)	46,900	181,760
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	4,500	17,957
Chow Tai Fook Jewellery Group Ltd.	64,800	61,376
CITIC Pacific Ltd.	186,000	218,478
Cmoc Group Ltd.:
(A Shares)	32,500	34,488
(H Shares)	117,000	96,848
CNGR Advanced Material Co. Ltd.	1,680	9,056
Contemporary Amperex Technology Co. Ltd.	8,340	289,354
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	2,760	9,913
CSPC Pharmaceutical Group Ltd.	261,280	193,434
ENN Energy Holdings Ltd.	24,500	172,610
ENN Natural Gas Co. Ltd. (A Shares)	4,800	12,377
Far East Horizon Ltd.	62,000	43,275
Fosun International Ltd.	75,500	42,864
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	6,440	17,667
Geely Automobile Holdings Ltd.	194,000	341,033
GEM Co. Ltd. (A Shares)	9,500	9,311
Genscript Biotech Corp. (a)	38,000	58,124
Goldwind Science & Technology Co. Ltd.:
(A Shares)	6,400	9,790
(H Shares)	18	15
Great Wall Motor Co. Ltd.:
(A Shares)	5,300	19,509
(H Shares)	71,500	113,698
Guangzhou Baiyunshan Pharma Health (A Shares)	2,600	10,209
H World Group Ltd. ADR	6,441	236,320
Haier Smart Home Co. Ltd.	77,400	280,902
Haier Smart Home Co. Ltd. (A Shares)	11,300	46,423
Haitian International Holdings Ltd.	20,000	55,320
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	700	6,192
Hansoh Pharmaceutical Group Co. Ltd. (b)	38,000	88,599
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	6,400	22,388
Huadong Medicine Co. Ltd. (A Shares)	3,200	14,856
Huatai Securities Co. Ltd.:
(A Shares)	13,500	33,443
(H Shares) (b)	41,800	70,754
IMEIK Technology Development Co. Ltd. (A Shares)	560	16,726
Industrial & Commercial Bank of China Ltd.:
(A Shares)	116,600	99,031
(H Shares)	2,193,000	1,315,485
Industrial Bank Co. Ltd. (A Shares)	39,500	101,500
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,700	45,965
Innovent Biologics, Inc. (a)(b)	39,000	169,540
JD Logistics, Inc. (a)(b)	63,500	129,215
JD.com, Inc. Class A	77,300	1,567,584
Jiangsu Eastern Shenghong Co. Ltd.	12,200	13,550
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	38,238
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	11,800	77,380
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,300	13,948
Jinduicheng Molybdenum Co. Ltd. (A Shares)	5,900	8,892
Juneyao Airlines Co. Ltd. (A shares)	5,100	9,149
Kanzhun Ltd. ADR	8,329	121,187
KE Holdings, Inc. ADR	20,460	448,688
Kingdee International Software Group Co. Ltd. (a)	91,000	95,264
Kingsoft Corp. Ltd.	29,600	102,009
Kuaishou Technology Class B (a)(b)	73,900	435,493
Kuang-Chi Technologies Co. Ltd. (A Shares)	4,000	23,822
Kunlun Energy Co. Ltd.	124,000	117,597
Lenovo Group Ltd.	252,000	332,297
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	3,500	5,927
Li Auto, Inc. Class A (a)	39,230	493,321
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	10,297
Longfor Properties Co. Ltd. (b)	64,080	103,810
MINISO Group Holding Ltd.	12,232	61,299
NetEase, Inc.	60,800	978,199
NIO, Inc. (A Shares) (a)	43,719	224,866
Nongfu Spring Co. Ltd. (H Shares) (b)	63,800	237,710
Offshore Oil Enginering Co. Ltd. (A Shares)	8,100	6,173
Orient Securities Co. Ltd. (A Shares)	13,100	19,386
Pharmaron Beijing Co. Ltd. (A Shares)	2,750	11,290
Pop Mart International Group Ltd. (b)	14,600	131,997
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	259,000	148,739
Prosus NV	44,601	1,879,704
Prosus NV rights (a)(c)	44,601	4,851
SF Holding Co. Ltd. (A Shares)	9,000	56,578
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	21,600	12,368
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	82,800	51,243
Shanghai Electric Group Co. Ltd. (A Shares) (a)	23,300	29,522
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (A Shares)	3,800	14,201
Shanghai M&G Stationery, Inc. (A Shares)	1,700	6,928
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	5,200	14,153
(H Shares)	22,400	34,621
Shanghai Putailai New Energy Technology Co. Ltd.	3,685	8,709
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,500	19,513
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,300	86,141
Shenzhen New Industries Biomedical Engineering Co. Ltd.	1,600	15,420
Shenzhou International Group Holdings Ltd.	26,200	202,317
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	4,600	10,994
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	3,700	16,700
Sinopharm Group Co. Ltd. (H Shares)	43,600	108,620
Sinotruk Hong Kong Ltd.	22,000	59,380
Sungrow Power Supply Co. Ltd. (A Shares)	3,780	48,161
Sunny Optical Technology Group Co. Ltd.	22,500	146,362
Sunwoda Electronic Co. Ltd. (A Shares)	3,400	10,813
Tencent Holdings Ltd.	206,000	10,741,279
Tianqi Lithium Corp. (A Shares)	2,700	13,588
Tongcheng Travel Holdings Ltd.	37,600	85,067
Vipshop Holdings Ltd. ADR	11,686	168,746
Want Want China Holdings Ltd.	149,000	92,718
Weichai Power Co. Ltd.:
(A Shares)	13,200	24,774
(H Shares)	62,000	93,686
Western Mining Co. Ltd. (A Shares)	4,400	10,872
WuXi AppTec Co. Ltd.	4,776	34,926
WuXi AppTec Co. Ltd. (H Shares) (b)	11,180	74,351
Wuxi Biologics (Cayman), Inc. (a)(b)	111,500	236,871
Xiamen Tungsten Co. Ltd. (A Shares)	2,500	6,828
XPeng, Inc. Class A (a)	39,016	220,451
Yadea Group Holdings Ltd. (b)	39,884	68,890
Yantai Jereh Oilfield Services (A Shares)	2,500	11,776
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	2,700	12,362
Yum China Holdings, Inc.	12,301	542,597
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,320	26,657
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	9,400	7,609
Yunnan Energy New Material Co. Ltd.	1,800	9,001
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,100	36,283
Zhejiang Chint Electric Co. Ltd. (A Shares)	4,000	13,132
Zhejiang Expressway Co. Ltd. (H Shares)	50,440	33,418
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	4,200	10,912
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	15,700	61,978
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	13,000	12,701
ZTO Express, Inc.	13,456	310,337
TOTAL CHINA		40,868,243
Colombia - 0.0%
Bancolombia SA	8,485	72,478
Interconexion Electrica SA ESP	13,619	54,104
TOTAL COLOMBIA		126,582
Czech Republic - 0.0%
Komercni Banka A/S	2,435	84,103
MONETA Money Bank A/S (b)	7,614	37,943
TOTAL CZECH REPUBLIC		122,046
Denmark - 3.7%
A.P. Moller - Maersk A/S:
Series A	95	144,486
Series B	142	224,611
Coloplast A/S Series B	3,959	493,710
DSV A/S	6,431	1,397,748
Genmab A/S (a)	1,986	444,779
Novo Nordisk A/S Series B	101,315	11,363,998
Novonesis (NOVOZYMES) B Series B	11,093	695,077
ORSTED A/S (a)(b)	5,974	349,062
Pandora A/S	2,567	387,048
Rockwool International A/S Series B	296	127,503
Tryg A/S	10,789	254,081
Vestas Wind Systems A/S (a)	31,652	603,203
TOTAL DENMARK		16,485,306
Egypt - 0.0%
Commercial International Bank SAE	70,948	115,952
Commercial International Bank SAE GDR	4	6
TOTAL EGYPT		115,958
Finland - 0.9%
Elisa Corp. (A Shares)	4,530	215,628
Kesko Oyj	8,615	184,280
Kone OYJ (B Shares)	10,764	588,471
Metso Corp.	19,672	186,293
Neste OYJ	13,409	215,295
Nokia Corp.	169,099	800,181
Orion Oyj (B Shares)	3,428	166,491
Sampo Oyj (A Shares)	15,802	699,577
Stora Enso Oyj (R Shares)	18,403	204,583
UPM-Kymmene Corp.	16,930	495,932
Wartsila Corp.	15,841	301,716
TOTAL FINLAND		4,058,447
France - 5.8%
Aeroports de Paris SA	1,091	129,117
AXA SA	57,151	2,145,970
BNP Paribas SA	32,094	2,191,829
Bouygues SA	6,007	192,299
Carrefour SA	17,115	271,802
Compagnie Generale des Etablissements Michelin SCA Series B	21,359	721,839
Covivio	1,568	89,202
Credit Agricole SA	33,111	507,529
Danone SA	20,282	1,448,917
Dassault Systemes SA	20,973	717,805
Eiffage SA	2,304	214,178
Eurazeo SA	1,445	109,947
Gecina SA	1,335	142,383
Getlink SE	9,547	161,846
Hermes International SCA	998	2,251,482
Kering SA	2,338	583,964
L'Oreal SA	7,577	2,842,667
LVMH Moet Hennessy Louis Vuitton SE	8,687	5,783,114
Publicis Groupe SA	7,167	761,816
Rexel SA	7,144	195,671
TotalEnergies SE	67,659	4,245,988
TOTAL FRANCE		25,709,365
Germany - 2.2%
adidas AG	5,093	1,219,729
Beiersdorf AG	3,052	411,657
Commerzbank AG	31,734	563,690
Covestro AG (a)(b)	5,976	378,323
Deutsche Borse AG	5,971	1,386,934
Deutsche Lufthansa AG	18,980	131,890
Evonik Industries AG	8,162	179,606
GEA Group AG	4,887	240,701
HeidelbergCement AG	4,326	476,207
Henkel AG & Co. KGaA	3,196	249,261
Knorr-Bremse AG	2,225	182,970
LEG Immobilien AG	2,373	224,102
Merck KGaA	4,050	669,619
MTU Aero Engines AG	1,703	557,028
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,209	2,152,400
Puma AG	3,307	150,291
Symrise AG	4,208	506,244
Zalando SE (a)(b)	7,055	211,958
TOTAL GERMANY		9,892,610
Greece - 0.2%
Alpha Services and Holdings SA	70,766	106,188
Eurobank Ergasias Services and Holdings SA	82,058	169,796
Hellenic Telecommunications Organization SA	6,166	101,746
Metlen Energy & Metals SA	3,294	114,873
National Bank of Greece SA	27,343	213,550
TOTAL GREECE		706,153
Hong Kong - 1.4%
AIA Group Ltd.	353,400	2,789,145
CK Infrastructure Holdings Ltd.	20,000	141,528
Hang Seng Bank Ltd.	23,900	292,349
Hong Kong & China Gas Co. Ltd.	353,356	273,698
Hong Kong Exchanges and Clearing Ltd.	37,700	1,509,522
MTR Corp. Ltd.	49,656	180,668
Orient Overseas International Ltd.	4,000	54,525
Prudential PLC	86,136	717,069
Sino Biopharmaceutical Ltd.	328,750	149,340
Sino Land Ltd.	124,278	124,372
Swire Pacific Ltd. (A Shares)	13,000	108,884
TOTAL HONG KONG		6,341,100
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,684	88,014
India - 5.1%
ABB India Ltd.	1,649	145,240
Adani Green Energy Ltd. (a)	9,979	188,994
APL Apollo Tubes Ltd.	5,245	94,722
Ashok Leyland Ltd.	46,219	114,166
Asian Paints Ltd.	12,066	420,224
Astral Ltd.	4,238	89,048
AU Small Finance Bank Ltd. (b)	11,456	83,276
Axis Bank Ltd.	71,808	986,412
Balkrishna Industries Ltd.	2,435	81,944
Bharti Airtel Ltd.	80,656	1,543,754
Britannia Industries Ltd.	3,391	230,541
Cipla Ltd./India	16,518	303,869
Colgate-Palmolive Ltd.	4,214	153,261
Dabur India Ltd.	16,697	107,064
Eicher Motors Ltd.	4,275	248,104
GAIL India Ltd.	71,825	170,183
GMR Airports Infrastructure Ltd. (a)	76,712	72,018
Grasim Industries Ltd.	8,387	268,592
Havells India Ltd.	8,076	157,165
HCL Technologies Ltd.	29,850	624,583
HDFC Bank Ltd.	134,055	2,755,388
Hero Motocorp Ltd.	3,777	223,330
Hindalco Industries Ltd.	42,575	345,462
Hindustan Unilever Ltd.	26,046	781,980
ICICI Prudential Life Insurance Co. Ltd. (b)	11,475	100,887
Info Edge India Ltd.	2,213	195,257
Infosys Ltd.	104,432	2,178,878
InterGlobe Aviation Ltd. (a)(b)	5,954	286,019
Kotak Mahindra Bank Ltd.	34,353	705,256
Macrotech Developers Ltd. (b)	9,440	134,955
Mahindra & Mahindra Ltd.	29,294	945,950
Marico Ltd.	16,431	124,841
Max Healthcare Institute Ltd.	24,370	294,172
Nestle India Ltd.	10,660	286,673
PI Industries Ltd.	2,384	126,811
Pidilite Industries Ltd.	4,720	176,239
Power Grid Corp. of India Ltd.	147,396	560,676
Reliance Industries Ltd.	95,891	1,516,186
Reliance Industries Ltd. (a)	95,891	1,505,343
Shree Cement Ltd.	277	82,389
Siemens Ltd.	2,780	229,974
Sona Blw Precision Forgings Ltd. (b)	13,682	111,290
SRF Ltd.	4,246	112,893
Supreme Industries Ltd.	1,976	100,671
Suzlon Energy Ltd. (a)	302,096	239,553
Tata Consumer Products Ltd.	18,049	214,727
The Indian Hotels Co. Ltd.	26,396	211,685
Thermax Ltd.	1,316	77,022
Torrent Pharmaceuticals Ltd.	3,190	121,251
Trent Ltd.	5,755	486,301
Tvs Motor Co. Ltd.	7,335	217,109
Union Bank of India Ltd.	48,978	67,918
UPL Ltd.	14,369	94,456
Vedanta Ltd.	43,138	237,454
Zomato Ltd. (a)	209,800	601,902
TOTAL INDIA		22,534,058
Indonesia - 0.3%
Amman Mineral Internasional PT (a)	205,400	119,710
PT Bank Rakyat Indonesia (Persero) Tbk	2,155,900	657,235
PT Barito Pacific Tbk	898,927	56,913
PT Chandra Asri Pacific Tbk	245,100	135,414
PT Kalbe Farma Tbk	681,500	69,495
PT Merdeka Copper Gold Tbk (a)	310,218	47,955
PT Telkom Indonesia Persero Tbk	1,555,700	278,070
PT Unilever Indonesia Tbk	234,500	29,350
TOTAL INDONESIA		1,394,142
Ireland - 0.3%
AerCap Holdings NV	6,083	569,065
Kerry Group PLC Class A	4,876	485,304
Kingspan Group PLC (Ireland)	4,854	425,827
TOTAL IRELAND		1,480,196
Italy - 1.4%
Coca-Cola HBC AG	6,787	237,166
Enel SpA	256,089	1,942,199
FinecoBank SpA	19,337	308,882
Generali	32,084	891,679
Intesa Sanpaolo SpA	459,766	1,967,804
Mediobanca SpA	15,960	263,359
Moncler SpA	6,815	377,619
Nexi SpA (a)(b)	18,907	119,324
Poste Italiane SpA (b)	14,401	202,701
TOTAL ITALY		6,310,733
Japan - 14.9%
AEON Co. Ltd.	20,700	507,215
Ajinomoto Co., Inc.	14,700	564,712
Ana Holdings, Inc.	5,300	104,393
Asahi Kasei Corp.	39,600	273,188
Asics Corp.	21,483	375,241
Astellas Pharma, Inc.	57,300	670,887
Bandai Namco Holdings, Inc.	19,000	398,357
Bridgestone Corp.	17,800	634,305
Brother Industries Ltd.	7,400	144,132
Chugai Pharmaceutical Co. Ltd.	21,100	1,003,969
Concordia Financial Group Ltd.	33,100	163,954
Dai Nippon Printing Co. Ltd.	12,600	218,690
Daifuku Co. Ltd.	9,800	184,208
Daiichi Sankyo Co. Ltd.	58,200	1,894,308
Daikin Industries Ltd.	8,300	996,471
Daiwa House Industry Co. Ltd.	17,700	527,967
Daiwa Securities Group, Inc.	42,300	276,739
DENSO Corp.	59,200	840,847
Eisai Co. Ltd.	8,000	271,041
ENEOS Holdings, Inc.	91,400	461,072
FANUC Corp.	29,900	793,286
Fast Retailing Co. Ltd.	6,000	1,918,329
Fuji Electric Co. Ltd.	4,000	203,712
FUJIFILM Holdings Corp.	35,100	834,970
Fujitsu Ltd.	52,300	1,005,511
Hankyu Hanshin Holdings, Inc.	7,200	195,768
Hitachi Construction Machinery Co. Ltd.	3,500	75,938
Hitachi Ltd.	146,000	3,668,230
Hoya Corp.	11,000	1,471,735
Ibiden Co. Ltd.	3,600	114,353
Isuzu Motors Ltd.	18,600	240,531
Itochu Corp.	37,400	1,850,097
JFE Holdings, Inc.	18,100	217,913
Kao Corp.	14,600	643,501
KDDI Corp.	47,000	1,465,432
Kikkoman Corp.	21,300	249,908
Komatsu Ltd.	29,300	758,439
Konami Group Corp.	3,200	293,312
Kubota Corp.	31,700	405,034
LY Corp.	82,600	225,315
Marubeni Corp.	44,600	666,736
MatsukiyoCocokara & Co.	11,200	152,484
Mazda Motor Corp.	18,100	127,958
McDonald's Holdings Co. (Japan) Ltd.	2,800	118,656
Meiji Holdings Co. Ltd.	7,100	165,623
Mitsubishi Chemical Group Corp.	42,800	230,953
Mitsubishi Estate Co. Ltd.	35,700	527,933
Mitsui Chemicals, Inc.	5,300	121,083
Mitsui Fudosan Co. Ltd.	83,800	715,011
Mizuho Financial Group, Inc.	75,900	1,576,519
MS&AD Insurance Group Holdings, Inc.	40,500	895,833
NEC Corp.	7,700	655,196
Nippon Paint Holdings Co. Ltd.	29,400	225,012
Nitori Holdings Co. Ltd.	2,500	318,387
Nitto Denko Corp.	22,500	370,209
Nomura Holdings, Inc.	95,300	488,689
Nomura Research Institute Ltd.	11,900	355,970
Obayashi Corp.	20,600	252,540
OMRON Corp.	5,500	217,147
Oriental Land Co. Ltd.	34,300	828,933
ORIX Corp.	36,200	762,730
Osaka Gas Co. Ltd.	11,600	248,572
Pan Pacific International Holdings Ltd.	12,000	297,700
Panasonic Holdings Corp.	73,900	608,200
Rakuten Group, Inc. (a)	47,100	281,119
Recruit Holdings Co. Ltd.	46,800	2,857,726
Renesas Electronics Corp.	52,800	707,431
Ricoh Co. Ltd.	17,400	188,489
ROHM Co. Ltd.	10,400	114,658
Secom Co. Ltd.	13,000	462,318
Seiko Epson Corp.	9,100	165,399
Sekisui Chemical Co. Ltd.	12,200	172,177
Sekisui House Ltd.	18,900	456,465
Seven & i Holdings Co. Ltd.	69,900	1,006,556
SG Holdings Co. Ltd.	10,300	103,292
Shimadzu Corp.	7,500	221,234
Shin-Etsu Chemical Co. Ltd.	56,700	2,077,713
Shiseido Co. Ltd.	12,700	274,128
SoftBank Corp.	898,000	1,130,495
SoftBank Group Corp.	32,400	1,931,639
Sompo Holdings, Inc.	28,000	600,294
Sony Group Corp.	196,500	3,457,912
Subaru Corp.	19,100	341,111
Sumitomo Electric Industries Ltd.	22,600	347,646
Sumitomo Metal Mining Co. Ltd.	7,900	218,424
Sumitomo Mitsui Financial Group, Inc.	118,200	2,507,559
Sumitomo Mitsui Trust Holdings, Inc.	20,700	453,958
Sysmex Corp.	15,800	293,144
T&D Holdings, Inc.	15,400	245,819
TDK Corp.	61,500	722,951
TIS, Inc.	6,400	159,593
Tokio Marine Holdings, Inc.	59,200	2,132,157
Tokyo Electron Ltd.	14,100	2,074,858
Tokyo Gas Co. Ltd.	11,400	281,271
Tokyu Corp.	15,900	196,022
Toray Industries, Inc.	43,100	234,381
Toto Ltd.	4,500	125,549
Unicharm Corp.	12,800	412,736
West Japan Railway Co.	13,900	247,055
Yamaha Motor Co. Ltd.	27,000	236,008
Yokogawa Electric Corp.	7,300	161,854
Zensho Holdings Co. Ltd.	3,100	155,524
ZOZO, Inc.	4,300	139,430
TOTAL JAPAN		65,967,179
Korea (South) - 1.7%
AMOREPACIFIC Corp.	923	78,162
CJ CheilJedang Corp.	255	50,619
Coway Co. Ltd.	1,795	82,277
Doosan Bobcat, Inc.	1,695	45,788
Doosan Heavy Industries & Construction Co. Ltd. (a)	13,902	200,398
Hana Financial Group, Inc.	9,258	400,740
Hanjin Kal Corp.	801	49,049
Hanwha Solutions Corp.	3,614	55,680
HD Hyundai Co. Ltd.	1,410	81,622
HD Hyundai Electric Co. Ltd.	685	160,852
HMM Co. Ltd.	7,754	96,110
HYBE Co. Ltd.	656	88,161
Hyundai Engineering & Construction Co. Ltd.	2,549	51,505
Hyundai Glovis Co. Ltd.	1,124	99,216
Kakao Corp.	9,842	262,809
KakaoBank Corp.	5,233	81,851
KB Financial Group, Inc.	12,151	793,241
Korea Zinc Co. Ltd.	162	117,117
Korean Air Lines Co. Ltd.	5,952	103,079
KRAFTON, Inc. (a)	913	218,986
Kumho Petro Chemical Co. Ltd.	509	52,586
LG Chemical Ltd.	1,577	355,741
LG Corp.	3,035	166,393
LG Display Co. Ltd. (a)	9,066	69,474
LG Electronics, Inc.	3,359	217,022
LG Energy Solution (a)	1,474	433,992
LG H & H Co. Ltd.	293	70,373
LG Uplus Corp.	6,599	47,985
Lotte Chemical Corp.	592	40,827
Mirae Asset Securities Co. Ltd.	7,869	51,474
NAVER Corp.	4,108	504,144
NCSOFT Corp.	476	74,973
Netmarble Corp. (a)(b)	835	35,017
POSCO Chemtech Co. Ltd.	951	153,234
Samsung C&T Corp.	2,639	223,557
Samsung E&A Co. Ltd. (a)	5,163	66,665
Samsung SDI Co. Ltd.	1,741	409,541
Shinhan Financial Group Co. Ltd.	13,707	512,261
SK Biopharmaceuticals Co. Ltd. (a)	964	82,145
SK Bioscience Co. Ltd. (a)	826	32,353
SK Innovation Co., Ltd. (a)	1,958	165,995
SK Square Co. Ltd. (a)	3,021	183,035
SK Telecom Co. Ltd.	1,615	66,496
SK, Inc.	1,170	125,613
SKC Co. Ltd. (a)	582	63,009
Woori Financial Group, Inc.	18,677	208,612
Yuhan Corp.	1,693	169,555
TOTAL KOREA (SOUTH)		7,699,334
Kuwait - 0.2%
Kuwait Finance House KSCP	320,005	752,523
Mabanee Co. SAKC	21,807	59,390
TOTAL KUWAIT		811,913
Luxembourg - 0.1%
Eurofins Scientific SA	4,258	209,257
Malaysia - 0.7%
AMMB Holdings Bhd	78,800	91,482
Axiata Group Bhd	84,704	43,557
CelcomDigi Bhd	113,900	88,336
CIMB Group Holdings Bhd	218,205	395,678
Gamuda Bhd	62,925	122,161
IHH Healthcare Bhd	71,100	117,666
Kuala Lumpur Kepong Bhd	15,030	73,231
Malayan Banking Bhd	170,340	407,933
Malaysia Airports Holdings Bhd	28,700	66,394
Maxis Bhd	80,400	66,200
MR DIY Group M Sdn Bhd (b)	105,400	52,526
Nestle (Malaysia) Bhd	2,200	50,124
Petronas Chemicals Group Bhd	90,200	111,095
Petronas Dagangan Bhd	9,200	37,633
Petronas Gas Bhd	25,300	99,690
PPB Group Bhd	21,000	66,746
Press Metal Aluminium Holdings	119,000	128,075
Public Bank Bhd	457,100	459,972
QL Resources Bhd	50,550	55,271
RHB Bank Bhd	47,063	68,792
SD Guthrie Bhd	63,200	66,278
Sime Darby Bhd	83,900	44,246
Telekom Malaysia Bhd	35,295	52,253
YTL Corp. Bhd	106,700	47,698
YTL Power International Bhd	77,900	54,262
TOTAL MALAYSIA		2,867,299
Mexico - 0.7%
America Movil S.A.B. de CV Series L	586,700	463,566
Arca Continental S.A.B. de CV	16,200	138,695
CEMEX S.A.B. de CV unit	464,400	244,623
Fibra Uno Administracion SA de CV	92,700	106,740
Fomento Economico Mexicano S.A.B. de CV unit	56,600	549,410
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	12,395	214,926
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,350	143,090
Grupo Bimbo S.A.B. de CV Series A	41,900	130,163
Grupo Financiero Banorte S.A.B. de CV	82,100	571,678
Orbia Advance Corp. S.A.B. de CV	29,100	26,701
Wal-Mart de Mexico SA de CV Series V	164,900	453,425
TOTAL MEXICO		3,043,017
Netherlands - 3.3%
Akzo Nobel NV	5,371	342,742
ASML Holding NV (Netherlands)	12,592	8,508,544
ASR Nederland NV	4,965	235,308
ING Groep NV (Certificaten Van Aandelen)	103,942	1,763,936
JDE Peet's BV	3,827	86,170
Koninklijke Ahold Delhaize NV	29,284	965,485
Koninklijke KPN NV	123,740	483,611
NN Group NV	8,456	415,658
Universal Music Group NV	26,032	655,126
Wolters Kluwer NV	7,857	1,322,136
TOTAL NETHERLANDS		14,778,716
New Zealand - 0.2%
Mercury Nz Ltd.	22,842	89,908
Meridian Energy Ltd.	42,234	149,989
Spark New Zealand Ltd.	56,198	97,503
Xero Ltd. (a)	4,561	443,127
TOTAL NEW ZEALAND		780,527
Norway - 0.6%
Aker BP ASA	9,958	212,373
DNB Bank ASA	26,800	553,532
Equinor ASA	26,674	633,833
Gjensidige Forsikring ASA	6,264	113,035
Mowi ASA	14,501	249,215
Norsk Hydro ASA	41,886	260,001
Orkla ASA	22,572	208,685
Salmar ASA	2,135	108,301
Telenor ASA	19,439	238,742
TOTAL NORWAY		2,577,717
Peru - 0.1%
Credicorp Ltd. (United States)	2,143	394,591
Philippines - 0.1%
Ayala Corp.	7,760	91,430
JG Summit Holdings, Inc.	80,833	33,614
PLDT, Inc.	2,320	56,787
SM Investments Corp.	6,925	111,215
TOTAL PHILIPPINES		293,046
Poland - 0.3%
Allegro.eu SA (a)(b)	18,370	161,178
Budimex SA	400	50,066
CD Projekt SA	1,996	80,159
KGHM Polska Miedz SA (Bearer)	4,496	167,866
mBank SA (a)	477	66,949
Orlen SA	18,338	238,643
Powszechna Kasa Oszczednosci Bank SA	27,581	384,491
Santander Bank Polska SA	1,286	143,837
TOTAL POLAND		1,293,189
Portugal - 0.1%
Galp Energia SGPS SA	14,752	251,448
Jeronimo Martins SGPS SA	8,710	169,306
TOTAL PORTUGAL		420,754
Qatar - 0.2%
Qatar Fuel Co.	19,349	81,467
Qatar Gas Transport Co. Ltd. (Nakilat)	87,334	102,661
Qatar National Bank SAQ	145,686	694,219
TOTAL QATAR		878,347
Romania - 0.0%
NEPI Rockcastle PLC	19,052	150,129
Russia - 0.0%
Gazprom OAO (a)(d)	372,050	0
LUKOIL PJSC (a)(d)	13,192	0
Moscow Exchange MICEX-RTS OAO (a)(d)	49,350	0
Novolipetsk Steel OJSC (a)(d)	47,040	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(d)	26	0
Polyus PJSC (a)(d)	1,031	0
TOTAL RUSSIA		0
Saudi Arabia - 0.7%
ACWA Power Co.	4,648	569,537
Alinma Bank	38,668	289,312
Bank Albilad	18,146	177,802
Dr Sulaiman Al Habib Medical Services Group Co.	2,751	209,638
Etihad Etisalat Co.	11,839	163,288
Mobile Telecommunications Co. Saudi Arabia	13,594	38,223
Saudi Arabian Oil Co. (b)	137,070	985,406
Saudi Basic Industries Corp.	28,476	551,217
Saudi Electricity Co.	26,942	117,648
The Savola Group (a)	17,817	122,395
TOTAL SAUDI ARABIA		3,224,466
Singapore - 0.7%
CapitaLand Ascendas REIT	116,800	236,696
CapitaLand Integrated Commercial Trust	179,107	272,114
CapitaLand Investment Ltd.	74,001	156,334
Grab Holdings Ltd. (a)	66,512	271,369
Keppel Ltd.	45,600	219,539
Sembcorp Industries Ltd.	29,800	113,057
Singapore Exchange Ltd.	27,200	233,077
STMicroelectronics NV (France)	21,291	579,561
United Overseas Bank Ltd.	40,000	972,362
TOTAL SINGAPORE		3,054,109
South Africa - 1.8%
Absa Group Ltd.	26,327	252,308
Anglo American Platinum Ltd.	2,504	98,426
Anglo American PLC (United Kingdom)	39,971	1,239,118
Aspen Pharmacare Holdings Ltd.	12,004	121,949
Bid Corp. Ltd.	10,534	248,362
Bidvest Group Ltd./The	10,641	172,194
Capitec Bank Holdings Ltd.	2,744	495,706
Clicks Group Ltd.	7,341	157,332
Discovery Ltd.	17,292	177,320
FirstRand Ltd.	159,210	699,520
Gold Fields Ltd.	28,347	467,472
Impala Platinum Holdings Ltd. (a)	28,721	189,574
Kumba Iron Ore Ltd.	1,981	37,515
MTN Group Ltd.	53,469	265,556
Naspers Ltd. Class N	5,605	1,324,727
Nedbank Group Ltd.	14,424	244,479
Northam Platinum Holdings Ltd.	11,407	84,394
Old Mutual Ltd.	145,210	100,238
Pepkor Holdings Ltd. (b)	75,487	97,988
Sanlam Ltd.	54,546	272,516
Sasol Ltd.	18,278	102,732
Shoprite Holdings Ltd.	16,176	279,366
Sibanye-Stillwater Ltd. (a)	91,185	106,308
Standard Bank Group Ltd.	42,291	582,243
Vodacom Group Ltd.	18,556	116,173
Woolworths Holdings Ltd.	30,664	113,682
TOTAL SOUTH AFRICA		8,047,198
Spain - 1.3%
ACS Actividades de Construccion y Servicios SA	5,827	278,886
Amadeus IT Holding SA Class A	14,125	1,023,274
Banco de Sabadell SA	172,532	335,651
Cellnex Telecom SA (b)	15,653	573,795
Iberdrola SA	193,012	2,864,751
Redeia Corp. SA	13,428	248,307
Repsol SA	38,602	483,235
TOTAL SPAIN		5,807,899
Sweden - 2.2%
Alfa Laval AB	9,172	404,515
ASSA ABLOY AB (B Shares)	31,315	980,872
Atlas Copco AB:
(A Shares)	84,742	1,398,533
(B Shares)	48,965	710,264
Boliden AB	8,388	260,429
Epiroc AB:
(A Shares)	20,656	403,418
(B Shares)	12,605	216,382
EQT AB	11,842	343,438
Essity AB (B Shares)	19,315	545,302
Evolution AB (b)	5,661	535,230
H&M Hennes & Mauritz AB (B Shares)	17,843	265,019
Holmen AB (B Shares)	2,416	95,284
Husqvarna AB (B Shares)	11,184	72,198
Nibe Industrier AB (B Shares)	47,477	229,218
Sandvik AB	33,782	662,669
SKF AB (B Shares)	10,377	196,056
Svenska Cellulosa AB SCA (B Shares)	19,109	252,615
Svenska Handelsbanken AB (A Shares)	46,245	480,515
Tele2 AB (B Shares)	16,892	177,013
Telia Co. AB	74,756	217,226
Volvo AB:
(A Shares)	6,422	168,166
(B Shares)	49,684	1,290,300
TOTAL SWEDEN		9,904,662
Switzerland - 5.3%
ABB Ltd. (Reg.)	49,769	2,765,720
Baloise Holdings AG	1,365	262,236
Banque Cantonale Vaudoise	922	91,928
Chocoladefabriken Lindt & Spruengli AG	34	400,417
Chocoladefabriken Lindt & Spruengli AG	3	348,793
Clariant AG (Reg.)	6,786	94,221
DSM-Firmenich AG	5,843	693,409
Geberit AG (Reg.)	1,060	663,827
Givaudan SA	291	1,380,611
Julius Baer Group Ltd.	6,520	397,535
Kuehne & Nagel International AG	1,521	379,744
Logitech International SA (Reg.)	4,939	404,706
Lonza Group AG	2,269	1,399,420
Novartis AG	62,080	6,736,070
SGS SA (Reg.)	4,754	503,724
Sig Group AG	9,705	208,924
Sika AG	4,776	1,330,123
Sonova Holding AG	1,607	588,062
Swiss Life Holding AG	901	734,948
Swiss Prime Site AG	2,431	263,636
Swisscom AG	813	495,209
Temenos AG	1,884	130,356
VAT Group AG (b)	856	356,357
Zurich Insurance Group Ltd.	4,620	2,723,976
TOTAL SWITZERLAND		23,353,952
Taiwan - 8.0%
Acer, Inc.	91,000	113,132
AUO Corp.	211,400	109,267
Cathay Financial Holding Co. Ltd.	302,751	641,476
Chailease Holding Co. Ltd.	47,527	223,283
China Airlines Ltd.	89,000	62,269
China Steel Corp.	373,000	261,727
Chunghwa Telecom Co. Ltd.	121,000	460,804
CTBC Financial Holding Co. Ltd.	499,000	554,980
Delta Electronics, Inc.	61,000	755,857
E.SUN Financial Holdings Co. Ltd.	455,602	388,674
EVA Airways Corp.	85,000	98,486
Evergreen Marine Corp. (Taiwan)	32,157	204,414
Far Eastern New Century Corp.	92,000	106,507
Far EasTone Telecommunications Co. Ltd.	56,000	155,141
First Financial Holding Co. Ltd.	355,614	300,422
Fubon Financial Holding Co. Ltd.	256,499	718,853
Hotai Motor Co. Ltd.	9,180	185,350
Hua Nan Financial Holdings Co. Ltd.	284,170	224,811
Lite-On Technology Corp.	64,000	201,280
MediaTek, Inc.	48,000	1,874,638
Mega Financial Holding Co. Ltd.	377,242	461,127
Nan Ya Plastics Corp.	150,000	193,893
PharmaEssentia Corp. (a)	7,000	137,343
President Chain Store Corp.	18,000	165,811
Sinopac Financial Holdings Co.	338,051	240,756
Taishin Financial Holdings Co. Ltd.	354,349	188,886
Taiwan Cooperative Financial Holding Co. Ltd.	334,617	262,480
Taiwan High Speed Rail Corp.	61,000	55,505
Taiwan Mobile Co. Ltd.	58,000	205,084
Taiwan Semiconductor Manufacturing Co. Ltd.	776,000	24,414,194
The Shanghai Commercial & Savings Bank Ltd.	122,000	152,047
Uni-President Enterprises Corp.	153,000	429,856
United Microelectronics Corp.	353,000	510,948
Voltronic Power Technology Corp.	2,000	131,957
Wan Hai Lines Ltd.	21,460	57,001
TOTAL TAIWAN		35,248,259
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	13,200	107,368
Advanced Information Service PCL NVDR	24,900	202,535
Airports of Thailand PCL:
(For. Reg.)	32,000	57,986
NVDR	104,400	189,179
Bangkok Dusit Medical Services PCL:
(For. Reg.)	93,300	75,996
NVDR	261,600	213,083
Bangkok Expressway and Metro PCL NVDR	234,900	54,817
Bumrungrad Hospital PCL:
(For. Reg.)	3,300	26,613
NVDR	14,600	117,744
Central Retail Corp. PCL NVDR	59,500	56,335
Charoen Pokphand Foods PCL:
(For. Reg.)	43,800	32,214
NVDR	77,000	56,632
CP ALL PCL:
(For. Reg.)	24,300	45,514
NVDR	152,800	286,193
Delta Electronics PCL NVDR	96,800	393,141
Gulf Energy Development PCL NVDR	94,400	186,022
Home Product Center PCL:
(For. Reg.)	20,800	5,875
NVDR	174,600	49,314
Intouch Holdings PCL:
(For. Reg.)	4,300	13,623
NVDR	27,900	88,392
Kasikornbank PCL NVDR	19,800	85,754
Minor International PCL:
(For. Reg.)	45,699	36,195
NVDR	62,568	49,556
PTT Exploration and Production PCL:
(For. Reg.)	16,200	60,799
NVDR	28,200	105,836
PTT Global Chemical PCL:
(For. Reg.)	11,900	9,166
NVDR	63,200	48,678
PTT Oil & Retail Business PCL NVDR	92,200	42,044
SCG Packaging PCL NVDR	39,600	29,839
Siam Cement PCL:
(For. Reg.)	1,500	9,331
NVDR	20,800	129,389
Thai Oil PCL NVDR	33,600	40,817
TOTAL THAILAND		2,905,980
Turkey - 0.2%
Akbank TAS	98,032	144,766
Haci Omer Sabanci Holding A/S	33,043	80,281
Koc Holding A/S	24,071	118,722
Turk Hava Yollari AO (a)	17,426	138,584
Turkiye Is Bankasi A/S Series C	268,825	92,263
Yapi ve Kredi Bankasi A/S	107,392	76,724
TOTAL TURKEY		651,340
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	91,458	222,604
Abu Dhabi Islamic Bank	46,816	160,597
Aldar Properties PJSC	121,489	252,037
Emaar Properties PJSC	209,569	495,815
Emirates Telecommunications Corp.	109,608	528,785
First Abu Dhabi Bank PJSC	139,604	499,421
NMC Health PLC (a)(d)	987	0
TOTAL UNITED ARAB EMIRATES		2,159,259
United Kingdom - 8.3%
3i Group PLC	30,655	1,257,092
Admiral Group PLC	8,128	268,724
Ashtead Group PLC	13,736	1,025,164
Associated British Foods PLC	10,581	303,026
AstraZeneca PLC (United Kingdom)	48,843	6,950,047
Auto Trader Group PLC (b)	28,049	302,859
Aviva PLC	84,747	495,134
Barratt Developments PLC	43,444	250,068
Berkeley Group Holdings PLC	3,207	183,007
BT Group PLC	205,008	365,461
Bunzl PLC	10,714	471,374
Coca-Cola Europacific Partners PLC	6,442	489,592
Croda International PLC	4,177	199,553
DCC PLC (United Kingdom)	3,147	198,999
HSBC Holdings PLC (United Kingdom)	582,497	5,346,171
Informa PLC	42,045	438,382
Intertek Group PLC	5,117	306,680
J Sainsbury PLC	52,545	180,362
Kingfisher PLC	57,069	215,824
Land Securities Group PLC	22,212	172,277
Legal & General Group PLC	188,058	526,449
Lloyds Banking Group PLC	1,964,786	1,348,630
M&G PLC	71,276	178,253
National Grid PLC	151,143	1,897,774
Phoenix Group Holdings PLC	22,096	139,951
Reckitt Benckiser Group PLC	21,938	1,330,847
RELX PLC (London Stock Exchange)	58,618	2,688,204
Rentokil Initial PLC	79,996	401,242
Sage Group PLC	31,856	398,198
Schroders PLC	25,669	113,860
Segro PLC	40,161	406,621
Smiths Group PLC	10,906	215,019
Spirax-Sarco Engineering PLC	2,321	193,186
Taylor Wimpey PLC	106,991	202,286
Tesco PLC	217,078	958,545
Unilever PLC	78,919	4,814,219
Vodafone Group PLC	713,150	663,169
Whitbread PLC	5,606	217,799
WPP PLC	34,142	358,864
TOTAL UNITED KINGDOM		36,472,912
United States of America - 2.4%
Alcon, Inc. (Switzerland)	15,715	1,448,208
CSL Ltd.	15,198	2,853,506
James Hardie Industries PLC CDI (a)	13,595	433,589
QIAGEN NV (Germany)	6,980	296,487
Schneider Electric SA	17,139	4,439,837
Swiss Re Ltd.	9,493	1,216,375
TOTAL UNITED STATES OF AMERICA		10,688,002
TOTAL COMMON STOCKS (Cost $389,356,492)		436,197,039

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	14,054	112,489
Germany - 0.2%
Henkel AG & Co. KGaA	5,365	464,411
Sartorius AG (non-vtg.)	825	213,310
TOTAL GERMANY		677,721
Korea (South) - 0.0%
LG Chemical Ltd.	215	32,475
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $860,332)		822,685

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $99,721)	100,000	99,744

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (g) (Cost $2,000,680)	2,000,280	2,000,680

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $392,317,225)	439,120,148
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,831,460
NET ASSETS - 100.0%	441,951,608

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	26	Dec 2024	1,464,450	24,823	24,823
ICE MSCI EAFE Index Contracts (United States)	24	Dec 2024	2,820,240	(73,373)	(73,373)
TME S&P/TSX 60 Index Contracts (Canada)	2	Dec 2024	415,786	7,663	7,663

TOTAL FUTURES CONTRACTS					(40,887)
The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,865,790 or 1.8% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,744.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	4,832,504	54,474,468	57,306,148	261,883	(144)	-	2,000,680	0.0%
Total	4,832,504	54,474,468	57,306,148	261,883	(144)	-	2,000,680

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	32,752,278	6,341,676	26,410,602	-
Consumer Discretionary	48,835,437	9,619,406	39,216,031	-
Consumer Staples	30,900,008	9,640,517	21,259,491	-
Energy	18,022,138	7,513,656	10,508,482	-
Financials	97,502,093	32,530,484	64,971,609	-
Health Care	44,335,862	5,300,720	39,035,142	-
Industrials	59,195,170	21,581,116	37,614,054	-
Information Technology	56,585,691	14,057,115	42,528,576	-
Materials	27,481,747	13,850,859	13,630,888	-
Real Estate	8,146,234	3,030,761	5,115,473	-
Utilities	13,263,066	5,961,191	7,301,875	-

Government Obligations	99,744	-	99,744	-

Money Market Funds	2,000,680	2,000,680	-	-
Total Investments in Securities:	439,120,148	131,428,181	307,691,967	-
Derivative Instruments: Assets
Futures Contracts	32,486	32,486	-	-
Total Assets	32,486	32,486	-	-
Liabilities
Futures Contracts	(73,373)	(73,373)	-	-
Total Liabilities	(73,373)	(73,373)	-	-
Total Derivative Instruments:	(40,887)	(40,887)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	32,486	(73,373)
Total Equity Risk	32,486	(73,373)
Total Value of Derivatives	32,486	(73,373)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $390,316,545)	$437,119,468
Fidelity Central Funds (cost $2,000,680)	2,000,680

Total Investment in Securities (cost $392,317,225)		$439,120,148
Segregated cash with brokers for derivative instruments		129,016
Foreign currency held at value (cost $1,139,841)		1,128,296
Receivable for investments sold		43,614
Receivable for fund shares sold		1,018,943
Dividends receivable		854,344
Reclaims receivable		1,020,446
Distributions receivable from Fidelity Central Funds		25,178
Total assets		443,339,985
Liabilities
Payable for investments purchased
Regular delivery	$103,818
Delayed delivery	4,851
Payable for fund shares redeemed	109,658
Accrued management fee	76,983
Payable for daily variation margin on futures contracts	23,744
Deferred taxes	1,069,153
Other payables and accrued expenses	170
Total liabilities		1,388,377
Net Assets		$441,951,608
Net Assets consist of:
Paid in capital		$428,455,287
Total accumulated earnings (loss)		13,496,321
Net Assets		$441,951,608
Net Asset Value, offering price and redemption price per share ($441,951,608 ÷ 34,774,212 shares)		$12.71
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$12,698,744
Interest		26,171
Income from Fidelity Central Funds		261,883
Income before foreign taxes withheld		$12,986,798
Less foreign taxes withheld		(1,112,357)
Total income		11,874,441
Expenses
Management fee	$857,904
Independent trustees' fees and expenses	1,143
Miscellaneous	2,998
Total expenses before reductions	862,045
Expense reductions	(91)
Total expenses after reductions		861,954
Net Investment income (loss)		11,012,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $120,317)	(8,327,422)
Fidelity Central Funds	(144)
Foreign currency transactions	(11,921)
Futures contracts	1,421,517
Total net realized gain (loss)		(6,917,970)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $880,473)	82,185,023
Assets and liabilities in foreign currencies	(5,247)
Futures contracts	89,437
Total change in net unrealized appreciation (depreciation)		82,269,213
Net gain (loss)		75,351,243
Net increase (decrease) in net assets resulting from operations		$86,363,730
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,012,487	$10,579,026
Net realized gain (loss)	(6,917,970)	(9,959,911)
Change in net unrealized appreciation (depreciation)	82,269,213	41,609,910
Net increase (decrease) in net assets resulting from operations	86,363,730	42,229,025
Distributions to shareholders	(10,671,765)	(8,331,104)

Share transactions
Proceeds from sales of shares	87,294,885	72,093,340
Reinvestment of distributions	9,588,850	7,520,386
Cost of shares redeemed	(94,321,102)	(83,900,144)

Net increase (decrease) in net assets resulting from share transactions	2,562,633	(4,286,418)
Total increase (decrease) in net assets	78,254,598	29,611,503

Net Assets
Beginning of period	363,697,010	334,085,507
End of period	$441,951,608	$363,697,010

Other Information
Shares
Sold	7,162,741	6,485,020
Issued in reinvestment of distributions	839,654	721,034
Redeemed	(7,673,988)	(7,589,054)
Net increase (decrease)	328,407	(383,000)

Financial Highlights
Fidelity® International Sustainability Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.59	$13.60	$10.81	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.31	.31	.29	.30	.24
Net realized and unrealized gain (loss)	2.15	.90	(4.04)	2.63	(.08)
Total from investment operations	2.46	1.21	(3.75)	2.93	.16
Distributions from net investment income	(.31)	(.24)	(.26)	(.14)	(.24)
Total distributions	(.31)	(.24)	(.26)	(.14)	(.24)
Net asset value, end of period	$12.71	$10.56	$9.59	$13.60	$10.81
Total Return C	23.62%	12.68%	(28.11)%	27.27%	1.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.57%	2.77%	2.52%	2.28%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$441,952	$363,697	$334,086	$404,608	$149,868
Portfolio turnover rate F	14%	22%	23%	19%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$88,018,521
Gross unrealized depreciation	(43,814,085)
Net unrealized appreciation (depreciation)	$44,204,436
Tax Cost	$394,923,375

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,672,538
Capital loss carryforward	$(39,279,948)
Net unrealized appreciation (depreciation) on securities and other investments	$44,172,883

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(12,877,816)
Long-term	(26,402,132)
Total capital loss carryforward	$(39,279,948)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$10,671,765	$8,331,104

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	66,130,146	60,336,803
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Sustainability Index Fund	3,578
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $91.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity International Sustainability Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity International Sustainability Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $349,854 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 83.65% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3321 and $0.0326 for the dividend paid December 18, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Sustainability Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that the fund's total net expense ratio ranked below the competitive medians.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9883818.107
ISY-ANN-1224
Fidelity® SAI International Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
Australia - 7.5%
Ampol Ltd.	120,334	2,203,140
ANZ Group Holdings Ltd.	1,519,526	30,968,721
APA Group unit	671,926	3,076,583
Aristocrat Leisure Ltd.	286,815	11,541,336
ASX Ltd.	97,907	4,169,570
BHP Group Ltd.	2,560,950	71,149,798
BlueScope Steel Ltd.	222,222	2,952,971
Brambles Ltd.	703,251	8,467,156
CAR Group Ltd.	180,931	4,456,518
Cochlear Ltd.	33,072	6,122,901
Coles Group Ltd.	676,361	7,806,219
Commonwealth Bank of Australia	845,101	78,826,294
Computershare Ltd.	268,657	4,644,395
Dexus unit unit	543,124	2,549,012
Endeavour Group Ltd.	768,726	2,364,689
Fortescue Ltd.	855,125	10,708,601
Glencore PLC	5,236,802	27,465,144
Goodman Group unit	863,120	20,610,870
Insurance Australia Group Ltd.	1,196,889	5,877,272
Macquarie Group Ltd.	183,266	27,736,645
Medibank Private Ltd.	1,390,677	3,268,345
Mineral Resources Ltd.	89,312	2,295,088
Mirvac Group unit	1,992,525	2,785,424
National Australia Bank Ltd.	1,561,903	39,586,634
Northern Star Resources Ltd.	580,297	6,733,995
Orica Ltd.	245,923	2,793,432
Origin Energy Ltd.	869,931	5,492,827
Pilbara Minerals Ltd. (a)(b)	1,443,978	2,674,518
Pro Medicus Ltd.	29,002	3,673,838
Qantas Airways Ltd. (a)	403,178	2,134,620
QBE Insurance Group Ltd.	758,661	8,565,376
Ramsay Health Care Ltd.	93,756	2,465,933
REA Group Ltd.	26,686	3,945,126
Reece Ltd.	114,170	1,701,202
Rio Tinto Ltd.	187,452	14,718,270
Rio Tinto PLC	569,261	36,790,215
Santos Ltd.	1,640,015	7,296,203
Scentre Group unit	2,623,330	6,014,423
SEEK Ltd.	180,182	2,927,275
Seven Group Holdings Ltd.	102,760	2,799,711
Sonic Healthcare Ltd.	230,458	4,060,746
South32 Ltd.	2,287,121	5,484,873
Stockland Corp. Ltd. unit	1,205,440	4,076,346
Suncorp Group Ltd.	642,476	7,536,410
Telstra Group Ltd.	2,042,107	5,112,260
The GPT Group	967,301	2,996,825
The Lottery Corp. Ltd.	1,123,938	3,672,452
Transurban Group unit	1,561,443	13,012,981
Treasury Wine Estates Ltd.	409,743	3,042,075
Vicinity Centres unit	1,953,933	2,777,750
Washington H. Soul Pattinson & Co. Ltd.	118,480	2,596,285
Wesfarmers Ltd.	573,026	25,208,043
Westpac Banking Corp.	1,748,486	36,721,359
WiseTech Global Ltd.	84,190	6,463,957
Woodside Energy Group Ltd.	958,804	15,090,098
Woolworths Group Ltd.	616,861	12,098,621
TOTAL AUSTRALIA		642,311,371
Austria - 0.2%
Erste Group Bank AG	170,037	9,569,714
Mondi PLC	222,898	3,607,069
OMV AG	74,368	3,082,053
Verbund AG	34,385	2,812,652
Voestalpine AG (b)	54,097	1,120,978
TOTAL AUSTRIA		20,192,466
Belgium - 0.8%
Ageas	80,681	4,201,985
Anheuser-Busch InBev SA NV	453,762	26,904,191
D'ieteren Group	10,848	2,342,283
Elia Group SA/NV	14,850	1,410,972
Groupe Bruxelles Lambert SA	41,932	3,019,483
KBC Group NV	115,899	8,406,290
Lotus Bakeries SA	206	2,693,400
Sofina SA	7,783	1,901,454
Syensqo SA	37,425	2,891,563
UCB SA	63,842	12,277,723
Warehouses de Pauw	90,408	2,145,807
TOTAL BELGIUM		68,195,151
Brazil - 0.0%
Yara International ASA	83,608	2,514,275
Burkina Faso - 0.0%
Endeavour Mining PLC	92,713	2,074,171
Chile - 0.1%
Antofagasta PLC	199,130	4,447,225
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	1,868,500	6,100,152
Prosus NV	715,829	30,168,523
Prosus NV rights (a)(c)	715,829	77,864
SITC International Holdings Co. Ltd.	677,000	1,913,413
Wharf Holdings Ltd.	540,000	1,530,037
Wilmar International Ltd.	970,100	2,341,595
TOTAL CHINA		42,131,584
Denmark - 3.4%
A.P. Moller - Maersk A/S:
Series A	1,479	2,249,421
Series B	2,299	3,636,477
Carlsberg A/S Series B	48,239	5,331,071
Coloplast A/S Series B	63,686	7,942,002
Danske Bank A/S	348,299	10,269,557
Demant A/S (a)	50,239	1,843,189
DSV A/S	103,212	22,432,647
Genmab A/S (a)	31,727	7,105,494
Novo Nordisk A/S Series B	1,626,304	182,414,401
Novonesis (NOVOZYMES) B Series B	177,936	11,149,298
ORSTED A/S (a)(d)	95,525	5,581,549
Pandora A/S	41,407	6,243,278
Rockwool International A/S Series B	4,723	2,034,449
Tryg A/S	171,191	4,031,548
Vestas Wind Systems A/S (a)	509,949	9,718,271
Zealand Pharma A/S (a)	32,266	3,719,336
TOTAL DENMARK		285,701,988
Finland - 1.0%
Elisa Corp. (A Shares)	71,824	3,418,818
Fortum Corp.	226,545	3,334,121
Kesko Oyj	137,922	2,950,235
Kone OYJ (B Shares)	171,633	9,383,230
Metso Corp.	313,952	2,973,110
Neste OYJ	213,634	3,430,111
Nokia Corp.	2,692,893	12,742,839
Nordea Bank Abp (Helsinki Stock Exchange)	1,593,182	18,651,363
Orion Oyj (B Shares)	54,487	2,646,327
Sampo Oyj (A Shares)	253,661	11,229,934
Stora Enso Oyj (R Shares)	293,942	3,267,696
UPM-Kymmene Corp.	269,518	7,895,020
Wartsila Corp.	253,980	4,837,431
TOTAL FINLAND		86,760,235
France - 9.3%
Accor SA	98,417	4,459,832
Aeroports de Paris SA	17,490	2,069,893
Air Liquide SA	236,053	42,324,634
Air Liquide SA	55,880	10,019,362
Airbus Group NV	300,057	45,771,064
Alstom SA (a)	174,785	3,844,653
Amundi SA (d)	31,002	2,242,541
Arkema SA	28,421	2,484,016
AXA SA	917,625	34,456,020
bioMerieux SA	20,919	2,332,351
BNP Paribas SA	513,919	35,097,600
Bollore SA	360,063	2,246,162
Bouygues SA	95,751	3,065,227
Bureau Veritas SA	160,433	5,067,799
Capgemini SA	78,445	13,608,705
Carrefour SA	273,881	4,349,489
Compagnie de St.-Gobain	229,055	20,771,841
Compagnie Generale des Etablissements Michelin SCA Series B	342,978	11,591,121
Covivio	28,183	1,603,312
Credit Agricole SA	534,792	8,197,343
Danone SA	325,994	23,288,538
Dassault Aviation SA	9,967	2,008,949
Dassault Systemes SA	337,932	11,565,784
Edenred SA	126,033	4,051,080
Eiffage SA	37,115	3,450,178
Engie SA	745,202	12,490,716
Engie SA	177,100	2,968,465
EssilorLuxottica SA	150,105	35,169,804
Eurazeo SA	23,051	1,753,907
Gecina SA	23,230	2,477,570
Getlink SE	152,752	2,589,541
Hermes International SCA	15,993	36,080,104
Ipsen SA	19,046	2,318,264
Kering SA	37,591	9,389,129
Klepierre SA	108,641	3,469,596
L'Oreal SA	98,208	36,844,740
L'Oreal SA	23,300	8,741,472
La Francaise des Jeux SAEM (d)	51,455	2,191,792
Legrand SA	132,425	14,946,604
LVMH Moet Hennessy Louis Vuitton SE	138,905	92,471,913
Orange SA	940,267	10,329,493
Pernod Ricard SA	102,338	12,718,100
Publicis Groupe SA	115,577	12,285,249
Renault SA	97,064	4,423,859
Rexel SA	114,274	3,129,913
Safran SA	172,602	39,071,173
Sartorius Stedim Biotech	14,745	2,939,926
SEB SA	12,575	1,318,603
Societe Generale Series A	364,930	10,481,332
Sodexo SA	44,676	3,877,986
Teleperformance	27,470	2,895,420
Thales SA	47,767	7,697,660
TotalEnergies SE	1,089,672	68,383,132
Unibail-Rodamco-Westfield NV	59,818	4,872,219
Veolia Environnement SA	348,346	11,059,882
VINCI SA	252,605	28,296,994
Vivendi SA	364,051	3,878,389
TOTAL FRANCE		791,530,441
Germany - 8.5%
adidas AG	81,804	19,591,345
Allianz SE	197,805	62,270,075
BASF AG	450,693	21,909,367
Bayer AG	496,091	13,368,132
Bayerische Motoren Werke AG (BMW)	161,023	12,667,048
Bechtle AG	41,357	1,410,763
Beiersdorf AG	50,113	6,759,292
Brenntag SE	65,619	4,271,204
Carl Zeiss Meditec AG	20,324	1,273,388
Commerzbank AG	508,485	9,032,197
Continental AG	55,548	3,466,771
Covestro AG (a)(d)	95,439	6,041,962
CTS Eventim AG	31,510	3,305,824
Daimler Truck Holding AG	249,338	10,308,974
Deutsche Bank AG	956,893	16,262,402
Deutsche Borse AG	95,944	22,285,709
Deutsche Lufthansa AG	302,122	2,099,407
Deutsche Post AG ADR	515,065	20,689,919
Deutsche Telekom AG	1,762,594	53,289,425
E.ON SE	1,133,709	15,310,078
Evonik Industries AG	129,423	2,847,977
Fresenius Medical Care AG & Co. KGaA	103,715	4,059,923
Fresenius SE & Co. KGaA (a)	213,312	7,777,650
GEA Group AG	78,319	3,857,471
Hannover Reuck SE	30,449	7,998,697
HeidelbergCement AG	68,954	7,590,477
Henkel AG & Co. KGaA	52,475	4,092,613
Infineon Technologies AG	659,446	20,854,741
Knorr-Bremse AG	36,630	3,012,228
LEG Immobilien AG	37,605	3,551,358
Mercedes-Benz Group AG (Germany)	378,162	22,973,603
Merck KGaA	65,263	10,790,454
MTU Aero Engines AG	27,180	8,890,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67,544	34,540,668
Nemetschek SE	29,162	3,154,650
Puma AG	53,313	2,422,873
Rational AG	2,584	2,529,671
Rheinmetall AG	21,996	11,321,854
RWE AG	319,272	10,338,767
SAP SE	527,300	123,116,693
Scout24 AG (d)	37,872	3,260,605
Siemens AG	383,774	74,663,180
Siemens Energy AG (a)	322,899	13,181,789
Siemens Healthineers AG (d)	142,400	7,430,342
Symrise AG	67,051	8,066,581
Talanx AG	32,599	2,515,856
Vonovia SE	373,961	12,268,367
Zalando SE (a)(d)	113,267	3,402,955
TOTAL GERMANY		726,125,534
Hong Kong - 1.8%
AIA Group Ltd.	5,626,800	44,408,498
CK Asset Holdings Ltd.	971,925	3,973,196
CK Infrastructure Holdings Ltd.	318,000	2,250,290
CLP Holdings Ltd.	829,500	7,046,272
Futu Holdings Ltd. ADR (a)	28,322	2,690,307
Hang Seng Bank Ltd.	382,300	4,676,367
Henderson Land Development Co. Ltd.	733,021	2,350,567
HKT Trust/HKT Ltd. unit	1,914,000	2,378,540
Hong Kong & China Gas Co. Ltd.	5,654,074	4,379,453
Hong Kong Exchanges and Clearing Ltd.	608,160	24,350,950
Hongkong Land Holdings Ltd.	557,120	2,388,701
Jardine Matheson Holdings Ltd.	80,761	3,103,166
Link (REIT)	1,289,596	6,008,768
MTR Corp. Ltd.	785,690	2,858,649
Power Assets Holdings Ltd.	699,500	4,659,557
Prudential PLC	1,385,168	11,531,316
Sino Land Ltd.	1,965,661	1,967,151
Sun Hung Kai Properties Ltd.	731,500	7,920,657
Swire Pacific Ltd. (A Shares)	209,500	1,754,703
Techtronic Industries Co. Ltd.	694,000	10,039,021
WH Group Ltd. (d)	4,211,000	3,277,491
Wharf Real Estate Investment Co. Ltd.	843,000	2,534,558
TOTAL HONG KONG		156,548,178
Ireland - 0.4%
AerCap Holdings NV	97,958	9,163,971
AIB Group PLC	916,710	4,880,058
Bank of Ireland Group PLC	513,657	4,727,977
Kerry Group PLC Class A	78,013	7,764,566
Kingspan Group PLC (Ireland)	78,052	6,847,271
TOTAL IRELAND		33,383,843
Israel - 0.7%
Azrieli Group	21,431	1,643,706
Bank Hapoalim BM (Reg.)	641,710	6,710,087
Bank Leumi le-Israel BM	766,106	7,811,904
Check Point Software Technologies Ltd. (a)	44,841	7,766,910
Elbit Systems Ltd. (Israel)	13,475	3,084,628
Global-e Online Ltd. (a)(b)	50,595	1,944,872
Icl Group Ltd.	390,823	1,616,463
Israel Discount Bank Ltd. (Class A)	624,648	3,683,892
Mizrahi Tefahot Bank Ltd.	78,260	3,238,966
NICE Ltd. (a)	32,044	5,662,569
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	565,750	10,432,430
Wix.com Ltd. (a)	26,694	4,461,101
TOTAL ISRAEL		58,057,528
Italy - 2.6%
Amplifon SpA	62,875	1,757,682
Banco BPM SpA	650,348	4,383,150
Coca-Cola HBC AG	110,258	3,852,866
Davide Campari Milano NV	310,875	2,087,141
DiaSorin SpA	11,301	1,229,266
Enel SpA	4,107,062	31,148,274
Eni SpA	1,160,990	17,685,579
Ferrari NV (Italy)	63,651	30,450,158
FinecoBank SpA	308,534	4,928,401
Generali	515,040	14,313,998
Infrastrutture Wireless Italiane SpA (d)	169,705	1,910,575
Intesa Sanpaolo SpA	7,385,754	31,611,112
Leonardo SpA	204,362	4,883,816
Mediobanca SpA	252,367	4,164,350
Moncler SpA	111,014	6,151,284
Nexi SpA (a)(d)	298,391	1,883,183
Poste Italiane SpA (d)	230,840	3,249,185
Prysmian SpA	136,489	9,623,560
Recordati SpA	52,801	2,992,326
Snam SpA	1,018,221	4,893,244
Telecom Italia SpA (a)	5,031,563	1,273,586
Terna - Rete Elettrica Nazionale	710,486	6,154,827
UniCredit SpA	743,956	32,912,029
TOTAL ITALY		223,539,592
Japan - 22.0%
Advantest Corp.	386,900	22,401,377
AEON Co. Ltd.	330,200	8,090,940
AGC, Inc.	98,830	3,028,658
Aisin Seiki Co. Ltd.	267,870	2,785,145
Ajinomoto Co., Inc.	234,400	9,004,652
Ana Holdings, Inc.	80,700	1,589,526
Asahi Group Holdings	729,600	8,759,048
Asahi Kasei Corp.	633,500	4,370,318
Asics Corp.	345,127	6,028,297
Astellas Pharma, Inc.	913,800	10,699,071
Bandai Namco Holdings, Inc.	300,000	6,289,840
Bridgestone Corp.	288,300	10,273,605
Brother Industries Ltd.	117,100	2,280,786
Canon, Inc.	471,500	15,335,532
Capcom Co. Ltd.	174,900	3,461,002
Central Japan Railway Co.	390,100	8,078,672
Chiba Bank Ltd.	267,700	1,953,598
Chubu Electric Power Co., Inc.	325,360	3,740,066
Chugai Pharmaceutical Co. Ltd.	339,100	16,134,883
Concordia Financial Group Ltd.	530,600	2,628,221
Dai Nippon Printing Co. Ltd.	196,040	3,402,545
Dai-ichi Mutual Life Insurance Co.	457,000	11,393,157
Daifuku Co. Ltd.	163,000	3,063,869
Daiichi Sankyo Co. Ltd.	934,000	30,400,058
Daikin Industries Ltd.	133,200	15,991,556
Daito Trust Construction Co. Ltd.	29,600	3,270,904
Daiwa House Industry Co. Ltd.	283,000	8,441,512
Daiwa Securities Group, Inc.	673,600	4,406,883
DENSO Corp.	954,900	13,562,917
Dentsu Group, Inc.	102,300	3,157,772
Disco Corp.	46,500	13,230,868
East Japan Railway Co.	458,300	9,205,113
Eisai Co. Ltd.	127,300	4,312,939
ENEOS Holdings, Inc.	1,454,900	7,339,315
FANUC Corp.	477,500	12,668,705
Fast Retailing Co. Ltd.	96,400	30,821,154
Fuji Electric Co. Ltd.	67,900	3,458,005
FUJIFILM Holdings Corp.	565,300	13,447,538
Fujitsu Ltd.	836,700	16,086,261
Hamamatsu Photonics K.K.	141,800	1,874,972
Hankyu Hanshin Holdings, Inc.	115,600	3,143,171
Hikari Tsushin, Inc.	8,900	1,796,308
Hitachi Construction Machinery Co. Ltd.	54,300	1,178,128
Hitachi Ltd.	2,341,300	58,824,835
Honda Motor Co. Ltd.	2,266,300	22,792,435
Hoshizaki Corp.	54,900	1,804,466
Hoya Corp.	177,200	23,708,305
Hulic Co. Ltd.	193,900	1,795,586
Ibiden Co. Ltd.	60,500	1,921,765
Idemitsu Kosan Co. Ltd.	492,315	3,356,328
INPEX Corp.	476,900	6,286,523
Isuzu Motors Ltd.	303,300	3,922,211
Itochu Corp.	600,200	29,690,592
Japan Airlines Co. Ltd.	72,900	1,169,176
Japan Exchange Group, Inc.	501,200	5,874,598
Japan Post Bank Co. Ltd.	730,700	6,526,137
Japan Post Holdings Co. Ltd.	971,400	8,962,226
Japan Post Insurance Co. Ltd.	96,800	1,595,091
Japan Real Estate Investment Corp.	647	2,353,432
Japan Tobacco, Inc.	606,000	16,917,977
JFE Holdings, Inc.	290,600	3,498,643
Kajima Corp.	200,200	3,448,551
Kansai Electric Power Co., Inc.	355,500	5,701,182
Kao Corp.	235,300	10,370,939
Kawasaki Kisen Kaisha Ltd.	198,500	2,742,087
KDDI Corp.	774,800	24,157,796
Keisei Electric Railway Co.	65,300	1,698,965
Keyence Corp.	98,200	44,328,824
Kikkoman Corp.	342,700	4,020,814
Kirin Holdings Co. Ltd.	392,300	5,775,687
Kobe Bussan Co. Ltd.	76,000	1,864,257
Kokusai Electric Corp.	71,300	1,300,066
Komatsu Ltd.	467,200	12,093,614
Konami Group Corp.	50,700	4,647,156
Kubota Corp.	505,100	6,453,706
Kyocera Corp.	648,300	6,574,870
Kyowa Kirin Co., Ltd.	122,700	2,022,313
Lasertec Corp.	40,500	5,495,679
LY Corp.	1,349,800	3,681,967
M3, Inc.	222,900	2,290,863
Makita Corp.	120,220	3,925,410
Marubeni Corp.	719,500	10,755,974
MatsukiyoCocokara & Co.	173,300	2,359,425
Mazda Motor Corp.	287,100	2,029,652
McDonald's Holdings Co. (Japan) Ltd. (b)	43,600	1,847,636
Meiji Holdings Co. Ltd.	118,600	2,766,604
Minebea Mitsumi, Inc.	183,310	3,227,077
Mitsubishi Chemical Group Corp.	684,600	3,694,163
Mitsubishi Corp.	1,688,200	30,884,061
Mitsubishi Electric Corp.	960,400	16,895,867
Mitsubishi Estate Co. Ltd.	577,800	8,544,523
Mitsubishi HC Capital, Inc.	407,400	2,728,048
Mitsubishi Heavy Industries Ltd.	1,618,400	22,846,875
Mitsubishi UFJ Financial Group, Inc.	5,607,100	59,100,201
Mitsui & Co. Ltd.	1,299,400	26,491,712
Mitsui Chemicals, Inc.	86,200	1,969,310
Mitsui Fudosan Co. Ltd.	1,348,300	11,504,176
Mitsui OSK Lines Ltd.	173,900	5,920,524
Mizuho Financial Group, Inc.	1,218,120	25,301,576
MonotaRO Co. Ltd.	126,600	1,909,932
MS&AD Insurance Group Holdings, Inc.	649,700	14,370,931
Murata Manufacturing Co. Ltd.	854,400	14,927,320
NEC Corp.	124,000	10,551,207
Nexon Co. Ltd.	169,910	2,944,873
Nidec Corp.	421,600	8,398,619
Nintendo Co. Ltd.	524,600	27,710,937
Nippon Building Fund, Inc.	3,865	3,315,209
Nippon Paint Holdings Co. Ltd.	478,800	3,664,485
Nippon Prologis REIT, Inc.	1,147	1,845,389
Nippon Sanso Holdings Corp.	87,500	3,037,301
Nippon Steel Corp.	437,200	8,748,101
Nippon Telegraph & Telephone Corp.	15,089,200	14,558,596
Nippon Yusen KK	232,800	7,794,013
Nissan Motor Co. Ltd.	1,184,500	3,155,571
Nissin Food Holdings Co. Ltd.	101,300	2,727,700
Nitori Holdings Co. Ltd.	40,500	5,157,864
Nitto Denko Corp.	357,000	5,873,986
Nomura Holdings, Inc.	1,517,600	7,782,107
Nomura Real Estate Holdings, Inc.	55,500	1,366,394
Nomura Research Institute Ltd.	190,820	5,708,077
NTT Data Corp.	318,700	5,041,907
Obayashi Corp.	327,900	4,019,800
OBIC Co. Ltd.	163,500	5,342,760
Olympus Corp.	594,700	10,468,084
OMRON Corp.	88,500	3,494,097
Ono Pharmaceutical Co. Ltd.	188,900	2,359,398
Oracle Corp. Japan	19,400	1,855,864
Oriental Land Co. Ltd.	551,000	13,316,103
ORIX Corp.	582,800	12,279,527
Osaka Gas Co. Ltd.	186,330	3,992,803
Otsuka Corp.	115,100	2,583,243
Otsuka Holdings Co. Ltd.	211,300	12,764,795
Pan Pacific International Holdings Ltd.	192,400	4,773,117
Panasonic Holdings Corp.	1,177,400	9,690,049
Rakuten Group, Inc. (a)	759,400	4,532,522
Recruit Holdings Co. Ltd.	749,800	45,784,684
Renesas Electronics Corp.	850,100	11,389,913
Resona Holdings, Inc.	1,055,920	6,966,713
Ricoh Co. Ltd.	277,000	3,000,652
ROHM Co. Ltd.	173,300	1,910,604
SBI Holdings, Inc. Japan	137,300	3,014,987
Screen Holdings Co. Ltd.	41,000	2,617,469
SCSK Corp.	79,000	1,474,116
Secom Co. Ltd.	212,000	7,539,337
Seiko Epson Corp.	145,800	2,650,012
Sekisui Chemical Co. Ltd.	190,800	2,692,742
Sekisui House Ltd.	301,300	7,276,868
Seven & i Holdings Co. Ltd.	1,117,900	16,097,697
SG Holdings Co. Ltd.	161,700	1,621,584
Shimadzu Corp.	119,600	3,527,943
SHIMANO, Inc.	38,600	5,670,715
Shin-Etsu Chemical Co. Ltd.	909,700	33,335,014
Shionogi & Co. Ltd.	381,900	5,454,583
Shiseido Co. Ltd.	202,000	4,360,153
Shizuoka Financial Group	219,700	1,753,105
SMC Corp.	28,900	12,269,396
SoftBank Corp.	14,420,000	18,153,386
SoftBank Group Corp.	519,600	30,977,768
Sompo Holdings, Inc.	475,200	10,187,853
Sony Group Corp.	3,152,500	55,476,172
Subaru Corp.	304,600	5,439,922
Sumco Corp.	176,800	1,690,460
Sumitomo Corp.	525,000	11,075,618
Sumitomo Electric Industries Ltd.	360,800	5,550,029
Sumitomo Metal Mining Co. Ltd.	124,830	3,451,373
Sumitomo Mitsui Financial Group, Inc.	1,896,000	40,222,771
Sumitomo Mitsui Trust Holdings, Inc.	327,800	7,188,759
Sumitomo Realty & Development Co. Ltd.	144,200	4,277,512
Suntory Beverage & Food Ltd.	70,200	2,368,156
Suzuki Motor Corp.	793,600	7,875,159
Sysmex Corp.	254,200	4,716,280
T&D Holdings, Inc.	247,200	3,945,867
Taisei Corp.	84,000	3,537,366
Takeda Pharmaceutical Co. Ltd.	803,403	22,415,920
TDK Corp.	981,500	11,537,824
Terumo Corp.	677,500	12,903,193
TIS, Inc.	107,400	2,678,176
Toho Co. Ltd.	56,470	2,156,486
Tokio Marine Holdings, Inc.	948,900	34,175,739
Tokyo Electric Power Co., Inc. (a)	770,900	3,113,293
Tokyo Electron Ltd.	226,300	33,300,737
Tokyo Gas Co. Ltd.	182,000	4,490,466
Tokyu Corp.	252,400	3,111,691
Toppan Holdings, Inc.	120,700	3,530,626
Toray Industries, Inc.	700,300	3,808,282
Toto Ltd.	71,500	1,994,837
Toyota Industries Corp.	74,070	5,134,684
Toyota Motor Corp.	5,184,350	89,328,405
Toyota Tsusho Corp.	321,820	5,470,527
Trend Micro, Inc.	64,000	3,348,634
Unicharm Corp.	203,800	6,571,526
West Japan Railway Co.	221,800	3,942,214
Yakult Honsha Co. Ltd.	129,600	2,816,351
Yamaha Motor Co. Ltd.	424,400	3,709,689
Yaskawa Electric Corp.	121,200	3,473,532
Yokogawa Electric Corp.	115,300	2,556,409
Zensho Holdings Co. Ltd.	48,700	2,443,234
ZOZO, Inc.	68,300	2,214,659
TOTAL JAPAN		1,873,881,916
Jordan - 0.0%
Hikma Pharmaceuticals PLC	84,034	2,010,034
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(d)	93,343	3,962,609
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	236,852	5,843,179
Eurofins Scientific SA	68,214	3,352,346
TOTAL LUXEMBOURG		9,195,525
Macau - 0.1%
Galaxy Entertainment Group Ltd.	1,104,000	4,913,439
Sands China Ltd. (a)	1,226,000	3,119,285
TOTAL MACAU		8,032,724
Netherlands - 4.0%
ABN AMRO Bank NV GDR (Bearer) (d)	231,364	3,822,809
Adyen BV (a)(d)	10,978	16,770,642
AEGON NV	681,809	4,303,457
Akzo Nobel NV	86,162	5,498,296
Argenx SE (a)	30,011	17,696,167
ASM International NV (Netherlands)	23,712	13,211,035
ASML Holding NV (Netherlands)	201,777	136,342,797
ASR Nederland NV (b)	80,035	3,793,120
BE Semiconductor Industries NV	38,928	4,147,165
Euronext NV (d)	40,564	4,474,122
EXOR NV	50,215	5,309,197
Heineken Holding NV	65,450	4,538,569
Heineken NV (Bearer)	145,431	11,927,775
IMCD NV	28,777	4,571,684
ING Groep NV (Certificaten Van Aandelen)	1,668,095	28,308,226
JDE Peet's BV	61,536	1,385,571
Koninklijke Ahold Delhaize NV	473,071	15,597,010
Koninklijke KPN NV	1,993,312	7,790,433
Koninklijke Philips Electronics NV	403,442	10,614,083
NN Group NV	136,720	6,720,529
Randstad NV	54,800	2,524,428
Universal Music Group NV	415,671	10,460,858
Wolters Kluwer NV	125,492	21,117,157
TOTAL NETHERLANDS		340,925,130
New Zealand - 0.3%
Auckland International Airport Ltd.	740,017	3,199,790
Fisher & Paykel Healthcare Corp. Ltd.	295,770	6,338,675
Mercury Nz Ltd.	361,857	1,424,300
Meridian Energy Ltd.	672,203	2,387,241
Spark New Zealand Ltd.	962,566	1,670,040
Xero Ltd. (a)	73,231	7,114,799
TOTAL NEW ZEALAND		22,134,845
Norway - 0.5%
Aker BP ASA	159,575	3,403,238
DNB Bank ASA	452,206	9,339,940
Equinor ASA	423,078	10,053,267
Gjensidige Forsikring ASA	100,993	1,822,431
Kongsberg Gruppen ASA	44,417	4,623,322
Mowi ASA	235,011	4,038,911
Norsk Hydro ASA	710,139	4,408,081
Orkla ASA	353,982	3,272,665
Salmar ASA	33,338	1,691,115
Telenor ASA	310,937	3,818,802
TOTAL NORWAY		46,471,772
Poland - 0.0%
InPost SA (a)	100,993	1,969,703
Portugal - 0.2%
Energias de Portugal SA	1,584,591	6,225,784
Galp Energia SGPS SA	234,684	4,000,199
Jeronimo Martins SGPS SA	142,997	2,779,589
TOTAL PORTUGAL		13,005,572
Singapore - 1.6%
CapitaLand Ascendas REIT	1,887,289	3,824,608
CapitaLand Integrated Commercial Trust	2,872,982	4,364,863
CapitaLand Investment Ltd.	1,182,365	2,497,851
DBS Group Holdings Ltd.	1,006,105	29,171,820
Genting Singapore Ltd.	3,053,500	1,923,120
Grab Holdings Ltd. (a)	1,066,489	4,351,275
Keppel Ltd.	735,500	3,541,033
Oversea-Chinese Banking Corp. Ltd.	1,709,964	19,618,593
Sea Ltd. ADR Class A (a)	186,922	17,580,014
Sembcorp Industries Ltd.	451,300	1,712,164
Singapore Airlines Ltd. (b)	751,790	3,667,315
Singapore Exchange Ltd.	432,900	3,709,518
Singapore Technologies Engineering Ltd.	788,400	2,703,031
Singapore Telecommunications Ltd.	3,752,700	8,853,493
STMicroelectronics NV (France)	341,901	9,306,868
United Overseas Bank Ltd.	638,472	15,520,648
TOTAL SINGAPORE		132,346,214
South Africa - 0.2%
Anglo American PLC (United Kingdom)	641,660	19,891,728
Spain - 2.7%
Acciona SA	12,465	1,591,804
ACS Actividades de Construccion y Servicios SA	92,735	4,438,390
Aena SME SA (d)	37,872	8,362,639
Amadeus IT Holding SA Class A	227,487	16,480,102
Banco Bilbao Vizcaya Argentaria SA	2,910,262	28,970,722
Banco de Sabadell SA	2,747,126	5,344,371
Banco Santander SA (Spain)	7,824,079	38,229,804
CaixaBank SA	1,835,068	11,182,470
Cellnex Telecom SA (d)	267,559	9,807,957
EDP Renovaveis SA	157,527	2,121,313
Endesa SA	160,390	3,455,264
Grifols SA (a)(b)	150,627	1,678,587
Iberdrola SA	3,084,066	45,774,783
Industria de Diseno Textil SA	550,831	31,336,404
Redeia Corp. SA	204,920	3,789,329
Repsol SA	614,744	7,695,599
Telefonica SA (b)	2,004,267	9,405,330
TOTAL SPAIN		229,664,868
Sweden - 3.2%
AddTech AB (B Shares)	131,245	3,638,800
Alfa Laval AB	146,101	6,443,525
ASSA ABLOY AB (B Shares)	506,126	15,853,254
Atlas Copco AB:
(A Shares)	1,356,436	22,385,829
(B Shares)	788,115	11,432,034
Beijer Ref AB (B Shares)	182,216	2,733,783
Boliden AB	138,114	4,288,131
Epiroc AB:
(A Shares)	332,771	6,499,120
(B Shares)	196,932	3,380,609
EQT AB	188,612	5,470,068
Essity AB (B Shares)	307,678	8,686,387
Evolution AB (d)	90,923	8,596,482
Fastighets AB Balder (a)	334,678	2,588,956
Getinge AB (B Shares)	115,504	2,034,279
H&M Hennes & Mauritz AB (B Shares) (b)	286,041	4,248,512
Hexagon AB (B Shares)	1,048,401	9,801,636
Holmen AB (B Shares)	38,490	1,517,990
Husqvarna AB (B Shares)	177,049	1,142,932
Industrivarden AB:
(A Shares)	61,407	2,114,035
(C Shares)	80,755	2,774,057
Indutrade AB	137,978	3,737,413
Investment AB Latour (B Shares)	74,765	2,058,844
Investor AB (B Shares)	874,015	24,728,573
L E Lundbergforetagen AB (B Shares)	38,377	1,896,419
Lifco AB (B Shares)	117,713	3,502,262
Nibe Industrier AB (B Shares)	765,274	3,694,731
Saab AB (B Shares)	161,745	3,326,122
Sagax AB	110,967	2,653,739
Sandvik AB	538,409	10,561,448
Securitas AB (B Shares)	248,347	2,913,626
Skandinaviska Enskilda Banken AB (A Shares)	801,317	11,315,179
Skanska AB (B Shares)	171,818	3,486,497
SKF AB (B Shares)	172,118	3,251,883
Svenska Cellulosa AB SCA (B Shares)	306,015	4,045,428
Svenska Handelsbanken AB (A Shares)	736,534	7,653,060
Swedbank AB (A Shares)	428,718	8,699,460
Swedish Orphan Biovitrum AB (a)	98,417	3,075,950
Tele2 AB (B Shares)	270,813	2,837,874
Telefonaktiebolaget LM Ericsson (B Shares)	1,400,854	11,744,910
Telia Co. AB	1,191,348	3,461,820
Trelleborg AB (B Shares)	107,582	3,570,399
Volvo AB:
(A Shares)	101,097	2,647,326
(B Shares)	802,141	20,831,702
Volvo Car AB (b)	376,140	809,326
TOTAL SWEDEN		272,134,410
Switzerland - 6.2%
ABB Ltd. (Reg.)	798,615	44,379,945
Adecco SA (Reg.)	85,050	2,665,107
Avolta AG	46,239	1,838,392
Bachem Holding AG (B Shares) (b)	17,043	1,348,954
Baloise Holdings AG	21,971	4,220,936
Banque Cantonale Vaudoise	15,210	1,516,509
Barry Callebaut AG (b)	1,802	3,155,143
BKW AG	10,665	1,872,288
Chocoladefabriken Lindt & Spruengli AG	495	5,829,599
Chocoladefabriken Lindt & Spruengli AG	54	6,278,270
Clariant AG (Reg.)	108,952	1,512,749
Compagnie Financiere Richemont SA Series A	271,461	39,524,856
DSM-Firmenich AG	93,910	11,144,631
Ems-Chemie Holding AG	3,543	2,726,331
Galderma Group AG (a)	30,037	2,810,827
Geberit AG (Reg.)	16,881	10,571,762
Givaudan SA	4,663	22,122,993
Helvetia Holding AG (Reg.)	18,743	3,173,211
Julius Baer Group Ltd.	104,024	6,342,509
Kuehne & Nagel International AG	24,391	6,089,630
Logitech International SA (Reg.)	78,672	6,446,449
Lonza Group AG	36,472	22,494,340
Novartis AG	995,256	107,991,529
Partners Group Holding AG	11,460	15,832,065
Sandoz Group AG	206,758	9,421,490
Schindler Holding AG:
(participation certificate)	20,565	5,986,962
(Reg.)	11,851	3,376,001
SGS SA (Reg.)	77,700	8,232,934
Sig Group AG (b)	154,427	3,324,414
Sika AG	76,985	21,440,441
Sonova Holding AG	25,593	9,365,441
Straumann Holding AG	56,364	7,430,998
Swatch Group AG (Bearer)	14,606	2,997,195
Swatch Group AG (Bearer) (Reg.)	26,597	1,076,446
Swiss Life Holding AG	14,506	11,832,582
Swiss Prime Site AG	39,038	4,233,581
Swisscom AG	13,079	7,966,596
Temenos AG	30,367	2,101,127
UBS Group AG	1,660,824	51,043,100
VAT Group AG (d)	13,634	5,675,899
Zurich Insurance Group Ltd.	73,905	43,574,774
TOTAL SWITZERLAND		530,969,006
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	55,366	1
United Kingdom - 10.8%
3i Group PLC	491,520	20,156,113
Admiral Group PLC	131,472	4,346,661
Ashtead Group PLC	220,821	16,480,614
Associated British Foods PLC	169,498	4,854,200
AstraZeneca PLC (United Kingdom)	782,832	111,391,987
Auto Trader Group PLC (d)	451,765	4,877,928
Aviva PLC	1,351,820	7,898,006
BAE Systems PLC	1,530,132	24,661,611
Barclays PLC	7,454,641	22,852,225
Barratt Developments PLC	696,023	4,006,381
Berkeley Group Holdings PLC	51,505	2,939,124
British American Tobacco PLC (United Kingdom)	1,008,506	35,266,557
BT Group PLC	3,267,047	5,824,049
Bunzl PLC	170,821	7,515,447
Centrica PLC	2,648,028	4,005,208
CK Hutchison Holdings Ltd.	1,354,000	7,120,860
Coca-Cola Europacific Partners PLC	104,266	7,924,216
Compass Group PLC	858,787	27,890,331
Croda International PLC	66,986	3,200,197
DCC PLC (United Kingdom)	49,928	3,157,179
Diageo PLC	1,122,614	34,668,317
Entain PLC	322,652	3,099,525
Halma PLC	191,708	6,118,148
Hargreaves Lansdown PLC	179,636	2,520,152
HSBC Holdings PLC (United Kingdom)	9,351,026	85,823,934
Imperial Brands PLC	410,041	12,374,228
Informa PLC	673,213	7,019,250
InterContinental Hotel Group PLC	81,448	8,983,515
Intertek Group PLC	81,498	4,884,471
J Sainsbury PLC	835,232	2,866,947
JD Sports Fashion PLC	1,308,653	2,092,429
Kingfisher PLC	928,738	3,512,303
Land Securities Group PLC	357,339	2,771,536
Legal & General Group PLC	3,008,037	8,420,687
Lloyds Banking Group PLC	31,510,020	21,628,489
London Stock Exchange Group PLC	241,448	32,724,870
M&G PLC	1,141,904	2,855,774
Melrose Industries PLC	664,413	4,069,455
National Grid PLC	2,429,764	30,508,480
NatWest Group PLC	3,356,416	15,903,538
Next PLC	60,506	7,638,105
Pearson PLC	303,831	4,461,554
Persimmon PLC	161,509	3,055,142
Phoenix Group Holdings PLC	354,030	2,242,348
Reckitt Benckiser Group PLC	352,471	21,382,311
RELX PLC (London Stock Exchange)	942,841	43,238,410
Rentokil Initial PLC	1,274,806	6,394,140
Rolls-Royce Holdings PLC (a)	4,294,682	29,635,018
Sage Group PLC	506,646	6,333,039
Schroders PLC	407,021	1,805,426
Segro PLC	648,755	6,568,490
Severn Trent PLC	136,291	4,513,014
Smith & Nephew PLC	441,517	5,489,300
Smiths Group PLC	174,351	3,437,450
Spirax-Sarco Engineering PLC	37,172	3,093,974
SSE PLC	564,084	12,808,776
Standard Chartered PLC (United Kingdom)	1,095,282	12,701,311
Taylor Wimpey PLC	1,787,524	3,379,642
Tesco PLC	3,497,362	15,443,203
Unilever PLC	1,259,815	76,851,273
United Utilities Group PLC	344,332	4,544,301
Vodafone Group PLC	11,412,258	10,612,439
Whitbread PLC	90,966	3,534,132
Wise PLC (a)	336,361	3,062,068
WPP PLC	544,633	5,724,596
TOTAL UNITED KINGDOM		917,164,404
United States of America - 9.0%
Alcon, Inc. (Switzerland)	252,331	23,253,432
BP PLC	8,346,893	40,823,145
CSL Ltd.	244,026	45,817,182
CyberArk Software Ltd. (a)	21,788	6,024,818
Experian PLC	464,033	22,599,579
Ferrovial SE	263,484	10,569,982
GSK PLC	2,093,106	37,798,513
Haleon PLC	3,920,038	18,839,961
Holcim AG	263,194	25,930,804
James Hardie Industries PLC CDI (a)	217,857	6,948,168
Monday.com Ltd. (a)	18,852	5,540,037
Nestle SA (Reg. S)	1,323,011	125,014,807
QIAGEN NV (Germany)	112,025	4,758,445
Roche Holding AG:
(Bearer)	16,163	5,487,802
(participation certificate)	354,770	109,944,469
Sanofi SA	575,523	60,821,169
Schneider Electric SA	276,107	71,525,175
Shell PLC (London)	3,181,999	106,238,420
Stellantis NV (Italy)	1,068,604	14,641,263
Swiss Re Ltd.	152,309	19,515,941
Tenaris SA	238,453	3,928,626
TOTAL UNITED STATES OF AMERICA		766,021,738
TOTAL COMMON STOCKS (Cost $6,724,965,151)		8,333,295,781

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	29,758	2,186,544
Dr. Ing. h.c. F. Porsche AG Series F (d)	57,503	4,045,936
Henkel AG & Co. KGaA	85,468	7,398,379
Porsche Automobil Holding SE (Germany)	77,323	3,212,250
Sartorius AG (non-vtg.)	13,234	3,421,759
Volkswagen AG	104,127	10,106,860

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,526,223)		30,371,728

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $3,470,302)	3,480,000	3,471,083

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (h)	42,585,927	42,594,444
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	34,480,084	34,483,532
TOTAL MONEY MARKET FUNDS (Cost $77,077,976)		77,077,976

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $6,842,039,652)	8,444,216,568
NET OTHER ASSETS (LIABILITIES) - 1.0%	82,710,415
NET ASSETS - 100.0%	8,526,926,983

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,381	Dec 2024	162,281,310	(2,780,443)	(2,780,443)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,869,203 or 1.3% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,994,308.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	38,217,789	2,502,897,362	2,498,520,950	5,756,627	243	-	42,594,444	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	21,059,609	205,522,314	192,098,391	193,338	-	-	34,483,532	0.1%
Total	59,277,398	2,708,419,676	2,690,619,341	5,949,965	243	-	77,077,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	367,337,063	97,686,003	269,651,060	-
Consumer Discretionary	906,395,943	242,427,625	663,968,318	-
Consumer Staples	716,245,333	121,127,643	595,117,690	-
Energy	310,294,976	10,485,490	299,809,486	-
Financials	1,765,990,142	473,747,703	1,292,242,439	-
Health Care	1,114,642,272	200,020,705	914,621,566	1
Industrials	1,466,409,833	429,580,494	1,036,829,339	-
Information Technology	710,507,502	218,027,476	492,480,026	-
Materials	544,929,576	174,712,059	370,217,517	-
Real Estate	178,734,481	50,848,237	127,886,244	-
Utilities	282,180,388	135,993,773	146,186,615	-

Government Obligations	3,471,083	-	3,471,083	-

Money Market Funds	77,077,976	77,077,976	-	-
Total Investments in Securities:	8,444,216,568	2,231,735,184	6,212,481,383	1
Derivative Instruments: Liabilities
Futures Contracts	(2,780,443)	(2,780,443)	-	-
Total Liabilities	(2,780,443)	(2,780,443)	-	-
Total Derivative Instruments:	(2,780,443)	(2,780,443)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,780,443)
Total Equity Risk	0	(2,780,443)
Total Value of Derivatives	0	(2,780,443)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $32,223,587) - See accompanying schedule:
Unaffiliated issuers (cost $6,764,961,676)	$8,367,138,592
Fidelity Central Funds (cost $77,077,976)	77,077,976

Total Investment in Securities (cost $6,842,039,652)		$8,444,216,568
Foreign currency held at value (cost $4,838,170)		4,790,760
Receivable for fund shares sold		71,195,277
Dividends receivable		21,438,521
Reclaims receivable		23,263,797
Distributions receivable from Fidelity Central Funds		175,182
Prepaid expenses		9,771
Receivable from investment adviser for expense reductions		102,930
Total assets		8,565,192,806
Liabilities
Payable for investments purchased on a delayed delivery basis	$77,864
Payable for fund shares redeemed	2,632,975
Accrued management fee	253,868
Payable for daily variation margin on futures contracts	467,867
Other payables and accrued expenses	349,717
Collateral on securities loaned	34,483,532
Total liabilities		38,265,823
Net Assets		$8,526,926,983
Net Assets consist of:
Paid in capital		$7,818,746,989
Total accumulated earnings (loss)		708,179,994
Net Assets		$8,526,926,983
Net Asset Value, offering price and redemption price per share ($8,526,926,983 ÷ 586,697,272 shares)		$14.53
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$233,389,241
Interest		318,672
Income from Fidelity Central Funds (including $193,338 from security lending)		5,949,965
Income before foreign taxes withheld		$239,657,878
Less foreign taxes withheld		(13,955,424)
Total income		225,702,454
Expenses
Management fee	$2,598,054
Custodian fees and expenses	743,766
Independent trustees' fees and expenses	18,736
Registration fees	51,750
Audit fees	86,206
Legal	6,887
Miscellaneous	24,233
Total expenses before reductions	3,529,632
Expense reductions	(908,503)
Total expenses after reductions		2,621,129
Net Investment income (loss)		223,081,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,364,882)
Fidelity Central Funds	243
Foreign currency transactions	(2,128,874)
Futures contracts	32,958,753
Total net realized gain (loss)		1,465,240
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,004,927,413
Assets and liabilities in foreign currencies	(49,352)
Futures contracts	(512,074)
Total change in net unrealized appreciation (depreciation)		1,004,365,987
Net gain (loss)		1,005,831,227
Net increase (decrease) in net assets resulting from operations		$1,228,912,552
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,081,325	$118,233,131
Net realized gain (loss)	1,465,240	5,289,032
Change in net unrealized appreciation (depreciation)	1,004,365,987	212,273,737
Net increase (decrease) in net assets resulting from operations	1,228,912,552	335,795,900
Distributions to shareholders	(133,160,875)	(99,352,487)

Share transactions
Proceeds from sales of shares	3,474,808,836	2,215,904,081
Reinvestment of distributions	131,710,052	98,336,677
Cost of shares redeemed	(856,115,640)	(1,038,838,311)

Net increase (decrease) in net assets resulting from share transactions	2,750,403,248	1,275,402,447
Total increase (decrease) in net assets	3,846,154,925	1,511,845,860

Net Assets
Beginning of period	4,680,772,058	3,168,926,198
End of period	$8,526,926,983	$4,680,772,058

Other Information
Shares
Sold	251,766,102	171,776,026
Issued in reinvestment of distributions	9,932,885	8,419,236
Redeemed	(60,378,118)	(86,009,290)
Net increase (decrease)	201,320,869	94,185,972

Financial Highlights
Fidelity® SAI International Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$10.88	$14.52	$11.04	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.43	.39	.42	.37	.28
Net realized and unrealized gain (loss)	2.25	1.27	(3.68)	3.36	(1.04)
Total from investment operations	2.68	1.66	(3.26)	3.73	(.76)
Distributions from net investment income	(.30)	(.39)	(.38)	(.25)	(.39)
Total distributions	(.30)	(.39)	(.38)	(.25)	(.39)
Net asset value, end of period	$14.53	$12.15	$10.88	$14.52	$11.04
Total Return C	22.26%	15.43%	(23.00)%	34.09%	(6.51)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.06%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	3.00%	3.12%	3.28%	2.66%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$8,526,927	$4,680,772	$3,168,926	$6,252,147	$3,657,921
Portfolio turnover rate F	4%	18%	20%	10%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,924,146,849
Gross unrealized depreciation	(400,042,453)
Net unrealized appreciation (depreciation)	$1,524,104,396
Tax Cost	$6,920,112,172

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$223,918,087
Capital loss carryforward	$(1,038,847,014)
Net unrealized appreciation (depreciation) on securities and other investments	$1,523,108,921

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(452,670,517)
Long-term	(586,176,497)
Total capital loss carryforward	$(1,038,847,014)

Due to large subscriptions in the period, approximately $906,676,509 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $249,916,389 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$133,160,875	$ 99,352,487

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	3,041,531,620	257,223,894
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Index Fund	11,155
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Index Fund	20,903	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $908,465.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $38.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Index Fund	47%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Index Fund	55%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 17, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $4,837,715 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 89.82% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3027 and $0.0157 for the dividend paid December 18, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.035% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9879602.108
SV7-ANN-1224
Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® International Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	22,326	408,757
ANZ Group Holdings Ltd.	280,705	5,720,912
APA Group unit	120,055	549,702
Aristocrat Leisure Ltd.	52,986	2,132,138
ASX Ltd.	18,043	768,398
BHP Group Ltd.	473,248	13,148,050
BlueScope Steel Ltd.	41,179	547,202
Brambles Ltd.	129,932	1,564,384
CAR Group Ltd.	33,715	830,435
Cochlear Ltd.	6,124	1,133,788
Coles Group Ltd.	124,998	1,442,664
Commonwealth Bank of Australia	156,145	14,564,332
Computershare Ltd.	49,392	853,862
Dexus unit unit	100,827	473,205
Endeavour Group Ltd.	142,789	439,235
Fortescue Ltd.	158,013	1,978,773
Glencore PLC	968,031	5,076,975
Goodman Group unit	159,376	3,805,818
Insurance Australia Group Ltd.	221,466	1,087,499
Macquarie Group Ltd.	33,831	5,120,199
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	4
Medibank Private Ltd.	257,429	605,005
Mineral Resources Ltd.	16,510	424,264
Mirvac Group unit	368,644	515,341
National Australia Bank Ltd.	288,553	7,313,413
Northern Star Resources Ltd.	107,396	1,246,265
Orica Ltd.	45,093	512,210
Origin Energy Ltd.	160,910	1,016,001
Pilbara Minerals Ltd. (a)(b)	267,015	494,562
Pro Medicus Ltd.	5,367	679,866
Qantas Airways Ltd. (a)	73,572	389,526
QBE Insurance Group Ltd.	140,197	1,582,841
Ramsay Health Care Ltd.	17,124	450,389
REA Group Ltd.	4,918	727,053
Reece Ltd.	21,141	315,014
Rio Tinto Ltd.	34,634	2,719,377
Rio Tinto PLC	105,218	6,800,032
Santos Ltd.	303,039	1,348,179
Scentre Group unit	482,007	1,105,082
SEEK Ltd.	33,348	541,779
Seven Group Holdings Ltd.	18,979	517,086
Sonic Healthcare Ltd.	42,504	748,935
South32 Ltd.	420,941	1,009,482
Stockland Corp. Ltd. unit	222,913	753,808
Suncorp Group Ltd.	118,743	1,392,886
Telstra Group Ltd.	377,991	946,272
The GPT Group	178,203	552,096
The Lottery Corp. Ltd.	206,374	674,324
Transurban Group unit	288,585	2,405,052
Treasury Wine Estates Ltd.	75,720	562,172
Vicinity Centres unit	360,490	512,480
Washington H. Soul Pattinson & Co. Ltd.	21,734	476,263
Wesfarmers Ltd.	105,861	4,656,942
Westpac Banking Corp.	323,025	6,784,108
WiseTech Global Ltd.	15,562	1,194,822
Woodside Energy Group Ltd.	177,172	2,788,414
Woolworths Group Ltd.	113,979	2,235,493
TOTAL AUSTRALIA		118,643,166
Austria - 0.1%
Erste Group Bank AG	31,404	1,767,423
Mondi PLC	2,793	44,932
Mondi PLC	38,423	621,784
OMV AG	13,671	566,571
Verbund AG	6,344	518,932
Voestalpine AG	10,151	210,345
TOTAL AUSTRIA		3,729,987
Belgium - 0.5%
Ageas	14,953	778,774
Anheuser-Busch InBev SA NV	83,742	4,965,182
D'ieteren Group	2,011	434,212
Elia Group SA/NV	2,763	262,526
Groupe Bruxelles Lambert SA	7,729	556,558
KBC Group NV	21,399	1,552,095
Lotus Bakeries SA	38	496,841
Sofina SA	1,455	355,469
Syensqo SA	6,922	534,814
UCB SA	11,795	2,268,346
Warehouses de Pauw	16,929	401,805
TOTAL BELGIUM		12,606,622
Brazil - 1.5%
Ambev SA	442,600	967,750
Atacadao SA	56,900	73,722
B3 SA - Brasil Bolsa Balcao	517,900	951,426
Banco Bradesco SA	153,968	339,316
Banco Bradesco SA (PN)	491,095	1,220,750
Banco BTG Pactual SA unit	109,700	617,109
Banco do Brasil SA	158,400	721,457
BB Seguridade Participacoes SA	65,600	388,886
BRF SA (a)	55,700	252,731
Caixa Seguridade Participacoes	55,200	137,501
CCR SA	98,800	209,362
Centrais Eletricas Brasileiras SA (Electrobras)	107,600	706,736
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	26,655	194,625
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	41,200	656,247
Companhia Energetica de Minas Gerais (CEMIG) (PN)	169,786	333,939
Companhia Paranaense de Energia-COPEL (PN-B)	101,900	172,921
Companhia Siderurgica Nacional SA (CSN)	62,700	127,658
Cosan SA	115,008	235,153
CPFL Energia SA	21,300	120,743
Embraer SA (a)	65,700	550,976
Energisa SA unit	22,200	165,706
ENGIE Brasil Energia SA	19,250	138,092
Equatorial Energia SA	113,052	628,143
Gerdau SA	129,846	411,040
Hapvida Participacoes e Investimentos SA (a)(c)	461,473	280,992
Hypera SA	35,600	136,096
Inter & Co., Inc. Class A (b)	23,076	151,379
Itau Unibanco Holding SA	451,650	2,736,042
Itausa SA	501,961	921,276
Klabin SA unit	74,980	270,560
Localiza Rent a Car SA	85,711	623,013
Natura & Co. Holding SA	83,993	199,198
Nu Holdings Ltd. Class A (a)	276,720	4,175,705
PagSeguro Digital Ltd. (a)	18,925	152,157
Petroleo Brasileiro SA - Petrobras:
(ON)	352,944	2,384,749
(PN) (non-vtg.)	411,600	2,556,792
PRIO SA	75,000	531,665
Raia Drogasil SA	120,324	506,614
Rede D'Oregon Sao Luiz SA (c)	75,361	382,743
Rumo SA	121,500	418,248
Sendas Distribuidora SA (a)	122,300	158,458
StoneCo Ltd. Class A (a)	23,458	260,384
Suzano SA	72,522	749,821
Telefonica Brasil SA	39,000	355,128
TIM SA	80,700	231,453
Totvs SA	51,000	263,253
Ultrapar Participacoes SA	66,900	241,751
Vale SA	317,626	3,409,827
Vibra Energia SA	92,778	358,054
Weg SA	156,660	1,466,359
Wheaton Precious Metals Corp.	42,341	2,796,175
XP, Inc. Class A	34,620	604,465
Yara International ASA	15,501	466,149
TOTAL BRAZIL		38,110,495
Burkina Faso - 0.0%
Endeavour Mining PLC	16,961	379,451
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	46,515	4,014,919
Air Canada (a)	16,332	221,342
Alimentation Couche-Tard, Inc. (multi-vtg.)	71,409	3,723,925
AltaGas Ltd.	27,851	665,496
ARC Resources Ltd.	55,626	921,274
Bank of Montreal	68,044	6,200,612
Bank of Nova Scotia	114,716	5,906,554
Barrick Gold Corp. (Canada)	163,936	3,168,397
BCE, Inc.	6,667	214,947
Brookfield Asset Management Ltd. Class A	33,130	1,757,685
Brookfield Corp. (Canada) Class A	126,950	6,731,582
CAE, Inc. (a)	29,740	523,310
Cameco Corp.	40,563	2,119,700
Canadian Apartment Properties (REIT) unit	7,527	250,783
Canadian Imperial Bank of Commerce	87,998	5,505,445
Canadian National Railway Co.	50,107	5,410,700
Canadian Natural Resources Ltd.	198,552	6,752,208
Canadian Pacific Kansas City Ltd.	86,971	6,709,200
Canadian Tire Ltd. Class A (non-vtg.)	4,842	515,272
Canadian Utilities Ltd. Class A (non-vtg.)	12,496	319,950
CCL Industries, Inc. Class B	14,060	820,162
Cenovus Energy, Inc. (Canada)	129,915	2,089,128
CGI, Inc. Class A (sub. vtg.)	19,023	2,107,306
Constellation Software, Inc.	1,879	5,666,676
Constellation Software, Inc. warrants 3/31/40 (a)(d)	1,367	0
Descartes Systems Group, Inc. (Canada) (a)	7,990	830,074
Dollarama, Inc.	26,472	2,754,715
Element Fleet Management Corp.	37,818	773,825
Emera, Inc.	26,935	1,017,547
Empire Co. Ltd. Class A (non-vtg.)	12,624	364,209
Enbridge, Inc.	203,150	8,205,664
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,932	2,400,864
FirstService Corp.	3,781	700,070
Fortis, Inc.	46,036	1,991,416
Franco-Nevada Corp.	17,962	2,384,269
George Weston Ltd.	5,582	885,399
Gildan Activewear, Inc.	13,931	681,767
Great-West Lifeco, Inc.	26,147	877,357
Hydro One Ltd. (c)	30,800	991,679
iA Financial Corp., Inc.	8,844	720,554
IGM Financial, Inc.	7,603	228,415
Imperial Oil Ltd.	17,497	1,305,662
Intact Financial Corp.	16,643	3,178,349
Ivanhoe Mines Ltd. (a)	63,138	834,826
Keyera Corp.	21,355	655,826
Kinross Gold Corp.	114,296	1,153,344
Loblaw Companies Ltd.	14,269	1,804,083
Magna International, Inc. (sub. vtg.)	25,492	1,006,425
Manulife Financial Corp.	166,463	4,862,319
MEG Energy Corp.	25,620	468,294
Metro, Inc.	20,008	1,188,251
National Bank of Canada	31,660	3,019,678
Nutrien Ltd.	46,174	2,201,668
Onex Corp. (sub. vtg.)	6,103	439,288
Open Text Corp.	24,891	746,542
Pan American Silver Corp.	33,901	792,772
Parkland Corp.	13,159	306,210
Pembina Pipeline Corp.	54,115	2,263,941
Power Corp. of Canada (sub. vtg.)	52,657	1,664,405
Quebecor, Inc. Class B (sub. vtg.)	14,864	370,119
RB Global, Inc.	17,146	1,452,952
Restaurant Brands International, Inc.	25,141	1,748,594
Restaurant Brands International, Inc.	2,900	201,695
Rogers Communications, Inc. Class B (non-vtg.)	33,528	1,217,733
Royal Bank of Canada	132,036	15,968,357
Saputo, Inc.	23,732	452,704
Shopify, Inc. Class A (a)	112,863	8,828,986
Stantec, Inc.	10,586	858,680
Sun Life Financial, Inc.	53,954	2,991,524
Suncor Energy, Inc.	119,050	4,494,034
TC Energy Corp.	96,813	4,502,898
Teck Resources Ltd. Class B (sub. vtg.)	42,961	1,998,789
TELUS Corp.	45,950	726,369
TFI International, Inc. (Canada)	7,459	998,194
The Toronto-Dominion Bank	163,057	9,013,895
Thomson Reuters Corp.	14,684	2,403,584
TMX Group Ltd.	25,719	803,332
Toromont Industries Ltd.	7,613	672,531
Tourmaline Oil Corp.	32,804	1,512,327
West Fraser Timber Co. Ltd.	5,158	465,844
WSP Global, Inc.	11,635	2,079,651
TOTAL CANADA		189,779,072
Chile - 0.2%
Antofagasta PLC	36,714	819,944
Banco de Chile	4,203,276	489,658
Banco de Credito e Inversiones	8,362	245,271
Banco Santander Chile	6,247,511	310,225
Cencosud SA	119,300	247,430
Empresas CMPC SA	105,401	167,844
Empresas COPEC SA	36,269	228,987
Enel Americas SA	2,030,971	190,228
Enel Chile SA	2,461,434	130,622
Falabella SA (a)	81,504	292,557
LATAM Airlines Group SA	13,836,898	185,083
Lundin Mining Corp.	61,558	598,625
Sociedad Quimica y Minera de Chile SA (PN-B)	13,449	517,595
TOTAL CHILE		4,424,069
China - 8.3%
360 Security Technology, Inc. (A Shares)	34,900	47,413
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	13,600	31,180
AAC Technology Holdings, Inc.	66,000	266,574
Accelink Technologies Co. Ltd. (A Shares)	4,200	26,833
ACM Research Shanghai, Inc. (A Shares)	1,252	18,765
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	3,634	98,123
AECC Aero-Engine Control Co. Ltd. (A Shares)	7,300	24,584
AECC Aviation Power Co. Ltd.	14,300	85,939
Agricultural Bank of China Ltd.:
(A Shares)	503,900	335,047
(H Shares)	2,608,000	1,281,432
Aier Eye Hospital Group Co. Ltd. (A Shares)	52,495	106,762
Air China Ltd.:
(A Shares) (a)	33,600	34,643
(H Shares) (a)	58,000	32,644
Airtac International Group	13,278	368,731
Akeso, Inc. (a)(c)	56,000	451,357
Alibaba Group Holding Ltd.	1,418,844	17,355,747
Alibaba Health Information Technology Ltd. (a)	522,000	263,985
Aluminum Corp. of China Ltd.:
(A shares)	106,100	113,603
(H Shares)	318,000	202,614
Amlogic Shanghai Co. Ltd. (A Shares)	2,262	22,104
Angel Yeast Co. Ltd. (A Shares)	3,600	18,422
Anhui Conch Cement Co. Ltd.:
(A Shares)	14,900	56,016
(H Shares)	123,500	358,748
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	1,300	34,481
(B Shares)	12,300	188,323
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	12,200	70,188
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	12,527
Anhui Yingjia Distillery Co. Ltd. (A Shares)	3,600	30,437
Anjoy Foods Group Co. Ltd. (A Shares)	1,600	19,269
Anker Innovations Technology Co. Ltd. (A Shares)	3,110	35,041
Anta Sports Products Ltd.	118,800	1,267,975
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,760	20,545
Autobio Diagnostics Co. Ltd.	3,300	20,868
Autohome, Inc. ADR Class A	6,285	176,609
Avary Holding Shenzhen Co. Ltd. (A Shares)	11,800	62,096
AviChina Industry & Technology Co. Ltd. (H Shares)	249,000	133,746
Avicopter PLC (A Shares)	3,500	20,659
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	34,900	40,476
Baidu, Inc. Class A (a)	212,692	2,426,992
Bank of Beijing Co. Ltd. (A Shares)	200,100	158,989
Bank of Changsha Co. Ltd. (A Shares)	20,100	24,086
Bank of Chengdu Co. Ltd. (A Shares)	19,800	42,890
Bank of China Ltd.:
(A Shares)	495,300	335,546
(H Shares)	6,974,000	3,310,069
Bank of Communications Co. Ltd.:
(A Shares)	182,400	182,334
(H Shares)	869,000	658,168
Bank of Hangzhou Co. Ltd. (A Shares)	31,400	61,173
Bank of Jiangsu Co. Ltd. (A Shares)	96,460	119,493
Bank of Nanjing Co. Ltd. (A Shares)	52,100	75,097
Bank of Ningbo Co. Ltd. (A Shares)	37,780	135,783
Bank of Shanghai Co. Ltd. (A Shares)	70,918	77,287
Bank of Suzhou Co. Ltd.	15,800	16,962
Baoshan Iron & Steel Co. Ltd. (A Shares)	116,500	106,876
BeiGene Ltd. (a)	64,677	1,018,634
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	16,171
Beijing Enterprises Holdings Ltd.	48,000	157,265
Beijing Enterprises Water Group Ltd.	378,000	112,545
Beijing Kingsoft Office Software, Inc. (A Shares)	2,593	93,712
Beijing New Building Materials PLC (A Shares)	9,000	39,446
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	5,800	11,903
Beijing Roborock Technology Co. Ltd. (A Shares)	1,022	33,876
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	11,400	34,481
Beijing Tongrentang Co. Ltd. (A Shares)	6,300	35,066
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	5,356	53,671
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	16,281
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	284,000	216,651
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	3,980	27,112
Bilibili, Inc. Class Z (a)	21,666	478,690
Bloomage Biotechnology Corp. Ltd. (A Shares)	2,867	24,208
BOC Aviation Ltd. Class A (c)	19,600	152,018
BOC Hong Kong (Holdings) Ltd.	343,500	1,121,435
BOC International China Co. Ltd.	17,200	28,014
BOE Technology Group Co. Ltd. (A Shares)	217,500	142,704
Bosideng International Holdings Ltd.	362,000	202,990
By-Health Co. Ltd. (A Shares)	8,700	15,560
BYD Co. Ltd.:
(A Shares)	12,800	527,234
(H Shares)	94,000	3,395,150
BYD Electronic International Co. Ltd.	73,000	312,836
C&D International Investment Group Ltd.	64,922	122,852
Caitong Securities Co. Ltd.	22,200	25,795
Cambricon Technologies Corp. Ltd. (A Shares) (a)	2,337	148,783
Cathay Biotech, Inc. (A Shares)	2,616	17,322
CGN Power Co. Ltd.:
(A Shares)	71,600	40,585
(H Shares) (c)	1,010,000	363,033
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,800	26,376
Changjiang Securities Co. Ltd. (A Shares)	27,600	27,401
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,400	26,992
Chaozhou Three-Circle Group Co. (A Shares)	11,700	61,078
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	10,500	27,781
China CITIC Bank Corp. Ltd.:
(A Shares)	79,900	73,395
(H Shares)	719,000	448,114
China Coal Energy Co. Ltd. (H Shares)	192,000	239,516
China Communications Services Corp. Ltd. (H Shares)	210,000	112,822
China Construction Bank Corp.:
(A Shares)	291,400	324,893
(H Shares)	8,639,000	6,705,908
China CSSC Holdings Ltd. (A Shares)	24,300	125,415
China Eastern Airlines Corp. Ltd. (A Shares) (a)	82,200	44,371
China Energy Engineering Corp. Ltd. (A Shares)	251,700	82,773
China Everbright Bank Co. Ltd.:
(A Shares)	99,400	48,204
(H Shares)	503,000	170,024
China Feihe Ltd. (c)	340,000	256,613
China Galaxy Securities Co. Ltd.:
(A Shares)	31,200	63,850
(H Shares)	352,000	313,343
China Gas Holdings Ltd.	246,800	211,940
China Great Wall Securities Co. Ltd. (A Shares)	14,800	17,766
China Greatwall Technology Group Co. Ltd. (A Shares) (a)	20,200	44,926
China Hongqiao Group Ltd.	271,000	435,414
China International Capital Corp. Ltd.	2,100	10,452
China International Capital Corp. Ltd. (H Shares) (c)	182,400	329,652
China Jushi Co. Ltd. (A Shares)	19,415	30,841
China Life Insurance Co. Ltd.:
(A Shares)	8,900	52,389
(H Shares)	716,000	1,517,736
China Literature Ltd. (a)(c)	39,800	143,701
China Longyuan Power Grid Corp. Ltd. (H Shares)	298,000	264,984
China Mengniu Dairy Co. Ltd.	297,000	665,120
China Merchants Bank Co. Ltd.:
(A Shares)	104,300	548,024
(H Shares)	376,000	1,839,967
China Merchants Energy Shipping Co. Ltd. (A Shares)	40,500	38,244
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	31,600	51,601
China Merchants Holdings International Co. Ltd.	113,219	186,190
China Merchants Securities Co. Ltd. (A Shares)	41,250	111,563
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	52,400	83,254
China Minmetals Rare Earth Co. Ltd. (A Shares)	6,400	27,279
China Minsheng Banking Corp. Ltd.:
(A Shares)	45,200	24,009
(H Shares)	788,900	293,012
China National Building Materials Co. Ltd. (H Shares)	419,000	178,260
China National Chemical Engineering Co. Ltd. (A Shares)	31,300	35,581
China National Medicines Corp. Ltd. (A Shares)	2,700	11,990
China National Nuclear Power Co. Ltd. (A Shares)	106,100	149,856
China National Software & Service Co. Ltd. (A Shares) (a)	5,780	36,875
China Northern Rare Earth Group High-Tech Co. Ltd.	20,800	62,596
China Oilfield Services Ltd. (H Shares)	166,000	155,321
China Overseas Land and Investment Ltd.	357,500	683,117
China Pacific Insurance (Group) Co. Ltd.	33,300	172,265
China Pacific Insurance (Group) Co. Ltd. (H Shares)	254,000	882,105
China Petroleum & Chemical Corp.:
(A Shares)	183,700	159,570
(H Shares)	2,264,000	1,275,290
China Power International Development Ltd.	395,805	169,919
China Railway Group Ltd.:
(A Shares)	102,100	91,997
(H Shares)	422,000	210,586
China Railway Signal & Communications Corp. (A Shares)	44,331	39,089
China Resource Gas Group Ltd.	85,500	329,656
China Resources Beer Holdings Co. Ltd.	149,500	553,792
China Resources Land Ltd.	302,000	1,006,698
China Resources Microelectronics Ltd. (A Shares)	7,782	55,037
China Resources Mixc Lifestyle Services Ltd. (c)	64,200	264,852
China Resources Pharmaceutical Group Ltd. (c)	186,000	131,563
China Resources Power Holdings Co. Ltd.	178,000	428,179
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	6,760	42,796
China Ruyi Holdings Ltd. (a)	584,000	143,401
China Shenhua Energy Co. Ltd.:
(A Shares)	38,900	218,872
(H Shares)	320,500	1,387,741
China Southern Airlines Ltd.:
(A Shares) (a)	11,600	10,052
(H Shares) (a)	112,000	48,954
China State Construction Engineering Corp. Ltd. (A Shares)	243,600	206,253
China State Construction International Holdings Ltd.	184,000	270,065
China Taiping Insurance Group Ltd.	131,800	227,019
China Three Gorges Renewables Group Co. Ltd. (A Shares)	159,400	106,518
China Tourism Group Duty Free Corp. Ltd. (A Shares)	11,000	104,906
China Tower Corp. Ltd. (H Shares) (c)	4,140,000	558,615
China United Network Communications Ltd. (A Shares)	192,000	134,606
China Vanke Co. Ltd.:
(A Shares) (a)	32,600	42,611
(H Shares) (a)(b)	234,100	222,878
China XD Electric Co. Ltd. (A Shares)	25,600	29,707
China Yangtze Power Co. Ltd. (A Shares)	137,200	531,716
China Zheshang Bank Co. Ltd.	109,300	43,620
Chongqing Brewery Co. Ltd. (A Shares)	2,800	22,860
Chongqing Changan Automobile Co. Ltd. (A Shares)	46,588	86,689
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	63,000	34,167
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	13,950	55,667
Chow Tai Fook Jewellery Group Ltd.	191,000	180,906
CITIC Pacific Ltd.	541,000	635,464
CITIC Pacific Special Steel Group Co. Ltd.	17,600	29,958
CITIC Securities Co. Ltd.:
(A Shares)	53,525	211,132
(H Shares)	168,725	465,992
Cmoc Group Ltd.:
(A Shares)	65,000	68,976
(H Shares)	399,000	330,278
CNGR Advanced Material Co. Ltd.	4,620	24,905
CNOOC Energy Technology & Services Ltd. (A Shares)	33,900	20,788
CNPC Capital Co. Ltd. (A Shares)	49,300	61,258
Contemporary Amperex Technology Co. Ltd.	25,380	880,553
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	14,116
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	62,000	114,080
(H Shares)	54,000	51,682
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	59,870	122,595
(H Shares)	285,550	422,881
CRRC Corp. Ltd.:
(A Shares)	137,300	160,413
(H Shares)	442,000	286,093
CSC Financial Co. Ltd. (A Shares)	22,900	81,827
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	7,520	27,009
CSPC Pharmaceutical Group Ltd.	783,760	580,244
Daqin Railway Co. Ltd. (A Shares)	161,400	147,718
Datang International Power Generation Co. Ltd. (A Shares)	63,300	26,225
Dong-E-E-Jiao Co. Ltd. (A Shares)	3,400	28,151
Dongfang Electric Corp. Ltd. (A Shares)	16,800	37,222
Dongxing Securities Co. Ltd. (A Shares)	15,200	23,496
East Money Information Co. Ltd. (A Shares)	88,340	287,517
Eastroc Beverage Group Co. Ltd. (A Shares)	2,210	65,807
Ecovacs Robotics Co. Ltd. Class A	3,500	25,657
Empyrean Technology Co. Ltd. (A Shares)	2,600	36,501
ENN Energy Holdings Ltd.	73,800	519,943
ENN Natural Gas Co. Ltd. (A Shares)	13,300	34,296
Eoptolink Technology, Inc. Ltd. (A Shares)	3,700	67,059
Eve Energy Co. Ltd. (A shares)	10,771	73,502
Everbright Securities Co. Ltd. (A Shares)	18,900	46,009
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	54,746	19,411
Far East Horizon Ltd.	181,000	126,336
FAW Jiefang Group Co. Ltd. (A Shares)	12,800	15,500
Flat Glass Group Co. Ltd.	2,000	4,076
Flat Glass Group Co. Ltd. (A Shares)	10,000	40,426
Focus Media Information Technology Co. Ltd. (A Shares)	71,800	72,757
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	25,892	159,346
Fosun International Ltd.	231,500	131,432
Founder Securities Co. Ltd. (A Shares)	44,500	54,095
Foxconn Industrial Internet Co. Ltd. (A Shares)	72,100	241,731
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	6,700	53,591
(H Shares) (c)	61,600	435,734
GalaxyCore, Inc. (A Shares)	10,259	22,204
Ganfeng Lithium Group Co. Ltd. (A Shares)	9,760	46,570
GCL Technology Holdings Ltd. (a)	2,036,000	449,564
GD Power Development Co. Ltd. (A Shares)	92,000	62,563
Geely Automobile Holdings Ltd.	560,000	984,424
GEM Co. Ltd. (A Shares)	24,900	24,404
Genscript Biotech Corp. (a)	106,000	162,135
GF Securities Co. Ltd.:
(A Shares)	27,300	62,118
(H Shares)	28,000	39,777
Giant Biogene Holding Co. Ltd. (c)	28,400	192,619
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	3,240	40,875
Ginlong Technologies Co. Ltd. (A Shares)	2,650	26,891
GoerTek, Inc. (A Shares)	19,800	64,979
Goldwind Science & Technology Co. Ltd. (H Shares)	33,616	28,555
Goneo Group Co. Ltd. (A Shares)	2,900	29,703
Gotion High-tech Co. Ltd. (A Shares)	8,400	26,826
Great Wall Motor Co. Ltd.:
(A Shares)	19,300	71,041
(H Shares)	204,000	324,397
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	14,400	88,071
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	18,834
Guangdong Haid Group Co. Ltd. (A Shares)	8,000	49,330
Guangdong Investment Ltd.	270,000	171,876
Guanghui Energy Co. Ltd. (A Shares)	30,500	32,726
Guangzhou Automobile Group Co. Ltd.	37,700	42,327
Guangzhou Automobile Group Co. Ltd. (H Shares) (b)	226,000	79,221
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	8,900	12,120
Guangzhou Baiyunshan Pharma Health (A Shares)	7,200	28,270
Guangzhou Haige Communications Group (A Shares)	11,300	17,959
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	11,760	31,294
Guolian Securities Co. Ltd.	11,900	20,566
Guosen Securities Co. Ltd. (A Shares)	53,100	86,087
Guotai Junan Securities Co. Ltd. (H Shares) (b)(c)	88,800	130,100
Guoyuan Securities Co. Ltd. (A Shares)	23,710	28,218
H World Group Ltd. ADR	18,997	697,000
Haidilao International Holding Ltd. (c)	155,000	312,623
Haier Smart Home Co. Ltd.	229,800	833,996
Haier Smart Home Co. Ltd. (A Shares)	33,800	138,858
Hainan Airlines Co. Ltd. (A Shares) (a)	205,600	39,952
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	62,700	31,044
Haitian International Holdings Ltd.	59,000	163,193
Haitong Securities Co. Ltd.:
(A Shares)	8,400	13,914
(H Shares)	380,800	317,170
Hangzhou First Applied Material Co. Ltd. (A Shares)	14,582	38,265
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	5,400	21,741
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	10,200	44,343
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	2,300	20,344
Hansoh Pharmaceutical Group Co. Ltd. (c)	110,000	256,471
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	7,800	22,675
Heilongjiang Agriculture Co. Ltd. (A Shares)	10,400	22,641
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	11,600	29,116
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	17,100	59,817
Hengan International Group Co. Ltd.	56,500	166,837
Hengli Petrochemical Co. Ltd. (A Shares)	35,600	68,731
Hengtong Optic-electric Co. Ltd. (A Shares)	13,900	33,835
Hengyi Petrochemical Co. Ltd. (A Shares)	20,200	18,127
Hisense Electric Co. Ltd. (A Shares)	7,700	24,137
Hisense Home Appliances Group Co. Ltd.:
(A Shares)	10,900	42,941
(H Shares)	25,000	79,207
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	3,000	86,493
HLA Group Corp. Ltd. (A Shares)	26,800	21,438
Hoshine Silicon Industry Co. Ltd. (A Shares)	4,200	34,875
Hua Hong Semiconductor Ltd. (c)	63,000	176,205
Huadian Power International Corp. Ltd.:
(A Shares)	23,100	18,722
(H Shares)	26,000	12,918
Huadong Medicine Co. Ltd. (A Shares)	9,600	44,568
Huafon Chemical Co. Ltd. (A Shares) (d)	22,600	25,749
Huagong Tech Co. Ltd. (A Shares)	6,700	36,950
Huaibei Mining Holdings Co. Ltd. (A Shares)	16,300	35,422
Hualan Biological Engineer, Inc. (A Shares)	7,410	17,166
Huaneng Lancang River Hydropower, Inc. (A Shares)	30,400	41,624
Huaneng Power International, Inc.:
(A Shares)	61,600	62,824
(H Shares)	372,000	199,317
Huatai Securities Co. Ltd.:
(A Shares)	26,000	64,408
(H Shares) (c)	140,400	237,651
Huaxia Bank Co. Ltd. (A Shares)	67,600	67,161
Huayu Automotive Systems Co. Ltd. (A Shares)	14,200	30,117
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	5,500	23,336
Huizhou Desay SV Automotive Co. Ltd.	2,900	49,557
Humanwell Healthcare Group Co. Ltd. (A Shares)	8,000	24,211
Hunan Valin Steel Co. Ltd. (A Shares)	31,000	20,442
Hundsun Technologies, Inc. (A Shares)	9,408	35,374
Hwatsing Technology Co. Ltd. (A Shares)	1,107	29,931
Hygon Information Technology Co. Ltd. (A Shares)	12,824	231,200
IEIT Systems Co. Ltd. (A Shares)	7,145	46,699
iFlytek Co. Ltd. (A Shares)	13,100	84,349
IMEIK Technology Development Co. Ltd. (A Shares)	1,800	53,762
Industrial & Commercial Bank of China Ltd.:
(A Shares)	847,100	719,460
(H Shares)	5,734,000	3,439,578
Industrial Bank Co. Ltd. (A Shares)	151,700	389,812
Industrial Securities Co. Ltd. (A Shares)	38,270	35,116
Ingenic Semiconductor Co. Ltd. (A Shares)	3,000	30,687
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	35,600	139,859
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	231,700	55,654
Inner Mongolia Dian Tou Energy Corp. Ltd.	10,700	30,208
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	41,800	24,995
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	114,600	265,668
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	23,400	22,204
Innovent Biologics, Inc. (a)(c)	114,000	495,578
iQIYI, Inc. ADR (a)	44,477	116,085
iSoftStone Information Technology Group Co. Ltd. (A Shares)	5,650	53,728
JA Solar Technology Co. Ltd. (A Shares)	17,276	46,990
JCET Group Co. Ltd. (A Shares)	9,700	54,091
JCHX Mining Management Co. Ltd. (A Shares)	3,300	18,529
JD Health International, Inc. (a)(c)	103,000	368,673
JD Logistics, Inc. (a)(c)	185,300	377,063
JD.com, Inc. Class A	230,473	4,673,814
Jiangsu Eastern Shenghong Co. Ltd.	30,100	33,431
Jiangsu Expressway Co. Ltd. (H Shares)	116,000	116,727
Jiangsu Hengli Hydraulic Co. Ltd.	7,076	51,456
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	35,732	234,317
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	6,500	40,162
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	6,100	22,716
Jiangsu Phoenix Publishing & Media Corp. Ltd.	13,500	19,087
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	9,100	102,855
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	2,630	21,372
Jiangsu Yoke Technology Co. Ltd. (A Shares)	2,200	19,604
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	22,387
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	15,900	35,202
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	29,849
(H Shares)	103,000	173,257
Jinduicheng Molybdenum Co. Ltd. (A Shares)	18,700	28,184
Jinko Solar Co. Ltd. (A Shares)	55,295	73,669
Jointown Pharmaceutical Group (A Shares)	19,374	14,077
Juneyao Airlines Co. Ltd. (A shares)	15,300	27,448
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	751	0
Kanzhun Ltd. ADR	24,612	358,105
KE Holdings, Inc. ADR	60,363	1,323,761
Kingdee International Software Group Co. Ltd. (a)	284,000	297,307
Kingsoft Corp. Ltd.	87,200	300,513
Kuaishou Technology Class B (a)(c)	218,800	1,289,390
Kuang-Chi Technologies Co. Ltd. (A Shares)	10,200	60,746
Kunlun Energy Co. Ltd.	362,000	343,307
Kunlun Tech Co. Ltd. (A Shares)	6,500	37,020
Kweichow Moutai Co. Ltd. (A Shares)	7,300	1,567,343
Lb Group Co. Ltd. (A Shares)	12,900	34,169
Lenovo Group Ltd.	752,000	991,615
Lens Technology Co. Ltd. (A Shares)	26,400	83,316
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	13,000	22,014
Li Auto, Inc. Class A (a)	115,598	1,453,656
Li Ning Co. Ltd.	216,500	441,749
Liaoning Port Co. Ltd. (A Shares)	69,500	15,052
Lingyi iTech Guangdong Co. (A Shares)	48,400	60,985
Livzon Pharmaceutical Group, Inc. (A Shares)	4,500	23,168
Longfor Properties Co. Ltd. (c)	188,801	305,859
LONGi Green Energy Technology Co. Ltd.	42,652	118,416
Luxshare Precision Industry Co. Ltd. (A Shares)	40,393	237,900
Luzhou Laojiao Co. Ltd. (A Shares)	8,200	156,292
Mango Excellent Media Co. Ltd. (A Shares)	10,000	35,243
Maxscend Microelectronics Co. Ltd. (A Shares)	3,324	44,540
Meihua Holdings Group Co. Ltd. (A Shares)	19,100	25,410
Meituan Class B (a)(c)	464,980	10,987,651
Metallurgical Corp. China Ltd. (A Shares)	117,700	55,240
Midea Group Co. Ltd.:
(A Shares)	19,000	190,396
(H Shares)	34,000	316,928
MINISO Group Holding Ltd.	34,712	173,954
MMG Ltd. (a)	404,000	142,201
Montage Technology Co. Ltd. (A Shares)	5,827	55,951
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	29,140	178,755
Nanjing Iron & Steel Co. Ltd.	32,500	19,826
Nanjing Securities Co. Ltd. (A Shares)	14,200	18,098
NARI Technology Co. Ltd. (A Shares)	45,080	164,663
National Silicon Industry Group Co. Ltd. (A Shares)	15,982	50,300
NAURA Technology Group Co. Ltd.	2,900	159,582
NetEase, Inc.	180,290	2,900,650
New China Life Insurance Co. Ltd.	19,900	134,248
New China Life Insurance Co. Ltd. (H Shares)	66,400	224,084
New Hope Liuhe Co. Ltd. (A Shares) (a)	22,500	30,999
New Oriental Education & Technology Group, Inc.	138,890	869,182
Ninestar Corp. (A Shares) (a)	8,400	33,211
Ningbo Deye Technology Co. Ltd. (A Shares)	3,444	45,833
Ningbo Joyson Electronic Corp. (A shares)	6,800	15,890
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	4,200	33,399
Ningbo Sanxing Medical Electric Co. Ltd.	7,500	32,594
Ningbo Tuopu Group Co. Ltd. (A Shares)	8,555	51,972
Ningxia Baofeng Energy Group Co. Ltd.	67,700	151,190
NIO, Inc. (A Shares) (a)	134,844	693,562
Nongfu Spring Co. Ltd. (H Shares) (c)	187,400	698,226
Offshore Oil Enginering Co. Ltd. (A Shares)	26,800	20,424
OFILM Group Co. Ltd. (A Shares) (a)	14,600	36,086
Oppein Home Group, Inc. (A Shares)	2,560	25,326
Orient Securities Co. Ltd. (A Shares)	33,540	49,635
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	57,900	23,402
PDD Holdings, Inc. ADR (a)	64,792	7,813,267
People's Insurance Co. of China Group Ltd.:
(A Shares)	50,300	50,256
(H Shares)	862,000	435,099
PetroChina Co. Ltd.:
(A Shares)	112,700	128,118
(H Shares)	1,972,000	1,480,804
Pharmaron Beijing Co. Ltd.:
(A Shares)	1,825	7,493
(H Shares) (c)	17,100	33,079
PICC Property & Casualty Co. Ltd. (H Shares)	646,000	979,963
Ping An Bank Co. Ltd. (A Shares)	114,600	183,460
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	59,000	464,041
(H Shares)	626,000	3,878,561
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	12,400	17,681
Piotech, Inc. (A Shares)	1,639	37,029
Poly Developments & Holdings (A Shares)	67,100	101,999
Pop Mart International Group Ltd. (c)	50,000	452,044
Postal Savings Bank of China Co. Ltd.	148,000	108,443
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	758,000	435,306
Power Construction Corp. of China Ltd. (A Shares)	84,100	65,100
Prosus NV	132,248	5,573,575
Prosus NV rights (a)(e)	132,248	14,385
Qifu Technology, Inc. ADR	10,836	355,529
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	29,500	74,366
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	8,600	38,636
Rockchip Electronics Co. Ltd.	2,700	33,433
Rongsheng Petrochemical Co. Ltd. (A Shares)	50,650	67,104
SAIC Motor Corp. Ltd. (A Shares)	39,400	71,260
Sailun Group Co. Ltd. A Shares	15,100	30,739
Sanan Optoelectronics Co. Ltd. (A Shares)	28,900	55,687
Sany Heavy Industry Co. Ltd. (A Shares)	47,400	121,638
Satellite Chemical Co. Ltd. (A Shares)	16,009	42,533
SDIC Capital Co. Ltd.	29,800	33,212
SDIC Power Holdings Co. Ltd. (A Shares)	42,700	91,275
Seres Group Co. Ltd. (A Shares) (a)	8,000	131,043
SF Holding Co. Ltd. (A Shares)	26,900	169,106
SG Micro Corp. (A Shares)	2,457	30,761
Shaanxi Coal Industry Co. Ltd. (A Shares)	53,600	185,934
Shan Xi Hua Yang Group New Energy Co. Ltd.	19,300	20,295
Shandong Gold Mining Co. Ltd.:
(A Shares)	15,240	56,063
(H Shares) (c)	77,250	153,039
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	3,700	23,644
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	9,460	30,473
Shandong Linglong Tyre Co. Ltd. (A Shares)	7,300	19,945
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	31,493
Shandong Sun Paper Industry JSC Ltd. (A Shares)	14,200	25,971
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	230,000	142,341
Shanghai Baosight Software Co. Ltd.	90,943	137,653
Shanghai Baosight Software Co. Ltd. (A Shares)	2,500	9,441
Shanghai Electric Group Co. Ltd. (A Shares) (a)	71,900	91,099
Shanghai Electric Power Co. Ltd. (A Shares)	12,000	16,101
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	28,000	53,246
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	1,211	32,162
Shanghai International Airport Co. Ltd. (A Shares)	5,200	25,551
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	28,634
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	16,692
Shanghai M&G Stationery, Inc. (A Shares)	5,400	22,007
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	14,600	39,737
(H Shares)	63,900	98,764
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	167,700	232,270
Shanghai Putailai New Energy Technology Co. Ltd.	9,286	21,947
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	34,700	35,890
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	55,000	59,934
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	4,195	72,062
Shanghai Zhangjiang High Ltd. (A Shares)	9,700	38,991
Shanjin International Gold Co. (A Shares)	16,720	42,119
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	10,100	18,857
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	13,900	28,472
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	6,860	193,741
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	28,430	32,900
Shenergy Co. Ltd. (A Shares)	28,900	35,023
Shengyi Technology Co. Ltd.	10,900	31,381
Shennan Circuits Co. Ltd. (A Shares)	2,640	38,690
Shenwan Hongyuan Group Co. Ltd. (A Shares)	146,000	109,180
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	17,178
Shenzhen Energy Group Co. Ltd. (A Shares)	23,640	22,135
Shenzhen Goodix Technology Co. Ltd. (A Shares)	2,100	26,446
Shenzhen Inovance Technology Co. Ltd. (A Shares)	7,250	56,587
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	7,700	288,386
Shenzhen New Industries Biomedical Engineering Co. Ltd.	3,700	35,659
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	6,700	30,300
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	6,540	87,578
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	15,043
Shenzhou International Group Holdings Ltd.	77,300	596,911
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	8,440	20,172
Sichuan Chuantou Energy Co. Ltd. (A Shares)	24,400	57,395
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	8,900	40,170
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	33,520	36,041
Sieyuan Electric Co. Ltd. (A Shares)	4,200	45,089
Silergy Corp.	31,000	482,512
Sinolink Securities Co. Ltd. (A Shares)	14,700	18,892
Sinoma International Engineering Co. Ltd. (A Shares)	16,200	23,503
Sinopharm Group Co. Ltd. (H Shares)	124,000	308,920
Sinotruk Hong Kong Ltd.	63,000	170,042
SITC International Holdings Co. Ltd.	127,000	358,942
Smoore International Holdings Ltd. (c)	174,000	227,166
Soochow Securities Co. Ltd. (A Shares)	25,070	28,670
Southwest Securities Co. Ltd. (A Shares)	36,400	24,592
Spring Airlines Co. Ltd. (A Shares)	5,000	38,660
Sungrow Power Supply Co. Ltd. (A Shares)	11,880	151,363
Sunny Optical Technology Group Co. Ltd.	66,700	433,883
Sunwoda Electronic Co. Ltd. (A Shares)	13,000	41,344
SUPCON Technology Co. Ltd. (A Shares)	4,536	30,693
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	7,900	34,771
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	1,528	24,915
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	2,800	49,925
TAL Education Group ADR (a)	38,421	427,242
TBEA Co. Ltd. (A Shares)	26,750	53,118
TCL Technology Group Corp. (A Shares)	97,940	72,965
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	21,575	38,453
Tencent Holdings Ltd.	611,000	31,858,842
Tencent Music Entertainment Group ADR	70,060	779,768
Tian Di Science & Technology Co. Ltd. (A Shares)	20,100	17,359
Tianqi Lithium Corp. (A Shares)	8,300	41,772
Tianshan Aluminum Group Co. Ltd.	21,500	24,978
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	28,437
Tingyi (Cayman Islands) Holding Corp.	184,000	268,436
Tongcheng Travel Holdings Ltd.	116,400	263,347
TongFu Microelectronics Co. Ltd. (A Shares)	9,600	36,232
Tongkun Group Co. Ltd. (A Shares)	14,900	24,656
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	58,200	27,689
Tongwei Co. Ltd. (A Shares)	25,800	111,817
Topsports International Holdings Ltd. (c)	194,000	64,640
TravelSky Technology Ltd. (H Shares)	87,000	121,938
Trina Solar Co. Ltd. (A Shares)	10,581	37,252
Trip.com Group Ltd. (a)	51,600	3,320,693
Tsingtao Brewery Co. Ltd.:
(A Shares)	4,000	37,686
(H Shares)	58,000	373,467
Unigroup Guoxin Microelectronics Co. Ltd.	4,599	43,092
Unisplendour Corp. Ltd. (A Shares)	16,320	59,883
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	12,400	25,870
Victory Giant Technology Huizhou Co. Ltd. (A Shares)	4,700	29,397
Vipshop Holdings Ltd. ADR	34,592	499,508
Wanda Film Holding Co. Ltd. (A Shares) (a)	12,700	21,540
Wanhua Chemical Group Co. Ltd. (A Shares)	17,600	186,262
Want Want China Holdings Ltd.	435,000	270,686
Weichai Power Co. Ltd.:
(A Shares)	33,700	63,250
(H Shares)	187,000	282,569
Weihai Guangwei Composites Co. Ltd. (A Shares)	3,520	17,298
Wens Foodstuffs Group Co. Ltd. (A Shares)	35,360	92,567
Western Mining Co. Ltd. (A Shares)	13,000	32,120
Western Securities Co. Ltd. (A Shares)	22,700	26,111
Western Superconducting Technologies Co. Ltd. (A Shares)	4,070	28,808
Wharf Holdings Ltd.	98,000	277,673
Will Semiconductor Ltd.	6,850	103,011
Wilmar International Ltd.	178,000	429,650
Wingtech Technology Co. Ltd. (A Shares)	5,900	36,085
Wintime Energy Group Co. Ltd. (A Shares)	143,100	28,224
Wuhan Guide Infrared Co. Ltd. (A Shares)	27,290	33,981
Wuliangye Yibin Co. Ltd. (A Shares)	21,800	449,954
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	10,540	59,780
WuXi AppTec Co. Ltd.	9,260	67,716
WuXi AppTec Co. Ltd. (H Shares) (c)	37,464	249,148
Wuxi Biologics (Cayman), Inc. (a)(c)	331,000	703,177
XCMG Construction Machinery Co. Ltd. (A Shares)	67,100	73,137
Xiamen C&D, Inc. (A Shares)	20,500	26,846
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	16,386
Xiaomi Corp. Class B (a)(c)	1,433,200	4,915,727
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	8,381	38,251
Xinyi Solar Holdings Ltd.	442,968	227,183
XPeng, Inc. Class A (a)	115,602	653,184
Yadea Group Holdings Ltd. (c)	110,993	191,713
Yankuang Ener-A:
(A Shares)	27,365	59,309
(H Shares)	304,200	395,809
Yantai Jereh Oilfield Services (A Shares)	5,300	24,966
Yealink Network Technology Corp. Ltd.	6,030	33,010
Yifeng Pharmacy Chain Co. Ltd.	6,432	21,448
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	9,200	42,123
Yonyou Network Technology Co. Ltd. (A Shares) (a)	16,720	26,691
Youngor Fashion Co. Ltd. (A Shares)	20,800	21,970
YTO Express Group Co. Ltd. (A Shares)	15,900	36,675
Yum China Holdings, Inc.	36,382	1,604,810
Yunnan Aluminium Co. Ltd. (A Shares)	17,100	34,091
Yunnan Baiyao Group Co. Ltd. (A Shares)	11,300	90,730
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	22,900	18,536
Yunnan Energy New Material Co. Ltd.	4,400	22,002
Yunnan Tin Co. Ltd. (A Shares)	8,900	19,042
Yunnan Yuntianhua Co. Ltd. (Series A)	9,300	30,087
Yutong Bus Co. Ltd.	13,000	44,259
Zangge Mining Co. Ltd. (Series A)	8,700	35,003
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	3,100	102,252
Zhaojin Mining Industry Co. Ltd. (H Shares)	142,500	249,722
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	34,940	23,187
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	32,700	49,050
Zhejiang Chint Electric Co. Ltd. (A Shares)	10,200	33,485
Zhejiang Dahua Technology Co. Ltd. (A Shares)	17,200	39,658
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	2,800	19,952
Zhejiang Expressway Co. Ltd. (H Shares)	145,640	96,492
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	9,190	23,876
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	10,240	44,626
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	7,100	35,923
Zhejiang Juhua Co. Ltd. (A Shares)	14,500	42,642
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(c)	46,800	184,748
Zhejiang Longsheng Group Co. Ltd. (A Shares)	19,700	27,848
Zhejiang NHU Co. Ltd. (A Shares)	18,232	58,091
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,100	27,866
Zhejiang Supor Cookware Co. Ltd.	3,000	22,054
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	10,800	31,384
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	8,840	25,455
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	11,500	24,090
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	56,200	46,379
Zheshang Securities Co. Ltd.	23,300	42,271
Zhongji Innolight Co. Ltd. (A Shares)	6,240	123,255
Zhongjin Gold Co. Ltd. (A Shares)	25,600	50,846
Zhongsheng Group Holdings Ltd. Class H	79,000	121,485
Zhongtai Securities Co. Ltd. (A Shares)	36,900	35,293
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	6,975	47,690
(H Shares)	41,600	159,639
Zijin Mining Group Co. Ltd.:
(A Shares)	111,000	260,278
(H Shares)	536,000	1,141,718
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	34,900	34,096
ZTE Corp.:
(A Shares)	5,600	23,759
(H Shares)	103,400	257,349
ZTO Express, Inc.	39,653	914,522
TOTAL CHINA		210,111,585
Colombia - 0.0%
Bancolombia SA	26,232	224,071
Interconexion Electrica SA ESP	40,224	159,796
TOTAL COLOMBIA		383,867
Czech Republic - 0.0%
CEZ A/S	15,110	585,500
Komercni Banka A/S	7,050	243,501
MONETA Money Bank A/S (c)	23,172	115,472
TOTAL CZECH REPUBLIC		944,473
Denmark - 2.1%
A.P. Moller - Maersk A/S:
Series A	272	413,687
Series B	425	672,250
Carlsberg A/S Series B	8,955	989,650
Coloplast A/S Series B	11,758	1,466,289
Danske Bank A/S	64,309	1,896,144
Demant A/S (a)	9,317	341,826
DSV A/S	19,069	4,144,558
Genmab A/S (a)	5,861	1,312,614
Novo Nordisk A/S Series B	300,535	33,709,512
Novonesis (NOVOZYMES) B Series B	32,888	2,060,730
ORSTED A/S (a)(c)	17,707	1,034,624
Pandora A/S	7,667	1,156,017
Rockwool International A/S Series B	875	376,909
Tryg A/S	31,780	748,419
Vestas Wind Systems A/S (a)	94,253	1,796,211
Zealand Pharma A/S (a)	5,967	687,822
TOTAL DENMARK		52,807,262
Egypt - 0.0%
Commercial International Bank SAE	201,745	329,716
Commercial International Bank SAE GDR	11,946	18,469
Eastern Co. SAE	125,942	70,239
Talaat Moustafa Group Holding	79,324	95,788
TOTAL EGYPT		514,212
Finland - 0.6%
Elisa Corp. (A Shares)	13,314	633,746
Fortum Corp.	41,652	613,003
Kesko Oyj	25,443	544,241
Kone OYJ (B Shares)	31,720	1,734,142
Metso Corp.	58,071	549,930
Neste OYJ	39,204	629,460
Nokia Corp.	497,629	2,354,793
Nordea Bank Abp (Helsinki Stock Exchange)	294,259	3,444,887
Orion Oyj (B Shares)	10,123	491,654
Sampo Oyj (A Shares)	46,837	2,073,541
Stora Enso Oyj (R Shares)	54,419	604,965
UPM-Kymmene Corp.	49,891	1,461,462
Wartsila Corp.	47,040	895,947
TOTAL FINLAND		16,031,771
France - 5.8%
Accor SA	18,129	821,528
Aeroports de Paris SA	3,242	383,682
Air Liquide SA	53,950	9,673,311
Airbus Group NV	55,451	8,458,564
Alstom SA (a)	32,144	707,055
Amundi SA (c)	5,622	406,669
Arkema SA	5,351	467,681
AXA SA	169,548	6,366,380
bioMerieux SA	3,850	429,253
BNP Paribas SA	94,947	6,484,313
Bollore SA	66,662	415,854
Bouygues SA	17,666	565,533
Bureau Veritas SA	29,770	940,383
Capgemini SA	14,498	2,515,125
Carrefour SA	50,889	808,165
Compagnie de St.-Gobain	42,326	3,838,331
Compagnie Generale des Etablissements Michelin SCA Series B	63,424	2,143,447
Covivio	5,144	292,639
Credit Agricole SA	98,741	1,513,511
Danone SA	60,246	4,303,887
Dassault Aviation SA	1,860	374,902
Dassault Systemes SA	62,467	2,137,944
Edenred SA	23,226	746,554
Eiffage SA	6,839	635,747
Engie SA	170,454	2,857,068
EssilorLuxottica SA	27,734	6,498,114
Eurazeo SA	4,303	327,407
Gecina SA	4,289	457,439
Getlink SE	28,355	480,691
Hermes International SCA	2,955	6,666,461
Ipsen SA	3,530	429,669
Kering SA	6,944	1,734,407
Klepierre SA	19,956	637,322
L'Oreal SA	22,449	8,422,202
La Francaise des Jeux SAEM (c)	9,488	404,154
Legrand SA	24,485	2,763,584
LVMH Moet Hennessy Louis Vuitton SE	25,666	17,086,384
Orange SA	173,765	1,908,930
Pernod Ricard SA	18,896	2,348,309
Publicis Groupe SA	21,375	2,272,054
Renault SA	18,030	821,748
Rexel SA	21,125	578,604
Safran SA	31,899	7,220,840
Sartorius Stedim Biotech	2,724	543,124
SEB SA	2,288	239,918
Societe Generale Series A	67,409	1,936,087
Sodexo SA	8,215	713,082
Teleperformance	5,077	535,131
Thales SA	8,833	1,423,439
TotalEnergies SE	201,329	12,634,543
Unibail-Rodamco-Westfield NV	11,086	902,963
Veolia Environnement SA	64,397	2,044,586
VINCI SA	46,676	5,228,679
Vivendi SA	66,906	712,778
TOTAL FRANCE		146,260,175
Germany - 5.3%
adidas AG	15,117	3,620,390
Allianz SE	36,553	11,507,080
BASF AG	83,319	4,050,355
Bayer AG	91,684	2,470,603
Bayerische Motoren Werke AG (BMW)	29,737	2,339,293
Bechtle AG	7,623	260,035
Beiersdorf AG	9,238	1,246,031
Brenntag SE	12,097	787,405
Carl Zeiss Meditec AG	3,781	236,896
Commerzbank AG	93,978	1,669,327
Continental AG	10,239	639,020
Covestro AG (a)(c)	17,674	1,118,889
CTS Eventim AG	5,843	613,010
Daimler Truck Holding AG	46,082	1,905,278
Deutsche Bank AG	176,775	3,004,292
Deutsche Borse AG	17,731	4,118,527
Deutsche Lufthansa AG	55,268	384,050
Deutsche Post AG ADR	95,173	3,823,055
Deutsche Telekom AG	325,706	9,847,240
E.ON SE	209,606	2,830,607
Evonik Industries AG	24,078	529,841
Fresenius Medical Care AG & Co. KGaA	19,117	748,335
Fresenius SE & Co. KGaA (a)	39,479	1,439,459
GEA Group AG	14,418	710,134
Hannover Reuck SE	5,629	1,478,691
HeidelbergCement AG	12,716	1,399,781
Henkel AG & Co. KGaA	9,637	751,606
Infineon Technologies AG	121,920	3,855,676
Knorr-Bremse AG	6,744	554,585
LEG Immobilien AG	6,938	655,214
Mercedes-Benz Group AG (Germany)	69,852	4,243,557
Merck KGaA	12,063	1,994,472
MTU Aero Engines AG	5,028	1,644,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,483	6,383,560
Nemetschek SE	5,407	584,912
Puma AG	9,864	448,281
Rational AG	477	466,971
Rheinmetall AG	4,067	2,093,380
RWE AG	59,088	1,913,406
SAP SE	97,448	22,752,656
Scout24 AG (c)	7,046	606,628
Siemens AG	70,919	13,797,282
Siemens Energy AG (a)	59,682	2,436,414
Siemens Healthineers AG (c)	26,313	1,372,996
Symrise AG	12,416	1,493,709
Talanx AG	6,029	465,293
Volkswagen AG	1	100
Vonovia SE	69,082	2,266,341
Zalando SE (a)(c)	20,945	629,264
TOTAL GERMANY		134,188,518
Greece - 0.1%
Alpha Services and Holdings SA	206,179	309,382
Eurobank Ergasias Services and Holdings SA	242,615	502,024
Ff Group (a)(d)	256	0
Hellenic Telecommunications Organization SA	17,567	289,876
Jumbo SA	10,906	290,644
Metlen Energy & Metals SA	10,034	349,918
National Bank of Greece SA	81,582	637,159
OPAP SA	16,896	288,177
Piraeus Financial Holdings SA	99,476	372,009
Public Power Corp. of Greece	19,713	258,386
TOTAL GREECE		3,297,575
Hong Kong - 1.2%
AIA Group Ltd.	1,039,800	8,206,433
CK Asset Holdings Ltd.	179,745	734,791
CK Infrastructure Holdings Ltd.	59,000	417,507
CLP Holdings Ltd.	153,500	1,303,921
Futu Holdings Ltd. ADR (a)	5,287	502,212
Hang Seng Bank Ltd.	70,500	862,369
Henderson Land Development Co. Ltd.	135,010	432,934
HKT Trust/HKT Ltd. unit	352,000	437,433
Hong Kong & China Gas Co. Ltd.	1,046,865	810,866
Hong Kong Exchanges and Clearing Ltd.	112,349	4,498,495
Hongkong Land Holdings Ltd.	102,609	439,945
Jardine Matheson Holdings Ltd.	14,935	573,863
Link (REIT)	239,060	1,113,881
MTR Corp. Ltd.	142,891	519,894
Orient Overseas International Ltd.	12,000	163,575
Power Assets Holdings Ltd.	129,000	859,304
Prudential PLC	255,977	2,130,970
Sino Biopharmaceutical Ltd.	956,250	434,393
Sino Land Ltd.	366,688	366,966
Sun Hung Kai Properties Ltd.	135,500	1,467,189
Swire Pacific Ltd. (A Shares)	38,500	322,463
Techtronic Industries Co. Ltd.	128,500	1,858,810
WH Group Ltd. (c)	778,266	605,737
Wharf Real Estate Investment Co. Ltd.	155,000	466,022
TOTAL HONG KONG		29,529,973
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	38,270	265,556
OTP Bank PLC	20,870	1,038,856
Richter Gedeon PLC	13,067	377,452
TOTAL HUNGARY		1,681,864
India - 5.5%
ABB India Ltd.	4,934	434,574
Adani Enterprises Ltd.	13,820	483,348
Adani Green Energy Ltd. (a)	29,403	556,868
Adani Ports & Special Economic Zone Ltd.	50,508	824,050
Adani Power Ltd. (a)	72,084	506,100
Ambuja Cements Ltd.	56,856	391,951
APL Apollo Tubes Ltd.	15,305	276,400
Apollo Hospitals Enterprise Ltd.	9,371	780,670
Ashok Leyland Ltd.	137,563	339,795
Asian Paints Ltd.	35,813	1,247,265
Astral Ltd.	12,339	259,264
AU Small Finance Bank Ltd. (c)	34,221	248,760
Aurobindo Pharma Ltd.	24,626	408,191
Avenue Supermarts Ltd. (a)(c)	15,265	712,436
Axis Bank Ltd.	213,412	2,931,597
Bajaj Auto Ltd.	6,277	733,097
Bajaj Finance Ltd.	25,979	2,121,925
Bajaj Finserv Ltd.	35,585	738,419
Bajaj Holdings & Investment Ltd.	2,512	305,266
Balkrishna Industries Ltd.	7,336	246,876
Bank of Baroda	94,974	282,426
Bharat Electronics Ltd.	341,672	1,153,316
Bharat Forge Ltd.	23,927	400,490
Bharat Heavy Electricals Ltd.	97,978	277,347
Bharat Petroleum Corp. Ltd.	141,577	522,235
Bharti Airtel Ltd.	238,964	4,573,765
Bosch Ltd.	682	284,482
Britannia Industries Ltd.	10,050	683,261
Canara Bank Ltd.	167,601	203,646
Cg Power & Industrial Soluti	57,013	476,129
Cholamandalam Investment and Finance Co. Ltd.	39,052	588,696
Cipla Ltd./India	48,831	898,307
Coal India Ltd.	172,780	926,760
Colgate-Palmolive Ltd.	12,700	461,891
Container Corp. of India Ltd.	22,455	225,789
Cummins India Ltd.	12,895	534,871
Dabur India Ltd.	49,915	320,064
Divi's Laboratories Ltd.	11,076	774,087
Dixon Technologies India Ltd.	3,074	512,851
DLF Ltd.	69,209	672,740
Dr. Reddy's Laboratories Ltd.	54,435	823,350
Eicher Motors Ltd.	12,737	739,206
GAIL India Ltd.	213,237	505,246
GMR Airports Infrastructure Ltd. (a)	221,574	208,017
Godrej Consumer Products Ltd.	38,193	581,924
Godrej Properties Ltd. (a)	11,665	397,017
Grasim Industries Ltd.	24,517	785,152
Havells India Ltd.	23,474	456,823
HCL Technologies Ltd.	88,610	1,854,081
HDFC Asset Management Co. Ltd. (c)	8,975	457,995
HDFC Bank Ltd.	397,518	8,170,650
HDFC Standard Life Insurance Co. Ltd. (c)	89,993	768,656
Hero Motocorp Ltd.	11,137	658,518
Hindalco Industries Ltd.	126,298	1,024,806
Hindustan Aeronautics Ltd.	18,769	944,467
Hindustan Petroleum Corp. Ltd.	89,575	405,021
Hindustan Unilever Ltd.	76,737	2,303,876
ICICI Bank Ltd.	485,935	7,453,827
ICICI Lombard General Insurance Co. Ltd. (c)	22,560	512,487
ICICI Prudential Life Insurance Co. Ltd. (c)	33,887	297,930
IDFC Bank Ltd. (a)	336,792	263,102
Indian Oil Corp. Ltd.	263,132	443,466
Indian Railway Catering & Tourism Corp. Ltd.	22,033	214,599
Indus Towers Ltd. (a)	113,231	456,867
IndusInd Bank Ltd.	26,919	336,763
Info Edge India Ltd.	6,609	583,123
Infosys Ltd.	309,955	6,466,927
InterGlobe Aviation Ltd. (a)(c)	17,494	840,380
ITC Ltd.	279,591	1,622,114
Jindal Stainless Ltd.	31,101	248,993
Jindal Steel & Power Ltd.	33,402	364,533
Jio Financial Services Ltd. (a)	265,592	1,015,815
JSW Energy Ltd.	32,091	258,688
JSW Steel Ltd.	56,804	648,546
Jubilant Foodworks Ltd.	34,070	232,760
Kotak Mahindra Bank Ltd.	102,023	2,094,499
Larsen & Toubro Ltd.	62,846	2,699,586
Ltimindtree Ltd. (c)	6,917	468,053
Lupin Ltd.	21,329	553,404
Macrotech Developers Ltd. (c)	27,787	397,244
Mahindra & Mahindra Ltd.	87,024	2,810,143
Mankind Pharma Ltd. (a)	9,437	298,625
Marico Ltd.	48,738	370,307
Maruti Suzuki India Ltd.	11,737	1,540,467
Max Healthcare Institute Ltd.	72,111	870,456
Mphasis BFL Ltd.	9,556	325,717
MRF Ltd.	216	314,139
Muthoot Finance Ltd.	11,064	253,311
Nestle India Ltd.	31,560	848,724
NHPC Ltd.	277,088	271,279
NMDC Ltd.	94,060	247,015
NTPC Ltd.	407,378	1,970,266
Oil & Natural Gas Corp. Ltd.	294,111	927,521
Oil India Ltd.	46,093	258,297
Oracle Financial Services Software Ltd.	2,059	265,728
Page Industries Ltd.	568	291,044
PB Fintech Ltd. (a)	27,662	558,881
Persistent Systems Ltd.	10,071	641,218
Petronet LNG Ltd.	70,400	277,798
Phoenix Mills Ltd.	18,333	331,159
PI Industries Ltd.	7,105	377,933
Pidilite Industries Ltd.	14,209	530,548
Polycab India Ltd.	4,933	378,331
Power Finance Corp. Ltd.	139,274	748,194
Power Grid Corp. of India Ltd.	433,794	1,650,100
Prestige Estates Projs. Ltd.	16,120	312,949
Punjab National Bank	208,851	242,574
Rail Vikas Nigam Ltd.	48,450	270,259
REC Ltd.	123,482	762,379
Reliance Industries Ltd. (a)	284,073	4,459,514
Reliance Industries Ltd.	284,073	4,491,635
Samvardhana Motherson International Ltd.	253,095	542,262
SBI Cards & Payment Services Ltd.	26,269	214,523
SBI Life Insurance Co. Ltd. (c)	41,791	804,571
Shree Cement Ltd.	823	244,789
Shriram Finance Ltd.	26,412	980,578
Siemens Ltd.	8,348	690,583
Solar Industries India Ltd.	2,557	310,074
Sona Blw Precision Forgings Ltd. (c)	40,864	332,389
SRF Ltd.	12,287	326,688
State Bank of India	166,461	1,619,832
Sun Pharmaceutical Industries Ltd.	89,560	1,965,365
Sundaram Finance Ltd.	6,204	354,559
Supreme Industries Ltd.	5,934	302,318
Suzlon Energy Ltd. (a)	884,182	701,129
Tata Communications Ltd.	10,894	229,392
Tata Consultancy Services Ltd.	84,396	3,969,637
Tata Consumer Products Ltd.	55,184	656,518
Tata Elxsi Ltd.	3,203	266,857
Tata Motors Ltd.	186,607	1,845,688
Tata Power Co. Ltd./The	133,716	696,985
Tata Steel Ltd.	699,958	1,230,160
Tech Mahindra Ltd.	50,081	953,217
The Indian Hotels Co. Ltd.	79,457	637,212
Thermax Ltd.	3,906	228,607
Titan Co. Ltd.	33,167	1,284,683
Torrent Pharmaceuticals Ltd.	9,328	354,554
Torrent Power Ltd.	15,810	342,007
Trent Ltd.	16,919	1,429,667
Tube Investments of India Ltd.	9,934	528,127
Tvs Motor Co. Ltd.	22,049	652,629
Ultratech Cement Ltd.	10,777	1,415,153
Union Bank of India Ltd.	142,517	197,630
United Spirits Ltd.	27,136	466,925
UPL Ltd.	42,945	282,304
Varun Beverages Ltd.	105,698	744,601
Vedanta Ltd.	127,011	699,136
Vodafone Idea Ltd. (a)	2,182,931	209,892
Wipro Ltd.	121,694	792,136
Yes Bank Ltd. (a)	1,295,353	312,693
Zomato Ltd. (a)	617,697	1,772,130
Zydus Lifesciences Ltd.	23,272	276,416
TOTAL INDIA		138,639,643
Indonesia - 0.5%
Amman Mineral Internasional PT (a)	608,700	354,758
PT Adaro Energy Indonesia Tbk	1,352,600	311,319
PT Astra International Tbk	1,885,500	612,123
PT Bank Central Asia Tbk	5,173,800	3,348,466
PT Bank Mandiri (Persero) Tbk	3,481,900	1,478,133
PT Bank Negara Indonesia (Persero) Tbk	1,390,800	463,882
PT Bank Rakyat Indonesia (Persero) Tbk	6,361,410	1,939,302
PT Barito Pacific Tbk	2,591,948	164,101
PT Chandra Asri Pacific Tbk	722,400	399,115
PT Charoen Pokphand Indonesia Tbk	681,600	228,184
PT GoTo Gojek Tokopedia Tbk (a)	84,196,900	363,439
PT Indah Kiat Pulp & Paper Tbk	233,900	120,140
PT Indofood CBP Sukses Makmur Tbk	219,600	170,896
PT Indofood Sukses Makmur Tbk	418,500	202,483
PT Kalbe Farma Tbk	1,969,600	200,846
PT Merdeka Copper Gold Tbk (a)	911,361	140,883
PT Sumber Alfaria Trijaya Tbk	1,754,600	367,814
PT Telkom Indonesia Persero Tbk	4,612,500	824,451
PT Unilever Indonesia Tbk	715,400	89,539
PT United Tractors Tbk	139,800	244,024
TOTAL INDONESIA		12,023,898
Ireland - 0.2%
AerCap Holdings NV	18,091	1,692,413
AIB Group PLC	169,893	904,417
Bank of Ireland Group PLC	95,139	875,711
Kerry Group PLC Class A	14,420	1,435,210
Kingspan Group PLC (Ireland)	14,393	1,262,655
TOTAL IRELAND		6,170,406
Israel - 0.4%
Azrieli Group	3,917	300,424
Bank Hapoalim BM (Reg.)	117,229	1,225,813
Bank Leumi le-Israel BM	140,354	1,431,175
Check Point Software Technologies Ltd. (a)	8,289	1,435,738
Elbit Systems Ltd. (Israel)	2,446	559,926
Global-e Online Ltd. (a)	9,320	358,261
Icl Group Ltd.	72,663	300,538
Israel Discount Bank Ltd. (Class A)	113,445	669,047
Mizrahi Tefahot Bank Ltd.	14,382	595,231
NICE Ltd. (a)	5,672	1,002,312
NICE Ltd. sponsored ADR (a)	209	36,303
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	104,537	1,927,662
Wix.com Ltd. (a)	4,916	821,562
TOTAL ISRAEL		10,663,992
Italy - 1.6%
Amplifon SpA	11,688	326,740
Banco BPM SpA	119,697	806,722
Coca-Cola HBC AG	20,346	710,973
Davide Campari Milano NV	57,420	385,504
DiaSorin SpA	2,127	231,364
Enel SpA	758,962	5,756,026
Eni SpA	214,442	3,266,635
Ferrari NV (Italy)	11,762	5,626,852
FinecoBank SpA	56,924	909,282
Generali	95,122	2,643,632
Infrastrutture Wireless Italiane SpA (c)	31,898	359,114
Intesa Sanpaolo SpA (b)	1,364,120	5,838,449
Leonardo SpA	37,622	899,086
Mediobanca SpA	46,421	766,001
Moncler SpA	20,565	1,139,506
Nexi SpA (a)(c)	55,179	348,242
Poste Italiane SpA (c)	42,457	597,603
Prysmian SpA	25,243	1,779,832
Recordati SpA	9,815	556,233
Snam SpA	188,485	905,799
Telecom Italia SpA (a)	911,853	230,808
Terna - Rete Elettrica Nazionale	131,467	1,138,878
UniCredit SpA	137,466	6,081,388
TOTAL ITALY		41,304,669
Japan - 13.6%
Advantest Corp.	71,500	4,139,825
AEON Co. Ltd. (b)	61,100	1,497,142
AGC, Inc.	18,300	560,806
Aisin Seiki Co. Ltd.	49,600	515,710
Ajinomoto Co., Inc.	43,300	1,663,402
Ana Holdings, Inc.	14,800	291,512
Asahi Group Holdings	134,800	1,618,311
Asahi Kasei Corp.	116,500	803,697
Asics Corp.	63,833	1,114,964
Astellas Pharma, Inc.	168,900	1,977,537
Bandai Namco Holdings, Inc.	55,500	1,163,620
Bridgestone Corp.	53,300	1,899,352
Brother Industries Ltd.	21,600	420,709
Canon, Inc.	87,100	2,832,927
Capcom Co. Ltd.	32,200	637,189
Central Japan Railway Co.	71,900	1,488,994
Chiba Bank Ltd.	49,700	362,696
Chubu Electric Power Co., Inc.	60,500	695,457
Chugai Pharmaceutical Co. Ltd.	62,700	2,983,359
Concordia Financial Group Ltd.	97,600	483,442
Dai Nippon Printing Co. Ltd.	36,200	628,301
Dai-ichi Mutual Life Insurance Co.	84,400	2,104,119
Daifuku Co. Ltd.	30,200	567,662
Daiichi Sankyo Co. Ltd.	172,600	5,617,827
Daikin Industries Ltd.	24,600	2,953,396
Daito Trust Construction Co. Ltd.	5,500	607,769
Daiwa House Industry Co. Ltd.	52,200	1,557,056
Daiwa Securities Group, Inc.	125,000	817,786
DENSO Corp.	176,500	2,506,917
Dentsu Group, Inc.	18,900	583,401
Disco Corp.	8,600	2,446,999
East Japan Railway Co.	84,600	1,699,220
Eisai Co. Ltd.	23,400	792,795
ENEOS Holdings, Inc.	268,800	1,355,975
FANUC Corp.	88,300	2,342,716
Fast Retailing Co. Ltd.	17,800	5,691,043
Fuji Electric Co. Ltd.	12,500	636,599
FUJIFILM Holdings Corp.	104,400	2,483,501
Fujitsu Ltd.	154,600	2,972,315
Hamamatsu Photonics K.K.	26,400	349,078
Hankyu Hanshin Holdings, Inc.	21,300	579,148
Hikari Tsushin, Inc.	1,700	343,115
Hitachi Construction Machinery Co. Ltd.	9,900	214,797
Hitachi Ltd.	432,700	10,871,527
Honda Motor Co. Ltd.	418,600	4,209,907
Hoshizaki Corp.	10,100	331,969
Hoya Corp.	32,800	4,388,445
Hulic Co. Ltd.	36,100	334,299
Ibiden Co. Ltd.	11,200	355,765
Idemitsu Kosan Co. Ltd.	90,730	618,546
INPEX Corp.	88,100	1,161,339
Isuzu Motors Ltd.	56,400	729,353
Itochu Corp.	110,900	5,485,982
Japan Airlines Co. Ltd.	13,300	213,306
Japan Exchange Group, Inc.	92,800	1,087,715
Japan Post Bank Co. Ltd.	135,000	1,205,732
Japan Post Holdings Co. Ltd.	179,400	1,655,161
Japan Post Insurance Co. Ltd.	17,600	290,016
Japan Real Estate Investment Corp.	121	440,132
Japan Tobacco, Inc.	112,000	3,126,755
JFE Holdings, Inc.	54,000	650,126
Kajima Corp.	36,800	633,899
Kansai Electric Power Co., Inc.	65,700	1,053,636
Kao Corp.	43,500	1,917,279
Kawasaki Kisen Kaisha Ltd.	36,800	508,357
KDDI Corp.	143,200	4,464,890
Keisei Electric Railway Co.	12,100	314,816
Keyence Corp.	18,200	8,215,729
Kikkoman Corp.	63,000	739,163
Kirin Holdings Co. Ltd.	72,500	1,067,391
Kobe Bussan Co. Ltd.	14,000	343,416
Kokusai Electric Corp.	13,200	240,685
Komatsu Ltd.	86,300	2,233,902
Konami Group Corp.	9,400	861,603
Kubota Corp.	93,400	1,193,380
Kyocera Corp.	120,100	1,218,019
Kyowa Kirin Co., Ltd.	22,900	377,432
Lasertec Corp.	7,500	1,017,718
LY Corp.	250,500	683,311
M3, Inc.	41,530	426,826
Makita Corp.	22,100	721,607
Marubeni Corp.	132,900	1,986,753
MatsukiyoCocokara & Co.	31,900	434,308
Mazda Motor Corp.	53,700	379,632
McDonald's Holdings Co. (Japan) Ltd.	8,100	343,253
Meiji Holdings Co. Ltd.	22,100	515,531
Minebea Mitsumi, Inc.	33,700	593,271
Mitsubishi Chemical Group Corp.	125,700	678,288
Mitsubishi Corp.	311,900	5,705,923
Mitsubishi Electric Corp.	177,500	3,122,674
Mitsubishi Estate Co. Ltd.	106,700	1,577,883
Mitsubishi HC Capital, Inc.	75,100	502,888
Mitsubishi Heavy Industries Ltd.	299,100	4,222,380
Mitsubishi UFJ Financial Group, Inc.	1,036,100	10,920,747
Mitsui & Co. Ltd.	240,100	4,895,075
Mitsui Chemicals, Inc.	16,100	367,818
Mitsui Fudosan Co. Ltd.	249,100	2,125,410
Mitsui OSK Lines Ltd.	32,000	1,089,458
Mizuho Financial Group, Inc.	225,110	4,675,761
MonotaRO Co. Ltd.	23,400	353,021
MS&AD Insurance Group Holdings, Inc.	120,100	2,656,532
Murata Manufacturing Co. Ltd.	157,900	2,758,689
NEC Corp.	22,900	1,948,570
Nexon Co. Ltd.	31,300	542,490
Nidec Corp.	77,900	1,551,832
Nintendo Co. Ltd.	97,000	5,123,829
Nippon Building Fund, Inc.	713	611,577
Nippon Paint Holdings Co. Ltd.	88,500	677,333
Nippon Prologis REIT, Inc.	212	341,083
Nippon Sanso Holdings Corp.	16,100	558,863
Nippon Steel Corp.	80,900	1,618,759
Nippon Telegraph & Telephone Corp.	2,788,000	2,689,961
Nippon Yusen KK	43,100	1,442,964
Nissan Motor Co. Ltd.	217,200	578,632
Nissin Food Holdings Co. Ltd.	18,600	500,841
Nitori Holdings Co. Ltd.	7,500	955,160
Nitto Denko Corp.	66,000	1,085,947
Nomura Holdings, Inc.	280,200	1,436,839
Nomura Real Estate Holdings, Inc.	10,100	248,659
Nomura Research Institute Ltd.	35,300	1,055,943
NTT Data Corp.	59,100	934,976
Obayashi Corp.	60,200	738,005
OBIC Co. Ltd.	30,300	990,126
Olympus Corp.	109,900	1,934,492
OMRON Corp.	16,300	643,546
Ono Pharmaceutical Co. Ltd.	34,700	433,410
Oracle Corp. Japan	3,600	344,387
Oriental Land Co. Ltd.	101,800	2,460,216
ORIX Corp.	107,700	2,269,226
Osaka Gas Co. Ltd.	34,600	741,432
Otsuka Corp.	21,500	482,534
Otsuka Holdings Co. Ltd.	39,100	2,362,061
Pan Pacific International Holdings Ltd.	35,690	885,408
Panasonic Holdings Corp.	217,600	1,790,857
Rakuten Group, Inc. (a)	139,700	833,807
Recruit Holdings Co. Ltd.	138,600	8,463,267
Renesas Electronics Corp.	157,200	2,106,216
Resona Holdings, Inc.	195,100	1,287,224
Ricoh Co. Ltd.	51,000	552,467
ROHM Co. Ltd.	32,500	358,307
SBI Holdings, Inc. Japan	25,400	557,762
Screen Holdings Co. Ltd.	7,600	485,189
SCSK Corp.	14,400	268,700
Secom Co. Ltd.	39,200	1,394,066
Seiko Epson Corp.	27,000	490,743
Sekisui Chemical Co. Ltd.	35,200	496,774
Sekisui House Ltd.	55,700	1,345,242
Seven & i Holdings Co. Ltd.	206,600	2,975,028
SG Holdings Co. Ltd.	29,400	294,833
Shimadzu Corp.	22,000	648,953
SHIMANO, Inc.	7,100	1,043,059
Shin-Etsu Chemical Co. Ltd.	168,100	6,159,850
Shionogi & Co. Ltd.	70,600	1,008,362
Shiseido Co. Ltd.	37,500	809,434
Shizuoka Financial Group	40,100	319,980
SMC Corp.	5,300	2,250,097
SoftBank Corp.	2,664,400	3,354,222
SoftBank Group Corp.	96,000	5,723,375
Sompo Holdings, Inc.	87,800	1,882,352
Sony Group Corp.	582,600	10,252,313
Subaru Corp.	56,000	1,000,117
Sumco Corp.	32,800	313,615
Sumitomo Corp.	97,000	2,046,352
Sumitomo Electric Industries Ltd.	66,900	1,029,094
Sumitomo Metal Mining Co. Ltd.	23,100	638,682
Sumitomo Mitsui Financial Group, Inc.	350,400	7,433,575
Sumitomo Mitsui Trust Holdings, Inc.	60,600	1,328,977
Sumitomo Realty & Development Co. Ltd.	26,500	786,089
Suntory Beverage & Food Ltd.	13,000	438,547
Suzuki Motor Corp.	146,700	1,455,753
Sysmex Corp.	47,100	873,866
T&D Holdings, Inc.	45,400	724,686
Taisei Corp.	15,600	656,939
Takeda Pharmaceutical Co. Ltd.	148,477	4,142,689
TDK Corp.	181,480	2,133,351
Terumo Corp.	125,200	2,384,472
TIS, Inc.	19,800	493,742
Toho Co. Ltd.	10,400	397,157
Tokio Marine Holdings, Inc.	175,300	6,313,634
Tokyo Electric Power Co., Inc. (a)	141,600	571,854
Tokyo Electron Ltd.	41,800	6,150,998
Tokyo Gas Co. Ltd.	33,800	833,944
Tokyu Corp.	46,600	574,504
Toppan Holdings, Inc.	22,200	649,378
Toray Industries, Inc.	129,600	704,774
Toto Ltd.	13,200	368,278
Toyota Industries Corp.	13,700	949,712
Toyota Motor Corp.	958,000	16,506,720
Toyota Tsusho Corp.	59,600	1,013,124
Trend Micro, Inc.	11,900	622,637
Unicharm Corp.	37,700	1,215,636
West Japan Railway Co.	40,900	726,946
Yakult Honsha Co. Ltd.	23,800	517,200
Yamaha Motor Co. Ltd.	78,500	686,170
Yaskawa Electric Corp.	22,400	641,973
Yokogawa Electric Corp.	21,400	474,477
Zensho Holdings Co. Ltd.	9,100	456,539
ZOZO, Inc.	12,600	408,561
TOTAL JAPAN		346,302,957
Jordan - 0.0%
Hikma Pharmaceuticals PLC	15,707	375,700
Korea (South) - 2.8%
Alteogen, Inc. (a)	3,703	1,005,847
AMOREPACIFIC Corp.	2,201	186,387
Celltrion Pharm, Inc.	1,814	81,392
Celltrion, Inc.	14,206	1,873,977
CJ CheilJedang Corp.	751	149,077
Cosmo AM&T Co. Ltd. (a)	2,249	167,411
Coway Co. Ltd.	5,161	236,563
Db Insurance Co. Ltd.	4,315	341,218
Delivery Hero AG (a)(c)	17,246	732,129
Doosan Bobcat, Inc.	5,023	135,688
Doosan Heavy Industries & Construction Co. Ltd. (a)	41,834	603,038
Ecopro BM Co. Ltd. (a)	4,562	558,548
Ecopro Co. Ltd. (a)	9,318	529,957
Ecopro Materials Co. Ltd.	1,662	133,783
Enchem Co. Ltd. (a)	1,254	156,976
GS Holdings Corp.	4,309	128,769
Hana Financial Group, Inc.	27,154	1,175,383
Hanjin Kal Corp.	2,108	129,083
Hankook Tire Co. Ltd.	7,005	178,992
Hanmi Pharm Co. Ltd.	598	138,492
Hanmi Semiconductor Co. Ltd.	4,081	266,370
Hanwha Aerospace Co. Ltd.	2,977	790,274
Hanwha Ocean Co. Ltd. (a)	8,563	165,355
Hanwha Solutions Corp.	10,086	155,392
HD Hyundai Co. Ltd.	4,050	234,445
HD Hyundai Electric Co. Ltd.	2,178	511,438
HD Hyundai Heavy Industries Co. Ltd. (a)	2,070	273,457
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,962	525,933
HLB, Inc. (a)	10,915	519,544
HMM Co. Ltd.	24,574	304,593
HYBE Co. Ltd.	2,137	287,194
Hyundai Engineering & Construction Co. Ltd.	7,842	158,457
Hyundai Glovis Co. Ltd.	3,540	312,477
Hyundai Mobis	5,632	1,015,571
Hyundai Motor Co. Ltd.	12,643	1,953,786
Hyundai Steel Co.	7,914	145,135
Industrial Bank of Korea	26,530	271,110
Kakao Corp.	28,967	773,501
KakaoBank Corp.	15,655	244,866
KB Financial Group, Inc.	35,760	2,334,481
Kia Corp.	22,406	1,486,538
Korea Aerospace Industries Ltd.	6,844	289,595
Korea Electric Power Corp. (a)	24,017	402,846
Korea Investment Holdings Co. Ltd.	3,916	218,046
Korea Zinc Co. Ltd.	483	349,183
Korean Air Lines Co. Ltd.	16,905	292,767
KRAFTON, Inc. (a)	2,681	643,046
KT Corp.	2,737	87,555
KT&G Corp.	9,722	774,789
Kum Yang Co. Ltd. (a)	3,455	103,213
Kumho Petro Chemical Co. Ltd.	1,552	160,340
L&F Co. Ltd. (a)	2,327	197,759
LG Chemical Ltd.	4,609	1,039,702
LG Corp.	8,842	484,759
LG Display Co. Ltd. (a)	28,294	216,822
LG Electronics, Inc.	9,920	640,922
LG Energy Solution (a)	4,349	1,280,482
LG H & H Co. Ltd.	654	157,079
LG Innotek Co. Ltd.	1,348	171,676
LG Uplus Corp.	19,327	140,536
Lotte Chemical Corp.	1,792	123,585
LS Electric Co. Ltd.	1,424	149,732
Meritz Financial Holdings Co.	8,913	661,806
Mirae Asset Securities Co. Ltd.	23,761	155,428
NAVER Corp.	12,112	1,486,414
NCSOFT Corp.	1,293	203,655
Netmarble Corp. (a)(c)	2,683	112,515
NH Investment & Securities Co. Ltd.	11,655	112,598
Orion Corp./Republic of Korea	2,360	170,645
POSCO	6,723	1,625,223
POSCO Chemtech Co. Ltd.	2,890	465,663
POSCO ICT Co. Ltd.	5,042	98,825
Posco International Corp.	5,032	189,448
S-Oil Corp.	4,291	178,577
Samsung Biologics Co. Ltd. (a)(c)	1,663	1,206,688
Samsung C&T Corp.	8,288	702,101
Samsung E&A Co. Ltd. (a)	14,523	187,522
Samsung Electro-Mechanics Co. Ltd.	5,298	451,938
Samsung Electronics Co. Ltd.	444,993	18,956,727
Samsung Fire & Marine Insurance Co. Ltd.	2,871	698,327
Samsung Heavy Industries Co. Ltd. (a)	62,007	429,113
Samsung Life Insurance Co. Ltd.	7,453	547,156
Samsung SDI Co. Ltd.	5,114	1,202,982
Samsung SDS Co. Ltd.	3,925	406,123
Shinhan Financial Group Co. Ltd.	40,402	1,509,912
SK Biopharmaceuticals Co. Ltd. (a)	2,921	248,906
SK Bioscience Co. Ltd. (a)	2,408	94,317
SK Hynix, Inc.	50,951	6,692,037
SK Innovation Co., Ltd. (a)	5,813	492,814
SK Square Co. Ltd. (a)	8,790	532,565
SK Telecom Co. Ltd.	5,061	208,380
SK, Inc.	3,383	363,203
SKC Co. Ltd. (a)	1,744	188,811
Woori Financial Group, Inc.	58,786	656,609
Yuhan Corp.	5,257	526,492
TOTAL KOREA (SOUTH)		71,060,581
Kuwait - 0.2%
Boubyan Bank KSC	136,708	248,803
Gulf Bank	180,000	184,344
Kuwait Finance House KSCP	954,936	2,245,626
Mabanee Co. SAKC	62,871	171,224
Mobile Telecommunication Co.	185,919	276,514
National Bank of Kuwait	737,682	2,045,107
TOTAL KUWAIT		5,171,618
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	43,872	1,082,330
Eurofins Scientific SA	12,679	623,104
Reinet Investments SCA	12,871	359,042
TOTAL LUXEMBOURG		2,064,476
Macau - 0.1%
Galaxy Entertainment Group Ltd.	204,000	907,918
Sands China Ltd. (a)	226,000	575,007
TOTAL MACAU		1,482,925
Malaysia - 0.4%
AMMB Holdings Bhd	231,900	269,221
Axiata Group Bhd	251,360	129,257
CelcomDigi Bhd	325,600	252,521
CIMB Group Holdings Bhd	646,443	1,172,214
Gamuda Bhd	181,063	351,510
Genting Bhd	205,700	184,791
Genting Malaysia Bhd	281,400	143,598
Hong Leong Bank Bhd	60,000	279,919
IHH Healthcare Bhd	203,200	336,284
Inari Amertron Bhd	266,100	172,506
IOI Corp. Bhd	236,200	202,888
Kuala Lumpur Kepong Bhd	47,144	229,699
Malayan Banking Bhd	505,998	1,211,771
Malaysia Airports Holdings Bhd	85,716	198,293
Maxis Bhd	219,600	180,816
MISC Bhd	126,400	216,212
MR DIY Group M Sdn Bhd (c)	313,700	156,333
Nestle (Malaysia) Bhd	6,600	150,372
Petronas Chemicals Group Bhd	259,100	319,121
Petronas Dagangan Bhd	28,800	117,809
Petronas Gas Bhd	72,500	285,674
PPB Group Bhd	63,140	200,682
Press Metal Aluminium Holdings	347,900	374,431
Public Bank Bhd	1,359,700	1,368,243
QL Resources Bhd	157,200	171,882
RHB Bank Bhd	143,896	210,334
SD Guthrie Bhd	193,516	202,939
Sime Darby Bhd	247,800	130,681
Sunway Bhd	211,900	210,497
Telekom Malaysia Bhd	103,921	153,853
Tenaga Nasional Bhd	242,100	774,512
YTL Corp. Bhd	302,700	135,316
YTL Power International Bhd	225,400	157,003
TOTAL MALAYSIA		10,651,182
Mexico - 0.6%
Alfa SA de CV Series A	333,709	241,824
America Movil S.A.B. de CV Series L	1,726,600	1,364,229
Arca Continental S.A.B. de CV	47,500	406,668
Banco del Bajio SA (c)	77,700	172,723
CEMEX S.A.B. de CV unit	1,416,080	745,920
Coca-Cola FEMSA S.A.B. de CV unit	49,120	408,779
Fibra Uno Administracion SA de CV	264,000	303,984
Fomento Economico Mexicano S.A.B. de CV unit	167,700	1,627,845
Gruma S.A.B. de CV Series B	16,790	290,027
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	36,390	630,994
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	16,790	449,062
Grupo Aeroportuario Norte S.A.B. de CV	26,300	220,303
Grupo Bimbo S.A.B. de CV Series A	123,200	382,724
Grupo Carso SA de CV Series A1	53,100	319,271
Grupo Comercial Chedraui S.A.B. de CV	27,200	172,108
Grupo Financiero Banorte S.A.B. de CV	242,200	1,686,485
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	170,900	383,745
Grupo Mexico SA de CV Series B	290,900	1,521,993
Industrias Penoles SA de CV (a)	18,620	292,484
Kimberly-Clark de Mexico SA de CV Series A	140,700	202,020
Operadora de Sites Mexicanos, SA de CV	121,600	106,532
Orbia Advance Corp. S.A.B. de CV	85,900	78,819
Prologis Property Mexico SA	93,573	313,180
Promotora y Operadora de Infraestructura S.A.B. de CV	17,710	154,473
Southern Copper Corp.	8,025	879,139
Wal-Mart de Mexico SA de CV Series V	488,600	1,343,500
TOTAL MEXICO		14,698,831
Netherlands - 2.5%
ABN AMRO Bank NV GDR (Bearer) (c)	43,027	710,932
Adyen BV (a)(c)	2,029	3,099,620
AEGON NV	126,646	799,367
Akzo Nobel NV	15,938	1,017,059
Argenx SE (a)	5,548	3,271,412
ASM International NV (Netherlands)	4,384	2,442,526
ASML Holding NV (Netherlands)	37,290	25,197,237
ASR Nederland NV	14,697	696,539
BE Semiconductor Industries NV	7,172	764,064
Euronext NV (c)	7,527	830,212
EXOR NV	9,252	978,207
Heineken Holding NV	12,146	842,253
Heineken NV (Bearer)	26,851	2,202,231
IMCD NV	5,351	850,091
ING Groep NV (Certificaten Van Aandelen)	308,230	5,230,784
JDE Peet's BV	11,406	256,822
Koninklijke Ahold Delhaize NV	87,415	2,882,047
Koninklijke KPN NV	368,547	1,440,387
Koninklijke Philips Electronics NV	74,546	1,961,217
Nebius Group NV Class A (a)(d)	15,310	0
NN Group NV	25,261	1,241,715
Randstad NV	10,136	466,927
Universal Music Group NV	77,469	1,949,600
Wolters Kluwer NV	23,190	3,902,296
TOTAL NETHERLANDS		63,033,545
New Zealand - 0.2%
Auckland International Airport Ltd.	139,047	601,231
Fisher & Paykel Healthcare Corp. Ltd.	54,728	1,172,881
Mercury Nz Ltd.	67,814	266,922
Meridian Energy Ltd.	120,746	428,814
Spark New Zealand Ltd.	173,176	300,458
Xero Ltd. (a)	13,568	1,318,207
TOTAL NEW ZEALAND		4,088,513
Norway - 0.3%
Aker BP ASA	29,417	627,373
DNB Bank ASA	83,539	1,725,429
Equinor ASA	78,134	1,856,636
Gjensidige Forsikring ASA	18,725	337,895
Kongsberg Gruppen ASA	8,247	858,422
Mowi ASA	43,311	744,345
Norsk Hydro ASA	130,977	813,020
Orkla ASA	65,349	604,170
Salmar ASA	6,170	312,982
Telenor ASA	57,104	701,328
TOTAL NORWAY		8,581,600
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	15,088	197,049
Credicorp Ltd. (United States)	6,329	1,165,359
TOTAL PERU		1,362,408
Philippines - 0.2%
Ayala Corp.	23,480	276,646
Ayala Land, Inc.	622,200	347,637
Bank of the Philippine Islands (BPI)	172,336	421,630
BDO Unibank, Inc.	221,316	576,901
International Container Terminal Services, Inc.	94,390	638,879
JG Summit Holdings, Inc.	245,551	102,113
Jollibee Food Corp.	41,990	190,542
Manila Electric Co.	25,690	213,815
Metropolitan Bank & Trust Co.	169,313	219,805
PLDT, Inc.	6,865	168,037
SM Investments Corp.	20,535	329,791
SM Prime Holdings, Inc.	948,300	496,789
Universal Robina Corp.	79,190	132,296
TOTAL PHILIPPINES		4,114,881
Poland - 0.2%
Alior Bank SA	8,401	183,436
Allegro.eu SA (a)(c)	54,257	476,049
Bank Polska Kasa Opieki SA	17,267	604,793
Budimex SA	1,166	145,941
CD Projekt SA	6,164	247,546
Dino Polska SA (a)(c)	4,573	378,955
InPost SA (a)	18,669	364,108
KGHM Polska Miedz SA (Bearer)	13,016	485,976
LPP SA	104	377,001
mBank SA (a)	1,362	191,161
Orlen SA	54,182	705,100
PGE Polska Grupa Energetyczna SA (a)	85,219	146,731
Powszechna Kasa Oszczednosci Bank SA	81,722	1,139,239
Powszechny Zaklad Ubezpieczen SA	56,185	557,253
Santander Bank Polska SA	3,818	427,036
TOTAL POLAND		6,430,325
Portugal - 0.1%
Energias de Portugal SA	292,662	1,149,855
Galp Energia SGPS SA	43,508	741,596
Jeronimo Martins SGPS SA	26,320	511,611
TOTAL PORTUGAL		2,403,062
Qatar - 0.2%
Barwa Real Estate Co.	203,040	159,265
Dukhan Bank	176,694	179,072
Industries Qatar QSC	139,091	509,988
Masraf al Rayan	563,098	366,841
Mesaieed Petrochemical Holding Co.	530,798	230,630
Ooredoo QSC	76,256	239,596
Qatar Electricity & Water Co.	40,963	182,483
Qatar Fuel Co.	55,739	234,682
Qatar Gas Transport Co. Ltd. (Nakilat)	253,800	298,342
Qatar International Islamic Bank QSC	93,066	268,130
Qatar Islamic Bank	165,297	930,675
Qatar National Bank SAQ	430,536	2,051,579
The Commercial Bank of Qatar	300,629	350,913
TOTAL QATAR		6,002,196
Romania - 0.0%
NEPI Rockcastle PLC	54,601	430,253
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	120,680	0
Gazprom OAO (a)(d)	601,730	0
GMK Norilskiy Nickel PAO ADR (a)(d)	249,900	0
GMK Norilskiy Nickel PAO ADR sponsored ADR (a)(d)	6,705	0
Inter Rao Ues JSC (a)(d)	1,756,400	0
LUKOIL PJSC (a)(d)	21,149	0
Moscow Exchange MICEX-RTS OAO (a)(d)	72,930	0
Novolipetsk Steel OJSC (a)(d)	71,070	0
Ozon Holdings PLC ADR (a)(d)	2,304	0
PhosAgro PJSC sponsored GDR (Reg. S) (a)(d)	42	0
Polyus PJSC (a)(d)	1,749	0
Rosneft Oil Co. OJSC (a)(d)	55,210	0
Sberbank of Russia (a)(d)	551,355	0
Severstal PAO (a)(d)	7,553	0
Severstal PAO GDR (Reg. S) (a)(d)	2,375	0
Surgutneftegas OJSC (a)(d)	351,800	0
Tatneft PAO (a)(d)	71,609	0
TKS Holding MKPAO JSC (a)(d)	393	0
United Co. RUSAL International PJSC (a)(d)	141,950	0
VK IPJSC (a)(d)	3,049	0
VK IPJSC GDR (Reg. S) (a)(d)	3,849	0
VTB Bank OJSC (a)(d)	30,582	0
TOTAL RUSSIA		0
Saudi Arabia - 1.1%
ACWA Power Co.	13,674	1,675,526
Ades Holding Co.	30,738	161,887
Advanced Petrochemicals Co. (a)	11,516	111,459
Al Rajhi Bank	182,835	4,284,016
Al Rajhi Co. for Co-operative Insurance	3,782	180,455
Alinma Bank	114,523	856,857
Almarai Co. Ltd.	22,983	337,184
Arab National Bank	83,305	420,107
Arabian Internet and Communications Services Co. Ltd.	2,254	153,159
Bank Al-Jazira	47,383	207,412
Bank Albilad	57,514	563,547
Banque Saudi Fransi	54,522	452,935
Bupa Arabia for Cooperative Insurance Co.	7,698	412,806
Dallah Healthcare Co.	3,356	142,615
Dar Al Arkan Real Estate Development Co. (a)	50,163	222,519
Dr Sulaiman Al Habib Medical Services Group Co.	8,176	623,045
Elm Co.	2,240	609,906
Etihad Etisalat Co.	35,182	485,243
Jarir Marketing Co.	55,124	194,329
Mobile Telecommunications Co. Saudi Arabia	44,703	125,693
Mouwasat Medical Services Co.	9,397	235,444
Nahdi Medical Co.	3,481	114,374
Power & Water Utility Co. for Jubail & Yanbu	7,158	112,067
Riyad Bank	137,308	941,417
Sabic Agriculture-Nutrients Co.	21,790	660,250
Sahara International Petrochemical Co.	34,510	241,663
SAL Saudi Logistics Services	2,178	159,942
Saudi Arabian Mining Co. (a)	120,758	1,813,444
Saudi Arabian Oil Co. (c)	405,974	2,918,577
Saudi Aramco Base Oil Co. - Luberef	4,588	143,173
Saudi Awwal Bank	94,162	847,425
Saudi Basic Industries Corp.	83,979	1,625,602
Saudi Electricity Co.	78,035	340,755
Saudi Industrial Investment Group	33,304	158,198
Saudi Investment Bank/The	57,326	201,176
Saudi Kayan Petrochemical Co. (a)	69,524	144,020
Saudi Research & Marketing Group (a)	3,310	263,693
Saudi Tadawul Group Holding Co.	4,405	280,085
Saudi Telecom Co.	186,561	2,093,763
The Co. for Cooperative Insurance	6,899	257,907
The Saudi National Bank	274,220	2,420,426
The Savola Group (a)	52,327	359,463
Yanbu National Petrochemical Co.	25,846	273,896
TOTAL SAUDI ARABIA		28,827,460
Singapore - 1.0%
CapitaLand Ascendas REIT	350,058	709,396
CapitaLand Integrated Commercial Trust	559,313	849,753
CapitaLand Investment Ltd.	218,445	461,485
DBS Group Holdings Ltd.	185,758	5,386,017
Genting Singapore Ltd.	568,500	358,046
Grab Holdings Ltd. (a)	196,765	802,801
Keppel Ltd.	135,700	653,322
Oversea-Chinese Banking Corp. Ltd.	315,452	3,619,213
Sea Ltd. ADR Class A (a)	34,543	3,248,769
Sembcorp Industries Ltd.	83,500	316,786
Singapore Airlines Ltd.	137,800	672,204
Singapore Exchange Ltd.	80,500	689,804
Singapore Technologies Engineering Ltd.	145,500	498,847
Singapore Telecommunications Ltd.	693,800	1,636,836
STMicroelectronics NV (France)	63,231	1,721,208
United Overseas Bank Ltd.	117,803	2,863,679
TOTAL SINGAPORE		24,488,166
South Africa - 1.0%
Absa Group Ltd.	79,031	757,404
Anglo American Platinum Ltd.	7,531	296,024
Anglo American PLC (United Kingdom)	118,593	3,676,433
Aspen Pharmacare Holdings Ltd.	35,416	359,793
Bid Corp. Ltd.	31,122	733,768
Bidvest Group Ltd./The	31,780	514,268
Capitec Bank Holdings Ltd.	8,127	1,468,150
Clicks Group Ltd.	22,384	479,733
Discovery Ltd.	50,533	518,188
Exxaro Resources Ltd.	22,350	210,763
FirstRand Ltd.	471,049	2,069,646
Gold Fields Ltd.	83,527	1,377,450
Harmony Gold Mining Co. Ltd.	53,169	576,851
Impala Platinum Holdings Ltd. (a)	84,218	555,883
Kumba Iron Ore Ltd.	5,976	113,171
MTN Group Ltd.	157,651	782,981
Naspers Ltd. Class N	16,634	3,931,403
Nedbank Group Ltd.	43,110	730,691
Northam Platinum Holdings Ltd.	33,342	246,680
Old Mutual Ltd.	450,585	311,039
OUTsurance Group Ltd.	79,424	271,610
Pepkor Holdings Ltd. (c)	220,145	285,764
Remgro Ltd.	47,009	409,534
Sanlam Ltd.	167,160	835,145
Sasol Ltd.	53,927	303,098
Shoprite Holdings Ltd.	46,749	807,374
Sibanye-Stillwater Ltd. (a)	266,076	310,204
Standard Bank Group Ltd.	124,874	1,719,206
Vodacom Group Ltd.	58,737	367,734
Woolworths Holdings Ltd.	88,484	328,040
TOTAL SOUTH AFRICA		25,348,028
Spain - 1.7%
Acciona SA	2,326	297,035
ACS Actividades de Construccion y Servicios SA	17,190	822,731
Aena SME SA (c)	6,997	1,545,030
Amadeus IT Holding SA Class A	42,015	3,043,741
Banco Bilbao Vizcaya Argentaria SA	537,733	5,352,959
Banco de Sabadell SA	508,970	990,171
Banco Santander SA (Spain)	1,445,358	7,062,269
CaixaBank SA (b)	338,981	2,065,670
Cellnex Telecom SA (c)	49,448	1,812,624
EDP Renovaveis SA	29,207	393,312
Endesa SA	29,429	633,986
Grifols SA (a)	27,920	311,140
Iberdrola SA	569,855	8,457,987
Industria de Diseno Textil SA	101,761	5,789,115
Redeia Corp. SA	37,720	697,509
Repsol SA	113,534	1,421,262
Telefonica SA (b)	370,302	1,737,699
TOTAL SPAIN		42,434,240
Sweden - 2.0%
AddTech AB (B Shares)	24,142	669,343
Alfa Laval AB	27,013	1,191,360
ASSA ABLOY AB (B Shares)	93,537	2,929,835
Atlas Copco AB:
(A Shares)	250,174	4,128,726
(B Shares)	146,176	2,120,362
Beijer Ref AB (B Shares)	33,721	505,915
Boliden AB	25,534	792,774
Epiroc AB:
(A Shares)	61,945	1,209,805
(B Shares)	35,899	616,256
EQT AB	34,924	1,012,855
Essity AB (B Shares)	56,866	1,605,445
Evolution AB (c)	16,804	1,588,765
Fastighets AB Balder (a)	61,811	478,149
Getinge AB (B Shares)	21,244	374,153
H&M Hennes & Mauritz AB (B Shares) (b)	53,112	788,862
Hexagon AB (B Shares)	193,891	1,812,712
Holmen AB (B Shares)	7,031	277,292
Husqvarna AB (B Shares)	33,205	214,353
Industrivarden AB:
(A Shares)	11,129	383,134
(C Shares)	15,163	520,872
Indutrade AB	25,366	687,089
Investment AB Latour (B Shares)	13,799	379,990
Investor AB:
(A Shares)	4,514	127,948
(B Shares)	156,885	4,438,759
L E Lundbergforetagen AB (B Shares)	7,138	352,728
Lifco AB (B Shares)	21,660	644,440
Nibe Industrier AB (B Shares)	141,482	683,073
Saab AB (B Shares)	29,910	615,069
Sagax AB	20,469	489,509
Sandvik AB	99,505	1,951,893
Securitas AB (B Shares)	45,682	535,945
Skandinaviska Enskilda Banken AB (A Shares)	148,012	2,090,037
Skanska AB (B Shares)	31,667	642,580
SKF AB (B Shares)	31,867	602,074
Svenska Cellulosa AB SCA (B Shares)	56,718	749,795
Svenska Handelsbanken AB (A Shares)	136,039	1,413,532
Swedbank AB (A Shares)	79,186	1,606,826
Swedish Orphan Biovitrum AB (a)	18,243	570,171
Tele2 AB (B Shares)	50,253	526,606
Telefonaktiebolaget LM Ericsson (B Shares)	258,892	2,170,578
Telia Co. AB	219,156	636,824
Trelleborg AB (B Shares)	19,847	658,676
Volvo AB:
(A Shares)	18,395	481,691
(B Shares)	148,495	3,856,434
Volvo Car AB (b)	71,604	154,068
TOTAL SWEDEN		50,287,303
Switzerland - 3.9%
ABB Ltd. (Reg.)	147,575	8,200,911
Adecco SA (Reg.)	15,731	492,943
Avolta AG	8,732	347,171
Bachem Holding AG (B Shares)	3,198	253,122
Baloise Holdings AG	4,048	777,677
Banque Cantonale Vaudoise	2,819	281,068
Barry Callebaut AG	333	583,054
BKW AG	1,982	347,949
Chocoladefabriken Lindt & Spruengli AG	92	1,083,481
Chocoladefabriken Lindt & Spruengli AG	10	1,162,643
Clariant AG (Reg.)	20,202	280,496
Compagnie Financiere Richemont SA Series A	50,155	7,302,593
DSM-Firmenich AG	17,359	2,060,054
Ems-Chemie Holding AG	658	506,330
Galderma Group AG (a)	5,550	519,363
Geberit AG (Reg.)	3,125	1,957,038
Givaudan SA	862	4,089,646
Helvetia Holding AG (Reg.)	3,471	587,644
Julius Baer Group Ltd.	19,138	1,166,874
Kuehne & Nagel International AG	4,508	1,125,499
Logitech International SA (Reg.)	14,578	1,194,533
Lonza Group AG	6,740	4,156,938
Novartis AG	183,894	19,953,654
Partners Group Holding AG	2,116	2,923,268
Sandoz Group AG	38,211	1,741,188
Schindler Holding AG:
(participation certificate)	3,782	1,101,030
(Reg.)	2,213	630,419
SGS SA (Reg.)	14,354	1,520,921
Sig Group AG	28,547	614,543
Sika AG	14,227	3,962,241
Sonova Holding AG	4,728	1,730,153
Straumann Holding AG	10,415	1,373,108
Swatch Group AG (Bearer)	2,598	533,117
Swatch Group AG (Bearer) (Reg.)	5,503	222,720
Swiss Life Holding AG	2,680	2,186,083
Swiss Prime Site AG	7,238	784,944
Swisscom AG	2,416	1,471,618
Temenos AG	5,609	388,093
UBS Group AG	306,770	9,428,146
VAT Group AG (c)	2,528	1,052,419
Zurich Insurance Group Ltd.	13,649	8,047,522
TOTAL SWITZERLAND		98,142,214
Taiwan - 5.4%
Accton Technology Corp.	47,000	792,345
Acer, Inc.	274,000	340,639
Advantech Co. Ltd.	44,674	439,234
Alchip Technologies Ltd.	7,000	435,015
ASE Technology Holding Co. Ltd.	306,500	1,450,099
Asia Cement Corp.	216,000	314,895
Asia Vital Components Co. Ltd.	30,000	576,573
ASUSTeK Computer, Inc.	66,000	1,169,217
AUO Corp.	600,600	310,433
Catcher Technology Co. Ltd.	57,000	416,207
Cathay Financial Holding Co. Ltd.	888,872	1,883,363
Chailease Holding Co. Ltd.	141,317	663,912
Chang Hwa Commercial Bank	569,366	313,884
Cheng Shin Rubber Industry Co. Ltd.	169,000	243,517
China Airlines Ltd.	271,000	189,605
China Steel Corp.	1,097,000	769,744
Chunghwa Telecom Co. Ltd.	355,000	1,351,946
Compal Electronics, Inc.	389,000	428,415
CTBC Financial Holding Co. Ltd.	1,464,000	1,628,239
Delta Electronics, Inc.	182,000	2,255,181
E Ink Holdings, Inc.	80,000	751,175
E.SUN Financial Holdings Co. Ltd.	1,340,510	1,143,590
ECLAT Textile Co. Ltd.	18,000	301,852
eMemory Technology, Inc.	6,000	585,309
EVA Airways Corp.	253,000	293,142
Evergreen Marine Corp. (Taiwan)	96,343	612,428
Far Eastern New Century Corp.	275,000	318,363
Far EasTone Telecommunications Co. Ltd.	166,000	459,883
Feng Tay Enterprise Co. Ltd.	46,584	205,449
First Financial Holding Co. Ltd.	1,050,004	887,042
Formosa Chemicals & Fibre Corp.	330,000	394,967
Formosa Plastics Corp.	357,000	525,246
Fortune Electric Co. Ltd.	14,000	235,103
Fubon Financial Holding Co. Ltd.	764,432	2,142,363
Gigabyte Technology Co. Ltd.	50,000	395,369
Global Unichip Corp.	8,000	300,039
GlobalWafers Co. Ltd.	25,000	326,488
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,163,800	7,483,929
Hotai Motor Co. Ltd.	28,400	573,413
Hua Nan Financial Holdings Co. Ltd.	830,033	656,651
Innolux Corp.	711,156	343,963
Inventec Corp.	252,000	349,661
Kgi Financial Holding Co. Ltd.	1,484,313	767,319
Largan Precision Co. Ltd.	9,000	632,419
Lite-On Technology Corp.	197,000	619,566
MediaTek, Inc.	142,000	5,545,805
Mega Financial Holding Co. Ltd.	1,106,619	1,352,692
Micro-Star International Co. Ltd.	67,000	367,693
Nan Ya Plastics Corp.	481,000	621,751
Nanya Technology Corp. (a)	112,000	145,506
Nien Made Enterprise Co. Ltd.	17,000	254,146
Novatek Microelectronics Corp.	54,000	837,090
Pegatron Corp.	186,000	565,820
PharmaEssentia Corp. (a)	23,000	451,270
Pou Chen Corp.	211,000	247,498
President Chain Store Corp.	53,000	488,222
Quanta Computer, Inc.	252,000	2,295,950
Realtek Semiconductor Corp.	46,000	677,132
Ruentex Development Co. Ltd.	144,575	208,229
Shin Kong Financial Holding Co. Ltd. (a)	1,326,548	470,923
Sinopac Financial Holdings Co.	1,000,453	712,512
Synnex Technology International Corp.	115,000	253,417
Taishin Financial Holdings Co. Ltd.	1,090,021	581,036
Taiwan Business Bank	635,017	306,459
Taiwan Cooperative Financial Holding Co. Ltd.	988,836	775,661
Taiwan High Speed Rail Corp.	181,000	164,695
Taiwan Mobile Co. Ltd.	170,000	601,109
Taiwan Semiconductor Manufacturing Co. Ltd.	2,299,000	72,330,231
Tcc Group Holdings	633,667	631,546
The Shanghai Commercial & Savings Bank Ltd.	361,312	450,297
Uni-President Enterprises Corp.	451,000	1,267,093
Unimicron Technology Corp.	128,000	627,161
United Microelectronics Corp.	1,054,000	1,525,607
Vanguard International Semiconductor Corp.	92,000	272,441
Vanguard International Semiconductor Corp. rights 10/18/24 (a)	7,504	1,997
Voltronic Power Technology Corp.	6,000	395,871
Walsin Lihwa Corp.	258,162	237,377
Wan Hai Lines Ltd.	65,145	173,034
Winbond Electronics Corp.	309,437	183,749
Wistron Corp.	256,000	863,261
Wiwynn Corp.	10,629	606,252
WPG Holding Co. Ltd.	149,400	340,552
Yageo Corp.	38,099	650,114
Yang Ming Marine Transport Corp.	163,000	335,732
Yuanta Financial Holding Co. Ltd.	964,074	970,083
Zhen Ding Technology Holding Ltd.	62,000	214,491
TOTAL TAIWAN		137,278,697
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	27,500	223,683
Advanced Information Service PCL NVDR	83,300	677,556
Airports of Thailand PCL:
(For. Reg.)	171,900	311,493
NVDR	228,500	414,056
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	237,926
NVDR	740,800	603,408
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	36,148
NVDR	567,000	132,316
Bumrungrad Hospital PCL:
(For. Reg.)	10,800	87,098
NVDR	41,200	332,264
Central Pattana PCL:
(For. Reg.)	74,500	138,505
NVDR	112,800	209,710
Central Retail Corp. PCL:
(For. Reg.)	96,317	91,193
NVDR	55,200	52,264
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	80,977
NVDR	236,900	174,236
CP ALL PCL:
(For. Reg.)	143,900	269,524
NVDR	401,900	752,756
CP Axtra PCL NVDR	198,446	197,999
Delta Electronics PCL:
(For. Reg.)	16,000	64,982
NVDR	275,400	1,118,501
Gulf Energy Development PCL:
(For. Reg.)	68,700	135,378
NVDR	214,600	422,884
Home Product Center PCL:
(For. Reg.)	187,500	52,958
NVDR	373,400	105,464
Intouch Holdings PCL:
(For. Reg.)	16,900	53,542
NVDR	77,200	244,583
Kasikornbank PCL NVDR	54,400	235,606
Krung Thai Bank PCL:
(For. Reg.)	95,600	58,022
NVDR	225,500	136,861
Krungthai Card PCL:
(For. Reg.)	27,500	38,802
NVDR	52,500	74,076
Minor International PCL:
(For. Reg.)	98,681	78,159
NVDR	220,141	174,361
PTT Exploration and Production PCL:
(For. Reg.)	33,000	123,851
NVDR	96,000	360,293
PTT Global Chemical PCL NVDR	203,800	156,972
PTT Oil & Retail Business PCL NVDR	269,300	122,803
PTT PCL:
(For. Reg.)	314,700	312,417
NVDR	618,700	614,213
SCB X PCL:
(For. Reg.)	31,400	105,523
NVDR	47,100	158,284
SCG Packaging PCL NVDR	114,200	86,050
Siam Cement PCL:
(For. Reg.)	25,900	161,115
NVDR	48,100	299,213
Thai Oil PCL:
(For. Reg.)	22,133	26,887
NVDR	93,266	113,298
TMBThanachart Bank PCL NVDR	2,309,200	121,751
True Corp. PCL (a)	319,517	116,271
True Corp. PCL NVDR (a)	641,386	233,397
TOTAL THAILAND		11,129,629
Turkey - 0.2%
Akbank TAS	286,313	422,806
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,579	103,943
Aselsan A/S	122,441	217,439
Bim Birlesik Magazalar A/S JSC	42,557	579,391
Coca-Cola Icecek Sanayi A/S	77,239	114,737
Eregli Demir ve Celik Fabrikalari T.A.S.	135,364	188,044
Ford Otomotiv Sanayi A/S	6,558	187,276
Haci Omer Sabanci Holding A/S	98,528	239,383
Koc Holding A/S	71,147	350,907
Pegasus Hava Tasimaciligi A/S	19,530	132,005
Sasa Polyester Sanayi A/S	972,196	109,236
Tofas Turk Otomobil Fabrikasi A/S	10,330	56,677
Turk Hava Yollari AO (a)	53,374	424,469
Turkcell Iletisim Hizmet A/S	112,887	279,211
Turkiye Is Bankasi A/S Series C	818,929	281,062
Turkiye Petrol Rafinerileri A/S	92,915	392,106
Turkiye Sise ve Cam Fabrikalari A/S	128,366	146,629
Yapi ve Kredi Bankasi A/S	317,659	226,946
TOTAL TURKEY		4,452,267
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	273,954	666,789
Abu Dhabi Islamic Bank	135,504	464,832
Abu Dhabi National Oil Co. for Distribution PJSC	301,822	296,641
ADNOC Drilling Co. PJSC	298,722	412,333
Aldar Properties PJSC	359,182	745,148
Americana Restaurants International PLC	279,030	171,685
Dubai Islamic Bank Pakistan Ltd.	273,380	465,179
Emaar Properties PJSC	615,976	1,457,326
Emirates NBD Bank PJSC	176,596	913,498
Emirates Telecommunications Corp.	323,601	1,561,158
First Abu Dhabi Bank PJSC	412,746	1,476,561
Multiply Group (a)	318,641	196,925
NMC Health PLC (a)(d)	2,259	0
TOTAL UNITED ARAB EMIRATES		8,828,075
United Kingdom - 6.7%
3i Group PLC	90,806	3,723,747
Admiral Group PLC	24,193	799,857
AngloGold Ashanti PLC	39,251	1,095,069
Ashtead Group PLC	40,806	3,045,489
Associated British Foods PLC	31,400	899,255
AstraZeneca PLC (United Kingdom)	144,665	20,584,904
Auto Trader Group PLC (c)	83,733	904,106
Aviva PLC	250,049	1,460,911
BAE Systems PLC	282,800	4,557,975
Barclays PLC	1,377,315	4,222,163
Barratt Developments PLC	128,797	741,369
Berkeley Group Holdings PLC	9,522	543,371
British American Tobacco PLC (United Kingdom)	186,290	6,514,395
BT Group PLC (b)	604,058	1,076,833
Bunzl PLC	31,594	1,390,011
Centrica PLC	486,375	735,654
CK Hutchison Holdings Ltd.	250,000	1,314,782
Coca-Cola Europacific Partners PLC	19,245	1,462,620
Compass Group PLC	158,658	5,152,645
Croda International PLC	12,416	593,164
DCC PLC (United Kingdom)	9,196	581,506
Diageo PLC	207,360	6,403,646
Entain PLC	59,510	571,677
Halma PLC	35,494	1,132,752
Hargreaves Lansdown PLC	33,248	466,443
HSBC Holdings PLC (United Kingdom)	1,727,823	15,858,000
Imperial Brands PLC	75,799	2,287,464
Informa PLC	124,810	1,301,331
InterContinental Hotel Group PLC	15,040	1,658,875
Intertek Group PLC	15,000	899,005
J Sainsbury PLC	154,691	530,979
JD Sports Fashion PLC	241,927	386,821
Kingfisher PLC	171,842	649,872
Land Securities Group PLC	66,158	513,124
Legal & General Group PLC	556,357	1,557,464
Lloyds Banking Group PLC	5,822,233	3,996,383
London Stock Exchange Group PLC	44,609	6,046,121
M&G PLC	214,360	536,090
Melrose Industries PLC	122,700	751,524
National Grid PLC	448,990	5,637,586
NatWest Group PLC	620,184	2,938,587
Next PLC	11,184	1,411,836
Pearson PLC	55,976	821,970
Persimmon PLC	29,965	566,825
Phoenix Group Holdings PLC	65,441	414,489
Reckitt Benckiser Group PLC	65,132	3,951,170
RELX PLC (London Stock Exchange)	174,217	7,989,540
Rentokil Initial PLC	235,977	1,183,608
Rolls-Royce Holdings PLC (a)	793,728	5,477,040
Sage Group PLC	93,405	1,167,556
Schroders PLC	76,018	337,194
Segro PLC	120,067	1,215,650
Severn Trent PLC	25,311	838,125
Smith & Nephew PLC	81,731	1,016,147
Smiths Group PLC	32,274	636,304
Spirax-Sarco Engineering PLC	6,877	572,400
SSE PLC	102,083	2,318,021
Standard Chartered PLC (United Kingdom)	202,364	2,346,691
Taylor Wimpey PLC	331,468	626,701
Tesco PLC	646,448	2,854,502
Unilever PLC	232,799	14,201,212
United Utilities Group PLC	63,968	844,214
Vodafone Group PLC	2,097,397	1,950,403
Vodafone Group PLC sponsored ADR	1,083	10,039
Whitbread PLC	16,794	652,466
Wise PLC (a)	62,259	566,776
WPP PLC	100,254	1,053,762
TOTAL UNITED KINGDOM		170,548,211
United States of America - 5.7%
Alcon, Inc. (Switzerland)	46,620	4,296,242
BP PLC	1,542,190	7,542,572
Brookfield Renewable Corp.	12,748	390,309
BRP, Inc. Subordinate Voting Shares	3,371	166,208
CNH Industrial NV	111	1,250
CSL Ltd.	45,116	8,470,770
CyberArk Software Ltd. (a)	4,033	1,115,205
Experian PLC	85,760	4,176,729
Ferrovial SE	48,690	1,953,259
GFL Environmental, Inc.	20,495	857,424
GSK PLC	386,799	6,985,039
Haleon PLC	724,468	3,481,841
Holcim AG	48,618	4,790,017
James Hardie Industries PLC CDI (a)	40,267	1,284,246
JBS SA	72,200	449,743
Legend Biotech Corp. ADR (a)	6,696	301,454
Monday.com Ltd. (a)	3,493	1,026,488
Nestle SA (Reg. S)	244,464	23,100,050
QIAGEN NV (Germany)	20,615	875,656
Roche Holding AG:
(Bearer)	3,008	1,021,302
(participation certificate)	65,534	20,309,217
Sanofi SA	106,353	11,239,366
Schneider Electric SA	51,024	13,217,704
Shell PLC (London)	587,927	19,629,307
Stellantis NV (Italy)	197,458	2,705,431
Swiss Re Ltd.	28,138	3,605,431
Tenaris SA	44,133	727,112
TOTAL UNITED STATES OF AMERICA		143,719,372
Zambia - 0.0%
First Quantum Minerals Ltd. (a)	66,530	859,608
TOTAL COMMON STOCKS (Cost $2,208,640,615)		2,466,825,068

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Colombia - 0.0%
Bancolombia SA (PN)	39,124	313,151
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	5,506	404,567
Dr. Ing. h.c. F. Porsche AG Series F (c)	10,576	744,132
Henkel AG & Co. KGaA	15,868	1,373,584
Porsche Automobil Holding SE (Germany)	14,203	590,039
Sartorius AG (non-vtg.)	2,429	628,038
Volkswagen AG	19,204	1,863,994
TOTAL GERMANY		5,604,354
Korea (South) - 0.2%
AMOREPACIFIC Corp.	2,030	48,783
Hyundai Motor Co. Ltd.	2,154	244,054
Hyundai Motor Co. Ltd. Series 2	3,367	390,284
LG Chemical Ltd.	714	107,849
LG H & H Co. Ltd.	569	60,076
Samsung Electronics Co. Ltd.	77,577	2,677,411
TOTAL KOREA (SOUTH)		3,528,457
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	352,900	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,738,688)		9,445,962

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $1,846,839)	1,852,000	1,847,255

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (h)	53,095,972	53,106,591
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	11,672,717	11,673,884
TOTAL MONEY MARKET FUNDS (Cost $64,780,475)		64,780,475

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,288,006,617)	2,542,898,760
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,392,686)
NET ASSETS - 100.0%	2,536,506,074

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	318	Dec 2024	17,911,350	73,708	73,708
ICE MSCI EAFE Index Contracts (United States)	317	Dec 2024	37,250,670	(971,577)	(971,577)
TME S&P/TSX 60 Index Contracts (Canada)	22	Dec 2024	4,573,649	5,474	5,474

TOTAL FUTURES CONTRACTS					(892,395)
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,348,314 or 2.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,847,255.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	77,429,952	497,329,427	521,651,284	3,344,777	(1,504)	-	53,106,591	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	10,750,416	86,633,590	85,710,122	68,643	-	-	11,673,884	0.0%
Total	88,180,368	583,963,017	607,361,406	3,413,420	(1,504)	-	64,780,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	137,092,195	29,949,721	107,142,474	-
Consumer Discretionary	274,177,059	66,160,615	208,016,444	-
Consumer Staples	177,538,125	40,554,676	136,983,449	-
Energy	126,697,511	48,871,399	77,826,112	-
Financials	569,876,152	211,019,677	358,856,475	-
Health Care	231,812,748	39,467,877	192,344,871	-
Industrials	342,923,373	110,447,174	232,476,199	-
Information Technology	321,707,592	59,496,426	262,211,166	-
Materials	170,445,046	69,913,503	100,505,794	25,749
Real Estate	45,691,442	15,138,571	30,552,871	-
Utilities	78,309,787	37,362,851	40,946,936	-

Government Obligations	1,847,255	-	1,847,255	-

Money Market Funds	64,780,475	64,780,475	-	-
Total Investments in Securities:	2,542,898,760	793,162,965	1,749,710,046	25,749
Derivative Instruments: Assets
Futures Contracts	79,182	79,182	-	-
Total Assets	79,182	79,182	-	-
Liabilities
Futures Contracts	(971,577)	(971,577)	-	-
Total Liabilities	(971,577)	(971,577)	-	-
Total Derivative Instruments:	(892,395)	(892,395)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	79,182	(971,577)
Total Equity Risk	79,182	(971,577)
Total Value of Derivatives	79,182	(971,577)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $10,964,065) - See accompanying schedule:
Unaffiliated issuers (cost $2,223,226,142)	$2,478,118,285
Fidelity Central Funds (cost $64,780,475)	64,780,475

Total Investment in Securities (cost $2,288,006,617)		$2,542,898,760
Segregated cash with brokers for derivative instruments		105,474
Cash		14,865
Foreign currency held at value (cost $2,552,858)		2,507,271
Receivable for investments sold		148,256
Receivable for fund shares sold		3,223,540
Dividends receivable		4,895,086
Reclaims receivable		3,578,095
Distributions receivable from Fidelity Central Funds		181,506
Total assets		2,557,552,853
Liabilities
Payable for investments purchased
Regular delivery	$24,292
Delayed delivery	14,385
Payable for fund shares redeemed	2,576,227
Payable for daily variation margin on futures contracts	347,825
Deferred taxes	6,410,407
Collateral on securities loaned	11,673,643
Total liabilities		21,046,779
Net Assets		$2,536,506,074
Net Assets consist of:
Paid in capital		$2,321,784,207
Total accumulated earnings (loss)		214,721,867
Net Assets		$2,536,506,074
Net Asset Value, offering price and redemption price per share ($2,536,506,074 ÷ 185,311,348 shares)		$13.69
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$67,549,988
Interest		275,897
Income from Fidelity Central Funds (including $68,643 from security lending)		3,413,420
Income before foreign taxes withheld		$71,239,305
Less foreign taxes withheld		(5,777,953)
Total income		65,461,352
Expenses
Independent trustees' fees and expenses	$5,671
Proxy fee	7,176
Total expenses before reductions	12,847
Expense reductions	(706)
Total expenses after reductions		12,141
Net Investment income (loss)		65,449,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $44,721)	(32,742,561)
Fidelity Central Funds	(1,504)
Foreign currency transactions	167,394
Futures contracts	11,196,118
Total net realized gain (loss)		(21,380,553)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,771,396)	363,057,771
Assets and liabilities in foreign currencies	(19,910)
Futures contracts	3,891,646
Total change in net unrealized appreciation (depreciation)		366,929,507
Net gain (loss)		345,548,954
Net increase (decrease) in net assets resulting from operations		$410,998,165
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,449,211	$48,180,929
Net realized gain (loss)	(21,380,553)	(15,851,419)
Change in net unrealized appreciation (depreciation)	366,929,507	116,007,737
Net increase (decrease) in net assets resulting from operations	410,998,165	148,337,247
Distributions to shareholders	(49,799,346)	(35,599,173)

Share transactions
Proceeds from sales of shares	956,579,332	654,140,985
Reinvestment of distributions	36,508,132	24,757,989
Cost of shares redeemed	(466,312,128)	(418,912,908)

Net increase (decrease) in net assets resulting from share transactions	526,775,336	259,986,066
Total increase (decrease) in net assets	887,974,155	372,724,140

Net Assets
Beginning of period	1,648,531,919	1,275,807,779
End of period	$2,536,506,074	$1,648,531,919

Other Information
Shares
Sold	72,976,603	54,718,431
Issued in reinvestment of distributions	2,968,142	2,220,447
Redeemed	(35,468,260)	(35,235,613)
Net increase (decrease)	40,476,485	21,703,265

Financial Highlights
Fidelity Flex® International Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.36	$14.06	$11.04	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.39	.37	.37	.35	.27
Net realized and unrealized gain (loss)	2.26	.94	(3.76)	2.87	(.52)
Total from investment operations	2.65	1.31	(3.39)	3.22	(.25)
Distributions from net investment income	(.34)	(.29)	(.31)	(.20)	(.30)
Total distributions	(.34)	(.29)	(.31)	(.20)	(.30)
Net asset value, end of period	$13.69	$11.38	$10.36	$14.06	$11.04
Total Return C	23.59%	12.72%	(24.60)%	29.31%	(2.24)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	.01%	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.98%	3.09%	3.10%	2.56%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,536,506	$1,648,532	$1,275,808	$1,272,152	$575,120
Portfolio turnover rate G	4%	3%	4%	5%	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$468,929,861
Gross unrealized depreciation	(245,553,281)
Net unrealized appreciation (depreciation)	$223,376,580
Tax Cost	$2,319,527,654

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$61,531,956
Capital loss carryforward	$(63,576,147)
Net unrealized appreciation (depreciation) on securities and other investments	$223,176,761

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,658,452)
Long-term	(54,917,695)
Total capital loss carryforward	$(63,576,147)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$49,799,346	$ 35,599,173

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	665,183,998	77,460,427
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex International Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $706.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex International Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $2,500,628 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 71.59% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3524 and $0.0297 for the dividend paid December 18, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9881635.107
ZEI-ANN-1224
Fidelity® SAI International Value Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Value Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 3.9%
AGL Energy Ltd.	1,054,633	7,241,123
BlueScope Steel Ltd.	765,279	10,169,320
Fortescue Ltd.	2,945,338	36,884,024
Qantas Airways Ltd. (a)	1,376,328	7,286,949
Rio Tinto Ltd.	645,741	50,701,996
Rio Tinto PLC	1,851,790	119,677,532
Sonic Healthcare Ltd.	835,731	14,725,857
TOTAL AUSTRALIA		246,686,801
Austria - 0.4%
OMV AG	245,298	10,165,952
Verbund AG	145,161	11,873,996
Voestalpine AG (b)	183,324	3,798,773
TOTAL AUSTRIA		25,838,721
Belgium - 1.1%
Anheuser-Busch InBev SA NV	890,621	52,806,179
Solvay SA Class A	127,212	5,128,172
Syensqo SA	127,611	9,859,594
TOTAL BELGIUM		67,793,945
Brazil - 0.1%
Yara International ASA	283,842	8,535,748
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	6,257,500	20,429,061
ENN Energy Holdings Ltd.	1,298,900	9,151,134
Wilmar International Ltd.	4,573,300	11,038,879
TOTAL CHINA		40,619,074
Denmark - 0.3%
A.P. Moller - Maersk A/S Series B	12,061	19,077,663
Finland - 0.9%
Fortum Corp.	765,265	11,262,602
Nokia Corp.	9,234,633	43,698,520
TOTAL FINLAND		54,961,122
France - 11.2%
Arkema SA	109,151	9,539,875
BNP Paribas SA	1,750,457	119,545,765
Bouygues SA	322,645	10,328,667
Capgemini SA	270,022	46,843,645
Carrefour SA	859,798	13,654,403
Compagnie de St.-Gobain	876,308	79,467,945
Compagnie Generale des Etablissements Michelin SCA Series B	1,243,280	42,017,299
Credit Agricole SA	1,734,768	26,590,689
Eiffage SA	124,425	11,566,438
Elis SA	335,987	7,601,773
Engie SA	3,050,445	51,130,087
Eurazeo SA	76,589	5,827,512
Ipsen SA	67,049	8,161,152
Orange SA	3,191,004	35,055,419
Renault SA	323,839	14,759,521
Rexel SA	392,078	10,738,838
Rubis SCA	168,379	4,117,308
SCOR SE	281,657	6,050,855
Societe Generale Series A	1,256,764	36,096,132
Sopra Steria Group	25,301	4,838,220
Teleperformance	98,791	10,412,865
TotalEnergies SE	824,744	51,757,389
VINCI SA	890,603	99,765,988
TOTAL FRANCE		705,867,785
Germany - 13.3%
BASF AG	1,552,730	75,482,271
Bayer AG	1,709,205	46,057,837
Bayerische Motoren Werke AG (BMW)	580,803	45,689,495
Brenntag SE	223,426	14,543,013
Continental AG	187,885	11,725,971
Daimler Truck Holding AG	902,045	37,295,391
Deutsche Bank AG	3,470,116	58,974,642
Deutsche Lufthansa AG	1,027,756	7,141,746
Deutsche Post AG ADR	1,607,468	64,571,236
Deutsche Telekom AG	5,629,189	170,190,215
Fresenius Medical Care AG & Co. KGaA	347,351	13,597,051
Fresenius SE & Co. KGaA (a)	725,540	26,454,190
HeidelbergCement AG	234,495	25,813,280
Infineon Technologies AG	2,271,584	71,838,020
KION Group AG	121,004	4,691,012
Mercedes-Benz Group AG (Germany)	1,339,901	81,399,913
Merck KGaA	224,812	37,169,966
RWE AG	1,177,265	38,122,569
TUI AG (a)	785,592	6,532,010
TOTAL GERMANY		837,289,828
Hong Kong - 1.3%
CK Asset Holdings Ltd.	3,165,000	12,938,412
Henderson Land Development Co. Ltd.	2,272,930	7,288,569
Jardine Matheson Holdings Ltd.	359,333	13,807,034
Sino Land Ltd.	6,168,000	6,172,675
Sun Hung Kai Properties Ltd.	2,621,500	28,385,511
Swire Pacific Ltd. (A Shares)	904,900	7,579,146
Wharf Real Estate Investment Co. Ltd.	2,691,000	8,090,742
TOTAL HONG KONG		84,262,089
Israel - 0.3%
Icl Group Ltd.	1,254,917	5,190,397
Israel Discount Bank Ltd. (Class A)	2,149,558	12,677,124
TOTAL ISRAEL		17,867,521
Italy - 4.0%
Banca Monte dei Paschi di Siena SpA	1,600,028	8,757,846
Banco BPM SpA	2,634,529	17,755,932
BPER Banca	1,847,049	11,251,114
Buzzi SpA	150,635	5,895,439
Eni SpA	3,772,569	57,468,254
Hera SpA	1,379,393	5,281,530
Ryanair Holdings PLC sponsored ADR (b)	434,827	19,245,443
UniCredit SpA	2,762,355	122,204,413
TOTAL ITALY		247,859,971
Japan - 26.2%
Aisin Seiki Co. Ltd.	1,112,000	11,561,882
Alfresa Holdings Corp.	318,100	4,589,567
Ana Holdings, Inc.	271,800	5,353,572
Asahi Group Holdings	2,645,900	31,764,754
Asahi Kasei Corp.	2,426,000	16,736,215
Bridgestone Corp.	1,018,200	36,283,677
Brother Industries Ltd.	448,600	8,737,493
Canon, Inc.	1,670,600	54,336,247
Central Japan Railway Co.	1,791,700	37,104,736
Chubu Electric Power Co., Inc.	1,319,900	15,172,463
Electric Power Development Co. Ltd.	294,400	4,919,839
Honda Motor Co. Ltd.	8,449,500	84,977,575
Ibiden Co. Ltd.	244,800	7,776,000
INPEX Corp.	1,688,300	22,255,265
Isuzu Motors Ltd.	1,031,900	13,344,312
Japan Post Holdings Co. Ltd.	2,461,100	22,706,334
JFE Holdings, Inc.	1,113,000	13,399,827
Kajima Corp.	782,200	13,473,809
Kansai Electric Power Co., Inc.	1,404,600	22,525,682
Kawasaki Kisen Kaisha Ltd.	1,174,700	16,227,355
KDDI Corp.	2,353,000	73,365,120
Kobe Steel Ltd.	690,800	7,445,238
Komatsu Ltd.	1,693,900	43,847,115
Kuraray Co. Ltd.	574,300	7,782,609
Kyocera Corp.	2,442,600	24,772,138
Kyushu Electric Power Co., Inc.	825,500	9,244,602
Marubeni Corp.	2,915,500	43,584,493
Mazda Motor Corp.	1,043,700	7,378,431
Medipal Holdings Corp.	362,500	5,743,349
Mitsubishi Chemical Group Corp.	2,489,400	13,433,026
Mitsubishi Corp.	2,386,400	43,656,986
Mitsui & Co. Ltd.	5,266,000	107,361,362
Mitsui OSK Lines Ltd.	631,000	21,482,752
Mizuho Financial Group, Inc.	4,417,100	91,747,604
NEC Corp.	421,800	35,891,122
NGK Insulators Ltd.	444,600	5,477,069
Nippon Express Holdings, Inc.	141,900	6,995,947
Nippon Steel Corp.	1,698,400	33,983,933
Nippon Yusen KK	802,200	26,857,204
Nissan Motor Co. Ltd.	3,944,020	10,507,078
Oji Holdings Corp.	1,662,200	6,181,064
Ono Pharmaceutical Co. Ltd.	816,000	10,191,998
Osaka Gas Co. Ltd.	713,100	15,280,779
Panasonic Holdings Corp.	4,014,300	33,037,848
Renesas Electronics Corp.	2,831,000	37,930,646
Ricoh Co. Ltd.	1,060,900	11,492,391
Seiko Epson Corp.	563,100	10,234,718
Shionogi & Co. Ltd.	1,408,900	20,122,970
Sojitz Corp.	391,200	7,994,849
Subaru Corp.	1,048,800	18,730,763
Sumitomo Corp.	2,127,200	44,876,293
Sumitomo Electric Industries Ltd.	1,381,300	21,247,936
Sumitomo Heavy Industries Ltd.	213,700	4,761,870
Sumitomo Metal Mining Co. Ltd.	475,500	13,146,905
Suzuki Motor Corp.	3,416,800	33,906,054
Taiheiyo Cement Corp.	205,600	4,479,057
Takeda Pharmaceutical Co. Ltd.	2,768,300	77,238,933
Tohoku Electric Power Co., Inc.	875,400	8,586,705
Tokyo Electric Power Co., Inc. (a)	1,342,200	5,420,497
Tokyo Gas Co. Ltd.	620,000	15,297,192
Tosoh Corp.	566,400	7,037,861
Toyota Industries Corp.	328,700	22,786,159
Toyota Motor Corp.	6,221,400	107,197,187
Toyota Tsusho Corp.	1,237,600	21,037,612
Yamaha Motor Co. Ltd.	1,827,600	15,975,090
Yokohama Rubber Co. Ltd.	242,100	4,962,603
TOTAL JAPAN		1,642,959,762
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	785,960	19,389,767
Eurofins Scientific SA	224,747	11,045,089
TOTAL LUXEMBOURG		30,434,856
Netherlands - 2.1%
ABN AMRO Bank NV GDR (Bearer) (c)	725,929	11,994,469
EXOR NV	154,526	16,337,926
Heineken Holding NV	195,439	13,552,534
Koninklijke Ahold Delhaize NV	1,630,046	53,742,132
NN Group NV	496,433	24,402,374
Randstad NV	210,842	9,712,692
TOTAL NETHERLANDS		129,742,127
Norway - 0.7%
Equinor ASA	1,361,301	32,347,517
Norsk Hydro ASA	2,309,372	14,335,079
TOTAL NORWAY		46,682,596
Singapore - 4.6%
DBS Group Holdings Ltd.	3,412,248	98,937,471
Oversea-Chinese Banking Corp. Ltd.	6,677,686	76,613,780
Singapore Airlines Ltd. (b)	2,348,900	11,458,194
STMicroelectronics NV (Italy)	1,140,566	31,053,486
United Overseas Bank Ltd.	2,670,200	64,910,028
Venture Corp. Ltd.	468,300	4,696,963
TOTAL SINGAPORE		287,669,922
Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	326,156	15,610,152
Banco Santander SA (Spain)	26,949,008	131,677,515
Repsol SA	2,118,837	26,524,407
Telefonica SA (b)	8,384,598	39,346,009
TOTAL SPAIN		213,158,083
Sweden - 0.5%
SKF AB (B Shares)	652,007	12,318,588
SSAB AB (B Shares) (b)	1,456,208	6,850,139
Trelleborg AB (B Shares)	327,608	10,872,556
TOTAL SWEDEN		30,041,283
Switzerland - 3.1%
Adecco SA (Reg.)	292,786	9,174,673
Avolta AG	180,448	7,174,337
Swatch Group AG (Bearer)	68,765	14,110,786
UBS Group AG	5,288,228	162,526,282
TOTAL SWITZERLAND		192,986,078
United Kingdom - 11.3%
Barclays PLC	25,548,183	78,318,035
British American Tobacco PLC (United Kingdom)	3,469,719	121,332,985
BT Group PLC	9,867,437	17,590,331
Centrica PLC	9,078,498	13,731,454
CK Hutchison Holdings Ltd.	4,664,000	24,528,575
DCC PLC (United Kingdom)	169,392	10,711,440
Drax Group PLC	670,661	5,387,603
easyJet PLC	1,112,835	7,329,700
HSBC Holdings PLC (United Kingdom)	10,228,317	93,875,731
Imperial Brands PLC	1,377,810	41,579,587
International Consolidated Airlines Group SA CDI	4,232,796	11,510,877
J Sainsbury PLC	2,912,852	9,998,411
Kingfisher PLC	3,196,725	12,089,381
Lloyds Banking Group PLC	86,316,322	59,247,553
NatWest Group PLC	11,699,400	55,434,682
Shaftesbury Capital PLC	3,391,308	5,934,055
Standard Chartered PLC (United Kingdom)	3,615,125	41,922,380
Tesco PLC	9,831,120	43,410,999
Vodafone Group PLC	39,074,861	36,336,329
WPP PLC	1,690,638	17,770,168
TOTAL UNITED KINGDOM		708,040,276
United States of America - 9.1%
BP PLC	26,407,707	129,155,320
GSK PLC	7,210,178	130,205,544
QIAGEN NV (Germany)	389,285	16,535,518
Roche Holding AG (participation certificate)	193,008	59,813,857
Sanofi SA	1,541,509	162,906,400
Signify NV (c)	223,297	5,469,912
Stellantis NV (Italy)	3,838,868	52,597,478
Tenaris SA	768,665	12,664,121
TOTAL UNITED STATES OF AMERICA		569,348,150
TOTAL COMMON STOCKS (Cost $5,774,005,709)		6,207,723,401

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $1,625,458)	1,630,000	1,625,823

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	72,751,192	72,765,742
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	53,960,252	53,965,648
TOTAL MONEY MARKET FUNDS (Cost $126,731,390)		126,731,390

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,902,362,557)	6,336,080,614
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(58,689,783)
NET ASSETS - 100.0%	6,277,390,831

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	591	Dec 2024	69,448,410	(2,307,673)	(2,307,673)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,464,381 or 0.3% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,625,823.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	4,868,220	1,497,845,658	1,429,948,158	2,392,981	22	-	72,765,742	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	27,003,300	495,972,028	469,009,680	479,465	-	-	53,965,648	0.2%
Total	31,871,520	1,993,817,686	1,898,957,838	2,872,446	22	-	126,731,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	389,653,591	17,590,331	372,063,260	-
Consumer Discretionary	687,206,627	119,578,504	567,628,123	-
Consumer Staples	392,880,863	77,293,077	315,587,786	-
Energy	342,338,225	10,165,952	332,172,273	-
Financials	1,476,813,249	468,233,591	1,008,579,658	-
Health Care	644,559,278	99,365,915	545,193,363	-
Industrials	1,026,697,689	219,134,030	807,563,659	-
Information Technology	394,139,609	35,891,706	358,247,903	-
Materials	530,877,141	100,001,184	430,875,957	-
Real Estate	68,809,964	5,934,055	62,875,909	-
Utilities	253,747,165	89,777,062	163,970,103	-

Government Obligations	1,625,823	-	1,625,823	-

Money Market Funds	126,731,390	126,731,390	-	-
Total Investments in Securities:	6,336,080,614	1,369,696,797	4,966,383,817	-
Derivative Instruments: Liabilities
Futures Contracts	(2,307,673)	(2,307,673)	-	-
Total Liabilities	(2,307,673)	(2,307,673)	-	-
Total Derivative Instruments:	(2,307,673)	(2,307,673)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,307,673)
Total Equity Risk	0	(2,307,673)
Total Value of Derivatives	0	(2,307,673)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $51,038,311) - See accompanying schedule:
Unaffiliated issuers (cost $5,775,631,167)	$6,209,349,224
Fidelity Central Funds (cost $126,731,390)	126,731,390

Total Investment in Securities (cost $5,902,362,557)		$6,336,080,614
Segregated cash with brokers for derivative instruments		605,019
Foreign currency held at value (cost $1,247,424)		1,242,068
Receivable for fund shares sold		167,180
Dividends receivable		28,689,300
Reclaims receivable		13,404,826
Distributions receivable from Fidelity Central Funds		365,674
Prepaid expenses		6,682
Total assets		6,380,561,363
Liabilities
Payable for investments purchased	$47,480,287
Payable for fund shares redeemed	172,554
Accrued management fee	804,689
Payable for daily variation margin on futures contracts	385,523
Other payables and accrued expenses	361,831
Collateral on securities loaned	53,965,648
Total liabilities		103,170,532
Net Assets		$6,277,390,831
Net Assets consist of:
Paid in capital		$5,936,216,631
Total accumulated earnings (loss)		341,174,200
Net Assets		$6,277,390,831
Net Asset Value, offering price and redemption price per share ($6,277,390,831 ÷ 629,678,859 shares)		$9.97
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$239,017,672
Foreign Tax Reclaims		13,289,994
Interest		293,165
Income from Fidelity Central Funds (including $479,465 from security lending)		2,872,446
Income before foreign taxes withheld		$255,473,277
Less foreign taxes withheld		(17,850,504)
Total income		237,622,773
Expenses
Management fee	$7,853,225
Custodian fees and expenses	517,073
Independent trustees' fees and expenses	13,388
Registration fees	159,160
Audit fees	49,460
Legal	3,607
Miscellaneous	19,791
Total expenses		8,615,704
Net Investment income (loss)		229,007,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	274,302,633
Fidelity Central Funds	22
Foreign currency transactions	255,827
Futures contracts	6,843,342
Total net realized gain (loss)		281,401,824
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	292,755,383
Assets and liabilities in foreign currencies	(680,181)
Futures contracts	(690,505)
Total change in net unrealized appreciation (depreciation)		291,384,697
Net gain (loss)		572,786,521
Net increase (decrease) in net assets resulting from operations		$801,793,590
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,007,069	$190,930,449
Net realized gain (loss)	281,401,824	(14,713,486)
Change in net unrealized appreciation (depreciation)	291,384,697	665,072,184
Net increase (decrease) in net assets resulting from operations	801,793,590	841,289,147
Distributions to shareholders	(235,417,408)	(199,830,507)

Share transactions
Proceeds from sales of shares	1,838,610,166	28,673,028
Reinvestment of distributions	230,467,224	196,381,215
Cost of shares redeemed	(117,491,924)	(1,255,801,776)

Net increase (decrease) in net assets resulting from share transactions	1,951,585,466	(1,030,747,533)
Total increase (decrease) in net assets	2,517,961,648	(389,288,893)

Net Assets
Beginning of period	3,759,429,183	4,148,718,076
End of period	$6,277,390,831	$3,759,429,183

Other Information
Shares
Sold	188,556,279	3,212,167
Issued in reinvestment of distributions	25,607,469	23,546,908
Redeemed	(11,985,624)	(141,228,215)
Net increase (decrease)	202,178,124	(114,469,140)

Financial Highlights
Fidelity® SAI International Value Index Fund

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.79	$7.65	$10.03	$7.16	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.43	.39	.42	.38	.24
Net realized and unrealized gain (loss)	1.30	1.14	(1.99)	2.63	(1.95)
Total from investment operations	1.73	1.53	(1.57)	3.01	(1.71)
Distributions from net investment income	(.55)	(.39)	(.46)	(.14)	(.32)
Distributions from net realized gain	-	-	(.35)	-	-
Total distributions	(.55)	(.39)	(.81)	(.14)	(.32)
Net asset value, end of period	$9.97	$8.79	$7.65	$10.03	$7.16
Total Return C	20.34%	20.25%	(16.93)%	42.33%	(19.36)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.16%	.17%	.16%	.17%	.18%
Expenses net of fee waivers, if any	.16%	.17%	.16%	.17%	.18%
Expenses net of all reductions	.16%	.17%	.16%	.17%	.18%
Net investment income (loss)	4.36%	4.33%	4.82%	3.84%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$6,277,391	$3,759,429	$4,148,718	$5,985,049	$2,258,397
Portfolio turnover rate F	59%	62%	79%	60%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$746,456,057
Gross unrealized depreciation	(400,220,985)
Net unrealized appreciation (depreciation)	$346,235,072
Tax Cost	$5,989,845,542

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$247,666,315
Capital loss carryforward	$(251,105,942)
Net unrealized appreciation (depreciation) on securities and other investments	$344,613,827

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(158,981,183)
Long-term	(92,124,759)
Total capital loss carryforward	$(251,105,942)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$235,417,408	$199,830,507

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	4,975,797,850	3,055,444,446
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI International Value Index Fund	9,460
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Value Index Fund	7,918
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Value Index Fund	50,895	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund	86%	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	96%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $1,419,830 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 74.97% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.5817 and $0.0365 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9885501.106
IIV-ANN-1224
Fidelity® SAI International Quality Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Quality Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 5.7%
Aristocrat Leisure Ltd.	275,469	11,084,777
BHP Group Ltd.	1,529,308	42,488,122
Fortescue Ltd.	736,335	9,221,012
JB Hi-Fi Ltd.	47,540	2,551,105
Medibank Private Ltd.	1,197,492	2,814,325
Pro Medicus Ltd.	22,703	2,875,910
REA Group Ltd. (a)	22,404	3,312,096
Rio Tinto PLC	205,138	13,257,664
Technology One Ltd.	130,281	2,076,418
TOTAL AUSTRALIA		89,681,429
Austria - 0.2%
Verbund AG	36,270	2,966,842
Denmark - 5.7%
Carlsberg A/S Series B	38,040	4,203,942
Demant A/S (b)	40,376	1,481,332
Genmab A/S (b)	28,994	6,493,418
Novo Nordisk A/S Series B	519,279	58,244,929
Novonesis (NOVOZYMES) B Series B	153,218	9,600,492
Pandora A/S	35,655	5,376,001
Ringkjoebing Landbobank A/S	11,613	1,911,863
Rockwool International A/S Series B	4,196	1,807,442
Sydbank A/S	23,736	1,128,349
TOTAL DENMARK		90,247,768
Finland - 0.8%
Elisa Corp. (A Shares)	65,484	3,117,034
Kone OYJ (B Shares)	175,378	9,587,971
TOTAL FINLAND		12,705,005
France - 8.3%
Gaztransport et Technigaz SA	9,512	1,380,247
Hermes International SCA	14,689	33,138,289
L'Oreal SA	94,125	35,312,919
La Francaise des Jeux SAEM (c)	48,335	2,058,892
Legrand SA	114,029	12,870,276
LVMH Moet Hennessy Louis Vuitton SE	69,014	45,944,038
TOTAL FRANCE		130,704,661
Germany - 6.4%
Allianz SE	37,526	11,813,386
CTS Eventim AG	25,463	2,671,412
Deutsche Borse AG	82,616	19,189,904
Hannover Reuck SE	26,219	6,887,512
Nemetschek SE	24,609	2,662,121
Rational AG	2,620	2,564,915
SAP SE	238,741	55,742,466
TOTAL GERMANY		101,531,716
Hong Kong - 1.7%
CK Infrastructure Holdings Ltd.	263,000	1,861,089
Hong Kong Exchanges and Clearing Ltd.	518,200	20,748,919
Power Assets Holdings Ltd.	593,000	3,950,132
TOTAL HONG KONG		26,560,140
Italy - 2.7%
Azimut Holding SpA	46,717	1,156,582
Banca Generali SpA	24,897	1,103,309
Banca Mediolanum S.p.A.	97,034	1,201,145
Buzzi SpA	41,041	1,606,232
Ferrari NV (Italy)	54,809	26,220,212
FinecoBank SpA	265,514	4,241,217
Moncler SpA	89,560	4,962,518
Reply SpA	9,760	1,489,487
Reply SpA rights (b)	9,760	1
TOTAL ITALY		41,980,703
Japan - 18.8%
BayCurrent Consulting, Inc.	58,800	1,910,945
Capcom Co. Ltd.	146,000	2,889,116
Chugai Pharmaceutical Co. Ltd.	277,400	13,199,105
Daiichi Sankyo Co. Ltd.	846,600	27,555,342
Daito Trust Construction Co. Ltd.	28,500	3,149,350
Disco Corp.	38,600	10,983,043
Hoya Corp.	152,600	20,416,972
INPEX Corp.	405,100	5,340,051
Japan Exchange Group, Inc.	454,200	5,323,708
Japan Tobacco, Inc.	478,200	13,350,126
Keyence Corp.	86,400	39,002,142
Lasertec Corp.	34,400	4,667,935
MonotaRO Co. Ltd.	106,800	1,611,222
MS&AD Insurance Group Holdings, Inc.	580,400	12,838,061
Nexon Co. Ltd.	193,700	3,357,200
Nintendo Co. Ltd.	508,200	26,844,640
OBIC Co. Ltd.	143,000	4,672,873
Ono Pharmaceutical Co. Ltd.	203,800	2,545,501
Oracle Corp. Japan	14,500	1,387,115
Recruit Holdings Co. Ltd.	687,200	41,962,170
Rohto Pharmaceutical Co. Ltd.	94,500	2,125,056
Shionogi & Co. Ltd.	351,900	5,026,101
Sompo Holdings, Inc.	430,700	9,233,814
Tokio Marine Holdings, Inc.	860,100	30,977,503
Trend Micro, Inc.	61,300	3,207,364
USS Co. Ltd.	192,200	1,609,631
ZOZO, Inc. (a)	51,000	1,653,699
TOTAL JAPAN		296,839,785
Netherlands - 7.1%
Adyen BV (b)(c)	13,494	20,614,233
ASM International NV (Netherlands)	19,988	11,136,225
ASML Holding NV (Netherlands)	74,651	50,442,450
BE Semiconductor Industries NV	35,038	3,732,747
Universal Music Group NV	332,679	8,372,265
Wolters Kluwer NV	108,059	18,183,620
TOTAL NETHERLANDS		112,481,540
Norway - 0.1%
Gjensidige Forsikring ASA	82,616	1,490,816
Singapore - 0.2%
Singapore Exchange Ltd.	358,800	3,074,556
Spain - 2.7%
Amadeus IT Holding SA Class A	195,885	14,190,722
Enagas SA	102,526	1,452,025
Industria de Diseno Textil SA (a)	487,864	27,754,254
TOTAL SPAIN		43,397,001
Sweden - 2.6%
Atlas Copco AB (A Shares)	1,720,542	28,394,822
Avanza Bank Holding AB (a)	51,961	1,080,717
Evolution AB (c)	83,744	7,917,730
Fortnox AB	209,452	1,277,800
Hemnet Group AB	35,751	1,122,068
Nordnet AB	71,092	1,477,281
TOTAL SWEDEN		41,270,418
Switzerland - 15.9%
ABB Ltd. (Reg.)	703,764	39,108,967
Belimo Holding AG (Reg.)	4,279	2,834,333
Compagnie Financiere Richemont SA Series A	230,171	33,513,012
Ems-Chemie Holding AG	2,949	2,269,250
Geberit AG (Reg.)	14,536	9,103,201
Givaudan SA	3,453	16,382,307
Kuehne & Nagel International AG	24,153	6,030,209
Logitech International SA (Reg.)	69,248	5,674,238
Novartis AG	446,300	48,426,354
Partners Group Holding AG	9,520	13,151,943
Schindler Holding AG (participation certificate)	26,204	7,628,609
SGS SA (Reg.)	67,743	7,177,910
Sonova Holding AG	20,742	7,590,277
Swisscom AG	11,037	6,722,786
Swissquote Group Holding SA	4,665	1,589,303
Temenos AG	27,783	1,922,337
VAT Group AG (c)	11,740	4,887,418
Zurich Insurance Group Ltd.	63,638	37,521,297
TOTAL SWITZERLAND		251,533,751
United Kingdom - 10.3%
Admiral Group PLC	114,541	3,786,897
Auto Trader Group PLC (c)	392,895	4,242,280
Beazley PLC	288,287	2,808,433
Britvic PLC	108,478	1,787,628
Computacenter PLC	33,667	950,721
Diageo PLC	962,657	29,728,560
Games Workshop Group PLC	14,328	2,209,639
Hargreaves Lansdown PLC	152,620	2,141,139
IMI PLC	113,644	2,417,881
Imperial Brands PLC	380,810	11,492,094
InterContinental Hotel Group PLC	73,828	8,143,048
RELX PLC (London Stock Exchange)	829,801	38,054,429
Rightmove PLC	350,504	2,661,125
Rotork PLC	373,122	1,445,291
Sage Group PLC	433,295	5,416,156
Unilever PLC	704,644	42,984,715
Wise PLC (b)	204,972	1,865,966
TOTAL UNITED KINGDOM		162,136,002
United States of America - 9.0%
Experian PLC	401,590	19,558,448
GSK PLC	1,782,057	32,181,411
Haleon PLC	2,087,376	10,032,067
Nestle SA (Reg. S)	324,879	30,698,676
Roche Holding AG (participation certificate)	161,356	50,004,791
TOTAL UNITED STATES OF AMERICA		142,475,393
TOTAL COMMON STOCKS (Cost $1,506,081,799)		1,551,077,526

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $362,986)	364,000	363,067

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	22,893,056	22,897,635
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	31,027,139	31,030,242
TOTAL MONEY MARKET FUNDS (Cost $53,927,877)		53,927,877

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,560,372,662)	1,605,368,470
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(24,784,344)
NET ASSETS - 100.0%	1,580,584,126

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	252	Dec 2024	29,612,520	(1,095,833)	(1,095,833)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,720,553 or 2.5% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $363,067.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	77,319	759,045,269	736,224,905	858,933	(48)	-	22,897,635	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	100,019,418	68,989,176	39,332	-	-	31,030,242	0.1%
Total	77,319	859,064,687	805,214,081	898,265	(48)	-	53,927,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	65,312,022	16,294,425	49,017,597	-
Consumer Discretionary	228,327,567	115,910,527	112,417,040	-
Consumer Staples	181,715,783	1,787,628	179,928,155	-
Energy	6,720,298	1,380,247	5,340,051	-
Financials	221,172,178	47,022,472	174,149,706	-
Health Care	276,041,443	1,481,332	274,560,111	-
Industrials	257,140,079	93,227,248	163,912,831	-
Information Technology	206,443,639	84,704,282	121,739,357	-
Materials	94,825,079	29,858,281	64,966,798	-
Real Estate	3,149,350	-	3,149,350	-
Utilities	10,230,088	4,418,867	5,811,221	-

Government Obligations	363,067	-	363,067	-

Money Market Funds	53,927,877	53,927,877	-	-
Total Investments in Securities:	1,605,368,470	450,013,186	1,155,355,284	-
Derivative Instruments: Liabilities
Futures Contracts	(1,095,833)	(1,095,833)	-	-
Total Liabilities	(1,095,833)	(1,095,833)	-	-
Total Derivative Instruments:	(1,095,833)	(1,095,833)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,095,833)
Total Equity Risk	0	(1,095,833)
Total Value of Derivatives	0	(1,095,833)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $28,769,898) - See accompanying schedule:
Unaffiliated issuers (cost $1,506,444,785)	$1,551,440,593
Fidelity Central Funds (cost $53,927,877)	53,927,877

Total Investment in Securities (cost $1,560,372,662)		$1,605,368,470
Segregated cash with brokers for derivative instruments		576,773
Foreign currency held at value (cost $1,064,161)		1,057,084
Receivable for fund shares sold		220,990
Dividends receivable		2,070,402
Reclaims receivable		3,033,224
Distributions receivable from Fidelity Central Funds		93,828
Prepaid expenses		1,442
Other receivables		19
Total assets		1,612,422,232
Liabilities
Payable for fund shares redeemed	$194,543
Accrued management fee	203,972
Payable for daily variation margin on futures contracts	160,886
Other payables and accrued expenses	248,463
Collateral on securities loaned	31,030,242
Total liabilities		31,838,106
Net Assets		$1,580,584,126
Net Assets consist of:
Paid in capital		$1,532,529,996
Total accumulated earnings (loss)		48,054,130
Net Assets		$1,580,584,126
Net Asset Value, offering price and redemption price per share ($1,580,584,126 ÷ 122,380,142 shares)		$12.92
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$24,363,355
Foreign Tax Reclaims		1,483,188
Interest		45,053
Income from Fidelity Central Funds (including $39,332 from security lending)		898,265
Income before foreign taxes withheld		$26,789,861
Less foreign taxes withheld		(3,115,402)
Total income		23,674,459
Expenses
Management fee	$1,431,195
Custodian fees and expenses	114,425
Independent trustees' fees and expenses	2,077
Registration fees	183,321
Audit fees	48,447
Legal	375
Miscellaneous	2,687
Total expenses		1,782,527
Net Investment income (loss)		21,891,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,591,777
Fidelity Central Funds	(48)
Foreign currency transactions	124,654
Futures contracts	2,760,933
Total net realized gain (loss)		9,477,316
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	33,554,256
Assets and liabilities in foreign currencies	16,760
Futures contracts	(974,296)
Total change in net unrealized appreciation (depreciation)		32,596,720
Net gain (loss)		42,074,036
Net increase (decrease) in net assets resulting from operations		$63,965,968
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,891,932	$8,117,389
Net realized gain (loss)	9,477,316	8,530,196
Change in net unrealized appreciation (depreciation)	32,596,720	29,770,364
Net increase (decrease) in net assets resulting from operations	63,965,968	46,417,949
Distributions to shareholders	(8,058,495)	(10,237,046)

Share transactions
Proceeds from sales of shares	1,304,268,941	27,624,215
Reinvestment of distributions	7,924,506	10,187,269
Cost of shares redeemed	(64,802,260)	(112,997,465)

Net increase (decrease) in net assets resulting from share transactions	1,247,391,187	(75,185,981)
Total increase (decrease) in net assets	1,303,298,660	(39,005,078)

Net Assets
Beginning of period	277,285,466	316,290,544
End of period	$1,580,584,126	$277,285,466

Other Information
Shares
Sold	101,364,496	2,453,321
Issued in reinvestment of distributions	675,576	930,344
Redeemed	(5,113,840)	(9,827,124)
Net increase (decrease)	96,926,232	(6,443,459)

Financial Highlights
Fidelity® SAI International Quality Index Fund

Years ended October 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$9.92	$14.51	$11.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.28	.32	.24	.08
Net realized and unrealized gain (loss)	2.05	1.02	(3.44)	3.32	.99
Total from investment operations	2.34	1.30	(3.12)	3.56	1.07
Distributions from net investment income	(.31)	(.33)	(.24)	(.10)	-
Distributions from net realized gain	-	-	(1.24)	(.02)	-
Total distributions	(.31)	(.33)	(1.47) D	(.12)	-
Net asset value, end of period	$12.92	$10.89	$9.92	$14.51	$11.07
Total Return E,F	21.81%	13.13%	(23.94)%	32.28%	10.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18%	.20%	.19%	.19%	.23% I,J
Expenses net of fee waivers, if any	.18%	.20%	.19%	.19%	.20% I
Expenses net of all reductions	.18%	.20%	.19%	.19%	.20% I
Net investment income (loss)	2.27%	2.49%	2.70%	1.78%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,580,584	$277,285	$316,291	$588,201	$473,547
Portfolio turnover rate K	39%	38%	47%	78%	30% L

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$140,795,573
Gross unrealized depreciation	(98,610,482)
Net unrealized appreciation (depreciation)	$42,185,091
Tax Cost	$1,563,183,379

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,863,282
Capital loss carryforward	$(16,937,229)
Net unrealized appreciation (depreciation) on securities and other investments	$42,181,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(16,937,229)
Long-term	-
Total capital loss carryforward	$(16,937,229)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$8,058,495	$10,237,046
Long-term Capital Gains	-	-
Total	$8,058,495	$10,237,046

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	1,597,197,518	360,909,275
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Quality Index Fund	1,263
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Quality Index Fund	4,308	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Quality Index Fund	49%	34%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	83%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Quality Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Quality Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period May 12, 2020 (commencement of operations) through October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period May 12, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $108,364 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 99.56% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3328 and $0.0231 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Quality Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that, when compared to a subset of the similar sales load structure group that excludes funds in a fund complex with a unique at-cost service model, the fund's total expense ratio would not be above the competitive median for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9900585.104
IQI-ANN-1224
Fidelity® SAI International Momentum Index Fund

Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Momentum Index Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 4.9%
Ansell Ltd.	32,581	662,527
Aristocrat Leisure Ltd.	142,341	5,727,752
Bendigo & Adelaide Bank Ltd.	126,864	1,022,122
CAR Group Ltd.	84,196	2,073,835
Cochlear Ltd.	14,621	2,706,910
Coles Group Ltd.	85,921	991,657
Commonwealth Bank of Australia	98,898	9,224,652
JB Hi-Fi Ltd.	24,660	1,323,312
Medibank Private Ltd.	576,282	1,354,368
NEXTDC Ltd. (a)	134,248	1,434,048
Origin Energy Ltd.	371,863	2,347,978
Pro Medicus Ltd.	12,247	1,551,393
Technology One Ltd.	67,661	1,078,381
Telix Pharmaceuticals Ltd. (a)	63,442	866,912
Wesfarmers Ltd.	97,036	4,268,720
WiseTech Global Ltd.	40,941	3,143,376
TOTAL AUSTRALIA		39,777,943
Belgium - 0.8%
Lotus Bakeries SA	92	1,202,877
UCB SA	27,199	5,230,754
TOTAL BELGIUM		6,433,631
Denmark - 5.1%
ALK-Abello A/S (a)	29,697	694,601
Ambu A/S Series B (a)	40,915	757,116
Bavarian Nordic A/S (a)	17,670	553,206
Danske Bank A/S	127,636	3,763,333
NKT A/S (a)	11,992	1,119,154
Novo Nordisk A/S Series B	262,914	29,489,758
Pandora A/S	18,264	2,753,815
Rockwool International A/S Series B	2,126	915,782
Zealand Pharma A/S (a)	11,145	1,284,696
TOTAL DENMARK		41,331,461
Finland - 0.6%
Kemira Oyj	25,313	537,468
Konecranes Oyj	15,903	1,095,859
Orion Oyj (B Shares)	24,337	1,182,000
Wartsila Corp.	104,736	1,994,854
TOTAL FINLAND		4,810,181
France - 10.0%
Accor SA	37,873	1,716,240
Air Liquide SA	70,891	12,710,856
Bollore SA	154,391	963,129
Capgemini SA	24,304	4,216,279
Engie SA	201,752	3,381,670
EssilorLuxottica SA	42,955	10,064,414
Gaztransport et Technigaz SA	4,884	708,697
Hermes International SCA	2,722	6,140,814
L'Oreal SA	39,727	14,904,397
Nexans SA	9,767	1,354,567
Publicis Groupe SA	52,230	5,551,784
Safran SA	76,130	17,233,221
Sodexo SA	17,070	1,481,718
TotalEnergies SE	12,459	781,873
TOTAL FRANCE		81,209,659
Germany - 7.7%
adidas AG	36,968	8,853,514
Beiersdorf AG	20,565	2,773,828
CTS Eventim AG	13,073	1,371,534
Deutsche Telekom AG	374,747	11,329,922
E.ON SE	469,797	6,344,334
Hannover Reuck SE	13,164	3,458,073
HeidelbergCement AG	28,534	3,141,031
LEG Immobilien AG	16,544	1,562,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,860	15,269,815
Nemetschek SE	12,634	1,366,705
Scout24 AG (b)	16,189	1,393,799
Siemens Energy AG (a)	114,199	4,661,975
Talanx AG	11,839	913,685
TOTAL GERMANY		62,440,605
Ireland - 0.2%
AIB Group PLC	242,555	1,291,229
Glanbia PLC	41,977	696,322
TOTAL IRELAND		1,987,551
Israel - 0.3%
Nova Ltd. (a)	6,545	1,229,996
Tower Semiconductor Ltd. (a)	25,051	1,053,558
TOTAL ISRAEL		2,283,554
Italy - 4.6%
A2A SpA	353,303	807,041
Banca Popolare di Sondrio SCARL	101,215	755,813
Banco BPM SpA	338,246	2,279,676
BPER Banca	237,055	1,443,997
Buzzi SpA	19,551	765,172
Coca-Cola HBC AG	42,942	1,500,569
Hera SpA	178,054	681,747
Leonardo SpA	90,345	2,159,053
Mediobanca SpA	133,378	2,200,893
Prada SpA	114,200	876,772
Prysmian SpA	66,695	4,702,528
Recordati SpA	22,402	1,269,561
Reply SpA	5,011	764,735
Reply SpA rights (a)	5,011	0
UniCredit SpA	369,212	16,333,649
Unipol Gruppo SpA	101,949	1,267,530
TOTAL ITALY		37,808,736
Japan - 26.5%
Advantest Corp.	37,000	2,142,287
AEON Co. Ltd.	194,600	4,768,313
Asics Corp.	171,300	2,992,079
Chubu Electric Power Co., Inc.	163,300	1,877,160
Chugai Pharmaceutical Co. Ltd.	56,800	2,702,629
Cosmo Energy Holdings Co. Ltd.	15,800	779,884
Daiichi Sankyo Co. Ltd.	434,600	14,145,466
Daiwa Securities Group, Inc.	311,500	2,037,922
Disco Corp.	19,800	5,633,789
ENEOS Holdings, Inc.	677,000	3,415,160
Fast Retailing Co. Ltd.	38,600	12,341,250
Fujikura Ltd.	62,100	2,282,377
Hitachi Ltd.	720,200	18,094,924
Honda Motor Co. Ltd.	504,900	5,077,836
Idemitsu Kosan Co. Ltd.	223,000	1,520,289
Invincible Investment Corp.	1,704	694,071
Isetan Mitsukoshi Holdings Ltd.	83,600	1,243,986
Itochu Corp.	299,700	14,825,509
Japan Tobacco, Inc.	245,600	6,856,527
Kansai Electric Power Co., Inc.	182,100	2,920,352
Kawasaki Heavy Industries Ltd.	37,500	1,435,813
Kewpie Corp.	26,200	619,586
Konami Group Corp.	23,300	2,135,675
Kyushu Electric Power Co., Inc.	105,900	1,185,952
Mitsubishi Gas Chemical Co., Inc.	44,600	775,122
Mitsubishi Heavy Industries Ltd.	685,200	9,672,935
Mitsui Fudosan Co. Ltd.	535,600	4,569,930
MS&AD Insurance Group Holdings, Inc.	297,500	6,580,502
NEC Corp.	60,900	5,182,004
NHK Spring Co. Ltd.	45,700	559,361
Nippon Sanso Holdings Corp.	45,800	1,589,810
Nomura Holdings, Inc.	656,800	3,368,007
Osaka Gas Co. Ltd.	91,500	1,960,723
Otsuka Holdings Co. Ltd.	119,500	7,219,087
Resonac Holdings Corp.	41,300	982,337
Sanrio Co. Ltd.	46,100	1,250,643
Santen Pharmaceutical Co. Ltd.	81,300	972,255
Sanwa Holdings Corp.	46,800	1,185,634
Screen Holdings Co. Ltd.	21,300	1,359,807
SCSK Corp.	33,200	619,502
Skylark Holdings Co. Ltd.	50,800	786,804
Sumitomo Corp.	254,200	5,362,709
Sumitomo Mitsui Financial Group, Inc.	567,300	12,035,009
Taiheiyo Cement Corp.	26,700	581,667
TDK Corp.	261,400	3,072,835
Tohoku Electric Power Co., Inc.	112,300	1,101,539
Tokio Marine Holdings, Inc.	441,600	15,904,738
Tokyo Electron Ltd.	91,600	13,479,220
Toyo Suisan Kaisha Ltd.	22,800	1,339,358
Yamazaki Baking Co. Ltd.	36,300	737,203
Yokogawa Electric Corp.	52,100	1,155,151
TOTAL JAPAN		215,132,728
Jordan - 0.1%
Hikma Pharmaceuticals PLC	35,032	837,941
Netherlands - 2.2%
ASM International NV (Netherlands)	10,262	5,717,428
ASML Holding NV (Netherlands)	2,906	1,963,614
Fugro NV (Certificaten Van Aandelen)	25,335	580,375
Koninklijke Vopak NV	14,747	677,574
Wolters Kluwer NV	52,301	8,800,947
TOTAL NETHERLANDS		17,739,938
New Zealand - 1.0%
Contact Energy Ltd.	176,161	896,313
Fisher & Paykel Healthcare Corp. Ltd.	132,104	2,831,133
Meridian Energy Ltd.	277,377	985,068
The a2 Milk Co. Ltd. (a)	161,388	610,476
Xero Ltd. (a)	30,326	2,946,340
TOTAL NEW ZEALAND		8,269,330
Norway - 0.3%
Frontline PLC	31,106	599,204
Kongsberg Gruppen ASA	19,839	2,065,022
TOTAL NORWAY		2,664,226
Singapore - 2.6%
DBS Group Holdings Ltd.	202,500	5,871,448
Oversea-Chinese Banking Corp. Ltd.	865,600	9,931,118
SATS Ltd.	202,300	600,181
Sembcorp Industries Ltd.	196,400	745,112
Singapore Airlines Ltd. (c)	288,600	1,407,823
Singapore Exchange Ltd.	177,100	1,517,569
Singapore Technologies Engineering Ltd.	329,600	1,130,034
TOTAL SINGAPORE		21,203,285
Spain - 4.7%
ACS Actividades de Construccion y Servicios SA	42,278	2,023,467
Banco Bilbao Vizcaya Argentaria SA	1,299,882	12,939,907
Banco de Sabadell SA	1,209,287	2,352,596
Bankinter SA	131,441	1,070,882
CaixaBank SA	874,455	5,328,722
Industria de Diseno Textil SA	250,470	14,249,069
TOTAL SPAIN		37,964,643
Sweden - 2.8%
AAK AB	40,980	1,173,104
Essity AB (B Shares)	134,586	3,799,641
Fastighets AB Balder (a)	144,707	1,119,404
Investor AB (B Shares)	390,342	11,043,976
Lagercrantz Group AB (B Shares)	44,520	868,292
Saab AB (B Shares)	73,448	1,510,384
Tele2 AB (B Shares)	125,552	1,315,671
Telia Co. AB	523,252	1,520,466
Wihlborgs Fastigheter AB	60,326	631,879
TOTAL SWEDEN		22,982,817
Switzerland - 5.4%
ABB Ltd. (Reg.)	355,786	19,771,433
Accelleron Industries Ltd.	17,088	915,793
DSM-Firmenich AG	22,703	2,694,245
Givaudan SA	1,791	8,497,165
Logitech International SA (Reg.)	35,552	2,913,160
Novartis AG	52,898	5,739,765
PSP Swiss Property AG	10,239	1,453,652
Siegfried Holding AG	836	1,093,949
Sulzer AG (Reg.)	3,824	590,726
TOTAL SWITZERLAND		43,669,888
United Kingdom - 13.1%
3i Group PLC	217,291	8,910,608
Admiral Group PLC	56,860	1,879,877
Auto Trader Group PLC (b)	115,885	1,251,267
BAE Systems PLC	629,009	10,137,933
Britvic PLC	53,332	878,867
Bunzl PLC	60,129	2,645,438
Cranswick PLC	12,198	797,446
HSBC Holdings PLC (United Kingdom)	1,963,723	18,023,095
Informa PLC	297,130	3,098,024
InterContinental Hotel Group PLC	36,042	3,975,344
Intermediate Capital Group PLC	65,551	1,742,900
Londonmetric Properity PLC	455,538	1,139,543
Marks & Spencer Group PLC	456,762	2,216,161
NatWest Group PLC	1,084,035	5,136,429
Next PLC	26,403	3,333,040
RELX PLC (London Stock Exchange)	174,842	8,018,202
Rolls-Royce Holdings PLC (a)	1,878,911	12,965,235
Shaftesbury Capital PLC	420,717	736,164
Subsea 7 SA	51,295	784,799
Tesco PLC	1,546,762	6,829,993
Unilever PLC	202,709	12,365,661
TOTAL UNITED KINGDOM		106,866,026
United States of America - 6.0%
Alcon, Inc. (Switzerland)	45,871	4,227,218
Ferrovial SE	71,692	2,876,012
GSK PLC	768,532	13,878,593
Holcim AG	118,863	11,710,803
Shell PLC (London)	475,317	15,869,561
TOTAL UNITED STATES OF AMERICA		48,562,187
TOTAL COMMON STOCKS (Cost $648,797,599)		803,976,330

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $204,429)	205,000	204,475

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	4,116,960	4,117,784
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	617,938	618,000
TOTAL MONEY MARKET FUNDS (Cost $4,735,784)		4,735,784

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $653,737,812)	808,916,589
NET OTHER ASSETS (LIABILITIES) - 0.5%	4,196,085
NET ASSETS - 100.0%	813,112,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	77	Dec 2024	9,048,270	(270,517)	(270,517)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,645,066 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $204,475.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	94,176	112,348,209	108,324,609	178,024	8	-	4,117,784	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	21,413,495	20,795,495	15,945	-	-	618,000	0.0%
Total	94,176	133,761,704	129,120,104	193,969	8	-	4,735,784

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	32,005,106	15,214,407	16,790,699	-
Consumer Discretionary	78,952,069	29,674,696	49,277,373	-
Consumer Staples	65,061,986	12,822,654	52,239,332	-
Energy	25,137,041	2,770,274	22,366,767	-
Financials	186,254,140	35,464,460	150,789,680	-
Health Care	109,961,884	27,195,456	82,766,428	-
Industrials	164,135,899	40,011,936	124,123,963	-
Information Technology	61,340,507	15,877,488	45,463,019	-
Materials	43,985,676	27,345,884	16,639,792	-
Real Estate	11,907,033	6,643,032	5,264,001	-
Utilities	25,234,989	7,833,122	17,401,867	-

Government Obligations	204,475	-	204,475	-

Money Market Funds	4,735,784	4,735,784	-	-
Total Investments in Securities:	808,916,589	225,589,193	583,327,396	-
Derivative Instruments: Liabilities
Futures Contracts	(270,517)	(270,517)	-	-
Total Liabilities	(270,517)	(270,517)	-	-
Total Derivative Instruments:	(270,517)	(270,517)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(270,517)
Total Equity Risk	0	(270,517)
Total Value of Derivatives	0	(270,517)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $586,163) - See accompanying schedule:
Unaffiliated issuers (cost $649,002,028)	$804,180,805
Fidelity Central Funds (cost $4,735,784)	4,735,784

Total Investment in Securities (cost $653,737,812)		$808,916,589
Segregated cash with brokers for derivative instruments		73,929
Foreign currency held at value (cost $155,823)		155,894
Receivable for fund shares sold		344,415
Dividends receivable		2,442,561
Reclaims receivable		2,178,573
Distributions receivable from Fidelity Central Funds		16,993
Prepaid expenses		919
Total assets		814,129,873
Liabilities
Payable for fund shares redeemed	$162,498
Accrued management fee	104,428
Payable for daily variation margin on futures contracts	47,865
Other payables and accrued expenses	84,408
Collateral on securities loaned	618,000
Total liabilities		1,017,199
Net Assets		$813,112,674
Net Assets consist of:
Paid in capital		$868,655,893
Total accumulated earnings (loss)		(55,543,219)
Net Assets		$813,112,674
Net Asset Value, offering price and redemption price per share ($813,112,674 ÷ 56,466,711 shares)		$14.40
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$23,135,281
Interest		34,422
Income from Fidelity Central Funds (including $15,945 from security lending)		193,969
Income before foreign taxes withheld		$23,363,672
Less foreign taxes withheld		(1,814,481)
Total income		21,549,191
Expenses
Management fee	$1,133,898
Custodian fees and expenses	112,612
Independent trustees' fees and expenses	1,986
Registration fees	29,506
Audit fees	48,440
Legal	564
Miscellaneous	3,218
Total expenses		1,330,224
Net Investment income (loss)		20,218,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,719,681
Fidelity Central Funds	8
Foreign currency transactions	(122,556)
Futures contracts	1,063,155
Total net realized gain (loss)		33,660,288
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	111,479,130
Assets and liabilities in foreign currencies	39,460
Futures contracts	(90,979)
Total change in net unrealized appreciation (depreciation)		111,427,611
Net gain (loss)		145,087,899
Net increase (decrease) in net assets resulting from operations		$165,306,866
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,218,967	$16,753,785
Net realized gain (loss)	33,660,288	(9,881,709)
Change in net unrealized appreciation (depreciation)	111,427,611	84,392,993
Net increase (decrease) in net assets resulting from operations	165,306,866	91,265,069
Distributions to shareholders	(22,706,126)	(14,027,534)

Share transactions
Proceeds from sales of shares	129,678,316	22,436,695
Reinvestment of distributions	22,529,949	13,948,304
Cost of shares redeemed	(79,330,209)	(86,550,078)

Net increase (decrease) in net assets resulting from share transactions	72,878,056	(50,165,079)
Total increase (decrease) in net assets	215,478,796	27,072,456

Net Assets
Beginning of period	597,633,878	570,561,422
End of period	$813,112,674	$597,633,878

Other Information
Shares
Sold	9,219,357	1,859,042
Issued in reinvestment of distributions	1,812,546	1,243,164
Redeemed	(5,658,951)	(7,493,979)
Net increase (decrease)	5,372,952	(4,391,773)

Financial Highlights
Fidelity® SAI International Momentum Index Fund

Years ended October 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$10.28	$14.51	$11.33	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.37	.32	.30	.28	.08
Net realized and unrealized gain (loss)	2.77	1.37	(4.17)	3.05	1.25
Total from investment operations	3.14	1.69	(3.87)	3.33	1.33
Distributions from net investment income	(.44)	(.27)	(.27) D	(.09)	-
Distributions from net realized gain	-	-	(.10) D	(.05)	-
Total distributions	(.44)	(.27)	(.36) E	(.15) E	-
Net asset value, end of period	$14.40	$11.70	$10.28	$14.51	$11.33
Total Return F,G	27.42%	16.53%	(27.34)%	29.56%	13.30%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.18%	.18%	.18%	.19%	.24% J,K
Expenses net of fee waivers, if any	.18%	.18%	.18%	.19%	.20% J
Expenses net of all reductions	.18%	.18%	.18%	.19%	.20% J
Net investment income (loss)	2.67%	2.71%	2.47%	2.03%	1.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$813,113	$597,634	$570,561	$1,035,573	$372,738
Portfolio turnover rate L	62%	63%	113%	73%	29% M

AFor the period May 12, 2020 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,628,810
Gross unrealized depreciation	(24,834,227)
Net unrealized appreciation (depreciation)	$146,794,583
Tax Cost	$662,122,006

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,674,603
Capital loss carryforward	$(226,896,579)
Net unrealized appreciation (depreciation) on securities and other investments	$146,678,756

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(226,896,579)
Long-term	-
Total capital loss carryforward	$(226,896,579)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$22,706,126	$14,027,534
Total	$22,706,126	$ 14,027,534

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	531,237,735	463,748,332

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI International Momentum Index Fund	1,175
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Momentum Index Fund	1,695	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Momentum Index Fund	50%	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	68%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Momentum Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Momentum Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period May 12, 2020 (commencement of operations) through October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period May 12, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 69.10% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.4631 and $0.0259 for the dividend paid December 11, 2023.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Momentum Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through February 28, 2025.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9900587.104
IMI-ANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024